UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Currency Income
Advantage Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Currency Income Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Performance1,2

Portfolio Managers Michael A. Cirami, CFA, Eric Stein, CFA and John R. Baur

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2013	08/29/2013	3.28%	–3.40%	—	–1.94%
Class A with 4.75% Maximum Sales Charge	—	—	–1.67	–8.03	—	–3.72
Class I at NAV	08/29/2013	08/29/2013	3.50	–3.06	—	–1.60
JPMorgan Emerging Local Markets Index Plus (ELMI+)	—	—	3.76%	–2.34%	–3.13%	–2.58%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					8.60%	8.30%
Net					1.40	1.10

Fund Profile4

Foreign Currency Exposure (% of net assets)5

Sweden	10.2%	Argentina	4.3%
Romania	9.7	Norway	4.1
Serbia	9.6	Malaysia	4.0
India	9.5	Philippines	3.9
Iceland	9.5	Vietnam	3.6
Indonesia	9.2	Lebanon	3.3
Dominican Republic	8.3	Sri Lanka	2.7
Mexico	7.3	New Zealand	2.0
Russia	6.6	Kenya	2.0
Bangladesh	6.1	Australia	2.0
Czech Republic	6.1	Other	0.0	*
Chile	6.0	Euro	–54.4
Georgia	5.2	Total Long	145.0
Poland	4.9	Total Short	–54.5
Hong Kong	4.8	Total Net	90.5

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

JPMorgan Emerging Local Markets Index Plus (ELMI+) is an unmanaged index of local currency money market instruments in emerging market countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/17. Without the reimbursement, if applicable, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,032.80	$7.13	**	1.41%
Class I	$1,000.00	$1,035.00	$5.62	**	1.11%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.07	**	1.41%
Class I	$1,000.00	$1,019.30	$5.57	**	1.11%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Currency Income Advantage Portfolio, at value (identified cost, $1,094,303)	$1,106,215
Receivable from affiliate	2,880
Total assets	$1,109,095

Liabilities
Payable to affiliates:
Distribution and service fees	$13
Trustees’ fees	42
Accrued expenses	24,749
Total liabilities	$24,804
Net Assets	$1,084,291

Sources of Net Assets
Paid-in capital	$1,137,444
Accumulated net realized loss from Portfolio	(76,941)
Accumulated undistributed net investment income	11,876
Net unrealized appreciation from Portfolio	11,912
Total	$1,084,291

Class A Shares
Net Assets	$54,815
Shares Outstanding	6,213
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.82
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.26

Class I Shares
Net Assets	$1,029,476
Shares Outstanding	116,059
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest allocated from Portfolio (net of foreign taxes, $644)	$23,028
Expenses, excluding interest expense, allocated from Portfolio	(5,909)
Interest expense allocated from Portfolio	(41)
Total investment income from Portfolio	$17,078

Expenses
Distribution and service fees
Class A	$80
Trustees’ fees and expenses	250
Custodian fee	4,881
Transfer and dividend disbursing agent fees	445
Legal and accounting services	11,738
Printing and postage	11,997
Registration fees	11,852
Miscellaneous	4,428
Total expenses	$45,671
Deduct —
Allocation of expenses to affiliate	$45,567
Total expense reductions	$45,567

Net expenses	$104

Net investment income	$16,974

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(31,031)
Swap contracts	20
Foreign currency and forward foreign currency exchange contract transactions	(34,580)
Net realized loss	$(65,591)
Change in unrealized appreciation (depreciation) —
Investments	$49,190
Written options	(482)
Swap contracts	(3,065)
Foreign currency and forward foreign currency exchange contracts	39,158
Net change in unrealized appreciation (depreciation)	$84,801

Net realized and unrealized gain	$19,210

Net increase in net assets from operations	$36,184

6	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$16,974	$51,462
Net realized loss from investment transactions, written options, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(65,591)	(170,764)
Net change in unrealized appreciation (depreciation) from investments, written options, swap contracts, foreign currency and forward foreign currency exchange contracts	84,801	(51,864)
Net increase (decrease) in net assets from operations	$36,184	$(171,166)
Distributions to shareholders —
Tax return of capital
Class A	$—	$(841)
Class I	—	(16,726)
Total distributions to shareholders	$—	$(17,567)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$48	$42,877
Class I	—	3,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	713
Class I	—	3,262
Cost of shares redeemed
Class A	(4,227)	(61,942)
Class I	(54,410)	(946,514)
Net decrease in net assets from Fund share transactions	$(58,589)	$(958,604)

Net decrease in net assets	$(22,405)	$(1,147,337)

Net Assets
At beginning of period	$1,106,696	$2,254,033
At end of period	$1,084,291	$1,106,696

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$11,876	$(5,098)

7	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2013(1)
			2015	2014
Net asset value — Beginning of period	$8.540		$9.720	$10.200	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.124		$0.332	$0.431	$0.026
Net realized and unrealized gain (loss)	0.156		(1.385)	(0.317)	0.174

Total income (loss) from operations	$0.280		$(1.053)	$0.114	$0.200

Less Distributions
From net investment income	$—		$—	$(0.520)	$—
Tax return of capital	—		(0.127)	(0.074)	—

Total distributions	$—		$(0.127)	$(0.594)	$—

Net asset value — End of period	$8.820		$8.540	$9.720	$10.200

Total Return(3)	3.28	%(4)	(10.94)%	1.14%	2.00	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55		$57	$83	$10
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees(6)(7)	1.40	%(8)	1.40%	1.40%	1.40	%(8)
Interest and fee expense	0.01	%(8)	—	—	—
Total expenses(6)(7)	1.41	%(8)	1.40%	1.40%	1.40	%(8)
Net investment income	2.91	%(8)	3.66%	4.34%	1.50	%(8)
Portfolio Turnover of the Portfolio	34	%(4)	59%	55%	0	%(4)(9)

(1)	For the period from the start of business, August 29, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 8.82%, 7.20%, 4.22% and 46.70% of average daily net assets for the six months ended April 30, 2016, the years ended October 31, 2015 and 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	For the period from the Portfolio’s start of business, August 26, 2013, to October 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2013(1)
			2015	2014
Net asset value — Beginning of period	$8.570		$9.730	$10.210	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.137		$0.365	$0.459	$0.032
Net realized and unrealized gain (loss)	0.163		(1.389)	(0.318)	0.178

Total income (loss) from operations	$0.300		$(1.024)	$0.141	$0.210

Less Distributions
From net investment income	$—		$—	$(0.544)	$—
Tax return of capital	—		(0.136)	(0.077)	—

Total distributions	$—		$(0.136)	$(0.621)	$—

Net asset value — End of period	$8.870		$8.570	$9.730	$10.210

Total Return(3)	3.50	%(4)	(10.64)%	1.42%	2.10	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,029		$1,049	$2,171	$1,205
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees(6)(7)	1.10	%(8)	1.10%	1.10%	1.10	%(8)
Interest and fee expense	0.01	%(8)	—	—	—
Total expenses(6)(7)	1.11	%(8)	1.10%	1.10%	1.10	%(8)
Net investment income	3.20	%(8)	3.99%	4.59%	1.84	%(8)
Portfolio Turnover of the Portfolio	34	%(4)	59%	55%	0	%(4)(9)

(1)	For the period from the start of business, August 29, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 8.82%, 7.20%, 4.22% and 46.70% of average daily net assets for the six months ended April 30, 2016, the years ended October 31, 2015 and 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	For the period from the Portfolio’s start of business, August 26, 2013, to October 31, 2013.

9	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Currency Income Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Currency Income Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (2.3% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions quarterly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $4,395 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2015, $4,395 are short-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2016, the Fund incurred no adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.40% and 1.10% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2017. Pursuant to this agreement, EVM was allocated $45,567 of the Fund’s operating expenses for the six months ended April 30, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $51 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $80 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

11

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $43,599 and $100,477, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	5	4,618
Issued to shareholders electing to receive payments of distributions in Fund shares	—	76
Redemptions	(492)	(6,563)

Net decrease	(487)	(1,869)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	—	327
Issued to shareholders electing to receive payments of distributions in Fund shares	—	350
Redemptions	(6,358)	(101,308)

Net decrease	(6,358)	(100,631)

At April 30, 2016, EVM owned 81.8% of the value of the outstanding shares of the Fund.

8  Plan of Liquidation and Termination

On April 26, 2016, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. On May 31, 2016, the Fund discontinued sales of its shares to new investors, with limited exceptions. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about June 29, 2016.

12

Currency Income Advantage Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 48.6%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 6.1%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	20,000	$267,312
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	1,896,804
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	413,657
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	140,599
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	76,353
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	178,697

Total Bangladesh			$2,973,422

Bosnia and Herzegovina — 0.0%(1)
Republic of Srpska, 1.50%, 6/9/25	BAM	51	$22,775

Total Bosnia and Herzegovina			$22,775

Brazil — 4.8%
Letra do Tesouro Nacional, 0.00%, 10/1/16	BRL	1,952	$536,752
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	4,000	1,066,741
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	2,826	732,094

Total Brazil			$2,335,587

Czech Republic — 6.0%
Czech Republic Government Bond, 0.00%, 11/9/17(2)	CZK	69,900	$2,965,477

Total Czech Republic			$2,965,477

Dominican Republic — 8.3%
Dominican Republic International Bond, 10.40%, 5/10/19(2)	DOP	37,200	$832,342
Dominican Republic International Bond, 13.50%, 8/4/17(2)	DOP	1,500	34,463
Dominican Republic International Bond, 14.00%, 6/8/18(2)	DOP	39,000	927,802
Dominican Republic International Bond, 16.00%, 2/10/17(2)	DOP	98,200	2,254,349

Total Dominican Republic			$4,048,956

Georgia — 2.2%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	180	$82,375
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	730	350,236
Georgia Treasury Bond, 13.75%, 1/14/18	GEL	1,400	672,504

Total Georgia			$1,105,115

Security		Principal Amount (000’s omitted)	Value

Iceland — 7.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$1,057,134
Republic of Iceland, 7.25%, 10/26/22	ISK	234,038	1,498,199
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,300,721

Total Iceland			$3,856,054

Lebanon — 1.0%
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	750,000	$499,396

Total Lebanon			$499,396

Malaysia — 4.0%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	7,530	$1,938,158

Total Malaysia			$1,938,158

Serbia — 4.7%
Serbia Treasury Bond, 8.00%, 1/12/17	RSD	238,000	$2,293,104

Total Serbia			$2,293,104

Vietnam — 3.6%
Vietnam Government Bond, 7.60%, 10/31/16	VND	16,000,000	$727,041
Vietnam Government Bond, 9.50%, 6/15/17	VND	21,797,000	1,024,928

Total Vietnam			$1,751,969

Total Foreign Government Bonds (identified cost $23,439,893)			$23,790,013

Currency Options Purchased — 0.2%

Description	Counter- party	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call INR/Put USD	Citibank, N.A.	INR 69,482	INR 67.79	7/4/16	$17,976
Call MXN/Put USD	Deutsche Bank AG	MXN 16,827	MXN 18.33	1/11/17	64,975
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	SEK 7,752	SEK 9.30	10/17/16	25,098

Total Currency Options Purchased (identified cost $103,790)					$108,049

13	See Notes to Financial Statements.

Currency Income Advantage Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 48.0%

Foreign Government Securities — 15.4%

Security		Principal Amount (000’s omitted)	Value

Georgia — 2.9%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	1,938	$850,542
Georgia Treasury Bill, 0.00%, 1/26/17	GEL	1,389	586,439

Total Georgia			$1,436,981

Iceland — 1.6%
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	114,051	$673,088
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	16,409	96,659

Total Iceland			$769,747

Lebanon — 2.3%
Lebanon Treasury Bill, 0.00%, 5/5/16	LBP	34,280	$22,737
Lebanon Treasury Bill, 0.00%, 5/12/16	LBP	89,520	59,323
Lebanon Treasury Bill, 0.00%, 5/19/16	LBP	60,000	39,729
Lebanon Treasury Bill, 0.00%, 6/2/16	LBP	20,900	13,816
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	229,680	151,465
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	390,620	254,839
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	192,180	123,695
Lebanon Treasury Bill, 0.00%, 2/16/17	LBP	721,180	459,994

Total Lebanon			$1,125,598

Mexico — 3.8%
Mexico Cetes, 0.00%, 2/2/17	MXN	33,293	$1,877,190

Total Mexico			$1,877,190

Sri Lanka — 4.8%
Sri Lanka Treasury Bill, 0.00%, 4/7/17	LKR	169,500	$1,060,516
Sri Lanka Treasury Bill, 0.00%, 4/14/17	LKR	203,540	1,270,997

Total Sri Lanka			$2,331,513

Total Foreign Government Securities (identified cost $7,393,014)			$7,541,029

U.S. Treasury Obligations — 25.1%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/16/16(3)		$2,000	$1,999,652
U.S. Treasury Bill, 0.00%, 9/22/16(3)		10,300	10,288,680

Total U.S. Treasury Obligations (identified cost $12,280,664)			$12,288,332

Other — 7.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(4)	$3,646	$3,646,148

Total Other (identified cost $3,646,148)		$3,646,148

Total Short-Term Investments (identified cost $23,319,826)		$23,475,509

Total Investments— 96.8% (identified cost $46,863,509)		$47,373,571

Currency Options Written — (0.2)%

Description	Counter- party	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call INR/Put USD	Deutsche Bank AG	INR 69,482	INR 67.79	7/4/16	$(17,976)
Call MXN/Put USD	Deutsche Bank AG	MXN 16,827	MXN 18.33	1/11/17	(64,975)
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	SEK 7,752	SEK 9.30	10/17/16	(25,098)

Total Currency Options Written (premium received $80,121)					$(108,049)

Other Assets, Less Liabilities — 3.4%					$1,667,479

Net Assets — 100.0%					$48,933,001

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $7,014,433 or 14.3% of the Portfolio’s net assets.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

14	See Notes to Financial Statements.

Currency Income Advantage Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	228,035	RON	1,020,000	BNP Paribas	5/3/16	$409	$—
RON	886,000	EUR	197,927	BNP Paribas	5/3/16	—	(183)
RON	134,000	EUR	29,941	Deutsche Bank AG	5/3/16	—	(35)
EUR	2,089,742	PLN	9,208,865	Morgan Stanley & Co. International PLC	5/4/16	—	(19,696)
PLN	1,648,000	EUR	369,357	Morgan Stanley & Co. International PLC	5/4/16	8,813	—
PLN	7,560,865	EUR	1,711,353	Standard Chartered Bank	5/4/16	21,224	—
KES	50,500,000	USD	464,368	Standard Chartered Bank	5/6/16	35,453	—
INR	30,020,000	USD	431,824	Bank of America, N.A.	5/9/16	20,115	—
INR	270,037,000	USD	3,935,453	BNP Paribas	5/9/16	129,849	—
INR	116,000,000	USD	1,718,773	Citibank, N.A.	5/9/16	27,562	—
USD	1,553,141	INR	107,058,000	Bank of America, N.A.	5/9/16	—	(58,576)
CLP	1,934,821,296	USD	2,702,642	BNP Paribas	5/16/16	222,468	—
IDR	7,979,164,000	USD	583,912	BNP Paribas	5/16/16	19,738	—
IDR	7,979,165,000	USD	584,212	Standard Chartered Bank	5/16/16	19,438	—
IDR	1,314,600,000	USD	99,290	Standard Chartered Bank	5/16/16	164	—
RUB	208,800,000	USD	3,010,815	Citibank, N.A.	5/18/16	199,621	—
MXN	26,960,000	USD	1,428,977	BNP Paribas	5/19/16	135,592	—
PHP	89,179,000	USD	1,853,263	Bank of America, N.A.	5/23/16	41,666	—
USD	2,460,951	EUR	2,229,108	BNP Paribas	6/8/16	—	(94,185)
USD	1,049,627	LKR	153,560,390	Citibank, N.A.	6/8/16	7,414	—
USD	1,264,222	LKR	185,208,577	Citibank, N.A.	6/8/16	7,213	—
EUR	570,000	USD	637,792	Standard Chartered Bank	6/15/16	15,727	—
USD	931,551	EUR	835,668	Standard Chartered Bank	6/15/16	—	(26,562)
MXN	2,473,979	USD	140,284	Morgan Stanley & Co. International PLC	6/20/16	2,841	—
NOK	16,250,000	EUR	1,704,613	Morgan Stanley & Co. International PLC	6/20/16	63,022	—
HKD	18,269,000	USD	2,357,382	Citibank, N.A.	6/22/16	—	(1,152)
EUR	211,776	USD	238,949	Standard Chartered Bank	6/29/16	3,969	—
USD	4,597,771	EUR	4,068,651	Standard Chartered Bank	6/29/16	—	(69,189)
AUD	1,271,000	USD	969,586	Standard Chartered Bank	7/1/16	—	(5,527)
NZD	1,430,000	USD	984,884	Morgan Stanley & Co. International PLC	7/1/16	10,539	—
IDR	4,993,704,000	USD	373,529	Deutsche Bank AG	7/14/16	49	—
IDR	3,883,990,000	USD	290,522	Standard Chartered Bank	7/14/16	38	—
IDR	16,494,307,000	USD	1,228,352	BNP Paribas	7/18/16	4,794	—
IDR	17,191,550,000	USD	1,279,562	Deutsche Bank AG	7/18/16	5,712	—
SEK	36,121,869	EUR	3,929,921	Deutsche Bank AG	7/19/16	—	(28)
USD	22,299	EUR	19,653	Standard Chartered Bank	7/20/16	—	(259)
SEK	3,656,000	EUR	398,350	Standard Chartered Bank	7/25/16	—	(667)
KES	49,600,000	USD	483,997	Standard Chartered Bank	7/26/16	—	(1,134)
PLN	9,208,865	EUR	2,080,437	Morgan Stanley & Co. International PLC	8/4/16	19,567	—
RSD	224,140,000	EUR	1,756,996	Citibank, N.A.	9/2/16	50,044	—
USD	440,533	BRL	1,952,000	Standard Chartered Bank	10/5/16	—	(100,722)
RSD	23,451,000	EUR	186,119	Citibank, N.A.	10/13/16	1,379	—
RSD	14,032,000	EUR	111,206	Citibank, N.A.	10/13/16	1,008	—
ARS	33,835,000	USD	1,890,223	Citibank, N.A.	11/16/16	218,528	—
USD	879,894	BRL	4,000,000	Standard Chartered Bank	1/5/17	—	(202,035)
USD	936,453	EUR	852,119	Standard Chartered Bank	1/9/17	—	(47,881)

15	See Notes to Financial Statements.

Currency Income Advantage Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,902,731	EUR	1,749,477	Standard Chartered Bank	1/9/17	$—	$(118,196)
RON	10,173,000	EUR	2,260,164	BNP Paribas	1/30/17	—	(6,753)
RON	1,020,000	EUR	226,390	BNP Paribas	2/3/17	—	(444)
RON	418,000	EUR	92,417	BNP Paribas	2/28/17	108	—
RON	1,231,240	EUR	272,791	BNP Paribas	2/28/17	—	(346)
RON	1,000,000	EUR	221,263	Deutsche Bank AG	3/2/17	35	—
RON	154,000	EUR	34,161	Bank of America, N.A.	3/6/17	—	(103)
RON	937,625	EUR	208,093	Bank of America, N.A.	3/6/17	—	(745)
RON	801,000	EUR	177,802	Deutsche Bank AG	3/7/17	—	(684)
RON	1,143,000	EUR	253,521	Deutsche Bank AG	3/7/17	—	(747)
RON	1,627,000	EUR	360,714	BNP Paribas	3/8/17	—	(899)
USD	714,539	BRL	2,826,000	Bank of America, N.A.	4/5/17	—	(33,503)

						$1,294,099	$(790,251)

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation

Citibank, N.A.	LKR 200,000	Total Return on Sri Lanka Government Bond, 8.00% due 11/15/18	3-month USD-LIBOR-BBA + 100 bp on $1,453,053 (Notional Amount) plus Notional Amount at termination date	11/17/18	$(134,397)

					$(134,397)

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EUR	–	Euro
GEL	–	Georgian Lari
HKD	–	Hong Kong Dollar
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
KES	–	Kenyan Shilling

LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
USD	–	United States Dollar
VND	–	Vietnamese Dong

16	See Notes to Financial Statements.

Currency Income Advantage Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $43,217,361)	$43,727,423
Affiliated investment, at value (identified cost, $3,646,148)	3,646,148
Cash	588,393
Foreign currency, at value (identified cost, $223,760)	226,072
Interest receivable	600,357
Interest receivable from affiliated investment	1,836
Receivable for open forward foreign currency exchange contracts	1,294,099
Receivable from affiliate	25,457
Total assets	$50,109,785

Liabilities
Written options outstanding, at value (premiums received, $80,121)	$108,049
Payable for open forward foreign currency exchange contracts	790,251
Payable for open swap contracts	134,397
Payable to affiliates:
Investment adviser fee	35,854
Trustees’ fees	254
Other liabilities	50,606
Accrued expenses	57,373
Total liabilities	$1,176,784
Net Assets applicable to investors’ interest in Portfolio	$48,933,001

Sources of Net Assets
Investors’ capital	$48,072,554
Net unrealized appreciation	860,447
Total	$48,933,001

17	See Notes to Financial Statements.

Currency Income Advantage Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest (net of foreign taxes, $28,126)	$1,000,235
Interest allocated from affiliated investment	7,187
Expenses allocated from affiliated investment	(291)
Total investment income	$1,007,131

Expenses
Investment adviser fee	$212,350
Trustees’ fees and expenses	1,506
Custodian fee	61,580
Legal and accounting services	40,180
Interest expense and fees	1,752
Miscellaneous	4,988
Total expenses	$322,356
Deduct —
Allocation of expenses to affiliate	$62,331
Total expense reductions	$62,331

Net expenses	$260,025

Net investment income	$747,106

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,229,068)
Investment transactions allocated from affiliated investment	21
Swap contracts	812
Foreign currency and forward foreign currency exchange contract transactions	(1,504,223)
Net realized loss	$(2,732,458)
Change in unrealized appreciation (depreciation) —
Investments	$2,036,831
Written options	(21,863)
Swap contracts	(134,175)
Foreign currency and forward foreign currency exchange contracts	1,719,703
Net change in unrealized appreciation (depreciation)	$3,600,496

Net realized and unrealized gain	$868,038

Net increase in net assets from operations	$1,615,144

18	See Notes to Financial Statements.

Currency Income Advantage Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015(1)
From operations —
Net investment income	$747,106	$1,926,881
Net realized loss from investment transactions, written options, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(2,732,458)	(5,247,198)
Net change in unrealized appreciation (depreciation) from investments, written options, swap contracts, foreign currency and forward foreign currency exchange contracts	3,600,496	(2,350,759)
Net increase (decrease) in net assets from operations	$1,615,144	$(5,671,076)
Capital transactions —
Contributions	$43,599	$107,251
Withdrawals	(100,477)	(1,137,343)
Net decrease in net assets from capital transactions	$(56,878)	$(1,030,092)

Net increase (decrease) in net assets	$1,558,266	$(6,701,168)

Net Assets
At beginning of period	$47,374,735	$54,075,903
At end of period	$48,933,001	$47,374,735

(1)	Includes the accounts of the Subsidiary through April 1, 2015, as discussed in Note 1.

19	See Notes to Financial Statements.

Currency Income Advantage Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2013(1)
Ratios/Supplemental Data			2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(2)(3)	1.10	%(4)	1.10%	1.10%	1.40	%(4)
Net investment income	3.17	%(4)	3.84%	4.45%	1.46	%(4)
Portfolio Turnover	34	%(5)	59%	55%	0	%(5)

Total Return	3.44	%(5)	(10.67)%	1.45%	2.00	%(5)

Net assets, end of period (000’s omitted)	$48,933		$47,375	$54,076	$52,106

(1)	For the period from the start of business, August 26, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.26%, 0.19%, 0.36% and 0.79% of average daily net assets for the six months ended April 30, 2016, the years ended October 31, 2015 and 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Annualized.

(5)	Not annualized.

20	See Notes to Financial Statements.

Currency Income Advantage Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Currency Income Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Currency Income Advantage Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 2.3%, 15.6% and 82.1%, respectively, in the Portfolio.

Prior to April 2, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on April 1, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and securities, were transferred to the Portfolio with no gain or loss for financial reporting purposes. As of October 31, 2015, the Subsidiary had been dissolved with the Cayman Islands authorities. The accompanying financial statements include the accounts of the Subsidiary through April 1, 2015. Intercompany balances and transactions were eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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Currency Income Advantage Portfolio

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Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

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Currency Income Advantage Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.90% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $212,350 or 0.90% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $62,331 of the Portfolio’s operating expenses for the six months ended April 30, 2016. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $11,100,383 and $7,289,488, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,207,175

Gross unrealized appreciation	$1,015,987
Gross unrealized depreciation	(849,591)

Net unrealized appreciation	$166,396

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Currency Income Advantage Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, written options and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the six months ended April 30, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)				Premiums Received

Currency	CNH	INR	MXN	SEK	USD

Outstanding, beginning of period	—	69,482	—	—	18,901
Options written	12,426	—	16,827	7,752	67,870
Options exercised	(12,426)	—	—	—	(6,650)

Outstanding, end of period	—	69,482	16,827	7,752	80,121

CNH	–	Yuan Renminbi Offshore
INR	–	Indian Rupee
MXN	–	Mexican Peso
SEK	–	Swedish Krona
USD	–	United States Dollar

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  The Portfolio enters into forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $1,032,697. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $221,765 at April 30, 2016.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of

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Currency Income Advantage Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$108,049	(1)	$—
Written options	—		(108,049	)(2)
Swap contracts	—		(134,397	)(3)
Forward foreign currency exchange contracts	1,294,099	(4)	(790,251	)(5)

Total	$1,402,148		$(1,032,697)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

(3)	Statement of Assets and Liabilities location: Payable for open swap contracts.

(4)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(5)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$61,781	$(61,781)	$—	$—	$—
BNP Paribas	512,958	(102,810)	(295,642)	—	114,506
Citibank, N.A.	530,745	(135,549)	—	—	395,196
Deutsche Bank AG	70,771	(70,771)	—	—	—
Morgan Stanley & Co. International PLC	129,880	(44,794)	—	—	85,086
Standard Chartered Bank	96,013	(96,013)	—	—	—

	$1,402,148	$(511,718)	$(295,642)	$—	$594,788

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Currency Income Advantage Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(92,927)	$61,781	$9,998	$—	$(21,148)
BNP Paribas	(102,810)	102,810	—	—	—
Citibank, N.A.	(135,549)	135,549	—	—	—
Deutsche Bank AG	(84,445)	70,771	—	—	(13,674)
Morgan Stanley & Co. International PLC	(44,794)	44,794	—	—	—
Standard Chartered Bank	(572,172)	96,013	211,767	—	(264,392)

	$(1,032,697)	$511,718	$221,765	$—	$(299,214)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2016 was as follows:

Statement of Operations Caption

Net realized gain (loss) —
Swap contracts	$812
Foreign currency and forward foreign currency exchange contract transactions	(1,524,509)

Total	$(1,523,697)

Change in unrealized appreciation (depreciation) —
Investments	$19,922
Written options	(21,863)
Swap contracts	(134,175)
Foreign currency and forward foreign currency exchange contracts	1,712,342

Total	$(1,576,226)

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$75,855,000	$1,387,000

The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was approximately $2,467,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the

26

Currency Income Advantage Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$23,790,013	$—	$23,790,013
Currency Options Purchased	—	108,049	—	108,049
Short-Term Investments —
Foreign Government Securities	—	7,541,029	—	7,541,029
U.S. Treasury Obligations	—	12,288,332	—	12,288,332

Other	—	3,646,148	—	3,646,148

Total Investments	$—	$47,373,571	$—	$47,373,571

Forward Foreign Currency Exchange Contracts	$—	$1,294,099	$—	$1,294,099

Total	$—	$48,667,670	$—	$48,667,670

Liability Description

Currency Options Written	$—	$(108,049)	$—	$(108,049)
Forward Foreign Currency Exchange Contracts	—	(790,251)	—	(790,251)
Swap Contracts	—	(134,397)	—	(134,397)

Total	$—	$(1,032,697)	$—	$(1,032,697)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Currency Income Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Currency Income Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of such investment professionals in investing in (i) securities denominated in foreign currencies, (ii) income instruments issued by foreign entities or sovereign nations, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

29

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval — (continued)

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for a one-year period ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board considered management’s proposals to take steps to address the longer-term prospects of the Fund, such as liquidation or merger with another fund.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

30

Eaton Vance

Currency Income Advantage Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Currency Income Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Currency Income Advantage Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Currency Income Advantage Fund and Currency Income Advantage Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Currency Income Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Currency Income Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14894    4.30.16

Eaton Vance

Diversified Currency

Income Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Diversified Currency Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/27/2007	06/27/2007	2.23%	–1.44%	–0.49%	3.76%
Class A with 4.75% Maximum Sales Charge	—	—	–2.64	–6.13	–1.46	3.19
Class C at NAV	03/01/2011	06/27/2007	1.89	–2.09	–1.19	3.30
Class C with 1% Maximum Sales Charge	—	—	0.89	–3.02	–1.19	3.30
Class I at NAV	03/01/2011	06/27/2007	2.31	–1.17	–0.20	3.94
JPMorgan Emerging Local Markets Index Plus (ELMI+)	—	—	3.76%	–2.34%	–3.13%	1.49%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.30%	2.00%	1.00%
Net				1.10	1.80	0.80

Fund Profile4

Foreign Currency Exposure (% of net assets)5

Iceland	7.1%	Hong Kong	3.0%
Serbia	6.5	Poland	2.8
Sweden	6.1	Philippines	2.5
Dominican Republic	5.4	Costa Rica	2.3
Romania	5.4	Malaysia	2.2
India	5.2	Vietnam	2.2
Lebanon	5.2	Bosnia-Herzegovina	1.4
Indonesia	4.9	Australia	1.1
Mexico	4.1	New Zealand	1.1
Czech Republic	3.8	Kenya	1.0
Georgia	3.8	Other	0.1	*
Bangladesh	3.6	Euro	–36.8
Chile	3.6	Total Long	94.7
Russia	3.6	Total Short	–36.9
Norway	3.5	Total Net	57.8
Argentina	3.1

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

JPMorgan Emerging Local Markets Index Plus (ELMI+) is an unmanaged index of local currency money market instruments in emerging market countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/17. Without the reimbursement, if applicable, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.30	$5.53	**	1.10%
Class C	$1,000.00	$1,018.90	$9.04	**	1.80%
Class I	$1,000.00	$1,023.10	$4.02	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.52	**	1.10%
Class C	$1,000.00	$1,015.90	$9.02	**	1.80%
Class I	$1,000.00	$1,020.90	$4.02	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in International Income Portfolio, at value (identified cost, $162,234,391)	$161,769,361
Receivable for Fund shares sold	412,480
Receivable from affiliate	30,776
Total assets	$162,212,617

Liabilities
Payable for Fund shares redeemed	$546,169
Payable to affiliates:
Distribution and service fees	31,299
Trustees’ fees	43
Accrued expenses	56,060
Total liabilities	$633,571
Net Assets	$161,579,046

Sources of Net Assets
Paid-in capital	$212,114,123
Accumulated net realized loss from Portfolio	(47,196,626)
Accumulated distributions in excess of net investment income	(2,873,421)
Net unrealized depreciation from Portfolio	(465,030)
Total	$161,579,046

Class A Shares
Net Assets	$49,261,667
Shares Outstanding	5,501,392
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.95
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.40

Class C Shares
Net Assets	$22,959,358
Shares Outstanding	2,565,451
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.95

Class I Shares
Net Assets	$89,358,021
Shares Outstanding	10,005,056
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.93
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest allocated from Portfolio (net of foreign taxes, $45,196)	$3,732,709
Expenses allocated from Portfolio	(770,520)
Total investment income from Portfolio	$2,962,189

Expenses
Distribution and service fees
Class A	$80,136
Class C	127,837
Trustees’ fees and expenses	251
Custodian fee	9,788
Transfer and dividend disbursing agent fees	71,671
Legal and accounting services	28,151
Printing and postage	24,933
Registration fees	33,452
Miscellaneous	6,158
Total expenses	$382,377
Deduct —
Allocation of expenses to affiliate	$173,862
Total expense reductions	$173,862

Net expenses	$208,515

Net investment income	$2,753,674

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(12,185,388)
Financial futures contracts	(38,969)
Foreign currency and forward foreign currency exchange contract transactions	(4,764,289)
Net realized loss	$(16,988,646)
Change in unrealized appreciation (depreciation) —
Investments	$12,751,158
Written options	(14,808)
Financial futures contracts	40,694
Foreign currency and forward foreign currency exchange contracts	5,270,201
Net change in unrealized appreciation (depreciation)	$18,047,245

Net realized and unrealized gain	$1,058,599

Net increase in net assets from operations	$3,812,273

6	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$2,753,674	$11,531,500
Net realized loss from investment transactions, written options, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(16,988,646)	(25,171,091)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, foreign currency and forward foreign currency exchange contracts	18,047,245	(8,534,318)
Net increase (decrease) in net assets from operations	$3,812,273	$(22,173,909)
Distributions to shareholders —
From net investment income
Class A	$(1,512,856)	$—
Class C	(609,054)	—
Class I	(3,343,904)	—
Tax return of capital
Class A	—	(4,799,728)
Class C	—	(1,714,725)
Class I	—	(11,470,092)
Total distributions to shareholders	$(5,465,814)	$(17,984,545)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,293,921	$20,149,291
Class C	1,247,689	5,106,010
Class I	21,819,515	90,557,107
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,456,592	4,453,711
Class C	471,236	1,328,090
Class I	2,882,962	9,479,137
Cost of shares redeemed
Class A	(22,681,309)	(93,107,495)
Class C	(8,591,912)	(24,462,350)
Class I	(69,020,118)	(332,690,264)
Net decrease in net assets from Fund share transactions	$(65,121,424)	$(319,186,763)

Net decrease in net assets	$(66,774,965)	$(359,345,217)

Net Assets
At beginning of period	$228,354,011	$587,699,228
At end of period	$161,579,046	$228,354,011

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,873,421)	$(161,281)

7	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014		2013		2012		2011
Net asset value — Beginning of period	$9.010		$10.130		$10.580		$11.160		$11.310		$11.360

Income (Loss) From Operations
Net investment income(1)	$0.124		$0.315		$0.332		$0.310		$0.374		$0.299
Net realized and unrealized gain (loss)	0.072		(0.921)		(0.268)		(0.376)		0.027		0.139

Total income (loss) from operations	$0.196		$(0.606)		$0.064		$(0.066)		$0.401		$0.438

Less Distributions
From net investment income	$(0.256)		$—		$(0.365)		$(0.121)		$(0.409)		$(0.488)
From net realized gain	—		—		—		—		(0.070)		—
Tax return of capital	—		(0.514)		(0.149)		(0.393)		(0.072)		—

Total distributions	$(0.256)		$(0.514)		$(0.514)		$(0.514)		$(0.551)		$(0.488)

Net asset value — End of period	$8.950		$9.010		$10.130		$10.580		$11.160		$11.310

Total Return(2)	2.23	%(3)	(6.12)%		0.63%		(0.62)%		3.71%		3.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,262		$63,626		$142,908		$230,834		$42,251		$12,397
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.10	%(6)(7)	1.11	%(6)(8)	1.10	%(9)	1.10	%(9)	1.10	%(9)	1.10	%(9)
Net investment income	2.79	%(7)	3.27%		3.21%		2.85%		3.38%		2.60%
Portfolio Turnover of the Portfolio	30	%(3)	23%		42%		21%		37%		31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24% and 0.19% of average daily net assets for the six months ended April 30, 2016 and the year ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

(8)	Includes interest expense of 0.01% for the year ended October 31, 2015.

(9)

The administrator reimbursed certain operating expenses (equal to 0.15%, 0.16%, 0.40% and 0.82% of average daily net assets for the years ended October 31, 2014, 2013, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

8	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2011(1)
			2015		2014		2013		2012
Net asset value — Beginning of period	$9.000		$10.100		$10.550		$11.120		$11.270		$11.460

Income (Loss) From Operations
Net investment income(2)	$0.093		$0.244		$0.259		$0.242		$0.297		$0.150
Net realized and unrealized gain (loss)	0.074		(0.910)		(0.275)		(0.378)		0.024		(0.050)

Total income (loss) from operations	$0.167		$(0.666)		$(0.016)		$(0.136)		$0.321		$0.100

Less Distributions
From net investment income	$(0.217)		$—		$(0.308)		$(0.102)		$(0.341)		$(0.290)
From net realized gain	—		—		—		—		(0.070)		—
Tax return of capital	—		(0.434)		(0.126)		(0.332)		(0.060)		—

Total distributions	$(0.217)		$(0.434)		$(0.434)		$(0.434)		$(0.471)		$(0.290)

Net asset value — End of period	$8.950		$9.000		$10.100		$10.550		$11.120		$11.270

Total Return(3)	1.89	%(4)	(6.72)%		(0.14)%		(1.26)%		2.97%		0.85	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,959		$30,022		$52,516		$73,843		$3,729		$1,012
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.80	%(7)(8)	1.81	%(7)(9)	1.80	%(10)	1.80	%(10)	1.80	%(10)	1.80	%(8)(10)
Net investment income	2.10	%(8)	2.55%		2.51%		2.24%		2.70%		1.97	%(8)
Portfolio Turnover of the Portfolio	30	%(4)	23%		42%		21%		37%		31	%(11)

(1)	For the period from commencement of operations on March 1, 2011 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24% and 0.19% of average daily net assets for the six months ended April 30, 2016 and the year ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the year ended October 31, 2015.

(10)

The administrator reimbursed certain operating expenses (equal to 0.15%, 0.16%, 0.40% and 0.82% of average daily net assets for the years ended October 31, 2014, 2013 and 2012 and the period from commencement of operations on March 1, 2011 to October 31, 2011, respectively). Absent this reimbursement, total return would be lower.

(11)	For the Portfolio’s year ended October 31, 2011.

9	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2011(1)
			2015		2014		2013		2012
Net asset value — Beginning of period	$9.000		$10.120		$10.570		$11.150		$11.300		$11.460

Income (Loss) From Operations
Net investment income(2)	$0.138		$0.345		$0.363		$0.346		$0.402		$0.231
Net realized and unrealized gain (loss)	0.066		(0.916)		(0.264)		(0.377)		0.034		(0.024)

Total income (loss) from operations	$0.204		$(0.571)		$0.099		$(0.031)		$0.436		$0.207

Less Distributions
From net investment income	$(0.274)		$—		$(0.390)		$(0.130)		$(0.439)		$(0.367)
From net realized gain	—		—		—		—		(0.070)		—
Tax return of capital	—		(0.549)		(0.159)		(0.419)		(0.077)		—

Total distributions	$(0.274)		$(0.549)		$(0.549)		$(0.549)		$(0.586)		$(0.367)

Net asset value — End of period	$8.930		$9.000		$10.120		$10.570		$11.150		$11.300

Total Return(3)	2.31	%(4)	(5.78)%		0.97%		(0.31)%		4.04%		1.78	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,358		$134,706		$392,276		$492,281		$44,458		$19,959
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.80	%(7)(8)	0.81	%(7)(9)	0.80	%(10)	0.80	%(10)	0.80	%(10)	0.80	%(8)(10)
Net investment income	3.11	%(8)	3.58%		3.51%		3.20%		3.64%		2.98	%(8)
Portfolio Turnover of the Portfolio	30	%(4)	23%		42%		21%		37%		31	%(11)

(1)	For the period from commencement of operations on March 1, 2011 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24% and 0.19% of average daily net assets for the six months ended April 30, 2016 and the year ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	Includes interest expense of 0.01% for the year ended October 31, 2015.

(10)

The administrator reimbursed certain operating expenses (equal to 0.15%, 0.16%, 0.40% and 0.82% of average daily net assets for the years ended October 31, 2014, 2013 and 2012 and the period from commencement of operations on March 1, 2011 to October 31, 2011, respectively). Absent this reimbursement, total return would be lower.

(11)	For the Portfolio’s year ended October 31, 2011.

10	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Currency Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2016, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $26,807,782 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2015, $7,310,320 are short-term and $19,497,462 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2016, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.10%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2017. Pursuant to this agreement, EVM was allocated $173,862 of the Fund’s operating expenses for the six months ended April 30, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $1,363 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,945 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $80,136 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $95,878 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $31,959 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

12

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $11,996,851 and $83,427,349, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	817,566	2,082,169
Issued to shareholders electing to receive payments of distributions in Fund shares	163,418	466,336
Redemptions	(2,537,851)	(9,597,116)

Net decrease	(1,556,867)	(7,048,611)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	139,718	530,323
Issued to shareholders electing to receive payments of distributions in Fund shares	52,899	139,527
Redemptions	(962,373)	(2,532,556)

Net decrease	(769,756)	(1,862,706)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	2,454,690	9,366,900
Issued to shareholders electing to receive payments of distributions in Fund shares	324,211	991,329
Redemptions	(7,747,067)	(34,160,893)

Net decrease	(4,968,166)	(23,802,664)

13

International Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 37.9%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 3.6%
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	$1,937,450
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	826,886
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,979,513
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,053,447

Total Bangladesh			$5,797,296

Bosnia and Herzegovina — 1.4%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,837	$875,954
Republic of Srpska, 1.50%, 10/30/23	BAM	1,393	653,357
Republic of Srpska, 1.50%, 5/31/25	BAM	460	200,642
Republic of Srpska, 1.50%, 12/24/25	BAM	921	393,545
Republic of Srpska, 1.50%, 9/25/26	BAM	469	195,707

Total Bosnia and Herzegovina			$2,319,205

Brazil — 5.4%
Letra do Tesouro Nacional, 0.00%, 10/1/16	BRL	3,121	$858,199
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	10,000	2,666,852
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	20,231	5,240,971

Total Brazil			$8,766,022

Costa Rica — 2.3%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,107,546
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	292,825	538,121

Total Costa Rica			$3,645,667

Czech Republic — 3.8%
Czech Republic Government Bond, 0.00%, 11/9/17(2)	CZK	145,580	$6,176,168

Total Czech Republic			$6,176,168

Dominican Republic — 5.4%
Dominican Republic International Bond, 10.40%, 5/10/19(2)	DOP	39,700	$888,279
Dominican Republic International Bond, 13.50%, 8/4/17(2)	DOP	11,400	261,918
Dominican Republic International Bond, 14.00%, 6/8/18(2)	DOP	247,100	5,878,461
Dominican Republic International Bond, 16.00%, 2/10/17(2)	DOP	74,600	1,712,571

Total Dominican Republic			$8,741,229

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.7%
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	$230,315
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	221,865
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	6,865
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	228,632
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	780	374,225

Total Georgia			$1,061,902

Iceland — 6.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$6,132,093
Republic of Iceland, 7.25%, 10/26/22	ISK	105,472	675,178
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,422,530

Total Iceland			$11,229,801

Malaysia — 2.2%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	14,110	$3,631,794

Total Malaysia			$3,631,794

Serbia — 4.0%
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	$1,129,793
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	438,740	4,329,931
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	967,830

Total Serbia			$6,427,554

Vietnam — 2.2%
Vietnam Government Bond, 6.30%, 3/15/17	VND	20,000,000	$907,628
Vietnam Government Bond, 7.20%, 1/15/17	VND	50,000,000	2,277,885
Vietnam Government Bond, 7.60%, 10/31/16	VND	7,000,000	318,080

Total Vietnam			$3,503,593

Total Foreign Government Bonds (identified cost $63,080,650)			$61,300,231

Collateralized Mortgage Obligations — 0.5%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$173,709	$193,270
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(3)		499,574	562,468

Total Collateralized Mortgage Obligations (identified cost $695,343)			$755,738

14	See Notes to Financial Statements.

International Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Mortgage Pass-Throughs — 2.3%

Security	Principal Amount	Value

Federal National Mortgage Association:
1.91% with maturity at 2035(4)	$808,434	$827,529
3.85% with maturity at 2035(4)	639,177	688,257
7.00% with maturity at 2033	402,002	474,344
7.50% with maturity at 2035	255,059	305,941
8.50% with maturity at 2032	210,945	262,177

		$2,558,248

Government National Mortgage Association:
7.00% with maturity at 2035(5)	$687,175	$822,719
9.00% with various maturities to 2024	306,115	339,721

		$1,162,440

Total Mortgage Pass-Throughs (identified cost $3,462,449)		$3,720,688

Currency Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call INR/Put USD	Citibank, N.A.	INR 205,193	INR 67.79	7/4/16	$53,087
Call MXN/Put USD	Deutsche Bank AG	MXN 36,275	MXN 18.33	1/11/17	140,072
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	SEK 19,594	SEK 9.30	10/17/16	63,436

Total Currency Options Purchased (identified cost $261,945)					$256,595

Short-Term Investments — 55.7%

Foreign Government Securities — 17.7%

Security		Principal Amount (000’s omitted)	Value

Georgia — 3.1%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	11,499	$5,046,640

Total Georgia			$5,046,640

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	32,685	$192,529

Total Iceland			$192,529

Security		Principal Amount (000’s omitted)	Value

Lebanon — 5.2%
Lebanon Treasury Bill, 0.00%, 5/5/16	LBP	117,260	$77,776
Lebanon Treasury Bill, 0.00%, 5/19/16	LBP	205,210	135,879
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	3,435,530	2,273,117
Lebanon Treasury Bill, 0.00%, 6/2/16	LBP	71,500	47,265
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	785,590	518,066
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	7,657,400	4,938,005
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	657,310	423,071

Total Lebanon			$8,413,179

Mexico — 4.7%
Mexico Cetes, 0.00%, 2/2/17	MXN	135,487	$7,639,216

Total Mexico			$7,639,216

Sri Lanka — 4.6%
Sri Lanka Treasury Bill, 0.00%, 4/7/17	LKR	535,100	$3,347,977
Sri Lanka Treasury Bill, 0.00%, 4/14/17	LKR	646,670	4,038,102

Total Sri Lanka			$7,386,079

Total Foreign Government Securities (identified cost $28,139,542)			$28,677,643

U.S. Treasury Obligations — 36.9%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/12/16(5)		$44,100	$44,098,236
U.S. Treasury Bill, 0.00%, 6/16/16(5)		4,500	4,499,217
U.S. Treasury Bill, 0.00%, 9/22/16		11,000	10,987,911

Total U.S. Treasury Obligations (identified cost $59,574,105)			$59,585,364

Other — 1.1%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(6)		$1,786	$1,785,881

Total Other (identified cost $1,785,881)			$1,785,881

Total Short-Term Investments (identified cost $89,499,528)			$90,048,888

Total Investments — 96.5% (identified cost $156,999,915)			$156,082,140

15	See Notes to Financial Statements.

International Income Portfolio

April 30, 2016

Portfolio of Investment (Unaudited) — continued

Currency Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call INR/Put USD	Deutsche Bank AG	INR 205,193	INR 67.79	7/4/16	$(53,087)
Call MXN/Put USD	Goldman Sachs International	MXN 36,275	MXN 18.33	1/11/17	(140,072)
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	SEK 19,594	SEK 9.30	10/17/16	(63,436)

Total Currency Options Written (premiums received $195,170)					$(256,595)

Other Assets, Less Liabilities — 3.7%					$5,950,899

Net Assets — 100.0%					$161,776,444

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $14,917,397 or 9.2% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

(4)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2016.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	427,006	RON	1,910,000	BNP Paribas	5/3/16	$765	$—
RON	1,660,000	EUR	370,834	BNP Paribas	5/3/16	—	(342)
RON	250,000	EUR	55,861	Deutsche Bank AG	5/3/16	—	(66)
EUR	3,955,151	PLN	17,429,164	Morgan Stanley & Co. International PLC	5/4/16	—	(37,277)
PLN	17,429,164	EUR	3,944,978	Standard Chartered Bank	5/4/16	48,926	—
KES	118,800,000	USD	1,092,414	Standard Chartered Bank	5/6/16	83,402	—
INR	567,141,000	USD	8,265,373	BNP Paribas	5/9/16	272,713	—
INR	188,247,000	USD	2,789,258	Citibank, N.A.	5/9/16	44,727	—
USD	2,911,200	INR	200,669,000	Bank of America, N.A.	5/9/16	—	(109,794)
IDR	5,147,927,000	USD	376,310	Goldman Sachs International	5/12/16	13,421	—
IDR	10,346,208,000	USD	756,025	JPMorgan Chase Bank, N.A.	5/12/16	27,250	—
USD	831,277	IDR	10,972,861,000	JPMorgan Chase Bank, N.A.	5/12/16	560	—
CLP	3,807,464,000	USD	5,318,430	BNP Paribas	5/16/16	437,787	—
IDR	10,106,581,000	USD	739,596	BNP Paribas	5/16/16	25,000	—
IDR	5,135,241,000	USD	376,346	Goldman Sachs International	5/16/16	12,152	—
IDR	10,106,582,000	USD	739,975	Standard Chartered Bank	5/16/16	24,621	—
RUB	374,165,000	USD	5,395,314	Citibank, N.A.	5/18/16	357,716	—
MXN	1,850,000	USD	98,037	JPMorgan Chase Bank, N.A.	5/19/16	9,325	—
PHP	190,535,000	USD	3,959,580	Bank of America, N.A.	5/23/16	89,021	—
EUR	357,479	USD	407,953	BNP Paribas	6/8/16	1,811	—
EUR	1,751,786	USD	1,959,411	Deutsche Bank AG	6/8/16	48,590	—
USD	8,855,739	EUR	8,021,452	BNP Paribas	6/8/16	—	(338,925)
USD	3,313,600	LKR	484,779,731	Citibank, N.A.	6/8/16	23,405	—
USD	4,016,580	LKR	588,428,960	Citibank, N.A.	6/8/16	22,918	—

16	See Notes to Financial Statements.

International Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,010,000	USD	1,130,123	Standard Chartered Bank	6/15/16	$27,866	$—
USD	2,260,689	EUR	2,028,000	Standard Chartered Bank	6/15/16	—	(64,462)
NOK	45,690,000	EUR	4,792,848	Morgan Stanley & Co. International PLC	6/20/16	177,198	—
USD	1,043,958	MXN	18,410,714	Morgan Stanley & Co. International PLC	6/20/16	—	(21,140)
EUR	1,276,877	USD	1,433,282	Goldman Sachs International	6/22/16	31,026	—
HKD	37,581,000	USD	4,849,349	Citibank, N.A.	6/22/16	—	(2,370)
EUR	879,587	USD	992,449	Standard Chartered Bank	6/29/16	16,485	—
USD	639,644	EUR	565,611	Goldman Sachs International	6/29/16	—	(9,142)
USD	11,131,267	EUR	9,850,260	Standard Chartered Bank	6/29/16	—	(167,507)
AUD	2,382,000	USD	1,817,116	Standard Chartered Bank	7/1/16	—	(10,357)
NZD	2,539,000	USD	1,748,685	Morgan Stanley & Co. International PLC	7/1/16	18,712	—
IDR	9,170,304,000	USD	685,938	Deutsche Bank AG	7/14/16	90	—
IDR	7,132,455,000	USD	533,507	Standard Chartered Bank	7/14/16	70	—
IDR	28,864,844,000	USD	2,149,601	BNP Paribas	7/18/16	8,390	—
IDR	30,085,015,000	USD	2,239,218	Deutsche Bank AG	7/18/16	9,995	—
SEK	69,707,555	EUR	7,583,915	Deutsche Bank AG	7/19/16	—	(55)
USD	3,471,152	EUR	3,059,227	Standard Chartered Bank	7/20/16	—	(40,253)
SEK	9,241,000	EUR	1,006,881	Standard Chartered Bank	7/25/16	—	(1,686)
KES	50,600,000	USD	493,755	Standard Chartered Bank	7/26/16	—	(1,157)
PLN	17,429,164	EUR	3,937,540	Morgan Stanley & Co. International PLC	8/4/16	37,033	—
RSD	448,485,000	EUR	3,496,959	Deutsche Bank AG	9/1/16	122,133	—
USD	704,356	BRL	3,121,000	Standard Chartered Bank	10/5/16	—	(161,042)
ARS	79,484,000	USD	4,440,447	Citibank, N.A.	11/16/16	513,360	—
USD	2,199,736	BRL	10,000,000	Standard Chartered Bank	1/5/17	—	(505,086)
USD	1,988,268	EUR	1,807,352	Standard Chartered Bank	1/9/17	—	(99,514)
USD	3,926,912	EUR	3,610,622	Standard Chartered Bank	1/9/17	—	(243,936)
EUR	1,410,070	RON	6,391,000	BNP Paribas	1/30/17	—	(7,130)
RON	25,845,300	EUR	5,637,540	JPMorgan Chase Bank, N.A.	1/30/17	103,758	—
RON	1,910,000	EUR	423,926	BNP Paribas	2/3/17	—	(831)
RON	780,000	EUR	172,452	BNP Paribas	2/28/17	201	—
RON	2,293,871	EUR	508,224	BNP Paribas	2/28/17	—	(644)
RON	1,870,000	EUR	413,763	Deutsche Bank AG	3/2/17	65	—
RON	242,000	EUR	53,682	Bank of America, N.A.	3/6/17	—	(162)
RON	1,746,850	EUR	387,689	Bank of America, N.A.	3/6/17	—	(1,389)
RON	1,261,000	EUR	279,911	Deutsche Bank AG	3/7/17	—	(1,076)
RON	1,799,000	EUR	399,024	Deutsche Bank AG	3/7/17	—	(1,176)
RON	2,560,000	EUR	567,565	BNP Paribas	3/8/17	—	(1,415)
USD	570,417	BRL	2,256,000	Bank of America, N.A.	4/5/17	—	(26,746)
USD	4,544,880	BRL	17,975,000	Bank of America, N.A.	4/5/17	—	(213,102)

						$2,610,492	$(2,067,782)

17	See Notes to Financial Statements.

International Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Jun-16	$(1,332,031)	$(1,330,054)	$1,977
U.S. 10-Year Treasury Note	4	Short	Jun-16	(522,500)	(520,250)	2,250

						$4,227

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EUR	–	Euro
GEL	–	Georgian Lari
HKD	–	Hong Kong Dollar
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona

KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
USD	–	United States Dollar
VND	–	Vietnamese Dong

18	See Notes to Financial Statements.

International Income Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $155,214,034)	$154,296,259
Affiliated investment, at value (identified cost, $1,785,881)	1,785,881
Cash	4,026,583
Restricted cash*	685,900
Foreign currency, at value (identified cost, $386,353)	388,495
Interest receivable	1,246,279
Interest receivable from affiliated investment	5,235
Receivable for open forward foreign currency exchange contracts	2,610,492
Tax reclaims receivable	2,586
Total assets	$165,047,710

Liabilities
Cash collateral due to broker	$685,900
Written options outstanding, at value (premiums received, $195,170)	256,595
Payable for variation margin on open financial futures contracts	1,469
Payable for open forward foreign currency exchange contracts	2,067,782
Payable to affiliates:
Investment adviser fee	87,960
Trustees’ fees	985
Other	9,393
Accrued expenses	161,182
Total liabilities	$3,271,266
Net Assets applicable to investors’ interest in Portfolio	$161,776,444

Sources of Net Assets
Investors’ capital	$162,195,029
Net unrealized depreciation	(418,585)
Total	$161,776,444

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

19	See Notes to Financial Statements.

International Income Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest (net of foreign taxes, $45,632)	$3,781,776
Interest allocated from affiliated investment	26,872
Expenses allocated from affiliated investment	(1,014)
Total investment income	$3,807,634

Expenses
Investment adviser fee	$613,152
Trustees’ fees and expenses	5,380
Custodian fee	165,889
Legal and accounting services	48,023
Miscellaneous	8,428
Total expenses	$840,872
Deduct —
Allocation of expenses to affiliate	$55,414
Total expense reductions	$55,414

Net expenses	$785,458

Net investment income	$3,022,176

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(12,411,329)
Investment transactions allocated from affiliated investment	102
Financial futures contracts	(38,594)
Foreign currency and forward foreign currency exchange contract transactions	(4,832,675)
Net realized loss	$(17,282,496)
Change in unrealized appreciation (depreciation) —
Investments	$12,490,182
Written options	(13,157)
Financial futures contracts	5,827
Foreign currency and forward foreign currency exchange contracts	5,732,365
Net change in unrealized appreciation (depreciation)	$18,215,217

Net realized and unrealized gain	$932,721

Net increase in net assets from operations	$3,954,897

20	See Notes to Financial Statements.

International Income Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015(1)
From operations —
Net investment income	$3,022,176	$12,500,093
Net realized loss from investment transactions, written options, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(17,282,496)	(25,861,548)
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, foreign currency and forward foreign currency exchange contracts	18,215,217	(8,660,265)
Net increase (decrease) in net assets from operations	$3,954,897	$(22,021,720)
Capital transactions —
Contributions	$12,842,687	$24,820,459
Withdrawals	(92,271,924)	(373,212,174)
Net decrease in net assets from capital transactions	$(79,429,237)	$(348,391,715)

Net decrease in net assets	$(75,474,340)	$(370,413,435)

Net Assets
At beginning of period	$237,250,784	$607,664,219
At end of period	$161,776,444	$237,250,784

(1)	Includes the accounts of the Subsidiary through April 1, 2015, as discussed in Note 1.

21	See Notes to Financial Statements.

International Income Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015		2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.80	%(2)(4)	0.81	%(2)(3)	0.83%	0.83%	0.88%	0.92%
Net investment income	3.09	%(4)	3.56%		3.49%	3.20%	3.57%	2.81%
Portfolio Turnover	30	%(5)	23%		42%	21%	37%	31%

Total Return	2.38	%(5)	(5.84)%		0.90%	(0.35)%	3.93%	4.05%

Net assets, end of period (000’s omitted)	$161,776		$237,251		$607,664	$1,002,404	$292,334	$206,656

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.06% and 0.04% of average daily net assets for the six months ended April 30, 2016 and the year ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Includes interest expense of 0.01% for the year ended October 31, 2015.

(4)	Annualized.

(5)	Not annualized.

22	See Notes to Financial Statements.

International Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Diversified Currency Income Fund held a 99.9% interest in the Portfolio.

Prior to April 2, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on April 1, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and securities, were transferred to the Portfolio with no gain or loss for financial reporting purposes. As of October 31, 2015, the Subsidiary had been dissolved with the Cayman Islands authorities. The accompanying financial statements include the accounts of the Subsidiary through April 1, 2015. Intercompany balances and transactions were eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

23

International Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of

24

International Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $613,152 or 0.625% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $55,414 of the Portfolio’s operating expenses for the six months ended April 30, 2016. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

See Note 3 for security transactions with affiliates.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$23,957,258	$47,950,058
U.S. Government and Agency Securities	—	443,108

	$23,957,258	$48,393,166

Included in sales are proceeds of $4,823,311 from the sale of securities by the Portfolio to investment companies advised by EVM or its affiliates that resulted in a net realized loss of $422,602. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

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International Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$158,146,585

Gross unrealized appreciation	$2,365,660
Gross unrealized depreciation	(4,430,105)

Net unrealized depreciation	$(2,064,445)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the six months ended April 30, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)					Premiums Received

Currency	CNH	INR	MXN	SEK	TRY	USD

Outstanding, beginning of period	—	205,193	—	—	7,116	70,710
Options written	29,365	—	36,275	19,594	—	155,067
Options exercised	(29,365)	—	—	—	(7,116)	(30,607)

Outstanding, end of period	—	205,193	36,275	19,594	—	195,170

CNH	–	Yuan Renminbi Offshore
INR	–	Indian Rupee
MXN	–	Mexcian Peso

SEK	–	Swedish Krona
TRY	–	New Turkish Lira
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $2,324,377. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $761,933 at April 30, 2016.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in

26

International Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$256,595	$—	$256,595
Net unrealized depreciation*	—	4,227	4,227
Receivable for open forward foreign currency exchange contracts	2,610,492	—	2,610,492

Total Asset Derivatives	$2,867,087	$4,227	$2,871,314

Derivatives not subject to master netting or similar agreements	$—	$4,227	$4,227

Total Asset Derivatives subject to master netting or similar agreements	$2,867,087	$—	$2,867,087

	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$(256,595)	$—	$(256,595)
Payable for open forward foreign currency exchange contracts	(2,067,782)	—	(2,067,782)

Total Liability Derivatives subject to master netting or similar agreements	$(2,324,377)	$—	$(2,324,377)

*	Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

27

International Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$89,021	$(89,021)	$—	$—	$—
BNP Paribas	746,667	(349,287)	(397,380)	—	—
Citibank, N.A.	1,015,213	(2,370)	—	(684,799)	328,044
Deutsche Bank AG	320,945	(55,460)	—	—	265,485
Goldman Sachs International	56,599	(56,599)	—	—	—
JPMorgan Chase Bank, N.A.	140,893	—	—	—	140,893
Morgan Stanley & Co. International PLC	296,379	(121,853)	—	—	174,526
Standard Chartered Bank	201,370	(201,370)	—	—	—

	$2,867,087	$(875,960)	$(397,380)	$(684,799)	$908,948

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(351,193)	$89,021	$—	$—	$(262,172)
BNP Paribas	(349,287)	349,287	—	—	—
Citibank, N.A.	(2,370)	2,370	—	—	—
Deutsche Bank AG	(55,460)	55,460	—	—	—
Goldman Sachs International	(149,214)	56,599	—	—	(92,615)
Morgan Stanley & Co. International PLC	(121,853)	121,853	—	—	—
Standard Chartered Bank	(1,295,000)	201,370	761,933	—	(331,697)

	$(2,324,377)	$875,960	$761,933	$—	$(686,484)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

28

International Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$(38,594)

Foreign currency and forward foreign currency exchange contract transactions	(5,096,185)	—

Total	$(5,096,185)	$(38,594)

Change in unrealized appreciation (depreciation) —
Investments	$38,472	$—
Financial futures contracts	—	5,827
Written options	(13,157)	—

Foreign currency and forward foreign currency exchange contracts	5,711,627	—

Total	$5,736,942	$5,827

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$1,831,000	$192,014,000

The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was approximately $6,476,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

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International Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$61,300,231	$—	$61,300,231
Collateralized Mortgage Obligations	—	755,738	—	755,738
Mortgage Pass-Throughs	—	3,720,688	—	3,720,688
Currency Options Purchased	—	256,595	—	256,595
Short-Term Investments —
Foreign Government Securities	—	28,677,643	—	28,677,643
U.S. Treasury Obligations	—	59,585,364	—	59,585,364
Other	—	1,785,881	—	1,785,881

Total Investments	$—	$156,082,140	$—	$156,082,140

Forward Foreign Currency Exchange Contracts	$—	$2,610,492	$—	$2,610,492
Futures Contracts	4,227	—	—	4,227

Total	$4,227	$158,692,632	$—	$158,696,859

Liability Description

Currency Options Written	$—	$(256,595)	$—	$(256,595)
Forward Foreign Currency Exchange Contracts	—	(2,067,782)	—	(2,067,782)

Total	$—	$(2,324,377)	$—	$(2,324,377)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

32

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Diversified Currency Income Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of International Income Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.16

Eaton Vance

Emerging Markets Local

Income Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Emerging Markets Local Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	40

Officers and Trustees	43

Important Notices	44

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/27/2007	06/27/2007	10.85%	–1.05%	–2.30%	3.79%
Class A with 4.75% Maximum Sales Charge	—	—	5.54	–5.72	–3.24	3.22
Class C at NAV	08/03/2010	06/27/2007	10.31	–1.88	–3.00	3.32
Class C with 1% Maximum Sales Charge	—	—	9.31	–2.77	–3.00	3.32
Class I at NAV	11/30/2009	06/27/2007	10.97	–0.83	–2.01	3.97
JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified	—	—	8.93%	–1.98%	–2.40%	3.90%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.43%	2.13%	1.13%
Net				1.25	1.95	0.95

Fund Profile4

Asset Allocation (% of net assets)5

*	Net of securities sold short.

Foreign Currency Exposure (% of net assets)6

Indonesia	14.0%	Serbia	3.6%
Mexico	11.1	Dominican Republic	3.1
Brazil	9.6	Lebanon	1.9
Russia	8.0	Bangladesh	1.3
Poland	8.0	Bosnia and Herzegovina	1.2
Turkey	7.9	Georgia	1.1
Colombia	6.0	Other	1.6	*
Romania	5.7	Euro	–2.4
Malaysia	4.6	Total Long	96.7
South Africa	3.9	Total Short	–2.8
India	3.7	Total Net	93.9

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/17. Without the reimbursement, if applicable, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,108.50	$6.76	**	1.29%
Class C	$1,000.00	$1,103.10	$10.41	**	1.99%
Class I	$1,000.00	$1,109.70	$5.19	**	0.99%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.47	**	1.29%
Class C	$1,000.00	$1,015.00	$9.97	**	1.99%
Class I	$1,000.00	$1,019.90	$4.97	**	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $251,669,308)	$238,472,135
Receivable for Fund shares sold	6,915,634
Receivable from affiliate	15,538
Total assets	$245,403,307

Liabilities
Payable for Fund shares redeemed	$248,999
Payable to affiliates:
Distribution and service fees	43,095
Trustees’ fees	43
Accrued expenses	71,671
Total liabilities	$363,808
Net Assets	$245,039,499

Sources of Net Assets
Paid-in capital	$302,433,307
Accumulated net realized loss from Portfolio	(36,936,142)
Accumulated distributions in excess of net investment income	(7,260,493)
Net unrealized depreciation from Portfolio	(13,197,173)
Total	$245,039,499

Class A Shares
Net Assets	$74,071,985
Shares Outstanding	11,505,127
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.44
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.76

Class C Shares
Net Assets	$31,974,198
Shares Outstanding	4,923,285
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.49

Class I Shares
Net Assets	$138,993,316
Shares Outstanding	21,580,506
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest allocated from Portfolio (net of foreign taxes, $247,327)	$7,567,920
Expenses, excluding interest expense, allocated from Portfolio	(956,083)
Interest expense allocated from Portfolio	(42,698)
Total investment income from Portfolio	$6,569,139

Expenses
Distribution and service fees
Class A	$100,735
Class C	153,629
Trustees’ fees and expenses	251
Custodian fee	10,126
Transfer and dividend disbursing agent fees	90,386
Legal and accounting services	16,957
Printing and postage	38,500
Registration fees	36,334
Miscellaneous	5,945
Total expenses	$452,863
Deduct —
Allocation of expenses to affiliate	$113,836
Total expense reductions	$113,836

Net expenses	$339,027

Net investment income	$6,230,112

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(13,801,734)
Futures contracts	(1,095,059)
Swap contracts	1,340,386
Foreign currency and forward foreign currency exchange contracts transactions	400,929
Non-deliverable bond forward contracts	(140,352)
Net realized loss	$(13,295,830)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $177,598)	$20,458,131
Securities sold short	(51,724)
Futures contracts	323,932
Swap contracts	4,412,681
Foreign currency and forward foreign currency exchange contracts	4,690,101
Non-deliverable bond forward contracts	130,025
Net change in unrealized appreciation (depreciation)	$29,963,146

Net realized and unrealized gain	$16,667,316

Net increase in net assets from operations	$22,897,428

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$6,230,112	$14,140,926
Net realized loss from investment transactions, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(13,295,830)	(56,443,001)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	29,963,146	(9,985,529)
Net increase (decrease) in net assets from operations	$22,897,428	$(52,287,604)
Distributions to shareholders —
From net investment income
Class A	$(3,851,782)	$—
Class C	(1,552,976)	—
Class I	(7,332,218)	—
Tax return of capital
Class A	—	(8,375,369)
Class C	—	(3,834,834)
Class I	—	(12,493,497)
Total distributions to shareholders	$(12,736,976)	$(24,703,700)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,464,127	$35,295,419
Class C	2,379,191	8,075,796
Class I	46,909,225	71,132,334
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,596,244	7,879,706
Class C	1,375,776	3,252,010
Class I	6,401,046	10,587,245
Cost of shares redeemed
Class A	(13,971,667)	(64,996,258)
Class C	(7,508,516)	(23,764,659)
Class I	(35,292,637)	(99,277,853)
Net increase (decrease) in net assets from Fund share transactions	$14,352,789	$(51,816,260)

Net increase (decrease) in net assets	$24,513,241	$(128,807,564)

Net Assets
At beginning of period	$220,526,258	$349,333,822
At end of period	$245,039,499	$220,526,258

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(7,260,493)	$(753,629)

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$6.150		$8.220	$8.950	$9.970	$10.020	$10.830

Income (Loss) From Operations
Net investment income(1)	$0.169		$0.392	$0.442	$0.469	$0.504	$0.470
Net realized and unrealized gain (loss)	0.465		(1.772)	(0.482)	(0.799)	0.190	(0.498)

Total income (loss) from operations	$0.634		$(1.380)	$(0.040)	$(0.330)	$0.694	$(0.028)

Less Distributions
From net investment income	$(0.344)		$—	$(0.051)	$(0.109)	$(0.410)	$(0.527)
From net realized gain	—		—	—	—	(0.050)	—
Tax return of capital	—		(0.690)	(0.639)	(0.581)	(0.284)	(0.255)

Total distributions	$(0.344)		$(0.690)	$(0.690)	$(0.690)	$(0.744)	$(0.782)

Net asset value — End of period	$6.440		$6.150	$8.220	$8.950	$9.970	$10.020

Total Return(2)	10.85	%(3)	(17.38)%	(0.39)%	(3.51)%	7.31%	(0.33)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,072		$70,943	$119,340	$200,340	$261,862	$307,098
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)(7)	1.29	%(8)	1.32%	1.31%	1.39%	1.40%	1.33%
Net investment income	5.63	%(8)	5.52%	5.17%	4.84%	5.13%	4.48%
Portfolio Turnover of the Portfolio	38	%(3)	47%	97%	27%	24%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.06%, 0.02%, 0.01% and 0.07% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent these reimbursements, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.04%, 0.07%, 0.06%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$6.190		$8.240	$8.960	$9.980	$10.030	$10.840

Income (Loss) From Operations
Net investment income(1)	$0.149		$0.344	$0.382	$0.400	$0.435	$0.395
Net realized and unrealized gain (loss)	0.460		(1.775)	(0.483)	(0.799)	0.191	(0.497)

Total income (loss) from operations	$0.609		$(1.431)	$(0.101)	$(0.399)	$0.626	$(0.102)

Less Distributions
From net investment income	$(0.309)		$—	$(0.046)	$(0.099)	$(0.370)	$(0.477)
From net realized gain	—		—	—	—	(0.050)	—
Tax return of capital	—		(0.619)	(0.573)	(0.522)	(0.256)	(0.231)

Total distributions	$(0.309)		$(0.619)	$(0.619)	$(0.621)	$(0.676)	$(0.708)

Net asset value — End of period	$6.490		$6.190	$8.240	$8.960	$9.980	$10.030

Total Return(2)	10.31	%(3)	(17.91)%	(1.09)%	(4.20)%	6.57%	(1.02)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,974		$34,362	$60,083	$87,604	$101,085	$99,260
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)(7)	1.99	%(8)	2.02%	2.01%	2.09%	2.10%	2.03%
Net investment income	4.94	%(8)	4.82%	4.47%	4.13%	4.43%	3.77%
Portfolio Turnover of the Portfolio	38	%(3)	47%	97%	27%	24%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.06%, 0.02%, 0.01% and 0.07% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent these reimbursements, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.04%, 0.07%, 0.06%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$6.160		$8.240	$8.990	$10.010	$10.060	$10.870

Income (Loss) From Operations
Net investment income(1)	$0.177		$0.414	$0.467	$0.497	$0.535	$0.507
Net realized and unrealized gain (loss)	0.464		(1.771)	(0.494)	(0.795)	0.191	(0.505)

Total income (loss) from operations	$0.641		$(1.357)	$(0.027)	$(0.298)	$0.726	$0.002

Less Distributions
From net investment income	$(0.361)		$—	$(0.054)	$(0.114)	$(0.429)	$(0.547)
From net realized gain	—		—	—	—	(0.050)	—
Tax return of capital	—		(0.723)	(0.669)	(0.608)	(0.297)	(0.265)

Total distributions	$(0.361)		$(0.723)	$(0.723)	$(0.722)	$(0.776)	$(0.812)

Net asset value — End of period	$6.440		$6.160	$8.240	$8.990	$10.010	$10.060

Total Return(2)	10.97	%(3)	(17.08)%	(0.24)%	(3.17)%	7.64%	(0.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$138,993		$115,221	$169,911	$231,496	$243,728	$217,232
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)(7)	0.99	%(8)	1.02%	1.01%	1.09%	1.10%	1.04%
Net investment income	5.90	%(8)	5.81%	5.46%	5.13%	5.43%	4.81%
Portfolio Turnover of the Portfolio	38	%(3)	47%	97%	27%	24%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.06%, 0.02%, 0.01% and 0.07% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively). Absent these reimbursements, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.04%, 0.07%, 0.06%, 0.14%, 0.15% and 0.09% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (78.6% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

11

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2016, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $18,717,190 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2015, $5,858,024 are short-term and $12,859,166 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2016, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.25%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2017. Pursuant to this agreement, EVM was allocated $113,836 of the Fund’s operating expenses for the six months ended April 30, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $2,484 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,622 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $100,735 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $115,222 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of

12

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $38,407 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $12,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $26,771,555 and $31,523,314, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,716,888	4,993,239
Issued to shareholders electing to receive payments of distributions in Fund shares	598,148	1,131,219
Redemptions	(2,347,353)	(9,109,355)

Net decrease	(32,317)	(2,984,897)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	386,368	1,132,992
Issued to shareholders electing to receive payments of distributions in Fund shares	227,076	464,975
Redemptions	(1,244,973)	(3,335,678)

Net decrease	(631,529)	(1,737,711)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	7,671,656	10,367,091
Issued to shareholders electing to receive payments of distributions in Fund shares	1,064,913	1,521,840
Redemptions	(5,865,353)	(13,792,628)

Net increase (decrease)	2,871,216	(1,903,697)

13

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 73.7%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.8%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$227,253
Albania Government Bond, 8.93%, 4/23/25	ALL	66,500	564,786
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,579,197

Total Albania			$2,371,236

Angola — 0.9%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	2,569	$2,597,901

Total Angola			$2,597,901

Argentina — 3.3%
Republic of Argentina, 0.75%, 2/22/17	USD	2,348	$2,219,353
Republic of Argentina, 0.75%, 6/9/17	USD	2,397	2,233,501
Republic of Argentina, 0.75%, 9/21/17	USD	2,239	1,993,054
Republic of Argentina, 1.75%, 10/28/16	USD	2,228	2,154,253
Republic of Argentina, 2.40%, 3/18/18	USD	1,605	1,428,167

Total Argentina			$10,028,328

Bangladesh — 1.2%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$1,017,411
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,693,575
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	47,100	640,857
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	418,528

Total Bangladesh			$3,770,371

Barbados — 1.3%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,168,825
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	649,275

Total Barbados			$3,818,100

Bosnia and Herzegovina — 1.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	260	$123,914
Republic of Srpska, 1.50%, 10/30/23	BAM	708	331,943
Republic of Srpska, 1.50%, 12/15/23	BAM	38	17,971
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,425,903
Republic of Srpska, 1.50%, 6/9/25	BAM	534	237,433
Republic of Srpska, 1.50%, 12/24/25	BAM	581	248,279
Republic of Srpska, 1.50%, 9/25/26	BAM	361	150,861
Republic of Srpska, 1.50%, 9/26/27	BAM	109	44,708

Total Bosnia and Herzegovina			$3,581,012

Security		Principal Amount (000’s omitted)	Value

Brazil — 3.4%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	3,922	$4,053,387
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	18,400	4,907,007
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,379,046

Total Brazil			$10,339,440

Colombia — 3.4%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,269,403
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,397,868
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	6,747,211

Total Colombia			$10,414,482

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	61,787	$92,220
Titulo Propiedad UD, 1.63%, 7/13/16(4)	CRC	6,941	12,756

Total Costa Rica			$104,976

Dominican Republic — 3.8%
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	446	$470,264
Dominican Republic International Bond, 9.04%, 1/23/18(2)	USD	1,486	1,568,202
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	224,800	5,029,852
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	3,000	68,926
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	1,800	42,822
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	165,600	4,067,140
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	12,000	275,480

Total Dominican Republic			$11,522,686

Ecuador — 3.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,781,415
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	600	523,500
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	5,334,250

Total Ecuador			$9,639,165

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,547,124

Total Fiji			$2,547,124

14	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 2.2%
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	$1,221,995
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	45,764
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,233	1,003,256
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,717,595
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,272	2,677,702

Total Georgia			$6,666,312

India — 1.8%
India Government Bond, 8.40%, 7/28/24	INR	350,000	$5,497,211

Total India			$5,497,211

Indonesia — 7.6%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,252,247
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,963,919
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	372,039
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	913,377
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,440,345
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,118,694
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,529,531
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,370,016
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	500,754
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,912,751
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	757,555
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,006,343

Total Indonesia			$23,137,571

Iraq — 1.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$3,730,155

Total Iraq			$3,730,155

Kenya — 1.6%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,683,184
Republic of Kenya, 6.875%, 6/24/24(1)	USD	3,181	3,006,045

Total Kenya			$4,689,229

Lebanon — 0.2%
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	204,600	$136,235
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	136,470	91,115
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	362,500	242,108

Total Lebanon			$469,458

Security		Principal Amount (000’s omitted)	Value

Macedonia — 1.8%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$5,398,278

Total Macedonia			$5,398,278

Mexico — 5.3%
Mexican Bonos, 5.75%, 3/5/26	MXN	151,219	$8,739,048
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,750,607
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,607,188
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,810,444

Total Mexico			$15,907,287

Mongolia — 0.4%
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	1,650	$1,308,005

Total Mongolia			$1,308,005

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$900,747

Total Nigeria			$900,747

Philippines — 2.9%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$1,991,162
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	6,784,033

Total Philippines			$8,775,195

Russia — 10.9%
Russia Government Bond, 6.40%, 5/27/20	RUB	1,041,897	$14,806,688
Russia Government Bond, 6.70%, 5/15/19	RUB	90,979	1,325,234
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	1,790,114
Russia Government Bond, 7.40%, 6/14/17	RUB	37,974	576,008
Russia Government Bond, 7.50%, 3/15/18(5)	RUB	102,246	1,537,500
Russia Government Bond, 7.50%, 2/27/19	RUB	53,520	795,704
Russia Government Bond, 7.60%, 4/14/21(5)	RUB	283,826	4,173,729
Russia Government Bond, 8.15%, 2/3/27	RUB	293,141	4,372,964
Russia Government Bond, 8.50%, 9/17/31	RUB	247,204	3,736,754

Total Russia			$33,114,695

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,611,628

Total Rwanda			$1,611,628

Serbia — 6.1%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,136,705
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,822,721

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia (continued)
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	28,730	$292,649
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	441,500	4,518,448
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	933,779
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,747,157

Total Serbia			$18,451,459

South Africa — 2.1%
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$6,203,642

Total South Africa			$6,203,642

Sri Lanka — 1.7%
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	61,690	$383,993
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	390,590	2,360,082
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	106,340	693,951
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	192,450	1,222,038
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	337,111
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	27,000	170,550

Total Sri Lanka			$5,167,725

Tanzania — 1.4%
United Republic of Tanzania, 6.892%, 3/9/20(1)(6)	USD	4,252	$4,326,866

Total Tanzania			$4,326,866

Venezuela — 1.3%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	5,539	$2,388,694
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	4,096	1,597,284

Total Venezuela			$3,985,978

Zambia — 1.1%
Republic of Zambia, 8.97%, 7/30/27(2)	USD	1,507	$1,250,810
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	2,154,098

Total Zambia			$3,404,908

Total Foreign Government Bonds (identified cost $243,688,347)			$223,481,170

Foreign Corporate Bonds — 7.9%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$379,480

Total Azerbaijan			$379,480

Brazil — 0.8%
Petrobras Global Finance BV, 3.50%, 2/6/17	USD	1,195	$1,186,217
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,435	1,255,625

Total Brazil			$2,441,842

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$237,904

Total Colombia			$237,904

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$1,004,364

Total Finland			$1,004,364

Georgia — 1.8%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,288,346

Total Georgia			$5,288,346

India — 1.4%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$239,468
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	815,277
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	536,002
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	236,424
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	562,854
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	783,647
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	234,839
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	778,273

Total India			$4,186,784

Mexico — 0.4%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$348,185
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	545,622
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	337,985

Total Mexico			$1,231,792

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Mongolia — 0.5%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	1,668	$1,636,725

Total Mongolia			$1,636,725

Russia — 1.0%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$3,144,266

Total Russia			$3,144,266

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$292,180

Total South Korea			$292,180

Supranational — 1.3%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	$4,011,931

Total Supranational			$4,011,931

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$28,401
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	179,709

Total Sweden			$208,110

Total Foreign Corporate Bonds (identified cost $25,630,211)			$24,063,724

Sovereign Loans — 0.8%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.8%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(7)(8)(9)		$2,400	$2,245,825

Total Ethiopia			$2,245,825

Total Sovereign Loans (identified cost $2,210,587)			$2,245,825

Short-Term Investments — 12.0%

Foreign Government Securities — 2.6%

Security		Principal Amount (000’s omitted)	Value

Kenya — 0.9%
Kenya Treasury Bond, 19.06%, 9/26/16	KES	260,350	$2,655,222

Total Kenya			$2,655,222

Lebanon — 1.7%
Lebanon Treasury Bill, 0.00%, 5/5/16	LBP	183,040	$121,406
Lebanon Treasury Bill, 0.00%, 5/19/16	LBP	320,330	212,105
Lebanon Treasury Bill, 0.00%, 6/2/16	LBP	111,610	73,780
Lebanon Treasury Bill, 0.00%, 8/25/16	LBP	6,495,330	4,249,376
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	295,240	191,556
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	113,840	73,272
Lebanon Treasury Bill, 0.00%, 2/16/17	LBP	371,100	236,701

Total Lebanon			$5,158,196

Total Foreign Government Securities (identified cost $7,617,961)			$7,813,418

U.S. Treasury Obligations — 4.4%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/16/16(10)		$5,000	$4,999,130
U.S. Treasury Bill, 0.00%, 9/22/16(10)		8,300	8,290,878

Total U.S. Treasury Obligations (identified cost $13,282,232)			$13,290,008

Repurchase Agreements — 2.1%

Description		Principal Amount (000’s omitted)	Value
Bank of America, N.A.:
Dated 4/12/16 with a maturity date of 5/13/16, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of EUR 1,544,366, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,734,028.	EUR	1,545	$1,769,447

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.:
Dated 4/25/16 with a maturity date of 5/4/16, an interest rate of 10.50% and repurchase proceeds of RUB 24,550,021, collateralized by RUB 25,000,000 Russia Government Bond 7.00%, due 8/16/23 and a market value, including accrued interest, of $373,409.	RUB	24,500	$378,247
Dated 4/29/16 with a maturity date of 5/11/16, an interest rate of 10.75% and repurchase proceeds of RUB 267,936,493, collateralized by RUB 280,000,000 Russia Government Bond 7.05%, due 1/19/28 and a market value, including accrued interest, of $3,893,775.	RUB	267,378	4,127,949

Total Repurchase Agreements (identified cost $6,255,800)			$6,275,643

Other — 2.9%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(11)		$8,962	$8,962,197

Total Other (identified cost $8,962,197)			$8,962,197

Total Short-Term Investments (identified cost $36,118,190)			$36,341,266

Total Investments — 94.4% (identified cost $307,647,335)			$286,131,985

Securities Sold Short — (0.6)%

Foreign Government Bonds — (0.6)%

Security		Principal Amount (000’s omitted)	Value

Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,733,463)

Total Germany			$(1,733,463)

Total Foreign Government Bonds (proceeds $1,825,714)			$(1,733,463)

Total Securities Sold Short (proceeds $1,825,714)			$(1,733,463)

Other Assets, Less Liabilities — 6.2%			$18,818,771

Net Assets — 100.0%			$303,217,293

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $56,935,532 or 18.8% of the Portfolio’s net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $15,269,937 or 5.0% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2016.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

THB	141,083,000	USD	3,883,375	Deutsche Bank AG	5/3/16	$155,646	$—
THB	165,449,000	USD	4,554,060	Standard Chartered Bank	5/3/16	182,527	—
USD	643,333	THB	23,145,000	Deutsche Bank AG	5/3/16	—	(19,278)
USD	3,246,745	THB	117,938,000	Deutsche Bank AG	5/3/16	—	(129,665)
USD	1,208,456	THB	43,444,000	Standard Chartered Bank	5/3/16	—	(35,288)
USD	3,364,727	THB	122,005,000	Standard Chartered Bank	5/3/16	—	(128,116)
USD	5,662,424	ZAR	81,589,872	Standard Chartered Bank	5/3/16	—	(69,113)
ZAR	81,589,872	USD	5,133,059	Barclays Bank PLC	5/3/16	598,479	—
EUR	5,335,351	PLN	23,511,293	Morgan Stanley & Co. International PLC	5/4/16	—	(50,285)
EUR	809,536	PLN	3,576,584	Standard Chartered Bank	5/4/16	—	(10,040)
PLN	27,087,877	EUR	6,131,164	Standard Chartered Bank	5/4/16	76,040	—
EUR	10,826,349	HUF	3,380,392,000	Citibank, N.A.	5/5/16	—	(9,952)
EUR	10,757,062	HUF	3,359,161,507	Deutsche Bank AG	5/5/16	—	(11,369)
HUF	482,302,323	EUR	1,544,665	Citibank, N.A.	5/5/16	1,420	—
HUF	469,062,949	EUR	1,502,083	Deutsche Bank AG	5/5/16	1,587	—
HUF	5,788,188,235	EUR	18,668,118	Standard Chartered Bank	5/5/16	—	(132,219)
MYR	53,364,000	USD	12,658,997	Goldman Sachs International	5/5/16	999,878	—
INR	605,559,000	USD	8,825,268	BNP Paribas	5/9/16	291,186	—
USD	2,001,764	INR	136,140,000	BNP Paribas	5/9/16	—	(47,770)
USD	5,282,592	INR	362,473,000	BNP Paribas	5/9/16	—	(174,297)
USD	980,865	GEL	2,256,332	Bank of Georgia	5/10/16	—	(31,927)
RUB	272,764,000	USD	3,805,567	Credit Suisse International	5/11/16	396,359	—
RUB	13,055,040	USD	189,552	Credit Suisse International	5/11/16	11,560	—
USD	3,533,763	RUB	235,500,540	Credit Suisse International	5/11/16	—	(94,120)
USD	7,400,453	RUB	530,427,475	Credit Suisse International	5/11/16	—	(770,775)
IDR	5,751,865,000	USD	420,458	Goldman Sachs International	5/12/16	14,996	—
IDR	11,559,992,000	USD	844,720	JPMorgan Chase Bank, N.A.	5/12/16	30,447	—
IDR	11,292,253,000	USD	826,363	BNP Paribas	5/16/16	27,933	—
IDR	5,737,690,000	USD	420,498	Goldman Sachs International	5/16/16	13,578	—
IDR	11,292,253,000	USD	826,787	Standard Chartered Bank	5/16/16	27,510	—
TRY	34,281,512	USD	11,869,816	Deutsche Bank AG	5/18/16	329,799	—
USD	193,259	TRY	558,155	Deutsche Bank AG	5/18/16	—	(5,370)
MXN	5,710,486	USD	322,272	BNP Paribas	5/19/16	9,125	—
MXN	161,380,000	USD	8,551,973	JPMorgan Chase Bank, N.A.	5/19/16	813,393	—
USD	1,149,590	MXN	21,693,345	JPMorgan Chase Bank, N.A.	5/19/16	—	(109,340)
USD	763,329	GEL	1,719,246	Bank of Georgia	5/23/16	—	(6,564)
USD	7,365,046	PHP	354,406,000	Bank of America, N.A.	5/23/16	—	(165,584)
IDR	20,179,509,000	USD	1,479,436	BNP Paribas	5/25/16	44,800	—
IDR	61,273,900,000	USD	4,492,221	Goldman Sachs International	5/25/16	136,032	—
IDR	10,395,504,000	USD	762,357	JPMorgan Chase Bank, N.A.	5/25/16	22,855	—
USD	1,438,691	EUR	1,293,136	Deutsche Bank AG	5/25/16	—	(42,950)
USD	482,817	GEL	1,084,551	Bank of Georgia	5/25/16	—	(2,679)
BRL	92,842,770	USD	24,926,241	Standard Chartered Bank	6/2/16	1,804,260	—
USD	5,259,643	EUR	4,760,655	Goldman Sachs International	6/2/16	—	(196,246)
USD	991,845	GEL	2,231,850	Bank of Georgia	6/3/16	—	(5,607)
USD	11,697,129	EUR	10,599,306	Standard Chartered Bank	6/8/16	—	(452,424)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

COP	21,093,540,000	USD	6,438,810	Citibank, N.A.	6/14/16	$919,406	$—
MXN	263,877,201	USD	14,962,842	Morgan Stanley & Co. International PLC	6/20/16	302,994	—
EUR	25,633,818	USD	28,773,704	Goldman Sachs International	6/22/16	622,864	—
USD	318,289	LKR	46,899,954	Citibank, N.A.	7/5/16	1,451	—
USD	85,544	LKR	12,647,683	Citibank, N.A.	7/5/16	101	—
USD	311,417	LKR	46,354,360	Citibank, N.A.	7/5/16	—	(1,736)
USD	658,737	LKR	97,097,887	Citibank, N.A.	7/8/16	3,224	—
USD	319,596	LKR	47,044,488	Citibank, N.A.	7/8/16	1,996	—
USD	208,374	LKR	30,693,528	Citibank, N.A.	7/8/16	1,161	—
IDR	6,864,504,000	USD	510,144	BNP Paribas	7/14/16	3,387	—
IDR	10,246,131,000	USD	766,410	Deutsche Bank AG	7/14/16	101	—
IDR	7,969,215,000	USD	596,097	Standard Chartered Bank	7/14/16	78	—
IDR	16,906,308,000	USD	1,259,034	BNP Paribas	7/18/16	4,914	—
IDR	17,620,965,000	USD	1,311,523	Deutsche Bank AG	7/18/16	5,854	—
USD	421,644	LKR	62,255,777	Citibank, N.A.	7/18/16	2,296	—
EUR	136,607	USD	154,974	Standard Chartered Bank	7/20/16	1,825	—
RUB	415,039,000	USD	6,181,419	Deutsche Bank AG	7/20/16	103,418	—
USD	3,157,338	EUR	2,790,201	Goldman Sachs International	7/20/16	—	(45,276)
USD	897,518	EUR	791,009	Standard Chartered Bank	7/20/16	—	(10,408)
USD	2,608,074	EUR	2,298,571	Standard Chartered Bank	7/20/16	—	(30,244)
USD	167,978	LKR	24,818,792	Citibank, N.A.	7/20/16	877	—
USD	8,867,580	RUB	595,395,901	Deutsche Bank AG	7/20/16	—	(148,359)
USD	361,185	LKR	53,744,391	Citibank, N.A.	7/22/16	—	(506)
USD	372,245	LKR	55,390,115	Citibank, N.A.	7/22/16	—	(522)
PLN	61,756,130	USD	16,213,520	Deutsche Bank AG	7/25/16	—	(58,187)
USD	260,426	LKR	38,764,367	Citibank, N.A.	7/25/16	—	(277)
USD	361,347	LKR	53,786,506	Citibank, N.A.	7/25/16	—	(385)
USD	175,040	LKR	26,059,995	Citibank, N.A.	7/26/16	—	(182)
USD	894,897	LKR	133,321,753	Citibank, N.A.	7/28/16	—	(1,133)
ZAR	81,589,872	USD	5,558,083	Standard Chartered Bank	8/3/16	70,154	—
PLN	23,511,293	EUR	5,311,595	Morgan Stanley & Co. International PLC	8/4/16	49,956	—
USD	2,569,718	KES	302,532,912	Standard Chartered Bank	9/27/16	—	(348,948)
EUR	2,566,429	RSD	326,449,739	Citibank, N.A.	11/22/16	—	(12,419)
RSD	120,538,415	EUR	948,748	Citibank, N.A.	11/22/16	3,296	—
USD	4,087,890	BRL	18,400,000	Citibank, N.A.	1/5/17	—	(888,983)
MXN	7,983,171	USD	435,667	Bank of America, N.A.	1/13/17	17,507	—
USD	8,117,453	MXN	148,744,202	Bank of America, N.A.	1/13/17	—	(326,204)
RON	66,992,499	EUR	14,883,914	BNP Paribas	1/30/17	—	(44,473)

						$8,106,270	$(4,619,220)

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/4/16	COP	4,878,400	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$1,625,853	$10,785
5/4/16	COP	1,651,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	552,107	1,754
5/4/16	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,799,710	43,395
5/4/16	COP	9,581,100	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	3,628,467	154,806
5/4/16	COP	6,183,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	2,428,859	15,923

						$226,663

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
IMM 10-Year Interest Rate Swap	10	Long	Jun-16	$966,425	$952,785	$(13,640)
U.S. 5-Year Deliverable Interest Rate Swap	121	Short	Jun-16	(12,466,781)	(12,517,828)	(51,047)
U.S. 10-Year Deliverable Interest Rate Swap	97	Short	Jun-16	(10,117,310)	(10,157,719)	(40,409)

						$(105,096)

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$53,745
LCH.Clearnet(1)	EUR	2,209	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	6/15/18	(1,440)
LCH.Clearnet(1)	EUR	21,734	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/15/21	(40,770)
LCH.Clearnet(1)	EUR	3,440	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(3,481)
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	320,705
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	385,758
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	(222)
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	(3,779)
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	24,635
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	77,830
LCH.Clearnet(1)	USD	2,104	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	420

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	ZAR	72,130	Pays	3-month ZAR JIBAR	8.38%	3/18/21	$49,739
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR	8.79	3/18/26	77,149

							$940,289

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$348,727
Bank of America, N.A.	CNY	15,484	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(19,931)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	78,074
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	148,571
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	485,822
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(362,195)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	3,502
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	22,913
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	46,255
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	61,059
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	107,291
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(15,733)
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	296,435
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	92,699
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	133,975
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	85,990
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(31,527)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	44,734
Deutsche Bank AG	CNY	38,881	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(49,471)
Deutsche Bank AG	CNY	185,584	Pays	7-day China Fixing Repo Rates	2.45	1/29/21	(637,207)
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	16,256
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	5,704
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	81,660
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	27,567
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	6,460
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	35,966
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	627,447
Goldman Sachs International	RUB	802,075	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	437,579
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	220,242
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	224,786
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	29,514
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	267,589

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58%	1/2/19	$1,007,716
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	239,165
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	39,497
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	76,862
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	17,939
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	15,782
Standard Chartered Bank	CNY	45,078	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(58,025)
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	56,886

							$4,216,575

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$6,032	$(3,326)	$2,706
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	4,664	(2,423)	2,241

Total						$10,696	$(5,749)	$4,947

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Nigeria	Citibank, N.A.	$1,890	3.50%		6/20/16	2.89%	$9,170	$—	$9,170
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	0.89	6,788	23,669	30,457
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	0.89	7,937	10,865	18,802
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	0.89	2,402	4,367	6,769
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	0.89	1,776	2,877	4,653
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	0.89	1,174	3,178	4,352
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	0.89	1,125	2,838	3,963
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	0.89	2,977	7,058	10,035
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	0.89	1,959	5,488	7,447
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	0.89	3,394	12,823	16,217
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	0.89	5,222	18,207	23,429
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	0.89	2,115	8,190	10,305
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	0.89	1,332	4,899	6,231
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	0.89	13,054	21,205	34,259
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	0.89	1,044	2,169	3,213
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	0.97	10,123	49,674	59,797

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Turkey	Barclays Bank PLC	$7,630	1.00	%(1)	9/20/19	1.86%	$(205,500)	$214,086	$8,586
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	1.86	(86,724)	89,162	2,438

Total		$39,158					$(220,632)	$480,755	$260,123

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Goldman Sachs International	$2,471	1.00	%(1)	6/20/18	$98,588	$(142,395)	$(43,807)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(10,163)	6,402	(3,761)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(9,408)	5,481	(3,927)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	33,160	(58,325)	(25,165)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	11,938	(5,061)	6,877
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	52,114	(13,848)	38,266
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	35,303	(10,290)	25,013
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	11,939	(5,851)	6,088
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	4,604	(1,553)	3,051
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	50,433	(14,152)	36,281
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	37,992	(10,058)	27,934
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,604	(1,703)	2,901
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,604	(2,072)	2,532
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	52,114	(14,724)	37,390
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	53,123	(15,772)	37,351
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	56,485	(20,612)	35,873
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	29,929	(12,479)	17,450
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	41,019	(11,318)	29,701
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	54,804	(15,426)	39,378
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	55,141	(15,773)	39,368
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	3,979	(2,312)	1,667
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	3,980	(2,775)	1,205
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,604	(1,673)	2,931
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,604	(1,733)	2,871
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,604	(2,395)	2,209

Total						$690,094	$(370,417)	$319,677

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $39,158,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation

Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(2,050,574)
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319	3-month USD-LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576	3/3/20	(328,237)

				$(2,378,811)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

ALL	–	Albanian Lek
BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KES	–	Kenyan Shilling

LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $298,685,138)	$277,169,788
Affiliated investment, at value (identified cost, $8,962,197)	8,962,197
Cash	2,471,299
Restricted cash*	2,766,599
Foreign currency, at value (identified cost, $1,678,853)	1,689,152
Interest receivable	5,507,261
Interest receivable from affiliated investment	6,172
Due from broker for open reverse repurchase agreements	4,127,949
Receivable for investments sold	6,580,072
Receivable for variation margin on open centrally cleared swap contracts	113,799
Receivable for open forward foreign currency exchange contracts	8,106,270
Receivable for open swap contracts	6,047,124
Premium paid on open non-centrally cleared swap contracts	382,300
Receivable for open non-deliverable bond forward contracts	226,663
Tax reclaims receivable	4,280
Total assets	$324,160,925

Liabilities
Cash collateral due to brokers	$1,130,000
Payable for reverse repurchase agreements, including accrued interest of $431	4,506,627
Payable for investments purchased	4,127,949
Payable for securities sold short, at value (proceeds, $1,825,714)	1,733,463
Payable for variation margin on open futures contracts	12,966
Payable for open forward foreign currency exchange contracts	4,619,220
Payable for open swap contracts	3,629,560
Payable for closed swap contracts	33,928
Premium received on open non-centrally cleared swap contracts	492,638
Payable to affiliates:
Investment adviser fee	156,838
Trustees’ fees	1,312
Interest payable on securities sold short	558
Accrued foreign capital gains taxes	280,822
Accrued expenses	217,751
Total liabilities	$20,943,632
Net Assets applicable to investors’ interest in Portfolio	$303,217,293

Sources of Net Assets
Investors’ capital	$317,720,233
Net unrealized depreciation	(14,502,940)
Total	$303,217,293

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest (net of foreign taxes, $314,393)	$9,589,603
Interest allocated from affiliated investment	31,578
Expenses allocated from affiliated investment	(1,265)
Total investment income	$9,619,916

Expenses
Investment adviser fee	$906,102
Trustees’ fees and expenses	7,570
Custodian fee	246,324
Legal and accounting services	49,355
Interest expense and fees	51,206
Interest expense on securities sold short	3,127
Miscellaneous	4,773
Total expenses	$1,268,457

Net investment income	$8,351,459

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(16,375,519)
Investment transactions allocated from affiliated investment	55
Futures contracts	(1,389,978)
Swap contracts	1,698,382
Foreign currency and forward foreign currency exchange contract transactions	503,891
Non-deliverable bond forward contracts	(180,328)
Net realized loss	$(15,743,497)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $226,825)	$24,936,115
Securities sold short	(65,956)
Futures contracts	409,058
Swap contracts	5,590,591
Foreign currency and forward foreign currency exchange contracts	5,993,793
Non-deliverable bond forward contracts	222,438
Net change in unrealized appreciation (depreciation)	$37,086,039

Net realized and unrealized gain	$21,342,542

Net increase in net assets from operations	$29,694,001

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015(1)
From operations —
Net investment income	$8,351,459	$18,896,153
Net realized loss from investment transactions, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(15,743,497)	(66,600,812)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	37,086,039	(16,073,233)
Net increase (decrease) in net assets from operations	$29,694,001	$(63,777,892)
Capital transactions —
Contributions	$27,503,662	$46,541,486
Withdrawals	(34,032,568)	(126,243,214)
Net decrease in net assets from capital transactions	$(6,528,906)	$(79,701,728)

Net increase (decrease) in net assets	$23,165,095	$(143,479,620)

Net Assets
At beginning of period	$280,052,198	$423,531,818
At end of period	$303,217,293	$280,052,198

(1)	Includes the accounts of the Subsidiary through March 27, 2015, as discussed in Note 1.

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014		2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.91	%(3)	0.95%	0.92%		0.97%	0.97%	0.92%
Net investment income	5.99	%(3)	5.88%	5.53%		5.25%	5.53%	4.90%
Portfolio Turnover	38	%(4)	47%	97%		27%	24%	16%

Total Return	11.06	%(4)	(17.07)%	0.00	%(5)	(3.10)%	7.78%	0.13%

Net assets, end of period (000’s omitted)	$303,217		$280,052	$423,532		$564,863	$775,093	$803,386

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.04%, 0.07%, 0.06%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)	Amount is less than 0.005%.

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 78.6%, 14.2%, 4.8% and 2.3%, respectively, in the Portfolio.

Prior to March 28, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on March 27, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and securities, were transferred to the Portfolio with no gain or loss for financial reporting purposes. As of October 31, 2015, the Subsidiary had been dissolved with the Cayman Islands authorities. The accompanying financial statements include the accounts of the Subsidiary through March 27, 2015. Intercompany balances and transactions were eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

30

Emerging Markets Local Income Portfolio

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Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

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Notes to Financial Statements (Unaudited) — continued

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

O  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the

32

Emerging Markets Local Income Portfolio

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Notes to Financial Statements (Unaudited) — continued

cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

P  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

Q  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

R  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $906,102 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $86,212,252 and $92,766,978, respectively, for the six months ended April 30, 2016.

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Notes to Financial Statements (Unaudited) — continued

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$307,814,743

Gross unrealized appreciation	$7,421,897
Gross unrealized depreciation	(29,104,655)

Net unrealized depreciation	$(21,682,758)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $8,437,138. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,674,360 at April 30, 2016.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as

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Notes to Financial Statements (Unaudited) — continued

such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$4,947	$—	$989,981	$994,928
Receivable for open forward foreign currency exchange contracts	—	8,106,270	—	8,106,270
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	781,257	—	5,390,664	6,171,921
Receivable for open non-deliverable bond forward contracts	—	—	226,663	226,663

Total Asset Derivatives	$786,204	$8,106,270	$6,607,308	$15,499,782

Derivatives not subject to master netting or similar agreements	$4,947	$—	$989,981	$994,928

Total Asset Derivatives subject to master netting or similar agreements	$781,257	$8,106,270	$5,617,327	$14,504,854

Net unrealized depreciation*	$—	$—	$(154,788)	$(154,788)
Payable for open forward foreign currency exchange contracts	—	(4,619,220)	—	(4,619,220)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(311,795)	—	(3,552,900)	(3,864,695)

Total Liability Derivatives	$(311,795)	$(4,619,220)	$(3,707,688)	$(8,638,703)

Derivatives not subject to master netting or similar agreements	$—	$(46,777)	$(154,788)	$(201,565)

Total Liability Derivatives subject to master netting or similar agreements	$(311,795)	$(4,572,443)	$(3,552,900)	$(8,437,138)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$1,207,082	$(511,719)	$—	$—	$695,363
Barclays Bank PLC	946,766	(567,695)	—	(260,000)	119,071
BNP Paribas	386,281	(266,540)	—	—	119,741
Citibank, N.A.	944,398	(916,095)	—	—	28,303
Credit Suisse International	1,191,342	(880,628)	(310,714)	—	—
Deutsche Bank AG	1,077,274	(1,077,274)	—	—	—
Goldman Sachs International	3,104,665	(261,093)	(2,496,144)	—	347,428
HSBC Bank USA, N.A.	478,188	—	(478,188)	—	—
JPMorgan Chase Bank, N.A.	1,185,569	(437,577)	—	(500,000)	247,992
Morgan Stanley & Co. International PLC	1,599,831	(50,285)	(1,374,000)	—	175,546
Nomura International PLC	164,178	—	—	—	164,178
Standard Chartered Bank	2,162,394	(1,274,825)	—	(370,000)	517,569
The Bank of Nova Scotia	56,886	—	—	—	56,886

	$14,504,854	$(6,243,731)	$(4,659,046)	$(1,130,000)	$2,472,077

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(511,719)	$511,719	$—	$—	$—
Barclays Bank PLC	(567,695)	567,695	—	—	—
BNP Paribas	(266,540)	266,540	—	—	—
Citibank, N.A.	(916,095)	916,095	—	—	—
Credit Suisse International	(880,628)	880,628	—	—	—
Deutsche Bank AG	(3,270,681)	1,077,274	2,193,407	—	—
Goldman Sachs International	(261,093)	261,093	—	—	—
JPMorgan Chase Bank, N.A.	(437,577)	437,577	—	—	—
Morgan Stanley & Co. International PLC	(50,285)	50,285	—	—	—
Standard Chartered Bank	(1,274,825)	1,274,825	—	—	—

	$(8,437,138)	$6,243,731	$2,193,407	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2016 is included at Note 7.

36

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Futures contracts	$—	$—	$(1,389,978)
Swap contracts	(256,785)	—	1,955,167
Foreign currency and forward foreign currency exchange contract transactions	—	507,564	—
Non-deliverable bond forward contracts	—	—	(180,328)

Total	$(256,785)	$507,564	$384,861

Change in unrealized appreciation (depreciation) —
Futures contracts	$—	$—	$409,058
Swap contracts	802,954	—	4,787,637
Foreign currency and forward foreign currency exchange contracts	—	5,644,251	—
Non-deliverable bond forward contracts	—	—	222,438

Total	$802,954	$5,644,251	$5,419,133

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$972,000	$31,827,000	$460,489,000	$9,094,000	$304,090,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

37

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2016 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount		Value including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	4/25/16	5/4/16	10.30%	RUB	24,500,000	$378,678	$379,373
JPMorgan Chase Bank, N.A.	4/29/16	5/11/16	10.50	RUB	267,377,600	4,127,949	4,127,202

Total						$4,506,627	$4,506,575

RUB	–	Russian Ruble

At April 30, 2016, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

For the six months ended April 30, 2016, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $6,780,766 and 0.44%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2016.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$1,769,447	$—	$(1,734,028)	$35,419
JPMorgan Chase Bank, N.A.	4,506,196	(4,506,196)	—	—

	$6,275,643	$(4,506,196)	$(1,734,028)	$35,419

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank, N.A.	$(4,506,627)	$4,506,196	$431	$—

	$(4,506,627)	$4,506,196	$431	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

*	Including accrued interest.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are

38

Emerging Markets Local Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$223,481,170	$—	$223,481,170
Foreign Corporate Bonds	—	24,063,724	—	24,063,724
Sovereign Loans	—	—	2,245,825	2,245,825
Short-Term Investments —
Foreign Government Securities	—	7,813,418	—	7,813,418
U.S. Treasury Obligations	—	13,290,008	—	13,290,008
Repurchase Agreements	—	6,275,643	—	6,275,643
Other	—	8,962,197	—	8,962,197

Total Investments	$—	$283,886,160	$2,245,825	$286,131,985

Forward Foreign Currency Exchange Contracts	$—	$8,106,270	$—	$8,106,270
Non-deliverable Bond Forward Contracts	—	226,663	—	226,663
Swap Contracts	—	7,172,598	—	7,172,598

Total	$—	$299,391,691	$2,245,825	$301,637,516

Liability Description

Securities Sold Short	$—	$(1,733,463)	$—	$(1,733,463)
Forward Foreign Currency Exchange Contracts	—	(4,619,220)	—	(4,619,220)
Futures Contracts	(105,096)	—	—	(105,096)
Swap Contracts	—	(3,914,387)	—	(3,914,387)

Total	$(105,096)	$(10,267,070)	$—	$(10,372,166)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

39

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

40

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

41

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

42

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of Emerging Markets Local
Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.16

Eaton Vance

Floating-Rate Advantage Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Floating-Rate Advantage Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	46

Officers and Trustees	49

Important Notices	50

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	03/15/2008	08/04/1989	2.05%	–0.35%	3.70%	4.37%
Class A at NAV	03/17/2008	08/04/1989	1.96	–0.35	3.70	4.37
Class A with 2.25% Maximum Sales Charge	—	—	–0.32	–2.57	3.24	4.14
Class B at NAV	08/04/1989	08/04/1989	1.79	–0.68	3.33	4.10
Class B with 3% Maximum Sales Charge	—	—	–1.19	–3.53	3.33	4.10
Class C at NAV	03/15/2008	08/04/1989	1.71	–0.85	3.18	3.96
Class C with 1% Maximum Sales Charge	—	—	0.71	–1.80	3.18	3.96
Class I at NAV	03/15/2008	08/04/1989	2.18	–0.10	3.96	4.58
S&P/LSTA Leveraged Loan Index	—	—	1.58%	–0.21%	3.50%	4.42%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
Gross		1.37%	1.36%	1.71%	1.86%	1.12%
Net		1.02	1.01	1.36	1.51	0.77

% Total Leverage[4]
Borrowings						18.66%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Fund Profile5

Top 10 Issuers (% of total investments)[6]

Community Health Systems, Inc.	1.2%
Avago Technologies Cayman Ltd.	1.2
FMG Resources (August 2006) Pty. Ltd.	1.1
Berry Plastics Holding Corporation	1.1
TransDigm, Inc.	1.1
Albertsons, LLC	1.0
Infor (US), Inc.	1.0
Asurion, LLC	1.0
Valeant Pharmaceuticals International, Inc.	1.0
Calpine Corporation	0.9
Total	10.6%

Top 10 Sectors (% of total investments)[6]

Electronics/Electrical	11.7%
Health Care	10.1
Business Equipment and Services	7.6
Chemicals and Plastics	6.7
Retailers (Except Food and Drug)	4.5
Financial Intermediaries	4.1
Food Products	3.8
Industrial Equipment	3.4
Lodging and Casinos	3.0
Insurance	2.9
Total	57.8%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of each class is linked to the performance of Eaton Vance Prime Rate Reserves, which is the predecessor to the operations of the Fund. This linked performance is adjusted for any applicable sales or withdrawal charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual Fund operating expense ratio is as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense on borrowings. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.
[7]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,020.50	$7.74	1.54%
Class A	$1,000.00	$1,019.60	$7.73	1.54%
Class B	$1,000.00	$1,017.90	$9.53	1.90%
Class C	$1,000.00	$1,017.10	$10.23	2.04%
Class I	$1,000.00	$1,021.80	$6.48	1.29%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,017.20	$7.72	1.54%
Class A	$1,000.00	$1,017.20	$7.72	1.54%
Class B	$1,000.00	$1,015.40	$9.52	1.90%
Class C	$1,000.00	$1,014.70	$10.22	2.04%
Class I	$1,000.00	$1,018.40	$6.47	1.29%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Senior Debt Portfolio, at value (identified cost, $4,977,760,878)	$4,626,242,229
Receivable for Fund shares sold	14,547,753
Total assets	$4,640,789,982

Liabilities
Payable for Fund shares redeemed	$20,304,735
Distributions payable	3,370,367
Payable to affiliates:
Administration fee	369,337
Distribution and service fees	977,861
Trustees’ fees	42
Accrued expenses	818,916
Total liabilities	$25,841,258
Net Assets	$4,614,948,724

Sources of Net Assets
Paid-in capital	$5,248,182,702
Accumulated net realized loss from Portfolio	(277,591,595)
Accumulated distributions in excess of net investment income	(4,123,734)
Net unrealized depreciation from Portfolio	(351,518,649)
Total	$4,614,948,724

Advisers Class Shares
Net Assets	$126,445,881
Shares Outstanding	12,149,833
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.41

Class A Shares
Net Assets	$1,506,015,784
Shares Outstanding	144,675,589
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.41
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.65

Class B Shares
Net Assets	$8,094,208
Shares Outstanding	776,051
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.43

Class C Shares
Net Assets	$1,056,822,612
Shares Outstanding	101,722,614
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.39

Class I Shares
Net Assets	$1,917,570,239
Shares Outstanding	184,246,722
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.41

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income allocated from Portfolio	$154,734,030
Expenses, excluding interest expense, allocated from Portfolio	(13,887,761)
Interest expense allocated from Portfolio	(10,797,681)
Total investment income from Portfolio	$130,048,588

Expenses
Administration fee	$2,276,035
Distribution and service fees
Advisers Class	160,238
Class A	1,897,701
Class B	27,801
Class C	3,943,744
Trustees’ fees and expenses	250
Custodian fee	29,782
Transfer and dividend disbursing agent fees	1,826,810
Legal and accounting services	53,990
Printing and postage	308,656
Registration fees	123,961
Miscellaneous	24,377
Total expenses	$10,673,345

Net investment income	$119,375,243

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(75,912,605)
Foreign currency and forward foreign currency exchange contract transactions	5,696,594
Net realized loss	$(70,216,011)
Change in unrealized appreciation (depreciation) —
Investments	$27,656,905
Foreign currency and forward foreign currency exchange contracts	(6,470,242)
Net change in unrealized appreciation (depreciation)	$21,186,663

Net realized and unrealized loss	$(49,029,348)

Net increase in net assets from operations	$70,345,895

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$119,375,243	$277,603,841
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(70,216,011)	(2,550,425)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	21,186,663	(251,050,940)
Net increase in net assets from operations	$70,345,895	$24,002,476
Distributions to shareholders —
From net investment income
Advisers Class	$(3,367,131)	$(7,279,442)
Class A	(39,989,616)	(87,539,492)
Class B	(228,261)	(751,617)
Class C	(25,066,871)	(49,790,544)
Class I	(50,679,968)	(132,874,153)
Total distributions to shareholders	$(119,331,847)	$(278,235,248)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$23,499,764	$73,526,592
Class A	197,241,809	450,095,794
Class B	74,743	332,105
Class C	62,081,958	150,850,455
Class I	551,564,639	1,482,119,487
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	3,244,891	7,056,330
Class A	36,091,338	79,461,584
Class B	169,378	576,984
Class C	20,313,183	40,208,329
Class I	37,644,430	74,998,197
Cost of shares redeemed
Advisers Class	(54,534,240)	(86,764,319)
Class A	(397,670,054)	(874,353,428)
Class B	(2,230,588)	(5,372,342)
Class C	(149,578,613)	(298,697,463)
Class I	(753,694,485)	(2,208,323,861)
Net asset value of shares exchanged
Class A	1,407,755	7,988,585
Class B	(1,407,755)	(7,988,585)
Net decrease in net assets from Fund share transactions	$(425,781,847)	$(1,114,285,556)

Net decrease in net assets	$(474,767,799)	$(1,368,518,328)

Net Assets
At beginning of period	$5,089,716,523	$6,458,234,851
At end of period	$4,614,948,724	$5,089,716,523

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(4,123,734)	$(4,167,130)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.470		$10.940	$11.170	$11.060	$10.660	$10.690

Income (Loss) From Operations
Net investment income(1)	$0.265		$0.504	$0.485	$0.502	$0.572	$0.526
Net realized and unrealized gain (loss)	(0.060)		(0.469)	(0.222)	0.123	0.396	0.010 (2)

Total income from operations	$0.205		$0.035	$0.263	$0.625	$0.968	$0.536

Less Distributions
From net investment income	$(0.265)		$(0.505)	$(0.493)	$(0.515)	$(0.568)	$(0.536)
Tax return of capital	—		—	—	—	—	(0.030)

Total distributions	$(0.265)		$(0.505)	$(0.493)	$(0.515)	$(0.568)	$(0.566)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000 (4)

Net asset value — End of period	$10.410		$10.470	$10.940	$11.170	$11.060	$10.660

Total Return(5)	2.05	%(6)	0.28%	2.38%	5.76%	9.31%	5.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126,446		$156,112	$169,637	$212,780	$65,258	$53,729
Ratios (as a percentage of average daily net assets):(7)
Expenses excluding interest and fees(8)	1.07	%(9)	1.02%	1.00%	0.96%	1.08%	1.10%
Interest and fee expense	0.47	%(9)	0.35%	0.27%	0.22%	0.34%	0.39%
Total expenses(8)	1.54	%(9)	1.37%	1.27%	1.18%	1.42%	1.49%
Net investment income	5.26	%(9)	4.66%	4.36%	4.49%	5.27%	4.86%
Portfolio Turnover of the Portfolio	7	%(6)	27%	38%	29%	37%	59%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.480		$10.950	$11.180	$11.060	$10.660	$10.690

Income (Loss) From Operations
Net investment income(1)	$0.266		$0.504	$0.485	$0.505	$0.571	$0.527
Net realized and unrealized gain (loss)	(0.071)		(0.469)	(0.222)	0.130	0.397	0.009 (2)

Total income from operations	$0.195		$0.035	$0.263	$0.635	$0.968	$0.536

Less Distributions
From net investment income	$(0.265)		$(0.505)	$(0.493)	$(0.515)	$(0.568)	$(0.536)
Tax return of capital	—		—	—	—	—	(0.030)

Total distributions	$(0.265)		$(0.505)	$(0.493)	$(0.515)	$(0.568)	$(0.566)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000 (4)

Net asset value — End of period	$10.410		$10.480	$10.950	$11.180	$11.060	$10.660

Total Return(5)	1.96	%(6)	0.37%	2.28%	5.85%	9.31%	5.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,506,016		$1,684,665	$2,101,269	$2,224,597	$959,179	$702,127
Ratios (as a percentage of average daily net assets):(7)
Expenses excluding interest and fees(8)	1.07	%(9)	1.01%	1.00%	0.97%	1.08%	1.10%
Interest and fee expense	0.47	%(9)	0.35%	0.27%	0.22%	0.34%	0.39%
Total expenses(8)	1.54	%(9)	1.36%	1.27%	1.19%	1.42%	1.49%
Net investment income	5.27	%(9)	4.66%	4.36%	4.52%	5.26%	4.88%
Portfolio Turnover of the Portfolio	7	%(6)	27%	38%	29%	37%	59%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.500		$10.970	$11.200	$11.090	$10.680	$10.710

Income (Loss) From Operations
Net investment income(1)	$0.249		$0.468	$0.447	$0.483	$0.532	$0.489
Net realized and unrealized gain (loss)	(0.071)		(0.470)	(0.222)	0.105	0.410	0.009 (2)

Total income (loss) from operations	$0.178		$(0.002)	$0.225	$0.588	$0.942	$0.498

Less Distributions
From net investment income	$(0.248)		$(0.468)	$(0.455)	$(0.478)	$(0.532)	$(0.500)
Tax return of capital	—		—	—	—	—	(0.028)

Total distributions	$(0.248)		$(0.468)	$(0.455)	$(0.478)	$(0.532)	$(0.528)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000 (4)

Net asset value — End of period	$10.430		$10.500	$10.970	$11.200	$11.090	$10.680

Total Return(5)	1.79	%(6)	(0.06)%	2.02%	5.40%	9.03%	4.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,094		$11,654	$24,737	$40,296	$55,277	$84,483
Ratios (as a percentage of average daily net assets):(7)
Expenses excluding interest and fees(8)	1.43	%(9)	1.36%	1.35%	1.33%	1.45%	1.45%
Interest and fee expense	0.47	%(9)	0.35%	0.27%	0.22%	0.34%	0.39%
Total expenses(8)	1.90	%(9)	1.71%	1.62%	1.55%	1.79%	1.84%
Net investment income	4.93	%(6)	4.31%	4.01%	4.31%	4.90%	4.52%
Portfolio Turnover of the Portfolio	7	%(6)	27%	38%	29%	37%	59%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.460		$10.920	$11.160	$11.040	$10.640	$10.680

Income (Loss) From Operations
Net investment income(1)	$0.240		$0.449	$0.429	$0.451	$0.516	$0.472
Net realized and unrealized gain (loss)	(0.070)		(0.459)	(0.232)	0.128	0.399	0.004 (2)

Total income (loss) from operations	$0.170		$(0.010)	$0.197	$0.579	$0.915	$0.476

Less Distributions
From net investment income	$(0.240)		$(0.450)	$(0.437)	$(0.459)	$(0.515)	$(0.489)
Tax return of capital	—		—	—	—	—	(0.027)

Total distributions	$(0.240)		$(0.450)	$(0.437)	$(0.459)	$(0.515)	$(0.516)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000 (4)

Net asset value — End of period	$10.390		$10.460	$10.920	$11.160	$11.040	$10.640

Total Return(5)	1.71	%(6)	(0.14)%	1.77%	5.33%	8.80%	4.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,056,823		$1,133,487	$1,293,026	$1,324,676	$748,843	$629,929
Ratios (as a percentage of average daily net assets):(7)
Expenses excluding interest and fees(8)	1.57	%(9)	1.51%	1.50%	1.47%	1.58%	1.60%
Interest and fee expense	0.47	%(9)	0.35%	0.27%	0.22%	0.34%	0.39%
Total expenses(8)	2.04	%(9)	1.86%	1.77%	1.69%	1.92%	1.99%
Net investment income	4.77	%(9)	4.16%	3.86%	4.05%	4.76%	4.37%
Portfolio Turnover of the Portfolio	7	%(6)	27%	38%	29%	37%	59%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.470		$10.940	$11.180	$11.060	$10.660	$10.690

Income (Loss) From Operations
Net investment income(1)	$0.278		$0.530	$0.513	$0.532	$0.605	$0.554
Net realized and unrealized gain (loss)	(0.061)		(0.468)	(0.232)	0.131	0.391	0.008 (2)

Total income from operations	$0.217		$0.062	$0.281	$0.663	$0.996	$0.562

Less Distributions
From net investment income	$(0.277)		$(0.532)	$(0.521)	$(0.543)	$(0.596)	$(0.561)
Tax return of capital	—		—	—	—	—	(0.031)

Total distributions	$(0.277)		$(0.532)	$(0.521)	$(0.543)	$(0.596)	$(0.592)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000 (4)

Net asset value — End of period	$10.410		$10.470	$10.940	$11.180	$11.060	$10.660

Total Return(5)	2.18	%(6)	0.53%	2.54%	6.11%	9.59%	5.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,917,570		$2,103,799	$2,869,565	$3,193,359	$1,319,604	$173,792
Ratios (as a percentage of average daily net assets):(7)
Expenses excluding interest and fees(8)	0.82	%(9)	0.77%	0.75%	0.72%	0.77%	0.85%
Interest and fee expense	0.47	%(9)	0.35%	0.27%	0.22%	0.34%	0.39%
Total expenses(8)	1.29	%(9)	1.12%	1.02%	0.94%	1.11%	1.24%
Net investment income	5.51	%(9)	4.89%	4.61%	4.76%	5.54%	5.12%
Portfolio Turnover of the Portfolio	7	%(6)	27%	38%	29%	37%	59%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (96.5% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

14

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $184,844,084 and deferred capital losses of $26,483,430 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($105,439,696), October 31, 2017 ($50,458,629), October 31, 2018 ($28,308,325) and October 31, 2019 ($637,434) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2015, $26,483,430 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the administration fee amounted to $2,276,035. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $58,203 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $25,197 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $160,238 for Advisers Class shares and $1,897,701 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $18,534 and $3,154,995 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $9,267 and $788,749 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

15

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $37,000, $1,000 and $54,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $170,861,197 and $724,301,212, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	2,304,862	6,777,260
Issued to shareholders electing to receive payments of distributions in Fund shares	320,161	654,115
Redemptions	(5,380,332)	(8,029,464)

Net decrease	(2,755,309)	(598,089)

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	19,448,122	41,576,499
Issued to shareholders electing to receive payments of distributions in Fund shares	3,561,102	7,359,459
Redemptions	(39,270,980)	(80,855,254)
Exchange from Class B shares	138,582	736,259

Net decrease	(16,123,174)	(31,183,037)

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	7,289	30,432
Issued to shareholders electing to receive payments of distributions in Fund shares	16,681	53,247
Redemptions	(219,603)	(494,524)
Exchange to Class A shares	(138,428)	(734,611)

Net decrease	(334,061)	(1,145,456)

16

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	6,110,081	13,973,348
Issued to shareholders electing to receive payments of distributions in Fund shares	2,008,465	3,732,511
Redemptions	(14,798,373)	(27,671,703)

Net decrease	(6,679,827)	(9,965,844)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	54,197,852	136,704,339
Issued to shareholders electing to receive payments of distributions in Fund shares	3,713,546	6,953,048
Redemptions	(74,515,710)	(205,025,968)

Net decrease	(16,604,312)	(61,368,581)

17

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 115.6%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.1%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	$876,940
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,283	1,026,414
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		37,740	34,155,073
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		47,473	47,491,352
Term Loan, 3.75%, Maturing June 4, 2021		15,916	15,868,416

			$99,418,195

Automotive — 3.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 6.00%, Maturing April 27, 2020		9,726	$9,707,584
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,583	6,582,750
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,439	13,187,391
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		8,442	8,453,082
Term Loan, 3.25%, Maturing December 31, 2018		16,377	16,391,778
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		37,131	35,552,838
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		16,125	16,180,438
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		4,043	3,951,544
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		19,613	19,528,661
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		2,581	2,601,738
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	6,915	7,872,122
Term Loan, 4.50%, Maturing June 30, 2022		10,323	10,323,125
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		10,970	10,970,028

			$161,303,079

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		5,995	$5,395,774

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco (continued)
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	2,000	$1,690,000

		$7,085,774

Brokerage / Securities Dealers / Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	2,718	$2,697,744
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	3,800	3,515,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	6,804	6,463,622

		$12,676,366

Building and Development — 3.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	9,260	$9,288,904
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	8,687	8,654,673
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,283	1,287,458
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	10,001	9,963,008
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	6,948	6,953,287
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	46,554	44,750,142
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	1,662	1,669,711
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,253	11,208,910
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	13,129	13,127,451
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,211	2,213,289
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	12,397	12,285,761
Realogy Corporation
Term Loan, 4.88%, Maturing October 10, 2016	138	136,394
Term Loan, 3.75%, Maturing March 5, 2020	17,975	18,006,279
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	5,335	5,340,796
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,304	2,279,393

		$147,165,456

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 9.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		15,516	$15,370,503
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		9,303	9,335,235
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		7,835	6,836,108
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 7, 2020		2,204	2,016,890
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,688	2,589,107
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		12,992	12,898,998
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		5,592	5,371,492
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019		13,146	12,989,999
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		5,057	5,013,123
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		15,471	10,984,397
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(3)(4)		5,858	3,204,410
Term Loan, 5.50%, Maturing July 2, 2020(3)		3,491	1,971,607
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		6,315	338,500
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		49,944	48,133,098
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		8,165	8,159,636
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		9,390	9,397,682
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,721	2,678,769
Term Loan, 4.00%, Maturing November 6, 2020		15,349	15,112,710
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,816	4,490,612
Global Payments, Inc.
Term Loan, 3.94%, Maturing April 22, 2023		4,875	4,928,830
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,381	14,336,423
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		16,589	16,626,640
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,033	12,058,830

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		4,080	$4,069,301
Term Loan, 4.50%, Maturing June 10, 2021	EUR	8,271	9,510,388
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		8,207	8,231,829
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		35,328	35,368,063
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		14,950	15,230,041
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		16,076	14,967,066
MKS Instruments, Inc.
Term Loan, Maturing May 1, 2023(2)		10,000	10,056,250
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		2,702	2,593,735
Term Loan, 4.50%, Maturing April 11, 2022		9,776	9,108,210
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,273	8,231,609
Prime Security Services Borrower, LLC
Term Loan, Maturing April 7, 2022(2)		8,150	8,189,120
RCS Capital Corporation
DIP Loan, 8.00%, Maturing August 8, 2016		6,200	6,219,375
Term Loan, 0.00%, Maturing April 29, 2019(5)		25,664	17,515,924
Term Loan - Second Lien, 0.00%, Maturing April 29, 2021(3)(5)		5,866	876,946
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		8,475	8,337,281
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,328	23,444,038
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		3,002	2,970,501
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		11,636	11,676,040
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		529	525,480
Term Loan, 4.25%, Maturing May 14, 2022		3,019	3,000,531
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		15,608	15,560,059

			$440,525,386

Cable and Satellite Television — 2.4%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		10,102	$10,110,892
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		5,326	5,332,182

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		26,700	$26,863,537
Numericable Group SA
Term Loan, 4.50%, Maturing April 15, 2023	EUR	3,000	3,449,108
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		6,125	6,173,492
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		32,699	32,683,802
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	6,448,128
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,901,605
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,608,658
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,771,802

			$117,343,206

Chemicals and Plastics — 7.7%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	EUR	1,115	$1,271,238
Term Loan, 4.00%, Maturing June 1, 2022		2,481	2,451,723
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,398	6,390,448
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,697	3,088,305
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,320	3,315,712
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		2,527	2,488,899
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		30,777	30,779,275
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		24,664	24,108,693
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 1, 2021		6,925	6,760,771
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,809	3,785,359
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,009,936
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,530	1,507,120
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		9,256	9,062,855
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		8,188	8,160,668
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		15,874	15,873,967

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Term Loan, 4.25%, Maturing April 1, 2023		3,900	$3,929,250
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,663	4,156,556
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,630	8,618,376
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		34,344	34,371,884
Term Loan, 4.25%, Maturing March 31, 2022		5,890	5,876,268
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		14,500	13,977,391
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		5,961	5,588,349
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		4,328	4,256,903
Term Loan, 5.50%, Maturing June 7, 2020		6,620	6,509,436
Term Loan, 5.50%, Maturing June 7, 2020		27,561	27,106,774
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		16,935	16,945,418
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		5,784	5,805,407
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,950	2,219,889
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,780	5,751,205
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		4,768	4,771,469
Term Loan, Maturing October 14, 2022(2)		8,700	8,763,440
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		11,813	11,826,933
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		1,389	1,377,591
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		583	583,490
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,306	3,295,424
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,860	17,837,700
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		30,162	29,280,440
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		11,771	11,643,287
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		9,602	9,638,447

			$368,186,296

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		11,764	$11,593,087

			$11,593,087

Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 5.01%, Maturing October 6, 2021	GBP	1,103	$1,613,946
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		10,832	8,774,299
Samsonite International S.A.
Term Loan, Maturing April 13, 2023(2)		2,000	2,018,750
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing June 23, 2022		11,700	11,765,405
Term Loan, 4.52%, Maturing June 23, 2022	CAD	9,416	7,467,283

			$31,639,683

Containers and Glass Products — 2.5%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,234	$29,251,778
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,957,773
Term Loan, 4.00%, Maturing October 1, 2022		8,459	8,494,655
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,509	13,538,558
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,659	5,319,320
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		16,494	16,566,370
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,127	3,107,151
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	14,475	16,698,500

			$119,934,105

Cosmetics / Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		13,234	$12,861,308
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,136	4,144,887
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		22,281	21,841,675

			$38,847,870

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs — 2.4%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	6,881	$6,872,163
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	16,782	16,666,866
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	22,818	22,779,775
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	9,303	9,079,226
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	4,778	4,678,384
Valeant Pharmaceuticals International, Inc.
Term Loan, Maturing October 20, 2018(2)	11,050	10,787,562
Term Loan, 4.75%, Maturing December 11, 2019	18,968	18,517,794
Term Loan, 4.75%, Maturing August 5, 2020	3,960	3,858,168
Term Loan, 5.00%, Maturing April 1, 2022	23,779	23,333,398

		$116,573,336

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	12,930	$12,905,305
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	8,394	8,183,976

		$21,089,281

Electronics / Electrical — 14.1%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	18,710	$12,559,204
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	69,425	69,593,772
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	7,324	7,085,577
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022	7,960	7,983,219
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	9,439	6,827,649
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	46,969	46,990,043
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	2,541	2,540,571
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	3,475	3,457,625
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	3,441	3,439,557

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		8,457	$7,886,041
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		8,037	8,014,891
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		40,407	40,518,435
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		18,104	18,111,149
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,728,750
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,111	3,045,911
Term Loan, 3.75%, Maturing June 3, 2020		52,268	51,175,892
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,800	4,329,697
Informatica Corporation
Term Loan, 4.25%, Maturing August 5, 2022	EUR	5,955	6,813,493
Term Loan, 4.25%, Maturing August 5, 2022		19,179	18,952,873
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		11,336	10,882,318
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,256	5,256,375
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		9,383	9,370,772
Term Loan, 5.25%, Maturing November 19, 2021		15,823	15,826,984
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		35,796	35,941,698
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		10,729	10,728,531
Micron Technology, Inc.
Term Loan, 6.44%, Maturing April 26, 2022		3,225	3,247,172
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023		2,103	2,120,993
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		9,479	9,479,144
Term Loan, 3.75%, Maturing December 7, 2020		13,067	13,128,509
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023		8,125	8,178,828
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		3,068	3,065,819
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		18,141	17,846,586
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,339,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	7,398	$7,382,744
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,100	2,093,001
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	39,213	37,203,599
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	836	838,061
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	30,736	27,047,296
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	7,930	7,992,914
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	16,770	16,846,371
Term Loan, 4.02%, Maturing July 8, 2022	2,389	2,400,131
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	10,533	10,295,894
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	19,432	18,994,914
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	3,594	3,600,270
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	8,804	8,835,309
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	20,441	20,506,812
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	13,516	13,457,353
Western Digital Corporation
Term Loan, Maturing April 29, 2023(2)	10,225	10,078,016
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	17,817	17,970,030

		$677,010,543

Equipment Leasing — 0.7%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,495,521
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	11,500	11,564,688

		$35,060,209

Financial Intermediaries — 5.0%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,151	$9,130,618

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	17,709	$17,177,431
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	4,650	4,487,250
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	19,394	19,406,596
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	13,776	13,715,375
First Data Corporation
Term Loan, 3.94%, Maturing September 24, 2018	24,150	24,190,258
Term Loan, 4.44%, Maturing March 24, 2021	8,384	8,414,242
Term Loan, 4.19%, Maturing July 8, 2022	11,625	11,635,381
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	21,719	21,447,221
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	19,462	19,506,478
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	4,978	4,928,537
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	4,685	4,735,828
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	3,984	3,988,530
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,715	1,714,824
Term Loan, 6.25%, Maturing September 4, 2018	5,667	5,667,099
Term Loan, 6.25%, Maturing September 4, 2018	12,134	12,133,592
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	5,528	5,445,038
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,127	6,072,897
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	10,859	10,791,412
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	9,380	9,403,549
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	31,472	27,676,053

		$241,668,209

Food Products — 4.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	32,831	$32,903,998
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	2,387	2,400,784
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	3,282	3,298,652

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		12,385	$12,044,307
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		6,263	4,712,908
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		24,805	24,804,538
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		6,323	6,235,802
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,850,112
Term Loan, 3.75%, Maturing September 18, 2020		13,577	13,610,817
Term Loan, 4.00%, Maturing October 30, 2022		5,885	5,880,348
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		7,597	7,642,833
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,677	5,901,572
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	4,264	1,208,307
NBTY, Inc.
Term Loan, 3.75%, Maturing October 1, 2017		40,813	40,868,661
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		17,355	17,419,818
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,127	1,133,636

			$195,917,093

Food Service — 3.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		25,716	$25,788,534
Aramark Services, Inc.
Term Loan, 3.94%, Maturing July 26, 2016		3	2,827
Term Loan, 4.13%, Maturing July 26, 2016		1	1,365
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		6,442	6,196,391
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		15,501	15,534,714
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		7,557	7,630,921
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		4,062	4,041,295
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		5,681	5,432,548
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,799	1,799,125

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	50,594	$50,593,857
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	44,246	32,723,369

		$149,744,946

Food / Drug Retailers — 2.8%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	29,467	$29,548,264
Term Loan, 5.13%, Maturing August 25, 2019	22,634	22,684,269
Term Loan, 5.50%, Maturing August 25, 2021	6,683	6,714,523
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	3,004	2,991,454
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	28,475	28,616,974
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	6,000	6,022,500
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	38,580	38,235,500

		$134,813,484

Health Care — 11.0%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	2,074	$2,094,488
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	4,029	4,038,000
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	5,160	5,179,503
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	6,169	6,192,134
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	3,876	3,861,804
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	17,426	16,685,086
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	13,295	13,237,117
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	4,478	4,499,888
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	6,203	6,202,731
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	4,664	4,617,190
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	20,143	18,884,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	761	$761,408
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	18,912	18,921,150
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	13,355	13,174,555
Term Loan, 4.00%, Maturing January 27, 2021	37,506	37,003,941
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	2,605	2,598,799
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	10,308	9,741,105
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	8,851	8,896,033
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020	19,850	19,328,938
Term Loan, 4.25%, Maturing June 8, 2020	5,797	5,645,176
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	28,354	28,424,830
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	2,181	2,182,771
Term Loan, 4.25%, Maturing August 30, 2020	7,158	7,162,922
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	4,688	4,710,960
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	20,988	20,955,091
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	9,580	9,316,842
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	13,426	13,392,781
Term Loan, 7.75%, Maturing May 15, 2018	21,551	21,537,313
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	28,358	28,357,751
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	17,405	17,361,586
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	26,505	26,527,727
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing August 13, 2022	12,624	12,560,756
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	7,143	7,106,812
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	6,434	4,198,083
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	4,677	3,051,984

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		5,336	$5,331,076
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,918	4,846,688
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		10,909	8,509,284
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		23,343	22,525,519
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		17,702	15,489,226
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		16,911	16,081,697
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		14,842	14,925,340
Radnet Management, Inc.
Term Loan, 4.29%, Maturing October 10, 2018		12,352	12,248,171
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		8,406	8,416,327
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		1,020	1,019,875
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,081	10,915,187
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,372	1,289,506

			$530,009,673

Home Furnishings — 0.7%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		34,798	$34,923,069

			$34,923,069

Industrial Equipment — 4.2%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		28,724	$28,203,027
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,500	5,050,744
Term Loan, 4.50%, Maturing October 28, 2021		4,031	3,956,727
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		18,674	18,451,838
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,860	1,857,286
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,100	1,081,982

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		18,677	$17,503,563
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,242	3,491,704
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		15,017	14,960,734
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		4,297	4,082,387
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		11,901	11,931,192
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		11,188	9,621,288
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	7,575	8,574,009
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		47,195	46,959,149
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		4,696	4,666,365
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,362	4,664,644
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		9,009	8,615,056
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,518	3,342,319
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		2,125	2,084,742

			$199,098,756

Insurance — 3.5%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		11,481	$11,401,795
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		32,916	33,080,248
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		7,485	7,475,644
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		16,097	16,084,636
Term Loan, 5.00%, Maturing August 4, 2022		31,039	30,868,768
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	10,311,388
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		9,610	6,943,097
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		6,266	3,824,084

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	17,976	$17,840,730
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	28,571	28,258,504

		$166,088,894

Leisure Goods / Activities / Movies — 3.0%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	13,159	$13,185,601
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	18,406	18,419,519
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	4,706	4,565,184
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	7,512	7,526,270
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	1,588	1,575,698
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	533	531,781
Term Loan, 5.50%, Maturing May 8, 2021	4,132	4,121,307
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	10,186	10,240,718
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	10,540	10,500,811
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	9,060	9,139,590
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	14,098	13,974,489
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	17,668	17,275,340
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	920	368,030
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	15,863	13,959,456
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	3,220	3,115,137
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	14,118	14,034,127

		$142,533,058

Lodging and Casinos — 3.3%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	2,226	$2,236,466
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	27,077	26,013,517

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,877	$1,867,491
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,349	3,358,089
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)		6,723	6,353,128
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		7,784	7,816,025
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,840,466
Gala Group Finance PLC
Term Loan, 5.01%, Maturing May 27, 2018	GBP	15,225	22,275,365
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,210	1,213,792
Term Loan, 5.50%, Maturing November 21, 2019		2,824	2,832,182
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		37,289	37,437,896
MGM Growth Properties, LLC
Term Loan, 4.00%, Maturing April 25, 2023		14,000	14,105,000
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		29,788	29,415,548
Term Loan, 6.00%, Maturing October 1, 2021		1,572	1,553,269

			$158,318,234

Nonferrous Metals / Minerals — 2.2%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017		2,975	$2,826,250
Term Loan, 3.50%, Maturing May 22, 2020		19,528	7,445,038
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(4)		8,350	8,156,906
Term Loan, 7.50%, Maturing May 16, 2018		35,739	14,943,264
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		7,722	7,722,000
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		18,780	12,112,856
Foresight Energy, LLC
Term Loan, 7.50%, Maturing August 19, 2020		2,501	2,200,952
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		2,552	2,022,140
Term Loan, 7.50%, Maturing April 16, 2020		16,694	11,352,012
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,995	698,346
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		17,427	17,364,019

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,392	$3,356,217
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	9,969,750
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	1,250	510,875
Walter Energy, Inc.
Term Loan, 4.80%, Maturing April 2, 2018(7)	19,269	2,569,150

		$103,249,775

Oil and Gas — 3.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	28,415	$14,633,686
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020(3)	19,102	12,889,959
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	8,881	8,910,674
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,308	9,226,803
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	8,967	8,014,154
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	14,603	8,652,290
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	8,825	8,335,945
Term Loan, 4.00%, Maturing December 2, 2019	865	830,118
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	10,212	7,709,713
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	9,550	2,614,312
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	3,887	1,982,381
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,517	29,885,881
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	9,112	2,346,382
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	16,275	257,682
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	39,317	19,339,018
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	341	178,836
Term Loan, 4.25%, Maturing December 16, 2020	913	479,522
Term Loan, 4.25%, Maturing December 16, 2020	6,566	3,447,142

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,602	$848,850
Term Loan, 4.25%, Maturing October 1, 2019		2,622	1,389,722
Term Loan, 4.25%, Maturing October 1, 2019		19,788	10,487,820
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023		507	501,604
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		9,543	8,707,822

			$161,670,316

Publishing — 2.7%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)		1,016	$812,490
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019		12,715	12,741,269
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		61,818	46,723,993
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		30,436	28,305,059
McGraw-Hill Global Education Holdings, LLC
Term Loan, 6.25%, Maturing March 22, 2019		3,685	3,690,932
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		5,132	4,696,130
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,401	2,401,263
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019		5,599	5,578,401
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		9,352	9,164,765
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	EUR	1,470	1,686,380
Term Loan, 4.75%, Maturing August 14, 2020		14,943	14,625,823

			$130,426,505

Radio and Television — 2.7%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,043	$3,856,949
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,022	5,168,909
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		2,118	2,127,028

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023		18,100	$18,198,573
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	27,839,964
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,183	4,184,970
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		13,130	13,042,462
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		2,537	2,543,381
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		5,468	5,335,367
iHeartCommunications, Inc.
Term Loan, 7.19%, Maturing January 30, 2019		14,994	11,224,551
Term Loan, 7.94%, Maturing July 30, 2019		2,571	1,917,854
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		9,951	9,960,605
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		5,378	5,384,356
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,098	6,105,944
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,436	2,405,942
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,440	1,441,553
Term Loan, 4.00%, Maturing March 1, 2020		7,726	7,729,992

			$128,468,400

Retailers (Except Food and Drug) — 5.4%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		8,035	$5,192,794
B&M Retail Limited
Term Loan, 3.26%, Maturing May 21, 2019	GBP	3,750	5,403,975
Term Loan, 3.76%, Maturing April 28, 2020	GBP	3,000	4,336,489
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		18,183	18,196,746
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		11,261	10,134,527
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		13,468	13,528,345
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		13,670	11,688,207
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		8,459	8,517,947

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,033	$20,835,715
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		11,535	11,426,773
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		6,672	6,555,117
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		5,251	5,264,180
Term Loan, 4.00%, Maturing January 28, 2020		1,280	1,285,933
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		14,699	14,032,729
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		13,850	13,829,121
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		28,527	28,469,992
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,301	9,193,985
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		6,246	5,840,290
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		9,174	9,231,478
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		3,709	3,652,985
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		26,848	26,395,376
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,715	15,377,653
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	2,979	3,455,705
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(9)	EUR	4,363	3,318,348
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		1,830	1,655,900

			$256,820,310

Steel — 1.7%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		69,327	$65,609,782
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		10,570	10,562,955
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		5,900	5,870,801

			$82,043,538

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	5,144	$5,149,503
Term Loan, 3.75%, Maturing March 11, 2018	9,600	9,468,000
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)	406	405,842
Term Loan, 4.00%, Maturing July 31, 2022	988	987,303
Term Loan, 4.00%, Maturing July 31, 2022	3,036	3,033,045
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	18,171	15,468,063

		$34,511,756

Telecommunications — 3.3%
Ciena Corporation
Term Loan, 6.00%, Maturing April 19, 2021	5,000	$5,031,250
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	47,733	44,881,384
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	17,066	15,829,102
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	7,055	7,079,662
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	7,024	7,026,731
Term Loan, 3.25%, Maturing June 10, 2022	1,978	1,975,807
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	11,881	9,623,566
Term Loan, 4.00%, Maturing April 23, 2019	18,923	15,327,497
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,244	31,269,468
Ziggo B.V
Term Loan, 3.60%, Maturing January 15, 2022	8,906	8,887,483
Term Loan, 3.65%, Maturing January 15, 2022	5,415	5,403,898
Term Loan, 3.65%, Maturing January 15, 2022	8,403	8,385,692

		$160,721,540

Utilities — 2.7%
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	12,642	$12,650,716
Term Loan, 4.00%, Maturing October 31, 2020	3,299	3,300,095
Term Loan, 3.50%, Maturing May 27, 2022	27,319	27,149,952
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,856	13,766,302
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	2,699	2,699,157
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,709	3,715,962

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		6,405	$6,332,792
Term Loan, 5.50%, Maturing January 15, 2021		4,175	4,167,172
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		5,500	5,087,500
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,008	977,453
Term Loan, 5.00%, Maturing December 19, 2021		22,630	21,937,158
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022		1,542	1,465,137
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021		7,998	5,378,331
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		10,595	9,376,520
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		12,387	12,356,266

			$130,360,513

Total Senior Floating-Rate Loans (identified cost $5,897,496,598)			$5,546,839,941

Corporate Bonds & Notes — 5.0%

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,420,500

			$4,420,500

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(10)		4,545	$4,766,569
6.00%, 4/15/21(10)	GBP	4,658	7,099,640
5.50%, 1/15/25(10)		1,825	1,872,906

			$13,739,115

Chemicals and Plastics — 0.5%
Hexion, Inc.
6.625%, 4/15/20		24,250	$20,430,625
PQ Corp.
6.75%, 11/15/22(10)(11)		3,000	3,097,500

			$23,528,125

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,215,469

			$21,215,469

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(10)		3,000	$2,602,500
9.00%, 11/15/18(10)	CAD	4,500	2,815,414

			$5,417,914

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(10)		10,400	$10,504,000

			$10,504,000

Entertainment — 0.2%
Vougeot Bidco PLC
5.001%, 7/15/20(10)(12)	EUR	2,875	$3,304,036
7.875%, 7/15/20(10)	GBP	3,500	5,362,698

			$8,666,734

Equipment Leasing — 0.0%(13)
International Lease Finance Corp.
6.75%, 9/1/16(10)		750	$760,933
7.125%, 9/1/18(10)		750	824,625

			$1,585,558

Financial Intermediaries — 0.0%(13)
First Data Corp.
6.75%, 11/1/20(10)		1,674	$1,760,897

			$1,760,897

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(10)		14,000	$14,105,000
Iceland Bondco PLC
4.838%, 7/15/20(10)(12)	GBP	5,425	6,955,718
6.25%, 7/15/21(10)	GBP	3,925	5,127,105

			$26,187,823

Security		Principal Amount* (000’s omitted)	Value

Health Care — 1.3%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		7,125	$7,231,875
5.125%, 8/1/21		13,150	13,254,016
HCA, Inc.
4.75%, 5/1/23		4,650	4,777,875
inVentiv Health, Inc.
9.00%, 1/15/18(10)		6,275	6,494,625
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(10)		9,475	9,877,687
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,312,500
4.375%, 10/1/21		6,225	6,271,688

			$61,220,266

Industrial Equipment — 0.0%(13)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)		160	$72,635

			$72,635

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.593%, 11/15/19(10)(12)	GBP	2,500	$3,640,092

			$3,640,092

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		5,550	$5,036,625
9.00%, 2/15/20(5)		8,850	8,015,500

			$13,052,125

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(10)		4,000	$4,160,000

			$4,160,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(10)		6,700	$6,566,000

			$6,566,000

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,330,884
Univision Communications, Inc.
6.75%, 9/15/22(10)		3,075	3,274,875

			$4,605,759

Retailers (Except Food and Drug) — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(10)		8,600	$8,492,500

			$8,492,500

Telecommunications — 0.2%
Wind Acquisition Finance SA
4.999%, 4/30/19(10)(12)	EUR	4,825	$5,544,620
6.50%, 4/30/20(10)		3,150	3,181,500

			$8,726,120

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(10)		2,000	$2,122,500
7.875%, 1/15/23(10)		4,538	4,867,005
5.875%, 1/15/24(10)		5,000	5,337,500

			$12,327,005

Total Corporate Bonds & Notes (identified cost $247,789,693)			$239,888,637

Asset-Backed Securities — 1.0%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class C1, 3.478%, 4/15/25(10)(12)		$2,400	$2,358,971
Series 2013-14A, Class D, 4.128%, 4/15/25(10)(12)		3,000	2,798,544
Series 2013-14A, Class E, 5.028%, 4/15/25(10)(12)		1,500	1,231,175
Apidos CLO XVII
Series 2014-17A, Class B, 3.483%, 4/17/26(10)(12)		3,000	2,902,803
Series 2014-17A, Class C, 3.933%, 4/17/26(10)(12)		1,500	1,374,058
Series 2014-17A, Class D, 5.383%, 4/17/26(10)(12)		1,500	1,214,478

Security	Principal Amount (000’s omitted)	Value

Apidos CLO XXI
Series 2015-21A, Class D, 6.183%, 7/18/27(10)(12)	$1,500	$1,289,279
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class C1, 3.383%, 10/17/24(10)(12)	2,000	1,915,328
Series 2013-3A, Class D, 4.133%, 10/17/24(10)(12)	2,000	1,821,728
Series 2013-3A, Class E, 5.533%, 10/17/24(10)(12)	2,000	1,673,328
Avery Point II CLO, Ltd.
Series 2013-2A, Class C1, 3.383%, 7/17/25(10)(12)	2,000	1,916,961
Series 2013-2A, Class D, 4.083%, 7/17/25(10)(12)	1,670	1,485,256
Series 2013-2A, Class E, 4.883%, 7/17/25(10)(12)	1,670	1,170,323
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.334%, 4/20/25(10)(12)	3,150	3,063,721
Series 2013-IA, Class D, 4.134%, 4/20/25(10)(12)	2,475	2,289,689
Series 2013-IA, Class E, 5.034%, 4/20/25(10)(12)	1,500	1,213,076
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.728%, 7/15/26(10)(12)	2,175	1,745,244
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class B, 3.278%, 7/15/25(10)(12)	2,000	1,947,605
Series 2013-3A, Class C, 4.028%, 7/15/25(10)(12)	2,000	1,861,404
Series 2013-3A, Class D, 5.228%, 7/15/25(10)(12)	1,600	1,339,104
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.134%, 7/20/26(10)(12)	1,750	1,621,620
Series 2014-12A, Class E, 5.734%, 7/20/26(10)(12)	1,750	1,428,871
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class C, 3.334%, 4/20/25(10)(12)	2,625	2,532,807
Series 2013-8A, Class D, 4.134%, 4/20/25(10)(12)	2,900	2,640,498
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.383%, 7/17/25(10)(12)	1,500	1,427,596
Series 2013-1A, Class D, 3.983%, 7/17/25(10)(12)	1,500	1,325,073
Series 2013-1A, Class E, 5.133%, 7/17/25(10)(12)	1,800	1,314,522

Total Asset-Backed Securities (identified cost $52,829,432)		$48,903,062

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.4%

Security	Shares	Value

Aerospace and Defense — 0.0%(13)
IAP Global Services, LLC(3)(14)(15)	168	$2,035,162

		$2,035,162

Automotive — 0.0%(13)
Dayco Products, LLC(14)(15)	48,926	$1,639,021

		$1,639,021

Business Equipment and Services — 0.0%
Education Management Corp.(3)(14)(15)	41,829,101	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(14)(15)	319,499	$2,476,117

		$2,476,117

Investment Services — 0.0%
Safelite Realty Corp.(3)(15)(16)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(14)(15)	167,709	$2,305,995
Tropicana Entertainment, Inc.(14)(15)	40,751	794,640

		$3,100,635

Oil, Gas & Consumable Fuels — 0.0%(13)
Southcross Holdings Group, LLC(14)(15)	573	$200,550
Southcross Holdings L.P., Class A(14)(15)	573	200,550

		$401,100

Publishing — 0.2%
ION Media Networks, Inc.(3)(14)(15)	13,247	$6,468,775
MediaNews Group, Inc.(3)(14)(15)	66,239	2,152,764
Nelson Education, Ltd.(3)(14)(15)	169,215	0

		$8,621,539

Total Common Stocks (identified cost $8,462,646)		$18,273,574

Convertible Preferred Stocks — 0.0%(13)

Security	Shares	Value

Business Equipment and Services — 0.0%(13)
Education Management Corp., Series A-1, 7.50% (3)(14)(15)	46,544	$412,380

Total Convertible Preferred Stocks (identified cost $3,284,920)		$412,380

Warrants — 0.0%

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco (3)(14)(15)	182,939	$0

Total Warrants (identified cost $67,050)		$0

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(17)	$32,307	$32,307,446

Total Short-Term Investments (identified cost $32,307,446)		$32,307,446

Total Investments — 122.7% (identified cost $6,242,237,785)		$5,886,625,040

Less Unfunded Loan Commitments — (0.3)%		$(14,614,335)

Net Investments — 122.4% (identified cost $6,227,623,450)		$5,872,010,705

Other Assets, Less Liabilities — (22.4)%		$(1,075,914,662)

Net Assets — 100.0%		$4,796,096,043

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Security is in default and making only partial interest payments.

(8)	Includes new money preferred shares that trade with the loan.
(9)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(10)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $183,421,507 or 3.8% of the Portfolio’s net assets.

(11)	When-issued security.

(12)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(13)	Amount is less than 0.05%.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security (see Note 5).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	2,400,000	USD	1,808,780	Deutsche Bank AG	5/31/16	$104,040	$—
USD	921,919	CAD	1,164,000	Citibank, N.A.	5/31/16	—	(5,799)
USD	14,774,299	CAD	19,988,607	State Street Bank and Trust Company	5/31/16	—	(1,156,792)
USD	2,236,235	EUR	1,990,000	State Street Bank and Trust Company	5/31/16	—	(44,249)
USD	41,905,887	EUR	37,844,936	State Street Bank and Trust Company	5/31/16	—	(1,463,335)
USD	13,891,252	GBP	9,934,173	JPMorgan Chase Bank, N.A.	5/31/16	—	(624,983)
USD	40,561,309	EUR	35,968,205	HSBC Bank USA, N.A.	6/30/16	—	(697,502)
USD	3,359,495	EUR	2,970,000	State Street Bank and Trust Company	6/30/16	—	(47,366)
USD	24,546,169	GBP	17,091,171	Goldman Sachs International	6/30/16	—	(430,896)
USD	3,615,830	GBP	2,487,500	State Street Bank and Trust Company	6/30/16	—	(19,406)
USD	49,840,502	EUR	43,979,061	Goldman Sachs International	7/29/16	—	(652,931)
USD	28,610,588	GBP	19,670,529	State Street Bank and Trust Company	7/29/16	—	(138,735)

						$104,040	$(5,281,994)

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $6,195,316,004)	$5,839,703,259
Affiliated investment, at value (identified cost, $32,307,446)	32,307,446
Cash	40,417,372
Restricted cash*	6,220,000
Foreign currency, at value (identified cost, $6,244,740)	6,242,249
Interest receivable	25,755,445
Interest receivable from affiliated investment	39,837
Receivable for investments sold	25,042,120
Receivable for open forward foreign currency exchange contracts	104,040
Prepaid upfront fees on notes payable	1,741,735
Prepaid expenses	195,409
Total assets	$5,977,768,912

Liabilities
Notes payable	$1,100,000,000
Payable for investments purchased	69,221,829
Payable for when-issued securities	3,000,000
Payable for open forward foreign currency exchange contracts	5,281,994
Payable to affiliates:
Investment adviser fee	2,050,600
Trustees’ fees	5,667
Accrued expenses	2,112,779
Total liabilities	$1,181,672,869
Net Assets applicable to investors’ interest in Portfolio	$4,796,096,043

Sources of Net Assets
Investors’ capital	$5,156,966,523
Net unrealized depreciation	(360,870,480)
Total	$4,796,096,043

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$161,042,750
Interest allocated from affiliated investment	167,423
Expenses allocated from affiliated investment	(6,657)
Total investment income	$161,203,516

Expenses
Investment adviser fee	$13,198,001
Trustees’ fees and expenses	34,000
Custodian fee	703,816
Legal and accounting services	372,592
Interest expense and fees	11,246,378
Miscellaneous	154,585
Total expenses	$25,709,372

Net investment income	$135,494,144

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(79,671,954)
Investment transactions allocated from affiliated investment	383
Foreign currency and forward foreign currency exchange contract transactions	5,960,042
Net realized loss	$(73,711,529)
Change in unrealized appreciation (depreciation) —
Investments	$27,364,236
Foreign currency and forward foreign currency exchange contracts	(6,723,298)
Net change in unrealized appreciation (depreciation)	$20,640,938

Net realized and unrealized loss	$(53,070,591)

Net increase in net assets from operations	$82,423,553

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$135,494,144	$309,501,828
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(73,711,529)	(2,917,123)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	20,640,938	(259,747,487)
Net increase in net assets from operations	$82,423,553	$46,837,218
Capital transactions —
Contributions	$189,229,941	$701,772,281
Withdrawals	(815,589,061)	(1,906,328,481)
Net decrease in net assets from capital transactions	$(626,359,120)	$(1,204,556,200)

Net decrease in net assets	$(543,935,567)	$(1,157,718,982)

Net Assets
At beginning of period	$5,340,031,610	$6,497,750,592
At end of period	$4,796,096,043	$5,340,031,610

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2016
Net increase in net assets from operations	$82,423,553
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(367,701,467)
Investments sold and principal repayments	1,388,412,728
Decrease in short-term investments, net	61,080,902
Net amortization/accretion of premium (discount)	(2,341,919)
Amortization of prepaid upfront fees on notes payable	1,100,373
Increase in restricted cash	(5,930,000)
Decrease in interest and dividends receivable	3,638,976
Increase in interest receivable from affiliated investment	(28,755)
Decrease in receivable for open forward foreign currency exchange contracts	2,830,707
Decrease in prepaid expenses	75,606
Increase in payable for open forward foreign currency exchange contracts	4,144,158
Decrease in payable to affiliate for investment adviser fee	(465,139)
Decrease in accrued expenses	(48,754)
Increase in unfunded loan commitments	8,330,117
Net change in unrealized (appreciation) depreciation from investments	(27,364,236)
Net realized loss from investments	79,671,954
Net cash provided by operating activities	$1,227,828,804

Cash Flows From Financing Activities
Proceeds from capital contributions	$189,229,941
Payments for capital withdrawals	(815,589,061)
Payment of prepaid upfront fees on notes payable	(2,000,000)
Proceeds from notes payable	150,000,000
Repayments of notes payable	(750,000,000)
Net cash used in financing activities	$(1,228,359,120)

Net decrease in cash*	$(530,316)

Cash at beginning of period(1)	$47,189,937

Cash at end of period(1)	$46,659,621

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$12,381,520

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $69,371.

(1)	Balance includes foreign currency, at value.

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.61	%(2)	0.58%	0.55%	0.52%	0.61%	0.65%
Interest and fee expense	0.47	%(2)	0.34%	0.27%	0.22%	0.34%	0.39%
Total expenses	1.08	%(2)	0.92%	0.82%	0.74%	0.95%	1.04%
Net investment income	5.70	%(2)	5.09%	4.80%	4.97%	5.73%	5.31%
Portfolio Turnover	7	%(3)	27%	38%	29%	37%	59%

Total Return	2.20	%(3)	0.72%	2.84%	6.25%	9.94%	5.54%

Net assets, end of period (000’s omitted)	$4,796,096		$5,340,032	$6,497,751	$7,113,677	$3,241,781	$1,645,880

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Short Duration Government Income Fund and Eaton Vance Short Duration Real Return Fund held an interest of 96.5%, 2.8%, less than 0.5%, and less than 0.5% respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

39

Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

40

Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee totaled $13,198,001 or 0.56% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $423,141,687 and $1,356,251,936, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,227,913,547

Gross unrealized appreciation	$32,270,928
Gross unrealized depreciation	(388,173,770)

Net unrealized depreciation	$(355,902,842)

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Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2016, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Safelite Realty Corp.	9/29/00 – 11/10/00	20,048	$0	$0

Total Restricted Securities			$0	$0

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $5,281,994. The aggregate fair value of assets pledged as collateral by the Portfolio for such a liability was $6,220,000 at April 30, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

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Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$104,040	$(5,281,994)

Total Derivatives subject to master netting or similar agreements	$104,040	$(5,281,994)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$104,040	$—	$—	$—	$104,040

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(5,799)	$—	$—	$—	$(5,799)
Goldman Sachs International	(1,083,827)	—	—	1,083,827	—
HSBC Bank USA, N.A.	(697,502)	—	—	140,000	(557,502)
JPMorgan Chase Bank, N.A.	(624,983)	—	—	590,000	(34,983)
State Street Bank and Trust Company	(2,869,883)	—	—	2,869,883	—

	$(5,281,994)	$—	$—	$4,683,710	$(598,284)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$5,671,379	$(6,974,865)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was approximately $251,644,000.

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Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and direct bank lenders that allows it to borrow up to $2.0 billion ($2.25 billion prior to March 15, 2016) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate or LIBOR and is payable monthly. Under the terms of the Agreement, in effect through March 13, 2017, the Portfolio also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% (50% prior to March 15, 2016) of the total facility size) per annum on the amount of the facility. Program and liquidity fees for the six months ended April 30, 2016 totaled $6,688,910 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 15, 2016, the Portfolio paid an upfront fee of $2,000,000, which is being amortized to interest expense through March 13, 2017. The unamortized balance at April 30, 2016 is $1,741,735 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2016, the Portfolio had borrowings outstanding under the Agreement of $1,100,000,000 at an interest rate of 0.55%. The carrying amount of the borrowings at April 30, 2016 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2016. For the six months ended April 30, 2016, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $1,471,016,484 and 0.47%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Senior Debt Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$5,510,226,375	$21,999,231	$5,532,225,606
Corporate Bonds & Notes	—	239,816,002	72,635	239,888,637
Asset-Backed Securities	—	48,903,062	—	48,903,062
Common Stocks	7,616,873	—	10,656,701	18,273,574
Convertible Preferred Stocks	—	—	412,380	412,380
Warrants	—	—	0	0

Short-Term Investments	—	32,307,446	—	32,307,446

Total Investments	$7,616,873	$5,831,252,885	$33,140,947	$5,872,010,705

Forward Foreign Currency Exchange Contracts	$—	$104,040	$—	$104,040

Total	$7,616,873	$5,831,356,925	$33,140,947	$5,872,114,745

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,281,994)	$—	$(5,281,994)

Total	$—	$(5,281,994)	$—	$(5,281,994)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,405,000 (equal to 0.13% of net assets at April 30, 2016). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

45

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

46

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

47

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

48

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763 4.30.16

Eaton Vance

Floating-Rate Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Floating-Rate Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	45

Officers and Trustees	48

Important Notices	49

Eaton Vance

Floating-Rate Fund

April 30, 2016

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	02/07/2001	02/07/2001	1.87%	–0.27%	2.91%	3.37%
Class A at NAV	05/05/2003	02/07/2001	1.76	–0.35	2.90	3.37
Class A with 2.25% Maximum Sales Charge	—	—	–0.57	–2.54	2.42	3.13
Class B at NAV	02/05/2001	02/05/2001	1.37	–1.03	2.12	2.59
Class B with 5% Maximum Sales Charge	—	—	–3.61	–5.82	1.77	2.59
Class C at NAV	02/01/2001	02/01/2001	1.49	–1.02	2.15	2.61
Class C with 1% Maximum Sales Charge	—	—	0.49	–1.98	2.15	2.61
Class I at NAV	01/30/2001	01/30/2001	1.87	–0.02	3.14	3.62
S&P/LSTA Leveraged Loan Index	—	—	1.58%	–0.21%	3.50%	4.42%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
		1.03%	1.03%	1.78%	1.78%	0.78%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Fund

April 30, 2016

Fund Profile4

Top 10 Issuers (% of total investments)5

Avago Technologies Cayman Ltd.	1.2%

FMG Resources (August 2006) Pty Ltd.	1.1

Valeant Pharmaceuticals International, Inc.	1.1

Infor (US), Inc.	1.0

Berry Plastics Holding Corporation	1.0

Albertsons, LLC	1.0

Ineos US Finance, LLC	1.0

Getty Images, Inc.	1.0

TransDigm, Inc.	0.9

Kronos Incorporated	0.9

Total	10.2%

Top 10 Sectors (% of total investments)5

Electronics/Electrical	10.8%

Health Care	9.3

Business Equipment and Services	7.2

Chemicals and Plastics	5.6

Retailers (Except Food and Drug)	5.0

Oil and Gas	4.1

Food Products	4.0

Financial Intermediaries	3.8

Lodging and Casinos	3.2

Food Service	3.0

Total	56.0%

Credit Quality (% of bonds, loans and asset-backed securities)[6]

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

[6]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,018.70	$5.32	1.06%
Class A	$1,000.00	$1,017.60	$5.32	1.06%
Class B	$1,000.00	$1,013.70	$9.11	1.82%
Class C	$1,000.00	$1,014.90	$9.07	1.81%
Class I	$1,000.00	$1,018.70	$4.07	0.81%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.60	$5.32	1.06%
Class A	$1,000.00	$1,019.60	$5.32	1.06%
Class B	$1,000.00	$1,015.80	$9.12	1.82%
Class C	$1,000.00	$1,015.90	$9.07	1.81%
Class I	$1,000.00	$1,020.80	$4.07	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $7,963,458,277)	$7,501,507,116
Receivable for Fund shares sold	18,911,588
Total assets	$7,520,418,704

Liabilities
Payable for Fund shares redeemed	$20,009,514
Distributions payable	7,843,216
Payable to affiliates:
Administration fee	911,108
Distribution and service fees	875,658
Trustees’ fees	42
Accrued expenses	845,273
Total liabilities	$30,484,811
Net Assets	$7,489,933,893

Sources of Net Assets
Paid-in capital	$8,311,066,747
Accumulated net realized loss from Portfolio	(349,843,014)
Accumulated distributions in excess of net investment income	(9,338,679)
Net unrealized depreciation from Portfolio	(461,951,161)
Total	$7,489,933,893

Advisers Class Shares
Net Assets	$345,937,513
Shares Outstanding	40,007,207
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.65

Class A Shares
Net Assets	$1,074,745,951
Shares Outstanding	120,181,107
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.94
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.15

Class B Shares
Net Assets	$8,750,703
Shares Outstanding	1,013,742
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.63

Class C Shares
Net Assets	$708,033,112
Shares Outstanding	81,988,234
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.64

Class I Shares
Net Assets	$5,352,466,614
Shares Outstanding	618,708,841
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.65

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income allocated from Portfolio	$201,249,235
Expenses allocated from Portfolio	(22,136,482)
Total investment income from Portfolio	$179,112,753

Expenses
Administration fee	$5,751,174
Distribution and service fees
Advisers Class	449,715
Class A	1,469,424
Class B	46,916
Class C	3,618,201
Trustees’ fees and expenses	250
Custodian fee	29,757
Transfer and dividend disbursing agent fees	2,659,993
Legal and accounting services	81,853
Printing and postage	336,457
Registration fees	106,617
Miscellaneous	35,306
Total expenses	$14,585,663

Net investment income	$164,527,090

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(117,179,950)
Foreign currency and forward foreign currency exchange contract transactions	7,746,573
Net realized loss	$(109,433,377)
Change in unrealized appreciation (depreciation) —
Investments	$58,831,225
Foreign currency and forward foreign currency exchange contracts	(7,223,402)
Net change in unrealized appreciation (depreciation)	$51,607,823

Net realized and unrealized loss	$(57,825,554)

Net increase in net assets from operations	$106,701,536

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$164,527,090	$392,296,170
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(109,433,377)	(16,796,489)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	51,607,823	(346,628,763)
Net increase in net assets from operations	$106,701,536	$28,870,918
Distributions to shareholders —
From net investment income
Advisers Class	$(7,529,779)	$(17,720,199)
Class A	(24,614,286)	(56,700,150)
Class B	(161,519)	(397,228)
Class C	(12,457,624)	(25,503,381)
Class I	(119,791,014)	(278,022,558)
Tax return of capital
Advisers Class	—	(696,200)
Class A	—	(2,211,817)
Class B	—	(15,400)
Class C	—	(1,014,271)
Class I	—	(10,939,882)
Total distributions to shareholders	$(164,554,222)	$(393,221,086)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$28,172,648	$85,214,011
Class A	153,175,302	317,045,530
Class B	331,765	228,218
Class C	39,029,405	89,434,783
Class I	971,189,506	2,038,145,464
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	7,465,013	18,253,094
Class A	22,173,370	52,012,515
Class B	150,637	377,682
Class C	9,893,787	20,990,712
Class I	74,669,554	175,618,566
Cost of shares redeemed
Advisers Class	(108,105,518)	(227,304,886)
Class A	(414,428,932)	(874,891,636)
Class B	(1,519,207)	(3,855,614)
Class C	(129,992,409)	(240,982,320)
Class I	(1,807,649,578)	(4,110,531,508)
Net asset value of shares exchanged
Class A	682,170	2,600,002
Class B	(682,170)	(2,600,002)
Net decrease in net assets from Fund share transactions	$(1,155,444,657)	$(2,660,245,389)

Net decrease in net assets	$(1,213,297,343)	$(3,024,595,557)

Net Assets
At beginning of period	$8,703,231,236	$11,727,826,793
At end of period	$7,489,933,893	$8,703,231,236

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(9,338,679)	$(9,311,547)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2016

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.670		$9.010	$9.170	$9.090	$8.850	$8.880

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.339	$0.314	$0.339	$0.382	$0.342
Net realized and unrealized gain (loss)	(0.020)		(0.339)	(0.154)	0.081	0.239	(0.018)

Total income from operations	$0.156		$—	$0.160	$0.420	$0.621	$0.324

Less Distributions
From net investment income	$(0.176)		$(0.327)	$(0.320)	$(0.340)	$(0.381)	$(0.341)
Tax return of capital	—		(0.013)	—	—	—	(0.013)

Total distributions	$(0.176)		$(0.340)	$(0.320)	$(0.340)	$(0.381)	$(0.354)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$8.650		$8.670	$9.010	$9.170	$9.090	$8.850

Total Return(4)	1.87	%(5)	(0.03)%	1.76%	4.69%	7.16%	3.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$345,938		$421,431	$562,524	$671,736	$519,542	$492,206
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.06	%(8)	1.03%	0.99%	0.99%	1.02%	1.01%
Net investment income	4.19	%(8)	3.81%	3.44%	3.70%	4.26%	3.82%
Portfolio Turnover of the Portfolio	7	%(5)	19%	34%	32%	42%	56%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2016

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.970		$9.310	$9.480	$9.410	$9.160	$9.180

Income (Loss) From Operations
Net investment income(1)	$0.182		$0.351	$0.324	$0.348	$0.395	$0.355
Net realized and unrealized gain (loss)	(0.030)		(0.339)	(0.163)	0.074	0.248	(0.010)

Total income from operations	$0.152		$0.012	$0.161	$0.422	$0.643	$0.345

Less Distributions
From net investment income	$(0.182)		$(0.338)	$(0.331)	$(0.352)	$(0.393)	$(0.352)
Tax return of capital	—		(0.014)	—	—	—	(0.013)

Total distributions	$(0.182)		$(0.352)	$(0.331)	$(0.352)	$(0.393)	$(0.365)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$8.940		$8.970	$9.310	$9.480	$9.410	$9.160

Total Return(4)	1.76	%(5)	0.10%	1.70%	4.55%	7.17%	3.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,074,746		$1,323,646	$1,881,548	$2,674,354	$1,620,675	$1,450,518
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.06	%(8)	1.03%	0.99%	0.99%	1.02%	1.01%
Net investment income	4.19	%(8)	3.81%	3.43%	3.68%	4.26%	3.83%
Portfolio Turnover of the Portfolio	7	%(5)	19%	34%	32%	42%	56%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.660		$8.990	$9.150	$9.080	$8.840	$8.860

Income (Loss) From Operations
Net investment income(1)	$0.144		$0.272	$0.245	$0.273	$0.312	$0.275
Net realized and unrealized gain (loss)	(0.030)		(0.330)	(0.154)	0.069	0.241	(0.007)

Total income (loss) from operations	$0.114		$(0.058)	$0.091	$0.342	$0.553	$0.268

Less Distributions
From net investment income	$(0.144)		$(0.261)	$(0.251)	$(0.272)	$(0.313)	$(0.277)
Tax return of capital	—		(0.011)	—	—	—	(0.011)

Total distributions	$(0.144)		$(0.272)	$(0.251)	$(0.272)	$(0.313)	$(0.288)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$8.630		$8.660	$8.990	$9.150	$9.080	$8.840

Total Return(4)	1.37	%(5)	(0.67)%	0.99%	3.80%	6.36%	3.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,751		$10,544	$16,859	$23,143	$25,325	$41,084
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.82	%(8)	1.78%	1.74%	1.74%	1.77%	1.76%
Net investment income	3.45	%(8)	3.05%	2.69%	2.98%	3.49%	3.08%
Portfolio Turnover of the Portfolio	7	%(5)	19%	34%	32%	42%	56%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.660		$9.000	$9.160	$9.080	$8.840	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.144		$0.272	$0.245	$0.269	$0.314	$0.276
Net realized and unrealized gain (loss)	(0.020)		(0.339)	(0.154)	0.083	0.239	(0.018)

Total income (loss) from operations	$0.124		$(0.067)	$0.091	$0.352	$0.553	$0.258

Less Distributions
From net investment income	$(0.144)		$(0.262)	$(0.251)	$(0.272)	$(0.313)	$(0.277)
Tax return of capital	—		(0.011)	—	—	—	(0.011)

Total distributions	$(0.144)		$(0.273)	$(0.251)	$(0.272)	$(0.313)	$(0.288)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$8.640		$8.660	$9.000	$9.160	$9.080	$8.840

Total Return(4)	1.49	%(5)	(0.67)%	0.88%	3.92%	6.36%	2.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$708,033		$793,845	$956,256	$1,065,313	$789,512	$782,241
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.81	%(8)	1.78%	1.74%	1.74%	1.77%	1.76%
Net investment income	3.45	%(8)	3.06%	2.69%	2.94%	3.51%	3.08%
Portfolio Turnover of the Portfolio	7	%(5)	19%	34%	32%	42%	56%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.680		$9.010	$9.170	$9.100	$8.860	$8.880

Income (Loss) From Operations
Net investment income(1)	$0.186		$0.362	$0.336	$0.359	$0.403	$0.366
Net realized and unrealized gain (loss)	(0.030)		(0.330)	(0.153)	0.075	0.240	(0.011)

Total income from operations	$0.156		$0.032	$0.183	$0.434	$0.643	$0.355

Less Distributions
From net investment income	$(0.186)		$(0.348)	$(0.343)	$(0.364)	$(0.403)	$(0.361)
Tax return of capital	—		(0.014)	—	—	—	(0.014)

Total distributions	$(0.186)		$(0.362)	$(0.343)	$(0.364)	$(0.403)	$(0.375)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$8.650		$8.680	$9.010	$9.170	$9.100	$8.860

Total Return(4)	1.87	%(5)	0.33%	2.01%	4.84%	7.41%	4.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,352,467		$6,153,765	$8,310,640	$9,760,086	$4,876,648	$5,108,712
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.81	%(8)	0.78%	0.74%	0.74%	0.77%	0.76%
Net investment income	4.44	%(8)	4.06%	3.68%	3.91%	4.50%	4.09%
Portfolio Turnover of the Portfolio	7	%(5)	19%	34%	32%	42%	56%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (87.9% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discountinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Floating-Rate Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $198,724,711 and deferred capital losses of $29,667,329 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($137,190,915), October 31, 2017 ($32,557,773) and October 31, 2018 ($28,976,023) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2015, $29,667,329 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the administration fee amounted to $5,751,174. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $80,980 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,583 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $449,715 for Advisers Class shares and $1,469,424 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $35,187 and $2,713,651 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $11,729 and $904,550 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin

15

Eaton Vance

Floating-Rate Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $15,000, $8,000 and $43,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $82,084,085 and $1,428,572,202, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	3,343,141	9,561,248
Issued to shareholders electing to receive payments of distributions in Fund shares	885,337	2,050,918
Redemptions	(12,805,520)	(25,486,114)

Net decrease	(8,577,042)	(13,873,948)

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	17,589,858	34,393,557
Issued to shareholders electing to receive payments of distributions in Fund shares	2,543,895	5,649,277
Redemptions	(47,578,491)	(94,776,112)
Exchange from Class B shares	76,857	281,356

Net decrease	(27,367,881)	(54,451,922)

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	39,357	25,797
Issued to shareholders electing to receive payments of distributions in Fund shares	17,897	42,479
Redemptions	(181,846)	(433,731)
Exchange to Class A shares	(79,333)	(292,054)

Net decrease	(203,925)	(657,509)

16

Eaton Vance

Floating-Rate Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	4,629,285	10,042,883
Issued to shareholders electing to receive payments of distributions in Fund shares	1,174,939	2,362,080
Redemptions	(15,450,154)	(27,078,054)

Net decrease	(9,645,930)	(14,673,091)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	115,068,397	228,361,305
Issued to shareholders electing to receive payments of distributions in Fund shares	8,849,977	19,723,694
Redemptions	(214,308,407)	(461,261,388)

Net decrease	(90,390,033)	(213,176,389)

17

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 90.5%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.7%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	$4,968,017
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,269	5,814,812
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		55,462	50,193,072
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		45,913	45,930,769
Term Loan, 3.75%, Maturing June 4, 2021		34,289	34,185,662

			$141,092,332

Automotive — 2.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 6.00%, Maturing April 27, 2020		11,671	$11,649,040
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		12,239	12,239,015
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,823	19,451,297
FCA US, LLC
Term Loan, 3.25%, Maturing December 31, 2018		8,328	8,334,880
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		55,108	52,766,219
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		24,326	24,409,131
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		5,968	5,833,231
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		30,213	30,083,112
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		1,650	1,663,406
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	7,985	9,089,753
Term Loan, 4.50%, Maturing June 30, 2022		15,025	15,024,500
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		16,140	16,139,881

			$206,683,465

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,609	$10,447,875
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,535,000

			$12,982,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	4,126	$4,094,791
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	9,923	9,427,087

		$13,521,878

Building and Development — 1.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	14,231	$14,275,445
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	12,944	12,895,709
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,752	15,693,288
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	9,925	9,933,267
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	29,356	28,218,227
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	2,456	2,467,184
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	12,725	12,674,157
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	6,628	6,626,972
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,547	1,549,303
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	17,276	17,120,628
Realogy Corporation
Term Loan, 4.88%, Maturing October 10, 2016	273	270,822
Term Loan, 3.75%, Maturing March 5, 2020	18,745	18,776,802
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	7,717	7,725,523
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,227	6,161,131

		$154,388,458

Business Equipment and Services — 7.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	18,802	$18,625,793
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	7,637	7,662,880
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	12,380	10,801,223

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 7, 2020		2,091	$1,913,148
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,302	16,664,146
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,191	17,067,215
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		12,218	11,737,033
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019		17,812	17,599,543
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		3,523	3,492,545
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		36,230	25,723,366
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(3)(4)		9,764	5,340,684
Term Loan, 5.50%, Maturing July 2, 2020(3)		5,464	3,085,984
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		9,885	529,825
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		61,076	58,862,120
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		14,945	14,935,835
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		11,908	11,917,475
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,016	1,985,012
Term Loan, 4.00%, Maturing November 6, 2020		13,031	12,830,469
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,339	8,754,807
Global Payments, Inc.
Term Loan, 3.94%, Maturing April 22, 2023		7,075	7,153,122
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,299	23,226,034
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,396	37,481,944
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		7,162	7,177,766
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		8,913	8,890,449
Term Loan, 4.50%, Maturing June 10, 2021	EUR	15,355	17,657,075
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		21,968	22,033,404
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		47,454	47,507,652
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,485	31,056,684

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		13,820	$12,865,984
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		6,736	6,466,663
Term Loan, 4.50%, Maturing April 11, 2022		5,370	5,003,264
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,641	8,597,493
Prime Security Services Borrower, LLC
Term Loan, Maturing April 7, 2022(2)		11,800	11,856,640
RCS Capital Corporation
DIP Loan, 8.00%, Maturing August 8, 2016		8,375	8,401,172
Term Loan, 0.00%, Maturing April 29, 2019(5)		35,601	24,297,385
Term Loan - Second Lien, 0.00%, Maturing April 29, 2021(3)(5)		1,500	224,250
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		12,150	11,952,562
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		31,522	31,679,217
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		6,745	6,674,843
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,734	18,798,407
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		277	274,865
Term Loan, 4.25%, Maturing May 14, 2022		1,579	1,569,498

			$600,375,476

Cable and Satellite Television — 1.2%
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		25,750	$25,907,719
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	5,199	5,975,297
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		8,925	8,995,659
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		34,565	34,549,185
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	12,425,325
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,658,588
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	4,126,870
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,469,706

			$102,108,349

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 5.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,594	$6,585,406
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,293	7,206,045
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,421	3,416,866
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,914	3,855,003
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		54,425	54,428,766
Chemours Company (The)
Revolving Loan, 0.71%, Maturing May 12, 2020(4)		3,750	3,421,500
Term Loan, 3.75%, Maturing May 12, 2022		12,835	12,546,568
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 1, 2021		6,320	6,169,900
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,337	5,303,190
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,812	2,769,936
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		17,011	16,656,617
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,344	7,319,834
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		29,625	29,624,822
Term Loan, 4.25%, Maturing April 1, 2023		5,625	5,667,187
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,593	6,347,173
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,166	18,260,059
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,893	49,932,661
Term Loan, 4.25%, Maturing March 31, 2022		9,009	8,987,233
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		16,150	15,567,922
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,110	7,602,656
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		6,194	6,091,775
Term Loan, 5.50%, Maturing June 7, 2020		8,048	7,913,754
Term Loan, 5.50%, Maturing June 7, 2020		30,615	30,109,888
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		18,924	18,936,104
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,186	8,217,047

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,875	$5,549,722
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		4,498	4,475,692
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,789	18,803,104
Term Loan, Maturing October 14, 2022(2)		12,675	12,767,426
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		7,281	7,289,861
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,635	2,613,549
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		971	971,319
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,504	5,485,795
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		7,011	6,940,672
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,169	4,163,289
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,368	31,422,205
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		10,199	10,088,267
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		4,317	4,333,565

			$457,842,378

Clothing / Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		12,858	$12,671,514

			$12,671,514

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.01%, Maturing October 6, 2021	GBP	276	$403,486
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,421	27,071,268
Samsonite International S.A.
Term Loan, Maturing April 13, 2023(2)		2,000	2,018,750

			$29,493,504

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		36,963	$36,986,394
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,585,307
Term Loan, 4.00%, Maturing October 1, 2022		12,090	12,141,693
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,168	32,238,196
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		22,202	22,298,674
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,334,723
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	18,775	21,659,021

			$166,244,008

Cosmetics / Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		18,905	$18,373,297
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,031	4,039,630
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		42,374	41,539,584

			$63,952,511

Drugs — 1.9%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019		19,525	$19,500,458
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,411	20,271,109
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		33,142	33,086,690
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		2,953	2,881,640
Valeant Pharmaceuticals International, Inc.
Term Loan, Maturing October 20, 2018(2)		24,675	24,088,969
Term Loan, 4.75%, Maturing December 11, 2019		25,502	24,895,939
Term Loan, 4.75%, Maturing August 5, 2020		1,917	1,867,892
Term Loan, 5.00%, Maturing April 1, 2022		40,039	39,288,312

			$165,881,009

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		14,523	$14,495,787
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		16,255	15,849,037

			$30,344,824

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 10.7%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,344	$18,354,738
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023		99,925	100,167,918
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,552	13,111,848
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022		11,766	11,800,196
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		11,531	8,341,114
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		69,450	69,480,626
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,615	3,615,429
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		6,378	6,375,764
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,448	12,539,809
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,676,483
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		59,155	59,317,238
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		11,506	11,510,941
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,463	7,306,815
Term Loan, 3.75%, Maturing June 3, 2020		76,877	75,270,423
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,750	5,412,122
Informatica Corporation
Term Loan, 4.25%, Maturing August 5, 2022		28,382	28,048,286
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,400	7,104,240
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,727	9,726,750
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		20,340	20,314,575
Term Loan, 5.25%, Maturing November 19, 2021		22,306	22,311,641
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		55,466	55,691,711
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		19,020	19,019,644
Micron Technology, Inc.
Term Loan, 6.44%, Maturing April 26, 2022		4,625	4,656,797
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023		2,483	2,503,754

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	24,826	$24,825,617
Term Loan, 3.75%, Maturing December 7, 2020	18,055	18,139,391
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023	11,700	11,777,513
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	5,190	5,186,937
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	15,844	15,586,602
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,345,250
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	9,972	9,950,980
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,250	2,242,501
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	52,923	50,210,959
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,690	37,566,847
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,466	8,532,503
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	22,237	22,338,652
Term Loan, 4.02%, Maturing July 8, 2022	3,168	3,182,625
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	12,846	12,557,365
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,431	14,106,240
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	13,140	13,186,270
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	14,824	14,872,079
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	19,738	19,651,985
Western Digital Corporation
Term Loan, Maturing April 29, 2023(2)	13,200	13,010,250
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	26,637	26,865,419

		$909,794,847

Financial Intermediaries — 3.8%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,712	$12,330,742
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	5,983,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		26,481	$26,497,459
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		13,521	13,461,818
First Data Corporation
Term Loan, 3.94%, Maturing September 24, 2018		41,428	41,497,470
Term Loan, 4.19%, Maturing July 8, 2022		6,650	6,655,938
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		24,662	24,353,389
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		44,387	44,489,053
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		13,063	12,932,276
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		7,924	8,009,441
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		6,866	6,874,588
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		2,278	2,278,266
Term Loan, 6.25%, Maturing September 4, 2018		8,318	8,317,512
Term Loan, 6.25%, Maturing September 4, 2018		12,699	12,699,375
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		9,099	8,962,845
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		6,838	6,777,905
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		22,355	22,214,888
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		11,747	11,776,187
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		50,193	44,138,835

			$320,250,987

Food Products — 3.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		53,177	$53,296,175
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		5,393	5,423,202
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	1,886	2,177,658
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		5,788	5,816,578
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,351	21,736,680

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		14,213	$14,213,079
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		9,814	9,678,784
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		32,722	32,742,293
Term Loan, 3.75%, Maturing September 18, 2020		27,349	27,417,122
Term Loan, 4.00%, Maturing October 30, 2022		8,279	8,272,353
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		10,958	11,023,774
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	11,885	10,504,115
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,589	2,150,647
NBTY, Inc.
Term Loan, 3.75%, Maturing October 1, 2017		76,127	76,232,031
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		26,116	26,213,584

			$306,898,075

Food Service — 3.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		52,546	$52,693,772
Aramark Services, Inc.
Term Loan, 3.94%, Maturing July 26, 2016		42	40,764
Term Loan, 4.13%, Maturing July 26, 2016		11	10,496
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,603	9,236,612
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		27,571	27,631,074
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		10,855	10,961,681
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,349	6,316,830
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		8,917	8,527,036
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,012	4,011,563
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		70,235	70,234,676
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		87,227	64,511,968

			$254,176,472

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 2.2%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	40,278	$40,389,424
Term Loan, 5.13%, Maturing August 25, 2019	33,820	33,895,486
Term Loan, 5.50%, Maturing August 25, 2021	11,583	11,638,506
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	7,951	7,918,231
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,755,253
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,418	51,950,305

		$189,547,205

Health Care — 8.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,209	$3,241,469
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	4,268	4,277,754
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	15,325	15,382,634
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	15,597	15,539,427
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	23,891	22,875,803
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	10,922	10,874,514
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	6,368	6,399,840
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	9,302	9,301,566
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	17,868	16,751,487
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	177	176,968
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	24,661	24,672,079
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	21,612	21,319,127
Term Loan, 4.00%, Maturing January 27, 2021	32,206	31,775,325
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	3,896	3,885,824
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	8,622	8,659,981
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	15,957	15,079,398

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	16,422	$15,991,002
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	46,597	46,713,017
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	507	507,323
Term Loan, 4.25%, Maturing August 30, 2020	1,664	1,664,818
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	6,284	6,314,691
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	21,976	21,941,873
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	12,469	12,125,859
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	15,283,718
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,130,318
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	49,508	49,507,731
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,308	23,249,463
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	53,275	53,321,454
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing August 13, 2022	13,831	13,761,347
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	8,391	8,349,468
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	10,531	6,871,495
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	7,656	4,995,540
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,445	5,439,696
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	4,963	4,891,040
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	14,386	11,221,045
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	33,394	32,225,078
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	23,902	20,914,217
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	16,075	15,286,224
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	22,644	22,771,328

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Radnet Management, Inc.
Term Loan, 4.29%, Maturing October 10, 2018		26,821	$26,594,495
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		20,696	20,721,425
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		4,303	4,303,375
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		15,920	15,681,112
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		3,345	3,144,006

			$700,135,354

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	$44,198,234

			$44,198,234

Industrial Equipment — 2.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		40,487	$39,753,464
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		5,870	5,761,427
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,221	18,992,622
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,122	38,539,401
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,414	6,908,398
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		19,956	19,881,140
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		12,774	12,805,564
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		12,702	10,924,002
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	11,800	13,356,211
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,107	57,816,189
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		8,678	8,623,678
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,576	4,851,012
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		8,143	7,786,774

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	3,151	$2,993,815
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021	103	100,658

		$249,094,355

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	12,082	$11,999,315
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	4,641	4,664,227
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	10,903	10,889,496
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	16,145	16,133,361
Term Loan, 5.00%, Maturing August 4, 2022	42,363	42,129,598
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	19,275	18,618,455
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	5,132	3,708,112
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	2,868,410
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	43,643	43,316,000
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	53,879	53,289,426

		$207,616,400

Leisure Goods / Activities / Movies — 2.9%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	18,482	$18,519,662
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	43,583	43,614,078
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	5,398	5,235,939
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	15,523	15,552,328
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,911	3,880,644
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	284	282,863
Term Loan, 5.50%, Maturing May 8, 2021	2,198	2,192,184
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	34,478	34,664,888

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		16,026	$15,966,289
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		13,084	13,198,863
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		19,882	19,708,504
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		17,661	17,267,866
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		6,478	2,591,003
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		30,442	26,788,529
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		5,161	4,992,936
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		25,788	25,634,455

			$250,091,031

Lodging and Casinos — 2.7%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		4,367	$4,386,914
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		44,746	42,988,953
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		5,828	5,798,362
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,204	3,212,739
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(5)		1,787	1,677,881
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,241	9,278,086
Gala Group Finance PLC
Term Loan, 5.01%, Maturing May 27, 2018	GBP	27,338	39,997,999
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		2,915	2,922,868
Term Loan, 5.50%, Maturing November 21, 2019		6,801	6,820,025
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		43,555	43,728,774
MGM Growth Properties, LLC
Term Loan, 4.00%, Maturing April 25, 2023		20,350	20,502,625
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		2,829	2,786,199

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	43,989	$43,439,007
Term Loan, 6.00%, Maturing October 1, 2021	5	4,534

		$227,544,966

Nonferrous Metals / Minerals — 1.6%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017	2,975	$2,826,250
Term Loan, 3.50%, Maturing May 22, 2020	19,719	7,517,878
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(4)	9,320	9,104,833
Term Loan, 7.50%, Maturing May 16, 2018	40,018	16,732,727
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	8,118	8,118,000
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	38,807	25,030,548
Foresight Energy, LLC
Term Loan, 7.50%, Maturing August 19, 2020	2,000	1,760,000
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	3,765	2,984,129
Term Loan, 7.50%, Maturing April 16, 2020	21,774	14,806,524
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	2,436	852,759
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	24,864	24,774,047
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	8,146	8,059,265
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	12,119,625
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	2,000	817,400
Walter Energy, Inc.
Term Loan, 0.00%, Maturing April 2, 2018(5)	30,442	4,058,904

		$139,562,889

Oil and Gas — 3.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	51,567	$26,557,183
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020(3)	31,934	21,549,297
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	10,963	10,999,332

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CITGO Petroleum Corporation
Revolving Loan, 1.18%, Maturing July 23, 2019(4)	12,500	$11,270,000
Term Loan, 4.50%, Maturing July 29, 2021	16,006	15,866,195
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	19,745	17,647,197
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	30,465	18,050,257
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	21,900	20,686,368
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	13,616,337
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	23,726	6,495,022
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	6,631	3,381,694
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	70,761	63,095,560
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	23,179	5,968,631
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	18,250	288,952
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	67,374	33,139,829
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	962	505,115
Term Loan, 4.25%, Maturing December 16, 2020	2,580	1,354,394
Term Loan, 4.25%, Maturing December 16, 2020	18,545	9,736,326
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,219	1,705,954
Term Loan, 4.25%, Maturing October 1, 2019	5,270	2,792,957
Term Loan, 4.25%, Maturing October 1, 2019	39,769	21,077,614
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,899	6,510,505
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,132	1,121,010
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	23,722	21,646,622

		$335,062,351

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing — 2.5%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	197	$157,256
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,880	23,930,125
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	109,840	83,020,505
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	43,129	40,110,105
McGraw-Hill Global Education Holdings, LLC
Term Loan, 6.25%, Maturing March 22, 2019	13,590	13,611,369
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,711	7,055,538
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	2,701	2,700,790
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	11,173	11,130,914
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	8,739	8,564,408
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	21,567	21,108,492

		$211,389,502

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	6,954	$6,634,871
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,723	5,770,251
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	3,497	3,512,069
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	26,050	26,191,868
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	74,871	51,739,185
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	5,833	5,835,646
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	15,712	15,606,883
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	4,518	4,529,003
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	8,055	7,860,335

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
iHeartCommunications, Inc.
Term Loan, 7.19%, Maturing January 30, 2019		33,740	$25,257,390
Term Loan, 7.94%, Maturing July 30, 2019		5,384	4,015,977
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		18,426	18,444,361
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		10,929	10,942,686
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,394	12,409,179
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,570	5,500,641
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,782	3,785,942
Term Loan, 4.00%, Maturing March 1, 2020		4,058	4,060,668

			$212,096,955

Retailers (Except Food and Drug) — 4.8%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		11,343	$7,330,486
B&M Retail Limited
Term Loan, 3.26%, Maturing May 21, 2019	GBP	6,850	9,871,262
Term Loan, 3.76%, Maturing April 28, 2020	GBP	5,450	7,877,954
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		22,468	22,485,550
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,097	21,687,551
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		20,651	20,743,107
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,554	20,993,408
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		4,880	4,914,118
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		43,857	35,101,606
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		16,538	16,382,976
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		9,619	9,450,422
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		29,469	29,546,081
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		24,243	23,142,948
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		21,441	21,408,894

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		35,554	$35,483,550
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,241	9,140,093
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,702	9,071,545
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		12,208	12,283,852
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		6,418	6,321,431
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		38,527	37,877,119
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		33,468	30,790,920
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	6,825	7,916,560
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	10,186	7,746,124
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		3,529	3,193,631

			$410,761,188

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		100,661	$95,262,700
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		20,888	20,875,262
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		8,081	8,040,166

			$124,178,128

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018		13,338	$13,353,838
Term Loan, 3.75%, Maturing March 11, 2018		21,650	21,352,313
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)		584	583,684
Term Loan, 4.00%, Maturing July 31, 2022		1,421	1,419,941
Term Loan, 4.00%, Maturing July 31, 2022		4,366	4,362,132
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		35,777	30,455,516

			$71,527,424

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications — 2.7%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	81,259	$76,403,400
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	22,151	20,545,284
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	4,310	4,325,128
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	9,839	7,969,396
Term Loan, 4.00%, Maturing April 23, 2019	30,908	25,035,640
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	46,387	46,425,501
Ziggo B.V
Term Loan, 3.60%, Maturing January 15, 2022	18,106	18,068,281
Term Loan, 3.65%, Maturing January 15, 2022	11,009	10,986,143
Term Loan, 3.65%, Maturing January 15, 2022	17,084	17,048,140

		$226,806,913

Utilities — 2.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	4,213	$4,142,612
Term Loan, 3.25%, Maturing January 31, 2022	10	9,612
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	1,378	1,379,191
Term Loan, 4.00%, Maturing October 31, 2020	6,598	6,600,190
Term Loan, 3.50%, Maturing May 27, 2022	40,420	40,170,093
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,108	16,996,863
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	4,419	4,418,876
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	6,853	6,865,916
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	7,258	7,176,286
Term Loan, 5.50%, Maturing January 15, 2021	6,100	6,088,562
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,707	1,654,623
Term Loan, 5.00%, Maturing December 19, 2021	38,308	37,135,001
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	2,313	2,197,706
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021	18,345	12,336,819
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,623	3,206,023

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,193	$21,140,227

			$171,518,600

Total Senior Floating-Rate Loans (identified cost $8,276,653,561)			$7,719,834,457

Corporate Bonds & Notes — 4.6%

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,683,125

			$8,683,125

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		8,823	$9,252,597
6.00%, 4/15/21(9)	GBP	11,115	16,943,102

			$26,195,699

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$13,922,313
PQ Corp.
6.75%, 11/15/22(9)(10)		4,000	4,130,000

			$18,052,313

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,335,625

			$46,335,625

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(9)		3,000	$2,602,500
9.00%, 11/15/18(9)	CAD	4,500	2,815,414

			$5,417,914

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(9)		13,000	$13,130,000

			$13,130,000

Entertainment — 0.1%
Vougeot Bidco PLC
5.001%, 7/15/20(9)(11)	EUR	10,625	$12,210,567

			$12,210,567

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(9)		2,325	$2,358,892
7.125%, 9/1/18(9)		2,325	2,556,337

			$4,915,229

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)		5,952	$6,260,968

			$6,260,968

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(9)		18,000	$18,135,000
Iceland Bondco PLC
4.838%, 7/15/20(9)(11)	GBP	6,075	7,789,122
6.25%, 7/15/21(9)	GBP	7,000	9,143,882

			$35,068,004

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$15,199,625
5.125%, 8/1/21		7,500	7,559,325
HCA, Inc.
4.75%, 5/1/23		9,766	10,034,565
inVentiv Health, Inc.
9.00%, 1/15/18(9)		15,375	15,913,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		13,800	14,386,500
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,312,500
4.375%, 10/1/21		9,700	9,772,750

			$86,178,390

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 0.0%(12)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)		739	$334,970

			$334,970

Insurance — 0.0%(12)
Galaxy Bidco, Ltd.
5.593%, 11/15/19(9)(11)	GBP	2,500	$3,640,092

			$3,640,092

Lodging and Casinos — 0.5%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		25,250	$22,914,375
9.00%, 2/15/20(5)		6,175	5,603,812
9.00%, 2/15/20(5)		14,975	13,552,375

			$42,070,562

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		7,000	$7,280,000

			$7,280,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,270,000

			$11,270,000

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,004,078
Univision Communications, Inc.
6.75%, 9/15/22(9)		8,140	8,669,100

			$15,673,178

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$12,393,125

			$12,393,125

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.2%
Wind Acquisition Finance SA
4.999%, 4/30/19(9)(11)	EUR	5,775	$6,636,306
6.50%, 4/30/20(9)		7,375	7,448,750

			$14,085,056

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,183,750
7.875%, 1/15/23(9)		15,040	16,130,400
5.875%, 1/15/24(9)		5,000	5,337,500

			$24,651,650

Total Corporate Bonds & Notes (identified cost $405,037,797)			$393,846,467

Asset-Backed Securities — 1.0%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class C1, 3.478%, 4/15/25(9)(11)		$5,600	$5,504,265
Series 2013-14A, Class D, 4.128%, 4/15/25(9)(11)		7,000	6,529,936
Series 2013-14A, Class E, 5.028%, 4/15/25(9)(11)		3,500	2,872,740
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class C1, 3.383%, 10/17/24(9)(11)		3,000	2,872,992
Series 2013-3A, Class D, 4.133%, 10/17/24(9)(11)		3,000	2,732,592
Series 2013-3A, Class E, 5.533%, 10/17/24(9)(11)		3,000	2,509,992
Avery Point II CLO, Ltd.
Series 2013-2A, Class C1, 3.383%, 7/17/25(9)(11)		4,000	3,833,923
Series 2013-2A, Class D, 4.083%, 7/17/25(9)(11)		3,330	2,961,619
Series 2013-2A, Class E, 4.883%, 7/17/25(9)(11)		3,330	2,333,639
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.334%, 4/20/25(9)(11)		7,175	6,978,475
Series 2013-IA, Class D, 4.134%, 4/20/25(9)(11)		5,600	5,180,711
Series 2013-IA, Class E, 5.034%, 4/20/25(9)(11)		3,525	2,850,727
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.728%, 7/15/26(9)(11)		3,500	2,808,438
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class B, 3.278%, 7/15/25(9)(11)		5,000	4,869,012
Series 2013-3A, Class C, 4.028%, 7/15/25(9)(11)		3,000	2,792,106
Series 2013-3A, Class D, 5.228%, 7/15/25(9)(11)		2,400	2,008,656

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.318%, 8/15/25(9)(11)	$3,250	$3,125,463
Series 2013-28A, Class B1L, 3.818%, 8/15/25(9)(11)	1,400	1,255,296
Series 2013-28A, Class B2L, 4.518%, 8/15/25(9)(11)	925	682,262
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.134%, 7/20/26(9)(11)	3,250	3,011,580
Series 2014-12A, Class E, 5.734%, 7/20/26(9)(11)	3,250	2,653,619
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class C, 3.334%, 4/20/25(9)(11)	6,325	6,102,894
Series 2013-8A, Class D, 4.134%, 4/20/25(9)(11)	6,950	6,327,989
Palmer Square CLO, Ltd.
Series 2014-1A, Class D, 6.383%, 10/17/22(9)(11)	2,000	1,785,241
Wind River CLO, Ltd.
Series 2014-2A, Class E, 5.878%, 7/15/26(9)(11)	800	642,570

Total Asset-Backed Securities (identified cost $91,065,534)		$85,226,737

Common Stocks — 0.7%

Security	Shares	Value

Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(13)(14)(15)	2,577	$31,286,060

		$31,286,060

Automotive — 0.0%(12)
Dayco Products, LLC(13)(14)	88,506	$2,964,951

		$2,964,951

Business Equipment and Services — 0.0%
Education Management Corp.(3)(13)(14)	65,471,595	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(13)(14)	421,318	$3,265,215

		$3,265,215

Lodging and Casinos — 0.0%(12)
Affinity Gaming, LLC(13)(14)	206,125	$2,834,222

		$2,834,222

Security	Shares	Value

Oil and Gas — 0.0%(12)
Southcross Holdings Group, LLC(13)(14)	1,281	$448,350
Southcross Holdings L.P., Class A(13)(14)	1,281	448,350

		$896,700

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)(14)	28,605	$13,968,394
MediaNews Group, Inc.(3)(13)(14)	162,730	5,288,723
Nelson Education, Ltd.(3)(13)(14)	32,751	0

		$19,257,117

Total Common Stocks (identified cost $14,543,658)		$60,504,265

Convertible Preferred Stocks — 0.0%(12)

Security	Shares	Value

Business Equipment and Services — 0.0%(12)
Education Management Corp., Series A-1, 7.50%(3)(13)(14)	72,851	$645,460

Total Convertible Preferred Stocks (identified cost $5,141,580)		$645,460

Warrants — 0.0%

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(13)(14)	104,081	$0

Total Warrants (identified cost $38,148)		$0

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(16)	$255,536	$255,535,607

Total Short-Term Investments (identified cost $255,535,607)		$255,535,607

Total Investments — 99.8% (identified cost $9,048,015,885)		$8,515,592,993

Less Unfunded Loan Commitments — (0.4)%		$(34,182,017)

Net Investments — 99.4% (identified cost $9,013,833,868)		$8,481,410,976

Other Assets, Less Liabilities — 0.6%		$54,413,287

Net Assets — 100.0%		$8,535,824,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $304,843,766 or 3.6% of the Portfolio’s net assets.

(10)	When-issued security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(12)	Amount is less than 0.05%.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)	Affiliated company (see Note 9).

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	644,280	CAD	817,000	Goldman Sachs International	5/31/16	$—	$(6,876)
USD	9,804,854	CAD	13,265,291	State Street Bank and Trust Company	5/31/16	—	(767,696)
USD	53,865,938	EUR	48,645,981	State Street Bank and Trust Company	5/31/16	—	(1,880,975)
USD	26,211,349	GBP	18,744,752	JPMorgan Chase Bank, N.A.	5/31/16	—	(1,179,278)
USD	65,678,687	EUR	58,241,328	HSBC Bank USA, N.A.	6/30/16	—	(1,129,426)
USD	21,496,419	GBP	14,967,671	Goldman Sachs International	6/30/16	—	(377,359)
USD	5,785,328	GBP	3,980,000	State Street Bank and Trust Company	6/30/16	—	(31,050)
USD	58,170,702	EUR	51,329,596	Goldman Sachs International	7/29/16	—	(762,061)
USD	58,554,781	GBP	40,257,947	State Street Bank and Trust Company	7/29/16	—	(283,936)

						$—	$(6,418,657)

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $8,758,298,261)	$8,225,875,369
Affiliated investment, at value (identified cost, $255,535,607)	255,535,607
Cash	56,033,069
Restricted cash*	7,420,000
Foreign currency, at value (identified cost, $6,097,840)	6,082,712
Interest receivable	37,519,028
Interest receivable from affiliated investment	104,822
Receivable for investments sold	41,694,450
Prepaid expenses	1,381,254
Total assets	$8,631,646,311

Liabilities
Payable for investments purchased	$80,843,010
Payable for when-issued securities	4,000,000
Payable for open forward foreign currency exchange contracts	6,418,657
Payable to affiliates:
Investment adviser fee	3,486,511
Trustees’ fees	5,667
Accrued expenses	1,068,203
Total liabilities	$95,822,048
Net Assets applicable to investors’ interest in Portfolio	$8,535,824,263

Sources of Net Assets
Investors’ capital	$9,074,480,198
Net unrealized depreciation	(538,655,935)
Total	$8,535,824,263

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$229,091,086
Interest allocated from affiliated investment	413,333
Expenses allocated from affiliated investment	(15,961)
Total investment income	$229,488,458

Expenses
Investment adviser fee	$22,038,507
Trustees’ fees and expenses	34,000
Custodian fee	929,629
Legal and accounting services	677,117
Interest expense and fees	1,325,488
Miscellaneous	216,227
Total expenses	$25,220,968

Net investment income	$204,267,490

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(135,231,480)
Investment transactions allocated from affiliated investment	809
Foreign currency and forward foreign currency exchange contract transactions	8,845,258
Net realized loss	$(126,385,413)
Change in unrealized appreciation (depreciation) —
Investments	$67,394,367
Foreign currency and forward foreign currency exchange contracts	(8,210,759)
Net change in unrealized appreciation (depreciation)	$59,183,608

Net realized and unrealized loss	$(67,201,805)

Net increase in net assets from operations	$137,065,685

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$204,267,490	$494,331,626
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(126,385,413)	(21,019,593)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	59,183,608	(399,899,339)
Net increase in net assets from operations	$137,065,685	$73,412,694
Capital transactions —
Contributions	$123,173,891	$222,760,540
Withdrawals	(1,660,428,957)	(4,261,374,172)
Net decrease in net assets from capital transactions	$(1,537,255,066)	$(4,038,613,632)

Net decrease in net assets	$(1,400,189,381)	$(3,965,200,938)

Net Assets
At beginning of period	$9,936,013,644	$13,901,214,582
At end of period	$8,535,824,263	$9,936,013,644

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.58	%(2)	0.55%	0.52%	0.52%	0.54%	0.54%
Net investment income	4.66	%(2)	4.27%	3.89%	4.14%	4.72%	4.31%
Portfolio Turnover	7	%(3)	19%	34%	32%	42%	56%

Total Return	2.00	%(3)	0.56%	2.23%	5.08%	7.67%	4.30%

Net assets, end of period (000’s omitted)	$8,535,824		$9,936,014	$13,901,215	$16,648,042	$9,432,841	$9,694,334

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 87.9%, 11.8%, 0.2% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

38

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discountinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

39

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $22,038,507 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments of Senior Loans, aggregated $559,673,852 and $1,958,193,464, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,014,118,806

Gross unrealized appreciation	$79,201,292
Gross unrealized depreciation	(611,909,122)

Net unrealized depreciation	$(532,707,830)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

40

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $6,418,657. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,420,000 at April 30, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(6,418,657	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(6,418,657)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

41

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Goldman Sachs International	$(1,146,296)	$—	$—	$1,146,296	$—
HSBC Bank USA, N.A.	(1,129,426)	—	—	340,000	(789,426)
JPMorgan Chase Bank, N.A.	(1,179,278)	—	—	1,080,000	(99,278)
State Street Bank and Trust Company	(2,963,657)	—	—	2,963,657	—

	$(6,418,657)	$—	$—	$5,529,953	$(888,704)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$9,449,463	$(8,434,780)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was approximately $342,456,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $900 million ($1.175 billion prior to March 14, 2016) unsecured line of credit agreement with a group of banks, which is in effect through March 13, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% (0.10% prior to March 14, 2016) on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $620,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2016 is $1,092,668 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2016 were $17,362,637 and 1.75%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

42

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the six months ended April 30, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)

IAP Global Services, LLC	2,577	—	—	2,577	$31,286,060	$—	$—

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,645,541,929	$40,110,511	$7,685,652,440
Corporate Bonds & Notes	—	393,511,497	334,970	393,846,467
Asset-Backed Securities	—	85,226,737	—	85,226,737
Common Stocks	9,961,088	—	50,543,177	60,504,265
Convertible Preferred Stocks	—	—	645,460	645,460
Warrants	—	—	0	0
Short-Term Investments	—	255,535,607	—	255,535,607

Total Investments	$9,961,088	$8,379,815,770	$91,634,118	$8,481,410,976

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(6,418,657)	$—	$(6,418,657)

Total	$—	$(6,418,657)	$—	$(6,418,657)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

43

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented.

At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.12% of net assets at April 30, 2016). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

44

Eaton Vance

Floating-Rate Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

45

Eaton Vance

Floating-Rate Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

46

Eaton Vance

Floating-Rate Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

47

Eaton Vance

Floating-Rate Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.16

Eaton Vance Floating-Rate & High Income Fund Semiannual Report April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Floating-Rate & High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	44

Officers and Trustees	47

Important Notices	48

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ, Michael W. Weilheimer, CFA, Kelley G. Baccei and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	09/07/2000	09/07/2000	1.85%	–0.10%	3.32%	3.81%
Class A at NAV	05/07/2003	09/07/2000	1.87	–0.15	3.31	3.80
Class A with 2.25% Maximum Sales Charge	—	—	–0.43	–2.41	2.84	3.57
Class B at NAV	09/05/2000	09/05/2000	1.47	–0.85	2.54	3.04
Class B with 5% Maximum Sales Charge	—	—	–3.51	–5.63	2.20	3.04
Class C at NAV	09/05/2000	09/05/2000	1.47	–0.97	2.53	3.03
Class C with 1% Maximum Sales Charge	—	—	0.47	–1.93	2.53	3.03
Class I at NAV	09/15/2000	09/15/2000	1.98	0.04	3.55	4.05
S&P/LSTA Leveraged Loan Index	—	—	1.58%	–0.21%	3.50%	4.42%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
		1.07%	1.07%	1.82%	1.82%	0.82%

Fund Profile4

Asset Allocation (% of net assets)

Credit Quality (% of bonds, loans and asset-backed securities)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets. Credit Quality is shown as a percentage of Eaton Vance Floating Rate Portfolio’s bond, loan and asset-backed securities holdings.

[5]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,018.50	$5.42	1.08%
Class A	$1,000.00	$1,018.70	$5.42	1.08%
Class B	$1,000.00	$1,014.70	$9.22	1.84%
Class C	$1,000.00	$1,014.70	$9.17	1.83%
Class I	$1,000.00	$1,019.80	$4.17	0.83%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.50	$5.42	1.08%
Class A	$1,000.00	$1,019.50	$5.42	1.08%
Class B	$1,000.00	$1,015.70	$9.22	1.84%
Class C	$1,000.00	$1,015.80	$9.17	1.83%
Class I	$1,000.00	$1,020.70	$4.17	0.83%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $1,096,996,020)	$1,006,438,266
Investment in High Income Opportunities Portfolio, at value (identified cost, $235,697,875)	229,960,198
Receivable for Fund shares sold	2,068,903
Total assets	$1,238,467,367

Liabilities
Payable for Fund shares redeemed	$3,639,313
Distributions payable	734,311
Payable to affiliates:
Administration fee	149,690
Distribution and service fees	228,342
Trustees’ fees	42
Accrued expenses	331,510
Total liabilities	$5,083,208
Net Assets	$1,233,384,159

Sources of Net Assets
Paid-in capital	$1,470,744,183
Accumulated net realized loss from Portfolios	(139,770,319)
Accumulated distributions in excess of net investment income	(1,294,274)
Net unrealized depreciation from Portfolios	(96,295,431)
Total	$1,233,384,159

Advisers Class Shares
Net Assets	$159,811,328
Shares Outstanding	18,765,926
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.52

Class A Shares
Net Assets	$305,620,829
Shares Outstanding	33,736,411
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.06
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.27

Class B Shares
Net Assets	$2,743,267
Shares Outstanding	322,482
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.51

Class C Shares
Net Assets	$161,088,819
Shares Outstanding	18,953,927
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.50

Class I Shares
Net Assets	$604,119,916
Shares Outstanding	70,899,380
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.52

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income allocated from Portfolios	$34,690,431
Dividends allocated from Portfolios	180,771
Expenses allocated from Portfolios	(3,611,918)
Total investment income from Portfolios	$31,259,284

Expenses
Administration fee	$961,899
Distribution and service fees
Advisers Class	199,398
Class A	389,861
Class B	15,437
Class C	812,209
Trustees’ fees and expenses	250
Custodian fee	32,702
Transfer and dividend disbursing agent fees	520,931
Legal and accounting services	31,271
Printing and postage	106,475
Registration fees	55,561
Miscellaneous	12,453
Total expenses	$3,138,447

Net investment income	$28,120,837

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$(20,027,537)
Swap contracts	92,071
Foreign currency and forward foreign currency exchange contract transactions	1,032,571
Net realized loss	$(18,902,895)
Change in unrealized appreciation (depreciation) —
Investments	$7,502,001
Swap contracts	(98,847)
Foreign currency and forward foreign currency exchange contracts	(953,552)
Net change in unrealized appreciation (depreciation)	$6,449,602

Net realized and unrealized loss	$(12,453,293)

Net increase in net assets from operations	$15,667,544

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$28,120,837	$72,588,943
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(18,902,895)	(7,110,028)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	6,449,602	(63,936,048)
Net increase in net assets from operations	$15,667,544	$1,542,867
Distributions to shareholders —
From net investment income
Advisers Class	$(3,510,575)	$(7,848,161)
Class A	(6,872,560)	(22,087,539)
Class B	(56,524)	(150,997)
Class C	(2,970,655)	(6,017,313)
Class I	(15,000,884)	(35,102,992)
Tax return of capital
Advisers Class	—	(265,387)
Class A	—	(666,231)
Class B	—	(5,087)
Class C	—	(208,269)
Class I	—	(1,203,854)
Total distributions to shareholders	$(28,411,198)	$(73,555,830)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$14,773,013	$32,248,576
Class A	30,594,444	129,527,673
Class B	2,118	52,603
Class C	7,674,366	13,633,505
Class I	93,048,933	259,476,982
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	3,490,795	8,072,634
Class A	6,570,692	22,052,800
Class B	52,853	142,585
Class C	2,366,886	4,883,451
Class I	11,417,815	28,271,911
Cost of shares redeemed
Advisers Class	(30,765,286)	(100,504,394)
Class A	(72,975,713)	(744,612,607)
Class B	(748,295)	(1,041,705)
Class C	(23,477,585)	(39,287,933)
Class I	(242,433,186)	(465,178,195)
Net asset value of shares exchanged
Class A	136,281	1,176,160
Class B	(136,281)	(1,176,160)
Net decrease in net assets from Fund share transactions	$(200,408,150)	$(852,262,114)

Net decrease in net assets	$(213,151,804)	$(924,275,077)

Net Assets
At beginning of period	$1,446,535,963	$2,370,811,040
At end of period	$1,233,384,159	$1,446,535,963

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,294,274)	$(1,003,913)

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.550		$8.890	$9.030	$8.920	$8.650	$8.700

Income (Loss) From Operations
Net investment income(1)	$0.180		$0.351	$0.325	$0.354	$0.405	$0.384
Net realized and unrealized gain (loss)	(0.028)		(0.335)	(0.120)	0.116	0.272	(0.034)

Total income from operations	$0.152		$0.016	$0.205	$0.470	$0.677	$0.350

Less Distributions
From net investment income	$(0.182)		$(0.344)	$(0.344)	$(0.360)	$(0.407)	$(0.384)
Tax return of capital	—		(0.012)	(0.001)	—	—	(0.016)

Total distributions	$(0.182)		$(0.356)	$(0.345)	$(0.360)	$(0.407)	$(0.400)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$8.520		$8.550	$8.890	$9.030	$8.920	$8.650

Total Return(4)	1.85	%(5)	0.15%	2.29%	5.36%	8.01%	4.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$159,811		$173,352	$241,333	$310,392	$201,735	$187,220
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.08	%(8)	1.07%	1.10%	1.07%	1.07%	1.09%
Net investment income	4.36	%(8)	4.00%	3.60%	3.93%	4.62%	4.38%
Portfolio Turnover of the Fund(9)	2	%(5)	5%	8%	2%	15%	20%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.090		$9.460	$9.610	$9.490	$9.200	$9.260

Income (Loss) From Operations
Net investment income(1)	$0.192		$0.379	$0.346	$0.368	$0.432	$0.405
Net realized and unrealized gain (loss)	(0.029)		(0.368)	(0.130)	0.135	0.291	(0.041)

Total income from operations	$0.163		$0.011	$0.216	$0.503	$0.723	$0.364

Less Distributions
From net investment income	$(0.193)		$(0.368)	$(0.365)	$(0.383)	$(0.433)	$(0.407)
Tax return of capital	—		(0.013)	(0.001)	—	—	(0.017)

Total distributions	$(0.193)		$(0.381)	$(0.366)	$(0.383)	$(0.433)	$(0.424)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$9.060		$9.090	$9.460	$9.610	$9.490	$9.200

Total Return(4)	1.87	%(5)	0.10%	2.27%	5.38%	8.04%	3.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$305,621		$343,734	$958,981	$1,181,582	$386,870	$478,213
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.08	%(8)	1.07%	1.10%	1.07%	1.07%	1.10%
Net investment income	4.37	%(8)	4.06%	3.61%	3.84%	4.63%	4.36%
Portfolio Turnover of the Fund(9)	2	%(5)	5%	8%	2%	15%	20%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.540		$8.880	$9.020	$8.910	$8.640	$8.690

Income (Loss) From Operations
Net investment income(1)	$0.149		$0.285	$0.258	$0.293	$0.337	$0.319
Net realized and unrealized gain (loss)	(0.028)		(0.335)	(0.121)	0.109	0.272	(0.033)

Total income (loss) from operations	$0.121		$(0.050)	$0.137	$0.402	$0.609	$0.286

Less Distributions
From net investment income	$(0.151)		$(0.280)	$(0.276)	$(0.292)	$(0.339)	$(0.322)
Tax return of capital	—		(0.010)	(0.001)	—	—	(0.014)

Total distributions	$(0.151)		$(0.290)	$(0.277)	$(0.292)	$(0.339)	$(0.336)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$8.510		$8.540	$8.880	$9.020	$8.910	$8.640

Total Return(4)	1.47	%(5)	(0.59)%	1.52%	4.57%	7.18%	3.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,743		$3,612	$5,802	$7,949	$11,026	$18,615
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.84	%(8)	1.82%	1.85%	1.82%	1.83%	1.84%
Net investment income	3.62	%(8)	3.25%	2.86%	3.26%	3.85%	3.64%
Portfolio Turnover of the Fund(9)	2	%(5)	5%	8%	2%	15%	20%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.530		$8.880	$9.010	$8.900	$8.630	$8.690

Income (Loss) From Operations
Net investment income(1)	$0.149		$0.285	$0.257	$0.289	$0.338	$0.317
Net realized and unrealized gain (loss)	(0.028)		(0.346)	(0.110)	0.113	0.273	(0.041)

Total income (loss) from operations	$0.121		$(0.061)	$0.147	$0.402	$0.611	$0.276

Less Distributions
From net investment income	$(0.151)		$(0.279)	$(0.276)	$(0.292)	$(0.341)	$(0.322)
Tax return of capital	—		(0.010)	(0.001)	—	—	(0.014)

Total distributions	$(0.151)		$(0.289)	$(0.277)	$(0.292)	$(0.341)	$(0.336)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$8.500		$8.530	$8.880	$9.010	$8.900	$8.630

Total Return(4)	1.47	%(5)	(0.60)%	1.52%	4.58%	7.21%	3.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$161,089		$175,558	$203,671	$224,682	$205,425	$211,581
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.83	%(8)	1.82%	1.85%	1.82%	1.82%	1.84%
Net investment income	3.61	%(8)	3.25%	2.86%	3.22%	3.87%	3.63%
Portfolio Turnover of the Fund(9)	2	%(5)	5%	8%	2%	15%	20%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.550		$8.900	$9.040	$8.930	$8.660	$8.710

Income (Loss) From Operations
Net investment income(1)	$0.190		$0.373	$0.348	$0.373	$0.427	$0.404
Net realized and unrealized gain (loss)	(0.028)		(0.345)	(0.120)	0.120	0.273	(0.033)

Total income from operations	$0.162		$0.028	$0.228	$0.493	$0.700	$0.371

Less Distributions
From net investment income	$(0.192)		$(0.365)	$(0.367)	$(0.383)	$(0.430)	$(0.404)
Tax return of capital	—		(0.013)	(0.001)	—	—	(0.017)

Total distributions	$(0.192)		$(0.378)	$(0.368)	$(0.383)	$(0.430)	$(0.421)

Redemption fees(1)(2)	$—		$—	$—	$—	$—	$0.000 (3)

Net asset value — End of period	$8.520		$8.550	$8.900	$9.040	$8.930	$8.660

Total Return(4)	1.98	%(5)	0.29%	2.54%	5.62%	8.28%	4.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$604,120		$750,280	$961,024	$784,225	$328,045	$234,483
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.83	%(8)	0.82%	0.85%	0.82%	0.82%	0.84%
Net investment income	4.61	%(8)	4.25%	3.86%	4.14%	4.87%	4.61%
Portfolio Turnover of the Fund(9)	2	%(5)	5%	8%	2%	15%	20%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2016 were as follows: Eaton Vance Floating Rate Portfolio (11.8%) and High Income Opportunities Portfolio (13.5%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

Additional valuation policies for High Income Opportunities Portfolio (the Portfolio) are as follows:

Derivatives. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

13

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $93,696,783 and deferred capital losses of $9,306,026 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($53,148,653), October 31, 2017 ($19,014,413), October 31, 2018 ($16,335,693) and October 31, 2019 ($5,198,024) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2015, $9,306,026 are long-term.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the administration fee amounted to $961,899. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements. For the six months ended April 30, 2016, the Fund’s allocated portion of advisor fees paid by the Portfolios amounted to $3,179,956 or 0.50% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $9,273 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $2,274 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $199,398 for Advisers Class shares and $389,861 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $11,578 and $609,157 for Class B and Class C shares, respectively.

14

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $3,859 and $203,052 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $4,000 and $5,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	$28,684,229	$201,843,240
High Income Opportunities Portfolio	2,881,262	65,282,020

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,779,835	3,668,106
Issued to shareholders electing to receive payments of distributions in Fund shares	420,515	920,134
Redemptions	(3,710,654)	(11,447,964)

Net decrease	(1,510,304)	(6,859,724)

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	3,468,117	13,834,699
Issued to shareholders electing to receive payments of distributions in Fund shares	744,087	2,361,415
Redemptions	(8,286,325)	(79,899,696)
Exchange from Class B shares	15,483	125,508

Net decrease	(4,058,638)	(63,578,074)

15

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	254	6,094
Issued to shareholders electing to receive payments of distributions in Fund shares	6,375	16,264
Redemptions	(90,623)	(118,973)
Exchange to Class A shares	(16,475)	(133,637)

Net decrease	(100,469)	(230,252)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	925,955	1,551,761
Issued to shareholders electing to receive payments of distributions in Fund shares	285,667	558,094
Redemptions	(2,833,093)	(4,483,087)

Net decrease	(1,621,471)	(2,373,232)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	11,173,669	29,461,235
Issued to shareholders electing to receive payments of distributions in Fund shares	1,375,067	3,221,805
Redemptions	(29,355,644)	(52,976,023)

Net decrease	(16,806,908)	(20,292,983)

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016 and October 31, 2015, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

16

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 90.5%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.7%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	$4,968,017
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,269	5,814,812
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		55,462	50,193,072
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		45,913	45,930,769
Term Loan, 3.75%, Maturing June 4, 2021		34,289	34,185,662

			$141,092,332

Automotive — 2.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 6.00%, Maturing April 27, 2020		11,671	$11,649,040
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		12,239	12,239,015
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,823	19,451,297
FCA US, LLC
Term Loan, 3.25%, Maturing December 31, 2018		8,328	8,334,880
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		55,108	52,766,219
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		24,326	24,409,131
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		5,968	5,833,231
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		30,213	30,083,112
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		1,650	1,663,406
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	7,985	9,089,753
Term Loan, 4.50%, Maturing June 30, 2022		15,025	15,024,500
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		16,140	16,139,881

			$206,683,465

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,609	$10,447,875
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,535,000

			$12,982,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	4,126	$4,094,791
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	9,923	9,427,087

		$13,521,878

Building and Development — 1.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	14,231	$14,275,445
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	12,944	12,895,709
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,752	15,693,288
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	9,925	9,933,267
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	29,356	28,218,227
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	2,456	2,467,184
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	12,725	12,674,157
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	6,628	6,626,972
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,547	1,549,303
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	17,276	17,120,628
Realogy Corporation
Term Loan, 4.88%, Maturing October 10, 2016	273	270,822
Term Loan, 3.75%, Maturing March 5, 2020	18,745	18,776,802
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	7,717	7,725,523
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,227	6,161,131

		$154,388,458

Business Equipment and Services — 7.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	18,802	$18,625,793
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	7,637	7,662,880
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	12,380	10,801,223

17	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 7, 2020		2,091	$1,913,148
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,302	16,664,146
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,191	17,067,215
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		12,218	11,737,033
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019		17,812	17,599,543
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		3,523	3,492,545
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		36,230	25,723,366
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(3)(4)		9,764	5,340,684
Term Loan, 5.50%, Maturing July 2, 2020(3)		5,464	3,085,984
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		9,885	529,825
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		61,076	58,862,120
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		14,945	14,935,835
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		11,908	11,917,475
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,016	1,985,012
Term Loan, 4.00%, Maturing November 6, 2020		13,031	12,830,469
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,339	8,754,807
Global Payments, Inc.
Term Loan, 3.94%, Maturing April 22, 2023		7,075	7,153,122
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,299	23,226,034
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,396	37,481,944
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		7,162	7,177,766
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		8,913	8,890,449
Term Loan, 4.50%, Maturing June 10, 2021	EUR	15,355	17,657,075
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		21,968	22,033,404
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		47,454	47,507,652
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,485	31,056,684

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		13,820	$12,865,984
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		6,736	6,466,663
Term Loan, 4.50%, Maturing April 11, 2022		5,370	5,003,264
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,641	8,597,493
Prime Security Services Borrower, LLC
Term Loan, Maturing April 7, 2022(2)		11,800	11,856,640
RCS Capital Corporation
DIP Loan, 8.00%, Maturing August 8, 2016		8,375	8,401,172
Term Loan, 0.00%, Maturing April 29, 2019(5)		35,601	24,297,385
Term Loan - Second Lien, 0.00%, Maturing April 29, 2021(3)(5)		1,500	224,250
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		12,150	11,952,562
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		31,522	31,679,217
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		6,745	6,674,843
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,734	18,798,407
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		277	274,865
Term Loan, 4.25%, Maturing May 14, 2022		1,579	1,569,498

			$600,375,476

Cable and Satellite Television — 1.2%
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		25,750	$25,907,719
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	5,199	5,975,297
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		8,925	8,995,659
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		34,565	34,549,185
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	12,425,325
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,658,588
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	4,126,870
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,469,706

			$102,108,349

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 5.4%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,594	$6,585,406
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,293	7,206,045
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,421	3,416,866
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,914	3,855,003
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		54,425	54,428,766
Chemours Company (The)
Revolving Loan, 0.71%, Maturing May 12, 2020(4)		3,750	3,421,500
Term Loan, 3.75%, Maturing May 12, 2022		12,835	12,546,568
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 1, 2021		6,320	6,169,900
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,337	5,303,190
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,812	2,769,936
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		17,011	16,656,617
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,344	7,319,834
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		29,625	29,624,822
Term Loan, 4.25%, Maturing April 1, 2023		5,625	5,667,187
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,593	6,347,173
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,166	18,260,059
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,893	49,932,661
Term Loan, 4.25%, Maturing March 31, 2022		9,009	8,987,233
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		16,150	15,567,922
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,110	7,602,656
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		6,194	6,091,775
Term Loan, 5.50%, Maturing June 7, 2020		8,048	7,913,754
Term Loan, 5.50%, Maturing June 7, 2020		30,615	30,109,888
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		18,924	18,936,104
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,186	8,217,047

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,875	$5,549,722
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		4,498	4,475,692
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,789	18,803,104
Term Loan, Maturing October 14, 2022(2)		12,675	12,767,426
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		7,281	7,289,861
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,635	2,613,549
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		971	971,319
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,504	5,485,795
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		7,011	6,940,672
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,169	4,163,289
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,368	31,422,205
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		10,199	10,088,267
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		4,317	4,333,565

			$457,842,378

Clothing / Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		12,858	$12,671,514

			$12,671,514

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.01%, Maturing October 6, 2021	GBP	276	$403,486
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,421	27,071,268
Samsonite International S.A.
Term Loan, Maturing April 13, 2023(2)		2,000	2,018,750

			$29,493,504

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		36,963	$36,986,394
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,585,307
Term Loan, 4.00%, Maturing October 1, 2022		12,090	12,141,693
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,168	32,238,196
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		22,202	22,298,674
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,334,723
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	18,775	21,659,021

			$166,244,008

Cosmetics / Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		18,905	$18,373,297
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,031	4,039,630
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		42,374	41,539,584

			$63,952,511

Drugs — 1.9%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019		19,525	$19,500,458
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,411	20,271,109
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		33,142	33,086,690
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		2,953	2,881,640
Valeant Pharmaceuticals International, Inc.
Term Loan, Maturing October 20, 2018(2)		24,675	24,088,969
Term Loan, 4.75%, Maturing December 11, 2019		25,502	24,895,939
Term Loan, 4.75%, Maturing August 5, 2020		1,917	1,867,892
Term Loan, 5.00%, Maturing April 1, 2022		40,039	39,288,312

			$165,881,009

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		14,523	$14,495,787
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		16,255	15,849,037

			$30,344,824

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 10.7%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,344	$18,354,738
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023		99,925	100,167,918
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,552	13,111,848
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022		11,766	11,800,196
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		11,531	8,341,114
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		69,450	69,480,626
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,615	3,615,429
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		6,378	6,375,764
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,448	12,539,809
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,676,483
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		59,155	59,317,238
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		11,506	11,510,941
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,463	7,306,815
Term Loan, 3.75%, Maturing June 3, 2020		76,877	75,270,423
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,750	5,412,122
Informatica Corporation
Term Loan, 4.25%, Maturing August 5, 2022		28,382	28,048,286
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,400	7,104,240
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,727	9,726,750
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		20,340	20,314,575
Term Loan, 5.25%, Maturing November 19, 2021		22,306	22,311,641
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		55,466	55,691,711
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		19,020	19,019,644
Micron Technology, Inc.
Term Loan, 6.44%, Maturing April 26, 2022		4,625	4,656,797
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023		2,483	2,503,754

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	24,826	$24,825,617
Term Loan, 3.75%, Maturing December 7, 2020	18,055	18,139,391
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023	11,700	11,777,513
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	5,190	5,186,937
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	15,844	15,586,602
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,345,250
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	9,972	9,950,980
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,250	2,242,501
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	52,923	50,210,959
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,690	37,566,847
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,466	8,532,503
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	22,237	22,338,652
Term Loan, 4.02%, Maturing July 8, 2022	3,168	3,182,625
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	12,846	12,557,365
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,431	14,106,240
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	13,140	13,186,270
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	14,824	14,872,079
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	19,738	19,651,985
Western Digital Corporation
Term Loan, Maturing April 29, 2023(2)	13,200	13,010,250
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	26,637	26,865,419

		$909,794,847

Financial Intermediaries — 3.8%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,712	$12,330,742
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	5,983,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		26,481	$26,497,459
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		13,521	13,461,818
First Data Corporation
Term Loan, 3.94%, Maturing September 24, 2018		41,428	41,497,470
Term Loan, 4.19%, Maturing July 8, 2022		6,650	6,655,938
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		24,662	24,353,389
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		44,387	44,489,053
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		13,063	12,932,276
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		7,924	8,009,441
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		6,866	6,874,588
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		2,278	2,278,266
Term Loan, 6.25%, Maturing September 4, 2018		8,318	8,317,512
Term Loan, 6.25%, Maturing September 4, 2018		12,699	12,699,375
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		9,099	8,962,845
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		6,838	6,777,905
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		22,355	22,214,888
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		11,747	11,776,187
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		50,193	44,138,835

			$320,250,987

Food Products — 3.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		53,177	$53,296,175
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		5,393	5,423,202
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	1,886	2,177,658
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		5,788	5,816,578
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,351	21,736,680

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		14,213	$14,213,079
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		9,814	9,678,784
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		32,722	32,742,293
Term Loan, 3.75%, Maturing September 18, 2020		27,349	27,417,122
Term Loan, 4.00%, Maturing October 30, 2022		8,279	8,272,353
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		10,958	11,023,774
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	11,885	10,504,115
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,589	2,150,647
NBTY, Inc.
Term Loan, 3.75%, Maturing October 1, 2017		76,127	76,232,031
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		26,116	26,213,584

			$306,898,075

Food Service — 3.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		52,546	$52,693,772
Aramark Services, Inc.
Term Loan, 3.94%, Maturing July 26, 2016		42	40,764
Term Loan, 4.13%, Maturing July 26, 2016		11	10,496
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,603	9,236,612
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		27,571	27,631,074
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		10,855	10,961,681
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,349	6,316,830
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		8,917	8,527,036
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,012	4,011,563
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		70,235	70,234,676
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		87,227	64,511,968

			$254,176,472

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 2.2%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	40,278	$40,389,424
Term Loan, 5.13%, Maturing August 25, 2019	33,820	33,895,486
Term Loan, 5.50%, Maturing August 25, 2021	11,583	11,638,506
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	7,951	7,918,231
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,755,253
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,418	51,950,305

		$189,547,205

Health Care — 8.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,209	$3,241,469
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	4,268	4,277,754
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	15,325	15,382,634
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	15,597	15,539,427
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	23,891	22,875,803
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	10,922	10,874,514
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	6,368	6,399,840
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	9,302	9,301,566
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	17,868	16,751,487
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	177	176,968
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	24,661	24,672,079
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	21,612	21,319,127
Term Loan, 4.00%, Maturing January 27, 2021	32,206	31,775,325
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	3,896	3,885,824
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	8,622	8,659,981
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	15,957	15,079,398

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	16,422	$15,991,002
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	46,597	46,713,017
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	507	507,323
Term Loan, 4.25%, Maturing August 30, 2020	1,664	1,664,818
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	6,284	6,314,691
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	21,976	21,941,873
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	12,469	12,125,859
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	15,283,718
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,130,318
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	49,508	49,507,731
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,308	23,249,463
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	53,275	53,321,454
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing August 13, 2022	13,831	13,761,347
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	8,391	8,349,468
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	10,531	6,871,495
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	7,656	4,995,540
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,445	5,439,696
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	4,963	4,891,040
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	14,386	11,221,045
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	33,394	32,225,078
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	23,902	20,914,217
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	16,075	15,286,224
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	22,644	22,771,328

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Radnet Management, Inc.
Term Loan, 4.29%, Maturing October 10, 2018		26,821	$26,594,495
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		20,696	20,721,425
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		4,303	4,303,375
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		15,920	15,681,112
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		3,345	3,144,006

			$700,135,354

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	$44,198,234

			$44,198,234

Industrial Equipment — 2.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		40,487	$39,753,464
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		5,870	5,761,427
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,221	18,992,622
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,122	38,539,401
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,414	6,908,398
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		19,956	19,881,140
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		12,774	12,805,564
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		12,702	10,924,002
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	11,800	13,356,211
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,107	57,816,189
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		8,678	8,623,678
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,576	4,851,012
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		8,143	7,786,774

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	3,151	$2,993,815
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021	103	100,658

		$249,094,355

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022	12,082	$11,999,315
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	4,641	4,664,227
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	10,903	10,889,496
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	16,145	16,133,361
Term Loan, 5.00%, Maturing August 4, 2022	42,363	42,129,598
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	19,275	18,618,455
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	5,132	3,708,112
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	2,868,410
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	43,643	43,316,000
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	53,879	53,289,426

		$207,616,400

Leisure Goods / Activities / Movies — 2.9%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	18,482	$18,519,662
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	43,583	43,614,078
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	5,398	5,235,939
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	15,523	15,552,328
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,911	3,880,644
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	284	282,863
Term Loan, 5.50%, Maturing May 8, 2021	2,198	2,192,184
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	34,478	34,664,888

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		16,026	$15,966,289
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		13,084	13,198,863
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		19,882	19,708,504
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		17,661	17,267,866
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		6,478	2,591,003
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		30,442	26,788,529
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		5,161	4,992,936
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		25,788	25,634,455

			$250,091,031

Lodging and Casinos — 2.7%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		4,367	$4,386,914
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		44,746	42,988,953
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		5,828	5,798,362
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,204	3,212,739
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(5)		1,787	1,677,881
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,241	9,278,086
Gala Group Finance PLC
Term Loan, 5.01%, Maturing May 27, 2018	GBP	27,338	39,997,999
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		2,915	2,922,868
Term Loan, 5.50%, Maturing November 21, 2019		6,801	6,820,025
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		43,555	43,728,774
MGM Growth Properties, LLC
Term Loan, 4.00%, Maturing April 25, 2023		20,350	20,502,625
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		2,829	2,786,199

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	43,989	$43,439,007
Term Loan, 6.00%, Maturing October 1, 2021	5	4,534

		$227,544,966

Nonferrous Metals / Minerals — 1.6%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017	2,975	$2,826,250
Term Loan, 3.50%, Maturing May 22, 2020	19,719	7,517,878
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(4)	9,320	9,104,833
Term Loan, 7.50%, Maturing May 16, 2018	40,018	16,732,727
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	8,118	8,118,000
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	38,807	25,030,548
Foresight Energy, LLC
Term Loan, 7.50%, Maturing August 19, 2020	2,000	1,760,000
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	3,765	2,984,129
Term Loan, 7.50%, Maturing April 16, 2020	21,774	14,806,524
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	2,436	852,759
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	24,864	24,774,047
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	8,146	8,059,265
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	12,119,625
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	2,000	817,400
Walter Energy, Inc.
Term Loan, 0.00%, Maturing April 2, 2018(5)	30,442	4,058,904

		$139,562,889

Oil and Gas — 3.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	51,567	$26,557,183
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020(3)	31,934	21,549,297
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	10,963	10,999,332

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CITGO Petroleum Corporation
Revolving Loan, 1.18%, Maturing July 23, 2019(4)	12,500	$11,270,000
Term Loan, 4.50%, Maturing July 29, 2021	16,006	15,866,195
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	19,745	17,647,197
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	30,465	18,050,257
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	21,900	20,686,368
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	13,616,337
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	23,726	6,495,022
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	6,631	3,381,694
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	70,761	63,095,560
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	23,179	5,968,631
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	18,250	288,952
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	67,374	33,139,829
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	962	505,115
Term Loan, 4.25%, Maturing December 16, 2020	2,580	1,354,394
Term Loan, 4.25%, Maturing December 16, 2020	18,545	9,736,326
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,219	1,705,954
Term Loan, 4.25%, Maturing October 1, 2019	5,270	2,792,957
Term Loan, 4.25%, Maturing October 1, 2019	39,769	21,077,614
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,899	6,510,505
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,132	1,121,010
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	23,722	21,646,622

		$335,062,351

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing — 2.5%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	197	$157,256
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,880	23,930,125
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	109,840	83,020,505
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	43,129	40,110,105
McGraw-Hill Global Education Holdings, LLC
Term Loan, 6.25%, Maturing March 22, 2019	13,590	13,611,369
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,711	7,055,538
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	2,701	2,700,790
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	11,173	11,130,914
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	8,739	8,564,408
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	21,567	21,108,492

		$211,389,502

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	6,954	$6,634,871
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,723	5,770,251
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	3,497	3,512,069
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	26,050	26,191,868
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	74,871	51,739,185
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	5,833	5,835,646
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	15,712	15,606,883
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	4,518	4,529,003
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	8,055	7,860,335

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
iHeartCommunications, Inc.
Term Loan, 7.19%, Maturing January 30, 2019		33,740	$25,257,390
Term Loan, 7.94%, Maturing July 30, 2019		5,384	4,015,977
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		18,426	18,444,361
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		10,929	10,942,686
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,394	12,409,179
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,570	5,500,641
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,782	3,785,942
Term Loan, 4.00%, Maturing March 1, 2020		4,058	4,060,668

			$212,096,955

Retailers (Except Food and Drug) — 4.8%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		11,343	$7,330,486
B&M Retail Limited
Term Loan, 3.26%, Maturing May 21, 2019	GBP	6,850	9,871,262
Term Loan, 3.76%, Maturing April 28, 2020	GBP	5,450	7,877,954
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		22,468	22,485,550
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,097	21,687,551
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		20,651	20,743,107
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,554	20,993,408
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		4,880	4,914,118
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		43,857	35,101,606
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		16,538	16,382,976
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		9,619	9,450,422
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		29,469	29,546,081
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		24,243	23,142,948
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		21,441	21,408,894

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		35,554	$35,483,550
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,241	9,140,093
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,702	9,071,545
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		12,208	12,283,852
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		6,418	6,321,431
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		38,527	37,877,119
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		33,468	30,790,920
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	6,825	7,916,560
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	10,186	7,746,124
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		3,529	3,193,631

			$410,761,188

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		100,661	$95,262,700
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		20,888	20,875,262
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		8,081	8,040,166

			$124,178,128

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018		13,338	$13,353,838
Term Loan, 3.75%, Maturing March 11, 2018		21,650	21,352,313
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)		584	583,684
Term Loan, 4.00%, Maturing July 31, 2022		1,421	1,419,941
Term Loan, 4.00%, Maturing July 31, 2022		4,366	4,362,132
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		35,777	30,455,516

			$71,527,424

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications — 2.7%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	81,259	$76,403,400
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	22,151	20,545,284
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	4,310	4,325,128
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	9,839	7,969,396
Term Loan, 4.00%, Maturing April 23, 2019	30,908	25,035,640
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	46,387	46,425,501
Ziggo B.V
Term Loan, 3.60%, Maturing January 15, 2022	18,106	18,068,281
Term Loan, 3.65%, Maturing January 15, 2022	11,009	10,986,143
Term Loan, 3.65%, Maturing January 15, 2022	17,084	17,048,140

		$226,806,913

Utilities — 2.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	4,213	$4,142,612
Term Loan, 3.25%, Maturing January 31, 2022	10	9,612
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	1,378	1,379,191
Term Loan, 4.00%, Maturing October 31, 2020	6,598	6,600,190
Term Loan, 3.50%, Maturing May 27, 2022	40,420	40,170,093
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,108	16,996,863
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	4,419	4,418,876
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	6,853	6,865,916
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	7,258	7,176,286
Term Loan, 5.50%, Maturing January 15, 2021	6,100	6,088,562
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,707	1,654,623
Term Loan, 5.00%, Maturing December 19, 2021	38,308	37,135,001
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	2,313	2,197,706
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021	18,345	12,336,819
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,623	3,206,023

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,193	$21,140,227

			$171,518,600

Total Senior Floating-Rate Loans (identified cost $8,276,653,561)			$7,719,834,457

Corporate Bonds & Notes — 4.6%

Security		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,683,125

			$8,683,125

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		8,823	$9,252,597
6.00%, 4/15/21(9)	GBP	11,115	16,943,102

			$26,195,699

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$13,922,313
PQ Corp.
6.75%, 11/15/22(9)(10)		4,000	4,130,000

			$18,052,313

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,335,625

			$46,335,625

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(9)		3,000	$2,602,500
9.00%, 11/15/18(9)	CAD	4,500	2,815,414

			$5,417,914

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(9)		13,000	$13,130,000

			$13,130,000

Entertainment — 0.1%
Vougeot Bidco PLC
5.001%, 7/15/20(9)(11)	EUR	10,625	$12,210,567

			$12,210,567

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(9)		2,325	$2,358,892
7.125%, 9/1/18(9)		2,325	2,556,337

			$4,915,229

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)		5,952	$6,260,968

			$6,260,968

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(9)		18,000	$18,135,000
Iceland Bondco PLC
4.838%, 7/15/20(9)(11)	GBP	6,075	7,789,122
6.25%, 7/15/21(9)	GBP	7,000	9,143,882

			$35,068,004

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$15,199,625
5.125%, 8/1/21		7,500	7,559,325
HCA, Inc.
4.75%, 5/1/23		9,766	10,034,565
inVentiv Health, Inc.
9.00%, 1/15/18(9)		15,375	15,913,125
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		13,800	14,386,500
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,312,500
4.375%, 10/1/21		9,700	9,772,750

			$86,178,390

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 0.0%(12)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)		739	$334,970

			$334,970

Insurance — 0.0%(12)
Galaxy Bidco, Ltd.
5.593%, 11/15/19(9)(11)	GBP	2,500	$3,640,092

			$3,640,092

Lodging and Casinos — 0.5%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		25,250	$22,914,375
9.00%, 2/15/20(5)		6,175	5,603,812
9.00%, 2/15/20(5)		14,975	13,552,375

			$42,070,562

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		7,000	$7,280,000

			$7,280,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,270,000

			$11,270,000

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,004,078
Univision Communications, Inc.
6.75%, 9/15/22(9)		8,140	8,669,100

			$15,673,178

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$12,393,125

			$12,393,125

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.2%
Wind Acquisition Finance SA
4.999%, 4/30/19(9)(11)	EUR	5,775	$6,636,306
6.50%, 4/30/20(9)		7,375	7,448,750

			$14,085,056

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,183,750
7.875%, 1/15/23(9)		15,040	16,130,400
5.875%, 1/15/24(9)		5,000	5,337,500

			$24,651,650

Total Corporate Bonds & Notes (identified cost $405,037,797)			$393,846,467

Asset-Backed Securities — 1.0%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class C1, 3.478%, 4/15/25(9)(11)		$5,600	$5,504,265
Series 2013-14A, Class D, 4.128%, 4/15/25(9)(11)		7,000	6,529,936
Series 2013-14A, Class E, 5.028%, 4/15/25(9)(11)		3,500	2,872,740
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class C1, 3.383%, 10/17/24(9)(11)		3,000	2,872,992
Series 2013-3A, Class D, 4.133%, 10/17/24(9)(11)		3,000	2,732,592
Series 2013-3A, Class E, 5.533%, 10/17/24(9)(11)		3,000	2,509,992
Avery Point II CLO, Ltd.
Series 2013-2A, Class C1, 3.383%, 7/17/25(9)(11)		4,000	3,833,923
Series 2013-2A, Class D, 4.083%, 7/17/25(9)(11)		3,330	2,961,619
Series 2013-2A, Class E, 4.883%, 7/17/25(9)(11)		3,330	2,333,639
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.334%, 4/20/25(9)(11)		7,175	6,978,475
Series 2013-IA, Class D, 4.134%, 4/20/25(9)(11)		5,600	5,180,711
Series 2013-IA, Class E, 5.034%, 4/20/25(9)(11)		3,525	2,850,727
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.728%, 7/15/26(9)(11)		3,500	2,808,438
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class B, 3.278%, 7/15/25(9)(11)		5,000	4,869,012
Series 2013-3A, Class C, 4.028%, 7/15/25(9)(11)		3,000	2,792,106
Series 2013-3A, Class D, 5.228%, 7/15/25(9)(11)		2,400	2,008,656

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.318%, 8/15/25(9)(11)	$3,250	$3,125,463
Series 2013-28A, Class B1L, 3.818%, 8/15/25(9)(11)	1,400	1,255,296
Series 2013-28A, Class B2L, 4.518%, 8/15/25(9)(11)	925	682,262
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.134%, 7/20/26(9)(11)	3,250	3,011,580
Series 2014-12A, Class E, 5.734%, 7/20/26(9)(11)	3,250	2,653,619
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class C, 3.334%, 4/20/25(9)(11)	6,325	6,102,894
Series 2013-8A, Class D, 4.134%, 4/20/25(9)(11)	6,950	6,327,989
Palmer Square CLO, Ltd.
Series 2014-1A, Class D, 6.383%, 10/17/22(9)(11)	2,000	1,785,241
Wind River CLO, Ltd.
Series 2014-2A, Class E, 5.878%, 7/15/26(9)(11)	800	642,570

Total Asset-Backed Securities (identified cost $91,065,534)		$85,226,737

Common Stocks — 0.7%

Security	Shares	Value

Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(13)(14)(15)	2,577	$31,286,060

		$31,286,060

Automotive — 0.0%(12)
Dayco Products, LLC(13)(14)	88,506	$2,964,951

		$2,964,951

Business Equipment and Services — 0.0%
Education Management Corp.(3)(13)(14)	65,471,595	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(13)(14)	421,318	$3,265,215

		$3,265,215

Lodging and Casinos — 0.0%(12)
Affinity Gaming, LLC(13)(14)	206,125	$2,834,222

		$2,834,222

Security	Shares	Value

Oil and Gas — 0.0%(12)
Southcross Holdings Group, LLC(13)(14)	1,281	$448,350
Southcross Holdings L.P., Class A(13)(14)	1,281	448,350

		$896,700

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)(14)	28,605	$13,968,394
MediaNews Group, Inc.(3)(13)(14)	162,730	5,288,723
Nelson Education, Ltd.(3)(13)(14)	32,751	0

		$19,257,117

Total Common Stocks (identified cost $14,543,658)		$60,504,265

Convertible Preferred Stocks — 0.0%(12)

Security	Shares	Value

Business Equipment and Services — 0.0%(12)
Education Management Corp., Series A-1, 7.50%(3)(13)(14)	72,851	$645,460

Total Convertible Preferred Stocks (identified cost $5,141,580)		$645,460

Warrants — 0.0%

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(13)(14)	104,081	$0

Total Warrants (identified cost $38,148)		$0

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(16)	$255,536	$255,535,607

Total Short-Term Investments (identified cost $255,535,607)		$255,535,607

Total Investments — 99.8% (identified cost $9,048,015,885)		$8,515,592,993

Less Unfunded Loan Commitments — (0.4)%		$(34,182,017)

Net Investments — 99.4% (identified cost $9,013,833,868)		$8,481,410,976

Other Assets, Less Liabilities — 0.6%		$54,413,287

Net Assets — 100.0%		$8,535,824,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $304,843,766 or 3.6% of the Portfolio’s net assets.

(10)	When-issued security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(12)	Amount is less than 0.05%.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)	Affiliated company (see Note 9).

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	644,280	CAD	817,000	Goldman Sachs International	5/31/16	$—	$(6,876)
USD	9,804,854	CAD	13,265,291	State Street Bank and Trust Company	5/31/16	—	(767,696)
USD	53,865,938	EUR	48,645,981	State Street Bank and Trust Company	5/31/16	—	(1,880,975)
USD	26,211,349	GBP	18,744,752	JPMorgan Chase Bank, N.A.	5/31/16	—	(1,179,278)
USD	65,678,687	EUR	58,241,328	HSBC Bank USA, N.A.	6/30/16	—	(1,129,426)
USD	21,496,419	GBP	14,967,671	Goldman Sachs International	6/30/16	—	(377,359)
USD	5,785,328	GBP	3,980,000	State Street Bank and Trust Company	6/30/16	—	(31,050)
USD	58,170,702	EUR	51,329,596	Goldman Sachs International	7/29/16	—	(762,061)
USD	58,554,781	GBP	40,257,947	State Street Bank and Trust Company	7/29/16	—	(283,936)

						$—	$(6,418,657)

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $8,758,298,261)	$8,225,875,369
Affiliated investment, at value (identified cost, $255,535,607)	255,535,607
Cash	56,033,069
Restricted cash*	7,420,000
Foreign currency, at value (identified cost, $6,097,840)	6,082,712
Interest receivable	37,519,028
Interest receivable from affiliated investment	104,822
Receivable for investments sold	41,694,450
Prepaid expenses	1,381,254
Total assets	$8,631,646,311

Liabilities
Payable for investments purchased	$80,843,010
Payable for when-issued securities	4,000,000
Payable for open forward foreign currency exchange contracts	6,418,657
Payable to affiliates:
Investment adviser fee	3,486,511
Trustees’ fees	5,667
Accrued expenses	1,068,203
Total liabilities	$95,822,048
Net Assets applicable to investors’ interest in Portfolio	$8,535,824,263

Sources of Net Assets
Investors’ capital	$9,074,480,198
Net unrealized depreciation	(538,655,935)
Total	$8,535,824,263

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$229,091,086
Interest allocated from affiliated investment	413,333
Expenses allocated from affiliated investment	(15,961)
Total investment income	$229,488,458

Expenses
Investment adviser fee	$22,038,507
Trustees’ fees and expenses	34,000
Custodian fee	929,629
Legal and accounting services	677,117
Interest expense and fees	1,325,488
Miscellaneous	216,227
Total expenses	$25,220,968

Net investment income	$204,267,490

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(135,231,480)
Investment transactions allocated from affiliated investment	809
Foreign currency and forward foreign currency exchange contract transactions	8,845,258
Net realized loss	$(126,385,413)
Change in unrealized appreciation (depreciation) —
Investments	$67,394,367
Foreign currency and forward foreign currency exchange contracts	(8,210,759)
Net change in unrealized appreciation (depreciation)	$59,183,608

Net realized and unrealized loss	$(67,201,805)

Net increase in net assets from operations	$137,065,685

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$204,267,490	$494,331,626
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(126,385,413)	(21,019,593)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	59,183,608	(399,899,339)
Net increase in net assets from operations	$137,065,685	$73,412,694
Capital transactions —
Contributions	$123,173,891	$222,760,540
Withdrawals	(1,660,428,957)	(4,261,374,172)
Net decrease in net assets from capital transactions	$(1,537,255,066)	$(4,038,613,632)

Net decrease in net assets	$(1,400,189,381)	$(3,965,200,938)

Net Assets
At beginning of period	$9,936,013,644	$13,901,214,582
At end of period	$8,535,824,263	$9,936,013,644

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.58	%(2)	0.55%	0.52%	0.52%	0.54%	0.54%
Net investment income	4.66	%(2)	4.27%	3.89%	4.14%	4.72%	4.31%
Portfolio Turnover	7	%(3)	19%	34%	32%	42%	56%

Total Return	2.00	%(3)	0.56%	2.23%	5.08%	7.67%	4.30%

Net assets, end of period (000’s omitted)	$8,535,824		$9,936,014	$13,901,215	$16,648,042	$9,432,841	$9,694,334

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 87.9%, 11.8%, 0.2% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

37

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discountinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

38

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $22,038,507 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments of Senior Loans, aggregated $559,673,852 and $1,958,193,464, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,014,118,806

Gross unrealized appreciation	$79,201,292
Gross unrealized depreciation	(611,909,122)

Net unrealized depreciation	$(532,707,830)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

39

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $6,418,657. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,420,000 at April 30, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(6,418,657	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(6,418,657)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

40

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Goldman Sachs International	$(1,146,296)	$—	$—	$1,146,296	$—
HSBC Bank USA, N.A.	(1,129,426)	—	—	340,000	(789,426)
JPMorgan Chase Bank, N.A.	(1,179,278)	—	—	1,080,000	(99,278)
State Street Bank and Trust Company	(2,963,657)	—	—	2,963,657	—

	$(6,418,657)	$—	$—	$5,529,953	$(888,704)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$9,449,463	$(8,434,780)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was approximately $342,456,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $900 million ($1.175 billion prior to March 14, 2016) unsecured line of credit agreement with a group of banks, which is in effect through March 13, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% (0.10% prior to March 14, 2016) on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $620,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2016 is $1,092,668 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2016 were $17,362,637 and 1.75%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

41

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the six months ended April 30, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)

IAP Global Services, LLC	2,577	—	—	2,577	$31,286,060	$—	$—

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,645,541,929	$40,110,511	$7,685,652,440
Corporate Bonds & Notes	—	393,511,497	334,970	393,846,467
Asset-Backed Securities	—	85,226,737	—	85,226,737
Common Stocks	9,961,088	—	50,543,177	60,504,265
Convertible Preferred Stocks	—	—	645,460	645,460
Warrants	—	—	0	0
Short-Term Investments	—	255,535,607	—	255,535,607

Total Investments	$9,961,088	$8,379,815,770	$91,634,118	$8,481,410,976

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(6,418,657)	$—	$(6,418,657)

Total	$—	$(6,418,657)	$—	$(6,418,657)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

42

Eaton Vance

Floating Rate Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented.

At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.12% of net assets at April 30, 2016). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

43

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

44

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Eaton Vance Floating Rate Portfolio, High Income Opportunities Portfolio, Boston Income Portfolio and Short Duration High Income Portfolio (the “Portfolios”), which are portfolios in which Eaton Vance Floating-Rate & High Income Fund (the “Fund”) is authorized to invest, each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in senior floating rate loans and high yield debt. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel, which includes portfolio managers and analysts, who provide services to the Portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolios, including the provision of administrative services.

45

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board also considered the performance of the underlying Portfolios. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

46

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating Rate Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7716 4.30.16

Eaton Vance

Global Income Builder Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Global Income Builder Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	39

Officers and Trustees	49

Important Notices	50

Eaton Vance

Global Income Builder Fund

April 30, 2016

Performance1,2

Portfolio Managers Michael A. Allison, CFA and John H. Croft, CFA, of Boston Management and Research; Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/30/2005	11/30/2005	–0.90%	–1.11%	5.37%	2.93%
Class A with 5.75% Maximum Sales Charge	—	—	–6.56	–6.75	4.12	2.32
Class C at NAV	11/30/2005	11/30/2005	–1.17	–1.74	4.61	2.17
Class C with 1% Maximum Sales Charge	—	—	–2.14	–2.69	4.61	2.17
Class I at NAV	01/31/2006	11/30/2005	–0.76	–0.80	5.65	3.18
Class R at NAV	01/31/2006	11/30/2005	–0.93	–1.29	5.14	2.69
MSCI World Index	—	—	–1.05%	–4.17%	5.96%	4.12%
Blended Index	—	—	0.35	–2.80	5.59	5.20

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
			1.25%	2.00%	1.01%	1.50%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Income Builder Fund

April 30, 2016

Fund Profile4

Country Allocation (% of net assets)5

Asset Allocation (% of net assets)5

Top 10 Holdings (% of net assets)6

Alphabet, Inc., Class C	2.3%

Wells Fargo & Co.	1.6

Visa, Inc., Class A	1.5

iShares iBoxx $ High Yield Corporate Bond ETF	1.3

Royal Dutch Shell PLC, Class B	1.3

Lowe’s Cos., Inc.	1.2

Synchrony Financial	1.2

Shire PLC	1.1

Prudential PLC	1.1

JPMorgan Chase & Co.	1.1

Total	13.7%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Income Builder Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. BofA Merrill Lynch Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market below investment grade corporate bonds and reflects gross returns. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. The blended index consists of 65% MSCI World Index and 35% BofA Merrill Lynch Developed Markets High Yield Ex-Subordinated Financial Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 7, 2015, the Fund changed its principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Fund was no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks. Performance prior to December 7, 2015 reflects the Fund’s performance under its former principal investment strategies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

The Portfolio may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Portfolio’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Income Builder Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$991.00	$6.19	1.25%
Class C	$1,000.00	$988.30	$9.84	1.99%
Class I	$1,000.00	$992.40	$5.00	1.01%
Class R	$1,000.00	$990.70	$7.52	1.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.27	1.25%
Class C	$1,000.00	$1,015.00	$9.97	1.99%
Class I	$1,000.00	$1,019.80	$5.07	1.01%
Class R	$1,000.00	$1,017.30	$7.62	1.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Global Income Builder Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Global Income Builder Portfolio, at value (identified cost, $376,030,384)	$390,564,361
Receivable for Fund shares sold	562,834
Total assets	$391,127,195

Liabilities
Payable for Fund shares redeemed	$756,148
Payable to affiliates:
Administration fee	47,829
Distribution and service fees	148,569
Trustees’ fees	42
Accrued expenses	84,573
Total liabilities	$1,037,161
Net Assets	$390,090,034

Sources of Net Assets
Paid-in capital	$485,534,383
Accumulated net realized loss	(112,612,757)
Accumulated undistributed net investment income	2,634,431
Net unrealized appreciation from Portfolio	14,533,977
Total	$390,090,034

Class A Shares
Net Assets	$182,312,245
Shares Outstanding	22,286,064
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.18
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.68

Class C Shares
Net Assets	$134,851,781
Shares Outstanding	16,641,372
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.10

Class I Shares
Net Assets	$72,342,814
Shares Outstanding	8,854,738
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.17

Class R Shares
Net Assets	$583,194
Shares Outstanding	71,447
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.16

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends (net of foreign taxes, $206,577)	$6,495,158
Dividends allocated from Portfolio (net of foreign taxes, $613,441)	2,084,397
Securities lending income allocated from Portfolio, net	3,102
Securities lending income, net	131,736 (1)
Interest	1,913,653
Interest allocated from Portfolio (net of foreign taxes, $2,548)	630,556
Interest allocated from affiliated investment	16,656
Expenses allocated from Portfolio	(288,902)
Expenses allocated from affiliated investment	(659)
Total investment income	$10,985,697

Expenses
Investment adviser fee	$1,021,668
Administration fee	290,131
Distribution and service fees
Class A	227,832
Class C	675,525
Class R	1,426
Trustees’ fees and expenses	9,049
Custodian fee	47,841
Transfer and dividend disbursing agent fees	141,086
Legal and accounting services	19,399
Printing and postage	25,911
Registration fees	35,215
Miscellaneous	50,314
Total expenses	$2,545,397

Net investment income	$8,440,300

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$425,231
Investment transactions allocated from affiliated investment	14
Financial futures contracts	(702,069)
Foreign currency and forward foreign currency exchange contract transactions	409,548
Net realized gain (loss) allocated from Portfolio —
Investment transactions	529,006
Financial futures contracts	1,419,096
Foreign currency and forward foreign currency exchange contract transactions	(1,385,582)
Net realized gain	$695,244
Change in unrealized appreciation (depreciation) —
Investments	$(19,992,907)
Financial futures contracts	1,744,729
Foreign currency and forward foreign currency exchange contracts	(894,862)
Change in unrealized appreciation (depreciation) allocated from Portfolio —
Investments	7,237,980
Financial futures contracts	(1,789,699)
Foreign currency and forward foreign currency exchange contracts	472,169
Net change in unrealized appreciation (depreciation)	$(13,222,590)

Net realized and unrealized loss	$(12,527,346)

Net decrease in net assets from operations	$(4,087,046)

(1)	Includes $97,030 of income earned from an affiliated investment company (see Note 8).

7	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$8,440,300	$13,255,607
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	695,244	(139,863)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(13,222,590)	(17,442)
Net increase (decrease) in net assets from operations	$(4,087,046)	$13,098,302
Distributions to shareholders —
From net investment income
Class A	$(3,668,360)	$(8,113,977)
Class C	(2,219,242)	(4,958,036)
Class I	(1,492,536)	(2,840,272)
Class R	(10,569)	(27,592)
Total distributions to shareholders	$(7,390,707)	$(15,939,877)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,387,579	$24,608,118
Class C	8,321,364	12,777,148
Class I	12,221,752	18,202,031
Class R	56,637	239,482
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,505,479	7,795,269
Class C	1,978,598	4,421,313
Class I	1,230,067	2,398,579
Class R	10,569	27,592
Cost of shares redeemed
Class A	(18,167,342)	(43,804,427)
Class C	(12,472,384)	(25,303,961)
Class I	(8,838,157)	(14,657,462)
Class R	(236,315)	(81,445)
Net decrease in net assets from Fund share transactions	$(2,002,153)	$(13,377,763)
Other capital —
Portfolio transaction fee contributed to Portfolio	$(16,824)	$—
Portfolio transaction fee allocated from Portfolio	16,737	—
Net decrease in net assets from other capital	$(87)	$—

Net decrease in net assets	$(13,479,993)	$(16,219,338)

Net Assets
At beginning of period	$403,570,027	$419,789,365
At end of period	$390,090,034	$403,570,027

Accumulated undistributed net investment income included in net assets
At end of period	$2,634,431	$1,584,838

8	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012		2011
Net asset value — Beginning of period	$8.420		$8.470	$8.120		$7.070		$6.900		$7.270

Income (Loss) From Operations
Net investment income(1)	$0.184	(2)	$0.291	$0.354	(2)	$0.380	(2)	$0.425	(3)	$0.448	(3)
Net realized and unrealized gain (loss)	(0.262)		0.004	0.340		0.994		0.141		(0.350)

Total income (loss) from operations	$(0.078)		$0.295	$0.694		$1.374		$0.566		$0.098

Less Distributions
From net investment income	$(0.162)		$(0.345)	$(0.344)		$(0.324)		$(0.396)		$(0.468)

Total distributions	$(0.162)		$(0.345)	$(0.344)		$(0.324)		$(0.396)		$(0.468)

Net asset value — End of period	$8.180		$8.420	$8.470		$8.120		$7.070		$6.900

Total Return(4)	(0.90	)%(5)	3.53%	8.65%		19.88%		8.35%		1.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$182,312		$192,076	$204,799		$223,208		$212,233		$215,735
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.25	%(8)	1.25%	1.24%		1.26%		1.26%		1.27%
Net investment income	4.57	%(2)(8)	3.44%	4.21	%(2)	5.04	%(2)	6.14	%(3)	6.11	%(3)
Portfolio Turnover of the Portfolio(9)	20	%(5)	—	—		—		97	%(5)	124%
Portfolio Turnover of the Fund	72	%(5)(11)	135%	119%		114%		35	%(5)(10)	—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.050, $0.190 and $0.103 per share for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.40%, 1.95% and 3.68% for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively.

(3)

Net investment income per share includes special dividends (including allocated from the Portfolio) which amounted to $0.059 and $0.091 per share for the years ended October 31, 2012 and 2011, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.29% and 4.87% for the years ended October 31, 2012 and 2011, respectively.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

9	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012		2011
Net asset value — Beginning of period	$8.340		$8.400	$8.050		$7.020		$6.850		$7.220

Income (Loss) From Operations
Net investment income(1)	$0.151	(2)	$0.226	$0.285	(2)	$0.321	(2)	$0.369	(3)	$0.391	(3)
Net realized and unrealized gain (loss)	(0.260)		(0.003)	0.347		0.977		0.147		(0.347)

Total income (loss) from operations	$(0.109)		$0.223	$0.632		$1.298		$0.516		$0.044

Less Distributions
From net investment income	$(0.131)		$(0.283)	$(0.282)		$(0.268)		$(0.346)		$(0.414)

Total distributions	$(0.131)		$(0.283)	$(0.282)		$(0.268)		$(3.460)		$(0.414)

Net asset value — End of period	$8.100		$8.340	$8.400		$8.050		$7.020		$6.850

Total Return(4)	(1.17	)%(5)	2.69%	7.93%		18.85%		7.79%		0.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,852		$141,117	$150,189		$152,570		$140,506		$147,083
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.99	%(8)	2.00%	1.99%		2.01%		2.01%		2.02%
Net investment income	3.80	%(2)(8)	2.70%	3.42	%(2)	4.28	%(2)	5.38	%(3)	5.36	%(3)
Portfolio Turnover of the Portfolio(9)	20	%(5)	—	—		—		97	%(5)	124%
Portfolio Turnover of the Fund	72	%(5)(11)	135%	119%		114%		35	%(5)(10)	—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.050, $0.186 and $0.102 per share for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.64%, 1.19% and 2.93% for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively.

(3)

Net investment income per share includes special dividends (including allocated from the Portfolio) which amounted to $0.059 and $0.090 per share for the years ended October 31, 2012 and 2011, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.53% and 4.13% for the years ended October 31, 2012 and 2011, respectively.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

10	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012		2011
Net asset value — Beginning of period	$8.410		$8.460	$8.110		$7.070		$6.900		$7.260

Income (Loss) From Operations
Net investment income(1)	$0.198	(2)	$0.307	$0.350	(2)	$0.401	(2)	$0.442	(3)	$0.467	(3)
Net realized and unrealized gain (loss)	(0.264)		0.004	0.368		0.985		0.140		(0.337)

Total income (loss) from operations	$(0.066)		$0.311	$0.718		$1.386		$0.582		$0.130

Less Distributions
From net investment income	$(0.174)		$(0.361)	$(0.368)		$(0.346)		$(0.412)		$(0.490)

Total distributions	$(0.174)		$(0.361)	$(0.368)		$(0.346)		$(0.412)		$(0.490)

Net asset value — End of period	$8.170		$8.410	$8.460		$8.110		$7.070		$6.900

Total Return(4)	(0.76	)%(5)	3.74%	8.98%		20.09%		8.76%		1.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,343		$69,610	$64,213		$48,148		$41,820		$46,856
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.01	%(8)	1.01%	0.99%		1.01%		1.01%		1.02%
Net investment income	4.93	%(2)(8)	3.63%	4.16	%(2)	5.32	%(2)	6.39	%(3)	6.38	%(3)
Portfolio Turnover of the Portfolio(9)	20	%(5)	—	—		—		97	%(5)	124%
Portfolio Turnover of the Fund	72	%(5)(11)	135%	119%		114%		35	%(5)(10)	—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.050, $0.173 and $0.102 per share for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.75%, 2.10% and 3.96% for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively.

(3)

Net investment income per share includes special dividends (including allocated from the Portfolio) which amounted to $0.060 and $0.080 per share for the years ended October 31, 2012 and 2011, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.53% and 5.28% for the years ended October 31, 2012 and 2011, respectively.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

11	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2016

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012		2011
Net asset value — Beginning of period	$8.400		$8.460	$8.100		$7.060		$6.900		$7.260

Income (Loss) From Operations
Net investment income(1)	$0.178	(2)	$0.282	$0.340	(2)	$0.371	(2)	$0.407	(3)	$0.427	(3)
Net realized and unrealized gain (loss)	(0.268)		(0.011)	0.340		0.975		0.135		(0.335)

Total income (loss) from operations	$(0.090)		$0.271	$0.680		$1.346		$0.542		$0.092

Less Distributions
From net investment income	$(0.150)		$(0.331)	$(0.320)		$(0.306)		$(0.382)		$(0.452)

Total distributions	$(0.150)		$(0.331)	$(0.320)		$(0.306)		$(0.382)		$(0.452)

Net asset value — End of period	$8.160		$8.400	$8.460		$8.100		$7.060		$6.900

Total Return(4)	(0.93	)%(5)	3.25%	8.50%		19.48%		8.14%		1.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$583		$767	$588		$610		$598		$589
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.52	%(8)	1.50%	1.48%		1.51%		1.51%		1.52%
Net investment income	4.44	%(2)(8)	3.34%	4.05	%(2)	4.92	%(2)	5.89	%(3)	5.85	%(3)
Portfolio Turnover of the Portfolio(9)	20	%(5)	—	—		—		97	%(5)	124%
Portfolio Turnover of the Fund	72	%(5)(11)	135%	119%		114%		35	%(5)(10)	—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.051, $0.199 and $0.104 per share for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.25%, 1.68% and 3.54% for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively.

(3)

Net investment income per share includes special dividends (including allocated from the Portfolio) which amounted to $0.058 and $0.088 per share for the years ended October 31, 2012 and 2011, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.05% and 4.64% for the years ended October 31, 2012 and 2011, respectively.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, in which the Fund invested all of its investable assets prior to August 22, 2012 and to Global Income Builder Portfolio, in which the Fund invested all of its investable assets starting on March 28, 2016.

12	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Effective March 28, 2016, the Fund began investing all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.2% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. Prior to March 28, 2016, the Fund invested directly in securities and derivatives. The accounting policies followed by the Fund for financial futures contracts, forward foreign currency exchange contracts and foreign currency translation were consistent with the Portfolio’s accounting policies.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities prior to March 28, 2016 was recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income on direct investments was recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends, interest and capital gains were provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Eaton Vance

Global Income Builder Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

H  Other — Investment transactions in the Portfolio are accounted for on a trade date basis. Prior to March 28, 2016, realized gains and losses on investments sold were determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $ 112,419,452 and deferred capital losses of $293,175, which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($6,061,453), October 31, 2017 ($74,538,069), October 31, 2018 ($27,975,696) and October 31, 2019 ($3,844,234) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2015, $293,175 are short-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and Boston Management and Research (BMR), a subsidiary of EVM, the Fund pays BMR a fee computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $500 million and is payable monthly. On Direct Assets of $500 million and over, the annual fee is reduced. Pursuant to the investment sub-advisory agreement and subsequent fee reduction agreement, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the period from March 28, 2016 through April 30, 2016, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the administration fee amounted to $290,131.

Prior to the Fund’s investment in the Portfolio on March 28, 2016, the investment adviser fee was earned by BMR as compensation for investment advisory services rendered to the Fund. The fee was computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, and was payable monthly. On net assets of $500 million and over, the annual fee was reduced. For the period from November 1, 2015 through March 28, 2016, the Fund’s investment adviser fee amounted to $1,021,668 or 0.65% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement effective November 16, 2015, EVM paid EVMI a portion of its advisory fee for sub-advisory services provided to the Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $4,756 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $19,261 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

14

Eaton Vance

Global Income Builder Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $227,832 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $506,644 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $713 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $168,881 and $713 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $272,149,841 and $281,151,113, respectively, for the period from November 1, 2015 to March 27, 2016 when the Fund was making investments directly in securities.

7  Investment Transactions

As of the opening of business on March 28, 2016, the Fund transferred all of its investable assets, with a value of $385,904,542, including unrealized appreciation of $8,613,527, to the Portfolio in exchange for an interest in the Portfolio. Additional increases and decreases in the Fund’s investment in the Portfolio aggregated $608,821 and $4,861,004, respectively, for the period from March 28, 2016 to April 30, 2016. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1 of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statement of Changes in Net Assets.

8  Securities Lending Agreement

Prior to March 28, 2016 and pursuant to a securities lending agreement with SSBT as securities lending agent, the Fund loaned portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. Cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act, and prior to its liquidation in December 2015, in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), an affiliated investment company managed by EVM. The Fund earned interest on the amount invested but it paid (and at times received from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by noncash collateral, the Fund earned a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received was allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations.

15

Eaton Vance

Global Income Builder Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

9  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,279,580	2,909,306
Issued to shareholders electing to receive payments of distributions in Fund shares	429,813	920,367
Redemptions	(2,247,061)	(5,184,512)

Net decrease	(537,668)	(1,354,839)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,033,354	1,525,844
Issued to shareholders electing to receive payments of distributions in Fund shares	244,877	526,903
Redemptions	(1,563,189)	(3,015,411)

Net decrease	(284,958)	(962,664)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,519,442	2,145,315
Issued to shareholders electing to receive payments of distributions in Fund shares	151,034	283,798
Redemptions	(1,096,771)	(1,741,954)

Net increase	573,705	687,159

Class R	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	7,165	28,251
Issued to shareholders electing to receive payments of distributions in Fund shares	1,299	3,260
Redemptions	(28,332)	(9,749)

Net increase (decrease)	(19,868)	21,762

16

Eaton Vance

Global Income Builder Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

10  Financial Instruments

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(702,069)	$1,744,729
Foreign Exchange	Forward foreign currency exchange contracts	347,255	(824,563)

Total		$(354,814)	$920,166

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding for the period from November 1, 2015 to March 27, 2016 when the Fund was making direct investments in derivatives, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$4,420,000	$4,943,000	$3,852,000

17

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 60.9%

Security	Shares	Value

Aerospace & Defense — 1.1%
United Technologies Corp.	41,335	$4,314,134

		$4,314,134

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	29,930	$2,124,132

		$2,124,132

Banks — 4.5%
DNB ASA	77,476	$991,416
JPMorgan Chase & Co.	69,198	4,373,314
Mitsubishi UFJ Financial Group, Inc.	633,389	2,922,971
Svenska Handelsbanken AB, Class A	68,039	907,650
U.S. Bancorp	50,174	2,141,928
Wells Fargo & Co.	123,544	6,174,729

		$17,512,008

Beverages — 2.5%
Anheuser-Busch Inbev NV/SA	25,976	$3,222,423
Constellation Brands, Inc., Class A	16,376	2,555,639
Diageo PLC	154,270	4,170,859

		$9,948,921

Biotechnology — 1.7%
Celgene Corp.(1)	34,955	$3,614,697
Gilead Sciences, Inc.	34,571	3,049,508

		$6,664,205

Capital Markets — 0.7%
Credit Suisse Group AG	98,895	$1,505,029
Credit Suisse Group AG(2)	70,297	1,069,812

		$2,574,841

Chemicals — 0.3%
BASF SE	12,793	$1,058,375
K&S AG	7,131	177,992

		$1,236,367

Commercial Services & Supplies — 0.5%
Brambles, Ltd.	228,591	$2,159,086

		$2,159,086

Security	Shares	Value

Construction & Engineering — 0.1%
Boskalis Westminster	10,078	$420,283

		$420,283

Consumer Finance — 1.9%
Discover Financial Services	53,234	$2,995,477
Synchrony Financial(1)	152,910	4,674,459

		$7,669,936

Diversified Financial Services — 0.3%
Banca Mediolanum SpA	158,090	$1,303,553

		$1,303,553

Diversified Telecommunication Services — 1.1%
Nippon Telegraph & Telephone Corp.	86,875	$3,887,683
Proximus SADP	17,980	605,994

		$4,493,677

Electric Utilities — 1.0%
NextEra Energy, Inc.	31,881	$3,748,568

		$3,748,568

Electrical Equipment — 1.7%
Legrand SA	64,704	$3,687,979
Nidec Corp.	34,202	2,506,119
Schneider Electric SE	9,753	637,725

		$6,831,823

Electronic Equipment, Instruments & Components — 0.9%
Keyence Corp.	5,741	$3,441,115

		$3,441,115

Energy Equipment & Services — 0.5%
Schlumberger, Ltd.	24,837	$1,995,405

		$1,995,405

Food Products — 1.3%
Kerry Group PLC, Class A	23,447	$2,090,827
Mondelez International, Inc., Class A	67,369	2,894,172

		$4,984,999

Health Care Equipment & Supplies — 0.8%
Medtronic PLC	41,437	$3,279,739

		$3,279,739

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.0%
Accor SA	93,191	$4,126,800

		$4,126,800

Household Durables — 0.8%
Newell Brands, Inc.	72,102	$3,283,525

		$3,283,525

Household Products — 0.8%
Reckitt Benckiser Group PLC	31,658	$3,084,089

		$3,084,089

Industrial Conglomerates — 1.0%
General Electric Co.	128,607	$3,954,665

		$3,954,665

Insurance — 3.7%
Allianz SE	5,715	$972,281
AXA SA	37,855	955,824
Chubb, Ltd.	35,219	4,150,911
Prudential PLC	222,213	4,386,380
SCOR SE	16,751	570,634
St. James’s Place PLC	212,327	2,695,213
Swiss Re AG	9,727	864,522

		$14,595,765

Internet Software & Services — 3.5%
Alibaba Group Holding, Ltd. ADR(1)	21,553	$1,658,288
Alphabet, Inc., Class C(1)(3)	13,143	9,108,230
Facebook, Inc., Class A(1)	27,240	3,202,879

		$13,969,397

IT Services — 1.9%
Visa, Inc., Class A	74,779	$5,775,930
Worldpay Group PLC(1)(4)	415,352	1,619,911

		$7,395,841

Machinery — 0.5%
Alfa Laval AB	22,279	$351,520
Kubota Corp.	78,775	1,147,504
Melrose Industries PLC	81,996	448,019

		$1,947,043

Security	Shares	Value

Media — 1.4%
ITV PLC	182,934	$602,998
Pearson PLC	74,897	882,548
Time Warner, Inc.	51,893	3,899,240

		$5,384,786

Multi-Utilities — 1.3%
Engie SA	38,345	$632,441
National Grid PLC	146,925	2,096,416
Sempra Energy	12,964	1,339,829
Suez Environnement Co.	13,735	253,131
Veolia Environnement SA	26,591	653,223

		$4,975,040

Multiline Retail — 0.5%
Dollar General Corp.	22,532	$1,845,596

		$1,845,596

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	65,329	$3,446,758
Chevron Corp.	25,535	2,609,166
Occidental Petroleum Corp.	37,833	2,899,900
Royal Dutch Shell PLC, Class B	194,476	5,105,942

		$14,061,766

Paper & Forest Products — 0.2%
Stora Enso Oyj	68,895	$602,355

		$602,355

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	41,671	$3,994,999

		$3,994,999

Pharmaceuticals — 6.3%
Allergan PLC(1)	8,160	$1,767,130
Bayer AG	37,012	4,277,361
Eli Lilly & Co.	53,671	4,053,771
Novo Nordisk A/S, Class B	56,154	3,135,322
Roche Holding AG PC	13,254	3,353,384
Sanofi	7,385	608,720
Shire PLC	71,617	4,469,046
Teva Pharmaceutical Industries, Ltd. ADR	55,963	3,047,185

		$24,711,919

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services — 0.9%
Verisk Analytics, Inc.(1)	45,309	$3,515,072

		$3,515,072

Real Estate Investment Trusts (REITs) — 0.8%
Equity Residential	45,995	$3,130,880

		$3,130,880

Road & Rail — 0.9%
Union Pacific Corp.	39,062	$3,407,378

		$3,407,378

Semiconductors & Semiconductor Equipment — 1.7%
ASML Holding NV	39,285	$3,797,122
Infineon Technologies AG	212,814	3,036,339

		$6,833,461

Specialty Retail — 2.6%
Dixons Carphone PLC	288,416	$1,795,374
Hennes & Mauritz AB, Class B	26,668	949,657
Industria de Diseno Textil SA	86,122	2,771,885
Lowe’s Cos., Inc.	64,459	4,900,173

		$10,417,089

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	20,061	$1,880,518

		$1,880,518

Textiles, Apparel & Luxury Goods — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	18,711	$3,117,468
NIKE, Inc., Class B	38,073	2,244,023
Pandora A/S	14,866	1,932,766

		$7,294,257

Tobacco — 2.1%
Imperial Brands PLC	55,584	$3,022,280
Reynolds American, Inc.	82,691	4,101,474
Swedish Match AB	33,276	1,056,906

		$8,180,660

Security	Shares	Value

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC	732,080	$2,358,643

		$2,358,643

Total Common Stocks (identified cost $226,900,937)		$239,654,336

Preferred Stocks — 5.8%

Security	Shares	Value

Banks — 3.1%
AgriBank FCB, 6.875% to 1/1/24(5)	9,798	$1,041,344
Barclays Bank PLC, 8.25% to 12/15/18(5)	1,180	1,199,845
CoBank ACB, Series F, 6.25% to 10/1/22(5)	8,600	885,262
Farm Credit Bank of Texas, 6.75% to 9/15/23(5)	1,115	120,316
Farm Credit Bank of Texas, Series 1, 10.00%	230	283,188
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(5)	460	429,713
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	400	547,798
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)	353	363,748
KeyCorp, Series A, 7.75% (Convertible)	6,109	804,403
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(5)	335	375,185
Regions Financial Corp., Series A, 6.375%	36,746	962,745
Royal Bank of Scotland Group PLC, Series L, 5.75%	31,166	754,217
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)	2.49	258,492
SunTrust Banks, Inc., Series E, 5.875%	34,002	892,552
Texas Capital Bancshares, Inc., 6.50%	20,005	497,124
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	345,830
Webster Financial Corp., Series E, 6.40%	20,335	532,523
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,108,940
Zions Bancorporation, Series I, 5.80% to 9/15/23(5)	88	86,202
Zions Bancorporation, Series J, 7.20% to 9/15/23(5)	619	664,541

		$12,153,968

Capital Markets — 0.3%
KKR & Co., LP, Series A, 6.75%	7,197	$184,099
Morgan Stanley, Series G, 6.625%	35,777	967,410

		$1,151,509

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	37,300	$966,070
SLM Corp., Series B, 2.334%(6)	10,280	453,749

		$1,419,819

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	30,000	$785,625

		$785,625

Electric Utilities — 0.4%
AES Gener SA, 8.375% to 6/18/19(4)(5)	515	$554,229
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,893	153,522
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	233,198
Southern Co. (The), 6.25%	22,549	610,402

		$1,551,351

Food Products — 0.3%
Dairy Farmers of America, 7.875%(4)	4,700	$500,110
Land O’Lakes, Inc., 8.00%(4)	635	662,922
Ocean Spray Cranberries, Inc., 6.25%(4)	540	46,896

		$1,209,928

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	36,888	$976,381

		$976,381

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$243,735

		$243,735

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(5)	29,220	$713,333

		$713,333

Real Estate Investment Trusts (REITs) — 0.4%
Cedar Realty Trust, Inc., Series B, 7.25%	5,850	$151,222
DDR Corp., Series J, 6.50%	25,300	664,378
DDR Corp., Series K, 6.25%	6,500	172,000
Vornado Realty Trust, Series K, 5.70%	21,500	552,980

		$1,540,580

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$950,900

		$950,900

Total Preferred Stocks (identified cost $22,034,566)		$22,697,129

Corporate Bonds & Notes — 27.4%

Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21		400	$422,074
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)		335	235,337
TransDigm, Inc., 6.00%, 7/15/22		1,000	1,017,200

			$1,674,611

Auto Components — 0.5%
Aston Martin Capital, Ltd., 9.25%, 7/15/18(7)	GBP	650	$978,241
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22(7)	GBP	650	983,914

			$1,962,155

Automobiles — 0.1%
FTE Verwaltungs GmbH, 9.00%, 7/15/20(7)	EUR	400	$485,673

			$485,673

Banks — 2.0%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(4)(5)		465	$335,963
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(5)		843	844,581
BNP Paribas SA, 7.375% to 8/19/25, 12/29/49(4)(5)		835	825,606
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)		430	374,100
Citigroup, Inc., Series T, 6.25% to 8/15/26, 12/29/49(5)		558	574,740
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(4)(5)		917	884,679
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(4)(5)		675	623,104
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(5)		520	460,525
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24, 1/29/49(5)		135	149,526
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(5)		1,268	1,271,170
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(5)		298	296,212
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25, 12/29/49(5)		550	528,515
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(5)(7)		854	876,418

			$8,045,139

Building Products — 0.8%
Builders FirstSource, Inc., 7.625%, 6/1/21(4)		215	$227,362
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(4)		1,000	1,050,000
Standard Industries, Inc., 5.125%, 2/15/21(4)		60	62,700
Standard Industries, Inc., 5.50%, 2/15/23(4)		115	120,894
Standard Industries, Inc., 6.00%, 10/15/25(4)		500	541,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	606,000

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Building Products (continued)
USG Corp., 5.875%, 11/1/21(4)		500	$528,815

			$3,137,021

Capital Markets — 0.3%
HRG Group, Inc., 7.875%, 7/15/19		1,000	$1,057,500

			$1,057,500

Casino & Gaming — 0.0%(8)
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$30,750
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	114,813

			$145,563

Chemicals — 0.4%
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		1,000	$885,000
PQ Corp., 6.75%, 11/15/22(4)(9)		35	36,137
W.R. Grace & Co., 5.125%, 10/1/21(4)		750	787,125

			$1,708,262

Commercial Services & Supplies — 1.7%
Befesa Zinc SAU Via Zinc Capital SA, 8.875%, 5/15/18(7)	EUR	900	$1,037,373
Clean Harbors, Inc., 5.125%, 6/1/21		400	405,000
Covanta Holding Corp., 5.875%, 3/1/24		500	497,500
ExamWorks Group, Inc., 5.625%, 4/15/23		500	538,125
GFL Environmental, Inc., 9.875%, 2/1/21(4)		50	53,000
Loxam SAS, 3.50%, 5/3/23(7)(9)	EUR	615	709,030
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(7)	CHF	900	978,057
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(4)(9)		215	224,138
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	554,125
TeamHealth, Inc., 7.25%, 12/15/23(4)		500	532,187
Verisure Holding AB, 6.00%, 11/1/22(7)	EUR	850	1,047,117

			$6,575,652

Communications Equipment — 0.1%
Riverbed Technology, Inc., 8.875%, 3/1/23(4)		535	$540,350

			$540,350

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		550	$602,937
CPUK Finance, Ltd., 7.00%, 2/28/42(7)	GBP	650	994,624

			$1,597,561

Security		Principal Amount* (000’s omitted)	Value

Containers & Packaging — 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc, 6.75%, 5/15/24(7)(9)	EUR	945	$1,082,073
Ball Corp., 4.375%, 12/15/23	EUR	850	1,060,889
Horizon Holdings I SASU, 7.25%, 8/1/23(7)	EUR	850	1,043,856
Smurfit Kappa Acquisitions, 2.75%, 2/1/25(7)	EUR	850	973,147

			$4,159,965

Distributors — 0.5%
Alliance Automotive Finance PLC, 6.25%, 12/1/21(7)	EUR	850	$1,046,611
HD Supply, Inc., 5.75%, 4/15/24(4)		65	68,331
LKQ Italia Bondco SpA, 3.875%, 4/1/24(7)	EUR	600	718,806

			$1,833,748

Diversified Financial Services — 0.8%
Aircastle, Ltd., 5.00%, 4/1/23		75	$76,549
Argos Merger Sub, Inc., 7.125%, 3/15/23(4)		500	512,500
Arrow Global Finance PLC, 4.75%, 5/1/23(5)(7)	EUR	1,270	1,455,014
CIT Group, Inc., 5.25%, 3/15/18		500	516,875
Leucadia National Corp., 6.625%, 10/23/43		494	399,764

			$2,960,702

Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 5.80%, 3/15/22		500	$495,625
CenturyLink, Inc., 7.50%, 4/1/24		100	100,500
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)		875	937,212
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25(4)		65	67,925

			$1,601,262

Electric Utilities — 0.9%
AES Corp. (The), 5.50%, 3/15/24		550	$559,625
Dynegy, Inc., 7.375%, 11/1/22		550	545,875
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)		995	1,150,469
NRG Yield Operating, LLC, 5.375%, 8/15/24		500	472,500
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)		604	467,433
Southern Water Greensand Financing PLC, 8.50%, 4/15/19(7)	GBP	200	327,170

			$3,523,072

Electronic Equipment, Instruments & Components — 0.5%
Manitowoc Foodservice, Inc., 9.50%, 2/15/24(4)		215	$238,650
Rapid Holding GmbH, 6.625%, 11/15/20(7)	EUR	850	1,031,700
Zebra Technologies Corp., 7.25%, 10/15/22		750	815,700

			$2,086,050

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Energy Equipment & Services — 0.0%(8)
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)(10)		467	$39,695

			$39,695

Food Products — 0.4%
Dean Foods Co., 6.50%, 3/15/23(4)		1,000	$1,052,500
Fresh Market, Inc. (The), 9.75%, 5/1/23(4)		175	172,812
Land O’ Lakes, Inc., 8.00%, 12/29/49(4)		240	244,800
TreeHouse Foods, Inc., 6.00%, 2/15/24(4)		180	192,375

			$1,662,487

Food Service — 0.3%
Agrokor d.d., 8.875%, 2/1/20(4)		1,000	$1,070,000

			$1,070,000

Health Care Equipment & Supplies — 2.3%
Alere, Inc., 6.375%, 7/1/23(4)		1,020	$1,042,950
Alere, Inc., 6.50%, 6/15/20		40	39,700
AmSurg Corp., 5.625%, 7/15/22		1,000	1,030,000
Centene Corp., 5.625%, 2/15/21(4)		90	94,725
Centene Corp., 6.125%, 2/15/24(4)		90	94,725
Cerberus Nightingale 1 S.a.r.l., 8.25%, 2/1/20(7)	EUR	850	1,006,268
CHS/Community Health Systems, Inc., 6.875%, 2/1/22		500	457,187
Ephios Bondco PLC, 6.25%, 7/1/22(7)	EUR	850	1,038,893
HCA, Inc., 5.875%, 2/15/26		750	780,000
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(4)		250	260,000
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(4)		750	781,125
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(4)		245	265,519
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(4)		600	564,000
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(4)		1,020	1,035,300
Tenet Healthcare Corp., 6.75%, 6/15/23		600	597,750

			$9,088,142

Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc., 6.50%, 3/1/24(4)		70	$74,025
MEDNAX, Inc., 5.25%, 12/1/23(4)		500	520,000

			$594,025

Hotels, Restaurants & Leisure — 0.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(4)		1,000	$1,038,750
Boyd Gaming Corp., 6.375%, 4/1/26(4)		50	51,375

Security		Principal Amount* (000’s omitted)	Value

Hotels, Restaurants & Leisure (continued)
MGM Growth Properties Operating Partnerhsip, L.P./MGP Escrow Co-Issuer, Inc., 5.625%, 5/1/24(4)		95	$99,097
MGM Resorts International, 6.00%, 3/15/23		550	572,687
Scientific Games International, Inc., 10.00%, 12/1/22		105	87,308

			$1,849,217

Household Durables — 0.3%
Tempur Sealy International, Inc., 6.875%, 12/15/20		1,000	$1,058,750

			$1,058,750

Household Products — 0.9%
Bormioli Rocco Holdings SA, 10.00%, 8/1/18(7)	EUR	850	$1,017,091
Central Garden & Pet Co., 6.125%, 11/15/23		500	527,500
Monitchem HoldCo 2 SA, 6.875%, 6/15/22(7)	EUR	850	896,451
Reynolds Group Holdings, Inc., 5.75%, 10/15/20		500	520,625
Spectrum Brands, Inc., 5.75%, 7/15/25(4)		500	532,825

			$3,494,492

Insurance — 0.4%
Genworth Financial, Inc., 7.625%, 9/24/21		147	$124,215
Genworth Holdings, Inc., 6.515%, 5/22/18		24	23,370
Hub International, Ltd., 7.875%, 10/1/21(4)		500	491,250
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(5)		1,280	899,200

			$1,538,035

Internet & Catalog Retail — 0.3%
Netflix, Inc., 5.50%, 2/15/22(4)		1,000	$1,050,000

			$1,050,000

IT Services — 0.2%
Alliance Data Systems Corp., 5.25%, 11/15/23(7)	EUR	850	$933,158

			$933,158

Media — 2.9%
Acosta, Inc., 7.75%, 10/1/22(4)		1,000	$932,500
Altice Luxembourg SA, 7.25%, 5/15/22(7)	EUR	1,300	1,519,237
Altice US Finance I Corp., 5.50%, 5/15/26(4)		200	202,500
AMC Networks, Inc., 5.00%, 4/1/24		125	125,469
Cable One, Inc., 5.75%, 6/15/22(4)		250	257,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(4)		1,130	1,186,500
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(4)		420	432,600

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Media (continued)
CSC Holdings, LLC, 6.75%, 11/15/21		500	$517,188
Lamar Media Corp., 5.75%, 2/1/26(4)		30	31,800
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(4)		240	246,600
MDC Partners, Inc., 6.50%, 5/1/24(4)		265	275,600
Numericable-SFR S.A., 7.375%, 5/1/26(4)		200	203,250
Numericable-SFR SAS, 5.625%, 5/15/24(7)	EUR	850	1,014,930
Sirius XM Radio, Inc., 5.875%, 10/1/20(4)		500	520,625
Sirius XM Radio, Inc., 6.00%, 7/15/24(4)		500	528,800
Tribune Media Co., 5.875%, 7/15/22(4)		500	497,500
Unitymedia GmbH, 3.75%, 1/15/27(7)	EUR	850	882,047
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(7)	EUR	850	1,009,684
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(4)		200	202,000
Virgin Media Secured Finance PLC, 6.25%, 3/28/29(7)	GBP	650	952,122

			$11,538,452

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)		605	$628,293
Freeport-McMoRan, Inc., 3.875%, 3/15/23		35	29,400
Freeport-McMoRan, Inc., 4.55%, 11/14/24		105	88,856
Teck Resources, Ltd., 2.50%, 2/1/18		35	33,425
Teck Resources, Ltd., 3.00%, 3/1/19		35	32,375

			$812,349

Multi-Utilities — 0.0%(8)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(5)		114	$110,010

			$110,010

Multiline Retail — 0.2%
Dollar Tree, Inc., 5.25%, 3/1/20(4)		500	$521,875
Dollar Tree, Inc., 5.75%, 3/1/23(4)		330	353,513

			$875,388

Oil, Gas & Consumable Fuels — 2.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		1,000	$1,061,250
Antero Resources Corp., 5.375%, 11/1/21		1,000	972,500
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(4)		40	38,600
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(4)		500	495,000
Gulfport Energy Corp., 6.625%, 5/1/23		750	731,250

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)
Memorial Resource Development Corp., 5.875%, 7/1/22	1,035	$947,025
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	525,310
Newfield Exploration Co., 5.625%, 7/1/24	65	66,361
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(4)(5)(10)	783	42,321
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(4)	30	31,650
Rice Energy, Inc., 7.25%, 5/1/23	80	81,200
Sabine Pass LNG, L.P., 7.50%, 11/30/16	1,000	1,023,750
Seven Generations Energy, Ltd., 8.25%, 5/15/20(4)	1,000	1,035,000
SM Energy Co., 5.625%, 6/1/25	40	33,800
SM Energy Co., 6.125%, 11/15/22	125	113,750
United Rentals North America, Inc., 7.625%, 4/15/22	1,000	1,072,500

		$8,271,267

Pharmaceuticals — 0.8%
Alphabet Holding Co., Inc., 7.75%, 11/1/17	1,000	$1,012,127
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 7/15/23(4)	1,000	977,500
NBTY, Inc., 7.625%, 5/15/21(4)(9)	360	369,000
PRA Holdings, Inc., 9.50%, 10/1/23(4)	55	60,775
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(4)	695	587,709
Vizient, Inc., 10.375%, 3/1/24(4)	50	54,625

		$3,061,736

Pipelines — 0.6%
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	105	$102,769
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,020	991,950
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22(4)	1,000	1,030,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	120	101,375
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23	115	105,657
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	20	18,171

		$2,349,922

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(4)	160	$158,600
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(4)	35	36,575

		$195,175

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Retail-Food and Drug — 0.3%
Rite Aid Corp., 6.125%, 4/1/23(4)		1,000	$1,074,375

			$1,074,375

Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology, Inc., 7.50%, 9/15/23(4)		120	$124,500
Microsemi Corp., 9.125%, 4/15/23(4)		575	636,813

			$761,313

Software — 0.4%
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(4)		20	$20,250
Infor (US), Inc., 5.75%, 8/15/20(4)		250	264,375
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(4)		545	572,250
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(4)		775	802,125

			$1,659,000

Specialty Retail — 0.7%
Douglas GmbH, 6.25%, 7/15/22(7)	EUR	850	$1,053,590
Dufry Finance SCA, 4.50%, 8/1/23(7)	EUR	850	1,041,423
Hot Topic, Inc., 9.25%, 6/15/21(4)		750	759,375

			$2,854,388

Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman, 4.75%, 1/1/25		510	$388,872
Western Digital Corp., 7.375%, 4/1/23(4)		585	590,850
Western Digital Corp., 10.50%, 4/1/24(4)		290	282,750

			$1,262,472

Telecommunications — 1.9%
Avaya, Inc., 9.00%, 4/1/19(4)		400	$256,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(4)(5)		789	706,155
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(4)		200	207,500
Interoute Finco PLC, 7.375%, 10/15/20(7)	EUR	850	1,060,305
Level 3 Financing, Inc., 5.25%, 3/15/26(4)		90	91,575
Matterhorn Telecom SA, 3.875%, 5/1/22(7)	EUR	850	948,425
Neptune Finco Corp., 10.875%, 10/15/25(4)		500	557,500
Play Topco SA, 7.75%, 2/28/20(7)(11)	EUR	850	996,895
Sprint Corp., 7.875%, 9/15/23		1,800	1,413,000
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,098,032

			$7,335,387

Security	Principal Amount* (000’s omitted)	Value

Transportation — 0.0%(8)
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(4)	20	$20,000

		$20,000

Total Corporate Bonds & Notes (identified cost $106,287,428)		$107,653,521

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.1%
Hologic, Inc., 0.00%, 12/15/43	$400	$494,250

		$494,250

Utilities — 0.0%(8)
NRG Yield, Inc., 3.25%, 6/1/20(4)	$100	$91,000

		$91,000

Total Convertible Bonds (identified cost $586,568)		$585,250

Exchange-Traded Funds — 2.9%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	61,000	$5,114,850
iShares MSCI Japan ETF	179,358	2,048,269
iShares U.S. Preferred Stock ETF	110,000	4,309,800

Total Exchange-Traded Funds (identified cost $11,274,903)		$11,472,919

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(12)	$9,143	$9,142,515

Total Short-Term Investments (identified cost $9,142,515)		$9,142,515

Total Investments — 99.4% (identified cost $376,226,917)		$391,205,670

Other Assets, Less Liabilities — 0.6%		$2,392,539

Net Assets — 100.0%		$393,598,209

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $45,624,631 or 11.6% of the Portfolio’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $31,139,343 or 7.9% of the Portfolio’s net assets.

(8)	Amount is less than 0.05%.

(9)	When-issued security.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.5%	$221,009,993
United Kingdom	10.1	39,614,090
France	5.3	20,801,714
Japan	3.6	13,905,392
Germany	3.4	13,413,867
Netherlands	2.6	10,260,559
Ireland	2.4	9,514,293
Switzerland	2.2	8,457,274
Luxembourg	1.4	5,615,254
Denmark	1.3	5,068,088
Sweden	1.1	4,312,850
Italy	1.1	4,189,919
Belgium	1.0	3,828,417
Canada	0.8	3,242,550
Israel	0.8	3,047,185
Spain	0.7	2,811,580
Australia	0.7	2,787,379
China	0.4	1,658,288
Croatia	0.3	1,070,000
Poland	0.3	996,895
Norway	0.3	991,416
Brazil	0.2	752,384
Colombia	0.2	706,155
Finland	0.2	602,355
Chile	0.1	554,229
New Zealand	0.1	520,625
Exchange-Traded Funds	2.9	11,472,919

Total Investments	100.0%	$391,205,670

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	615,000	USD	694,553	State Street Bank and Trust Company	5/3/16	$9,653	$—
USD	1,241,885	CHF	1,206,348	Citibank, N.A.	5/31/16	—	(17,102)
USD	1,241,933	CHF	1,206,348	Standard Chartered Bank	5/31/16	—	(17,055)
USD	1,242,406	CHF	1,206,348	State Street Bank and Trust Company	5/31/16	—	(16,581)
USD	4,617,594	EUR	4,078,023	Citibank, N.A.	5/31/16	—	(55,704)
USD	4,617,586	EUR	4,078,023	Standard Chartered Bank	5/31/16	—	(55,712)
USD	4,618,402	EUR	4,078,023	State Street Bank and Trust Company	5/31/16	—	(54,897)
USD	7,031,294	SEK	56,913,334	Citibank, N.A.	5/31/16	—	(62,794)
USD	3,517,468	SEK	28,456,667	Standard Chartered Bank	5/31/16	—	(29,576)
USD	3,518,414	SEK	28,456,667	State Street Bank and Trust Company	5/31/16	—	(28,630)

						$9,653	$(338,051)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures
E-mini S&P 500 Index	112	Long	Jun-16	$11,360,160	$11,530,960	$170,800
Euro Stoxx 50 Index	229	Short	Jun-16	(7,679,126)	(7,819,674)	(140,548)
OMX Stockholm 30 Index	256	Short	May-16	(4,239,065)	(4,313,910)	(74,845)

						$(44,593)
Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

OMX Stockholm 30 Index:  Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

Currency Abbreviations:

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
SEK	–	Swedish Krona
USD	–	United States Dollar

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $367,084,402)	$382,063,155
Affiliated investment, at value (identified cost, $9,142,515)	9,142,515
Cash	2,244,303
Restricted cash*	789,025
Interest and dividends receivable	2,646,017
Interest receivable from affiliated investment	8,708
Receivable for investments sold	9,189,320
Securities lending income receivable	4,088
Receivable for variation margin on open financial futures contracts	620,180
Receivable for open forward foreign currency exchange contracts	9,653
Tax reclaims receivable	1,982,307
Receivable from affiliate	29,371
Total assets	$408,728,642

Liabilities
Payable for investments purchased	$11,746,234
Payable for when-issued securities	2,386,377
Payable for open forward foreign currency exchange contracts	338,051
Due to custodian — foreign currency, at value (identified cost, $357,666)	416,101
Payable to affiliates:
Investment adviser fee	209,205
Trustees’ fees	1,818
Accrued expenses	32,647
Total liabilities	$15,130,433
Net Assets applicable to investors’ interest in Portfolio	$393,598,209

Sources of Net Assets
Investors’ capital	$379,046,280
Net unrealized appreciation	14,551,929
Total	$393,598,209

*	Represents restricted cash on deposit at the broker as collateral for open derivative contracts.

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2016(1)
Dividends (net of foreign taxes, $616,688)	$2,094,070
Interest (net of foreign taxes, $2,649)	622,341
Interest allocated from affiliated investment	11,093
Securities lending income, net	3,100
Expenses allocated from affiliated investment	(1,033)
Total investment income	$2,729,571

Expenses
Investment adviser fee	$236,736
Trustees’ fees and expenses	1,818
Custodian fee	25,768
Legal and accounting services	14,294
Miscellaneous	10,605
Total expenses	$289,221

Net investment income	$2,440,350

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$518,534
Investment transactions allocated from affiliated investment	108
Financial futures contracts	1,417,404
Foreign currency and forward foreign currency exchange contract transactions	(1,391,350)
Net realized gain	$544,696
Change in unrealized appreciation (depreciation) —
Investments	$7,252,982
Financial futures contracts	(1,789,322)
Foreign currency and forward foreign currency exchange contracts	474,742
Net change in unrealized appreciation (depreciation)	$5,938,402

Net realized and unrealized gain	$6,483,098

Net increase in net assets from operations	$8,923,448

(1)	For the period from the start of business, March 28, 2016, to April 30, 2016.

29	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2016 (Unaudited)(1)
From operations —
Net investment income	$2,440,350
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	544,696
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	5,938,402
Net increase in net assets from operations	$8,923,448
Capital transactions —
Contributions	$3,629,187
Withdrawals	(4,875,792)
Portfolio transaction fee	16,824
Assets contributed by Eaton Vance Global Income Builder Fund	385,904,542
Net increase in net assets from capital transactions	$384,674,761

Net increase in net assets	$393,598,209

Net Assets
At beginning of period	$—
At end of period	$393,598,209

(1)	For the period from the start of business, March 28, 2016, to April 30, 2016.

30	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Supplementary Data

Ratios/Supplemental Data	Period Ended April 30, 2016 (Unaudited)(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.80	%(3)
Net investment income	6.69	%(3)
Portfolio Turnover	20	%(2)

Total Return	1.99	%(2)

Net assets, end of period (000’s omitted)	$393,598

(1)	For the period from the start of business, March 28, 2016, to April 30, 2016.

(2)	Not annualized.

(3)	Annualized.

31	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 99.2% and 0.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

32

Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

33

Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and or/other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $236,736 or 0.65% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the period ended April 30, 2016, BMR reimbursed the Portfolio $29,371 for a trading error. The reimbursement by BMR of such amount was less than $0.01 per share and had no impact on total return.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Transfer of Assets

Investment operations began on March 28, 2016 with the transfer of investments and related assets by Eaton Vance Global Income Builder Fund of $385,904,542, including net unrealized appreciation of $8,613,527, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, in-kind transactions and investments acquired in the transfer of assets as described in Note 3, aggregated $78,805,447 and $74,614,466, respectively, for the period ended April 30, 2016. In-kind purchases and sales for the period ended April 30, 2016 aggregated $2,881,386 and $0, respectively.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$377,376,146

Gross unrealized appreciation	$23,579,028
Gross unrealized depreciation	(9,749,504)

Net unrealized appreciation	$13,829,524

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the

34

Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk:  Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the period ended April 30, 2016.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $338,051. At April 30, 2016, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$170,800	(1)	$(215,393	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	9,653	(2)	(338,051	)(3)

Total		$180,453		$(553,444)

Derivatives not subject to master netting or similar agreements		$170,800		$(215,393)

Total Derivatives subject to master netting or similar agreements		$9,653		$(338,051)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

35

Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$9,653	$(9,653)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(135,600)	$—	$—	$—	$(135,600)
Standard Chartered Bank	(102,343)	—	—	—	(102,343)
State Street Bank and Trust Company	(100,108)	9,653	—	—	(90,455)

	$(338,051)	$9,653	$—	$—	$(328,398)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the period ended April 30, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$1,417,404	$(1,789,322)
Foreign Exchange	Forward foreign currency exchange contracts	(1,321,570)	496,165

Total		$95,834	$(1,293,157)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the period ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$27,813,000	$29,872,000	$37,731,000

36

Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period ended April 30, 2016.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by noncash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Noncash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At April 30, 2016, the Portfolio had no securities on loan.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

Global Income Builder Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$16,172,557	$16,179,496	$—	$32,352,053
Consumer Staples	13,546,284	16,647,384	—	30,193,668
Energy	10,951,229	5,105,942	—	16,057,171
Financials	27,641,698	19,145,285	—	46,786,983
Health Care	18,812,030	15,843,833	—	34,655,863
Industrials	17,315,381	11,358,235	—	28,673,616
Information Technology	21,625,845	11,894,487	—	33,520,332
Materials	—	1,838,722	—	1,838,722
Telecommunication Services	—	6,852,320	—	6,852,320
Utilities	5,088,397	3,635,211	—	8,723,608

Total Common Stocks	$131,153,421	$108,500,915 *	$—	$239,654,336

Preferred Stocks
Consumer Staples	$—	$1,209,928	$—	$1,209,928
Energy	—	713,333	—	713,333
Financials	9,458,116	8,544,285	—	18,002,401
Industrials	—	976,381	—	976,381
Utilities	1,087,335	707,751	—	1,795,086

Total Preferred Stocks	$10,545,451	$12,151,678	$—	$22,697,129

Corporate Bonds & Notes	$—	$107,653,521	$—	$107,653,521
Convertible Bonds	—	585,250	—	585,250
Exchange-Traded Funds	11,472,919	—	—	11,472,919
Short-Term Investments	—	9,142,515	—	9,142,515

Total Investments	$153,171,791	$238,033,879	$—	$391,205,670

Forward Foreign Currency Exchange Contracts	$—	$9,653	$—	$9,653
Futures Contracts	170,800	—	—	170,800

Total	$153,342,591	$238,043,532	$—	$391,386,123

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(338,051)	$—	$(338,051)
Futures Contracts	—	(215,393)	—	(215,393)

Total	$—	$(553,444)	$—	$(553,444)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

38

Eaton Vance

Global Income Builder Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements including, with respect to the Sub-adviser (defined below), information provided in connection with the meeting of the Board held on November 16, 2015.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

39

Eaton Vance

Global Income Builder Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Income Builder Fund (formerly Eaton Vance Global Dividend Income Fund) (the “Fund”) with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of the Adviser, an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s personnel in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered

40

Eaton Vance

Global Income Builder Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

41

Eaton Vance

Global Dividend Income Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management (the “EVM”) or its affiliates (the “Eaton Vance Funds”) held on November 16, 2015, the Board, including a majority of the Independent Trustees, voted to approve a sub-advisory agreement for Eaton Vance Management (International) Limited (“EVMI” or the “Sub-adviser”) with respect to Eaton Vance Global Dividend Income Fund (the “Fund”). EVMI is a subsidiary of EVM. Boston Management and Research, which is also a subsidiary of EVM, serves as the investment adviser of the Fund (the “Adviser”).

In considering the proposal to appoint EVMI as a sub-adviser of the Fund, the Board reviewed information furnished for the November 16, 2015 meeting, as well as information previously furnished throughout the year at the meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. The investment personnel of the Sub-adviser who will be primarily responsible for the day-to-day management of assets for the Fund under the sub-advisory agreement have been providing substantially the same services for the Fund under the direct supervision of the Adviser. Accordingly, the Board also considered information provided by the Adviser in connection with the most recent approval of the Fund’s investment advisory agreement, which occurred in April 2015 (the “2015 Approval Process”). A description of the material factors considered and conclusions reached by the Board as part of the 2015 Approval Process are described in the Fund’s semi-annual report to shareholders dated April 30, 2015.

Information considered by the Board relating to the proposed sub-advisory agreement included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the sub-advisory fees to be paid by the Adviser to the Sub-adviser;

•	Comparative information concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•	The procedures and processes to be used to determine the fair value of fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the Sub-adviser’s policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits expected to be received by the Sub-adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of the Sub-adviser, together with information relating to compliance with and the administration;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by the Sub-adviser, (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates, including the Sub-adviser;

•	A description of the Adviser’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters; and

Other Relevant Information

•	The terms of the investment advisory agreement and sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the sub-advisory agreement are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the sub-advisory agreement for the Fund.

42

Eaton Vance

Global Dividend Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Sub-adviser.

The Board considered the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. The Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s personnel in investing in equity securities, including investing in both U.S. and foreign common stocks in the context of other Eaton Vance Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as other factors, such as the reputation and resources of the Sub-Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad.

The Board considered the compliance programs of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the sub-advisory agreement.

Performance, Management Fees, Profitability and Economies of Scale

The Board considered the fact that, as part of the 2015 Approval Process, the Board had concluded that (i) the performance of the Fund is satisfactory, (ii) the management fees are reasonable, (iii) the profits being realized by the Adviser and its affiliates with respect to the Fund are reasonable and (iv) the Fund currently shares in the benefits of economies of scale and the structure of the advisory fee, which includes breakpoints at several asset levels, allows the Fund to benefit from economies of scale in the future. In considering whether to approve the sub-advisory agreement, the Board considered the fact that EVMI is an affiliate of the Adviser, the appointment of EVMI as the sub-adviser of the Fund will not result in a change in the personnel who are primarily responsible for the day-to-day management of the assets of the Fund, the terms of the advisory agreement (including the fees payable thereunder) will not change, and the Adviser will be responsible for the payment of all fees of the Sub-adviser under the sub-advisory agreement. Accordingly, the Board concluded that the appointment of EVMI as a sub-adviser of the Fund is not expected to adversely affect the performance of the Fund, the reasonableness of the management fees payable to the Adviser by the Fund, the profits to be realized by the Adviser and its affiliates in managing the Fund or the extent to which the Fund can be expected to benefit from economies of scale in the future. The Board recognized that continuation of the advisory agreement and the sub-advisory agreement for an additional one-year term will be considered by the Board as part of the 2016 annual contract review process, which will begin in January 2016, and that updated information regarding each of these matters would be reviewed by the Board as part of that process.

43

Global Dividend Income Portfolio

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 9, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Global Dividend Income Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”).

Prior to voting its approval of the investment advisory agreement, the Board received information from the Adviser and its affiliate, Eaton Vance Management (together, “Eaton Vance”), that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by Eaton Vance for the February 9, 2015 meeting relating specifically to the Portfolio, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds, including an existing Eaton Vance Fund (the “Existing Fund”) with the same investment objective, investment strategies, portfolio managers and contractual management fee rates as those of the Portfolio. The Board noted that the Existing Fund is expected to convert to a master-feeder structure by contributing its assets to the Portfolio in exchange for an interest in the Portfolio.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees payable by the Existing Fund with the fees payable by comparable funds identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing the total expense ratio, and its components, of the Existing Fund with those of comparable funds;

•	Data comparing the advisory and related fees payable by the Portfolio with fees payable by comparable funds;

•	A report from an independent data provider comparing the investment performance of the Existing Fund to the investment performance of comparable funds over various time periods;

•	Data comparing the investment performance of the Existing Fund with the performance of benchmark indices over various time periods;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio;

•	Profitability analyses for Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;

44

Global Dividend Income Portfolio

April 30, 2016

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement for the Portfolio. The conclusions reached with respect to the investment advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments held by the Existing Fund (and to be held by the Portfolio), including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio had not yet commenced operations when the contract was approved, it had no performance record. As indicated above, however, the Board did consider the investment performance of the Existing Fund in approving the investment advisory agreement for the Portfolio.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory services (referred to as “management fees”), as well as the management fees payable by the Existing Fund, which are the same. As part of its review, the Board considered the management fees of the Existing Fund and the Portfolio, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the Portfolio for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Existing Fund. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Existing Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Existing Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Portfolio, the profits expected to be realized by the Adviser and its affiliates with respect to the Portfolio will be reasonable.

45

Global Dividend Income Portfolio

April 30, 2016

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

46

Global Income Builder Portfolio

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management (the “EVM”) or its affiliates (the “Eaton Vance Funds”) held on February 10-11, 2016, the Board, including a majority of the Independent Trustees, voted to approve a sub-advisory agreement for Eaton Vance Management (International) Limited (“EVMI” or the “Sub-adviser”) with respect to Global Income Builder Portfolio (formerly Global Dividend Income Portfolio) (the “Portfolio”). EVMI is a subsidiary of EVM. Boston Management and Research (“BMR”), which is also a subsidiary of EVM, serves as the investment adviser of the Portfolio (BMR and EVM are referred to together herein as the “Adviser”).

In considering the proposal to appoint EVMI as a sub-adviser of the Portfolio, the Board reviewed information furnished for its February 10-11, 2016 meeting and other meetings of the Board and its Committees held throughout the year, including meetings at which the Board or its Committees considered other investment advisory and sub-advisory agreements for the Portfolio and other Eaton Vance Funds. Among other things, the Board considered information provided with respect to the investment advisory and sub-advisory agreements for an existing Eaton Vance Fund (the “Existing Fund”) with the same investment objective, investment strategies, portfolio managers and contractual management fee rates as those of the Portfolio. EVM serves as the adviser and EVMI serves as a sub-adviser of the Existing Fund. The Board noted that the Existing Fund is expected to operate in a master-feeder structure with the Portfolio by contributing its assets to the Portfolio in exchange for an interest in the Portfolio. The Board further noted that the investment personnel of the Sub-adviser who will be primarily responsible for the day-to-day management of assets of the Portfolio under the sub-advisory agreement have been providing substantially the same services for the Existing Fund. Accordingly, in evaluating the proposal to appoint EVMI as a sub-adviser of the Portfolio, the Board considered information provided in connection with the most recent approval of (i) the Portfolio’s investment advisory agreement with BMR , which occurred in February 2015, (ii) the Existing Fund’s investment advisory agreement with EVM, which occurred in April 2015 and (iii) the sub-advisory agreement with EVMI for the Existing Fund, which occurred in November 2015 (collectively, the “Prior Approvals”).

Information considered by the Board relating to the proposed sub-advisory agreement included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio and the sub-advisory fees to be paid by BMR to the Sub-adviser;

•	Comparative information concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;

•	The procedures and processes to be used to determine the fair value of fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the Sub-adviser’s policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions

•

Information about the allocation of brokerage transactions and the benefits expected to be received by the Sub-adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and, if applicable, investment accounts;

•	The Code of Ethics of the Sub-adviser, together with information relating to compliance with and the administration of the Code;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by the Sub-adviser, (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates, including the Sub-adviser;

•	A description of the Adviser’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters; and

Other Relevant Information

•

The terms of the investment advisory agreement and sub-advisory agreement of the Portfolio, which are substantially the same as the terms of the investment advisory agreement and sub-advisory agreement of the Existing Fund.

47

Global Income Builder Portfolio

April 30, 2016

Board of Trustees’ Contract Approval — continued

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the sub-advisory agreement are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Sub-adviser.

The Board considered the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s abilities and experience in implementing the Portfolio’s investment strategy. In particular, the Board considered the abilities and experience of the Sub-adviser’s personnel in analyzing special considerations relevant to investing in dividend-paying common and preferred stocks. The Board also took into account the resources dedicated to portfolio management and other services, as well as other factors, such as the reputation and resources of the Sub-Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the Portfolio of having portfolio management services involving investments in international equities provided by investment professionals located abroad.

The Board considered the compliance programs of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Sub-adviser, taken as a whole, will be appropriate and consistent with the terms of the sub-advisory agreement.

Performance

Because the Portfolio had not yet commenced operations when the sub-advisory agreement was approved, the Portfolio had no performance record. In connection with the Prior Approvals, however, the Board considered the investment performance of the Existing Fund and concluded that such performance was satisfactory.

Management Fees, Profitability and Economies of Scale

The Board considered the fact that, in connection with the Prior Approvals, the Board had concluded with respect to the Existing Fund and the Portfolio that (i) the management fees are reasonable, (ii) the profits being realized by EVM and its affiliates with respect to the Existing Fund are reasonable and the profits expected to be realized by BMR and its affiliates with respect to the Portfolio will be reasonable and (iii) the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Existing Fund and the Portfolio to benefit from economies of scale in the future. In considering whether to approve the sub-advisory agreement for the Portfolio, the Board considered the fact that EVMI is an affiliate of the Adviser, the appointment of EVMI as the sub-adviser of the Portfolio will not result in a change in the personnel who are primarily responsible for the day-to-day management of the assets of the Portfolio, the terms of the advisory agreement (including the fees payable thereunder) will not change, and BMR will be responsible for the payment of all fees of the Sub-adviser under the sub-advisory agreement. Accordingly, the Board concluded that the appointment of EVMI as a sub-adviser of the Portfolio is not expected to adversely affect the performance of the Portfolio (or any Eaton Vance Fund investing in the Portfolio), the reasonableness of the management fees payable to BMR by the Portfolio, the profits to be realized by BMR and its affiliates in managing the Portfolio or the extent to which the Portfolio can be expected to benefit from economies of scale in the future.

48

Eaton Vance

Global Income Builder Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Michael A. Allison

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.16

Eaton Vance

Global Macro Absolute

Return Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Global Macro Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	60

Officers and Trustees	63

Important Notices	64

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	10/31/1997	1.23%	0.59%	1.33%	3.96%
Class A with 4.75% Maximum Sales Charge	—	—	–3.61	–4.20	0.35	3.45
Class C at NAV	10/01/2009	10/31/1997	0.94	–0.09	0.64	3.48
Class C with 1% Maximum Sales Charge	—	—	–0.04	–1.04	0.64	3.48
Class I at NAV	06/27/2007	10/31/1997	1.52	0.93	1.66	4.22
Class R at NAV	04/08/2010	10/31/1997	1.23	0.37	1.14	3.83
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.14%	0.15%	0.08%	1.11%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.07%	1.77%	0.77%	1.27%
Net			1.04	1.74	0.74	1.24

Fund Profile4

Asset Allocation (% of net assets)5

*	Net of securities sold short.

Foreign Currency Exposure (% of net assets)6

Sweden	4.6%		Singapore	–2.7%
Iceland	4.5		Peru	–3.2
Serbia	3.4		United Arab Emirates	–3.2
Romania	3.1		United Kingdom	–3.6
Indonesia	2.6		Oman	–5.2
India	2.0		China	–8.4
Lebanon	1.4		Euro	–15.6
Dominican Republic	1.0		Total Long	25.5
Other	1.1	*	Total Short	–46.0
WTI Crude Oil	–1.1		Total Net	–20.5
South Africa	–1.2

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Portfolio (the Portfolio) into which the Fund invests. Performance of Class C and Class R is linked to Class A of the Fund. Linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception.

[3]	The Gross Expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios are not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,012.30	$5.30	1.06%
Class C	$1,000.00	$1,009.40	$8.79	1.76%
Class I	$1,000.00	$1,015.20	$3.81	0.76%
Class R	$1,000.00	$1,012.30	$6.30	1.26%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.32	1.06%
Class C	$1,000.00	$1,016.10	$8.82	1.76%
Class I	$1,000.00	$1,021.10	$3.82	0.76%
Class R	$1,000.00	$1,018.60	$6.32	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Global Macro Portfolio, at value (identified cost, $4,415,035,801)	$4,339,126,149
Receivable for Fund shares sold	9,630,902
Total assets	$4,348,757,051

Liabilities
Payable for Fund shares redeemed	$15,551,126
Payable to affiliates:
Distribution and service fees	359,619
Trustees’ fees	43
Accrued expenses	734,388
Total liabilities	$16,645,176
Net Assets	$4,332,111,875

Sources of Net Assets
Paid-in capital	$4,807,053,962
Accumulated net realized loss from Portfolio	(419,396,533)
Accumulated undistributed net investment income	20,364,098
Net unrealized depreciation from Portfolio	(75,909,652)
Total	$4,332,111,875

Class A Shares
Net Assets	$518,125,230
Shares Outstanding	57,667,416
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.98
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.43

Class C Shares
Net Assets	$279,284,767
Shares Outstanding	30,988,622
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.01

Class I Shares
Net Assets	$3,533,783,702
Shares Outstanding	394,100,738
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.97

Class R Shares
Net Assets	$918,176
Shares Outstanding	102,008
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest allocated from Portfolio (net of foreign taxes, $838,525)	$107,425,622
Dividends allocated from Portfolio (net of foreign taxes, $50,433)	290,516
Expenses, excluding interest expense, allocated from Portfolio	(13,081,516)
Interest expense allocated from Portfolio	(633,326)
Total investment income from Portfolio	$94,001,296

Expenses
Distribution and service fees
Class A	$795,539
Class C	1,439,863
Class R	2,296
Trustees’ fees and expenses	251
Custodian fee	29,875
Transfer and dividend disbursing agent fees	2,171,251
Legal and accounting services	56,854
Printing and postage	126,613
Registration fees	58,869
Miscellaneous	22,000
Total expenses	$4,703,411

Net investment income	$89,297,885

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $12,765)	$(52,625,044)
Written options and swaptions	11,114,209
Securities sold short	(402,761)
Futures contracts	(38,824,708)
Swap contracts	(11,337,726)
Foreign currency and forward foreign currency exchange contract transactions	24,529
Non-deliverable bond forward contracts	505,993
Net realized loss	$(91,545,508)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $284,644 and net increase of $2,206,109 from precious metals)	$127,190,719
Written options and swaptions	2,470,284
Securities sold short	(547,985)
Futures contracts	324,945
Swap contracts	17,448,928
Foreign currency and forward foreign currency exchange contracts	(83,928,718)
Non-deliverable bond forward contracts	795,351
Net change in unrealized appreciation (depreciation)	$63,753,524

Net realized and unrealized loss	$(27,791,984)

Net increase in net assets from operations	$61,505,901

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$89,297,885	$174,412,074
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(91,545,508)	90,620,355
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	63,753,524	(194,341,847)
Net increase in net assets from operations	$61,505,901	$70,690,582
Distributions to shareholders —
From net investment income
Class A	$(17,074,389)	$(22,821,035)
Class C	(8,137,330)	(9,979,574)
Class I	(117,064,126)	(136,685,035)
Class R	(28,563)	(27,892)
Total distributions to shareholders	$(142,304,408)	$(169,513,536)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$95,211,791	$164,199,913
Class C	15,633,928	35,350,308
Class I	812,153,678	1,421,025,885
Class R	173,232	334,263
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	16,325,865	21,730,266
Class C	6,729,432	8,129,911
Class I	63,834,376	77,454,542
Class R	28,563	27,892
Cost of shares redeemed
Class A	(136,943,770)	(267,495,486)
Class C	(40,170,807)	(102,991,573)
Class I	(726,133,436)	(1,140,586,429)
Class R	(168,903)	(268,164)
Net increase in net assets from Fund share transactions	$106,673,949	$216,911,328

Net increase in net assets	$25,875,442	$118,088,374

Net Assets
At beginning of period	$4,306,236,433	$4,188,148,059
At end of period	$4,332,111,875	$4,306,236,433

Accumulated undistributed net investment income included in net assets
At end of period	$20,364,098	$73,370,621

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.160		$9.370	$9.420	$9.900	$9.960	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.179		$0.372	$0.329	$0.270	$0.369	$0.289
Net realized and unrealized loss	(0.067)		(0.224)	(0.021)	(0.392)	(0.071)	(0.247)

Total income (loss) from operations	$0.112		$0.148	$0.308	$(0.122)	$0.298	$0.042

Less Distributions
From net investment income	$(0.292)		$(0.358)	$(0.322)	$(0.145)	$(0.313)	$(0.371)
From net realized gain	—		—	—	—	(0.045)	—
Tax return of capital	—		—	(0.036)	(0.213)	—	(0.031)

Total distributions	$(0.292)		$(0.358)	$(0.358)	$(0.358)	$(0.358)	$(0.402)

Net asset value — End of period	$8.980		$9.160	$9.370	$9.420	$9.900	$9.960

Total Return(2)	1.23	%(3)	1.58%	3.34%	(1.28)%	3.06%	0.40%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$518,125		$553,640	$648,306	$1,134,462	$1,557,259	$1,786,581
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.06	%(7)	1.07%	1.17%	1.32%	1.32%	1.14%
Net investment income	3.99	%(7)	3.98%	3.51%	2.77%	3.72%	2.83%
Portfolio Turnover of the Portfolio	29	%(3)	66%	66%	56%	39%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.12%, 0.31%, 0.30% and 0.10% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.180		$9.390	$9.430	$9.910	$9.960	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.148		$0.307	$0.264	$0.203	$0.299	$0.217
Net realized and unrealized loss	(0.062)		(0.231)	(0.018)	(0.397)	(0.063)	(0.249)

Total income (loss) from operations	$0.086		$0.076	$0.246	$(0.194)	$0.236	$(0.032)

Less Distributions
From net investment income	$(0.256)		$(0.286)	$(0.257)	$(0.116)	$(0.241)	$(0.303)
From net realized gain	—		—	—	—	(0.045)	—
Tax return of capital	—		—	(0.029)	(0.170)	—	(0.025)

Total distributions	$(0.256)		$(0.286)	$(0.286)	$(0.286)	$(0.286)	$(0.328)

Net asset value — End of period	$9.010		$9.180	$9.390	$9.430	$9.910	$9.960

Total Return(2)	0.94	%(3)	0.91%	2.55%	(2.01)%	2.41%	(0.33)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$279,285		$302,451	$368,893	$600,977	$818,826	$1,047,345
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.76	%(7)	1.77%	1.87%	2.02%	2.02%	1.84%
Net investment income	3.29	%(7)	3.28%	2.81%	2.08%	3.02%	2.13%
Portfolio Turnover of the Portfolio	29	%(3)	66%	66%	56%	39%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.12%, 0.31%, 0.30% and 0.10% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.140		$9.360	$9.410	$9.890	$9.950	$10.310

Income (Loss) From Operations
Net investment income(1)	$0.193		$0.399	$0.357	$0.296	$0.398	$0.318
Net realized and unrealized loss	(0.056)		(0.231)	(0.019)	(0.388)	(0.070)	(0.247)

Total income (loss) from operations	$0.137		$0.168	$0.338	$(0.092)	$0.328	$0.071

Less Distributions
From net investment income	$(0.307)		$(0.388)	$(0.349)	$(0.157)	$(0.343)	$(0.398)
From net realized gain	—		—	—	—	(0.045)	—
Tax return of capital	—		—	(0.039)	(0.231)	—	(0.033)

Total distributions	$(0.307)		$(0.388)	$(0.388)	$(0.388)	$(0.388)	$(0.431)

Net asset value — End of period	$8.970		$9.140	$9.360	$9.410	$9.890	$9.950

Total Return(2)	1.52	%(3)	1.80%	3.68%	(0.98)%	3.37%	0.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,533,784		$3,449,243	$3,170,124	$4,493,643	$4,107,110	$3,658,008
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	0.76	%(7)	0.77%	0.87%	1.02%	1.02%	0.85%
Net investment income	4.29	%(7)	4.28%	3.81%	3.04%	4.03%	3.13%
Portfolio Turnover of the Portfolio	29	%(3)	66%	66%	56%	39%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.12%, 0.31%, 0.30% and 0.11% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.170		$9.380	$9.430	$9.910	$9.970	$10.330

Income (Loss) From Operations
Net investment income(1)	$0.171		$0.353	$0.312	$0.248	$0.350	$0.269
Net realized and unrealized loss	(0.059)		(0.225)	(0.024)	(0.390)	(0.072)	(0.249)

Total income (loss) from operations	$0.112		$0.128	$0.288	$(0.142)	$0.278	$0.020

Less Distributions
From net investment income	$(0.282)		$(0.338)	$(0.304)	$(0.137)	$(0.293)	$(0.351)
From net realized gain	—		—	—	—	(0.045)	—
Tax return of capital	—		—	(0.034)	(0.201)	—	(0.029)

Total distributions	$(0.282)		$(0.338)	$(0.338)	$(0.338)	$(0.338)	$(0.380)

Net asset value — End of period	$9.000		$9.170	$9.380	$9.430	$9.910	$9.970

Total Return(2)	1.23	%(3)	1.36%	3.12%	(1.58)%	2.95%	0.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$918		$903	$825	$785	$760	$702
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.26	%(7)	1.27%	1.36%	1.52%	1.52%	1.34%
Net investment income	3.79	%(7)	3.77%	3.33%	2.54%	3.53%	2.63%
Portfolio Turnover of the Portfolio	29	%(3)	66%	66%	56%	39%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.12%, 0.31%, 0.30% and 0.10% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (96.5% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

12

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2016, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $256,656,794 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2015, $97,406,421 are short-term and $159,250,373 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2016, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $328,953 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,732 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $795,539 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $1,079,897 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $1,148 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the

13

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $359,966 and $1,148 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $1,000 and $7,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $235,447,303 and $262,411,068, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	10,533,282	17,582,726
Issued to shareholders electing to receive payments of distributions in Fund shares	1,806,672	2,331,205
Redemptions	(15,132,919)	(28,644,804)

Net decrease	(2,792,965)	(8,730,873)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,721,636	3,777,464
Issued to shareholders electing to receive payments of distributions in Fund shares	742,371	870,253
Redemptions	(4,420,592)	(11,005,029)

Net decrease	(1,956,585)	(6,357,312)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	89,949,927	152,740,054
Issued to shareholders electing to receive payments of distributions in Fund shares	7,080,814	8,325,927
Redemptions	(80,264,353)	(122,544,431)

Net increase	16,766,388	38,521,550

14

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	19,117	35,933
Issued to shareholders electing to receive payments of distributions in Fund shares	3,155	2,990
Redemptions	(18,661)	(28,430)

Net increase	3,611	10,493

15

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 78.0%

Security		Principal Amount (000’s omitted)	Value

Albania — 1.3%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$3,973,202
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	4,104,680
Republic of Albania, 5.75%, 11/12/20(1)	EUR	42,168	51,224,286

Total Albania			$59,302,168

Angola — 0.8%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	34,702	$35,092,018

Total Angola			$35,092,018

Argentina — 1.5%
Republic of Argentina, 0.75%, 2/22/17	USD	7,960	$7,523,872
Republic of Argentina, 0.75%, 6/9/17	USD	8,370	7,799,082
Republic of Argentina, 0.75%, 9/21/17	USD	7,739	6,888,890
Republic of Argentina, 1.75%, 10/28/16	USD	7,627	7,374,546
Republic of Argentina, 2.40%, 3/18/18	USD	5,616	4,999,142
Republic of Argentina, 6.25%, 4/22/19(2)	USD	33,060	34,365,870

Total Argentina			$68,951,402

Armenia — 0.8%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	37,014	$36,967,732

Total Armenia			$36,967,732

Bangladesh — 0.3%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	$1,372,472
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	4,009,146
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,955,159
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,871,107
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,187,596

Total Bangladesh			$11,395,480

Barbados — 0.6%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	27,275	$22,501,875
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,291	2,715,075
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,200	2,184,600

Total Barbados			$27,401,550

Security		Principal Amount (000’s omitted)	Value

Belarus — 1.2%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	50,850	$53,646,750

Total Belarus			$53,646,750

Brazil — 3.8%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	22,145	$22,886,858
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	569,000	147,403,137

Total Brazil			$170,289,995

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	1,572,018	$2,346,296
Titulo Propiedad UD, 1.63%, 7/13/16(3)	CRC	175,250	322,054

Total Costa Rica			$2,668,350

Croatia — 5.3%
Croatia Government International Bond, 3.00%, 3/11/25(1)	EUR	31,377	$34,131,834
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	198,291	206,227,598

Total Croatia			$240,359,432

Cyprus — 1.5%
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,136	$16,465,648
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	14,000	16,482,772
Republic of Cyprus, 4.625%, 2/3/20(1)(2)	EUR	9,538	11,617,736
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	20,564	25,018,492

Total Cyprus			$69,584,648

Dominican Republic — 1.8%
Dominican Republic International Bond, 5.50%, 1/27/25(2)	USD	9,794	$9,806,243
Dominican Republic International Bond, 7.50%, 5/6/21(1)	USD	9,114	10,002,615
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	12,249	14,300,707
Dominican Republic International Bond, 8.625%, 4/20/27(2)	USD	1,384	1,601,980
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	824,100	18,439,060
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	39,400	905,226
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	854,700	20,333,146
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	258,000	5,922,832

Total Dominican Republic			$81,311,809

16	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Ecuador — 1.6%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	43,572	$38,016,570
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	33,926	29,600,435
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	3,199	3,039,050

Total Ecuador			$70,656,055

Egypt — 0.3%
Arab Republic of Egypt, 5.875%, 6/11/25(2)	USD	12,500	$11,250,000

Total Egypt			$11,250,000

Fiji — 0.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,555	$39,035,841

Total Fiji			$39,035,841

Georgia — 0.2%
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,155	$481,051
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	377,554
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,232	1,002,806
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,908,101
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,968	999,567

Total Georgia			$7,769,079

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$19,339,249

Total Germany			$19,339,249

Honduras — 0.6%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	5,163	$5,498,595
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	19,631	22,232,108

Total Honduras			$27,730,703

Iceland — 5.6%
Republic of Iceland, 5.875%, 5/11/22(1)	USD	100,000	$114,111,600
Republic of Iceland, 6.25%, 2/5/20	ISK	5,464,475	42,465,759
Republic of Iceland, 6.50%, 1/24/31	ISK	1,432,049	11,592,521
Republic of Iceland, 7.25%, 10/26/22	ISK	3,538,806	25,501,774
Republic of Iceland, 8.00%, 6/12/25	ISK	4,172,907	35,633,763
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	23,542,951

Total Iceland			$252,848,368

Security		Principal Amount (000’s omitted)	Value

India — 2.2%
India Government Bond, 7.16%, 5/20/23	INR	473,430	$6,960,484
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	15,983,039
India Government Bond, 8.28%, 9/21/27	INR	963,780	15,063,171
India Government Bond, 8.40%, 7/28/24	INR	1,250,780	19,645,147
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,744,004
India Government Bond, 8.83%, 11/25/23	INR	1,698,860	27,228,323

Total India			$96,624,168

Indonesia — 1.0%
Republic of Indonesia, 3.375%, 7/30/25(2)	EUR	40,119	$47,014,106

Total Indonesia			$47,014,106

Iraq — 2.1%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	131,168	$93,785,120

Total Iraq			$93,785,120

Ivory Coast — 0.3%
Ivory Coast, 6.375%, 3/3/28(2)	USD	12,195	$11,615,738

Total Ivory Coast			$11,615,738

Japan — 2.3%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(3)	JPY	4,693,350	$46,673,253
Japan Government CPI Linked Bond, 0.10%, 3/10/25(3)	JPY	5,628,227	56,005,088

Total Japan			$102,678,341

Kazakhstan — 2.2%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	86,787	$92,059,310
Kazakhstan Government International Bond, 6.50%, 7/21/45(2)	USD	7,565	8,287,662

Total Kazakhstan			$100,346,972

Kenya — 1.3%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,843,827
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,845,319
Republic of Kenya, 6.875%, 6/24/24(1)	USD	46,486	43,929,270
Republic of Kenya, 6.875%, 6/24/24(2)	USD	6,356	6,006,420

Total Kenya			$56,624,836

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Lebanon — 0.5%
Lebanese Republic, 9.00%, 3/20/17	USD	2,800	$2,914,800
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,825,820	1,881,325
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	8,440,210	5,620,014
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	8,677,630	5,793,644
Lebanon Treasury Note, 6.18%, 1/12/17	LBP	2,206,840	1,473,769
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	9,298,200	6,210,128

Total Lebanon			$23,893,680

Macedonia — 2.1%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	18,789	$20,822,881
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	57,150	63,336,401
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	9,255	10,675,650

Total Macedonia			$94,834,932

Mexico — 1.5%
Mexican Bonos, 5.75%, 3/5/26	MXN	1,135,391	$65,614,918

Total Mexico			$65,614,918

Mongolia — 1.9%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	36,527	$34,152,745
Mongolia International Bond, 4.125%, 1/5/18(2)	USD	1,684	1,574,540
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	41,991	33,287,525
Mongolia International Bond, 5.125%, 12/5/22(2)	USD	3,545	2,810,228
Mongolia International Bond, 10.875%, 4/6/21(2)	USD	11,470	11,642,050

Total Mongolia			$83,467,088

New Zealand — 4.2%
New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	114,845	$81,432,931
New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	137,955	108,596,106

Total New Zealand			$190,029,037

Nigeria — 0.5%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	23,988	$23,875,256

Total Nigeria			$23,875,256

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,650,456

Total Pakistan			$6,650,456

Paraguay — 0.6%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	335	$344,213
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	500	513,750

Security		Principal Amount (000’s omitted)	Value

Paraguay (continued)
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	$6,219,700
Republic of Paraguay, 6.10%, 8/11/44(2)	USD	21,065	21,591,625

Total Paraguay			$28,669,288

Philippines — 0.9%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$39,114,931

Total Philippines			$39,114,931

Romania — 0.0%(4)
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	$615,031

Total Romania			$615,031

Russia — 4.8%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$109,914,870
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	38,003,957
Russia Government Bond, 6.80%, 12/11/19(5)	RUB	1,387,049	20,022,244
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	14,071,716
Russia Government Bond, 7.60%, 4/14/21(5)	RUB	2,366,209	34,795,666

Total Russia			$216,808,453

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	34,878	$34,274,611

Total Rwanda			$34,274,611

Serbia — 8.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	$155,268,865
Republic of Serbia, 5.875%, 12/3/18(1)	USD	80,086	84,514,756
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	10,332,931
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	17,394,136
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	24,939,669
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,833,681
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,694,627
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	13,581,032
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	23,113,606
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,771,020	61,942,983

Total Serbia			$401,616,286

Slovenia — 1.8%
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	$18,746,470
Republic of Slovenia, 5.85%, 5/10/23(2)	USD	55,629	64,341,892

Total Slovenia			$83,088,362

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 1.8%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	5,397	$5,225,548
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	3,237	3,306,644
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	3,063	3,128,900
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	4,070	4,100,334
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	8,766	8,664,262
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	2,110,940	13,385,539
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,300	2,672,201
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,088,140	18,659,629
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	732,310	4,778,892
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	1,296,380	8,231,885
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	370,000	2,267,836
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	839,380	5,469,010
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	186,000	1,174,899

Total Sri Lanka			$81,065,579

Tanzania — 1.7%
United Republic of Tanzania, 6.892%, 3/9/20(1)(6)	USD	73,704	$74,993,893

Total Tanzania			$74,993,893

Thailand — 1.6%
Kingdom of Thailand, 1.25%, 3/12/28(1)(3)	THB	2,627,495	$71,633,118

Total Thailand			$71,633,118

Turkey — 2.0%
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	$47,810,443
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	42,682,400

Total Turkey			$90,492,843

Venezuela — 1.0%
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	4,745	$1,749,719
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	70,810	30,536,812
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	33,238	14,292,297

Total Venezuela			$46,578,828

Vietnam — 0.0%(4)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	215	$240,323

Total Vietnam			$240,323

Zambia — 1.3%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	15,885	$11,885,475
Republic of Zambia, 8.50%, 4/14/24(1)	USD	3,922	3,255,260
Republic of Zambia, 8.50%, 4/14/24(2)	USD	35,224	29,235,920

Security		Principal Amount (000’s omitted)	Value

Zambia (continued)
Republic of Zambia, 8.97%, 7/30/27(2)	USD	12,869	$10,681,270
Zambia Government Bond, 11.00%, 9/1/19	ZMW	44,500	3,102,179

Total Zambia			$58,160,104

Total Foreign Government Bonds (identified cost $3,485,731,509)			$3,510,006,927

Foreign Corporate Bonds — 2.0%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	9,500	$9,012,650

Total Azerbaijan			$9,012,650

Bermuda — 0.0%(4)
Tar Heel Re, Ltd., 8.709%, 5/9/16(2)(6)(7)	USD	1,550	$1,555,657

Total Bermuda			$1,555,657

Cayman Islands — 0.0%(4)
Longpoint Re, Ltd. III, 4.409%, 5/18/16(2)(6)(7)	USD	1,000	$1,001,325

Total Cayman Islands			$1,001,325

Georgia — 0.7%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	23,416	$24,516,318
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	5,130	5,155,650

Total Georgia			$29,671,968

India — 0.4%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$2,013,347
Export-Import Bank of India, 8.87%, 10/30/29	INR	245,000	3,911,309
Food Corp. of India, 9.95%, 3/7/22	INR	100,000	1,630,554
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,090,526
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	167,000	2,557,494
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	551,655
NTPC, Ltd., 9.17%, 9/22/24	INR	125,000	2,010,194
Power Finance Corp., Ltd, 8.39%, 4/19/25	INR	150,000	2,294,641
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,330,753

Total India			$18,390,473

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Mongolia — 0.3%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	13,917	$13,656,056

Total Mongolia			$13,656,056

Russia — 0.4%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	10,618	$12,378,962
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,892	2,971,414

Total Russia			$15,350,376

Total Foreign Corporate Bonds (identified cost $87,911,529)			$88,638,505

Sovereign Loans — 2.0%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(8)(9)(10)		$15,600	$14,597,863

Total Ethiopia			$14,597,863

Kenya — 0.4%
Government of Kenya, Term Loan, 5.95%, Maturing October 28, 2017(9)		$17,030	$17,030,000

Total Kenya			$17,030,000

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 2.70%, Maturing December 10, 2022(10)(11)(12)	EUR	11,000	$12,404,143

Total Macedonia			$12,404,143

Pakistan — 0.8%
Islamic Republic of Pakistan, Term Loan, 3.44%, Maturing October 1, 2017(10)		$35,000	$34,273,630

Total Pakistan			$34,273,630

Borrower	Principal Amount (000’s omitted)	Value

Suriname — 0.2%
Republic of Suriname, Term Loan, 8.75%, Maturing September 30, 2017(8)(10)	$9,575	$9,771,264

Total Suriname		$9,771,264

Total Sovereign Loans (identified cost $86,915,093)		$88,076,900

Debt Obligations — United States — 9.1%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$588,648

Total Corporate Bonds & Notes (identified cost $513,165)		$588,648

Collateralized Mortgage Obligations — 0.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$116,494	$131,545
Series 1548, Class Z, 7.00%, 7/15/23	113,760	128,940
Series 1650, Class K, 6.50%, 1/15/24	664,569	744,431
Series 1817, Class Z, 6.50%, 2/15/26	102,850	116,936
Series 1927, Class ZA, 6.50%, 1/15/27	375,645	427,655
Series 2127, Class PG, 6.25%, 2/15/29	548,118	609,841
Series 2344, Class ZD, 6.50%, 8/15/31	743,518	872,691
Series 2458, Class ZB, 7.00%, 6/15/32	1,335,154	1,596,164

		$4,628,203

Federal National Mortgage Association:
Series 1992-180, Class F, 1.589%, 10/25/22(6)	$432,197	$439,185
Series 1993-16, Class Z, 7.50%, 2/25/23	424,878	479,573
Series 1993-79, Class PL, 7.00%, 6/25/23	263,938	297,805
Series 1993-104, Class ZB, 6.50%, 7/25/23	100,302	109,572
Series 1993-121, Class Z, 7.00%, 7/25/23	1,613,299	1,812,484
Series 1993-141, Class Z, 7.00%, 8/25/23	320,555	363,010
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,977,699	2,235,808
Series 1994-79, Class Z, 7.00%, 4/25/24	406,967	459,391
Series 1994-89, Class ZQ, 8.00%, 7/25/24	301,670	349,644
Series 1996-35, Class Z, 7.00%, 7/25/26	97,192	112,971
Series 1998-16, Class H, 7.00%, 4/18/28	348,891	400,709
Series 1998-44, Class ZA, 6.50%, 7/20/28	567,477	649,378
Series 1999-25, Class Z, 6.00%, 6/25/29	615,633	701,126
Series 2000-2, Class ZE, 7.50%, 2/25/30	144,607	172,182

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2000-49, Class A, 8.00%, 3/18/27	$423,680	$495,243
Series 2001-31, Class ZA, 6.00%, 7/25/31	4,487,422	5,116,731
Series 2001-37, Class GA, 8.00%, 7/25/16	375	375
Series 2001-74, Class QE, 6.00%, 12/25/31	1,290,470	1,468,486
Series 2009-48, Class WA, 5.835%, 7/25/39(13)	5,425,345	6,107,669
Series 2011-38, Class SA, 12.184%, 5/25/41(14)	6,377,273	7,798,651
Series G48, Class Z, 7.10%, 12/25/21	344,268	377,534
Series G92-60, Class Z, 7.00%, 10/25/22	635,203	695,348
Series G93-1, Class K, 6.675%, 1/25/23	563,012	620,146
Series G93-31, Class PN, 7.00%, 9/25/23	1,747,146	1,957,033
Series G93-41, Class ZQ, 7.00%, 12/25/23	3,370,211	3,777,821
Series G94-7, Class PJ, 7.50%, 5/17/24	574,002	662,324

		$37,660,199

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$131,184	$144,879

		$144,879

Total Collateralized Mortgage Obligations (identified cost $38,660,019)		$42,433,281

Mortgage Pass-Throughs — 8.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.635%, with maturity at 2036(15)	$3,554,642	$3,763,637
2.873%, with maturity at 2035(15)	3,102,238	3,250,950
3.022%, with maturity at 2023(15)	94,112	97,331
3.319%, with maturity at 2029(15)	373,613	375,917
4.395%, with maturity at 2030(15)	668,559	719,897
4.50%, with maturity at 2035	517,449	562,492
6.00%, with various maturities to 2035	21,755,292	25,032,460
6.50%, with various maturities to 2036(16)	22,976,404	26,725,673
6.60%, with maturity at 2030	1,395,974	1,658,780
7.00%, with various maturities to 2036	23,267,910	27,633,060
7.31%, with maturity at 2026	76,922	90,259
7.50%, with various maturities to 2035	13,473,675	15,884,698
7.95%, with maturity at 2022	200,391	223,185
8.00%, with various maturities to 2034	5,459,020	6,545,164
8.15%, with maturity at 2021	44,855	49,008
8.30%, with maturity at 2021	12,876	14,011
8.47%, with maturity at 2018	29,203	30,473
8.50%, with various maturities to 2028	423,050	496,585
9.00%, with various maturities to 2027	676,246	761,172
9.50%, with maturity at 2027	94,574	106,204
10.00%, with various maturities to 2020	163,492	175,078
10.50%, with maturity at 2021	84,796	89,272

		$114,285,306

Security	Principal Amount	Value

Federal National Mortgage Association:
1.905%, with various maturities to 2033(15)(16)	$11,326,457	$11,569,239
1.912%, with maturity at 2038(15)	802,295	821,344
1.914%, with various maturities to 2035(15)	14,845,834	15,189,585
1.917%, with maturity at 2027(15)	196,586	200,183
1.92%, with maturity at 2022(15)	941,937	954,491
1.99%, with maturity at 2035(15)	2,954,386	3,016,538
2.064%, with maturity at 2025(15)	804,350	822,159
2.264%, with maturity at 2024(15)	409,894	420,592
2.493%, with maturity at 2028(15)	187,579	195,262
2.788%, with maturity at 2023(15)	62,492	63,651
3.622%, with maturity at 2034(15)	1,827,122	1,960,584
3.707%, with maturity at 2035(15)	5,703,059	6,108,547
3.849%, with maturity at 2035(15)	4,795,010	5,163,210
5.50%, with maturity at 2020	293,820	307,366
6.00%, with various maturities to 2038(16)	72,635,879	83,943,150
6.318%, with maturity at 2032(15)	1,855,451	2,043,255
6.50%, with various maturities to 2038	24,204,908	28,076,059
7.00%, with various maturities to 2037	25,830,802	30,756,841
7.267%, with maturity at 2025(15)	51,540	54,810
7.50%, with various maturities to 2035	22,409,964	26,693,925
8.00%, with various maturities to 2034	3,134,796	3,698,870
8.50%, with various maturities to 2037	5,751,061	7,125,990
9.00%, with various maturities to 2032	1,218,602	1,402,330
9.103%, with maturity at 2028(13)	56,372	59,996
9.50%, with various maturities to 2031	1,054,975	1,227,402
9.883%, with maturity at 2027(13)	86,466	94,541
10.50%, with maturity at 2029	130,498	151,718
11.50%, with maturity at 2031	184,188	229,314

		$232,350,952

Government National Mortgage Association:
2.00%, with maturity at 2024(15)	$319,808	$326,803
6.00%, with maturity at 2032	8,750,468	10,119,615
6.50%, with various maturities to 2032	925,997	1,068,760
7.00%, with various maturities to 2031	1,399,176	1,653,452
7.50%, with various maturities to 2032	3,366,513	3,897,883
7.75%, with maturity at 2019	17,549	19,151
8.00%, with various maturities to 2034	3,266,543	3,909,828
8.30%, with maturity at 2020	9,031	9,787
8.50%, with various maturities to 2021	115,887	121,280
9.00%, with various maturities to 2025	115,293	131,637
9.50%, with various maturities to 2026	639,308	752,866

		$22,011,062

Total Mortgage Pass-Throughs (identified cost $351,257,284)		$368,647,320

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.0%(4)

Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21(16)	$1,500,000	$1,960,899

Total U.S. Treasury Obligations (identified cost $1,634,251)		$1,960,899

Total Debt Obligations—United States (identified cost $392,064,719)		$413,630,148

Common Stocks — 1.3%

Security	Shares	Value

Iceland — 0.6%
Eimskipafelag Islands HF	1,914,942	$3,720,996
Hagar HF	9,886,040	3,882,429
HB Grandi HF	10,963,411	3,193,270
Icelandair Group HF	16,388,718	4,827,113
Marel HF	2,468,389	5,170,036
Reitir Fasteignafelag HF(17)	5,334,705	3,775,430

Total Iceland		$24,569,274

Romania — 0.0%(4)
BRD-Groupe Societe Generale SA	47,492	$112,154
Societatea Nationala Nuclearelectrica SA	193,136	251,470
Transelectrica SA	8,706	65,650
Transgaz SA Medias	10,077	685,169

Total Romania		$1,114,443

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(17)	36,888,000	$14,748,891

Total Singapore		$14,748,891

Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC	627,400	$1,293,457
Bank for Investment and Development of Vietnam JSC	468,816	367,534
Bao Viet Holdings	156,900	427,892
Danang Rubber JSC	52,800	109,960
HA TIEN 1 Cement JSC(17)	183,000	225,540
Hoa Phat Group JSC	420,600	631,516
Hoa Sen Group	53,820	113,480
KIDO Group Corp.	373,100	439,943
Kinh Bac City Development Share Holding Corp.(17)	513,300	317,464
Masan Group Corp.(17)	636,000	1,994,485
PetroVietnam Drilling & Well Services JSC	236,785	258,587
PetroVietnam Fertilizer & Chemical JSC	385,500	509,644
PetroVietnam Gas JSC	165,200	377,791

Security	Shares	Value

Vietnam (continued)
PetroVietnam Technical Services Corp.	628,300	$484,086
Pha Lai Thermal Power JSC	219,100	175,756
Saigon - Hanoi Commercial Joint Stock Bank(17)	829,250	241,560
Saigon Securities, Inc.(17)	668,470	641,191
Saigon Thuong Tin Commercial Joint Stock Bank(17)	1,482,405	683,894
Tan Tao Investment & Industry JSC(17)	1,064,400	219,392
Vietnam Construction and Import-Export JSC	311,100	145,009
Vietnam Dairy Products JSC	379,700	2,364,107
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	110,558
Vingroup JSC(17)	1,548,356	3,645,018

Total Vietnam		$15,777,864

Total Common Stocks (identified cost $56,779,162)		$56,210,472

Investment Funds — 0.2%

Security	Shares	Value

Romania — 0.2%
Fondul Proprietatea SA	45,460,084	$8,691,527

Total Investment Funds (identified cost $11,230,030)		$8,691,527

Precious Metals — 0.6%

Description	Troy Ounces	Value
Platinum(17)	24,986	$26,862,643

Total Precious Metals (identified cost $43,799,986)		$26,862,643

Currency Options Purchased — 0.4%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	SEK	1,567,674	SEK	9.00	9/7/16	$1,640,690
Put CNH/Call USD	Citibank, N.A.	CNH	200,470	CNH	6.34	6/7/16	755,935
Put CNH/Call USD	Deutsche Bank AG	CNH	193,028	CNH	6.40	7/27/16	625,424

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put CNH/Call USD	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	$934,848
Put CNH/Call USD	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	725,502
Put CNH/Call USD	Standard Chartered Bank	CNH	235,074	CNH	6.47	6/15/17	1,652,480
Put CNH/Call USD	Standard Chartered Bank	CNH	219,051	CNH	6.47	6/15/17	1,545,809
Put EUR/Call USD	Deutsche Bank AG	EUR	63,991	USD	1.10	11/1/16	902,540
Put EUR/Call USD	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	2,768,457
Put EUR/Call USD	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	6,877,821
Put EUR/Call USD	Goldman Sachs International	EUR	85,109	USD	1.10	7/15/16	551,328
Put RUB/Call USD	Bank of America, N.A.	RUB	2,020,590	RUB	110.00	11/3/16	78,711
Put RUB/Call USD	Deutsche Bank AG	RUB	2,428,690	RUB	110.00	11/16/16	100,040
Put RUB/Call USD	Goldman Sachs International	RUB	2,110,680	RUB	110.00	11/4/16	82,681
Put RUB/Call USD	Goldman Sachs International	RUB	1,820,390	RUB	110.00	11/4/16	71,310

Total Currency Options Purchased (identified cost $20,920,655)							$19,313,576

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	947	JPY	20,000.00	6/10/16	$19,068
Nikkei 225 Index	Goldman Sachs International	605	JPY	21,000.00	3/12/21	7,113,403
WTI Crude Oil Futures 12/2016	Not Applicable	884	USD	75.00	11/16/16	291,720

Total Call Options Purchased (identified cost $8,135,567)						$7,424,191

Short-Term Investments — 6.5%

Foreign Government Securities — 1.3%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.4%
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	169,705	$1,003,442
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	206,676	1,219,728
Iceland Treasury Bill, 0.00%, 7/15/16	ISK	700,552	4,130,032
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	1,713,093	10,090,999

Total Iceland			$16,444,201

Lebanon — 0.9%
Lebanon Treasury Bill, 0.00%, 5/5/16	LBP	5,067,040	$3,360,840
Lebanon Treasury Bill, 0.00%, 5/19/16	LBP	8,867,310	5,871,464
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	2,421,360	1,602,092
Lebanon Treasury Bill, 0.00%, 6/2/16	LBP	3,089,640	2,042,415
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	2,397,630	1,581,142
Lebanon Treasury Bill, 0.00%, 7/28/16	LBP	5,044,890	3,313,018
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	5,102,670	3,328,961
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,651,920	3,674,918
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	8,085,160	5,245,765
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	5,396,240	3,479,857
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	8,783,730	5,653,559
Lebanon Treasury Bill, 0.00%, 1/19/17	LBP	527,010	337,509
Lebanon Treasury Bill, 0.00%, 2/2/17	LBP	1,108,210	708,326

Total Lebanon			$40,199,866

Total Foreign Government Securities (identified cost $56,266,065)			$56,644,067

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/12/16(16)	$18,900	$18,899,244
U.S. Treasury Bill, 0.00%, 6/16/16(16)	40,000	39,993,040
U.S. Treasury Bill, 0.00%, 9/22/16(16)	16,000	15,982,416

Total U.S. Treasury Obligations (identified cost $74,844,563)		$74,874,700

23	See Notes to Consolidated Financial Statements.

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April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 0.7%

Description		Principal Amount (000’s omitted)	Value

Bank of America, N.A.:
Dated 4/12/16 with a maturity date of 5/13/16, an interest rate of 0.60% payable by the Portfolio and repurchase proceeds of EUR 18,340,631, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,261,287.	EUR	18,350	$21,011,103
JPMorgan Chase Bank, N.A.:
Dated 4/29/16 with a maturity date of 5/11/16, an interest rate of 10.75% and repurchase proceeds of RUB 567,631,232, collateralized by RUB 590,000,000 Russia Government Bond 7.05%, due 1/19/28 and a market value, including accrued interest, of $8,204,739.	RUB	566,447	8,745,180
Dated 4/29/16 with a maturity date of 5/11/16, an interest rate of 10.75% and repurchase proceeds of RUB 162,675,728, collateralized by RUB 170,000,000 Russia Government Bond 7.05%, due 1/19/28 and a market value, including accrued interest, of $2,364,077.	RUB	162,336	2,506,255

Total Repurchase Agreements (identified cost $32,154,257)			$32,262,538

Other — 2.8%

Description		Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(18)		$128,201	$128,200,791

Total Other (identified cost $128,200,791)			$128,200,791

Total Short-Term Investments (identified cost $291,465,676)			$291,982,096

Total Investments — 100.3% (identified cost $4,484,953,926)			$4,510,836,985

Less Unfunded Loan Commitments — (0.3)%			$(11,198,966)

Net Investments — 100.0% (identified cost $4,473,754,960)			$4,499,638,019

Currency Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put CNH/Call USD	Goldman Sachs International	CNH	193,028	CNH	6.40	7/27/16	$(625,424)
Put CNH/Call USD	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	(934,848)
Put CNH/Call USD	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	(725,502)
Put EUR/Call USD	Citibank, N.A.	EUR	63,991	USD	1.10	11/1/16	(902,540)
Put EUR/Call USD	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	(2,768,457)
Put EUR/Call USD	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(6,877,821)

Total Currency Options Written (premiums received $20,175,213)							$(12,834,592)

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,663,853)

Total Spain			$(19,663,853)

Total Foreign Government Bonds (proceeds $20,109,381)			$(19,663,853)

Total Securities Sold Short (proceeds $20,109,381)			$(19,663,853)

Other Assets, Less Liabilities — 0.7%			$30,749,050

Net Assets — 100.0%			$4,497,888,624

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $1,831,068,149 or 40.7% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $493,253,433 or 11.0% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Amount is less than 0.05%.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(7)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2016.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(11)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(12)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at April 30, 2016.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2016.

(15)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2016.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Non-income producing.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	9,366,220	RON	41,895,100	BNP Paribas	5/3/16	$16,781	$—
EUR	7,010,775	RON	31,362,000	BNP Paribas	5/3/16	11,844	—
RON	63,658,000	EUR	14,220,802	BNP Paribas	5/3/16	—	(13,120)
RON	9,599,100	EUR	2,144,859	Deutsche Bank AG	5/3/16	—	(2,527)
THB	197,533,000	USD	5,624,516	Deutsche Bank AG	5/3/16	30,594	—
THB	231,646,000	USD	6,597,721	Standard Chartered Bank	5/3/16	33,999	—
USD	900,750	THB	32,406,000	Deutsche Bank AG	5/3/16	—	(26,992)
USD	4,545,822	THB	165,127,000	Deutsche Bank AG	5/3/16	—	(181,547)
USD	1,691,933	THB	60,825,000	Standard Chartered Bank	5/3/16	—	(49,407)
USD	4,711,004	THB	170,821,000	Standard Chartered Bank	5/3/16	—	(179,377)
USD	27,682,882	ZAR	441,076,891	Standard Chartered Bank	5/3/16	—	(3,301,955)
ZAR	441,076,891	USD	30,611,208	Standard Chartered Bank	5/3/16	373,629	—
EUR	48,064,091	HUF	15,032,525,000	Bank of America, N.A.	5/4/16	—	(138,732)
EUR	45,910,851	HUF	14,355,405,000	JPMorgan Chase Bank, N.A.	5/4/16	—	(119,035)
EUR	10,834,677	USD	12,403,538	Deutsche Bank AG	5/4/16	3,069	—
HUF	15,032,525,000	EUR	48,736,485	Bank of America, N.A.	5/4/16	—	(631,215)
HUF	806,870,000	EUR	2,619,878	JPMorgan Chase Bank, N.A.	5/4/16	—	(38,403)
HUF	13,548,535,000	EUR	43,521,040	JPMorgan Chase Bank, N.A.	5/4/16	—	(106,007)
USD	12,098,000	EUR	10,834,677	Deutsche Bank AG	5/4/16	—	(308,607)
AUD	49,038,000	USD	37,436,590	Standard Chartered Bank	5/5/16	—	(153,635)
EUR	42,735,578	HUF	13,343,650,000	Citibank, N.A.	5/5/16	—	(39,282)
EUR	42,462,093	HUF	13,259,850,000	Deutsche Bank AG	5/5/16	—	(44,876)
HUF	4,732,136,496	EUR	15,144,291	Citibank, N.A.	5/5/16	26,844	—
HUF	4,585,302,226	EUR	14,757,973	Citibank, N.A.	5/5/16	—	(69,717)
HUF	4,026,211,278	EUR	13,048,919	Citibank, N.A.	5/5/16	—	(164,737)
HUF	13,088,720	EUR	41,929	Deutsche Bank AG	5/5/16	27	—

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	13,246,761,280	EUR	42,932,300	Deutsche Bank AG	5/5/16	$—	$(541,608)
USD	34,650,741	AUD	49,038,000	Standard Chartered Bank	5/5/16	—	(2,632,213)
AUD	70,336,409	USD	53,713,805	Australia and New Zealand Banking Group Limited	5/9/16	—	(246,789)
INR	1,664,510,000	USD	24,579,297	Bank of America, N.A.	5/9/16	479,251	—
INR	571,790,000	USD	8,440,951	BNP Paribas	5/9/16	167,124	—
INR	1,489,341,000	USD	21,908,517	Nomura International PLC	5/9/16	512,930	—
USD	50,636,236	AUD	70,336,409	Australia and New Zealand Banking Group Limited	5/9/16	—	(2,830,780)
USD	1,235,531	EUR	1,083,460	Morgan Stanley & Co. International PLC	5/9/16	—	(5,299)
USD	77,563,254	INR	5,322,119,000	BNP Paribas	5/9/16	—	(2,559,169)
USD	5,972,120	THB	214,638,000	Standard Chartered Bank	5/9/16	—	(172,118)
USD	980,865	GEL	2,256,332	Bank of Georgia	5/10/16	—	(31,927)
USD	15,207,715	NZD	22,766,892	Standard Chartered Bank	5/10/16	—	(683,118)
USD	10,063,573	THB	362,188,000	Deutsche Bank AG	5/10/16	—	(304,248)
OMR	10,079,000	USD	26,044,601	BNP Paribas	5/11/16	129,351	—
USD	24,035,352	EUR	21,180,534	JPMorgan Chase Bank, N.A.	5/11/16	—	(222,995)
USD	25,976,804	OMR	10,079,000	BNP Paribas	5/11/16	—	(197,148)
USD	94,888,353	RUB	6,801,122,689	Credit Suisse International	5/11/16	—	(9,882,846)
IDR	78,164,125,000	USD	5,713,752	Goldman Sachs International	5/12/16	203,781	—
IDR	157,092,802,000	USD	11,479,196	JPMorgan Chase Bank, N.A.	5/12/16	413,752	—
IDR	153,454,403,000	USD	11,229,740	BNP Paribas	5/16/16	379,592	—
IDR	77,971,495,000	USD	5,714,291	Goldman Sachs International	5/16/16	184,511	—
IDR	153,454,402,000	USD	11,235,496	Standard Chartered Bank	5/16/16	373,836	—
USD	14,339,254	NZD	21,474,114	BNP Paribas	5/16/16	—	(644,410)
USD	8,526,041	NZD	12,894,233	Citibank, N.A.	5/16/16	—	(470,971)
USD	11,465,359	NZD	17,221,976	Citibank, N.A.	5/16/16	—	(551,356)
USD	45,343,054	NZD	68,225,055	Deutsche Bank AG	5/16/16	—	(2,261,298)
USD	8,087,603	THB	293,580,000	Deutsche Bank AG	5/16/16	—	(315,106)
USD	1,532,791	THB	55,579,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(57,965)
RON	9,220,540	USD	2,314,784	Standard Chartered Bank	5/18/16	42,135	—
RON	8,744,093	USD	2,200,356	Standard Chartered Bank	5/18/16	34,776	—
RON	9,808,505	USD	2,473,465	Standard Chartered Bank	5/18/16	33,748	—
RON	4,831,950	USD	1,219,373	Standard Chartered Bank	5/18/16	15,752	—
RON	12,711,853	USD	3,235,262	Standard Chartered Bank	5/18/16	14,093	—
TRY	71,700,000	USD	25,273,176	Standard Chartered Bank	5/18/16	242,396	—
USD	20,119,659	RON	80,448,458	BNP Paribas	5/18/16	—	(444,268)
USD	23,596,393	TRY	71,700,000	Standard Chartered Bank	5/18/16	—	(1,919,179)
MXN	33,005,178	USD	1,862,649	BNP Paribas	5/19/16	52,740	—
MXN	665,415,000	USD	35,262,182	JPMorgan Chase Bank, N.A.	5/19/16	3,353,847	—
USD	39,990,391	MXN	698,420,178	JPMorgan Chase Bank, N.A.	5/19/16	—	(541,028)
USD	10,511,350	NZD	15,619,460	JPMorgan Chase Bank, N.A.	5/19/16	—	(385,444)
USD	14,564,750	NZD	22,288,835	JPMorgan Chase Bank, N.A.	5/19/16	—	(984,880)
USD	925,913	GEL	2,085,433	Bank of Georgia	5/23/16	—	(7,962)
USD	7,682,605	PEN	26,190,000	BNP Paribas	5/23/16	—	(273,070)
USD	7,682,913	PEN	26,168,000	JPMorgan Chase Bank, N.A.	5/23/16	—	(266,080)

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	38,447,631	PHP	1,850,100,000	Bank of America, N.A.	5/23/16	$—	$(864,394)
IDR	66,126,493,000	USD	4,847,983	BNP Paribas	5/25/16	146,805	—
IDR	200,789,242,000	USD	14,720,619	Goldman Sachs International	5/25/16	445,766	—
IDR	34,065,165,000	USD	2,498,179	JPMorgan Chase Bank, N.A.	5/25/16	74,894	—
JPY	4,450,604,000	USD	36,478,268	Goldman Sachs International	5/25/16	5,368,258	—
JPY	4,362,383,000	USD	35,763,394	Standard Chartered Bank	5/25/16	5,253,640	—
USD	893,150	EUR	798,861	Deutsche Bank AG	5/25/16	—	(22,164)
USD	830,441	EUR	744,543	Deutsche Bank AG	5/25/16	—	(22,637)
USD	44,080,034	EUR	39,620,366	Deutsche Bank AG	5/25/16	—	(1,315,952)
USD	482,817	GEL	1,084,551	Bank of Georgia	5/25/16	—	(2,679)
USD	36,373,030	JPY	4,450,604,000	Goldman Sachs International	5/25/16	—	(5,473,496)
USD	35,672,443	JPY	4,362,383,000	Standard Chartered Bank	5/25/16	—	(5,344,591)
OMR	9,697,750	USD	25,084,713	Standard Chartered Bank	5/26/16	91,823	—
USD	5,873,199	JPY	662,960,777	Standard Chartered Bank	5/26/16	—	(360,394)
USD	9,939,000	JPY	1,125,949,501	Standard Chartered Bank	5/26/16	—	(647,917)
USD	11,771,820	JPY	1,327,296,280	Standard Chartered Bank	5/26/16	—	(708,291)
USD	14,740,140	JPY	1,658,693,253	Standard Chartered Bank	5/26/16	—	(855,983)
USD	27,349,988	JPY	3,047,964,689	Standard Chartered Bank	5/26/16	—	(1,308,979)
USD	26,648,449	JPY	2,995,418,928	Standard Chartered Bank	5/26/16	—	(1,516,448)
USD	25,000,000	OMR	9,697,750	Standard Chartered Bank	5/26/16	—	(176,536)
USD	91,964,264	GBP	63,936,000	Goldman Sachs International	6/1/16	—	(1,461,931)
USD	1,121,409	EUR	997,884	Goldman Sachs International	6/2/16	—	(22,203)
USD	1,350,330	EUR	1,222,223	Goldman Sachs International	6/2/16	—	(50,383)
USD	96,286,672	EUR	87,151,851	Goldman Sachs International	6/2/16	—	(3,592,614)
USD	991,845	GEL	2,231,850	Bank of Georgia	6/3/16	—	(5,607)
EUR	2,905,890	USD	3,277,205	Standard Chartered Bank	6/8/16	53,699	—
EUR	1,436,635	USD	1,639,933	Standard Chartered Bank	6/8/16	6,823	—
OMR	15,499,200	USD	40,075,501	Standard Chartered Bank	6/8/16	152,284	—
USD	154,113,286	EUR	139,649,128	Standard Chartered Bank	6/8/16	—	(5,960,825)
USD	40,000,000	OMR	15,499,200	Standard Chartered Bank	6/8/16	—	(227,785)
NZD	34,733,000	USD	23,920,617	Goldman Sachs International	6/9/16	283,756	—
NZD	34,732,000	USD	23,888,149	Standard Chartered Bank	6/9/16	315,527	—
USD	23,365,584	NZD	34,733,000	Goldman Sachs International	6/9/16	—	(838,789)
USD	23,381,582	NZD	34,732,000	Standard Chartered Bank	6/9/16	—	(822,094)
USD	21,821,886	ZAR	342,189,000	BNP Paribas	6/9/16	—	(2,042,620)
CNH	187,350,000	USD	28,596,505	Standard Chartered Bank	6/13/16	239,728	—
CNH	24,300,657	USD	3,708,892	Standard Chartered Bank	6/13/16	31,378	—
NZD	65,242,675	USD	44,885,003	Australia and New Zealand Banking Group Limited	6/13/16	571,494	—
USD	31,731,733	CNH	211,650,657	Standard Chartered Bank	6/13/16	—	(844,769)
USD	45,390,665	NZD	67,733,715	Australia and New Zealand Banking Group Limited	6/13/16	—	(1,801,413)
USD	6,964,150	THB	244,668,000	BNP Paribas	6/17/16	—	(33,279)
USD	13,262,204	PEN	45,370,000	The Bank of Nova Scotia	6/23/16	—	(474,521)
EUR	3,184,422	USD	3,593,022	Standard Chartered Bank	6/29/16	59,680	—
USD	1,143,868	EUR	997,487	Goldman Sachs International	6/29/16	—	(303)

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	227,228	EUR	201,000	Goldman Sachs International	6/29/16	$—	$(3,329)
USD	520,898	EUR	458,239	Goldman Sachs International	6/29/16	—	(4,726)
USD	694,069	EUR	609,217	Goldman Sachs International	6/29/16	—	(4,736)
USD	309,242	EUR	273,967	Goldman Sachs International	6/29/16	—	(5,013)
USD	280,577	EUR	250,598	Goldman Sachs International	6/29/16	—	(6,872)
USD	904,307	EUR	804,000	Goldman Sachs International	6/29/16	—	(17,924)
USD	21,656,804	EUR	19,097,711	Goldman Sachs International	6/29/16	—	(249,289)
USD	21,007,897	EUR	18,576,428	Goldman Sachs International	6/29/16	—	(300,257)
USD	53,990,534	EUR	47,777,204	Standard Chartered Bank	6/29/16	—	(812,467)
USD	19,514,731	EUR	17,375,000	Goldman Sachs International	7/1/16	—	(416,635)
USD	68,664,626	EUR	61,143,379	JPMorgan Chase Bank, N.A.	7/1/16	—	(1,474,718)
EUR	8,062,947	USD	9,146,099	Goldman Sachs International	7/5/16	104,362	—
USD	19,843,048	EUR	17,423,453	Goldman Sachs International	7/5/16	—	(146,538)
USD	2,517,715	LKR	370,985,329	Citibank, N.A.	7/5/16	11,481	—
USD	676,372	LKR	100,001,530	Citibank, N.A.	7/5/16	800	—
USD	2,455,400	LKR	365,486,300	Citibank, N.A.	7/5/16	—	(13,685)
USD	5,209,940	LKR	767,945,191	Citibank, N.A.	7/8/16	25,500	—
USD	2,528,109	LKR	372,137,683	Citibank, N.A.	7/8/16	15,787	—
USD	1,648,264	LKR	242,789,358	Citibank, N.A.	7/8/16	9,180	—
USD	22,982,157	GBP	16,105,000	Deutsche Bank AG	7/11/16	—	(554,639)
USD	46,058,851	GBP	32,639,000	Deutsche Bank AG	7/11/16	—	(1,641,706)
USD	7,364,285	EUR	6,463,414	Standard Chartered Bank	7/13/16	—	(52,881)
USD	72,098,718	EUR	63,104,718	Standard Chartered Bank	7/13/16	—	(317,833)
IDR	139,238,296,000	USD	10,415,012	Deutsche Bank AG	7/14/16	1,370	—
IDR	108,296,460,000	USD	8,100,565	Standard Chartered Bank	7/14/16	1,066	—
IDR	196,645,893,000	USD	14,644,466	BNP Paribas	7/18/16	57,159	—
IDR	204,958,485,000	USD	15,254,995	Deutsche Bank AG	7/18/16	68,095	—
USD	3,334,936	LKR	492,403,259	Citibank, N.A.	7/18/16	18,158	—
SEK	358,592,000	EUR	39,013,436	Deutsche Bank AG	7/19/16	—	(281)
USD	59,778,201	NZD	86,990,600	Goldman Sachs International	7/19/16	—	(722,163)
USD	38,100,084	SGD	52,039,000	Bank of America, N.A.	7/19/16	—	(536,158)
USD	31,141,983	SGD	42,480,000	Citibank, N.A.	7/19/16	—	(397,201)
EUR	2,016,431	USD	2,287,540	Standard Chartered Bank	7/20/16	26,935	—
RUB	5,584,023,500	USD	83,166,131	Deutsche Bank AG	7/20/16	1,391,412	—
USD	10,777,358	EUR	9,498,399	Standard Chartered Bank	7/20/16	—	(124,978)
USD	1,328,808	LKR	196,331,436	Citibank, N.A.	7/20/16	6,934	—
USD	103,080,396	RUB	6,921,127,031	Deutsche Bank AG	7/20/16	—	(1,724,587)
SEK	395,206,203	EUR	43,148,550	Goldman Sachs International	7/22/16	—	(173,549)
USD	2,435,782	LKR	362,444,423	Citibank, N.A.	7/22/16	—	(3,415)
USD	2,510,894	LKR	373,621,052	Citibank, N.A.	7/22/16	—	(3,520)
USD	26,178,728	SGD	35,124,000	Deutsche Bank AG	7/22/16	102,095	—
USD	6,578,967	SGD	8,827,000	Deutsche Bank AG	7/22/16	25,657	—
USD	27,457,412	SGD	36,830,000	Standard Chartered Bank	7/22/16	114,216	—
USD	6,899,765	SGD	9,255,000	Standard Chartered Bank	7/22/16	28,701	—
SEK	398,653,440	EUR	43,436,474	Standard Chartered Bank	7/25/16	—	(72,726)
USD	1,756,333	LKR	261,430,119	Citibank, N.A.	7/25/16	—	(1,870)

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,437,382	LKR	362,804,282	Citibank, N.A.	7/25/16	$—	$(2,595)
USD	11,444,429	THB	401,585,000	Standard Chartered Bank	7/25/16	—	(32,161)
USD	1,205,833	LKR	179,524,410	Citibank, N.A.	7/26/16	—	(1,257)
USD	8,121,065	THB	285,293,000	Deutsche Bank AG	7/26/16	—	(31,969)
USD	44,041,722	EUR	38,986,706	Standard Chartered Bank	7/27/16	—	(717,123)
USD	6,876,335	PEN	24,466,000	BNP Paribas	7/27/16	—	(501,467)
USD	6,878,268	PEN	24,466,000	Standard Chartered Bank	7/27/16	—	(499,534)
USD	41,553,339	RUB	2,821,513,282	Bank of America, N.A.	7/27/16	—	(1,105,034)
USD	40,658,268	RUB	2,762,322,718	Citibank, N.A.	7/27/16	—	(1,105,205)
USD	6,019,013	LKR	896,712,563	Citibank, N.A.	7/28/16	—	(7,619)
CNH	119,878,000	USD	18,249,049	Goldman Sachs International	7/29/16	161,149	—
CNH	115,671,405	USD	17,611,359	Goldman Sachs International	7/29/16	152,813	—
CNH	93,275,000	USD	14,202,512	Goldman Sachs International	7/29/16	122,144	—
CNH	183,040,967	USD	27,862,237	Standard Chartered Bank	7/29/16	248,178	—
USD	25,513,000	CNH	170,554,405	Goldman Sachs International	7/29/16	—	(679,798)
USD	23,587,183	CNH	158,270,000	Goldman Sachs International	7/29/16	—	(719,044)
USD	27,149,760	CNH	183,040,967	Standard Chartered Bank	7/29/16	—	(960,655)
USD	5,439,793	EUR	4,788,887	Deutsche Bank AG	7/29/16	—	(58,446)
USD	28,821,701	EUR	25,339,443	JPMorgan Chase Bank, N.A.	7/29/16	—	(271,132)
USD	12,438,318	EUR	10,834,677	Deutsche Bank AG	8/3/16	—	(3,146)
USD	13,689,565	PEN	49,042,868	BNP Paribas	8/3/16	—	(1,086,834)
USD	30,047,133	ZAR	441,076,891	Standard Chartered Bank	8/3/16	—	(379,255)
USD	5,610,139	THB	197,533,000	Deutsche Bank AG	8/4/16	—	(34,064)
USD	6,580,852	THB	231,646,000	Standard Chartered Bank	8/4/16	—	(38,078)
USD	5,000,000	OMR	1,946,000	Deutsche Bank AG	8/17/16	—	(42,294)
USD	11,029,018	PEN	38,767,000	Standard Chartered Bank	8/29/16	—	(615,217)
LKR	500,000,000	USD	3,405,995	Citibank, N.A.	9/13/16	—	(74,665)
LKR	801,865,000	USD	5,466,019	Citibank, N.A.	9/13/16	—	(123,466)
LKR	1,000,000,000	USD	6,807,352	Citibank, N.A.	9/13/16	—	(144,693)
USD	4,369,063	LKR	636,354,000	Citibank, N.A.	9/13/16	129,253	—
USD	5,848,526	LKR	858,856,000	Citibank, N.A.	9/13/16	126,261	—
USD	5,493,054	LKR	806,655,000	Citibank, N.A.	9/13/16	118,587	—
LKR	1,128,431,400	USD	7,681,630	Citibank, N.A.	9/14/16	—	(164,609)
USD	3,684,492	LKR	537,199,000	Citibank, N.A.	9/14/16	105,953	—
USD	4,031,588	LKR	591,232,400	Citibank, N.A.	9/14/16	93,107	—
LKR	308,987,600	USD	2,079,324	Citibank, N.A.	9/21/16	—	(23,563)
LKR	500,000,000	USD	3,355,705	Citibank, N.A.	9/21/16	—	(29,097)
LKR	250,000,000	USD	1,701,838	Citibank, N.A.	9/21/16	—	(38,534)
LKR	500,000,000	USD	3,387,534	Citibank, N.A.	9/21/16	—	(60,926)
USD	5,838,182	LKR	860,723,200	Citibank, N.A.	9/21/16	111,605	—
USD	2,548,997	LKR	375,849,600	Citibank, N.A.	9/21/16	48,389	—
USD	2,187,346	LKR	322,414,800	Citibank, N.A.	9/21/16	42,251	—
USD	967,848	LKR	142,999,524	Standard Chartered Bank	9/21/16	16,441	—
LKR	400,000,000	USD	2,694,510	Citibank, N.A.	9/26/16	—	(35,579)
LKR	500,000,000	USD	3,364,058	Citibank, N.A.	9/26/16	—	(40,395)
USD	3,647,257	LKR	537,788,000	Citibank, N.A.	9/26/16	72,404	—

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,238,364	LKR	480,249,450	Citibank, N.A.	9/26/16	$45,989	$—
USD	1,740,580	LKR	256,648,500	Citibank, N.A.	9/26/16	34,553	—
USD	3,105,248	PEN	10,828,000	BNP Paribas	9/29/16	—	(135,162)
USD	11,670,592	PEN	40,637,000	The Bank of Nova Scotia	9/29/16	—	(490,523)
USD	1,111,123	AOA	202,780,000	ICBC Standard Bank plc	10/3/16	69,263	—
USD	7,352,732	PEN	25,900,000	BNP Paribas	11/2/16	—	(367,079)
USD	9,191,199	PEN	32,376,000	Standard Chartered Bank	11/2/16	—	(458,863)
USD	6,937,190	PEN	25,182,000	Standard Chartered Bank	11/4/16	—	(567,160)
USD	6,739,940	PEN	24,543,492	Standard Chartered Bank	11/4/16	—	(574,132)
USD	10,802,143	CNH	71,575,000	Bank of America, N.A.	11/14/16	—	(116,801)
USD	27,464,560	CNH	182,020,000	Goldman Sachs International	11/14/16	—	(303,042)
USD	26,619,564	CNH	175,983,000	Citibank, N.A.	11/18/16	—	(219,675)
USD	10,502,302	CNH	69,583,000	Goldman Sachs International	11/18/16	—	(109,830)
USD	13,236,237	CNH	87,518,000	Deutsche Bank AG	11/30/16	—	(100,133)
USD	31,817,309	CNH	210,384,000	Standard Chartered Bank	11/30/16	—	(241,912)
USD	11,701,220	PEN	41,709,000	BNP Paribas	12/7/16	—	(697,318)
USD	10,336,278	PEN	38,022,000	BNP Paribas	12/7/16	—	(966,251)
USD	5,269,813	CNH	35,508,000	BNP Paribas	12/19/16	—	(133,975)
USD	13,441,285	CNH	90,769,000	Standard Chartered Bank	12/21/16	—	(370,503)
TWD	301,435,000	USD	9,335,243	Deutsche Bank AG	1/12/17	—	(8,281)
TWD	223,812,000	USD	6,934,531	JPMorgan Chase Bank, N.A.	1/12/17	—	(9,370)
USD	20,305,484	CNH	140,584,000	Standard Chartered Bank	1/12/17	—	(1,054,033)
USD	9,000,746	TWD	301,435,000	Deutsche Bank AG	1/12/17	—	(326,215)
USD	6,688,942	TWD	223,812,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(236,219)
USD	60,921,487	MXN	1,116,325,319	Bank of America, N.A.	1/13/17	—	(2,448,159)
TWD	393,075,000	USD	12,160,093	BNP Paribas	1/17/17	2,282	—
TWD	392,315,000	USD	12,149,737	BNP Paribas	1/17/17	—	(10,878)
TWD	394,539,000	USD	12,245,158	Citibank, N.A.	1/17/17	—	(37,485)
TWD	363,422,000	USD	11,251,455	Deutsche Bank AG	1/17/17	—	(6,592)
USD	11,665,626	TWD	392,315,000	BNP Paribas	1/17/17	—	(473,233)
USD	11,700,445	TWD	394,539,000	Citibank, N.A.	1/17/17	—	(507,228)
USD	10,752,130	TWD	363,422,000	Deutsche Bank AG	1/17/17	—	(492,733)
USD	11,691,701	TWD	393,075,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(470,673)
TWD	416,930,000	USD	12,940,099	BNP Paribas	1/19/17	—	(39,655)
TWD	382,197,000	USD	11,856,584	Goldman Sachs International	1/19/17	—	(30,832)
USD	12,335,207	TWD	416,930,000	BNP Paribas	1/19/17	—	(565,237)
USD	11,262,952	TWD	382,197,000	Goldman Sachs International	1/19/17	—	(562,801)
USD	2,973,583	UGX	12,607,990,000	Standard Chartered Bank	1/20/17	—	(456,673)
TWD	399,457,000	USD	12,363,262	Bank of America, N.A.	1/26/17	—	(3,602)
TWD	442,103,000	USD	13,681,046	BNP Paribas	1/26/17	—	(1,869)
USD	11,893,911	TWD	399,457,000	Bank of America, N.A.	1/26/17	—	(465,750)
USD	13,171,548	TWD	442,103,000	JPMorgan Chase Bank, N.A.	1/26/17	—	(507,629)
USD	2,969,897	UGX	12,696,308,000	Standard Chartered Bank	1/30/17	—	(471,523)
USD	4,949,828	UGX	21,140,715,000	Standard Chartered Bank	1/30/17	—	(780,506)
USD	4,949,828	UGX	21,160,514,000	Standard Chartered Bank	1/30/17	—	(785,872)
TWD	578,179,000	USD	17,936,374	Goldman Sachs International	2/2/17	—	(47,054)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	514,440,000	USD	15,946,683	Standard Chartered Bank	2/2/17	$—	$(29,499)
USD	17,190,824	TWD	578,179,000	Goldman Sachs International	2/2/17	—	(698,495)
USD	15,305,703	TWD	514,440,000	Standard Chartered Bank	2/2/17	—	(611,481)
RON	41,895,100	EUR	9,298,657	BNP Paribas	2/3/17	—	(18,230)
USD	1,832,941	UGX	7,790,000,000	ICBC Standard Bank plc	2/3/17	—	(275,450)
USD	2,002,111	UGX	8,535,000,000	ICBC Standard Bank plc	2/3/17	—	(307,917)
USD	3,000,000	UGX	12,795,000,000	ICBC Standard Bank plc	2/3/17	—	(463,012)
TWD	68,635,000	USD	2,074,317	BNP Paribas	2/10/17	49,276	—
TWD	378,635,000	USD	11,736,981	BNP Paribas	2/10/17	—	(21,872)
TWD	68,495,000	USD	2,071,839	Goldman Sachs International	2/10/17	47,422	—
TWD	428,632,000	USD	13,286,795	Goldman Sachs International	2/10/17	—	(24,760)
USD	13,407,776	TWD	447,270,000	BNP Paribas	2/10/17	—	(430,925)
USD	14,897,869	TWD	497,127,000	Goldman Sachs International	2/10/17	—	(483,426)
USD	14,789,393	CNH	101,507,000	Citibank, N.A.	2/16/17	—	(594,348)
USD	29,149,468	CNH	200,063,000	Standard Chartered Bank	2/16/17	—	(1,170,780)
TWD	453,919,000	USD	14,083,742	BNP Paribas	2/24/17	—	(39,668)
TWD	467,365,000	USD	14,546,063	Citibank, N.A.	2/24/17	—	(85,975)
USD	13,523,581	TWD	453,919,000	BNP Paribas	2/24/17	—	(520,493)
USD	13,145,425	TWD	441,029,000	Citibank, N.A.	2/24/17	—	(499,838)
USD	799,417	TWD	26,336,000	Deutsche Bank AG	2/24/17	—	(15,408)
RON	29,990,500	EUR	6,630,665	BNP Paribas	2/28/17	7,739	—
RON	88,202,116	EUR	19,541,845	BNP Paribas	2/28/17	—	(24,753)
RON	71,892,200	EUR	15,907,114	Deutsche Bank AG	3/2/17	2,482	—
RON	9,780,900	EUR	2,169,676	Bank of America, N.A.	3/6/17	—	(6,550)
RON	67,168,470	EUR	14,907,113	Bank of America, N.A.	3/6/17	—	(53,405)
RON	50,862,100	EUR	11,290,144	Deutsche Bank AG	3/7/17	—	(43,407)
RON	72,582,000	EUR	16,098,924	Deutsche Bank AG	3/7/17	—	(47,461)
RON	103,294,000	EUR	22,900,787	BNP Paribas	3/8/17	—	(57,091)
USD	15,369,394	CNH	101,438,000	Goldman Sachs International	3/15/17	28,939	—
USD	22,245,744	CNH	146,736,000	Standard Chartered Bank	3/15/17	54,879	—
USD	25,000,000	OMR	9,685,000	Standard Chartered Bank	3/20/17	234,413	—
USD	16,952,662	CNH	111,913,000	Citibank, N.A.	3/22/17	37,439	—
USD	13,545,675	CNH	89,266,000	Goldman Sachs International	3/22/17	53,460	—
USD	20,309,267	CNH	133,899,000	Standard Chartered Bank	3/22/17	70,945	—
USD	17,213,489	BRL	67,890,000	Bank of America, N.A.	4/5/17	—	(756,991)
USD	124,492,511	BRL	501,107,255	Citibank, N.A.	4/5/17	—	(8,150,557)
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	118,984	—
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	161,883	—
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	109,548	—
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	180,558	—
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	112,974	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	112,575	—
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	170,475	—
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(503,380)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(785,009)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(942,284)

						$25,489,478	$(125,528,119)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Call Options on Brent Crude Oil Futures 12/2016 Strike @ USD 75.00(1)	902	Long	Oct-16	$394,809	$360,800	$(34,009)
Gold	274	Short	Jun-16	(33,493,760)	(35,359,700)	(1,865,940)
High Grade Copper	198	Short	Jul-16	(11,086,802)	(11,303,325)	(216,523)
WTI Crude Oil	377	Short	May-16	(15,317,421)	(17,311,840)	(1,994,419)
WTI Crude Oil	742	Short	May-16	(30,417,153)	(34,072,640)	(3,655,487)

Equity Futures
E-mini S&P 500 Index	223	Short	Jun-16	(22,650,714)	(22,958,965)	(308,251)
Nikkei 225 Index	22	Long	Jun-16	1,852,400	1,677,153	(175,247)
TOPIX Index	135	Long	Jun-16	16,370,256	16,099,387	(270,869)

Interest Rate Futures
Euro-Bobl	587	Short	Jun-16	(88,212,256)	(87,950,120)	262,136
Euro-Bund	231	Short	Jun-16	(42,900,333)	(42,818,336)	81,997
Canada 10-Year Bond	568	Short	Jun-16	(63,780,601)	(62,997,434)	783,167
IMM 10-Year Interest Rate Swap	584	Long	Jun-16	56,439,220	55,642,644	(796,576)
Japan 10-Year Bond	89	Short	Jun-16	(126,731,778)	(126,716,259)	15,519
U.S. 2-Year Treasury Note	581	Short	Jun-16	(127,130,063)	(127,021,125)	108,938
U.S. 5-Year Deliverable Interest Rate Swap	3,276	Short	Jun-16	(337,553,147)	(338,912,438)	(1,359,291)
U.S. 5-Year Treasury Note	898	Short	Jun-16	(108,742,188)	(108,580,829)	161,359
U.S. 10-Year Deliverable Interest Rate Swap	2,285	Short	Jun-16	(238,299,329)	(239,282,344)	(983,015)
U.S. 10-Year Treasury Note	1,404	Short	Jun-16	(182,923,813)	(182,607,750)	316,063
U.S. 30-Year Deliverable Interest Rate Swap	67	Short	Jun-16	(7,126,751)	(7,097,812)	28,939

						$(9,901,509)

(1)	Represents a futures-style option with no premium at inception and trades like a futures contract.

Canada 10-Year Bond:  Government of Canada Bonds (CGB) having a maturity of between 8 years and 10.5 years.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI:  West Texas Intermediate

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(1)	CAD	1,591,000	Pays	Bank of Canada Overnight Repo Rate	0.52%		12/7/16	$(18,425)
LCH.Clearnet(1)	CAD	2,664,000	Pays	Bank of Canada Overnight Repo Rate	0.51		12/7/16	(32,995)
LCH.Clearnet(1)	EUR	8,625	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	6/15/18	(5,622)
LCH.Clearnet(1)	EUR	6,627	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	98,644
LCH.Clearnet(1)	EUR	6,627	Pays	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(78,509)
LCH.Clearnet(1)	EUR	666	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/15/21	482
LCH.Clearnet(1)	EUR	91,901	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/15/21	(458,497)
LCH.Clearnet(1)	EUR	36,126	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	26,787
LCH.Clearnet	SEK	403,366	Receives	3-month Stockholm Interbank Offered Rate	(0.27)		3/31/21	185,716
LCH.Clearnet	SEK	207,132	Receives	3-month Stockholm Interbank Offered Rate	(1.12)		3/31/26	246,874
LCH.Clearnet	SEK	195,100	Receives	3-month Stockholm Interbank Offered Rate	(1.14)		4/4/26	202,751
LCH.Clearnet(1)	USD	67,614	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	(245,900)
LCH.Clearnet(1)	USD	221,892	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	(549,789)
LCH.Clearnet	USD	8,043	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	333,850
LCH.Clearnet	USD	15,300	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	484,206
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	301,004
LCH.Clearnet	USD	10,439	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	314,010
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	415,552
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	519,225
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	541,871
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	461,417
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	250,334
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	268,263
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	562,825
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	966,413
LCH.Clearnet(1)	USD	5,625	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	74,002
LCH.Clearnet(1)	USD	11,489	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	153,406
LCH.Clearnet(1)	USD	23,669	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	306,734
LCH.Clearnet	USD	38,126	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	664,860
LCH.Clearnet	USD	11,213	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	236,886
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	582,817
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	24,570
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	24,321
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	121,592
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	120,269
LCH.Clearnet	USD	12,320	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	101,349
LCH.Clearnet	USD	20,290	Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	410,930
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	260,023
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	255,472
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	509,386
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	259,138
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	443,109
LCH.Clearnet	USD	2,546	Pays	3-month USD-LIBOR-BBA	1.12		2/23/21	(11,432)
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(41,319)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(17,110)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	17,279	Pays	3-month USD-LIBOR-BBA	1.17%		2/25/21	$(35,914)
LCH.Clearnet	USD	8,650	Pays	3-month USD-LIBOR-BBA	1.15		3/3/21	(27,033)
LCH.Clearnet	USD	21,672	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	58,450
LCH.Clearnet	USD	13,918	Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	684,570
LCH.Clearnet	USD	14,712	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	611,259
LCH.Clearnet	USD	5,210	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(49,129)
LCH.Clearnet	USD	7,105	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(67,334)
LCH.Clearnet(1)	USD	5,605	Receives	3-month USD-LIBOR-BBA	2.25	(2)	6/15/26	(79,753)
LCH.Clearnet(1)	USD	13,333	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	(175,575)
LCH.Clearnet(1)	USD	17,100	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	13,271

								$10,202,302

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	CNY	179,941	Pays	7-day China Fixing Repo Rates	2.22%	3/30/18	$(231,622)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	93,496
BNP Paribas	CNY	146,137	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	(47,871)
BNP Paribas	CNY	139,807	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(515,955)
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	2,779,404
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	869,158
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,256,155
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	806,246
Deutsche Bank AG	CNY	296,645	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(94,445)
Deutsche Bank AG	CNY	357,052	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	(114,463)
Deutsche Bank AG	CNY	232,621	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	(78,152)
Deutsche Bank AG	CNY	115,408	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(40,493)
Deutsche Bank AG	CNY	220,924	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	(76,271)
Deutsche Bank AG	CNY	290,387	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	(96,984)
Deutsche Bank AG	CNY	451,831	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(574,899)
Deutsche Bank AG	CNY	139,807	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(525,321)
Deutsche Bank AG	SAR	57,250	Receives	3-month Saudi Riyal Interbank Offered Rate	3.01	6/28/20	(254,076)
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(487,867)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(1,042,685)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	207,516
Deutsche Bank AG	SAR	33,130	Receives	3-month Saudi Riyal Interbank Offered Rate	2.62	3/3/21	77,913
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	53,875
Goldman Sachs International	CNY	296,646	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(94,445)
Goldman Sachs International	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(77,995)
Goldman Sachs International	CNY	303,345	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(105,611)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CNY	164,868	Pays	7-day China Fixing Repo Rates	2.45%	8/20/17	$(58,634)
Goldman Sachs International	CNY	498,680	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(418,488)
Goldman Sachs International	CNY	81,928	Pays	7-day China Fixing Repo Rates	2.43	1/27/21	(294,121)
Goldman Sachs International	SAR	30,190	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	44,539
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	249,686
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	69,540
Goldman Sachs International	SAR	83,127	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	103,809
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	27,079
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	34,351
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	(36,729)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(391,886)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(767,095)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	360,335
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	225,868
Goldman Sachs International	SAR	52,237	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	159,390
Goldman Sachs International	SAR	46,500	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	86,377
Goldman Sachs International	SAR	79,560	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	56,548
Goldman Sachs International	SAR	47,730	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58	11/5/20	8,541
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	41,328
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	81,170
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	52,387
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	145,181
JPMorgan Chase Bank, N.A.	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(77,995)
JPMorgan Chase Bank, N.A.	CNY	333,190	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(282,570)
JPMorgan Chase Bank, N.A.	CNY	139,806	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(520,634)
Standard Chartered Bank	CNY	312,258	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(94,923)
Standard Chartered Bank	CNY	373,226	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(85,849)
Standard Chartered Bank	CNY	292,382	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(104,527)
Standard Chartered Bank	CNY	105,517	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(37,616)
Standard Chartered Bank	CNY	523,843	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(674,296)
Standard Chartered Bank	CNY	173,619	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(652,369)

							$(1,066,995)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Market Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	2.84%	$(83,290)	$89,762	$6,472
South Africa	ICE Clear Credit	4,600	1.00	(1)	6/20/17	0.63	24,476	34,854	59,330

Total		$5,600					$(58,814)	$124,616	$65,802

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$3,910	1.00	%(1)	12/20/19	$157,350	$(86,697)	$70,653
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	461,767	(243,496)	218,271
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	267,759	(136,705)	131,054

Total						$886,876	$(466,898)	$419,978

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Abu Dhabi	Barclays Bank PLC	$16,420	1.00	%(1)	12/20/20	0.86%	$123,887	$244,875	$368,762
Abu Dhabi	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	0.86	103,289	121,001	224,290
Abu Dhabi	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	0.86	36,593	64,278	100,871
Abu Dhabi	Barclays Bank PLC	5,360	1.00	(1)	6/20/21	0.92	26,296	(26,139)	157
Abu Dhabi	Goldman Sachs International	9,740	1.00	(1)	12/20/20	0.86	73,487	102,903	176,390
Abu Dhabi	Goldman Sachs International	1,660	1.00	(1)	12/20/20	0.86	12,524	29,205	41,729
Abu Dhabi	Goldman Sachs International	10	1.00	(1)	12/20/20	0.86	75	82	157
Abu Dhabi	Goldman Sachs International	3,930	1.00	(1)	6/20/21	0.92	19,062	(21,098)	(2,036)
Kazakhstan	Barclays Bank PLC	6,650	1.00	(1)	6/20/20	2.19	(301,804)	362,579	60,775
Kazakhstan	Barclays Bank PLC	5,500	1.00	(1)	6/20/20	2.19	(249,613)	292,125	42,512
Kazakhstan	Barclays Bank PLC	4,650	1.00	(1)	6/20/21	2.49	(324,189)	405,069	80,880
Kazakhstan	Goldman Sachs International	4,210	1.00	(1)	6/20/21	2.49	(293,747)	273,056	(20,691)
Kazakhstan	Morgan Stanley & Co. International PLC	3,930	1.00	(1)	12/20/20	2.36	(236,983)	271,975	34,992
Kazakhstan	Morgan Stanley & Co. International PLC	3,930	1.00	(1)	6/20/21	2.49	(273,992)	328,507	54,515
Kazakhstan	Nomura International PLC	6,640	1.00	(1)	6/20/21	2.49	(462,855)	425,271	(37,584)
Nigeria	Citibank, N.A.	5,060	3.50		6/20/16	2.89	24,330	—	24,330
Nigeria	Citibank, N.A.	1,900	1.00	(1)	9/20/16	2.89	(11,940)	20,559	8,619
Saudi Arabia	Barclays Bank PLC	5,306	1.00	(1)	12/20/20	1.48	(107,123)	115,136	8,013
Saudi Arabia	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	1.48	(104,983)	112,968	7,985
Saudi Arabia	Citibank, N.A.	15,400	1.00	(1)	12/20/20	1.48	(310,912)	334,249	23,337
Saudi Arabia	Citibank, N.A.	3,910	1.00	(1)	12/20/20	1.48	(78,939)	94,672	15,733
Saudi Arabia	Citibank, N.A.	3,902	1.00	(1)	12/20/20	1.48	(78,768)	87,831	9,063
Saudi Arabia	Citibank, N.A.	5,700	1.00	(1)	12/20/20	1.48	(115,078)	123,573	8,495
Saudi Arabia	Deutsche Bank AG	3,880	1.00	(1)	12/20/20	1.48	(78,334)	84,059	5,725
Saudi Arabia	HSBC Bank USA, N.A.	5,350	1.00	(1)	12/20/20	1.48	(108,012)	122,748	14,736
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	0.81	85,209	127,655	212,864
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	0.81	85,209	62,866	148,075
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.89	51,957	181,158	233,115
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.89	76,447	104,647	181,094
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.89	54,385	98,879	153,264
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.89	42,035	68,123	110,158

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$4,000	1.00	%(1)	6/20/17	0.62%	$22,172	$30,724	$52,896
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.89	29,764	80,499	110,263
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	0.89	23,707	59,791	83,498
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.89	49,607	139,039	188,646
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.89	43,941	104,200	148,141
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.89	24,020	77,903	101,923
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.89	26,109	98,634	124,743
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.89	44,228	171,289	215,517
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.89	39,685	138,372	178,057
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.89	24,020	64,964	88,984
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.89	27,910	102,690	130,600
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.09	(2,087)	62,297	60,210
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.89	24,020	89,554	113,574
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.89	23,879	64,583	88,462
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	1.09	(1,899)	58,917	57,018
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	0.89	24,020	75,558	99,578
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	0.62	24,389	32,880	57,269
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.89	24,020	74,384	98,404
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.89	23,237	48,264	71,501
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	0.89	10,444	16,964	27,408
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.09	(1,838)	55,967	54,129
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	0.97	150,457	738,275	888,732
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	2.21	(1,580,507)	2,189,600	609,093
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	0.97	31,698	155,537	187,235

Total		$608,096					$(3,217,491)	$9,343,697	$6,126,206

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(10,890)	$(11,238)	$(22,128)
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	(4,328)	(23,881)	(28,209)
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	(6,229)	(29,967)	(36,196)
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(163,323)	(117,307)	(280,630)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(275,243)	(179,907)	(455,150)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(100,458)	(62,404)	(162,862)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(117,482)	(72,979)	(190,461)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	188,597	(253,421)	(64,824)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	188,597	(253,721)	(65,124)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Barclays Bank PLC	$4,520	1.00	%(1)	3/20/20	$188,597	$(260,777)	$(72,180)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	377,195	(506,399)	(129,204)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	2,544	(44,122)	(41,578)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	55,664	(288,176)	(232,512)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	62,588	(96,418)	(33,830)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	97,637	(134,712)	(37,075)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	115,161	(152,676)	(37,515)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	260,782	(401,186)	(140,404)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	1,908	(32,696)	(30,788)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	6,361	(111,508)	(105,147)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	11,979	(76,806)	(64,827)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	15,803	(101,304)	(85,501)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	16,728	(149,074)	(132,346)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	17,526	(107,478)	(89,952)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	87,106	(527,428)	(440,322)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	69,264	(92,605)	(23,341)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	177,749	(248,398)	(70,649)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	417,251	(612,117)	(194,866)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	7,908	(9,981)	(2,073)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	47,282	(61,116)	(13,834)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	522	(9,306)	(8,784)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	2,544	(43,710)	(41,166)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	58,490	(120,924)	(62,434)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	92,212	(127,228)	(35,016)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	142,283	(196,511)	(54,228)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	80,380	(104,244)	(23,864)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	25,395	(226,305)	(200,910)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	19,476	(119,531)	(100,055)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	(5,471)	(14,511)	(19,982)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	1,762	(29,281)	(27,519)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	2,029	(36,059)	(34,030)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	3,180	(55,396)	(52,216)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	3,180	(56,468)	(53,288)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	12,026	(108,203)	(96,177)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	18,484	(118,405)	(99,921)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	41,419	(242,985)	(201,566)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$5,869	1.00	%(1)	6/20/18	$38,525	$(252,634)	$(214,109)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	19,511	(116,961)	(97,450)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	158,816	(1,020,105)	(861,289)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	600,764	(208,723)	392,041
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	6,602	(2,409)	4,193
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	673,384	(208,024)	465,360
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	607,366	(212,021)	395,345
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	600,764	(209,998)	390,766
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	774,023	(1,117,956)	(343,933)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(356,994)	224,874	(132,120)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(330,853)	192,755	(138,098)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	33,160	(58,325)	(25,165)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(424,424)	70,160	(354,264)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	650,872	(636,553)	14,319
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	180,028	(184,684)	(4,656)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	191,569	(169,321)	22,248
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	660,104	(597,707)	62,397
Mexico	Deutsche Bank AG	6,900	1.00	(1)	6/20/22	318,512	(277,523)	40,989
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(103,246)	80,979	(22,267)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(116,068)	99,349	(16,719)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(63,224)	52,453	(10,771)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(217,513)	180,493	(37,020)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(24,776)	27,019	2,243
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(24,776)	25,454	678
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(180,292)	114,300	(65,992)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(53,431)	33,835	(19,596)
Qatar	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	(41,845)	(85,387)	(127,232)
Qatar	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	(118,116)	(180,738)	(298,854)
Qatar	Barclays Bank PLC	16,420	1.00	(1)	12/20/20	(141,670)	(280,372)	(422,042)
Qatar	Barclays Bank PLC	3,920	1.00	(1)	6/20/21	(23,708)	5,645	(18,063)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	7,876	28,905	36,781
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	135,320	10,187	145,507
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	54,196	22,854	77,050
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(24,820)	19,130	(5,690)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(93,453)	94,280	827
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(24,820)	18,031	(6,789)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(56,796)	41,261	(15,535)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(30,934)	22,680	(8,254)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(61,587)	38,010	(23,577)
Qatar	Goldman Sachs International	10	1.00	(1)	12/20/20	(86)	(117)	(203)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(14,322)	(36,378)	(50,700)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(84,036)	(145,205)	(229,241)
Qatar	Goldman Sachs International	2,670	1.00	(1)	6/20/21	(16,000)	1,231	(14,769)

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$3,700	1.00	%(1)	12/20/23	$37,888	$(9,658)	$28,230
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	47,803	2,219	50,022
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(25,731)	17,805	(7,926)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(23,617)	25,790	2,173
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(28,978)	20,436	(8,542)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(47,582)	38,654	(8,928)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(19,404)	12,277	(7,127)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(48,651)	31,754	(16,897)
Qatar	Nomura International PLC	3,920	1.00	(1)	6/20/21	(23,708)	11,424	(12,284)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	148,822	27,662	176,484
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	94,680	(24,456)	70,224
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(985,474)	679,304	(306,170)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	250,709	(106,289)	144,420
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	333,709	(107,124)	226,585
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,142,477	(303,592)	838,885
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	346,980	(101,136)	245,844
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	3,293,154	(1,325,263)	1,967,891
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	2,342,773	(1,044,136)	1,298,637
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,810,785	(770,545)	1,040,240
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	2,238,175	(1,255,064)	983,111
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	250,709	(122,866)	127,843
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	230,186	(77,637)	152,549
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	230,186	(88,423)	141,763
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	230,186	(126,492)	103,694
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	522,391	(375,881)	146,510
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	718,297	(411,766)	306,531
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	807,602	(213,809)	593,793
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	493,572	(138,500)	355,072
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,220,311	(587,540)	632,771
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	1,021,238	(527,368)	493,870
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,892,889	(921,703)	971,186
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,220,311	(603,668)	616,643
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	234,789	(86,845)	147,944
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	211,771	(95,294)	116,477
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	522,391	(366,907)	155,484
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	261,196	(138,249)	122,947
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,142,477	(322,783)	819,694
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	702,701	(256,420)	446,281
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	520,469	(154,527)	365,942
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	1,124,711	(654,884)	469,827
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	748,226	(311,981)	436,245
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	333,709	(106,156)	227,553
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	329,220	(127,196)	202,024
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	86,794	(33,565)	53,229

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank AG	$13,005	1.00	%(1)	12/20/20	$874,510	$(241,286)	$633,224
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,905,261	(1,066,368)	838,893
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,709,561	(952,735)	756,826
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,165,677	(328,117)	837,560
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	539,298	(154,264)	385,034
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,202,316	(652,154)	550,162
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	948,723	(517,162)	431,561
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	863,335	(451,938)	411,397
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	206,935	(120,232)	86,703
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	182,660	(127,367)	55,293
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	234,789	(85,317)	149,472
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	230,186	(86,637)	143,549
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	239,393	(124,516)	114,877
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	261,196	(133,613)	127,583
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	261,196	(189,433)	71,763
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	1,000,993	(478,158)	522,835
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	449,884	(198,075)	251,809
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	835,898	(448,440)	387,458
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(185,518)	(149,011)	(334,529)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(86,827)	(253,497)	(340,324)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(144,676)	(53,185)	(197,861)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(123,679)	(352,086)	(475,765)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(85,808)	(317,459)	(403,267)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(50,769)	(222,726)	(273,495)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(478,848)	(2,132,483)	(2,611,331)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(31,727)	(54,845)	(86,572)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(144,676)	(121,443)	(266,119)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(57,884)	(124,183)	(182,067)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(116,756)	(92,547)	(209,303)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(123,679)	(220,904)	(344,583)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(172,532)	(408,861)	(581,393)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(138,534)	(529,091)	(667,625)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(258,403)	(1,150,761)	(1,409,164)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(61,839)	(177,469)	(239,308)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(98,901)	(373,699)	(472,600)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(57,884)	(120,919)	(178,803)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(173,653)	(718,650)	(892,303)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(53,008)	—	(53,008)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(23,606)	—	(23,606)

Total						$41,701,533	$(36,186,154)	$5,515,379

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $613,696,000.

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

WTI	–	West Texas Intermediate

Currency Abbreviations

AED	–	United Arab Emirates Dirham
ALL	–	Albanian Lek
AOA	–	Angolan Kwanza
AUD	–	Australian Dollar
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling

LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UGX	–	Ugandan Shilling
USD	–	United States Dollar
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investments —
Securities of unaffiliated issuers, at value (identified cost, $4,301,754,183)	$4,344,574,585
Affiliated investment, at value (identified cost, $128,200,791)	128,200,791
Precious metals, at value (identified cost, $43,799,986)	26,862,643
Total Investments, at value (identified cost, $4,473,754,960)	$4,499,638,019
Cash	$24,895,128
Restricted cash*	13,184,946
Foreign currency, at value (identified cost, $33,266,604)	33,507,117
Interest and dividends receivable	68,859,753
Interest receivable from affiliated investment	52,309
Due from broker for open reverse repurchase agreements	11,251,435
Receivable for investments sold	51,295,449
Receivable for premiums on written swaptions	720,125
Receivable for variation margin on open futures contracts	2,063,089
Receivable for open forward foreign currency exchange contracts	25,489,478
Receivable for open swap contracts	38,161,770
Receivable for closed swap contracts	1,651,942
Premium paid on open non-centrally cleared swap contracts	38,504,601
Tax reclaims receivable	88,678
Total assets	$4,809,363,839

Liabilities
Cash collateral due to brokers	$4,642,447
Payable for reverse repurchase agreements	11,251,435
Written options outstanding, at value (premiums received, $20,175,213)	12,834,592
Payable for investments purchased	91,057,353
Payable for securities sold short, at value (proceeds, $20,109,381)	19,663,853
Payable for variation margin on open centrally cleared swap contracts	1,026,837
Payable for open forward foreign currency exchange contracts	125,528,119
Payable for open swap contracts	27,587,180
Payable for closed swap contracts	2,156,268
Premium received on open non-centrally cleared swap contracts	11,662,144
Payable to affiliates:
Investment adviser fee	2,004,422
Trustees’ fees	5,780
Interest payable on securities sold short	576,358
Accrued foreign capital gains taxes	382,304
Accrued expenses and other liabilities	1,096,123
Total liabilities	$311,475,215
Net Assets applicable to investors’ interest in Portfolio	$4,497,888,624

Sources of Net Assets
Investors’ capital	$4,552,322,727
Net unrealized depreciation	(54,434,103)
Total	$4,497,888,624

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest (net of foreign taxes, $901,121)	$115,015,774
Dividends (net of foreign taxes, $52,991)	307,944
Interest allocated from affiliated investment	918,934
Expenses allocated from affiliated investment	(40,494)
Total investment income	$116,202,158

Expenses
Investment adviser fee	$12,389,184
Trustees’ fees and expenses	34,000
Custodian fee	1,376,451
Legal and accounting services	192,930
Interest expense and fees	176,974
Interest expense on securities sold short	507,333
Miscellaneous	98,499
Total expenses	$14,775,371

Net investment income	$101,426,787

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $16,807)	$(65,376,095)
Investment transactions allocated from affiliated investment	1,045
Written options and swaptions	10,946,333
Securities sold short	(436,481)
Futures contracts	(41,026,257)
Swap contracts	(11,453,458)
Foreign currency and forward foreign currency exchange contract transactions	2,042,899
Non-deliverable bond forward contracts	491,435
Net realized loss	$(104,810,579)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $312,839 and net increase of $2,246,830 from precious metals)	$140,050,102
Written options and swaptions	2,354,801
Securities sold short	(634,981)
Futures contracts	6,134
Swap contracts	22,650,612
Foreign currency and forward foreign currency exchange contracts	(91,537,247)
Non-deliverable bond forward contracts	878,908
Net change in unrealized appreciation (depreciation)	$73,768,329

Net realized and unrealized loss	$(31,042,250)

Net increase in net assets from operations	$70,384,537

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$101,426,787	$203,891,394
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(104,810,579)	103,259,492
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	73,768,329	(218,254,185)
Net increase in net assets from operations	$70,384,537	$88,896,701
Capital transactions —
Contributions	$236,577,259	$477,420,105
Withdrawals	(560,680,939)	(415,814,534)
Net increase (decrease) in net assets from capital transactions	$(324,103,680)	$61,605,571

Net increase (decrease) in net assets	$(253,719,143)	$150,502,272

Net Assets
At beginning of period	$4,751,607,767	$4,601,105,495
At end of period	$4,497,888,624	$4,751,607,767

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Consolidated Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.64	%(3)	0.67%	0.75%	0.92%	0.93%	0.75%
Net investment income	4.40	%(3)	4.37%	3.92%	3.15%	4.10%	3.22%
Portfolio Turnover	29	%(4)	66%	66%	56%	39%	33%

Total Return	1.45	%(4)	1.99%	3.78%	(0.89)%	3.46%	0.79%

Net assets, end of period (000’s omitted)	$4,497,889		$4,751,608	$4,601,105	$6,690,987	$7,220,340	$8,038,178

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.11%, 0.31%, 0.30% and 0.11% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(3)	Annualized.

(4)	Not annualized.

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 96.5%, 3.1% and 0.4%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2016 were $55,002,988 or 1.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward

47

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

48

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of

49

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in

50

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily

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net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $12,389,184 or 0.54% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short for the six months ended April 30, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,514,061,744	$947,273,571
U.S. Government and Agency Securities	—	162,377,066

	$1,514,061,744	$1,109,650,637

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,640,427,684

Gross unrealized appreciation	$116,688,701
Gross unrealized depreciation	(235,623,147)

Net unrealized depreciation	$(118,934,446)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Consolidated Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Written options and swaptions activity for the six months ended April 30, 2016 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)				Notional Amount — Swaptions (000’s omitted)	Premiums Received
Currency		CNH	EUR	GBP	JPY	USD	USD

Outstanding, beginning of period	603	870,612	224,129	61,337	8,384,400	75,563	49,378,427
Options written	—	—	63,991	—	16,809,056	—	5,921,905
Options terminated in closing purchase transactions	(326)	(210,474)	(110,002)	—	—	(75,563)	(24,898,911)
Options expired	(277)	—	—	(61,337)	(25,193,456)	—	(10,226,208)

Outstanding, end of period	—	660,138	178,118	—	—	—	20,175,213

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $159,178,592. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $46,937,105 at April 30, 2016.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Securities of unaffiliated issuers, at value	$291,720	$—	$7,132,471	$19,313,576	$—	$26,737,767
Net unrealized depreciation*	—	485,780	—	—	13,854,756	14,340,536
Receivable for open forward foreign currency exchange contracts	—	—	—	25,489,478	—	25,489,478
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	50,391,211	—	—	7,889,892	58,281,103

Total Asset Derivatives	$291,720	$50,876,991	$7,132,471	$44,803,054	$21,744,648	$124,848,884

Derivatives not subject to master netting or similar agreements	$291,720	$485,780	$—	$—	$13,854,756	$14,632,256

Total Asset Derivatives subject to master netting or similar agreements	$—	$50,391,211	$7,132,471	$44,803,054	$7,889,892	$110,216,628

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$—	$(12,834,592)	$—	$(12,834,592)
Net unrealized depreciation*	(7,766,378)	—	(754,367)	—	(5,033,218)	(13,553,963)
Payable for open forward foreign currency exchange contracts	—	—	—	(125,528,119)	—	(125,528,119)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(11,907,169)	—	—	(8,956,887)	(20,864,056)

Total Liability Derivatives	$(7,766,378)	$(11,907,169)	$(754,367)	$(138,362,711)	$(13,990,105)	$(172,780,730)

Derivatives not subject to master netting or similar agreements	$(7,766,378)	$—	$(754,367)	$(48,175)	$(5,033,218)	$(13,602,138)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(11,907,169)	$—	$(138,314,536)	$(8,956,887)	$(159,178,592)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$571,494	$(571,494)	$—	$—	$—
Bank of America, N.A.	13,436,373	(7,946,879)	(5,489,494)	—	—
Barclays Bank PLC	7,496,001	(3,255,610)	—	(4,240,391)	—
BNP Paribas	5,101,521	(5,101,521)	—	—	—
Citibank, N.A.	3,536,540	(3,536,540)	—	—	—
Credit Suisse International	10,457,577	(9,882,846)	(574,731)	—	—
Deutsche Bank AG	22,344,935	(22,344,935)	—	—	—
Goldman Sachs International	23,605,665	(21,371,646)	(2,234,019)	—	—
HSBC Bank USA, N.A.	969,789	(109,911)	(859,878)	—	—
ICBC Standard Bank plc	69,263	(69,263)	—	—	—
JPMorgan Chase Bank, N.A.	5,502,344	(5,502,344)	—	—	—
Morgan Stanley & Co. International PLC	169,014	(169,014)	—	—	—
Nomura International PLC	3,160,535	(1,541,930)	(1,618,605)	—	—
Standard Chartered Bank	13,700,897	(13,700,897)	—	—	—
UBS AG	94,680	—	—	—	94,680

	$110,216,628	$(95,104,830)	$(10,776,727)	$(4,240,391)	$94,680

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(4,878,982)	$571,494	$4,289,567	$—	$(17,921)
Bank of America, N.A.	(7,946,879)	7,946,879	—	—	—
Barclays Bank PLC	(3,255,610)	3,255,610	—	—	—
BNP Paribas	(14,489,674)	5,101,521	9,388,153	—	—
Citibank, N.A.	(15,512,586)	3,536,540	5,458,313	—	(6,517,733)
Credit Suisse International	(9,882,846)	9,882,846	—	—	—
Deutsche Bank AG	(24,698,652)	22,344,935	—	—	(2,353,717)
Goldman Sachs International	(21,371,646)	21,371,646	—	—	—
HSBC Bank USA, N.A.	(109,911)	109,911	—	—	—
ICBC Standard Bank plc	(1,046,379)	69,263	861,400	—	(115,716)
JPMorgan Chase Bank, N.A.	(7,354,646)	5,502,344	1,516,208	—	(336,094)
Morgan Stanley & Co. International PLC	(521,745)	169,014	352,731	—	—
Nomura International PLC	(1,541,930)	1,541,930	—	—	—
Standard Chartered Bank	(45,602,062)	13,700,897	22,256,217	—	(9,644,948)
The Bank of Nova Scotia	(965,044)	—	—	—	(965,044)

	$(159,178,592)	$95,104,830	$44,122,589	$—	$(19,951,173)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Information with respect to repurchase and reverse repurchase agreements at April 30, 2016 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(3,142,958)	$(6,586,839)	$974,269
Futures contracts	21,165,108	—	(6,534,053)	—	(55,657,312)
Written options and swaptions	—	—	2,287,150	7,939,058	720,125
Swap contracts	—	(13,563,087)	—	—	2,109,629
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	4,027,438	—
Non-deliverable bond forward contracts	—	—	—	—	491,435

Total	$21,165,108	$(13,563,087)	$(7,389,861)	$5,379,657	$(51,361,854)

Change in unrealized appreciation (depreciation) —
Investments	$(80,432)	$—	$(18,386)	$(9,163,131)	$439,451
Futures contracts	(16,304,065)	—	(2,043,733)	—	18,353,932
Written options and swaptions	—	—	(20,434)	2,885,548	(510,313)
Swap contracts	—	6,779,523	—	—	15,871,089
Foreign currency and forward foreign currency exchange contracts	—	—	—	(92,912,612)	—
Non-deliverable bond forward contracts	—	—	—	—	878,908

Total	$(16,384,497)	$6,779,523	$(2,082,553)	$(99,190,195)	$35,033,067

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$124,823,000	$2,164,503,000	$5,199,749,000	$3,675,000	$33,061,000	$5,255,049,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were approximately $807,172,000 and 1,634 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

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7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2016 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	4/29/16	5/11/16	10.50%	RUB 728,783,600	$11,251,435	$11,258,093

RUB	–	Russian Ruble

At April 30, 2016, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

For the six months ended April 30, 2016, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $13,457,000 and 1.10%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2016.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$21,011,103	$—	$(20,261,287)	$749,816
JPMorgan Chase Bank, N.A.	11,251,435	(11,251,435)	—	—

	$32,262,538	$(11,251,435)	$(20,261,287)	$749,816

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank, N.A.	$(11,251,435)	$11,251,435	$—	$—

	$(11,251,435)	$11,251,435	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

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9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$3,510,006,927	$—	$3,510,006,927
Foreign Corporate Bonds	—	88,638,505	—	88,638,505
Sovereign Loans (Less Unfunded Loan Commitments)	—	17,030,000	59,847,934	76,877,934
Corporate Bonds & Notes	—	588,648	—	588,648
Collateralized Mortgage Obligations	—	42,433,281	—	42,433,281
Mortgage Pass-Throughs	—	368,647,320	—	368,647,320
U.S. Treasury Obligations	—	1,960,899	—	1,960,899
Common Stocks	24,569,274	31,641,198 **	—	56,210,472
Investment Funds	—	8,691,527	—	8,691,527
Precious Metals	26,862,643	—	—	26,862,643
Currency Options Purchased	—	19,313,576	—	19,313,576
Call Options Purchased	291,720	7,132,471	—	7,424,191
Short-Term Investments —
Foreign Government Securities	—	56,644,067	—	56,644,067
U.S. Treasury Obligations	—	74,874,700	—	74,874,700
Repurchase Agreements	—	32,262,538	—	32,262,538
Other	—	128,200,791	—	128,200,791

Total Investments	$51,723,637	$4,388,066,448	$59,847,934	$4,499,638,019

Forward Foreign Currency Exchange Contracts	$—	$25,489,478	$—	$25,489,478
Futures Contracts	1,758,118	—	—	1,758,118
Swap Contracts	—	71,289,093	—	71,289,093

Total	$53,481,755	$4,484,845,019	$59,847,934	$4,598,174,708

Liability Description

Currency Options Written	$—	$(12,834,592)	$—	$(12,834,592)
Securities Sold Short	—	(19,663,853)	—	(19,663,853)
Forward Foreign Currency Exchange Contracts	—	(125,528,119)	—	(125,528,119)
Futures Contracts	(11,213,511)	(446,116)	—	(11,659,627)
Swap Contracts	—	(22,841,682)	—	(22,841,682)

Total	$(11,213,511)	$(181,314,362)	$—	$(192,527,873)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

58

Global Macro Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

59

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

60

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The

61

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. In considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

62

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

64

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757 4.30.16

Eaton Vance

Global Macro Absolute Return Advantage Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Global Macro Absolute Return Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	54

Officers and Trustees	57

Important Notices	58

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/31/2010	08/31/2010	2.00%	1.00%	2.44%	2.60%
Class A with 4.75% Maximum Sales Charge	—	—	–2.81	–3.81	1.45	1.72
Class C at NAV	08/31/2010	08/31/2010	1.64	0.32	1.74	1.90
Class C with 1% Maximum Sales Charge	—	—	0.68	–0.63	1.74	1.90
Class I at NAV	08/31/2010	08/31/2010	2.08	1.29	2.74	2.90
Class R at NAV	12/01/2010	08/31/2010	1.95	0.94	2.24	2.42
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.14%	0.15%	0.08%	0.09%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.60%	2.30%	1.30%	1.79%
Net			1.57	2.27	1.27	1.76

Fund Profile4

Asset Allocation (% of net assets)5

*	Net of securities sold short.

Foreign Currency Exposure (% of net assets)6

Sweden	8.9%		Singapore	–5.4%
Iceland	8.7		United Arab Emirates	–6.2
Romania	6.0		Peru	–6.2
Serbia	5.7		United Kingdom	–7.1
Indonesia	5.1		Oman	–10.0
India	4.2		China	–16.4
Lebanon	3.2		Euro	–30.0
Dominican Republic	2.0		Total Long	47.6
Other	3.2	*	Total Short	–86.5
WTI Crude Oil	–2.2		Total Net	–38.9
South Africa	–2.4

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios are not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.00	$7.89	1.57%
Class C	$1,000.00	$1,016.40	$11.38	2.27%
Class I	$1,000.00	$1,020.80	$6.38	1.27%
Class R	$1,000.00	$1,019.50	$8.89	1.77%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.10	$7.87	1.57%
Class C	$1,000.00	$1,013.60	$11.36	2.27%
Class I	$1,000.00	$1,018.50	$6.37	1.27%
Class R	$1,000.00	$1,016.10	$8.87	1.77%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $1,462,136,133)	$1,434,434,049
Receivable for Fund shares sold	3,937,492
Total assets	$1,438,371,541

Liabilities
Payable for Fund shares redeemed	$4,949,783
Payable to affiliates:
Distribution and service fees	127,626
Trustees’ fees	43
Accrued expenses	371,139
Total liabilities	$5,448,591
Net Assets	$1,432,922,950

Sources of Net Assets
Paid-in capital	$1,501,260,112
Accumulated net realized loss from Portfolio	(63,340,715)
Accumulated undistributed net investment income	22,705,637
Net unrealized depreciation from Portfolio	(27,702,084)
Total	$1,432,922,950

Class A Shares
Net Assets	$325,638,851
Shares Outstanding	33,645,962
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.68
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.16

Class C Shares
Net Assets	$47,387,944
Shares Outstanding	4,984,332
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.51

Class I Shares
Net Assets	$1,054,788,779
Shares Outstanding	107,907,126
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.77

Class R Shares
Net Assets	$5,107,376
Shares Outstanding	532,825
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest allocated from Portfolio (net of foreign taxes, $339,480)	$46,853,009
Dividends allocated from Portfolio (net of foreign taxes, $34,197)	158,109
Expenses, excluding interest expense, allocated from Portfolio	(7,832,398)
Interest expense allocated from Portfolio	(235,776)
Total investment income from Portfolio	$38,942,944

Expenses
Distribution and service fees
Class A	$594,474
Class C	236,435
Class R	12,548
Trustees’ fees and expenses	251
Custodian fee	29,744
Transfer and dividend disbursing agent fees	1,039,562
Legal and accounting services	28,245
Printing and postage	74,898
Registration fees	60,537
Miscellaneous	9,934
Total expenses	$2,086,628

Net investment income	$36,856,316

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $35,412)	$(33,746,683)
Written options and swaptions	6,343,601
Securities sold short	(354,348)
Futures contracts	(7,438,935)
Swap contracts	(8,727,488)
Forward commodity contracts	1,028,969
Foreign currency and forward foreign currency exchange contract transactions	3,647,010
Non-deliverable bond forward contracts	239,980
Net realized loss	$(39,007,894)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $319,548)	$57,072,444
Written options and swaptions	965,767
Securities sold short	(112,898)
Futures contracts	(4,264,088)
Swap contracts	18,056,200
Forward commodity contracts	(2,373,904)
Foreign currency and forward foreign currency exchange contracts	(38,413,837)
Non-deliverable bond forward contracts	538,400
Net change in unrealized appreciation (depreciation)	$31,468,084

Net realized and unrealized loss	$(7,539,810)

Net increase in net assets from operations	$29,316,506

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$36,856,316	$72,564,002
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(39,007,894)	52,858,144
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	31,468,084	(87,737,292)
Net increase in net assets from operations	$29,316,506	$37,684,854
Distributions to shareholders —
From net investment income
Class A	$(26,221,788)	$(12,816,911)
Class C	(2,650,132)	(1,141,091)
Class I	(63,732,175)	(30,257,852)
Class R	(313,605)	(114,823)
Total distributions to shareholders	$(92,917,700)	$(44,330,677)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$65,656,735	$218,607,109
Class C	7,376,133	9,440,313
Class I	295,788,789	459,705,847
Class R	388,087	2,151,550
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	25,001,426	11,775,077
Class C	1,954,420	753,564
Class I	56,983,126	27,868,126
Class R	313,605	114,823
Cost of shares redeemed
Class A	(173,064,859)	(172,470,662)
Class C	(6,265,206)	(12,715,644)
Class I	(255,191,725)	(283,603,298)
Class R	(459,855)	(853,018)
Net increase in net assets from Fund share transactions	$18,480,676	$260,773,787

Net increase (decrease) in net assets	$(45,120,518)	$254,127,964

Net Assets
At beginning of period	$1,478,043,468	$1,223,915,504
At end of period	$1,432,922,950	$1,478,043,468

Accumulated undistributed net investment income included in net assets
At end of period	$22,705,637	$78,767,021

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.100		$10.160	$9.540	$10.260	$10.050	$10.060

Income (Loss) From Operations
Net investment income(1)	$0.235		$0.515	$0.407	$0.297	$0.387	$0.171
Net realized and unrealized gain (loss)	(0.036)		(0.232)	0.213	(0.485)	0.078	(0.163)

Total income (loss) from operations	$0.199		$0.283	$0.620	$(0.188)	$0.465	$0.008

Less Distributions
From net investment income	$(0.619)		$(0.343)	$—	$—	$(0.255)	$—
From net realized gain	—		—	—	(0.532)	—	(0.018)

Total distributions	$(0.619)		$(0.343)	$—	$(0.532)	$(0.255)	$(0.018)

Net asset value — End of period	$9.680		$10.100	$10.160	$9.540	$10.260	$10.050

Total Return(2)	2.00	%(3)	2.89%	6.50%	(1.92)%	4.79%	0.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$325,639		$427,589	$372,302	$293,691	$243,609	$268,739
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.57	%(7)	1.60%	1.74%	1.94%	2.02%	1.80	%(8)
Net investment income	4.84	%(7)	5.09%	4.16%	3.02%	3.87%	1.69%
Portfolio Turnover of the Portfolio	45	%(3)	75%	116%	65%	91%	50%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.13%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% of average daily net assets for the year ended October 31, 2011). Absent this reimbursement, total return would be lower.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.900		$9.930	$9.390	$10.170	$9.980	$10.060

Income (Loss) From Operations
Net investment income(1)	$0.198		$0.430	$0.318	$0.231	$0.315	$0.101
Net realized and unrealized gain (loss)	(0.038)		(0.223)	0.222	(0.479)	0.075	(0.163)

Total income (loss) from operations	$0.160		$0.207	$0.540	$(0.248)	$0.390	$(0.062)

Less Distributions
From net investment income	$(0.550)		$(0.237)	$—	$—	$(0.200)	$—
From net realized gain	—		—	—	(0.532)	—	(0.018)

Total distributions	$(0.550)		$(0.237)	$—	$(0.532)	$(0.200)	$(0.018)

Net asset value — End of period	$9.510		$9.900	$9.930	$9.390	$10.170	$9.980

Total Return(2)	1.64	%(3)	2.15%	5.75%	(2.56)%	4.02%	(0.62)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,388		$46,216	$48,835	$82,387	$98,230	$112,833
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	2.27	%(7)	2.30%	2.47%	2.64%	2.72%	2.49	%(8)
Net investment income	4.16	%(7)	4.33%	3.34%	2.37%	3.17%	1.01%
Portfolio Turnover of the Portfolio	45	%(3)	75%	116%	65%	91%	50%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.16%, 0.42%, 0.47% and 0.24% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% of average daily net assets for the year ended October 31, 2011). Absent this reimbursement, total return would be lower.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.210		$10.260	$9.610	$10.300	$10.090	$10.070

Income (Loss) From Operations
Net investment income(1)	$0.253		$0.548	$0.432	$0.318	$0.419	$0.204
Net realized and unrealized gain (loss)	(0.045)		(0.230)	0.218	(0.476)	0.076	(0.166)

Total income (loss) from operations	$0.208		$0.318	$0.650	$(0.158)	$0.495	$0.038

Less Distributions
From net investment income	$(0.648)		$(0.368)	$—	$—	$(0.285)	$—
From net realized gain	—		—	—	(0.532)	—	(0.018)

Total distributions	$(0.648)		$(0.368)	$—	$(0.532)	$(0.285)	$(0.018)

Net asset value — End of period	$9.770		$10.210	$10.260	$9.610	$10.300	$10.090

Total Return(2)	2.08	%(3)	3.21%	6.76%	(1.60)%	5.09%	0.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,054,789		$999,152	$799,117	$825,738	$448,057	$463,076
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.27	%(7)	1.30%	1.45%	1.65%	1.72%	1.50	%(8)
Net investment income	5.16	%(7)	5.37%	4.40%	3.22%	4.17%	2.02%
Portfolio Turnover of the Portfolio	45	%(3)	75%	116%	65%	91%	50%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.14%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% of average daily net assets for the year ended October 31, 2011). Absent this reimbursement, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2011(1)
			2015	2014	2013	2012
Net asset value — Beginning of period	$10.010		$10.080	$9.480	$10.220	$10.040	$10.100

Income (Loss) From Operations
Net investment income(2)	$0.224		$0.481	$0.381	$0.275	$0.373	$0.138
Net realized and unrealized gain (loss)	(0.032)		(0.228)	0.219	(0.483)	0.071	(0.180)

Total income (loss) from operations	$0.192		$0.253	$0.600	$(0.208)	$0.444	$(0.042)

Less Distributions
From net investment income	$(0.612)		$(0.323)	$—	$—	$(0.264)	$—
From net realized gain	—		—	—	(0.532)	—	(0.018)

Total distributions	$(0.612)		$(0.323)	$—	$(0.532)	$(0.264)	$(0.018)

Net asset value — End of period	$9.590		$10.010	$10.080	$9.480	$10.220	$10.040

Total Return(3)	1.95	%(4)	2.70%	6.22%	(2.03)%	4.48%	(0.42	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,107		$5,087	$3,661	$3,295	$2,832	$1,625
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.77	%(8)	1.79%	1.95%	2.14%	2.22%	2.10	%(8)(9)
Net investment income	4.66	%(8)	4.80%	3.94%	2.81%	3.74%	1.50	%(8)
Portfolio Turnover of the Portfolio	45	%(4)	75%	116%	65%	91%	50	%(10)

(1)	For the period from commencement of operations on December 1, 2010 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.14%, 0.42%, 0.47% and 0.35% for the six months ended April 30, 2016, the years ended October 31, 2015, 2014, 2013 and 2012 and the period from commencement of operations on December 1, 2010 to October 31, 2011, respectively.

(8)	Annualized.

(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% of average daily net assets for the period from commencement of operations on December 1, 2010 to October 31, 2011). Absent this reimbursement, total return would be lower.

(10)	For the Portfolio’s year ended October 31, 2011.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (77.0% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

12

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $8,097,552 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2015, $8,097,552 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2016, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $2,631 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,672 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $594,474 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $177,326 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $6,274 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $59,109 and $6,274 for Class C and Class R shares, respectively.

13

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $119,037,994 and $195,905,899, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	6,714,507	21,557,878
Issued to shareholders electing to receive payments of distributions in Fund shares	2,596,202	1,201,539
Redemptions	(17,995,793)	(17,061,634)

Net increase (decrease)	(8,685,084)	5,697,783

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	763,846	951,426
Issued to shareholders electing to receive payments of distributions in Fund shares	206,162	78,009
Redemptions	(654,401)	(1,279,533)

Net increase (decrease)	315,607	(250,098)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	29,975,450	44,993,026
Issued to shareholders electing to receive payments of distributions in Fund shares	5,868,499	2,820,660
Redemptions	(25,792,534)	(27,813,790)

Net increase	10,051,415	19,999,896

14

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	39,799	217,894
Issued to shareholders electing to receive payments of distributions in Fund shares	32,873	11,801
Redemptions	(47,887)	(85,042)

Net increase	24,785	144,653

15

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 76.2%

Security		Principal Amount (000’s omitted)	Value

Albania — 2.2%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	33,115	$40,227,003

Total Albania			$40,227,003

Angola — 1.6%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	29,019	$29,344,958

Total Angola			$29,344,958

Argentina — 3.0%
Republic of Argentina, 0.75%, 2/22/17	USD	6,589	$6,227,988
Republic of Argentina, 0.75%, 6/9/17	USD	6,910	6,438,669
Republic of Argentina, 0.75%, 9/21/17	USD	6,392	5,690,234
Republic of Argentina, 1.75%, 10/28/16	USD	6,289	6,080,834
Republic of Argentina, 2.40%, 3/18/18	USD	4,631	4,121,999
Republic of Argentina, 6.25%, 4/22/19(2)	USD	27,060	28,128,870

Total Argentina			$56,688,594

Armenia — 1.5%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	27,829	$27,794,214

Total Armenia			$27,794,214

Bangladesh — 0.8%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	$883,085
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	178,900	2,458,579
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,416,624
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,287,135
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,461,535
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,200,440
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	506,345

Total Bangladesh			$14,213,743

Barbados — 1.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	20,119	$16,598,175
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,039	2,507,175
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,128	2,113,104

Total Barbados			$21,218,454

Security		Principal Amount (000’s omitted)	Value

Belarus — 2.1%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	37,070	$39,108,850

Total Belarus			$39,108,850

Cyprus — 2.5%
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,216	$16,558,833
Republic of Cyprus, 4.625%, 2/3/20(1)(2)	EUR	8,432	10,270,575
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	16,271	19,795,560

Total Cyprus			$46,624,968

Dominican Republic — 3.1%
Dominican Republic International Bond, 5.50%, 1/27/25(2)	USD	7,375	$7,384,219
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	9,370	10,939,475
Dominican Republic International Bond, 8.625%, 4/20/27(2)	USD	1,234	1,428,355
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	667,200	14,928,456
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	24,000	551,407
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	591,100	14,062,154
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	174,300	4,280,813
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	157,400	3,613,386

Total Dominican Republic			$57,188,265

Ecuador — 3.1%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	39,417	$34,391,332
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	19,553	17,059,993
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	6,358	6,040,100

Total Ecuador			$57,491,425

Georgia — 0.4%
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,155	$481,051
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	297,466
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,232	1,002,806
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	4,140,461
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,968	999,567

Total Georgia			$6,921,351

16	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Honduras — 1.2%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	4,224	$4,498,560
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	16,267	18,422,377

Total Honduras			$22,920,937

Iceland — 5.6%
Republic of Iceland, 6.00%, 10/13/16	ISK	112,797	$669,327
Republic of Iceland, 6.25%, 2/5/20	ISK	4,241,022	33,057,648
Republic of Iceland, 6.50%, 1/24/31	ISK	1,340,171	10,835,694
Republic of Iceland, 7.25%, 10/26/22	ISK	2,870,866	21,349,180
Republic of Iceland, 8.00%, 6/12/25	ISK	2,975,885	25,073,838
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	13,419,549

Total Iceland			$104,405,236

Iraq — 4.1%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	106,893	$76,428,495

Total Iraq			$76,428,495

Ivory Coast — 0.5%
Ivory Coast, 6.375%, 3/3/28(2)	USD	9,587	$9,131,618

Total Ivory Coast			$9,131,618

Kazakhstan — 2.1%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	21,949	$23,282,402
Kazakhstan Government International Bond, 6.50%, 7/21/45(2)	USD	15,113	16,556,699

Total Kazakhstan			$39,839,101

Kenya — 2.4%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,616,590
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	790,712
Republic of Kenya, 6.875%, 6/24/24(1)	USD	37,542	35,477,190
Republic of Kenya, 6.875%, 6/24/24(2)	USD	4,770	4,507,650

Total Kenya			$44,392,142

Lebanon — 1.5%
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,434,800	$1,620,998
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	24,937,490	16,604,922
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	7,615,450	5,084,477
Lebanon Treasury Note, 6.18%, 1/12/17	LBP	1,901,500	1,269,857
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	5,431,200	3,627,417

Total Lebanon			$28,207,671

Security		Principal Amount (000’s omitted)	Value

Macedonia — 4.3%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	21,932	$24,306,106
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	34,257	37,965,268
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	15,035	17,342,886

Total Macedonia			$79,614,260

Mongolia — 3.6%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	34,457	$32,217,295
Mongolia International Bond, 4.125%, 1/5/18(2)	USD	1,390	1,299,650
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	26,497	21,004,967
Mongolia International Bond, 5.125%, 12/5/22(2)	USD	2,910	2,306,844
Mongolia International Bond, 10.875%, 4/6/21(2)	USD	9,350	9,490,250

Total Mongolia			$66,319,006

New Zealand — 4.3%
New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	15,992	$11,339,590
New Zealand Government Bond, 2.50%, 9/20/35(1)(3)	NZD	39,390	29,297,329
New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	49,518	38,979,987

Total New Zealand			$79,616,906

Nigeria — 1.0%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	19,437	$19,345,646

Total Nigeria			$19,345,646

Paraguay — 1.0%
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	9,819	$10,064,475
Republic of Paraguay, 6.10%, 8/11/44(2)	USD	7,873	8,069,825

Total Paraguay			$18,134,300

Russia — 3.7%
Russia Government Bond, 7.60%, 7/20/22	RUB	237,031	$3,461,112
Russia Government Bond, 8.15%, 2/3/27	RUB	1,923,661	28,696,428
Russia Government Bond, 8.50%, 9/17/31	RUB	2,491,788	37,666,055

Total Russia			$69,823,595

Rwanda — 1.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	29,158	$28,653,567

Total Rwanda			$28,653,567

Serbia — 5.5%
Republic of Serbia, 7.25%, 9/28/21(1)	USD	1,544	$1,752,670
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	15,455,664
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	15,599,515

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia (continued)
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	$7,288,211
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,169,349
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,680,068
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	4,167,590	44,732,639

Total Serbia			$102,678,116

Sri Lanka — 3.5%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	6,514	$6,307,063
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	4,058	4,088,244
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	8,723	8,621,761
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	1,725,350	10,940,500
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	803,900	5,003,919
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,438,220	14,732,584
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	663,720	4,331,289
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	1,199,910	7,619,310
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	343,000	2,102,345
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	171,000	1,080,150

Total Sri Lanka			$64,827,165

Tanzania — 3.3%
United Republic of Tanzania, 6.892%, 3/9/20(1)(4)	USD	59,860	$60,907,157

Total Tanzania			$60,907,157

Thailand — 1.3%
Kingdom of Thailand, 1.25%, 3/12/28(1)(3)	THB	914,734	$24,938,304

Total Thailand			$24,938,304

Venezuela — 2.0%
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	3,805	$1,403,094
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	57,247	24,687,768
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	26,335	11,324,050

Total Venezuela			$37,414,912

Zambia — 2.4%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	14,459	$10,818,513
Republic of Zambia, 8.50%, 4/14/24(1)	USD	2,306	1,913,980
Republic of Zambia, 8.50%, 4/14/24(2)	USD	24,608	20,424,640
Republic of Zambia, 8.97%, 7/30/27(2)	USD	14,419	11,967,770

Total Zambia			$45,124,903

Total Foreign Government Bonds (identified cost $1,421,424,400)			$1,419,544,862

Foreign Corporate Bonds — 2.2%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(4)	USD	7,400	$7,020,380

Total Azerbaijan			$7,020,380

Georgia — 1.2%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	17,657	$18,486,702
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	4,190	4,210,950

Total Georgia			$22,697,652

Mongolia — 0.6%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	11,254	$11,042,988

Total Mongolia			$11,042,988

Total Foreign Corporate Bonds (identified cost $39,978,246)			$40,761,020

Sovereign Loans — 1.7%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.5%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(5)(6)(7)		$9,700	$9,076,877

Total Ethiopia			$9,076,877

Kenya — 0.8%
Government of Kenya, Term Loan, 5.95%, Maturing October 28, 2017(8)		$14,420	$14,420,000

Total Kenya			$14,420,000

Suriname — 0.4%
Republic of Suriname, Term Loan, 8.75%, Maturing September 30, 2017(5)(6)		$7,825	$7,985,393

Total Suriname			$7,985,393

Total Sovereign Loans (identified cost $31,119,225)			$31,482,270

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.667%, 3/15/34(9)(10)	$2,998	$626,660
Series 3572, (Interest Only), Class JS, 6.367%, 9/15/39(9)(10)	5,310	866,278
Series 3586, (Interest Only), Class GS, 5.817%, 10/15/39(9)(10)	6,203	1,073,284

		$2,566,222

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.061%, 10/25/35(9)(10)	$9,335	$1,860,580
Series 2006-56, (Interest Only), Class CS, 6.771%, 7/25/36(9)(10)	4,257	923,941
Series 2006-72, (Interest Only), Class GI, 6.141%, 8/25/36(9)(10)	13,638	2,438,341
Series 2006-96, (Interest Only), Class SM, 6.811%, 10/25/36(9)(10)	9,244	1,898,029
Series 2007-36, (Interest Only), Class SG, 6.161%, 4/25/37(9)(10)	6,383	1,246,195
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(10)	2,007	100,353
Series 2010-109, (Interest Only), Class PS, 6.161%, 10/25/40(9)(10)	7,409	1,374,622
Series 2010-147, (Interest Only), Class KS, 5.511%, 1/25/41(9)(10)	6,512	1,098,400

		$10,940,461

Total Collateralized Mortgage Obligations (identified cost $9,501,134)		$13,506,683

Common Stocks — 1.8%

Security	Shares	Value

Iceland — 1.1%
Eimskipafelag Islands HF	1,345,775	$2,615,026
Hagar HF	8,111,180	3,185,409
HB Grandi HF	8,178,396	2,382,090
Icelandair Group HF	15,294,491	4,504,821
Marel HF	2,108,527	4,416,305
Reitir Fasteignafelag HF	4,478,610	3,169,562

Total Iceland		$20,273,213

Romania — 0.1%
BRD-Groupe Societe Generale SA	38,758	$91,528
Societatea Nationala Nuclearelectrica SA	157,775	205,429

Security	Shares	Value

Romania (continued)
Transelectrica SA	7,104	$53,570
Transgaz SA Medias	8,368	568,968

Total Romania		$919,495

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.(11)	28,302,666	$11,316,226

Total Singapore		$11,316,226

Total Common Stocks (identified cost $32,892,281)		$32,508,934

Investment Funds — 0.3%

Security	Shares	Value

Romania — 0.3%
Fondul Proprietatea SA	31,433,550	$6,009,789

Total Investment Funds (identified cost $7,771,207)		$6,009,789

Currency Options Purchased — 0.8%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	SEK	1,253,610	SEK	9.00	9/7/16	$1,311,998
Put CNH/Call USD	Citibank, N.A.	CNH	151,241	CNH	6.34	6/7/16	570,301
Put CNH/Call USD	Deutsche Bank AG	CNH	150,481	CNH	6.40	7/27/16	487,570
Put CNH/Call USD	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	705,555
Put CNH/Call USD	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	565,714
Put CNH/Call USD	Standard Chartered Bank	CNH	177,384	CNH	6.47	6/15/17	1,246,941
Put CNH/Call USD	Standard Chartered Bank	CNH	165,452	CNH	6.47	6/15/17	1,167,569
Put EUR/Call USD	Deutsche Bank AG	EUR	46,612	USD	1.10	11/1/16	657,422
Put EUR/Call USD	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	1,995,339

19	See Notes to Consolidated Financial Statements.

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April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put EUR/Call USD	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	$4,462,911
Put EUR/Call USD	Goldman Sachs International	EUR	69,909	USD	1.10	7/15/16	452,864
Put RUB/Call USD	Bank of America, N.A.	RUB	1,629,760	RUB	110.00	11/3/16	63,487
Put RUB/Call USD	Deutsche Bank AG	RUB	1,954,370	RUB	110.00	11/16/16	80,502
Put RUB/Call USD	Goldman Sachs International	RUB	1,702,470	RUB	110.00	11/4/16	66,690
Put RUB/Call USD	Goldman Sachs International	RUB	1,468,280	RUB	110.00	11/4/16	57,517

Total Currency Options Purchased (identified cost $15,680,192)							$13,892,380

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	779	JPY	20,000.00	6/10/16	$15,685
Nikkei 225 Index	Goldman Sachs International	492	JPY	21,000.00	3/12/21	5,784,784
WTI Crude Oil Future 12/2016	Not Applicable	715	USD	75.00	11/16/16	235,950

Total Call Options Purchased (identified cost $6,626,378)						$6,036,419

Short-Term Investments — 9.3%

Foreign Government Securities — 2.8%

Security		Principal Amount (000’s omitted)	Value

Iceland — 1.1%
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	310,805	$1,837,746
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	285,239	1,683,378
Iceland Treasury Bill, 0.00%, 7/15/16	ISK	915,448	5,396,930
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	1,835,912	10,814,464

Total Iceland			$19,732,518

Security		Principal Amount (000’s omitted)	Value

Lebanon — 1.7%
Lebanon Treasury Bill, 0.00%, 5/5/16	LBP	2,910,550	$1,930,494
Lebanon Treasury Bill, 0.00%, 5/19/16	LBP	5,093,450	3,372,613
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	2,086,300	1,380,400
Lebanon Treasury Bill, 0.00%, 6/2/16	LBP	1,774,720	1,173,183
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	1,126,070	742,599
Lebanon Treasury Bill, 0.00%, 7/28/16	LBP	8,428,590	5,535,120
Lebanon Treasury Bill, 0.00%, 8/25/16	LBP	4,996,040	3,268,510
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	4,654,510	3,036,584
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,155,520	3,352,155
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	4,649,540	2,998,335
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	6,897,570	4,439,551
Lebanon Treasury Bill, 0.00%, 1/19/17	LBP	454,090	290,810
Lebanon Treasury Bill, 0.00%, 2/2/17	LBP	954,870	610,317

Total Lebanon			$32,130,671

Total Foreign Government Securities (identified cost $51,403,565)			$51,863,189

U.S. Treasury Obligations — 3.5%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 6/16/16(12)		$30,500	$30,494,693
U.S. Treasury Bill, 0.00%, 9/22/16(12)		35,000	34,961,535

Total U.S. Treasury Obligations (identified cost $65,418,999)			$65,456,228

Repurchase Agreements — 0.3%

Description		Principal Amount (000’s omitted)	Value

Bank of America, N.A.:
Dated 4/12/16 with a maturity date of 5/13/16, an interest rate of 0.60% payable by the Portfolio and repurchase proceeds of EUR 4,890,835, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,403,010.	EUR	4,893	$5,602,961

Total Repurchase Agreements (identified cost $5,574,086)			$5,602,961

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 2.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(13)	$49,666	$49,665,605

Total Other (identified cost $49,665,605)		$49,665,605

Total Short-Term Investments (identified cost $172,062,255)		$172,587,983

Total Investments — 93.3% (identified cost $1,737,055,318)		$1,736,330,340

Currency Options Written — (0.5)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put CNH/Call USD	Goldman Sachs International	CNH	150,481	CNH	6.40	7/27/16	$(487,570)
Put CNH/Call USD	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	(705,555)
Put CNH/Call USD	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	(565,714)
Put EUR/Call USD	Citibank, N.A.	EUR	46,612	USD	1.10	11/1/16	(657,422)
Put EUR/Call USD	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	(1,995,339)
Put EUR/Call USD	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	(4,462,911)

Total Currency Options Written (premiums received $14,350,166)							$(8,874,511)

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,243,694)

Total Spain			$(5,243,694)

Total Foreign Government Bonds (proceeds $5,096,211)			$(5,243,694)

Total Securities Sold Short (proceeds $5,096,211)			$(5,243,694)

Other Assets, Less Liabilities — 7.5%			$140,196,523

Net Assets — 100.0%			$1,862,408,658

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $805,336,631 or 43.2% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $237,277,893 or 12.7% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at April 30, 2016.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2016.

(9)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2016.

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

(10)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(11)	Non-income producing.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Commodity Contracts(1)
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

6/2/16	Gold 8,388 Troy Ounces	United States Dollar 9,018,455	Citibank, N.A.	$(1,847,022)
6/2/16	Gold 3,113 Troy Ounces	United States Dollar 3,348,027	Merrill Lynch International	(685,129)

				$(2,532,151)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	8,751,397	RON	39,145,000	BNP Paribas	5/3/16	$15,679	$—
EUR	4,362,454	RON	19,515,000	BNP Paribas	5/3/16	7,370	—
RON	50,974,000	EUR	11,387,275	BNP Paribas	5/3/16	—	(10,506)
RON	7,686,000	EUR	1,717,388	Deutsche Bank AG	5/3/16	—	(2,023)
USD	22,721,199	ZAR	362,021,411	Standard Chartered Bank	5/3/16	—	(2,710,136)
ZAR	362,021,411	USD	25,124,673	Standard Chartered Bank	5/3/16	306,662	—
EUR	38,254,045	HUF	11,964,335,000	Bank of America, N.A.	5/4/16	—	(110,416)
EUR	36,540,297	HUF	11,425,420,000	JPMorgan Chase Bank, N.A.	5/4/16	—	(94,740)
EUR	8,436,724	USD	9,602,511	Deutsche Bank AG	5/4/16	58,241	—
HUF	11,964,335,000	EUR	38,789,201	Bank of America, N.A.	5/4/16	—	(502,382)
HUF	645,380,000	EUR	2,095,526	JPMorgan Chase Bank, N.A.	5/4/16	—	(30,717)
HUF	10,780,040,000	EUR	34,627,991	JPMorgan Chase Bank, N.A.	5/4/16	—	(84,346)
USD	9,420,446	EUR	8,436,724	Deutsche Bank AG	5/4/16	—	(240,305)
AUD	50,516,539	USD	38,565,336	Standard Chartered Bank	5/5/16	—	(158,268)
EUR	37,381,323	HUF	11,671,850,750	Citibank, N.A.	5/5/16	—	(34,361)
EUR	37,142,100	HUF	11,598,549,250	Deutsche Bank AG	5/5/16	—	(39,253)
HUF	5,655,044,702	EUR	18,097,880	Citibank, N.A.	5/5/16	32,080	—
HUF	3,724,376,920	EUR	11,987,052	Citibank, N.A.	5/5/16	—	(56,627)
HUF	2,292,429,128	EUR	7,429,745	Citibank, N.A.	5/5/16	—	(93,797)
HUF	15,641,411	EUR	50,107	Deutsche Bank AG	5/5/16	32	—
HUF	11,582,907,839	EUR	37,539,808	Deutsche Bank AG	5/5/16	—	(473,579)
USD	35,695,492	AUD	50,516,539	Standard Chartered Bank	5/5/16	—	(2,711,577)
AUD	62,928,619	USD	48,056,698	Australia and New Zealand Banking Group Limited	5/9/16	—	(220,797)
INR	531,507,000	USD	7,848,597	Bank of America, N.A.	5/9/16	153,033	—
INR	403,114,000	USD	5,950,901	BNP Paribas	5/9/16	117,823	—
INR	340,805,000	USD	5,013,313	Nomura International PLC	5/9/16	117,373	—
USD	45,303,256	AUD	62,928,619	Australia and New Zealand Banking Group Limited	5/9/16	—	(2,532,644)

22	See Notes to Consolidated Financial Statements.

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April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	34,118,966	INR	2,341,124,000	BNP Paribas	5/9/16	$—	$(1,125,742)
USD	4,480,412	THB	161,026,000	Standard Chartered Bank	5/9/16	—	(129,127)
USD	980,865	GEL	2,256,332	Bank of Georgia	5/10/16	—	(31,927)
USD	14,866,150	NZD	22,255,548	Standard Chartered Bank	5/10/16	—	(667,776)
USD	7,552,876	THB	271,828,000	Deutsche Bank AG	5/10/16	—	(228,343)
OMR	5,889,000	USD	15,217,447	BNP Paribas	5/11/16	75,578	—
USD	20,221,693	EUR	17,819,845	JPMorgan Chase Bank, N.A.	5/11/16	—	(187,613)
USD	15,177,835	OMR	5,889,000	BNP Paribas	5/11/16	—	(115,190)
IDR	62,498,955,000	USD	4,568,637	Goldman Sachs International	5/12/16	162,941	—
IDR	125,609,238,000	USD	9,178,607	JPMorgan Chase Bank, N.A.	5/12/16	330,830	—
IDR	122,700,024,000	USD	8,979,146	BNP Paribas	5/16/16	303,517	—
IDR	62,344,932,000	USD	4,569,068	Goldman Sachs International	5/16/16	147,532	—
IDR	122,700,022,000	USD	8,983,747	Standard Chartered Bank	5/16/16	298,915	—
USD	15,604,620	NZD	23,369,095	BNP Paribas	5/16/16	—	(701,276)
USD	1,855,897	NZD	2,806,739	Citibank, N.A.	5/16/16	—	(102,518)
USD	1,418,381	NZD	2,134,155	Deutsche Bank AG	5/16/16	—	(70,736)
USD	4,493,448	NZD	6,746,716	Deutsche Bank AG	5/16/16	—	(214,105)
USD	5,317,631	THB	193,030,000	Deutsche Bank AG	5/16/16	—	(207,184)
USD	1,006,233	THB	36,486,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(38,052)
RON	7,424,960	USD	1,864,010	Standard Chartered Bank	5/18/16	33,930	—
RON	6,792,726	USD	1,709,316	Standard Chartered Bank	5/18/16	27,015	—
RON	7,767,245	USD	1,958,709	Standard Chartered Bank	5/18/16	26,725	—
RON	3,561,186	USD	898,688	Standard Chartered Bank	5/18/16	11,609	—
RON	10,300,174	USD	2,621,472	Standard Chartered Bank	5/18/16	11,419	—
TRY	58,900,000	USD	20,761,368	Standard Chartered Bank	5/18/16	199,123	—
USD	15,124,441	RON	60,475,078	BNP Paribas	5/18/16	—	(333,967)
USD	19,383,927	TRY	58,900,000	Standard Chartered Bank	5/18/16	—	(1,576,564)
MXN	484,805,000	USD	25,691,158	JPMorgan Chase Bank, N.A.	5/19/16	2,443,531	—
USD	27,759,137	MXN	484,805,000	JPMorgan Chase Bank, N.A.	5/19/16	—	(375,552)
USD	5,606,332	NZD	8,330,792	JPMorgan Chase Bank, N.A.	5/19/16	—	(205,580)
USD	21,376,207	NZD	32,712,592	JPMorgan Chase Bank, N.A.	5/19/16	—	(1,445,476)
USD	925,913	GEL	2,085,433	Bank of Georgia	5/23/16	—	(7,962)
USD	6,503,960	PEN	22,172,000	BNP Paribas	5/23/16	—	(231,177)
USD	6,503,817	PEN	22,152,000	JPMorgan Chase Bank, N.A.	5/23/16	—	(225,245)
IDR	52,948,647,000	USD	3,881,866	BNP Paribas	5/25/16	117,550	—
IDR	160,775,477,000	USD	11,787,058	Goldman Sachs International	5/25/16	356,933	—
IDR	27,276,576,000	USD	2,000,336	JPMorgan Chase Bank, N.A.	5/25/16	59,969	—
JPY	3,608,886,000	USD	29,579,336	Goldman Sachs International	5/25/16	4,352,989	—
JPY	3,537,351,000	USD	28,999,672	Standard Chartered Bank	5/25/16	4,260,050	—
USD	735,533	EUR	659,452	Deutsche Bank AG	5/25/16	—	(20,050)
USD	808,663	EUR	723,293	Deutsche Bank AG	5/25/16	—	(20,067)
USD	35,320,610	EUR	31,747,151	Deutsche Bank AG	5/25/16	—	(1,054,451)
USD	482,817	GEL	1,084,551	Bank of Georgia	5/25/16	—	(2,679)
USD	29,494,001	JPY	3,608,886,000	Goldman Sachs International	5/25/16	—	(4,438,324)
USD	28,925,922	JPY	3,537,351,000	Standard Chartered Bank	5/25/16	—	(4,333,800)
USD	74,785,691	GBP	51,993,000	Goldman Sachs International	6/1/16	—	(1,188,848)

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	80,942,546	EUR	73,263,439	Goldman Sachs International	6/2/16	$—	$(3,020,100)
USD	991,845	GEL	2,231,850	Bank of Georgia	6/3/16	—	(5,607)
OMR	21,539,450	USD	55,633,055	BNP Paribas	6/6/16	274,134	—
USD	19,472,489	OMR	7,545,200	BNP Paribas	6/6/16	—	(111,619)
USD	36,120,719	OMR	13,994,250	BNP Paribas	6/6/16	—	(202,362)
EUR	4,258,000	USD	4,697,937	Standard Chartered Bank	6/8/16	182,836	—
EUR	1,277,298	USD	1,458,048	Standard Chartered Bank	6/8/16	6,066	—
USD	102,090,220	EUR	92,508,638	Standard Chartered Bank	6/8/16	—	(3,948,666)
NZD	27,839,000	USD	19,172,719	Goldman Sachs International	6/9/16	227,434	—
NZD	27,839,000	USD	19,147,247	Standard Chartered Bank	6/9/16	252,907	—
USD	18,727,852	NZD	27,839,000	Goldman Sachs International	6/9/16	—	(672,302)
USD	18,741,215	NZD	27,839,000	Standard Chartered Bank	6/9/16	—	(658,939)
USD	18,001,913	ZAR	282,288,000	BNP Paribas	6/9/16	—	(1,685,054)
CNH	135,880,000	USD	20,740,288	Standard Chartered Bank	6/13/16	173,869	—
CNH	23,858,593	USD	3,641,421	Standard Chartered Bank	6/13/16	30,807	—
NZD	56,794,312	USD	39,072,783	Australia and New Zealand Banking Group Limited	6/13/16	497,491	—
USD	23,948,815	CNH	159,738,593	Standard Chartered Bank	6/13/16	—	(637,571)
USD	36,382,727	NZD	54,291,719	Australia and New Zealand Banking Group Limited	6/13/16	—	(1,443,916)
USD	11,227,127	PEN	38,408,000	The Bank of Nova Scotia	6/23/16	—	(401,706)
EUR	2,063,395	USD	2,328,153	Standard Chartered Bank	6/29/16	38,671	—
USD	924,810	EUR	806,462	Goldman Sachs International	6/29/16	—	(245)
USD	183,704	EUR	162,500	Goldman Sachs International	6/29/16	—	(2,692)
USD	421,124	EUR	370,467	Goldman Sachs International	6/29/16	—	(3,821)
USD	561,125	EUR	492,526	Goldman Sachs International	6/29/16	—	(3,829)
USD	249,970	EUR	221,456	Goldman Sachs International	6/29/16	—	(4,052)
USD	226,835	EUR	202,598	Goldman Sachs International	6/29/16	—	(5,556)
USD	731,094	EUR	650,000	Goldman Sachs International	6/29/16	—	(14,491)
USD	17,703,848	EUR	15,611,859	Goldman Sachs International	6/29/16	—	(203,787)
USD	19,249,051	EUR	17,021,152	Goldman Sachs International	6/29/16	—	(275,119)
USD	40,399,527	EUR	35,750,275	Standard Chartered Bank	6/29/16	—	(607,945)
USD	45,953,072	EUR	40,919,557	JPMorgan Chase Bank, N.A.	7/1/16	—	(986,939)
USD	1,987,621	LKR	292,876,014	Citibank, N.A.	7/5/16	9,064	—
USD	533,974	LKR	78,948,063	Citibank, N.A.	7/5/16	631	—
USD	1,940,365	LKR	288,823,320	Citibank, N.A.	7/5/16	—	(10,814)
USD	4,112,977	LKR	606,252,756	Citibank, N.A.	7/8/16	20,131	—
USD	1,995,778	LKR	293,778,584	Citibank, N.A.	7/8/16	12,463	—
USD	1,301,180	LKR	191,663,829	Citibank, N.A.	7/8/16	7,247	—
USD	19,006,479	GBP	13,319,000	Deutsche Bank AG	7/11/16	—	(458,692)
USD	37,768,286	GBP	26,764,000	Deutsche Bank AG	7/11/16	—	(1,346,200)
USD	6,006,122	EUR	5,271,395	Standard Chartered Bank	7/13/16	—	(43,128)
USD	57,198,671	EUR	50,063,387	Standard Chartered Bank	7/13/16	—	(252,149)
IDR	111,333,026,000	USD	8,327,700	Deutsche Bank AG	7/14/16	1,096	—
IDR	86,592,350,000	USD	6,477,100	Standard Chartered Bank	7/14/16	852	—
IDR	157,235,343,000	USD	11,709,513	BNP Paribas	7/18/16	45,703	—
IDR	163,881,975,000	USD	12,197,683	Deutsche Bank AG	7/18/16	54,448	—
USD	2,632,671	LKR	388,713,861	Citibank, N.A.	7/18/16	14,335	—

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SEK	270,628,000	EUR	29,443,290	Deutsche Bank AG	7/19/16	$—	$(212)
USD	18,642,575	NZD	27,129,100	Goldman Sachs International	7/19/16	—	(225,216)
USD	29,124,721	SGD	39,780,000	Bank of America, N.A.	7/19/16	—	(409,853)
USD	23,805,143	SGD	32,472,000	Citibank, N.A.	7/19/16	—	(303,623)
RUB	1,994,609,215	USD	29,706,883	Deutsche Bank AG	7/20/16	497,011	—
USD	1,048,968	LKR	154,985,046	Citibank, N.A.	7/20/16	5,473	—
USD	26,751,376	RUB	1,796,167,636	Deutsche Bank AG	7/20/16	—	(447,564)
SEK	324,881,163	EUR	35,470,474	Goldman Sachs International	7/22/16	—	(142,667)
USD	2,254,039	LKR	335,401,005	Citibank, N.A.	7/22/16	—	(3,160)
USD	2,323,484	LKR	345,734,368	Citibank, N.A.	7/22/16	—	(3,258)
USD	23,275,695	SGD	31,229,000	Deutsche Bank AG	7/22/16	90,773	—
USD	5,300,099	SGD	7,111,143	Deutsche Bank AG	7/22/16	20,670	—
USD	24,411,973	SGD	32,745,000	Standard Chartered Bank	7/22/16	101,548	—
USD	5,561,561	SGD	7,460,000	Standard Chartered Bank	7/22/16	23,135	—
SEK	327,714,983	EUR	35,707,163	Standard Chartered Bank	7/25/16	—	(59,785)
USD	1,625,273	LKR	241,921,913	Citibank, N.A.	7/25/16	—	(1,731)
USD	2,255,458	LKR	335,724,951	Citibank, N.A.	7/25/16	—	(2,402)
USD	1,108,588	LKR	165,046,635	Citibank, N.A.	7/26/16	—	(1,155)
USD	5,339,624	THB	187,581,000	Deutsche Bank AG	7/26/16	—	(21,020)
USD	5,561,832	PEN	19,789,000	BNP Paribas	7/27/16	—	(405,605)
USD	5,563,396	PEN	19,789,000	Standard Chartered Bank	7/27/16	—	(404,041)
USD	14,841,794	RUB	1,007,772,680	Bank of America, N.A.	7/27/16	—	(394,690)
USD	17,306,065	RUB	1,175,099,110	Bank of America, N.A.	7/27/16	—	(460,223)
USD	14,522,098	RUB	986,631,320	Citibank, N.A.	7/27/16	—	(394,751)
USD	16,933,287	RUB	1,150,447,517	Citibank, N.A.	7/27/16	—	(460,294)
USD	5,575,546	LKR	830,644,873	Citibank, N.A.	7/28/16	—	(7,057)
CNH	101,675,444	USD	15,480,427	Goldman Sachs International	7/29/16	134,323	—
CNH	86,954,000	USD	13,237,022	Goldman Sachs International	7/29/16	116,890	—
CNH	67,650,000	USD	10,300,723	Goldman Sachs International	7/29/16	88,588	—
CNH	142,727,102	USD	21,725,718	Standard Chartered Bank	7/29/16	193,518	—
USD	19,878,750	CNH	132,889,444	Goldman Sachs International	7/29/16	—	(529,673)
USD	18,388,972	CNH	123,390,000	Goldman Sachs International	7/29/16	—	(560,579)
USD	21,170,160	CNH	142,727,102	Standard Chartered Bank	7/29/16	—	(749,075)
USD	11,072,191	PEN	39,666,125	BNP Paribas	8/3/16	—	(879,037)
USD	24,661,699	ZAR	362,021,411	Standard Chartered Bank	8/3/16	—	(311,280)
USD	10,649,007	OMR	4,148,640	BNP Paribas	8/17/16	—	(100,563)
USD	8,920,626	PEN	31,356,000	Standard Chartered Bank	8/29/16	—	(497,607)
RSD	382,362,995	EUR	3,021,438	Deutsche Bank AG	9/21/16	48,350	—
RSD	152,090,108	EUR	1,205,629	Deutsche Bank AG	9/21/16	14,848	—
USD	2,629,194	PEN	9,168,000	BNP Paribas	9/29/16	—	(114,441)
USD	9,879,954	PEN	34,402,000	The Bank of Nova Scotia	9/29/16	—	(415,262)
USD	888,877	AOA	162,220,000	ICBC Standard Bank plc	10/3/16	55,409	—
USD	5,946,913	PEN	20,948,000	BNP Paribas	11/2/16	—	(296,894)
USD	7,433,783	PEN	26,185,500	Standard Chartered Bank	11/2/16	—	(371,125)
USD	5,611,295	PEN	20,369,000	Standard Chartered Bank	11/4/16	—	(458,760)
USD	5,451,298	PEN	19,850,903	Standard Chartered Bank	11/4/16	—	(464,361)

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,394,054	CNH	62,245,000	Bank of America, N.A.	11/14/16	$—	$(101,575)
USD	23,885,054	CNH	158,297,000	Goldman Sachs International	11/14/16	—	(263,546)
USD	23,150,367	CNH	153,048,000	Citibank, N.A.	11/18/16	—	(191,045)
USD	9,133,650	CNH	60,515,000	Goldman Sachs International	11/18/16	—	(95,517)
USD	11,511,041	CNH	76,111,000	Deutsche Bank AG	11/30/16	—	(87,082)
USD	27,670,460	CNH	182,964,000	Standard Chartered Bank	11/30/16	—	(210,383)
USD	7,978,398	PEN	28,439,000	BNP Paribas	12/7/16	—	(475,461)
USD	8,360,473	PEN	30,754,000	BNP Paribas	12/7/16	—	(781,550)
USD	6,819,234	CNH	45,948,000	BNP Paribas	12/19/16	—	(173,367)
USD	17,393,751	CNH	117,460,000	Standard Chartered Bank	12/21/16	—	(479,451)
TWD	242,088,000	USD	7,497,306	Deutsche Bank AG	1/12/17	—	(6,651)
TWD	179,748,000	USD	5,569,264	JPMorgan Chase Bank, N.A.	1/12/17	—	(7,525)
USD	8,922,430	CNH	61,774,000	Standard Chartered Bank	1/12/17	—	(463,153)
USD	7,228,665	TWD	242,088,000	Deutsche Bank AG	1/12/17	—	(261,989)
USD	5,372,026	TWD	179,748,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(189,712)
TWD	319,147,000	USD	9,873,070	BNP Paribas	1/17/17	1,852	—
TWD	318,529,000	USD	9,864,633	BNP Paribas	1/17/17	—	(8,832)
TWD	320,336,000	USD	9,942,148	Citibank, N.A.	1/17/17	—	(30,435)
TWD	295,071,000	USD	9,135,325	Deutsche Bank AG	1/17/17	—	(5,353)
USD	9,471,573	TWD	318,529,000	BNP Paribas	1/17/17	—	(384,228)
USD	9,499,881	TWD	320,336,000	Citibank, N.A.	1/17/17	—	(411,831)
USD	8,729,911	TWD	295,071,000	Deutsche Bank AG	1/17/17	—	(400,061)
USD	9,492,772	TWD	319,147,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(382,151)
TWD	340,010,000	USD	10,552,762	BNP Paribas	1/19/17	—	(32,339)
TWD	311,668,000	USD	9,668,621	Goldman Sachs International	1/19/17	—	(25,142)
USD	10,059,467	TWD	340,010,000	BNP Paribas	1/19/17	—	(460,956)
USD	9,184,535	TWD	311,668,000	Goldman Sachs International	1/19/17	—	(458,944)
TWD	311,360,000	USD	9,636,645	Bank of America, N.A.	1/26/17	—	(2,807)
TWD	344,600,000	USD	10,663,778	BNP Paribas	1/26/17	—	(1,457)
USD	9,270,805	TWD	311,360,000	Bank of America, N.A.	1/26/17	—	(363,032)
USD	10,266,647	TWD	344,600,000	JPMorgan Chase Bank, N.A.	1/26/17	—	(395,675)
TWD	450,662,000	USD	13,980,518	Goldman Sachs International	2/2/17	—	(36,676)
TWD	400,982,000	USD	12,429,696	Standard Chartered Bank	2/2/17	—	(22,993)
USD	13,399,399	TWD	450,662,000	Goldman Sachs International	2/2/17	—	(544,442)
USD	11,930,082	TWD	400,982,000	Standard Chartered Bank	2/2/17	—	(476,621)
RON	39,145,000	EUR	8,688,270	BNP Paribas	2/3/17	—	(17,033)
TWD	140,780,000	USD	4,254,715	BNP Paribas	2/10/17	101,071	—
TWD	227,328,000	USD	7,046,745	BNP Paribas	2/10/17	—	(13,132)
TWD	140,490,000	USD	4,249,546	Goldman Sachs International	2/10/17	97,267	—
TWD	268,645,000	USD	8,327,495	Goldman Sachs International	2/10/17	—	(15,519)
USD	11,034,743	TWD	368,108,000	BNP Paribas	2/10/17	—	(354,656)
USD	12,260,931	TWD	409,135,000	Goldman Sachs International	2/10/17	—	(397,859)
USD	9,759,889	CNH	66,987,000	Citibank, N.A.	2/16/17	—	(392,225)
USD	19,236,233	CNH	132,025,000	Standard Chartered Bank	2/16/17	—	(772,618)
TWD	343,056,000	USD	10,643,996	BNP Paribas	2/24/17	—	(29,980)
TWD	491,339,000	USD	15,292,219	Citibank, N.A.	2/24/17	—	(90,385)

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,220,647	TWD	343,056,000	BNP Paribas	2/24/17	$—	$(393,370)
USD	9,934,814	TWD	333,313,000	Citibank, N.A.	2/24/17	—	(377,758)
USD	4,796,807	TWD	158,026,000	Deutsche Bank AG	2/24/17	—	(92,455)
RON	24,017,000	EUR	5,309,971	BNP Paribas	2/28/17	6,197	—
RON	70,634,865	EUR	15,649,688	BNP Paribas	2/28/17	—	(19,823)
RON	57,580,000	EUR	12,740,347	Deutsche Bank AG	3/2/17	1,988	—
RON	7,912,500	EUR	1,755,213	Bank of America, N.A.	3/6/17	—	(5,299)
RON	53,790,499	EUR	11,938,057	Bank of America, N.A.	3/6/17	—	(42,768)
RON	41,144,000	EUR	9,132,963	Deutsche Bank AG	3/7/17	—	(35,113)
RON	58,714,500	EUR	13,023,068	Deutsche Bank AG	3/7/17	—	(38,393)
RON	83,558,000	EUR	18,525,219	BNP Paribas	3/8/17	—	(46,183)
USD	12,810,758	CNH	84,551,000	Goldman Sachs International	3/15/17	24,121	—
USD	18,542,214	CNH	122,307,000	Standard Chartered Bank	3/15/17	45,743	—
USD	14,130,576	CNH	93,283,000	Citibank, N.A.	3/22/17	31,207	—
USD	11,290,592	CNH	74,405,000	Goldman Sachs International	3/22/17	44,560	—
USD	16,928,257	CNH	111,608,000	Standard Chartered Bank	3/22/17	59,134	—
USD	10,922,680	OMR	4,238,000	BNP Paribas	3/23/17	88,460	—
USD	10,925,258	OMR	4,239,000	BNP Paribas	3/27/17	92,215	—
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	34,395	—
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	120,456	—
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	136,207	—
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	99,606	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	374,300	—
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(787,324)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(567,032)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(1,003,365)

						$18,627,949	$(70,014,342)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Call Options on Brent Crude Oil Futures 12/2016 Strike @ USD 75.00(1)	724	Long	Oct-16	$316,946	$289,600	$(27,346)
Gold	14	Short	Jun-16	(1,711,360)	(1,806,700)	(95,340)
High Grade Copper	110	Short	Jul-16	(6,159,334)	(6,279,625)	(120,291)
Platinum	232	Long	Jul-16	11,129,500	12,509,440	1,379,940
WTI Crude Oil	586	Short	May-16	(24,020,023)	(26,909,120)	(2,889,097)
WTI Crude Oil	330	Short	May-16	(13,407,822)	(15,153,600)	(1,745,778)

Equity Futures
E-mini S&P 500 Index	182	Short	Jun-16	(18,490,644)	(18,737,810)	(247,166)
Nikkei 225 Index	31	Long	Jun-16	2,610,200	2,363,261	(246,939)
TOPIX Index	111	Long	Jun-16	13,464,131	13,237,274	(226,857)

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
IMM 10-Year Interest Rate Swap	8	Long	Jun-16	$773,140	$762,228	$(10,912)
U.S. 5-Year Deliverable Interest Rate Swap	1,299	Short	Jun-16	(133,854,210)	(134,385,608)	(531,398)
U.S. 10-Year Deliverable Interest Rate Swap	1,475	Short	Jun-16	(153,830,409)	(154,460,156)	(629,747)
U.S. 10-Year Treasury Note	516	Short	Jun-16	(67,402,500)	(67,112,250)	290,250
U.S. 30-Year Deliverable Interest Rate Swap	52	Short	Jun-16	(5,530,947)	(5,508,750)	22,197

						$(5,078,484)

(1)	Represents a futures-style option with no premium at inception and trades like a futures contract.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI:  West Texas Intermediate

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	236,576	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$236,519
CME Group, Inc.	MXN	236,576	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	272,671
CME Group, Inc.	MXN	392,148	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	351,204
LCH.Clearnet(1)	CAD	1,328,500	Pays	Bank of Canada Overnight Repo Rate	0.52		12/7/16	(15,385)
LCH.Clearnet(1)	CAD	2,226,000	Pays	Bank of Canada Overnight Repo Rate	0.51		12/7/16	(27,570)
LCH.Clearnet	CAD	26,310	Receives	3-month Canadian Bankers Acceptances	1.52		3/30/26	308,386
LCH.Clearnet	CAD	26,310	Receives	3-month Canadian Bankers Acceptances	1.53		3/30/26	288,414
LCH.Clearnet(1)	EUR	6,923	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	100,140
LCH.Clearnet(1)	EUR	6,923	Pays	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(82,017)
LCH.Clearnet(1)	EUR	603	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/15/21	436
LCH.Clearnet(1)	EUR	137,165	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/15/21	(556,125)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96		4/29/24	2,147,661
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77		3/5/25	577,553
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill	4.05		6/16/25	821,057
LCH.Clearnet	NZD	18,894	Pays	3-month NZD Bank Bill	4.05		6/16/25	1,351,822
LCH.Clearnet	NZD	23,462	Pays	3-month NZD Bank Bill	3.92		6/25/25	1,501,467
LCH.Clearnet	SEK	328,758	Receives	3-month Stockholm Interbank Offered Rate	(0.27)		3/31/21	151,365
LCH.Clearnet	SEK	168,821	Receives	3-month Stockholm Interbank Offered Rate	(1.12)		3/31/26	201,212
LCH.Clearnet	SEK	157,030	Receives	3-month Stockholm Interbank Offered Rate	(1.14)		4/4/26	163,187
LCH.Clearnet(1)	USD	36,669	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	(133,359)
LCH.Clearnet(1)	USD	62,849	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	(74,242)
LCH.Clearnet	USD	6,090	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	252,784
LCH.Clearnet	USD	11,560	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	365,837
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	237,157
LCH.Clearnet	USD	8,225	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	247,412

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74%		7/31/20	$327,461
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	409,224
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	426,839
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	363,643
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	208,272
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	223,135
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	468,176
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	788,851
LCH.Clearnet(1)	USD	4,628	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	60,885
LCH.Clearnet(1)	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	126,207
LCH.Clearnet(1)	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	252,318
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	583,370
LCH.Clearnet	USD	9,840	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	207,880
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	511,387
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	21,458
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	21,240
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	94,764
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	93,733
LCH.Clearnet	USD	9,620	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	79,138
LCH.Clearnet	USD	15,830	Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	320,602
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	202,849
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	199,299
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	397,435
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	202,186
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	345,697
LCH.Clearnet	USD	1,952	Pays	3-month USD-LIBOR-BBA	1.12		2/23/21	(8,765)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(31,692)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(13,122)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(27,546)
LCH.Clearnet	USD	6,634	Pays	3-month USD-LIBOR-BBA	1.15		3/3/21	(20,732)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	44,825
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	533,078
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	474,732
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(45,781)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(62,738)
LCH.Clearnet(1)	USD	2,914	Receives	3-month USD-LIBOR-BBA	2.25	(2)	6/15/26	(41,417)
LCH.Clearnet(1)	USD	12,860	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	(169,346)
LCH.Clearnet(1)	USD	14,950	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	5,676

								$16,260,807

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	CNY	142,596	Pays	7-day China Fixing Repo Rates		2.22%	3/30/18	$(183,551)
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate		3.37	4/11/26	84,591
BNP Paribas	CNY	110,612	Pays	7-day China Fixing Repo Rates		2.45	6/24/17	(36,234)
BNP Paribas	CNY	117,555	Pays	7-day China Fixing Repo Rates		2.41	1/27/21	(433,834)
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate		11.56	10/16/18	2,207,141
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate		11.40	10/19/18	690,203
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate		11.30	10/20/18	997,521
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate		11.25	10/21/18	640,244
Deutsche Bank AG	CNY	224,533	Pays	7-day China Fixing Repo Rates		2.45	6/18/17	(71,486)
Deutsche Bank AG	CNY	274,165	Pays	7-day China Fixing Repo Rates		2.45	6/25/17	(87,891)
Deutsche Bank AG	CNY	189,824	Pays	7-day China Fixing Repo Rates		2.46	7/16/17	(63,774)
Deutsche Bank AG	CNY	105,807	Pays	7-day China Fixing Repo Rates		2.45	8/21/17	(37,124)
Deutsche Bank AG	CNY	202,545	Pays	7-day China Fixing Repo Rates		2.46	8/21/17	(69,926)
Deutsche Bank AG	CNY	266,229	Pays	7-day China Fixing Repo Rates		2.46	8/21/17	(88,916)
Deutsche Bank AG	CNY	358,058	Pays	7-day China Fixing Repo Rates		2.22	3/30/18	(455,585)
Deutsche Bank AG	CNY	117,555	Pays	7-day China Fixing Repo Rates		2.40	1/27/21	(441,710)
Deutsche Bank AG	INR	5,100,000	Pays	1-day Overnight Mumbai Interbank Offered Rate		6.53	4/29/21	(44,535)
Deutsche Bank AG	SAR	43,290	Receives	3-month Saudi Riyal Interbank Offered Rate		3.01	6/28/20	(192,121)
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate		3.03	8/2/20	(384,465)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate		3.09	11/12/20	(813,779)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate		2.64	2/25/21	160,855
Deutsche Bank AG	SAR	25,680	Receives	3-month Saudi Riyal Interbank Offered Rate		2.62	3/3/21	60,392
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate		2.76	3/7/21	41,761
Goldman Sachs International	CNY	224,533	Pays	7-day China Fixing Repo Rates		2.45	6/18/17	(71,486)
Goldman Sachs International	CNY	238,820	Pays	7-day China Fixing Repo Rates		2.49	6/25/17	(59,889)
Goldman Sachs International	CNY	247,538	Pays	7-day China Fixing Repo Rates		2.45	7/16/17	(86,181)
Goldman Sachs International	CNY	151,153	Pays	7-day China Fixing Repo Rates		2.45	8/20/17	(53,756)
Goldman Sachs International	CNY	402,790	Pays	7-day China Fixing Repo Rates		2.37	4/15/18	(338,018)
Goldman Sachs International	CNY	68,889	Pays	7-day China Fixing Repo Rates		2.43	1/27/21	(247,311)
Goldman Sachs International	RUB	1,519,301	Pays	3-month Moscow Prime Offered Rate		10.16	3/18/20	27,966
Goldman Sachs International	SAR	22,830	Receives	3-month Saudi Riyal Interbank Offered Rate		2.17	6/29/20	33,681
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate		2.16	8/3/20	196,683
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate		2.35	8/12/20	54,808
Goldman Sachs International	SAR	65,516	Receives	3-month Saudi Riyal Interbank Offered Rate		2.33	8/17/20	81,816
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate		2.40	8/17/20	23,056
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate		2.40	8/17/20	29,250
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate		2.46	8/19/20	(28,761)
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate		3.41	8/22/20	(314,728)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate		3.41	8/22/20	(616,065)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate		2.26	9/17/20	315,739
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate		2.34	9/21/20	197,913
Goldman Sachs International	SAR	45,773	Receives	3-month Saudi Riyal Interbank Offered Rate		2.23	9/28/20	139,666
Goldman Sachs International	SAR	36,300	Receives	3-month Saudi Riyal Interbank Offered Rate		2.35	10/29/20	67,430
Goldman Sachs International	SAR	62,080	Receives	3-month Saudi Riyal Interbank Offered Rate		2.54	11/4/20	44,124
Goldman Sachs International	SAR	37,250	Receives	3-month Saudi Riyal Interbank Offered Rate		2.58	11/5/20	6,666

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56%	11/5/20	$32,239
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	62,919
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	40,325
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	113,525
JPMorgan Chase Bank, N.A.	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(59,889)
JPMorgan Chase Bank, N.A.	CNY	269,115	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(228,230)
JPMorgan Chase Bank, N.A.	CNY	117,556	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(437,776)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	563,243
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	367,848
Standard Chartered Bank	CNY	236,351	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(71,848)
Standard Chartered Bank	CNY	286,584	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(65,919)
Standard Chartered Bank	CNY	238,592	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(85,297)
Standard Chartered Bank	CNY	96,739	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(34,487)
Standard Chartered Bank	CNY	415,125	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(534,353)
Standard Chartered Bank	CNY	145,987	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(548,542)
Standard Chartered Bank	INR	3,881,430	Pays	1-day Overnight Mumbai Interbank Offered Rate	6.57	4/27/21	63,257

							$57,395

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Market Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	2.84%	$(83,290)	$89,762	$6,472

Total		$1,000					$(83,290)	$89,762	$6,472

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Abu Dhabi	Barclays Bank PLC	$13,420	1.00	%(1)	12/20/20	0.86%	$101,252	$200,136	$301,388
Abu Dhabi	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	0.86	84,352	98,816	183,168
Abu Dhabi	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	0.86	29,877	52,483	82,360
Abu Dhabi	Barclays Bank PLC	4,640	1.00	(1)	6/20/21	0.92	22,764	(22,652)	112
Abu Dhabi	Goldman Sachs International	7,960	1.00	(1)	12/20/20	0.86	60,057	84,098	144,155
Abu Dhabi	Goldman Sachs International	1,360	1.00	(1)	12/20/20	0.86	10,261	23,927	34,188
Abu Dhabi	Goldman Sachs International	3,410	1.00	(1)	6/20/21	0.92	16,540	(18,307)	(1,767)
Belarus	Deutsche Bank AG	4,200	5.00	(1)	12/20/16	6.48	(15,043)	33,485	18,442

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$2,440	1.00	%(1)	3/20/17	0.71%	$9,206	$14,905	$24,111
Indonesia	Citibank, N.A.	9,370	1.00	(1)	12/20/20	1.73	(290,939)	442,801	151,862
Indonesia	Citibank, N.A.	4,690	1.00	(1)	12/20/20	1.73	(145,625)	229,522	83,897
Indonesia	Citibank, N.A.	7,220	1.00	(1)	12/20/20	1.73	(224,182)	303,075	78,893
Indonesia	Deutsche Bank AG	4,690	1.00	(1)	12/20/20	1.73	(145,625)	232,537	86,912
Indonesia	Goldman Sachs International	4,420	1.00	(1)	12/20/20	1.73	(137,241)	208,311	71,070
Kazakhstan	Barclays Bank PLC	5,400	1.00	(1)	6/20/20	2.19	(245,074)	294,425	49,351
Kazakhstan	Barclays Bank PLC	4,450	1.00	(1)	6/20/20	2.19	(201,959)	236,355	34,396
Kazakhstan	Barclays Bank PLC	15,000	1.00	(1)	12/20/20	2.36	(867,017)	1,180,867	313,850
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.36	(289,006)	394,563	105,557
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.36	(289,006)	394,359	105,353
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.36	(289,006)	384,491	95,485
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.36	(289,006)	373,967	84,961
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.36	(289,005)	373,590	84,585
Kazakhstan	Barclays Bank PLC	3,750	1.00	(1)	6/20/21	2.49	(261,443)	326,669	65,226
Kazakhstan	Goldman Sachs International	2,130	1.00	(1)	6/20/21	2.49	(148,617)	138,149	(10,468)
Kazakhstan	Morgan Stanley & Co. International PLC	3,180	1.00	(1)	12/20/20	2.36	(191,935)	220,072	28,137
Kazakhstan	Morgan Stanley & Co. International PLC	3,180	1.00	(1)	6/20/21	2.49	(221,704)	265,815	44,111
Kazakhstan	Nomura International PLC	3,360	1.00	(1)	6/20/21	2.49	(234,216)	215,197	(19,019)
Nigeria	Citibank, N.A.	6,010	3.50		6/20/16	2.89	29,161	—	29,161
Nigeria	Citibank, N.A.	1,600	1.00	(1)	9/20/16	2.89	(10,054)	17,313	7,259
Saudi Arabia	Barclays Bank PLC	4,600	1.00	(1)	12/20/20	1.48	(92,870)	99,933	7,063
Saudi Arabia	Barclays Bank PLC	4,500	1.00	(1)	12/20/20	1.48	(90,851)	97,647	6,796
Saudi Arabia	Citibank, N.A.	12,500	1.00	(1)	12/20/20	1.48	(252,364)	271,306	18,942
Saudi Arabia	Citibank, N.A.	3,160	1.00	(1)	12/20/20	1.48	(63,798)	76,513	12,715
Saudi Arabia	Citibank, N.A.	5,010	1.00	(1)	12/20/20	1.48	(101,147)	108,614	7,467
Saudi Arabia	Citibank, N.A.	3,152	1.00	(1)	12/20/20	1.48	(63,637)	70,959	7,322
Saudi Arabia	Deutsche Bank AG	3,140	1.00	(1)	12/20/20	1.48	(63,394)	68,027	4,633
Saudi Arabia	HSBC Bank USA, N.A.	4,330	1.00	(1)	12/20/20	1.48	(87,418)	99,345	11,927
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	0.81	181,257	270,592	451,849
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	0.75	47,237	43,105	90,342
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	2.21	(655,690)	908,379	252,689
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.67	(1,153,757)	466,149	(687,608)
Turkey	Goldman Sachs International	6,020	1.00	(1)	12/20/17	0.97	9,541	92,497	102,038
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.33	(145,024)	263,415	118,391
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.33	(87,115)	149,566	62,451
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.33	(68,341)	119,695	51,354
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.67	(697,362)	352,509	(344,853)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.33	(212,487)	372,155	159,668
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.33	(145,034)	266,552	121,518

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Turkey	Morgan Stanley & Co. International PLC	$12,900	1.00	%(1)	9/20/18	1.33%	$(87,115)	$154,020	$66,905
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.33	(43,220)	79,836	36,616
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.33	(29,039)	52,810	23,771
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.33	(28,363)	47,733	19,370

Total		$386,712					$(8,352,224)	$11,230,326	$2,878,102

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(4,783)	$(4,936)	$(9,719)
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	(1,976)	(10,902)	(12,878)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(2,917)	(14,033)	(16,950)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	1,018	(11,843)	(10,825)
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(44,877)	(32,233)	(77,110)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(74,128)	(48,452)	(122,580)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(27,221)	(16,909)	(44,130)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(31,635)	(19,651)	(51,286)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(94,695)	59,435	(35,260)
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	228,653	(307,245)	(78,592)
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	228,653	(307,608)	(78,955)
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	228,654	(316,163)	(87,509)
Croatia	Barclays Bank PLC	10,960	1.00	(1)	3/20/20	457,307	(613,953)	(156,646)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	2,544	(44,122)	(41,578)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	25,994	(134,573)	(108,579)
Croatia	BNP Paribas	1,625	1.00	(1)	3/20/20	67,803	(104,452)	(36,649)
Croatia	BNP Paribas	2,840	1.00	(1)	3/20/20	118,499	(163,497)	(44,998)
Croatia	BNP Paribas	3,340	1.00	(1)	3/20/20	139,361	(184,760)	(45,399)
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	281,645	(433,281)	(151,636)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	1,909	(32,696)	(30,787)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	6,361	(111,508)	(105,147)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	7,465	(66,522)	(59,057)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	6,105	(32,152)	(26,047)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	8,337	(51,123)	(42,786)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	36,628	(221,782)	(185,154)
Croatia	Citibank, N.A.	5,160	1.00	(1)	3/20/20	215,302	(300,876)	(85,574)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	7,365	(9,295)	(1,930)

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$1,210	1.00	%(1)	6/20/20	$57,211	$(73,950)	$(16,739)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	2,544	(43,710)	(41,166)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	60,507	(125,094)	(64,587)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	111,406	(153,710)	(42,304)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	173,159	(239,155)	(65,996)
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	226,984	(349,742)	(122,758)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	99,293	(128,772)	(29,479)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	11,011	(98,130)	(87,119)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	10,063	(61,760)	(51,697)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	(6,052)	(16,051)	(22,103)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	1,761	(29,281)	(27,520)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	2,029	(36,059)	(34,030)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	3,181	(55,396)	(52,215)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	3,180	(56,468)	(53,288)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	4,940	(44,447)	(39,507)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	11,952	(96,872)	(84,920)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	7,634	(48,901)	(41,267)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	16,410	(96,270)	(79,860)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	18,018	(118,160)	(100,142)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	25,753	(165,422)	(139,669)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	170,281	(270,932)	(100,651)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	170,281	(271,030)	(100,749)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	1,574,220	(2,273,716)	(699,496)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(175,944)	110,829	(65,115)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(163,086)	95,014	(68,072)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	33,160	(58,325)	(25,165)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(55,176)	13,840	(41,336)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	87,706	(75,494)	12,212
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	46,161	(47,355)	(1,194)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	804,175	(321,563)	482,612
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	57,701	(51,000)	6,701
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	628,261	(227,394)	400,867
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(48,802)	(28,571)	(77,373)
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(75,405)	59,142	(16,263)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(84,510)	72,337	(12,173)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Poland	Barclays Bank PLC	$3,164	1.00	%(1)	9/20/19	$(45,881)	$38,065	$(7,816)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(7,825)	8,533	708
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(7,824)	8,038	214
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(133,548)	84,665	(48,883)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(16,873)	10,685	(6,188)
Qatar	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	(34,166)	(69,718)	(103,884)
Qatar	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	(96,459)	(147,601)	(244,060)
Qatar	Barclays Bank PLC	13,420	1.00	(1)	12/20/20	(115,786)	(229,147)	(344,933)
Qatar	Barclays Bank PLC	6,080	1.00	(1)	6/20/21	(36,771)	8,765	(28,006)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	4,335	15,909	20,244
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	65,035	4,894	69,929
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	30,485	12,856	43,341
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(7,809)	6,019	(1,790)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(29,268)	29,527	259
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(7,809)	5,673	(2,136)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(25,211)	18,315	(6,896)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(23,341)	17,113	(6,228)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(46,823)	28,898	(17,925)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(11,734)	(29,804)	(41,538)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(68,679)	(118,668)	(187,347)
Qatar	Goldman Sachs International	4,140	1.00	(1)	6/20/21	(24,808)	1,909	(22,899)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	21,504	(5,481)	16,023
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	26,764	1,242	28,006
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(8,155)	5,643	(2,512)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(7,389)	8,069	680
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(14,952)	12,147	(2,805)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(22,023)	15,531	(6,492)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(8,718)	5,516	(3,202)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(21,654)	14,133	(7,521)
Qatar	Nomura International PLC	6,080	1.00	(1)	6/20/21	(36,771)	17,719	(19,052)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	83,229	15,470	98,699
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	56,321	(14,548)	41,773
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,960,240	(1,319,330)	1,640,910
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,646,577	(662,632)	983,945
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	843,533	(473,014)	370,519
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	562,356	(239,300)	323,056
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	348,661	(167,869)	180,792
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	348,661	(172,477)	176,184
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	508,109	(475,094)	33,015
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	4,525,625	(4,502,100)	23,525
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	2,303,772	(2,393,515)	(89,743)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	2,763,490	(2,872,801)	(109,311)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	416,143	(242,307)	173,836

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank AG	$5,700	1.00	%(1)	9/20/22	$641,086	$(357,276)	$283,810
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	546,610	(305,936)	240,674
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,687,067	(944,771)	742,296
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	345,286	(187,288)	157,998
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	313,048	(170,647)	142,401
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	842,047	(418,298)	423,749
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	295,662	(154,773)	140,889
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	112,471	(49,519)	62,952
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	895,385	(480,353)	415,032
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(27,784)	(117,328)	(145,112)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(28,028)	(103,692)	(131,720)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(11,882)	(51,938)	(63,820)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(42,128)	(187,608)	(229,736)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(34,566)	(220,782)	(255,348)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(46,375)	(253,817)	(300,192)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(46,374)	(285,904)	(332,278)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(23,770)	(584,776)	(608,546)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(22,094)	(166,806)	(188,900)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(46,374)	(277,132)	(323,506)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(37,807)	(193,092)	(230,899)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(35,054)	(1,825,541)	(1,860,595)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(48,442)	(39,912)	(88,354)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(77,797)	1,240	(76,557)

Total						$27,402,128	$(29,962,721)	$(2,560,593)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $387,712,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

WTI	–	West Texas Intermediate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
AOA	–	Angolan Kwanza
AUD	–	Australian Dollar
BDT	–	Bangladeshi Taka
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling

LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $1,687,389,713)	$1,686,664,735
Affiliated investment, at value (identified cost, $49,665,605)	49,665,605
Cash	16,373,937
Restricted cash*	12,249,171
Foreign currency, at value (identified cost, $69,781,776)	70,127,794
Interest and dividend receivable	32,510,306
Interest receivable from affiliated investment	30,222
Receivable for investments sold	54,725,762
Receivable for premiums on written swaptions and swap contracts	950,477
Receivable for variation margin on open futures contracts	5,210,097
Receivable for open forward foreign currency exchange contracts	18,627,949
Receivable for open swap contracts	19,024,530
Premium paid on open non-centrally cleared swap contracts	30,810,851
Tax reclaims receivable	23,482
Total assets	$1,996,994,918

Liabilities
Cash collateral due to broker	$379,000
Written options outstanding, at value (premiums received, $14,350,166)	8,874,511
Payable for investments purchased	12,906,336
Payable for securities sold short, at value (proceeds, $5,096,211)	5,243,694
Payable for open forward commodity contracts	2,532,151
Payable for variation margin on open centrally cleared swap contracts	46,132
Payable for open forward foreign currency exchange contracts	70,014,342
Payable for open swap contracts	18,649,626
Payable for closed swap contracts	1,584,948
Premium received on open non-centrally cleared swap contracts	12,078,456
Payable to affiliates:
Investment adviser fee	1,452,883
Trustees’ fees	5,780
Interest payable on securities sold short	153,697
Accrued expenses and other liabilities	664,704
Total liabilities	$134,586,260
Net Assets applicable to investors’ interest in Portfolio	$1,862,408,658

Sources of Net Assets
Investors’ capital	$1,899,078,123
Net unrealized depreciation	(36,669,465)
Total	$1,862,408,658

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest (net of foreign taxes, $431,931)	$59,674,407
Dividends (net of foreign taxes, $43,680)	201,273
Interest allocated from affiliated investment	279,609
Expenses allocated from affiliated investment	(11,983)
Total investment income	$60,143,306

Expenses
Investment adviser fee	$8,911,559
Trustees’ fees and expenses	34,113
Custodian fee	844,484
Legal and accounting services	100,917
Interest expense and fees	68,775
Interest expense on securities sold short	238,969
Miscellaneous	113,718
Total expenses	$10,312,535

Net investment income	$49,830,771

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $44,947)	$(43,951,265)
Investment transactions allocated from affiliated investment	448
Written options and swaptions	8,274,831
Securities sold short	(452,549)
Futures contracts	(9,614,715)
Swap contracts	(11,171,276)
Forward commodity contracts	1,314,933
Foreign currency and forward foreign currency exchange contract transactions	4,669,562
Non-deliverable bond forward contracts	307,905
Net realized loss	$(50,622,126)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $408,447)	$73,244,128
Written options and swaptions	1,283,959
Securities sold short	(146,602)
Futures contracts	(5,514,692)
Swap contracts	23,172,613
Forward commodity contracts	(3,070,026)
Foreign currency and forward foreign currency exchange contracts	(49,151,935)
Non-deliverable bond forward contracts	683,599
Net change in unrealized appreciation (depreciation)	$40,501,044

Net realized and unrealized loss	$(10,121,082)

Net increase in net assets from operations	$39,709,689

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$49,830,771	$96,436,656
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(50,622,126)	71,469,995
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	40,501,044	(116,558,523)
Net increase in net assets from operations	$39,709,689	$51,348,128
Capital transactions —
Contributions	$191,924,988	$502,588,326
Withdrawals	(248,234,414)	(185,082,029)
Net increase (decrease) in net assets from capital transactions	$(56,309,426)	$317,506,297

Net increase (decrease) in net assets	$(16,599,737)	$368,854,425

Net Assets
At beginning of period	$1,879,008,395	$1,510,153,970
At end of period	$1,862,408,658	$1,879,008,395

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Consolidated Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	1.10	%(3)	1.14%	1.28%	1.53%	1.62%	1.42%
Net investment income	5.32	%(3)	5.53%	4.58%	3.41%	4.28%	2.10%
Portfolio Turnover	45	%(4)	75%	116%	65%	91%	50%

Total Return	2.17	%(4)	3.36%	6.99%	(1.50)%	5.20%	0.45%

Net assets, end of period (000’s omitted)	$1,862,409		$1,879,008	$1,510,154	$1,731,630	$1,187,465	$1,065,743

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.14%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(3)	Annualized.

(4)	Not annualized.

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund, Eaton Vance Commodity Strategy Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 77.0%, 18.7%, 2.3%, 1.2%, 0.5% and 0.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2016 were $19,190,655 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the

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applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

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G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the

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premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the

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Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $8,911,559 or 0.95% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $739,894,368 and $670,444,568, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,799,098,286

Gross unrealized appreciation	$52,507,667
Gross unrealized depreciation	(78,444,724)

Net unrealized depreciation	$(25,937,057)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward commodity contracts, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Consolidated Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options and swaptions activity for the six months ended April 30, 2016 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)				Notional Amount — Swaptions (000’s omitted)	Premiums Received

Currency		CNH	EUR	GBP	JPY	USD	USD
Outstanding, beginning of period	431	672,501	154,398	43,726	5,990,400	60,759	34,615,954
Options written	—	—	46,612	—	13,420,550	—	4,557,837
Options terminated in closing purchase transactions	(221)	(163,993)	(76,083)	—	—	(60,759)	(17,127,840)
Options expired	(210)	—	—	(43,726)	(19,410,950)	—	(7,695,785)

Outstanding, end of period	—	508,508	124,927	—	—	—	14,350,166

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen
USD	–	United States Dollar

47

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $99,893,984. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $27,893,563 at April 30, 2016.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

48

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$235,950	$—	$5,800,469	$13,892,380	$—	$19,928,799
Net unrealized depreciation*	1,379,940	6,472	—	—	17,883,091	19,269,503
Receivable for open forward foreign currency exchange contracts	—	—	—	18,627,949	—	18,627,949
Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	30,283,592	—	—	7,344,862	37,628,454

Total Asset Derivatives	$1,615,890	$30,290,064	$5,800,469	$32,520,329	$25,227,953	$95,454,705

Derivatives not subject to master netting or similar agreements	$1,615,890	$6,472	$—	$—	$17,883,091	$19,505,453

Total Asset Derivatives subject to master netting or similar agreements	$—	$30,283,592	$5,800,469	$32,520,329	$7,344,862	$75,949,252

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$—	$(8,874,511)	$—	$(8,874,511)
Net unrealized depreciation*	(4,877,852)	—	(720,962)	—	(2,481,894)	(8,080,708)
Payable for open forward commodity contracts	(2,532,151)	—	—	—	—	(2,532,151)
Payable for open forward foreign currency exchange contracts	—	—	—	(70,014,342)	—	(70,014,342)
Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(11,233,688)	—	—	(7,287,467)	(18,521,155)

Total Liability Derivatives	$(7,410,003)	$(11,233,688)	$(720,962)	$(78,888,853)	$(9,769,361)	$(108,022,867)

Derivatives not subject to master netting or similar agreements	$(4,877,852)	$—	$(720,962)	$(48,175)	$(2,481,894)	$(8,128,883)

Total Liability Derivatives subject to master netting or similar agreements	$(2,532,151)	$(11,233,688)	$—	$(78,840,678)	$(7,287,467)	$(99,893,984)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset

49

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$497,491	$(497,491)	$—	$—	$—
Bank of America, N.A.	6,582,780	(2,740,311)	(3,842,469)	—	—
Barclays Bank PLC	2,680,364	(2,680,364)	—	—	—
BNP Paribas	13,098,634	(13,098,634)	—	—	—
Citibank, N.A.	1,145,683	(1,145,683)	—	—	—
Credit Suisse International	4,951,252	(117,270)	(4,833,982)	—	—
Deutsche Bank AG	10,890,728	(10,890,728)	—	—	—
Goldman Sachs International	19,696,340	(16,533,464)	(3,162,876)	—	—
HSBC Bank USA, N.A.	1,181,880	(87,418)	(1,094,462)	—	—
ICBC Standard Bank plc	55,409	—	—	—	55,409
JPMorgan Chase Bank, N.A.	3,775,484	(3,775,484)	—	—	—
Morgan Stanley & Co. International PLC	69,105	(69,105)	—	—	—
Nomura International PLC	1,234,211	(301,359)	(932,852)	—	—
Standard Chartered Bank	10,033,570	(10,033,570)	—	—	—
UBS AG	56,321	—	—	—	56,321

	$75,949,252	$(61,970,881)	$(13,866,641)	$—	$111,730

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(4,197,357)	$497,491	$3,699,866	$—	$—
Bank of America, N.A.	(2,740,311)	2,740,311	—	—	—
Barclays Bank PLC	(4,075,488)	2,680,364	1,395,124	—	—
BNP Paribas	(14,160,521)	13,098,634	1,061,887	—	—
Citibank, N.A.	(6,780,924)	1,145,683	2,873,369	981,378	(1,780,494)
Credit Suisse International	(117,270)	117,270	—	—	—
Deutsche Bank AG	(15,369,242)	10,890,728	—	—	(4,478,514)
Goldman Sachs International	(16,533,464)	16,533,464	—	—	—
HSBC Bank USA, N.A.	(87,418)	87,418	—	—	—
JPMorgan Chase Bank, N.A.	(6,274,970)	3,775,484	2,499,486	—	—
Merrill Lynch International	(685,129)	—	280,951	390,000	(14,178)
Morgan Stanley & Co. International PLC	(964,949)	69,105	774,148	—	(121,696)
Nomura International PLC	(301,359)	301,359	—	—	—
Standard Chartered Bank	(26,788,614)	10,033,570	12,987,711	—	(3,767,333)
The Bank of Nova Scotia	(816,968)	—	—	—	(816,968)

	$(99,893,984)	$61,970,881	$25,572,542	$1,371,378	$(10,979,183)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

50

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

Information with respect to repurchase and reverse repurchase agreements at April 30, 2016 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(2,699,686)	$(5,509,720)	$782,440
Futures contracts	18,206,603	—	(5,162,453)	—	(22,658,865)
Written options and swaptions	—	—	1,733,941	5,961,845	579,045
Swap contracts	—	(5,863,340)	—	—	(5,307,936)
Forward commodity contracts	1,314,933	—	—	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	5,751,969	—
Non-deliverable bond forward contracts	—	—	—	—	307,905

Total	$19,521,536	$(5,863,340)	$(6,128,198)	$6,204,094	$(26,297,411)

Change in unrealized appreciation (depreciation) —
Investments	$(65,639)	$—	$406,155	$(6,309,553)	$352,925
Futures contracts	(10,758,505)	—	(1,944,675)	—	7,188,488
Written options and swaptions	—	—	(186,750)	1,881,046	(410,337)
Swap contracts	—	2,788,226	—	—	20,384,387
Forward commodity contracts	(3,070,026)	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(50,413,998)	—
Non-deliverable bond forward contracts	—	—	—	—	683,599

Total	$(13,894,170)	$2,788,226	$(1,725,270)	$(54,842,505)	$28,199,062

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$65,727,000	$874,851,000	$12,553,000	$3,653,241,000	$2,818,000	$26,551,000	$3,757,056,000

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were approximately $624,983,000 and 1,334 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

51

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of April 30, 2016. For the six months ended April 30, 2016, the average borrowings under settled reverse repurchase agreements and the average annual interest rate received were approximately $9,890,000 and 1.05%, respectively.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$1,419,544,862		$—	$1,419,544,862
Foreign Corporate Bonds	—	40,761,020		—	40,761,020
Sovereign Loans	—	14,420,000		17,062,270	31,482,270
Collateralized Mortgage Obligations	—	13,506,683		—	13,506,683
Common Stocks	20,273,213	12,235,721	**	—	32,508,934
Investment Funds	—	6,009,789		—	6,009,789
Currency Options Purchased	—	13,892,380		—	13,892,380
Call Options Purchased	235,950	5,800,469		—	6,036,419
Short-Term Investments —
Foreign Government Securities	—	51,863,189		—	51,863,189
U.S. Treasury Obligations	—	65,456,228		—	65,456,228
Repurchase Agreements	—	5,602,961		—	5,602,961
Other	—	49,665,605		—	49,665,605

Total Investments	$20,509,163	$1,698,758,907		$17,062,270	$1,736,330,340

Forward Foreign Currency Exchange Contracts	$—	$18,627,949		$—	$18,627,949
Futures Contracts	1,692,387	—		—	1,692,387
Swap Contracts	—	55,199,098		—	55,199,098

Total	$22,201,550	$1,772,585,954		$17,062,270	$1,811,849,774

52

Global Macro Absolute Return Advantage Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Currency Options Written	$—	$(8,874,511)	$—	$(8,874,511)
Securities Sold Short	—	(5,243,694)	—	(5,243,694)
Forward Commodity Contracts	—	(2,532,151)	—	(2,532,151)
Forward Foreign Currency Exchange Contracts	—	(70,014,342)	—	(70,014,342)
Futures Contracts	(6,297,075)	(473,796)	—	(6,770,871)
Swap Contracts	—	(19,914,282)	—	(19,914,282)

Total	$(6,297,075)	$(107,052,776)	$—	$(113,349,851)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

53

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

54

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

55

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

56

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

57

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

58

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772 4.30.16

Eaton Vance

Global Macro Capital Opportunities Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Global Macro Capital Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	33

Officers and Trustees	36

Important Notices	37

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Performance1,2

Portfolio Managers Marshall L. Stocker, Ph.D., CFA, John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/03/2014	11/01/2013	–4.83%	–18.03%	—	–7.39%
Class A with 5.75% Maximum Sales Charge	—	—	–10.27	–22.76	—	–9.55
Class I at NAV	11/03/2014	11/01/2013	–4.69	–17.80	—	–7.24
MSCI Emerging Markets Index	—	—	–0.13%	–17.87%	–4.61%	–5.67%
MSCI Frontier Markets Index	—	—	–2.73	–13.13	1.00	–1.20

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.81%	1.56%
Net					1.65	1.40

Fund Profile4

Sector Allocation (% of net assets)5

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Capital Opportunities Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/17. Without the reimbursement, if applicable, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$951.70	$8.01	**	1.65%
Class I	$1,000.00	$953.10	$6.80	**	1.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.70	$8.27	**	1.65%
Class I	$1,000.00	$1,017.90	$7.02	**	1.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost, $119,019,604)	$111,021,667
Receivable for Fund shares sold	186,505
Total assets	$111,208,172

Liabilities
Payable for Fund shares redeemed	$147,162
Payable to affiliates:
Distribution and service fees	3,830
Trustees’ fees	42
Due to affiliate	10,205
Accrued expenses	37,570
Total liabilities	$198,809
Net Assets	$111,009,363

Sources of Net Assets
Paid-in capital	$131,572,943
Accumulated net realized loss from Portfolio	(12,667,223)
Accumulated undistributed net investment income	101,580
Net unrealized depreciation from Portfolio	(7,997,937)
Total	$111,009,363

Class A Shares
Net Assets	$18,566,862
Shares Outstanding	2,322,650
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.99
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.48

Class I Shares
Net Assets	$92,442,501
Shares Outstanding	11,552,635
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends allocated from Portfolio (net of foreign taxes, $86,487)	$754,830
Interest allocated from Portfolio (net of foreign taxes, $19)	12,549
Expenses allocated from Portfolio	(677,469)
Total investment income from Portfolio	$89,910

Expenses
Distribution and service fees
Class A	$22,293
Trustees’ fees and expenses	250
Custodian fee	7,499
Transfer and dividend disbursing agent fees	49,436
Legal and accounting services	14,496
Printing and postage	9,211
Registration fees	19,873
Miscellaneous	4,228
Total expenses	$127,286
Deduct —
Allocation of expenses to affiliate	$45,005
Total expense reductions	$45,005

Net expenses	$82,281

Net investment income	$7,629

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(8,481,317)
Financial futures contracts	(826,215)
Foreign currency and forward foreign currency exchange contract transactions	(31,493)
Net realized loss	$(9,339,025)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $7,158)	$5,949,793
Financial futures contracts	174,368
Foreign currency and forward foreign currency exchange contracts	(1,498,935)
Net change in unrealized appreciation (depreciation)	$4,625,226

Net realized and unrealized loss	$(4,713,799)

Net decrease in net assets from operations	$(4,706,170)

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1)
From operations —
Net investment income	$7,629	$1,572,696
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(9,339,025)	(2,442,188)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	4,625,226	(12,623,163)
Net decrease in net assets from operations	$(4,706,170)	$(13,492,655)
Distributions to shareholders —
From net investment income
Class A	$(368,681)	$(13,362)
Class I	(1,936,538)	(73,910)
Total distributions to shareholders	$(2,305,219)	$(87,272)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,348,796	$23,243,329
Class I	21,255,114	122,623,805
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	366,894	13,268
Class I	1,936,538	73,884
Cost of shares redeemed
Class A	(2,781,232)	(2,122,755)
Class I	(20,009,260)	(16,347,702)
Net increase in net assets from Fund share transactions	$4,116,850	$127,483,829

Net increase (decrease) in net assets	$(2,894,539)	$113,903,902

Net Assets
At beginning of period	$113,903,902	$—
At end of period	$111,009,363	$113,903,902

Accumulated undistributed net investment income included in net assets
At end of period	$101,580	$2,399,170

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015(1)
Net asset value — Beginning of period	$8.570		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.008)		$0.120
Net realized and unrealized loss	(0.404)		(1.541)

Total loss from operations	$(0.412)		$(1.421)

Less Distributions
From net investment income	$(0.168)		$(0.009)

Total distributions	$(0.168)		$(0.009)

Net asset value — End of period	$7.990		$8.570

Total Return(3)	(4.83	)%(4)	(14.22	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,567		$18,836
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.65	%(8)	1.65	%(8)
Net investment income (loss)	(0.20	)%(8)	1.31	%(8)
Portfolio Turnover of the Portfolio	30	%(4)	27	%(9)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser reimbursed certain operating expenses (equal to 0.09% and 0.16% of average daily net assets for the six months ended April 30, 2016 and the period ended October 31, 2015, respectively).

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015(1)
Net asset value — Beginning of period	$8.590		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.002		$0.147
Net realized and unrealized loss	(0.404)		(1.546)

Total loss from operations	$(0.402)		$(1.399)

Less Distributions
From net investment income	$(0.188)		$(0.011)

Total distributions	$(0.188)		$(0.011)

Net asset value — End of period	$8.000		$8.590

Total Return(3)	(4.69	)%(4)	(14.00	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$92,443		$95,068
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.40	%(8)	1.40	%(8)
Net investment income	0.06	%(8)	1.61	%(8)
Portfolio Turnover of the Portfolio	30	%(4)	27	%(9)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser reimbursed certain operating expenses (equal to 0.09% and 0.16% of average daily net assets for the six months ended April 30, 2016 and the period ended October 31, 2015, respectively).

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2015.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Capital Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $2,886,054 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2015, $1,381,187 are short-term and $1,504,867 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2016, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.65% and 1.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2017. Pursuant to this agreement, EVM was allocated $45,005 of the Fund’s operating expenses for the six months ended April 30, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $159 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $22,293 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $13,724,898 and $11,860,442, respectively.

11

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1)

Sales	428,211	2,433,298
Issued to shareholders electing to receive payments of distributions in Fund shares	45,577	1,401
Redemptions	(349,270)	(236,567)

Net increase	124,518	2,198,132

Class I	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1)

Sales	2,723,971	12,907,005
Issued to shareholders electing to receive payments of distributions in Fund shares	240,564	7,802
Redemptions	(2,480,953)	(1,845,754)

Net increase	483,582	11,069,053

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

12

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value

Argentina — 5.2%
Adecoagro SA(1)	21,700	$231,322
Banco Macro SA, Class B ADR	16,050	1,005,211
BBVA Banco Frances SA ADR	21,071	444,598
Cresud SA ADR(1)	18,248	191,422
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	13,234	208,568
Grupo Financiero Galicia SA, Class B ADR	37,202	1,059,141
IRSA Inversiones y Representaciones SA ADR(1)	14,076	208,747
Pampa Energia SA ADR(1)	20,330	415,952
Petrobras Argentina SA ADR	39,326	253,259
Telecom Argentina SA ADR	38,614	722,854
Transportadora de Gas del Sur SA ADR	39,857	248,708
YPF SA ADR	39,900	803,985

		$5,793,767

Botswana — 1.1%
Barclays Bank of Botswana, Ltd.	343,800	$149,040
Botswana Insurance Holdings, Ltd.	259,400	392,417
Engen Botswana, Ltd.	177,211	134,407
First National Bank of Botswana, Ltd.	710,000	238,290
Letshego Holdings, Ltd.	1,188,500	297,631

		$1,211,785

China — 15.6%
58.com, Inc. ADR(1)	1,316	$71,919
AAC Technologies Holdings, Inc.	17,500	121,129
Agricultural Bank of China, Ltd., Class H	512,000	184,787
Alibaba Group Holding, Ltd. ADR(1)	17,654	1,358,299
Anhui Conch Cement Co., Ltd., Class H	24,000	63,242
ANTA Sports Products, Ltd.	17,000	43,303
Baidu, Inc. ADR(1)	4,880	948,184
Bank of China, Ltd., Class H	1,633,000	661,192
Bank of Communications, Ltd., Class H	209,000	131,726
Beijing Enterprises Holdings, Ltd.	11,500	60,198
Beijing Enterprises Water Group, Ltd.	98,000	58,451
Belle International Holdings, Ltd.	85,000	51,838
Brilliance China Automotive Holdings, Ltd.	56,000	55,307
BYD Co., Ltd., Class H(1)	14,500	84,797
CGN Power Co., Ltd., Class H(2)	155,000	49,659
China Cinda Asset Management Co., Ltd., Class H	147,000	48,137
China CITIC Bank Corp., Ltd., Class H(1)	204,000	128,201
China Communications Construction Co., Ltd., Class H	119,000	142,840
China Conch Venture Holdings, Ltd.	23,500	47,669
China Construction Bank Corp., Class H	1,686,000	1,070,824

Security	Shares	Value

China (continued)
China Everbright, Ltd.	24,000	$47,254
China Galaxy Securities Co., Ltd., Class H	59,500	52,187
China Gas Holdings, Ltd.	42,000	60,745
China Huishan Dairy Holdings Co., Ltd.	111,000	41,295
China Life Insurance Co., Ltd., Class H	153,000	352,444
China Mengniu Dairy Co., Ltd.	69,000	116,687
China Merchants Bank Co., Ltd., Class H	102,500	224,802
China Merchants Holdings (International) Co., Ltd.	22,000	65,398
China Minsheng Banking Corp., Ltd., Class H	144,500	135,542
China Mobile, Ltd.	124,000	1,423,615
China Overseas Land & Investment, Ltd.	88,000	279,335
China Pacific Insurance (Group) Co., Ltd., Class H	59,400	208,283
China Petroleum & Chemical Corp., Class H	566,000	399,573
China Pharmaceutical Group, Ltd.	84,000	74,333
China Railway Construction Corp., Ltd., Class H	46,500	59,175
China Railway Group, Ltd., Class H	86,000	68,071
China Resources Gas Group, Ltd.	20,000	56,597
China Resources Land, Ltd.	65,777	161,425
China Resources Power Holdings Co., Ltd.	34,000	57,352
China Shenhua Energy Co., Ltd., Class H	88,500	149,247
China State Construction International Holdings, Ltd.	42,000	65,316
China Taiping Insurance Holdings Co., Ltd.(1)	42,800	87,106
China Telecom Corp., Ltd., Class H	322,000	159,824
China Unicom (Hong Kong), Ltd.	138,000	161,500
China Vanke Co., Ltd., Class H	26,700	66,849
CITIC Securities Co., Ltd., Class H	39,500	86,812
CITIC, Ltd.	101,000	147,288
CNOOC, Ltd.	398,000	491,657
CRRC Corp., Ltd., Class H	79,750	77,603
Ctrip.com International, Ltd. ADR(1)	5,100	222,411
Dalian Wanda Commercial Properties Co., Ltd., Class H(2)	10,400	68,152
Dongfeng Motor Group Co., Ltd., Class H	54,000	59,011
Evergrande Real Estate Group, Ltd.	76,000	56,354
Geely Automobile Holdings, Ltd.	115,000	57,166
GF Securities Co., Ltd., Class H(1)	24,600	56,147
Great Wall Motor Co., Ltd., Class H	53,500	40,247
Guangdong Investment, Ltd.	48,000	67,779
Haier Electronics Group Co., Ltd.	17,000	28,552
Haitong Securities Co., Ltd., Class H	60,000	99,157
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hengan International Group Co., Ltd.	17,000	152,317
Huaneng Power International, Inc., Class H	68,000	48,589
Industrial & Commercial Bank of China, Ltd., Class H	1,486,000	795,606
JD.com, Inc. ADR(1)	6,024	153,973
Kunlun Energy Co., Ltd.	66,000	57,294
Lenovo Group, Ltd.	160,000	125,959

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
NetEase, Inc. ADR	1,381	$194,307
New China Life Insurance Co., Ltd., Class H	16,000	52,261
New Oriental Education & Technology Group, Inc. ADR	2,374	92,966
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	51,714
PetroChina Co., Ltd., Class H	478,000	349,719
PICC Property & Casualty Co., Ltd., Class H	92,000	166,884
Ping An Insurance (Group) Co. of China, Ltd., Class H	109,000	511,546
Qihoo 360 Technology Co., Ltd. ADR(1)	1,692	128,490
Qunar Cayman Islands, Ltd. ADR(1)	977	39,871
Semiconductor Manufacturing International Corp.(1)	478,000	38,681
Shanghai Electric Group Co., Ltd., Class H	14,000	5,852
Shenzhou International Group Holdings, Ltd.	12,000	61,957
Shimao Property Holdings, Ltd.	30,500	42,095
Sino Biopharmaceutical, Ltd.	90,000	63,774
Sinopharm Group Co., Ltd., Class H	22,400	95,743
SouFun Holdings, Ltd. ADR(1)	5,969	33,964
TAL Education Group ADR(1)	758	43,858
Tencent Holdings, Ltd.	105,200	2,140,642
Tingyi (Cayman Islands) Holding Corp.	34,000	39,782
Vipshop Holdings, Ltd. ADR(1)	6,998	95,453
Want Want China Holdings, Ltd.	103,000	78,869
YY, Inc. ADR(1)	536	33,672
Zhuzhou CRRC Times Electric Co., Ltd.	11,000	62,587

		$17,272,418

Georgia — 2.1%
BGEO Group PLC	46,500	$1,558,178
TBC Bank JSC GDR(4)	72,600	762,200

		$2,320,378

Hong Kong — 0.1%
Alibaba Pictures Group, Ltd.(1)	230,000	$53,732
ENN Energy Holdings, Ltd.	14,000	68,287

		$122,019

Iceland — 3.9%
Eimskipafelag Islands HF	290,000	$563,510
Hagar HF	1,432,000	562,373
HB Grandi HF	1,649,000	480,298
Icelandair Group HF	2,673,000	787,302
Marel HF	397,000	831,516
Reginn HF(1)	1,637,000	298,001
Reitir Fasteignafelag HF(1)	800,000	566,169
Siminn HF(1)	9,776,000	231,952

		$4,321,121

Security	Shares	Value

India — 10.1%
Adani Ports and Special Economic Zone, Ltd.	32,802	$117,301
Adani Power, Ltd.(1)	9,483	4,551
Ambuja Cements, Ltd.	34,300	113,974
Apollo Hospitals Enterprise, Ltd.	4,100	80,811
Asian Paints, Ltd.	13,100	171,222
Aurobindo Pharma, Ltd.	12,500	142,449
Bajaj Auto, Ltd.	3,900	145,960
Bharat Petroleum Corp., Ltd.	8,500	125,244
Bharti Airtel, Ltd.	49,100	268,967
Bharti Infratel, Ltd.	22,400	126,106
Bosch, Ltd.	300	88,466
Cipla, Ltd.	15,800	127,797
Coal India, Ltd.	32,900	143,181
Dabur India, Ltd.	26,600	110,080
Dr. Reddy’s Laboratories, Ltd.	5,200	239,879
Eicher Motors, Ltd.	600	180,249
GAIL (India), Ltd.	20,200	108,983
Glenmark Pharmaceuticals, Ltd.	7,500	93,445
Godrej Consumer Products, Ltd.	5,900	117,035
HCL Technologies, Ltd.	23,400	264,152
Hero MotoCorp, Ltd.	2,600	113,502
Hindustan Unilever, Ltd.	30,700	401,979
Housing Development Finance Corp., Ltd.	59,700	979,709
ICICI Bank, Ltd.	50,100	177,623
Idea Cellular, Ltd.	39,000	69,691
Indiabulls Housing Finance, Ltd.	13,600	142,734
Infosys, Ltd.	71,200	1,293,219
ITC, Ltd.	91,200	447,380
Larsen & Toubro, Ltd.	13,900	261,735
LIC Housing Finance, Ltd.	14,300	99,564
Lupin, Ltd.	9,500	229,258
Mahindra & Mahindra, Ltd.	16,300	326,550
Marico, Ltd.	24,300	95,141
Maruti Suzuki India, Ltd.	4,600	262,585
Nestle India, Ltd.	1,200	103,277
Oil & Natural Gas Corp., Ltd.	41,500	135,832
Reliance Industries, Ltd.	51,800	764,381
Shriram Transport Finance Co., Ltd.	7,800	112,149
State Bank of India	69,500	197,342
Sun Pharmaceutical Industries, Ltd.	39,420	482,110
Tata Consultancy Services, Ltd.	19,000	726,800
Tata Motors, Ltd.(1)	36,400	222,719
Tata Motors, Ltd., Class A(1)	21,400	95,882
Tech Mahindra, Ltd.	12,100	88,220
United Spirits, Ltd.(1)	2,300	82,129
UPL, Ltd.	15,400	125,068

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Wipro, Ltd.	26,300	$218,756
Zee Entertainment Enterprises, Ltd.	26,600	166,203

		$11,191,390

Indonesia — 3.4%
Astra International Tbk PT	818,200	$415,199
Bank Central Asia Tbk PT	480,600	474,304
Bank Mandiri Tbk PT	392,400	285,245
Bank Negara Indonesia Persero Tbk PT	332,500	115,122
Bank Rakyat Indonesia Tbk PT	460,200	359,640
Charoen Pokphand Indonesia Tbk PT	323,900	90,875
Gudang Garam Tbk PT	21,100	110,574
Hanjaya Mandala Sampoerna Tbk PT	15,900	120,260
Indocement Tunggal Prakarsa Tbk PT	65,300	97,275
Indofood CBP Sukses Makmur Tbk PT	58,700	67,859
Indofood Sukses Makmur Tbk PT	197,300	106,048
Kalbe Farma Tbk PT	938,300	97,563
Lippo Karawaci Tbk PT	921,000	70,764
Matahari Department Store Tbk PT	106,100	152,133
Perusahaan Gas Negara Persero Tbk	486,700	96,176
Semen Indonesia Persero Tbk PT	129,600	96,874
Summarecon Agung Tbk PT	529,600	62,483
Surya Citra Media Tbk PT	305,200	73,737
Telekomunikasi Indonesia Tbk PT	2,006,900	538,437
Unilever Indonesia Tbk PT	62,200	200,332
United Tractors Tbk PT	76,200	86,260

		$3,717,160

Kazakhstan — 2.7%
Central Asia Metals PLC	157,000	$410,696
Halyk Savings Bank of Kazakhstan JSC GDR(4)	191,650	689,805
KAZ Minerals PLC(1)	225,225	564,653
KazMunaiGas Exploration Production GDR(4)	159,909	1,074,966
Kcell JSC GDR(4)	91,042	264,019

		$3,004,139

Kenya — 2.3%
ARM Cement, Ltd.	96,800	$35,405
British-American Investments Co. Kenya, Ltd.	254,700	33,504
Centum Investment Co., Ltd.(1)	153,200	68,363
Co-operative Bank of Kenya, Ltd. (The)	672,533	129,316
East African Breweries, Ltd.	180,104	534,128
Equity Group Holdings, Ltd.	929,100	369,894
KCB Group, Ltd.	1,034,200	419,145

Security	Shares	Value

Kenya (continued)
Kenya Airways, Ltd.(1)	383,378	$16,398
Kenya Electricity Generating Co., Ltd.	637,525	53,750
Kenya Power & Lighting, Ltd.	313,400	35,730
NIC Bank, Ltd.	209,800	77,817
Safaricom, Ltd.	4,553,317	765,799

		$2,539,249

Latvia — 0.1%
Grindeks(1)	7,746	$42,188
SAF Tehnika	28,900	111,117

		$153,305

Mauritius — 2.2%
Alteo, Ltd.	52,987	$41,557
CIEL, Ltd.	430,500	76,627
CIM Financial Services, Ltd.	238,300	49,755
ENL Land, Ltd.(1)	72,211	90,888
Gamma Civic, Ltd.	81,886	54,720
Harel Mallac & Co., Ltd.	31,500	75,449
Ireland Blyth, Ltd.	7,800	26,384
LUX Island Resorts, Ltd.	62,400	105,938
MCB Group, Ltd.	138,908	835,969
New Mauritius Hotels, Ltd.	305,790	188,701
New Mauritius Hotels, Ltd., PFC Shares	101,930	33,849
Omnicane, Ltd.	15,009	28,648
Phoenix Beverages, Ltd.	10,200	104,017
Rogers & Co., Ltd.	187,150	146,023
SBM Holdings, Ltd.	19,639,106	357,849
Sun, Ltd., Class A(1)	65,600	64,146
Terra Mauricia, Ltd.	90,156	78,683
Vivo Energy Mauritius, Ltd.	23,359	61,200

		$2,420,403

Mexico — 4.9%
Alfa SAB de CV, Series A	113,000	$212,540
America Movil SAB de CV, Series L ADR	56,400	798,624
Cemex SAB de CV ADR(1)	54,912	409,094
Coca-Cola Femsa SAB de CV ADR	1,600	139,664
Fibra Uno Administracion SA de CV	92,700	220,211
Fomento Economico Mexicano SAB de CV ADR	6,200	577,902
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	1,100	103,862
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	900	138,456
Grupo Bimbo SAB de CV, Series A	61,000	185,752
Grupo Carso SAB de CV, Series A1	20,500	98,743

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	94,200	$535,590
Grupo Financiero Inbursa SAB de CV, Class O	95,900	187,958
Grupo Financiero Santander Mexico SAB de CV ADR	15,600	142,584
Grupo Mexico SAB de CV, Series B	141,200	359,142
Grupo Televisa SAB ADR	16,200	473,526
Industrias Penoles SAB de CV	5,800	90,614
Kimberly-Clark de Mexico SAB de CV, Class A	50,800	120,765
Mexichem SAB de CV	38,100	96,243
Promotora y Operadora de Infraestructura SAB de CV	8,500	107,758
Wal-Mart de Mexico SAB de CV, Series V	165,700	409,515

		$5,408,543

Norway — 0.2%
Telenor ASA	9,700	$166,900

		$166,900

Pakistan — 4.6%
Abbott Laboratories Pakistan, Ltd.	14,900	$95,243
Askari Bank, Ltd.	333,400	58,731
Bank AL Habib, Ltd.	435,300	173,047
Bank Alfalah, Ltd.	374,800	90,219
Dawood Hercules Corp., Ltd.	76,500	88,737
Engro Corp., Ltd.	125,700	374,019
Fatima Fertilizer Co., Ltd.	232,000	67,824
Fauji Cement Co., Ltd.	332,500	136,412
Fauji Fertilizer Bin Qasim, Ltd.	148,300	76,410
Fauji Fertilizer Co., Ltd.	307,400	313,749
Ferozsons Laboratories, Ltd.	11,500	88,502
Habib Bank, Ltd.	301,700	543,013
Habib Metropolitan Bank, Ltd.	269,300	76,044
Hub Power Co., Ltd.	228,100	235,279
IGI Insurance, Ltd.	36,000	76,951
Indus Motor Co., Ltd.	9,200	83,310
K-Electric, Ltd.(1)	1,167,800	79,675
Kohat Cement Co., Ltd.	36,300	90,107
Kot Addu Power Co., Ltd.	138,400	99,819
Lucky Cement, Ltd.	85,100	448,038
Maple Leaf Cement Factory, Ltd.	135,500	123,077
MCB Bank, Ltd.	283,400	572,615
Millat Tractors, Ltd.	13,100	65,142
National Bank of Pakistan	284,700	150,968
Nishat Mills, Ltd.	79,900	81,388
Packages, Ltd.	16,600	99,208
Pak Elektron, Ltd.	139,300	82,930
Pak Suzuki Motor Co., Ltd.	18,600	67,565

Security	Shares	Value

Pakistan (continued)
Pakistan Telecommunication Co., Ltd.	448,400	$61,097
Searle Co., Ltd. (The)	33,000	138,772
SUI Southern Gas Co., Ltd.(1)	209,600	56,946
United Bank, Ltd.	198,400	310,541

		$5,105,378

Peru — 0.9%
Cia de Minas Buenaventura SA ADR(1)	29,856	$303,038
Southern Copper Corp.	24,638	731,010

		$1,034,048

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	72,000	$101,785
Aboitiz Power Corp.	39,500	37,788
Alliance Global Group, Inc.	85,700	26,460
Ayala Corp.	8,570	140,752
Ayala Land, Inc.	291,600	215,149
Bank of the Philippine Islands	21,799	42,056
BDO Unibank, Inc.	63,210	134,659
DMCI Holdings, Inc.	110,400	29,315
Energy Development Corp.	250,600	31,477
Globe Telecom, Inc.	1,375	64,237
GT Capital Holdings, Inc.	3,100	90,239
International Container Terminal Services, Inc.	13,610	18,843
JG Summit Holding, Inc.	101,690	176,401
Jollibee Foods Corp.	11,680	57,139
Megaworld Corp.	307,500	24,665
Metro Pacific Investments Corp.	549,800	68,019
Metropolitan Bank & Trust Co.	13,903	24,075
Philippine Long Distance Telephone Co.	3,815	139,468
Robinsons Land Corp.	76,300	44,037
SM Investments Corp.	4,320	86,788
SM Prime Holdings, Inc.	324,100	156,287
Universal Robina Corp.	34,300	152,313

		$1,861,952

Qatar — 0.2%
Ooredoo QSC	9,600	$241,530

		$241,530

Romania — 2.4%
Banca Transilvania SA(1)	1,302,384	$894,701
BRD-Groupe Societe Generale SA	107,617	254,140
Bursa de Valori Bucuresti SA	265	1,734

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Romania (continued)
Electrica SA	94,200	$293,872
New Europe Property Investments PLC	32,790	413,259
OMV Petrom SA	2,775,100	163,238
Societatea Nationala de Gaze Naturale ROMGAZ SA	47,400	284,867
Societatea Nationala Nuclearelectrica SA	63,658	82,885
Transelectrica SA	15,400	116,128
Transgaz SA Medias	3,060	208,060

		$2,712,884

Serbia — 2.4%
Aerodrom Nikola Tesla AD Beograd	43,200	$364,136
Energoprojekt Holding AD Beograd	62,500	622,392
Gosa AD Montaza Velika Plana	1,378	19,078
Komercijalna Banka AD Beograd(1)	25,650	343,408
Metalac AD(1)	4,700	115,508
NIS AD Novi Sad	216,465	1,227,725

		$2,692,247

Singapore — 1.5%
Yoma Strategic Holdings, Ltd.(1)	4,295,333	$1,717,399

		$1,717,399

South Korea — 8.3%
AMOREPACIFIC Corp.	590	$210,417
AMOREPACIFIC Group	650	95,416
BNK Financial Group, Inc.	5,972	48,571
Celltrion, Inc.(1)	1,339	117,809
CJ CheilJedang Corp.	220	73,078
CJ Corp.	300	56,147
Coway Co., Ltd.	1,200	103,893
Dongbu Insurance Co., Ltd.	1,100	67,425
E-MART, Inc.	420	67,462
GS Holdings Corp.	1,100	53,105
Hana Financial Group, Inc.	6,400	143,517
Hankook Tire Co., Ltd.	1,500	69,770
Hanmi Pharmaceutical Co., Ltd.	112	58,367
Hanwha Chemical Corp.	2,200	48,176
Hotel Shilla Co., Ltd.	930	59,615
Hyosung Corp.	500	53,495
Hyundai Development Co.- Engineering & Construction	1,700	74,890
Hyundai Engineering & Construction Co., Ltd.	1,750	61,305
Hyundai Glovis Co., Ltd.	370	61,500
Hyundai Heavy Industries Co., Ltd.(1)	850	85,995
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	38,969

Security	Shares	Value

South Korea (continued)
Hyundai Mobis Co., Ltd.	1,200	$273,482
Hyundai Motor Co.	2,600	326,226
Hyundai Motor Co., PFC Shares	550	46,964
Hyundai Motor Co., Second PFC Shares	760	66,481
Hyundai Steel Co.	1,600	87,762
Industrial Bank of Korea	5,900	62,714
Kakao Corp.	600	52,781
Kangwon Land, Inc.	2,800	104,669
KB Financial Group, Inc.	6,750	206,530
KCC Corp.	120	44,620
Kia Motors Corp.	4,600	192,932
Korea Aerospace Industries, Ltd.	900	53,310
Korea Electric Power Corp.	4,500	244,434
Korea Zinc Co., Ltd.	199	86,292
KT&G Corp.	1,930	207,929
LG Chem, Ltd.	800	207,515
LG Corp.	2,000	119,199
LG Display Co., Ltd.	4,300	89,507
LG Electronics, Inc.	2,000	101,770
LG Household & Health Care, Ltd.	170	149,680
LG Uplus Corp.	5,400	52,973
Lotte Chemical Corp.	340	86,724
Lotte Shopping Co., Ltd.	270	64,283
Naver Corp.	490	290,397
NCsoft Corp.	330	66,128
ORION Corp.	70	56,951
POSCO	1,220	255,608
S-Oil Corp.	900	68,403
Samsung C&T Corp.	1,350	154,710
Samsung Electro-Mechanics Co., Ltd.	1,100	50,073
Samsung Electronics Co., Ltd.	1,830	1,994,390
Samsung Electronics Co., Ltd., PFC Shares	340	310,518
Samsung Fire & Marine Insurance Co., Ltd.	600	154,670
Samsung Life Insurance Co., Ltd.	1,450	139,102
Samsung SDI Co., Ltd.	1,100	109,548
Samsung SDS Co., Ltd.	550	82,008
Samsung Securities Co., Ltd.	1,400	48,082
Shinhan Financial Group Co., Ltd.	7,350	269,495
SK Holdings Co., Ltd.	632	123,865
SK Hynix, Inc.	10,000	245,278
SK Innovation Co., Ltd.	1,300	175,575
Woori Bank	7,000	64,316

		$9,236,816

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan — 6.0%
Advanced Semiconductor Engineering, Inc.	119,000	$114,506
Advantech Co., Ltd.	7,000	49,334
Asia Cement Corp.	52,000	46,263
Asustek Computer, Inc.	12,000	105,196
AU Optronics Corp.	156,000	44,640
Catcher Technology Co., Ltd.	12,000	83,986
Cathay Financial Holding Co., Ltd.	134,000	150,052
Chailease Holding Co., Ltd.	11,440	19,145
Chang Hwa Commercial Bank, Ltd.	108,850	56,746
Cheng Shin Rubber Industry Co., Ltd.	28,000	58,099
China Development Financial Holding Corp.	248,000	63,086
China Life Insurance Co., Ltd.	38,500	28,935
China Steel Corp.	210,000	147,225
Chunghwa Telecom Co., Ltd.	64,000	216,079
Compal Electronics, Inc.	95,000	55,764
CTBC Financial Holding Co., Ltd.	255,259	129,359
Delta Electronics, Inc.	33,680	156,010
E.Sun Financial Holding Co., Ltd.	125,824	69,643
Eclat Textile Co., Ltd.	3,068	34,920
Far Eastern New Century Corp.	59,700	44,583
Far EasTone Telecommunications Co., Ltd.	32,000	72,157
Feng TAY Enterprise Co., Ltd.	6,000	25,781
First Financial Holding Co., Ltd.	165,870	81,119
Formosa Chemicals & Fibre Corp.	59,000	150,343
Formosa Petrochemical Corp.	22,000	62,400
Formosa Plastics Corp.	70,000	173,846
Foxconn Technology Co., Ltd.	18,110	37,255
Fubon Financial Holding Co., Ltd.	112,000	135,668
Giant Manufacturing Co., Ltd.	6,000	35,976
Hermes Microvision, Inc.	1,000	30,622
Hon Hai Precision Industry Co., Ltd.	227,850	542,753
Hotai Motor Co., Ltd.	5,000	49,236
Hua Nan Financial Holdings Co., Ltd.	124,154	60,152
Innolux Corp.	180,000	55,550
Largan Precision Co., Ltd.	2,000	139,608
Lite-On Technology Corp.	25,125	30,517
MediaTek, Inc.	24,000	170,208
Mega Financial Holding Co., Ltd.	179,476	127,193
Nan Ya Plastics Corp.	85,000	166,121
Novatek Microelectronics Corp., Ltd.	6,000	20,907
Pegatron Corp.	30,000	63,200
Pou Chen Corp.	42,000	52,797
President Chain Store Corp.	10,000	70,704
Quanta Computer, Inc.	51,000	81,976
Shin Kong Financial Holding Co., Ltd.	177,960	35,917
Shuang Bang Industrial Corp.	14,662	9,351

Security	Shares	Value

Taiwan (continued)
Siliconware Precision Industries Co., Ltd.	17,914	$26,524
SinoPac Financial Holdings Co., Ltd.	171,182	50,581
Synnex Technology International Corp.	31,000	30,703
Taishin Financial Holding Co., Ltd.	149,000	56,210
Taiwan Cement Corp.	67,000	68,152
Taiwan Cooperative Financial Holding Co., Ltd.	136,700	60,283
Taiwan Mobile Co., Ltd.	31,000	102,187
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	1,823,964
Teco Electric & Machinery Co., Ltd.	24,000	18,922
Uni-President Enterprises Corp.	82,960	149,344
United Microelectronics Corp.	220,000	81,612
Yuanta Financial Holding Co., Ltd.	158,675	52,225

		$6,675,635

Thailand — 0.4%
PTT Exploration & Production PCL(5)	53,050	$113,969
TTCL PCL(5)	767,100	343,800

		$457,769

Vietnam — 11.5%
An Phu Irradiation JSC	75,510	$57,549
Bank for Foreign Trade of Vietnam JSC	410,815	846,942
Bao Viet Holdings	111,500	304,079
Century Synthetic Fiber Corp.	136,620	164,317
Danang Rubber JSC	51,920	108,128
Dien Quang JSC	61,000	184,435
FPT Corp.	80,427	175,178
Gemadept Corp.	40,700	75,501
HA TIEN 1 Cement JSC(1)	192,400	237,125
Ho Chi Minh City Infrastructure Investment JSC	262,900	292,192
Hoa Phat Group JSC	155,605	233,635
Hoa Sen Group	55,172	116,331
Hung Vuong Corp.(1)	233,760	113,216
Imexpharm Pharmaceutical JSC	22,770	48,101
KIDO Group Corp.	243,900	287,596
Kinh Bac City Development Share Holding Corp.(1)	268,100	165,813
Masan Group Corp.(1)	604,200	1,894,761
Nam Long Investment Corp.	110,000	115,492
PetroVietnam Drilling & Well Services JSC	199,286	217,635
PetroVietnam Fertilizer & Chemical JSC	205,250	271,348
PetroVietnam Gas JSC	83,000	189,810
PetroVietnam Technical Services Corp.	294,900	227,211
Pha Lai Thermal Power JSC	186,000	149,204
Refrigeration Electrical Engineering Corp.	100,000	105,819
Saigon - Hanoi Commercial Joint Stock Bank(1)	573,413	167,034

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)
Saigon Securities, Inc.(1)	400,730	$384,377
Saigon Thuong Tin Commercial JSB(1)	977,216	450,830
Son Ha International Corp.	483,900	236,358
Tan Tao Investment & Industry JSC(1)	675,400	139,212
TNG Investment & Trading JSC(1)	204,660	171,372
Traphaco JSC	18,690	95,538
Truong Thanh Furniture Corp.(1)	341,800	459,821
Vietnam Construction and Import-Export JSC	251,400	117,182
Vietnam Dairy Products JSC	182,200	1,134,423
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	111,450
Vingroup JSC(1)	1,071,631	2,522,749
Vinh Hoan Corp.	98,180	127,113
Vinh Son - Song Hinh Hydropower JSC	101,700	67,073

		$12,765,950

Total Common Stocks (identified cost $112,568,098)		$104,144,185

Investment Funds — 1.4%

Security	Shares	Value

Romania — 1.4%
Fondul Proprietatea SA	8,062,549	$1,541,481

Total Investment Funds (identified cost $1,747,639)		$1,541,481

Short-Term Investments — 4.4%

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/16/16(6)	$1,000	$999,826

Total U.S. Treasury Obligations (identified cost $999,588)		$999,826

Other — 3.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(7)	$3,921	$3,921,356

Total Other (identified cost $3,921,356)		$3,921,356

Total Short-Term Investments (identified cost $4,920,944)		$4,921,182

Total Investments — 99.6% (identified cost $119,236,681)		$110,606,848

Other Assets, Less Liabilities — 0.4%		$415,650

Net Assets — 100.0%		$111,022,498

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $117,811 or 0.1% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $2,790,990 or 2.5% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	31.1%	$34,479,179
Information Technology	13.6	15,108,151
Consumer Staples	9.7	10,750,503
Industrials	7.7	8,573,463
Energy	7.2	7,994,841
Materials	7.1	7,930,443
Consumer Discretionary	6.4	7,143,700
Telecommunication Services	6.0	6,648,016
Utilities	2.8	3,104,207
Health Care	2.2	2,411,682
Investment Funds	1.4	1,541,481
Short-Term Investments	4.4	4,921,182

Total Investments	99.6%	$110,606,848

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	973,957	THB	35,004,000	Standard Chartered Bank	5/9/16	$—	$(28,070)
EUR	1,108,126	USD	1,251,130	BNP Paribas	5/17/16	18,241	—
EUR	757,048	USD	863,428	BNP Paribas	5/17/16	3,778	—
EUR	68,000	USD	76,286	JPMorgan Chase Bank, N.A.	5/17/16	1,609	—
EUR	349,798	USD	390,636	Standard Chartered Bank	5/17/16	10,062	—
EUR	783,990	USD	870,789	Standard Chartered Bank	5/17/16	27,280	—
EUR	24,235	USD	26,646	Standard Chartered Bank	5/17/16	1,115	—
EUR	1,099,874	USD	1,247,076	Standard Chartered Bank	5/17/16	12,841	—
EUR	1,524,001	USD	1,742,549	Standard Chartered Bank	5/17/16	3,211	—
USD	554,129	EUR	507,802	BNP Paribas	5/17/16	—	(27,564)
USD	549,525	EUR	504,588	BNP Paribas	5/17/16	—	(28,486)
USD	2,964,389	EUR	2,644,617	JPMorgan Chase Bank, N.A.	5/17/16	—	(65,048)
USD	249,650	EUR	222,720	JPMorgan Chase Bank, N.A.	5/17/16	—	(5,478)
USD	2,660,120	EUR	2,373,170	JPMorgan Chase Bank, N.A.	5/17/16	—	(58,371)
USD	10,907,222	EUR	9,730,647	JPMorgan Chase Bank, N.A.	5/17/16	—	(239,338)
USD	2,965,940	EUR	2,646,000	JPMorgan Chase Bank, N.A.	5/17/16	—	(65,082)
USD	3,941,203	KRW	4,805,115,000	BNP Paribas	5/18/16	—	(262,640)
USD	203,821	NOK	1,747,958	Standard Chartered Bank	6/13/16	—	(13,227)
USD	305,946	SGD	415,000	BNP Paribas	6/14/16	—	(2,333)
USD	1,301,278	SGD	1,802,400	Standard Chartered Bank	6/14/16	—	(37,621)
USD	5,247,016	CNH	36,270,000	Bank of America, N.A.	1/11/17	—	(264,015)
USD	951,933	CNH	6,275,000	Citibank, N.A.	1/11/17	—	(1,520)
USD	5,217,204	CNH	36,270,000	Standard Chartered Bank	1/11/17	—	(293,828)
USD	5,240,751	CNH	36,266,000	Standard Chartered Bank	1/11/17	—	(269,673)
USD	3,095,653	TWD	104,048,000	Standard Chartered Bank	2/2/17	—	(123,675)

						$78,137	$(1,785,969)

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
E-mini MSCI Emerging Markets Index	218	Long	Jun-16	$8,611,000	$9,138,560	$527,560
SET50 Index	95	Short	Jun-16	(486,041)	(482,572)	3,469

						$531,029

SET:  Stock Exchange of Thailand.

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
KRW	–	South Korean Won
NOK	–	Norwegian Krone
SGD	–	Singapore Dollar
THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $115,315,325)	$106,685,492
Affiliated investment, at value (identified cost, $3,921,356)	3,921,356
Cash	961,285
Restricted cash*	930,615
Foreign currency, at value (identified cost, $277,479)	277,776
Dividends receivable	152,219
Interest receivable from affiliated investment	1,410
Receivable for investments sold	14,578
Receivable for open forward foreign currency exchange contracts	78,137
Other assets	25,591
Total assets	$113,048,459

Liabilities
Payable for variation margin on open financial futures contracts	$33,565
Payable for open forward foreign currency exchange contracts	1,785,969
Payable to affiliates:
Investment adviser fee	91,001
Trustees’ fees	493
Accrued expenses	114,933
Total liabilities	$2,025,961
Net Assets applicable to investors’ interest in Portfolio	$111,022,498

Sources of Net Assets
Investors’ capital	$120,823,289
Net unrealized depreciation	(9,800,791)
Total	$111,022,498

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends (net of foreign taxes, $86,487)	$754,836
Interest (net of foreign taxes, $19)	958
Interest allocated from affiliated investment	11,591
Expenses allocated from affiliated investment	(527)
Total investment income	$766,858

Expenses
Investment adviser fee	$526,955
Trustees’ fees and expenses	2,855
Custodian fee	110,050
Legal and accounting services	29,295
Miscellaneous	7,792
Total expenses	$676,947

Net investment income	$89,911

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(8,481,447)
Investment transactions allocated from affiliated investment	21
Financial futures contracts	(826,221)
Foreign currency and forward foreign currency exchange contract transactions	(31,493)
Net realized loss	$(9,339,140)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $7,158)	$5,949,877
Financial futures contracts	174,370
Foreign currency and forward foreign currency exchange contracts	(1,498,946)
Net change in unrealized appreciation (depreciation)	$4,625,301

Net realized and unrealized loss	$(4,713,839)

Net decrease in net assets from operations	$(4,623,928)

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$89,911	$1,701,985
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(9,339,140)	(3,230,971)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	4,625,301	(14,200,847)
Net decrease in net assets from operations	$(4,623,928)	$(15,729,833)
Capital transactions —
Contributions	$13,724,898	$133,663,505
Withdrawals	(11,860,444)	(54,711,266)
Net increase in net assets from capital transactions	$1,864,454	$78,952,239

Net increase (decrease) in net assets	$(2,759,474)	$63,222,406

Net Assets
At beginning of period	$113,781,972	$50,559,566
At end of period	$111,022,498	$113,781,972

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014 (1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.29	%(3)	1.32%	1.63%
Net investment income (loss)	0.17	%(3)	1.61%	(0.19)%
Portfolio Turnover	30	%(4)	27%	112%

Total Return	(4.61	)%(4)	(14.05)%	1.10%

Net assets, end of period (000’s omitted)	$111,022		$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Global Macro Capital Opportunities Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

26

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the
By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

27

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $526,955 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $30,948,217 and $29,774,735, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,443,878

Gross unrealized appreciation	$6,911,625
Gross unrealized depreciation	(15,748,655)

Net unrealized depreciation	$(8,837,030)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $1,785,969. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,389,826 at April 30, 2016.

28

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$531,029	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	78,137	(2)	(1,785,969	)(3)

Total		$609,166		$(1,785,969)

Derivatives not subject to master netting or similar agreements		$531,029		$—

Total Derivatives subject to master netting or similar agreements		$78,137		$(1,785,969)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

BNP Paribas	$22,019	$(22,019)	$—	$—	$—
JPMorgan Chase Bank, N.A.	1,609	(1,609)	—	—	—
Standard Chartered Bank	54,509	(54,509)	—	—	—

	$78,137	$(78,137)	$—	$—	$—

29

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(264,015)	$—	$264,015	$—	$—
BNP Paribas	(321,023)	22,019	—	280,000	(19,004)
Citibank, N.A.	(1,520)	—	—	—	(1,520)
JPMorgan Chase Bank, N.A.	(433,317)	1,609	19,997	30,000	(381,711)
Standard Chartered Bank	(766,094)	54,509	709,876	1,709	—

	$(1,785,969)	$78,137	$993,888	$311,709	$(402,235)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Equity Price	Financial futures contracts	$(826,221)	$174,370
Foreign Exchange	Forward foreign currency exchange contracts	(39,389)	(1,567,815)

Total		$(865,610)	$(1,393,445)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$10,128,000	$653,000	$46,425,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

30

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$3,417,367	$69,710,658	$0	$73,128,025
Developed Europe	—	166,900	—	166,900
Emerging Europe	4,321,121	7,878,814	—	12,199,935
Latin America	12,236,358	—	—	12,236,358
Middle East/Africa	75,449	6,337,518	—	6,412,967

Total Common Stocks	$20,050,295	$84,093,890 **	$0	$104,144,185

Investment Funds	$—	$1,541,481	$—	$1,541,481
Short-Term Investments —
U.S. Treasury Obligations	—	999,826	—	999,826
Other	—	3,921,356	—	3,921,356

Total Investments	$20,050,295	$90,556,553	$0	$110,606,848

Forward Foreign Currency Exchange Contracts	$—	$78,137	$—	$78,137
Futures Contracts	527,560	3,469	—	531,029

Total	$20,577,855	$90,638,159	$0	$111,216,014

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,785,969)	$—	$(1,785,969)

Total	$—	$(1,785,969)	$—	$(1,785,969)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

31

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

32

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Capital Opportunities Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of such investment professionals in investing in equity and equity-related securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

34

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-year period ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Global Macro Capital Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Capital Opportunities Fund and Global Macro Capital Opportunities Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473 4.30.16

Eaton Vance

Government Obligations
Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Government Obligations Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

Government Obligations Fund

April 30, 2016

Performance1,2

Portfolio Manager Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	0.29%	0.22%	1.28%	3.49%
Class A with 4.75% Maximum Sales Charge	—	—	–4.46	–4.58	0.31	2.99
Class B at NAV	11/01/1993	08/24/1984	–0.08	–0.53	0.52	2.72
Class B with 5% Maximum Sales Charge	—	—	–5.01	–5.37	0.18	2.72
Class C at NAV	11/01/1993	08/24/1984	–0.08	–0.39	0.52	2.72
Class C with 1% Maximum Sales Charge	—	—	–1.07	–1.36	0.52	2.72
Class I at NAV	04/03/2009	08/24/1984	0.57	0.62	1.54	3.67
Class R at NAV	08/12/2005	08/24/1984	0.31	0.11	1.05	3.25
Barclays U.S. Intermediate Government Bond Index	—	—	1.72%	2.27%	2.27%	3.95%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.18%	1.94%	1.93%	0.93%	1.43%

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Government Obligations Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

Barclays U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Government Obligations Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,002.90	$5.93	1.19%
Class B	$1,000.00	$999.20	$9.64	1.94%
Class C	$1,000.00	$999.20	$9.64	1.94%
Class I	$1,000.00	$1,005.70	$4.69	0.94%
Class R	$1,000.00	$1,003.10	$7.17	1.44%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.97	1.19%
Class B	$1,000.00	$1,015.20	$9.72	1.94%
Class C	$1,000.00	$1,015.20	$9.72	1.94%
Class I	$1,000.00	$1,020.20	$4.72	0.94%
Class R	$1,000.00	$1,017.70	$7.22	1.44%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Government Obligations Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Government Obligations Portfolio, at value (identified cost, $545,884,530)	$552,702,658
Receivable for Fund shares sold	791,824
Total assets	$553,494,482

Liabilities
Payable for Fund shares redeemed	$2,028,329
Distributions payable	352,901
Payable to affiliates:
Distribution and service fees	173,947
Trustees’ fees	43
Accrued expenses	126,072
Total liabilities	$2,681,292
Net Assets	$550,813,190

Sources of Net Assets
Paid-in capital	$641,568,045
Accumulated net realized loss from Portfolio	(93,587,242)
Accumulated distributions in excess of net investment income	(3,985,741)
Net unrealized appreciation from Portfolio	6,818,128
Total	$550,813,190

Class A Shares
Net Assets	$308,755,223
Shares Outstanding	47,191,253
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.54
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.87

Class B Shares
Net Assets	$6,408,134
Shares Outstanding	979,346
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.54

Class C Shares
Net Assets	$113,089,300
Shares Outstanding	17,312,415
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.53

Class I Shares
Net Assets	$94,430,975
Shares Outstanding	14,442,654
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.54

Class R Shares
Net Assets	$28,129,558
Shares Outstanding	4,317,236
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest allocated from Portfolio	$8,054,478
Expenses allocated from Portfolio	(2,201,331)
Total investment income	$5,853,147

Expenses
Distribution and service fees
Class A	$393,152
Class B	35,686
Class C	568,276
Class R	66,140
Trustees’ fees and expenses	251
Custodian fee	18,711
Transfer and dividend disbursing agent fees	255,802
Legal and accounting services	18,126
Printing and postage	30,041
Registration fees	41,592
Miscellaneous	8,535
Total expenses	$1,436,312

Net investment income	$4,416,835

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$2,351,295
Financial futures contracts	519,568
Swap contracts	(814,571)
Net realized gain	$2,056,292
Change in unrealized appreciation (depreciation) —
Investments	$94,840
Financial futures contracts	(104,284)
Swap contracts	(4,809,068)
Net change in unrealized appreciation (depreciation)	$(4,818,512)

Net realized and unrealized loss	$(2,762,220)

Net increase in net assets from operations	$1,654,615

6	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$4,416,835	$8,970,642
Net realized gain from investment transactions, financial futures contracts and swap contracts	2,056,292	6,485,591
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	(4,818,512)	(12,093,882)
Net increase in net assets from operations	$1,654,615	$3,362,351
Distributions to shareholders —
From net investment income
Class A	$(5,241,849)	$(13,492,704)
Class B	(92,199)	(305,747)
Class C	(1,471,264)	(3,832,407)
Class I	(1,544,151)	(2,878,886)
Class R	(408,872)	(773,815)
Total distributions to shareholders	$(8,758,335)	$(21,283,559)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$23,569,608	$43,056,356
Class B	93,873	122,257
Class C	16,488,496	18,210,572
Class I	29,838,922	46,418,422
Class R	10,195,961	18,122,984
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,746,858	9,594,942
Class B	88,839	291,801
Class C	1,272,587	3,269,435
Class I	1,211,371	2,120,765
Class R	365,565	709,427
Cost of shares redeemed
Class A	(47,233,779)	(92,222,587)
Class B	(1,221,274)	(2,501,312)
Class C	(19,416,762)	(36,209,514)
Class I	(17,502,424)	(30,795,591)
Class R	(6,272,890)	(13,287,890)
Net asset value of shares exchanged
Class A	493,702	1,517,937
Class B	(493,702)	(1,517,937)
Net decrease in net assets from Fund share transactions	$(4,775,049)	$(33,099,933)

Net decrease in net assets	$(11,878,769)	$(51,021,141)

Net Assets
At beginning of period	$562,691,959	$613,713,100
At end of period	$550,813,190	$562,691,959

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(3,985,741)	$355,759

7	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$6.630		$6.840	$6.970	$7.380	$7.470	$7.630

Income (Loss) From Operations
Net investment income(1)	$0.057		$0.115	$0.135	$0.104	$0.161	$0.202
Net realized and unrealized gain (loss)	(0.038)		(0.067)	0.052	(0.228)	0.024	(0.068)

Total income (loss) from operations	$0.019		$0.048	$0.187	$(0.124)	$0.185	$0.134

Less Distributions
From net investment income	$(0.109)		$(0.258)	$(0.317)	$(0.286)	$(0.275)	$(0.282)
Tax return of capital	—		—	—	—	—	(0.012)

Total distributions	$(0.109)		$(0.258)	$(0.317)	$(0.286)	$(0.275)	$(0.294)

Net asset value — End of period	$6.540		$6.630	$6.840	$6.970	$7.380	$7.470

Total Return(2)	0.29	%(3)	0.71%	2.74%	(1.71)%	2.52%	1.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$308,755		$332,297	$381,205	$455,676	$682,140	$617,723
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.19	%(6)	1.18%	1.17%	1.12%	1.10%	1.14%
Net investment income	1.75	%(6)	1.71%	1.95%	1.45%	2.17%	2.70%
Portfolio Turnover of the Portfolio	4	%(3)	33%	4%	8%	26%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$6.630		$6.840	$6.970	$7.380	$7.470	$7.630

Income (Loss) From Operations
Net investment income(1)	$0.033		$0.065	$0.084	$0.049	$0.106	$0.148
Net realized and unrealized gain (loss)	(0.039)		(0.067)	0.051	(0.229)	0.023	(0.070)

Total income (loss) from operations	$(0.006)		$(0.002)	$0.135	$(0.180)	$0.129	$0.078

Less Distributions
From net investment income	$(0.084)		$(0.208)	$(0.265)	$(0.230)	$(0.219)	$(0.228)
Tax return of capital	—		—	—	—	—	(0.010)

Total distributions	$(0.084)		$(0.208)	$(0.265)	$(0.230)	$(0.219)	$(0.238)

Net asset value — End of period	$6.540		$6.630	$6.840	$6.970	$7.380	$7.470

Total Return(2)	(0.08	)%(3)	(0.04)%	1.97%	(2.47)%	1.75%	1.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,408		$8,037	$11,942	$17,658	$30,042	$41,446
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.94	%(6)	1.94%	1.92%	1.87%	1.85%	1.89%
Net investment income	1.00	%(6)	0.96%	1.21%	0.69%	1.42%	1.97%
Portfolio Turnover of the Portfolio	4	%(3)	33%	4%	8%	26%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$6.620		$6.830	$6.960	$7.370	$7.450	$7.610

Income (Loss) From Operations
Net investment income(1)	$0.033		$0.065	$0.083	$0.050	$0.105	$0.146
Net realized and unrealized gain (loss)	(0.039)		(0.067)	0.052	(0.230)	0.034	(0.069)

Total income (loss) from operations	$(0.006)		$(0.002)	$0.135	$(0.180)	$0.139	$0.077

Less Distributions
From net investment income	$(0.084)		$(0.208)	$(0.265)	$(0.230)	$(0.219)	$(0.227)
Tax return of capital	—		—	—	—	—	(0.010)

Total distributions	$(0.084)		$(0.208)	$(0.265)	$(0.230)	$(0.219)	$(0.237)

Net asset value — End of period	$6.530		$6.620	$6.830	$6.960	$7.370	$7.450

Total Return(2)	(0.08	)%(3)	(0.04)%	1.97%	(2.48)%	1.89%	1.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,089		$116,220	$134,782	$169,901	$300,063	$299,797
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.94	%(6)	1.93%	1.92%	1.87%	1.85%	1.89%
Net investment income	1.00	%(6)	0.96%	1.21%	0.70%	1.42%	1.96%
Portfolio Turnover of the Portfolio	4	%(3)	33%	4%	8%	26%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$6.620		$6.830	$6.960	$7.380	$7.460	$7.620

Income (Loss) From Operations
Net investment income(1)	$0.065		$0.131	$0.152	$0.122	$0.179	$0.218
Net realized and unrealized gain (loss)	(0.028)		(0.066)	0.052	(0.237)	0.035	(0.066)

Total income (loss) from operations	$0.037		$0.065	$0.204	$(0.115)	$0.214	$0.152

Less Distributions
From net investment income	$(0.117)		$(0.275)	$(0.334)	$(0.305)	$(0.294)	$(0.299)
Tax return of capital	—		—	—	—	—	(0.013)

Total distributions	$(0.117)		$(0.275)	$(0.334)	$(0.305)	$(0.294)	$(0.312)

Net asset value — End of period	$6.540		$6.620	$6.830	$6.960	$7.380	$7.460

Total Return(2)	0.57	%(3)	0.96%	2.99%	(1.59)%	2.92%	2.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,431		$81,968	$66,475	$69,659	$122,456	$102,320
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.94	%(6)	0.93%	0.92%	0.87%	0.85%	0.89%
Net investment income	1.99	%(6)	1.94%	2.20%	1.70%	2.41%	2.91%
Portfolio Turnover of the Portfolio	4	%(3)	33%	4%	8%	26%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2016

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$6.600		$6.810	$6.940	$7.350	$7.430	$7.600

Income (Loss) From Operations
Net investment income(1)	$0.049		$0.097	$0.116	$0.086	$0.142	$0.183
Net realized and unrealized gain (loss)	(0.029)		(0.066)	0.053	(0.230)	0.033	(0.079)

Total income (loss) from operations	$0.020		$0.031	$0.169	$(0.144)	$0.175	$0.104

Less Distributions
From net investment income	$(0.100)		$(0.241)	$(0.299)	$(0.266)	$(0.255)	$(0.263)
Tax return of capital	—		—	—	—	—	(0.011)

Total distributions	$(0.100)		$(0.241)	$(0.299)	$(0.266)	$(0.255)	$(0.274)

Net asset value — End of period	$6.520		$6.600	$6.810	$6.940	$7.350	$7.430

Total Return(2)	0.31	%(3)	0.45%	2.48%	(1.99)%	2.39%	1.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,130		$24,170	$19,310	$16,868	$22,018	$12,474
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.44	%(6)	1.43%	1.42%	1.37%	1.35%	1.39%
Net investment income	1.50	%(6)	1.45%	1.69%	1.21%	1.92%	2.45%
Portfolio Turnover of the Portfolio	4	%(3)	33%	4%	8%	26%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Government Obligations Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I   Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Government Obligations Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $40,261,700 and deferred capital losses of $56,309,536 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($1,612,295), October 31, 2018 ($18,778,422) and October 31, 2019 ($19,870,983) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2015, $21,766,127 are short-term and $34,543,409 are long term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $15,763 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,329 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $393,152 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $26,764 and $426,207 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $33,070 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $8,922, $142,069 and $33,070 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

14

Eaton Vance

Government Obligations Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and approximately $4,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $26,523,404 and $40,941,591, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	3,590,464	6,385,240
Issued to shareholders electing to receive payments of distributions in Fund shares	570,864	1,423,056
Redemptions	(7,187,042)	(13,653,859)
Exchange from Class B shares	75,150	224,811

Net decrease	(2,950,564)	(5,620,752)

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	14,316	18,180
Issued to shareholders electing to receive payments of distributions in Fund shares	13,531	43,243
Redemptions	(185,931)	(370,772)
Exchange to Class A shares	(75,144)	(224,762)

Net decrease	(233,228)	(534,111)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	2,513,171	2,704,846
Issued to shareholders electing to receive payments of distributions in Fund shares	194,206	485,669
Redemptions	(2,959,817)	(5,372,985)

Net decrease	(252,440)	(2,182,470)

15

Eaton Vance

Government Obligations Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	4,546,706	6,898,542
Issued to shareholders electing to receive payments of distributions in Fund shares	184,685	315,138
Redemptions	(2,665,657)	(4,566,885)

Net increase	2,065,734	2,646,795

Class R	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,557,888	2,700,839
Issued to shareholders electing to receive payments of distributions in Fund shares	55,904	105,762
Redemptions	(958,969)	(1,980,628)

Net increase	654,823	825,973

16

Government Obligations Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 80.1%

Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.:
2.556%, with maturity at 2035(1)	$2,189		$2,311,099
2.586%, with maturity at 2036(1)	3,091		3,262,656
2.632%, with maturity at 2038(1)	3,200		3,359,317
2.873%, with maturity at 2035(1)	5,185		5,433,385
2.906%, with maturity at 2034(1)	1,288		1,352,907
4.50%, with various maturities to 2035	3,381		3,660,290
5.00%, with various maturities to 2018	806		837,281
5.50%, with various maturities to 2032	1,121		1,177,624
6.00%, with various maturities to 2035	7,200		8,251,355
6.50%, with various maturities to 2036	21,430		24,734,690
6.87%, with maturity at 2024	71		79,336
7.00%, with various maturities to 2036	14,022		16,415,254
7.09%, with maturity at 2023	313		345,643
7.25%, with maturity at 2022	351		388,498
7.31%, with maturity at 2027	104		121,592
7.50%, with various maturities to 2035	12,679		15,154,048
7.63%, with maturity at 2019	63		65,411
7.75%, with maturity at 2018	2		2,447
7.78%, with maturity at 2022	36		40,067
7.85%, with maturity at 2020	56		59,973
8.00%, with various maturities to 2028	2,033		2,261,082
8.13%, with maturity at 2019	113		118,557
8.15%, with various maturities to 2021	104		112,511
8.25%, with maturity at 2017	9		9,406
8.50%, with various maturities to 2031	2,570		3,010,099
9.00%, with various maturities to 2027	645		667,479
9.25%, with maturity at 2017	0	(2)	31
9.50%, with various maturities to 2026	498		531,145
10.50%, with maturity at 2020	163		178,696

			$93,941,879

Federal National Mortgage Association:
1.894%, with various maturities to 2033(1)	$1,907		$1,949,533
1.905%, with various maturities to 2035(1)	16,145		16,520,888
1.913%, with maturity at 2022(1)	831		842,100
1.914%, with various maturities to 2044(1)	1,427		1,463,449
1.981%, with maturity at 2035(1)	927		946,545
2.002%, with maturity at 2022(1)	408		412,995
2.024%, with maturity at 2031(1)	1,009		1,022,494
2.173%, with maturity at 2037(1)	3,337		3,397,317
2.476%, with maturity at 2040(1)	1,134		1,188,635
2.533%, with maturity at 2033(1)	7,364		7,776,680
2.584%, with maturity at 2036(1)	3,640		3,851,265
2.588%, with maturity at 2036(1)	762		773,824

Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association: (continued)
2.946%, with maturity at 2027(1)	$1,078		$1,127,569
3.00%, with maturity at 2036(1)	776		793,943
3.625%, with maturity at 2034(1)	3,299		3,539,857
3.654%, with maturity at 2021(1)	414		424,183
3.706%, with maturity at 2035(1)	3,566		3,819,738
3.795%, with maturity at 2036(1)	11,219		12,080,658
3.806%, with maturity at 2036(1)	215		225,282
3.932%, with maturity at 2034(1)	3,205		3,431,957
4.071%, with maturity at 2035(1)	3,132		3,381,704
4.69%, with maturity at 2034(1)	7,597		8,151,385
5.00%, with maturity at 2027	165		182,453
5.50%, with various maturities to 2030	931		978,489
6.00%, with various maturities to 2038	10,161		11,694,617
6.476%, with maturity at 2025(3)	106		119,874
6.50%, with various maturities to 2038(4)	85,017		98,598,060
7.00%, with various maturities to 2037	45,682		54,117,692
7.50%, with various maturities to 2035	3,817		4,507,552
7.875%, with maturity at 2021	285		318,426
8.00%, with various maturities to 2034	16,503		20,071,436
8.02%, with maturity at 2030(3)	8		9,104
8.25%, with maturity at 2025	106		118,617
8.33%, with maturity at 2020	175		190,649
8.421%, with maturity at 2021(3)	29		32,498
8.50%, with various maturities to 2032	2,672		3,247,257
9.00%, with various maturities to 2030	225		258,002
9.50%, with various maturities to 2030	547		603,100
9.503%, with maturity at 2025(3)	8		9,052
9.553%, with maturity at 2021(3)	18		18,889
9.561%, with maturity at 2025(3)	1		531
9.731%, with maturity at 2025(3)	4		4,389
9.744%, with maturity at 2021(3)	26		28,585
9.75%, with maturity at 2019	6		7,098
9.819%, with maturity at 2020(3)	1		854
9.985%, with maturity at 2023(3)	16		17,910
10.056%, with maturity at 2021(3)	11		11,453
11.00%, with maturity at 2020	6		6,538
11.008%, with maturity at 2021(3)	0	(2)	515

			$272,275,641

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$374		$384,088
6.00%, with various maturities to 2033	25,710		29,999,232
6.10%, with maturity at 2033	7,136		8,393,328
6.50%, with various maturities to 2034	6,604		7,785,278
7.00%, with various maturities to 2034	16,082		18,923,292
7.50%, with various maturities to 2032	2,152		2,509,923

17	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)
8.00%, with various maturities to 2034	$2,864	$3,401,382
8.25%, with maturity at 2019	25	26,189
8.30%, with maturity at 2020	11	12,225
8.50%, with various maturities to 2018	111	113,752
9.00%, with various maturities to 2027	2,824	3,381,486
9.50%, with various maturities to 2026	1,464	1,703,046

		$76,633,221

Total Mortgage Pass-Throughs (identified cost $428,323,166)		$442,850,741

Collateralized Mortgage Obligations — 10.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$97	$111,719
Series 1822, Class Z, 6.90%, 3/15/26	481	541,599
Series 1829, Class ZB, 6.50%, 3/15/26	182	198,654
Series 1896, Class Z, 6.00%, 9/15/26	241	266,389
Series 2075, Class PH, 6.50%, 8/15/28	122	137,129
Series 2091, Class ZC, 6.00%, 11/15/28	410	461,050
Series 2102, Class Z, 6.00%, 12/15/28	112	127,866
Series 2115, Class K, 6.00%, 1/15/29	875	985,056
Series 2142, Class Z, 6.50%, 4/15/29	269	311,991
Series 2245, Class A, 8.00%, 8/15/27	3,992	4,795,642
Series 4039, Class ME, 2.00%, 12/15/40	1,499	1,505,577
Series 4259, Class UE, 2.50%, 5/15/43	4,942	4,963,613
Series 4319, Class SY, 7.116%, 3/15/44(5)	1,127	1,158,156
Series 4336, Class GU, 3.50%, 2/15/53	1,525	1,557,850
Series 4385, Class SC, 8.321%, 9/15/44(5)	1,727	1,812,984
Series 4407, Class LN, 8.309%, 12/15/43(5)	1,620	1,702,432
Series 4495, Class JA, 3.50%, 5/15/45	2,514	2,577,831
Series 4502, Class SL, 8.321%, 6/15/45(5)	2,180	2,225,168
Series 4550, Class ZT, 2.00%, 1/15/45	7,470	7,480,229
Series 4568, Class ZM, 4.00%, 4/15/46	5,000	5,012,500

		$37,933,435

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$102	$112,092
Series G92-44, Class ZQ, 8.00%, 7/25/22	25	25,695
Series G93-36, Class ZQ, 6.50%, 12/25/23	4,640	5,151,986
Series 1993-16, Class Z, 7.50%, 2/25/23	149	168,467
Series 1993-39, Class Z, 7.50%, 4/25/23	397	452,046
Series 1993-45, Class Z, 7.00%, 4/25/23	451	503,349
Series 1993-149, Class M, 7.00%, 8/25/23	165	183,038

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 1993-178, Class PK, 6.50%, 9/25/23	$351	$390,927
Series 1994-40, Class Z, 6.50%, 3/25/24	377	421,593
Series 1994-42, Class K, 6.50%, 4/25/24	1,601	1,789,551
Series 1994-82, Class Z, 8.00%, 5/25/24	577	662,874
Series 1997-81, Class PD, 6.35%, 12/18/27	230	255,901
Series 2000-49, Class A, 8.00%, 3/18/27	394	460,601
Series 2001-81, Class HE, 6.50%, 1/25/32	851	995,229
Series 2002-1, Class G, 7.00%, 7/25/23	216	240,850
Series 2005-37, Class SU, 27.445%, 3/25/35(5)	825	1,125,168
Series 2012-35, Class GE, 3.00%, 5/25/40	4,887	5,017,007
Series 2015-42, Class SC, 7.358%, 5/25/45(5)	594	594,528

		$18,550,902

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$253	$296,569
Series 2011-156, Class GA, 2.00%, 12/16/41	1,443	1,394,492
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,009	2,035,927

		$3,726,988

Total Collateralized Mortgage Obligations (identified cost $58,105,466)		$60,211,325

U.S. Government Agency Obligations — 6.2%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$8,000	$8,407,016
3.28%, 3/25/36	7,900	8,032,704
3.44%, 2/23/40	4,746	4,868,755

		$21,308,475

Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,359,712
5.50%, 7/15/36	5,660	7,776,540

		$13,136,252

Total U.S. Government Agency Obligations (identified cost $32,314,646)		$34,444,727

18	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(6)	$10,346	$10,346,068

Total Short-Term Investments (identified cost $10,346,068)		$10,346,068

Total Investments — 99.1% (identified cost $529,089,346)		$547,852,861

Other Assets, Less Liabilities — 0.9%		$4,849,814

Net Assets — 100.0%		$552,702,675

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2016.

(2)	Principal amount is less than $500.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2016.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 2-Year Treasury Note	204	Short	Jun-16	$(44,650,500)	$(44,599,500)	$51,000
U.S. 5-Year Treasury Note	575	Short	Jun-16	(69,769,575)	(69,525,586)	243,989
U.S. Ultra 10-Year Treasury Note	267	Long	Jun-16	37,576,243	37,530,188	(46,055)
U.S. Long Treasury Bond	118	Short	Jun-16	(19,587,078)	(19,270,875)	316,203
U.S. Ultra-Long Treasury Bond	247	Long	Jun-16	43,136,234	42,321,906	(814,328)

						$(249,191)

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$100,000	Receives	3-month USD-LIBOR-BBA	2.448%	10/20/25	$(4,608,033)

						$(4,608,033)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$20,000	Receives	3-month USD-LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(2,493,355)

						$(2,493,355)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

19	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $518,743,278)	$537,506,793
Affiliated investment, at value (identified cost, $10,346,068)	10,346,068
Restricted cash*	5,283,906
Interest receivable	2,441,130
Interest receivable from affiliated investment	9,545
Receivable for investments sold	220,318
Receivable for variation margin on open financial futures contracts	153,384
Total assets	$555,961,144

Liabilities
Payable for variation margin on open centrally cleared swap contracts	$98,582
Payable for open swap contracts	2,493,355
Due to custodian	206,191
Payable to affiliates:
Investment adviser fee	355,526
Trustees’ fees	2,769
Accrued expenses	102,046
Total liabilities	$3,258,469
Net Assets applicable to investors’ interest in Portfolio	$552,702,675

Sources of Net Assets
Investors’ capital	$541,289,739
Net unrealized appreciation	11,412,936
Total	$552,702,675

*	Represents restricted cash on deposit at the broker for open derivative contracts.

20	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest	$8,226,004
Interest allocated from affiliated investment	60,501
Expenses allocated from affiliated investment	(2,553)
Total investment income	$8,283,952

Expenses
Investment adviser fee	$2,214,119
Trustees’ fees and expenses	16,117
Custodian fee	91,534
Legal and accounting services	46,607
Miscellaneous	11,416
Total expenses	$2,379,793

Net investment income	$5,904,159

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,740,212
Investment transactions allocated from affiliated investment	116
Financial futures contracts	563,598
Swap contracts	(851,151)
Net realized gain	$2,452,775
Change in unrealized appreciation (depreciation) —
Investments	$313,260
Financial futures contracts	(96,660)
Swap contracts	(5,352,308)
Net change in unrealized appreciation (depreciation)	$(5,135,708)

Net realized and unrealized loss	$(2,682,933)

Net increase in net assets from operations	$3,221,226

21	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$5,904,159	$13,625,118
Net realized gain from investment transactions, financial futures contracts and swap contracts	2,452,775	6,937,671
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	(5,135,708)	(13,268,814)
Net increase in net assets from operations	$3,221,226	$7,293,975
Capital transactions —
Contributions	$27,226,622	$37,242,088
Withdrawals	(107,626,699)	(104,057,037)
Net decrease in net assets from capital transactions	$(80,400,077)	$(66,814,949)

Net decrease in net assets	$(77,178,851)	$(59,520,974)

Net Assets
At beginning of period	$629,881,526	$689,402,500
At end of period	$552,702,675	$629,881,526

22	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.80	%(2)	0.79%	0.78%	0.75%	0.74%	0.75%
Net investment income	1.99	%(2)	2.10%	2.33%	1.83%	2.50%	3.08%
Portfolio Turnover	4	%(3)	33%	4%	8%	26%	19%

Total Return	0.49	%(3)	1.11%	3.13%	(1.35)%	2.89%	2.21%

Net assets, end of period (000’s omitted)	$552,703		$629,882	$689,403	$848,719	$1,271,010	$1,119,508

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Government Obligations Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit

24

Government Obligations Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

J  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

25

Government Obligations Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $2,214,119 or 0.74% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $24,138,342 and $67,069,828, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$537,061,299

Gross unrealized appreciation	$13,037,120
Gross unrealized depreciation	(2,245,558)

Net unrealized appreciation	$10,791,562

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open dervivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts and interest rate swaps to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $2,493,355. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,727,728 at April 30, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral

26

Government Obligations Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$611,192	(1)	$(860,383	)(1)
Swap contracts	—		(2,493,355	)(2)
Swap contracts (centrally cleared)	—		(4,608,033	)(3)

Total	$611,192		$(7,961,771)

Derivatives not subject to master netting or similar agreements	$611,192		$(5,468,416)

Total Derivatives subject to master netting or similar agreements	$—		$(2,493,355)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

(3)

Amount represents cumulative unrealized depreciation on centrally cleared swap contracts. Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open centrally cleared swap contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral pledged by the Portfolio for liabilities as of April 30, 2016.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Deutsche Bank AG	$(2,493,355)	$—	$2,493,355	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

27

Government Obligations Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$563,598	$(96,660)
Swap contracts	$(851,151)	$(5,352,308)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$72,926,000	$148,847,000	$120,000,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Government Obligations Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$442,850,741	$—	$442,850,741
Collateralized Mortgage Obligations	—	60,211,325	—	60,211,325
U.S. Government Agency Obligations	—	34,444,727	—	34,444,727
Short-Term Investments	—	10,346,068	—	10,346,068

Total Investments	$—	$547,852,861	$—	$547,852,861

Futures Contracts	$611,192	$—	$—	$611,192

Total	$611,192	$547,852,861	$—	$548,464,053

Liability Description

Futures Contracts	$(860,383)	$—	$—	$(860,383)
Swap Contracts	—	(7,101,388)	—	(7,101,388)

Total	$(860,383)	$(7,101,388)	$—	$(7,961,771)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

Government Obligations Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Government Obligations Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), a portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities, as well as the Adviser’s process for determining the extent to which the Portfolio will invest in seasoned mortgage-backed securities instead of other government securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

31

Eaton Vance

Government Obligations Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

32

Eaton Vance

Government Obligations Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Government Obligations Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Government Obligations Portfolio

Andrew Szczurowski

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Government Obligations Fund and Government Obligations Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of Government Obligations Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7692 4.30.16

Eaton Vance

High Income

Opportunities Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

High Income Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	39

Officers and Trustees	42

Important Notices	43

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Performance1,2

Portfolio Managers Michael W. Weilheimer, CFA, Kelley G. Baccei, and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/11/2004	08/19/1986	2.07%	0.20%	5.89%	6.28%
Class A with 4.75% Maximum Sales Charge	—	—	–2.79	–4.55	4.89	5.76
Class B at NAV	08/19/1986	08/19/1986	1.68	–0.34	5.10	5.52
Class B with 5% Maximum Sales Charge	—	—	–3.28	–5.07	4.79	5.52
Class C at NAV	06/08/1994	08/19/1986	1.67	–0.58	5.10	5.50
Class C with 1% Maximum Sales Charge	—	—	0.68	–1.52	5.10	5.50
Class I at NAV	10/01/2009	08/19/1986	2.20	0.70	6.20	6.48
BofA Merrill Lynch U.S. High Yield Index	—	—	2.25%	–1.34%	5.21%	7.19%
BofA Merrill Lynch U.S. High Yield Constrained Index	—	—	2.27	–1.30	5.21	7.23

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.90%	1.65%	1.65%	0.65%

Fund Profile4

Credit Quality (% of bonds, loans and asset-backed securities)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]

Credit ratings are categorized using S&P. If S&P does not publish a rating, then the Moody’s rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Baa or higher by Moody’s are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.70	$4.42	0.88%
Class B	$1,000.00	$1,016.80	$8.17	1.63%
Class C	$1,000.00	$1,016.70	$8.17	1.63%
Class I	$1,000.00	$1,022.00	$3.17	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.42	0.88%
Class B	$1,000.00	$1,016.80	$8.17	1.63%
Class C	$1,000.00	$1,016.80	$8.17	1.63%
Class I	$1,000.00	$1,021.70	$3.17	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in High Income Opportunities Portfolio, at value (identified cost, $1,258,236,780)	$1,268,290,573
Receivable for Fund shares sold	31,237,582
Total assets	$1,299,528,155

Liabilities
Payable for Fund shares redeemed	$4,732,091
Distributions payable	1,125,957
Payable to affiliates:
Distribution and service fees	189,856
Trustees’ fees	42
Accrued expenses	144,464
Total liabilities	$6,192,410
Net Assets	$1,293,335,745

Sources of Net Assets
Paid-in capital	$1,393,847,025
Accumulated net realized loss from Portfolio	(105,308,485)
Accumulated distributions in excess of net investment income	(5,256,588)
Net unrealized appreciation from Portfolio	10,053,793
Total	$1,293,335,745

Class A Shares
Net Assets	$451,632,186
Shares Outstanding	103,576,044
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.36
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$4.58

Class B Shares
Net Assets	$8,076,562
Shares Outstanding	1,849,598
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.37

Class C Shares
Net Assets	$126,920,972
Shares Outstanding	29,099,785
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.36

Class I Shares
Net Assets	$706,706,025
Shares Outstanding	161,896,977
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income allocated from Portfolio	$26,993,774
Dividends allocated from Portfolio	682,892
Expenses allocated from Portfolio	(2,234,824)
Total investment income from Portfolio	$25,441,842

Expenses
Distribution and service fees
Class A	$410,335
Class B	43,421
Class C	552,705
Trustees’ fees and expenses	250
Custodian fee	23,883
Transfer and dividend disbursing agent fees	367,449
Legal and accounting services	19,889
Printing and postage	98,515
Registration fees	74,846
Miscellaneous	8,847
Total expenses	$1,600,140

Net investment income	$23,841,702

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(9,046,546)
Swap contracts	247,946
Foreign currency and forward foreign currency exchange contract transactions	(249,688)
Net realized loss	$(9,048,288)
Change in unrealized appreciation (depreciation) —
Investments	$18,714,493
Swap contracts	(240,567)
Foreign currency and forward foreign currency exchange contracts	60,137
Net change in unrealized appreciation (depreciation)	$18,534,063

Net realized and unrealized gain	$9,485,775

Net increase in net assets from operations	$33,327,477

6	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$23,841,702	$32,769,951
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(9,048,288)	(5,297,099)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	18,534,063	(26,730,140)
Net increase in net assets from operations	$33,327,477	$742,712
Distributions to shareholders —
From net investment income
Class A	$(9,793,648)	$(17,077,766)
Class B	(226,085)	(628,748)
Class C	(2,867,483)	(5,777,370)
Class I	(13,853,188)	(12,128,484)
Tax return of capital
Class A	—	(906,479)
Class B	—	(31,380)
Class C	—	(300,846)
Class I	—	(666,104)
Total distributions to shareholders	$(26,740,404)	$(37,517,177)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$239,339,914	$209,893,822
Class B	98,163	181,294
Class C	26,588,766	21,872,959
Class I	478,171,800	283,133,243
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,589,542	15,410,302
Class B	189,971	554,489
Class C	2,178,733	4,666,535
Class I	10,356,951	8,515,839
Cost of shares redeemed
Class A	(135,385,590)	(151,075,555)
Class B	(1,237,460)	(2,799,763)
Class C	(13,177,745)	(29,816,729)
Class I	(111,870,825)	(117,774,302)
Net asset value of shares exchanged
Class A	743,558	3,587,032
Class B	(743,558)	(3,587,032)
Net increase in net assets from Fund share transactions	$503,842,220	$242,762,134

Net increase in net assets	$510,429,293	$205,987,669

Net Assets
At beginning of period	$782,906,452	$576,918,783
At end of period	$1,293,335,745	$782,906,452

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(5,256,588)	$(2,357,886)

7	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$4.400		$4.650	$4.640	$4.490	$4.280	$4.370

Income (Loss) From Operations
Net investment income(1)	$0.112		$0.237	$0.251	$0.275	$0.293	$0.320
Net realized and unrealized gain (loss)	(0.026	)(2)	(0.217)	0.044	0.164	0.224	(0.074)

Total income from operations	$0.086		$0.020	$0.295	$0.439	$0.517	$0.246

Less Distributions
From net investment income	$(0.126)		$(0.257)	$(0.285)	$(0.289)	$(0.307)	$(0.336)
Tax return of capital	—		(0.013)	—	—	—	—

Total distributions	$(0.126)		$(0.270)	$(0.285)	$(0.289)	$(0.307)	$(0.336)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000 (4)

Net asset value — End of period	$4.360		$4.400	$4.650	$4.640	$4.490	$4.280

Total Return(5)	2.07	%(6)	0.43%	6.49%	10.04%	12.53%	5.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$451,632		$338,952	$278,339	$249,642	$260,871	$238,331
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.88	%(9)	0.90%	0.89%	0.92%	0.94%	0.99%
Net investment income	5.31	%(9)	5.22%	5.36%	6.00%	6.72%	7.32%
Portfolio Turnover of the Portfolio	11	%(6)	38%	44%	62%	76%	78%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$4.410		$4.660	$4.650	$4.500	$4.280	$4.380

Income (Loss) From Operations
Net investment income(1)	$0.097		$0.206	$0.217	$0.242	$0.262	$0.289
Net realized and unrealized gain (loss)	(0.027	)(2)	(0.220)	0.044	0.163	0.233	(0.085)

Total income (loss) from operations	$0.070		$(0.014)	$0.261	$0.405	$0.495	$0.204

Less Distributions
From net investment income	$(0.110)		$(0.224)	$(0.251)	$(0.255)	$(0.275)	$(0.304)
Tax return of capital	—		(0.012)	—	—	—	—

Total distributions	$(0.110)		$(0.236)	$(0.251)	$(0.255)	$(0.275)	$(0.304)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000 (4)

Net asset value — End of period	$4.370		$4.410	$4.660	$4.650	$4.500	$4.280

Total Return(5)	1.68	%(6)	(0.32)%	5.72%	9.22%	11.94%	4.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,077		$9,910	$16,243	$21,999	$31,171	$40,913
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.63	%(9)	1.65%	1.64%	1.67%	1.69%	1.74%
Net investment income	4.60	%(9)	4.53%	4.64%	5.28%	6.01%	6.58%
Portfolio Turnover of the Portfolio	11	%(6)	38%	44%	62%	76%	78%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$4.400		$4.650	$4.640	$4.490	$4.280	$4.370

Income (Loss) From Operations
Net investment income(1)	$0.097		$0.204	$0.216	$0.241	$0.261	$0.287
Net realized and unrealized gain (loss)	(0.027	)(2)	(0.219)	0.044	0.164	0.224	(0.073)

Total income (loss) from operations	$0.070		$(0.015)	$0.260	$0.405	$0.485	$0.214

Less Distributions
From net investment income	$(0.110)		$(0.223)	$(0.250)	$(0.255)	$(0.275)	$(0.304)
Tax return of capital	—		(0.012)	—	—	—	—

Total distributions	$(0.110)		$(0.235)	$(0.250)	$(0.255)	$(0.275)	$(0.304)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000 (4)

Net asset value — End of period	$4.360		$4.400	$4.650	$4.640	$4.490	$4.280

Total Return(5)	1.67	%(6)	(0.34)%	5.70%	9.23%	11.70%	4.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126,921		$111,949	$121,827	$118,991	$124,390	$121,128
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.63	%(9)	1.65%	1.64%	1.67%	1.69%	1.74%
Net investment income	4.57	%(9)	4.49%	4.62%	5.25%	5.97%	6.56%
Portfolio Turnover of the Portfolio	11	%(6)	38%	44%	62%	76%	78%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$4.410		$4.660	$4.650	$4.500	$4.280	$4.380

Income (Loss) From Operations
Net investment income(1)	$0.117		$0.245	$0.261	$0.286	$0.304	$0.331
Net realized and unrealized gain (loss)	(0.025	)(2)	(0.213)	0.046	0.164	0.234	(0.083)

Total income from operations	$0.092		$0.032	$0.307	$0.450	$0.538	$0.248

Less Distributions
From net investment income	$(0.132)		$(0.268)	$(0.297)	$(0.300)	$(0.318)	$(0.348)
Tax return of capital	—		(0.014)	—	—	—	—

Total distributions	$(0.132)		$(0.282)	$(0.297)	$(0.300)	$(0.318)	$(0.348)

Redemption fees(1)(3)	$—		$—	$—	$—	$—	$0.000 (4)

Net asset value — End of period	$4.370		$4.410	$4.660	$4.650	$4.500	$4.280

Total Return(5)	2.20	%(6)	0.70%	6.75%	10.29%	13.06%	5.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$706,706		$322,095	$160,509	$82,300	$71,485	$73,540
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.63	%(9)	0.65%	0.64%	0.66%	0.69%	0.74%
Net investment income	5.52	%(9)	5.42%	5.56%	6.23%	6.98%	7.55%
Portfolio Turnover of the Portfolio	11	%(6)	38%	44%	62%	76%	78%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (74.4% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $69,490,497 and deferred capital losses of $7,014,800 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($9,051,825), October 31, 2017 ($42,283,452) and October 31, 2019 ($18,155,220) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2015, $853,094 are short-term and $6,161,706 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $16,816 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $58,042 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $410,335 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $32,566 and $414,529 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $10,855 and $138,176 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are

13

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $3,000 and $5,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $536,152,576 and $84,328,200, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	56,283,326	46,334,658
Issued to shareholders electing to receive payments of distributions in Fund shares	2,016,932	3,407,517
Redemptions	(31,930,136)	(33,353,260)
Exchange from Class B shares	175,289	787,100

Net increase	26,545,411	17,176,015

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	23,008	40,482
Issued to shareholders electing to receive payments of distributions in Fund shares	44,605	122,185
Redemptions	(292,239)	(616,056)
Exchange to Class A shares	(175,159)	(785,695)

Net decrease	(399,785)	(1,239,084)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	6,262,877	4,825,970
Issued to shareholders electing to receive payments of distributions in Fund shares	511,712	1,030,958
Redemptions	(3,115,017)	(6,617,347)

Net increase (decrease)	3,659,572	(760,419)

14

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	112,646,884	62,716,183
Issued to shareholders electing to receive payments of distributions in Fund shares	2,425,648	1,889,478
Redemptions	(26,285,560)	(25,964,918)

Net increase	88,786,972	38,640,743

15

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 82.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.2%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$6,989	$7,374,681
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	1,775	1,870,406
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,489,288
Orbital ATK, Inc., 5.50%, 10/1/23(1)	555	585,525
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,141,946
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,002,062
TransDigm, Inc., 6.50%, 5/15/25	250	252,188
TransDigm, Inc., 7.50%, 7/15/21	490	513,214

		$20,229,310

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$1,288,050

		$1,288,050

Automotive & Auto Parts — 0.9%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$679,040
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	1,800	1,624,500
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	1,285	1,304,326
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	348,020
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	332,496
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,502,423
Navistar International Corp., 8.25%, 11/1/21	1,160	835,200
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	4,111	4,493,744
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	1,700	1,755,250
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,336,000
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	791,159
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	686,812

		$15,688,970

Banks & Thrifts — 0.8%
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,227,851
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,873,531
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,482,750
CIT Group, Inc., 5.25%, 3/15/18	605	625,419
CIT Group, Inc., 5.375%, 5/15/20	230	241,787
CIT Group, Inc., 5.50%, 2/15/19(1)	1,465	1,536,785
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24, 1/29/49(3)	3,340	3,699,384

		$13,687,507

Security	Principal Amount (000’s omitted)	Value

Broadcasting — 1.6%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,170,313
AMC Networks, Inc., 5.00%, 4/1/24	3,300	3,312,375
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,074,375
Netflix, Inc., 5.50%, 2/15/22	3,165	3,323,250
Netflix, Inc., 5.875%, 2/15/25	4,540	4,789,700
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	692,431
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,165,240
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,506,344
Tribune Media Co., 5.875%, 7/15/22(1)	4,675	4,651,625

		$27,685,653

Building Materials — 2.2%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,030,000
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	4,249	4,493,317
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,330,300
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,717,613
HD Supply, Inc., 5.75%, 4/15/24(1)	1,650	1,734,563
HD Supply, Inc., 7.50%, 7/15/20	4,070	4,329,462
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,589,288
Nortek, Inc., 8.50%, 4/15/21	2,290	2,393,050
Ply Gem Industries, Inc., 6.50%, 2/1/22	2,230	2,190,975
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,805,300
Standard Industries, Inc., 5.125%, 2/15/21(1)	1,470	1,536,150
Standard Industries, Inc., 5.375%, 11/15/24(1)	2,905	3,042,987
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,085,419
Standard Industries, Inc., 6.00%, 10/15/25(1)	2,710	2,933,575
USG Corp., 5.50%, 3/1/25(1)	345	366,563
USG Corp., 5.875%, 11/1/21(1)	880	930,714

		$37,509,276

Cable / Satellite TV — 6.4%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,516,114
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,265	1,227,050
Altice Luxembourg SA, 7.75%, 5/15/22(1)	2,660	2,663,325
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	994,056
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,257,562
Cable One, Inc., 5.75%, 6/15/22(1)	1,045	1,076,350
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,543,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,240,775
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,956,194

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Cable / Satellite TV (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	$3,000	$3,067,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,113,013
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	7,860	8,253,000
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	710	722,654
CCOH Safari, LLC, 5.75%, 2/15/26(1)	2,725	2,820,375
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	7,720	7,951,600
CSC Holdings, LLC, 5.25%, 6/1/24	385	351,313
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,192,562
CSC Holdings, LLC, 7.625%, 7/15/18	1,620	1,757,700
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,134,750
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,452,125
DISH DBS Corp., 5.875%, 11/15/24	1,440	1,357,200
DISH DBS Corp., 6.75%, 6/1/21	5,550	5,731,540
Neptune Finco Corp., 10.125%, 1/15/23(1)	3,950	4,345,000
Neptune Finco Corp., 10.875%, 10/15/25(1)	4,595	5,123,425
Numericable-SFR SA, 4.875%, 5/15/19(1)	1,555	1,613,157
Numericable-SFR SA, 6.00%, 5/15/22(1)	9,035	9,080,627
Numericable-SFR SA, 6.25%, 5/15/24(1)	585	568,181
Numericable-SFR SA, 7.375%, 5/1/26(1)	5,010	5,091,412
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	967,725
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,464,800
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,053	1,112,231
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,688	1,790,859
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,951,713
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,318,400
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,636,100
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,363,200
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,617,019
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,217,344

		$109,641,451

Capital Goods — 1.1%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,045	$1,692,237
Anixter, Inc., 5.50%, 3/1/23(1)	2,335	2,396,294
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	1,948,181
HRG Group, Inc., 7.875%, 7/15/19	6,550	6,926,625
Manitowoc Foodservice, Inc., 9.50%, 2/15/24(1)	4,630	5,139,300

		$18,102,637

Security	Principal Amount (000’s omitted)	Value

Chemicals — 1.1%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$2,994,500
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,745	3,707,550
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	3,155	2,792,175
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	945	945,000
PQ Corp., 6.75%, 11/15/22(1)(4)	900	929,250
Tronox Finance, LLC, 6.375%, 8/15/20	4,665	3,991,491
Tronox Finance, LLC, 7.50%, 3/15/22(1)	950	793,250
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,270	2,382,365
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	557,156

		$19,092,737

Consumer Products — 3.4%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$11,685	$11,826,704
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,065,500
Central Garden & Pet Co., 6.125%, 11/15/23	6,300	6,646,500
NBTY, Inc., 7.625%, 5/15/21(1)(4)	9,525	9,763,125
NBTY, Inc., 9.00%, 10/1/18	1,900	1,942,214
Prestige Brands, Inc., 6.375%, 3/1/24(1)	5,706	6,019,830
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,423,012
Revlon Consumer Products Corp., 5.75%, 2/15/21	1,495	1,526,769
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	925	982,813
Serta Simmons Holdings, LLC, 8.125%, 10/1/20(1)	1,535	1,621,344
Spectrum Brands, Inc., 5.75%, 7/15/25	3,285	3,500,660
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,174,125
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,910	1,995,950
Tempur Sealy International, Inc., 6.875%, 12/15/20	3,305	3,499,169
Vista Outdoor, Inc., 5.875%, 10/1/23(1)	3,365	3,550,075

		$57,537,790

Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.634%, 12/15/19(1)(5)	$1,105	$1,118,674
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)(4)	3,625	3,625,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	380,188
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	808,550
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	600	604,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	493,721
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)(4)	5,415	5,415,000

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
Ball Corp., 4.375%, 12/15/20	$3,405	$3,547,584
Berry Plastics Corp., 6.00%, 10/15/22(1)	1,770	1,858,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	5,475	5,469,454
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,985	4,293,837
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,073,978
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	1,855	1,927,221
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	2,765	2,875,600
Reynolds Group Holdings, Inc., 8.50%, 5/15/18	1,810	1,814,435
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	5,345	5,532,075

		$40,838,317

Diversified Financial Services — 1.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$375	$388,594
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	1,035	1,084,163
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	795	827,794
Aircastle, Ltd., 5.00%, 4/1/23	1,310	1,337,065
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	4,830	4,968,862
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	725,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,985	1,989,962
International Lease Finance Corp., 4.625%, 4/15/21	895	929,681
International Lease Finance Corp., 6.25%, 5/15/19	975	1,060,313
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,854,525
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,202,956
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,298,265
Navient Corp., 4.875%, 6/17/19	40	38,420
Navient Corp., 5.50%, 1/15/19	2,490	2,474,437
Navient Corp., 5.875%, 10/25/24	1,290	1,135,200
Navient Corp., 7.25%, 1/25/22	45	44,269
Navient Corp., 8.00%, 3/25/20	6,065	6,322,762
Quicken Loans, Inc., 5.75%, 5/1/25(1)	1,290	1,219,050

		$29,901,318

Diversified Media — 1.2%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,067,625
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,146,250

Security	Principal Amount (000’s omitted)	Value

Diversified Media (continued)
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$445	$391,600
IAC/InterActiveCorp, 4.875%, 11/30/18	1,747	1,805,961
Lamar Media Corp., 5.75%, 2/1/26(1)	745	789,700
MDC Partners, Inc., 6.50%, 5/1/24(1)	12,220	12,708,800
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,278,788

		$20,188,724

Energy — 10.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$3,150	$3,269,038
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,835	5,131,144
AmeriGas Partners, L.P./AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,294,650
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,026,312
Antero Resources Corp., 5.625%, 6/1/23	1,295	1,262,625
Antero Resources Corp., 6.00%, 12/1/20	425	428,056
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	765	680,850
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	2,155	856,613
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	1,240	1,168,700
Concho Resources, Inc., 5.50%, 4/1/23	5,045	5,095,450
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,400,300
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,651,372
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,496,675
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	3,495	3,582,375
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,052,700
Denbury Resources, Inc., 5.50%, 5/1/22	715	468,325
Diamondback Energy, Inc., 7.625%, 10/1/21	5,500	5,891,875
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	5,745	5,543,925
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,024,650
Energy Transfer Equity L.P., 5.875%, 1/15/24	6,390	6,006,600
Energy Transfer Equity L.P., 7.50%, 10/15/20	1,780	1,802,250
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	1,228,500
Gulfport Energy Corp., 6.625%, 5/1/23	3,315	3,232,125
Gulfport Energy Corp., 7.75%, 11/1/20	4,710	4,780,650
Harvest Operations Corp., 6.875%, 10/1/17	800	687,000
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	575	580,750

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Matador Resources Co., 6.875%, 4/15/23	$3,970	$4,009,700
Memorial Resource Development Corp., 5.875%, 7/1/22	11,832	10,826,280
Newfield Exploration Co., 5.375%, 1/1/26	1,430	1,422,850
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,531,931
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,451,000
Noble Energy, Inc., 5.625%, 5/1/21	795	817,841
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	1,890	1,474,200
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	2,350	2,479,250
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23(1)	4,515	4,407,769
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,647,012
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,086,175
Precision Drilling Corp., 6.625%, 11/15/20	1,000	896,250
Rice Energy, Inc., 7.25%, 5/1/23	2,260	2,293,900
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,166,750
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,445	4,439,444
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	3,040	2,986,800
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	8,785	8,598,319
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	2,345	2,280,513
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,367,350
Sabine Pass LNG, L.P., 7.50%, 11/30/16	7,495	7,673,006
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	10,665	10,558,350
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,440,150
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	85,975
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	420,250
SM Energy Co., 5.625%, 6/1/25	1,010	853,450
SM Energy Co., 6.125%, 11/15/22	3,120	2,839,200
SM Energy Co., 6.50%, 11/15/21	1,895	1,771,825
SM Energy Co., 6.50%, 1/1/23	2,820	2,594,400
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	2,315	2,359,853
Tesoro Corp., 5.375%, 10/1/22	1,970	1,982,313
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	640	656,000
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,575,900
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	329,625
Williams Cos., Inc. (The), 3.70%, 1/15/23	2,860	2,416,099
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23	1,995	1,832,920
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	900	817,703

		$181,033,863

Security	Principal Amount (000’s omitted)	Value

Entertainment / Film — 0.1%
Regal Entertainment Group, 5.75%, 3/15/22	$1,065	$1,114,256

		$1,114,256

Environmental — 0.9%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$4,145	$4,336,706
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,194,750
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,696,450
Covanta Holding Corp., 6.375%, 10/1/22	1,950	2,018,250
Covanta Holding Corp., 7.25%, 12/1/20	2,660	2,766,400
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,443,300

		$15,455,856

Food & Drug Retail — 1.2%
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	$4,235	$4,182,062
New Albertsons, Inc., 8.00%, 5/1/31	2,335	2,340,838
Rite Aid Corp., 6.125%, 4/1/23(1)	6,815	7,321,866
Safeway, Inc., 7.25%, 2/1/31	3,545	3,482,962
Safeway, Inc., 7.45%, 9/15/27	3,054	2,985,285

		$20,313,013

Food / Beverage / Tobacco — 1.5%
Constellation Brands, Inc., 4.25%, 5/1/23	$2,940	$3,087,000
Constellation Brands, Inc., 6.00%, 5/1/22	565	645,513
Dean Foods Co., 6.50%, 3/15/23(1)	8,200	8,630,500
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	1,055	1,078,738
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24(1)	1,075	1,142,187
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,288,281
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	609,365
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,053,900
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,044,575
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,878,844
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	988,466

		$25,447,369

Gaming — 2.7%
Boyd Gaming Corp., 6.375%, 4/1/26(1)	$1,310	$1,346,025
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	1,355,864
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	861,000
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,618,200

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$3,550	$3,705,313
International Game Technology PLC, 6.50%, 2/15/25(1)	720	730,800
MGM Growth Properties Operating Partnerhsip, L.P./MGP Escrow Co-Issuer, Inc., 5.625%, 5/1/24(1)	2,505	2,613,028
MGM Resorts International, 6.00%, 3/15/23	4,590	4,779,337
MGM Resorts International, 6.625%, 12/15/21	2,840	3,038,800
MGM Resorts International, 7.75%, 3/15/22	3,900	4,372,875
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,829	1,851,070
Scientific Games International, Inc., 7.00%, 1/1/22(1)	4,270	4,360,737
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,116,168
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,653,310
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	4,370	4,409,330
SugarHouse HSP Gaming Property, L.P./SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	3,780	3,723,300
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(6)	3,605	1,856,575

		$45,391,732

Health Care — 11.1%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,025	$1,053,188
Acadia Healthcare Co., Inc., 6.50%, 3/1/24(1)	1,790	1,892,925
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	2,050	1,978,250
Alere, Inc., 6.375%, 7/1/23(1)	4,860	4,969,350
Alere, Inc., 6.50%, 6/15/20	1,910	1,895,675
Alere, Inc., 7.25%, 7/1/18	515	526,909
AmSurg Corp., 5.625%, 11/30/20	2,035	2,096,050
AmSurg Corp., 5.625%, 7/15/22	2,325	2,394,750
Capsugel SA, 7.00%, 5/15/19(1)(2)	607	611,553
Centene Corp., 4.75%, 5/15/22	885	915,975
Centene Corp., 5.625%, 2/15/21(1)	2,250	2,368,125
Centene Corp., 6.125%, 2/15/24(1)	2,250	2,368,125
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,344,875
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	3,775	3,451,766
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	4,185	4,059,450
Concordia Healthcare Corp., 9.50%, 10/21/22(1)	7,680	7,828,800
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	5,755	5,812,550
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,795	3,889,875
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	1,590	1,399,200
Endo Finance, LLC/Endo Finco, Inc., 7.75%, 1/15/22(1)	185	191,475
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 7/15/23(1)	2,690	2,629,475
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 2/1/25(1)	1,610	1,545,600

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
ExamWorks Group, Inc., 5.625%, 4/15/23	$1,535	$1,652,044
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,649,675
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,392,300
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	4,160	4,305,600
HCA, Inc., 5.25%, 6/15/26	4,595	4,784,544
HCA, Inc., 5.875%, 2/15/26	12,010	12,490,400
HCA, Inc., 6.50%, 2/15/20	505	560,550
HCA, Inc., 7.50%, 2/15/22	1,530	1,740,375
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,124,245
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	1,285	1,336,400
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,427,075
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	3,480	3,184,200
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,757,025
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	10,365	10,795,147
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	950	1,029,563
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,830	7,952,539
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,228,800
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	1,280	1,158,400
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	4,790	4,502,600
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,645	1,710,800
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	11,555	12,094,156
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	1,630,181
PRA Holdings, Inc., 9.50%, 10/1/23(1)	3,666	4,050,930
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	4,310	4,374,650
TeamHealth, Inc., 7.25%, 12/15/23(1)	5,925	6,306,422
Teleflex, Inc., 5.25%, 6/15/24	845	883,025
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,719,975
Tenet Healthcare Corp., 6.75%, 6/15/23	4,845	4,826,831
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,155,163
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	5,375	4,545,234
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	3,900	3,246,750
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	5,827,444
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,407,600
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,210,862
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,378,550

		$189,663,996

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Homebuilders / Real Estate — 0.7%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$5,260	$5,213,975
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	2,855	2,983,475
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,873,950
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,590,650

		$12,662,050

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,451,357
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	2,580	2,605,800
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,326,762

		$7,383,919

Insurance — 0.8%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$1,840	$1,720,400
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,625,425
USI, Inc., 7.75%, 1/15/21(1)	4,745	4,762,794
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	2,790	2,783,025

		$12,891,644

Leisure — 0.6%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,710	$2,767,587
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,063,475
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	535	538,314
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,470,175
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,465,100
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	2,938,950

		$10,243,601

Metals / Mining — 1.1%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,441,000
Freeport-McMoRan, Inc., 3.875%, 3/15/23	850	714,000
Freeport-McMoRan, Inc., 4.55%, 11/14/24	2,525	2,136,781
IAMGOLD Corp., 6.75%, 10/1/20(1)	1,375	1,116,500
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	850,850
New Gold, Inc., 6.25%, 11/15/22(1)	5,809	5,373,325
Novelis, Inc., 8.375%, 12/15/17	1,025	1,045,500
SunCoke Energy, Inc., 7.625%, 8/1/19	89	85,663
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	2,445	1,882,650

Security	Principal Amount (000’s omitted)	Value

Metals / Mining (continued)
Teck Resources, Ltd., 2.50%, 2/1/18	$840	$802,200
Teck Resources, Ltd., 3.00%, 3/1/19	840	777,000

		$18,225,469

Paper — 0.0%(7)
Domtar Corp., 10.75%, 6/1/17	$520	$560,575

		$560,575

Publishing / Printing — 0.7%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)(4)	$5,785	$5,944,088
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	4,645	5,002,637
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,105,950

		$12,052,675

Railroad — 0.4%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$295	$299,425
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	6,180	6,180,000

		$6,479,425

Restaurants — 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$3,680	$3,781,200
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,754,675
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	5,235	5,490,206
Yum! Brands, Inc., 3.75%, 11/1/21	1,955	1,910,035
Yum! Brands, Inc., 3.875%, 11/1/20	855	856,069
Yum! Brands, Inc., 3.875%, 11/1/23	265	252,712
Yum! Brands, Inc., 5.30%, 9/15/19	600	641,250

		$18,686,147

Services — 4.8%
Acosta, Inc., 7.75%, 10/1/22(1)	$7,705	$7,184,912
Aramark Services, Inc., 5.125%, 1/15/24	3,695	3,925,937
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,975	2,625,438
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	3,315	3,448,604
CEB, Inc., 5.625%, 6/15/23(1)	2,045	2,055,225
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	8,870	8,980,875
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,299,188
Hertz Corp. (The), 6.25%, 10/15/22	1,560	1,578,704

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Services (continued)
IHS, Inc., 5.00%, 11/1/22	$2,255	$2,367,750
Laureate Education, Inc., 9.25%, 9/1/19(1)	14,495	13,190,450
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)(4)	5,045	5,259,412
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	6,998,250
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,579,363
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	927,625
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,637,370
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	4,270	4,302,025
TMS International Corp., 7.625%, 10/15/21(1)	2,610	1,840,050
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	1,995,000
United Rentals North America, Inc., 6.125%, 6/15/23	3,105	3,236,963
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,223,135
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,367,438
United Rentals North America, Inc., 8.25%, 2/1/21	92	96,370
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	2,015	1,179,480

		$82,299,564

Steel — 0.2%
ArcelorMittal, 7.25%, 2/25/22	$670	$708,106
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	2,885	2,784,025
Steel Dynamics, Inc., 5.50%, 10/1/24	505	514,469

		$4,006,600

Super Retail — 3.6%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$7,575	$7,764,375
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,535	743,477
Dollar Tree, Inc., 5.25%, 3/1/20(1)	1,880	1,962,250
Dollar Tree, Inc., 5.75%, 3/1/23(1)	4,350	4,659,937
Hot Topic, Inc., 9.25%, 6/15/21(1)	7,480	7,573,500
L Brands, Inc., 6.625%, 4/1/21	3,670	4,185,268
L Brands, Inc., 6.875%, 11/1/35	7,510	8,298,550
L Brands, Inc., 8.50%, 6/15/19	3,620	4,289,700
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,405,325
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,197,227
Party City Holdings, Inc., 6.125%, 8/15/23(1)	4,550	4,778,865
PVH Corp., 7.75%, 11/15/23	3,385	3,943,525
rue21, Inc., 9.00%, 10/15/21(1)	4,235	2,562,175
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	3,405	3,651,863
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	894,625

		$60,910,662

Security	Principal Amount (000’s omitted)	Value

Technology — 6.5%
Avaya, Inc., 9.00%, 4/1/19(1)	$1,380	$883,200
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	4,775	4,894,375
CommScope, Inc., 4.375%, 6/15/20(1)	945	975,713
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,517,250
First Data Corp., 5.00%, 1/15/24(1)	7,945	8,054,244
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,063,000
First Data Corp., 5.75%, 1/15/24(1)	970	988,188
First Data Corp., 6.75%, 11/1/20(1)	390	410,245
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,657,656
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	2,015	2,140,937
Infor (US), Inc., 5.75%, 8/15/20(1)	4,065	4,298,737
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,162,125
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,205	1,868,737
Informatica, LLC, 7.125%, 7/15/23(1)	1,365	1,334,288
Micron Technology, Inc., 5.25%, 8/1/23(1)	955	776,425
Micron Technology, Inc., 5.50%, 2/1/25	1,255	1,004,000
Micron Technology, Inc., 5.625%, 1/15/26(1)	965	772,000
Micron Technology, Inc., 7.50%, 9/15/23(1)	3,335	3,460,062
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,831,950
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,365,844
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,671,500
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	846,256
Plantronics, Inc., 5.50%, 5/31/23(1)	1,210	1,216,050
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	3,665	3,701,650
Seagate HDD Cayman, 4.75%, 1/1/25	5,020	3,827,720
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,557,187
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	2,265	2,378,250
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	2,930	3,032,550
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,405,050
Western Digital Corp., 7.375%, 4/1/23(1)	7,600	7,676,000
Western Digital Corp., 10.50%, 4/1/24(1)	7,600	7,410,000
Zebra Technologies Corp., 7.25%, 10/15/22	8,020	8,722,552

		$110,903,741

Telecommunications — 6.6%
CenturyLink, Inc., 6.75%, 12/1/23	$2,030	$2,007,162
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,437,050
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	515	490,538
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,550,200
Digicel, Ltd., 6.75%, 3/1/23(1)	6,915	6,271,041

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Equinix, Inc., 5.875%, 1/15/26	$3,890	$4,125,812
Frontier Communications Corp., 6.25%, 9/15/21	1,690	1,580,150
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,630,687
Frontier Communications Corp., 7.625%, 4/15/24	285	254,420
Frontier Communications Corp., 10.50%, 9/15/22(1)	2,495	2,582,325
Frontier Communications Corp., 11.00%, 9/15/25(1)	9,800	9,934,750
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,411,135
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	2,020	1,315,525
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	1,710	1,254,713
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	60	42,975
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	6,235	6,468,812
Intelsat Luxembourg S.A., 7.75%, 6/1/21	2,325	790,500
Intelsat Luxembourg S.A., 8.125%, 6/1/23	2,605	866,163
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	2,180	2,218,150
Level 3 Financing, Inc., 5.375%, 1/15/24(1)	1,415	1,446,837
SBA Telecommunications, Inc., 5.75%, 7/15/20	2,270	2,349,450
Sprint Communications, Inc., 6.00%, 11/15/22	255	188,830
Sprint Communications, Inc., 7.00%, 8/15/20	780	651,300
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,294,700
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,177,050
Sprint Corp., 7.25%, 9/15/21	3,550	2,884,375
Sprint Corp., 7.625%, 2/15/25	3,590	2,710,450
Sprint Corp., 7.875%, 9/15/23	12,440	9,765,400
T-Mobile USA, Inc., 6.25%, 4/1/21	895	936,394
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,290,844
T-Mobile USA, Inc., 6.464%, 4/28/19	865	885,544
T-Mobile USA, Inc., 6.50%, 1/15/26	10,135	10,781,106
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,943,819
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,670,850
T-Mobile USA, Inc., 6.731%, 4/28/22	560	592,329
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,003,200
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,565	1,396,762
Windstream Services, LLC, 7.75%, 10/1/21	3,955	3,371,637
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,049,300
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25(1)	2,655	2,774,475

		$113,396,760

Transportation Ex Air / Rail — 0.8%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$460,000
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,478,400
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,195,275
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	8,123,500

		$14,257,175

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.6%
AES Corp. (The), 5.50%, 3/15/24	$790	$803,825
Calpine Corp., 5.375%, 1/15/23	3,505	3,553,194
Calpine Corp., 5.75%, 1/15/25	2,480	2,514,100
Dynegy, Inc., 6.75%, 11/1/19	3,170	3,225,475
Dynegy, Inc., 7.375%, 11/1/22	2,515	2,496,137
Dynegy, Inc., 7.625%, 11/1/24	2,155	2,117,287
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,183,214
NRG Energy, Inc., 8.25%, 9/1/20	4,980	5,179,200
NRG Yield Operating, LLC, 5.375%, 8/15/24	2,655	2,508,975
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	345	302,738
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	2,680	2,318,200

		$27,202,345

Total Corporate Bonds & Notes (identified cost $1,408,504,619)		$1,401,974,177

Senior Floating-Rate Loans — 5.0%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,980	$1,932,975

		$1,932,975

Chemicals — 0.2%
PQ Corporation, Term Loan, Maturing 10/14/22(9)	$2,000	$2,014,584
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	572	565,927

		$2,580,511

Consumer Products — 0.1%
NBTY, Inc., Term Loan, Maturing 4/26/23(9)	$2,135	$2,144,341

		$2,144,341

Diversified Media — 0.1%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,804	$1,788,934

		$1,788,934

Energy — 0.1%
Ascent Resources - Utica, LLC, Term Loan - Second Lien, 15.628%, Maturing 7/1/19(2)	$801	$192,248
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	1,333	1,066,667

		$1,258,915

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Entertainment / Film — 0.1%
AMC Entertainment, Inc., Term Loan, 4.00%, Maturing 12/15/22	$1,990	$2,001,817

		$2,001,817

Food & Drug Retail — 0.7%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$11,554	$11,609,015

		$11,609,015

Health Care — 0.1%
Vizient, Inc., Term Loan, 6.25%, Maturing 2/13/23	$1,015	$1,024,727

		$1,024,727

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,445	$1,451,176

		$1,451,176

Metals / Mining — 0.5%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$7,473	$7,072,197
JMC Steel Group, Inc., Term Loan, 4.75%, Maturing 4/1/17	2,000	1,998,750

		$9,070,947

Publishing / Printing — 0.2%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$2,538	$2,527,510
McGraw-Hill Global Education Holdings, LLC, Term Loan, 6.25%, Maturing 3/22/19	1,570	1,572,387

		$4,099,897

Services — 0.8%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$7,650	$7,248,375
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	3,821	3,833,936
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,130,009

		$13,212,320

Super Retail — 0.7%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$3,920	$3,836,700
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	5,414	4,913,205

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Super Retail (continued)
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	$1,584	$1,580,850
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,730	2,165,799

		$12,496,554

Telecommunications — 0.8%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$1,470	$1,468,472
Asurion, LLC, Term Loan, 5.00%, Maturing 8/4/22	5,000	4,972,500
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	7,700	7,437,722

		$13,878,694

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$439,167
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	569	499,630
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	98	86,143
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	785	689,145

		$1,714,085

Utilities — 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 12/19/16	$3,500	$3,501,528
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	959	959,206

		$4,460,734

Total Senior Floating-Rate Loans (identified cost $86,150,382)		$84,725,642

Convertible Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.7%
Hologic, Inc., 0.00%, 12/15/43	$3,177	$3,925,581
NuVasive, Inc., 2.25%, 3/15/21(1)	2,500	2,826,562
NuVasive, Inc., 2.75%, 7/1/17	4,440	5,916,300

		$12,668,443

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.5%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$3,980	$3,621,800
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,297,031

		$7,918,831

Total Convertible Bonds (identified cost $18,433,008)		$20,587,274

Commercial Mortgage-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust
Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(10)	$2,065	$2,077,498
Motel 6 Trust
Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	6,855	6,775,664

Total Commercial Mortgage-Backed Securities (identified cost $8,826,266)		$8,853,162

Common Stocks — 1.8%

Security	Shares	Value

Building Materials — 0.1%
Panolam Holdings Co.(11)(12)(13)	3,117	$2,711,883

		$2,711,883

Consumer Products — 0.0%(7)
HF Holdings, Inc.(11)(12)(13)	13,600	$229,840

		$229,840

Energy — 0.6%
Ascent CNR Corp., Class A(11)(12)(13)	4,930,991	$49,310
Holly Energy Partners, L.P.	90,000	3,079,800
Seven Generations Energy, Ltd.(13)	410,000	7,221,647

		$10,350,757

Food / Beverage / Tobacco — 0.2%
Constellation Brands, Inc., Class A	25,993	$4,056,468

		$4,056,468

Security	Shares	Value

Gaming — 0.0%(7)
New Cotai Participation Corp., Class B(11)(12)(13)	7	$101,941

		$101,941

Health Care — 0.5%
Envision Healthcare Holdings, Inc.(13)	150,000	$3,394,500
Hologic, Inc.(13)	105,000	3,526,950
Team Health Holdings, Inc.(13)	25,000	1,045,750

		$7,967,200

Homebuilders / Real Estate — 0.1%
TRI Pointe Group, Inc.(13)	80,000	$928,000

		$928,000

Services — 0.1%
ServiceMaster Global Holdings, Inc.(13)	25,000	$958,000

		$958,000

Super Retail — 0.2%
L Brands, Inc.	52,500	$4,110,225

		$4,110,225

Total Common Stocks (identified cost $25,589,405)		$31,414,314

Convertible Preferred Stocks — 0.4%

Security	Shares	Value

Health Care — 0.4%
Alere, Inc., 3.00%	18,630	$5,882,422

		$5,882,422

Total Convertible Preferred Stocks (identified cost $4,865,365)		$5,882,422

Exchange-Traded Funds — 0.8%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	160,634	$13,469,161

		$13,469,161

Total Exchange-Traded Funds (identified cost $13,025,686)		$13,469,161

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.8%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%(7)
Adelphia, Inc., Escrow Certificate(13)	3,555,000	$26,663
Adelphia, Inc., Escrow Certificate(13)	7,585,000	56,887

		$83,550

Energy — 0.0%
SemGroup Corp., Escrow Certificate(11)(13)	6,330,000	$0

		$0

Gaming — 0.8%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(13)	$1,190,644	$595
PGP Investors, LLC, Membership Interests(11)(12)	25,714	11,689,198
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(11)(12)(13)	5,410	2,434,500

		$14,124,293

Utilities — 0.0%(7)
EME Reorganization Trust	2,640,437	$14,522

		$14,522

Total Miscellaneous (identified cost $9,451,809)		$14,222,365

Warrants — 0.0%

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(11)	1,610	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 8.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(14)	$142,273	$142,273,077

Total Short-Term Investments (identified cost $142,273,077)		$142,273,077

Total Investments — 101.1% (identified cost $1,717,119,617)		$1,723,401,594

Other Assets, Less Liabilities — (1.1)%		$(18,154,392)

Net Assets — 100.0%		$1,705,247,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $786,575,265 or 46.1% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued/delayed delivery security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(6)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after April 30, 2016, at which time the interest rate will be determined.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Restricted security (see Note 5).

(13)	Non-income producing security.
(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,208,497	CAD	9,040,500	State Street Bank and Trust Company	7/29/16	$3,131	$—

						$3,131	$—

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Credit Suisse International	Ford Motor Co.	Baa2/BBB	$1,000	5.00	%(1)	12/20/16	$36,387	$(257)	$36,130
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	26,977	(3,768)	23,209
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	26,977	(6,743)	20,234
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	2,100	5.00	(1)	12/20/16	76,415	(13,562)	62,853
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	1,100	5.00	(1)	9/20/16	26,977	(4,363)	22,614
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	2,100	5.00	(1)	12/20/16	76,415	(10,047)	66,368

Total			$8,500				$270,148	$(38,740)	$231,408

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	–	Debtor In Possession

Currency Abbreviations:

CAD	–	Canadian Dollar
USD	–	United States Dollar

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $1,574,846,540)	$1,581,128,517
Affiliated investment, at value (identified cost, $142,273,077)	142,273,077
Cash	207,243
Restricted cash*	330,000
Foreign currency, at value (identified cost, $66)	65
Interest and dividends receivable	25,034,763
Interest receivable from affiliated investment	73,717
Receivable for investments sold	18,473,236
Receivable for open forward foreign currency exchange contracts	3,131
Receivable for open swap contracts	231,408
Premium paid on open swap contracts	38,740
Other assets	98,624
Total assets	$1,767,892,521

Liabilities
Cash collateral due to brokers	$330,000
Payable for investments purchased	31,198,211
Payable for when-issued/delayed delivery securities	30,373,266
Payable to affiliates:
Investment adviser fee	578,657
Trustees’ fees	5,667
Accrued expenses	159,518
Total liabilities	$62,645,319
Net Assets applicable to investors’ interest in Portfolio	$1,705,247,202

Sources of Net Assets
Investors’ capital	$1,698,730,687
Net unrealized appreciation	6,516,515
Total	$1,705,247,202

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$40,636,847
Dividends	1,033,477
Interest allocated from affiliated investment	293,994
Expenses allocated from affiliated investment	(11,461)
Total investment income	$41,952,857

Expenses
Investment adviser fee	$3,101,123
Trustees’ fees and expenses	34,189
Custodian fee	150,612
Legal and accounting services	65,917
Miscellaneous	25,171
Total expenses	$3,377,012

Net investment income	$38,575,845

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(13,505,301)
Investment transactions allocated from affiliated investment	677
Swap contracts	394,005
Foreign currency and forward foreign currency exchange contract transactions	(283,192)
Net realized loss	$(13,393,811)
Change in unrealized appreciation (depreciation) —
Investments	$16,703,594
Swap contracts	(397,540)
Foreign currency and forward foreign currency exchange contracts	68,866
Net change in unrealized appreciation (depreciation)	$16,374,920

Net realized and unrealized gain	$2,981,109

Net increase in net assets from operations	$41,556,954

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$38,575,845	$62,510,202
Net realized loss from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(13,393,811)	(6,218,332)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	16,374,920	(50,061,419)
Net increase in net assets from operations	$41,556,954	$6,230,451
Capital transactions —
Contributions	$561,021,434	$475,321,220
Withdrawals	(185,468,299)	(233,178,153)
Net increase in net assets from capital transactions	$375,553,135	$242,143,067

Net increase in net assets	$417,110,089	$248,373,518

Net Assets
At beginning of period	$1,288,137,113	$1,039,763,595
At end of period	$1,705,247,202	$1,288,137,113

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)	0.52%	0.52%	0.54%	0.56%	0.60%
Net investment income	5.70	%(2)	5.58%	5.72%	6.34%	7.06%	7.67%
Portfolio Turnover	11	%(3)	38%	44%	62%	76%	78%

Total Return	2.25	%(3)	0.82%	6.88%	10.46%	13.20%	5.90%

Net assets, end of period (000’s omitted)	$1,705,247		$1,288,137	$1,039,764	$1,008,382	$947,318	$866,997

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 74.4%, 13.5%, 11.0% and 1.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

32

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

33

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $3,101,123 or 0.46% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

34

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $571,709,981 and $141,985,619, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,708,332,839

Gross unrealized appreciation	$63,348,118
Gross unrealized depreciation	(48,279,363)

Net unrealized appreciation	$15,068,755

5  Restricted Securities

At April 30, 2016, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16	4,930,991	$0	$49,310
HF Holdings, Inc.	10/27/09	13,600	730,450	229,840
New Cotai Participation Corp., Class B	4/12/13	7	216,125	101,941
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,711,883

Total Common Stocks			$2,659,367	$3,092,974

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$11,689,198
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	2,434,500

Total Miscellaneous			$8,963,425	$14,123,698

Total Restricted Securities			$11,622,792	$17,216,672

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

35

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swap contracts) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$270,148	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	3,131	(2)	—

Total		$273,279		$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid on open swap contracts.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

36

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Credit Suisse International	$36,387	$—	$—	$—	$36,387
Deutsche Bank AG	130,369	—	—	(130,369)	—
Goldman Sachs International	103,392	—	—	(103,392)	—
State Street Bank and Trust Company	3,131	—	—	—	3,131

	$273,279	$—	$—	$(233,761)	$39,518

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$394,005	$(397,540)
Foreign Exchange	Forward foreign currency exchange contracts	(278,641)	65,789

Total		$115,364	$(331,751)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$8,941,000	$12,786,000

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

37

High Income Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$1,401,974,177	$—	$1,401,974,177
Senior Floating-Rate Loans	—	84,725,642	—	84,725,642
Convertible Bonds	—	20,587,274	—	20,587,274
Commercial Mortgage-Backed Securities	—	8,853,162	—	8,853,162
Common Stocks	28,321,340	—	3,092,974	31,414,314
Convertible Preferred Stocks	—	5,882,422	—	5,882,422
Exchange-Traded Funds	13,469,161	—	—	13,469,161
Miscellaneous	14,522	84,145	14,123,698	14,222,365
Warrants	—	—	0	0
Short-Term Investments	—	142,273,077	—	142,273,077

Total Investments	$41,805,023	$1,664,379,899	$17,216,672	$1,723,401,594

Forward Foreign Currency Exchange Contracts	$—	$3,131	$—	$3,131
Swap Contracts	—	270,148	—	270,148

Total	$41,805,023	$1,664,653,178	$17,216,672	$1,723,674,873

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

38

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

39

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

40

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

41

Eaton Vance

High Income Opportunities Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713 4.30.16

Eaton Vance

Multi-Strategy Absolute

Return Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Multi-Strategy Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Performance1,2

Portfolio Managers Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/2004	12/07/2004	1.78%	0.40%	0.73%	2.79%
Class A with 4.75% Maximum Sales Charge	—	—	–3.10	–4.41	–0.24	2.29
Class B at NAV	12/07/2004	12/07/2004	1.39	–0.26	–0.02	2.03
Class B with 5% Maximum Sales Charge	—	—	–3.61	–5.21	–0.39	2.03
Class C at NAV	12/07/2004	12/07/2004	1.52	–0.24	–0.01	2.04
Class C with 1% Maximum Sales Charge	—	—	0.52	–1.23	–0.01	2.04
Class I at NAV	10/01/2009	12/07/2004	2.03	0.77	1.00	2.97
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.14%	0.15%	0.08%	1.11%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.24%	1.99%	1.99%	0.99%

Fund Profile4

Portfolio Allocation (% of net assets)

Fund Weightings (% of net assets)5

Absolute Return Strategies	23.6%
Total Return Swaps (Risk Premia)*	8.6
Global Macro Absolute Return Advantage Portfolio	7.2
Parametric International Market Neutral Strategy	3.4
Parametric Emerging Markets Neutral Strategy	2.6
Option Absolute Return Strategy*	1.8

Income Strategies	45.2%
Eaton Vance Floating Rate Portfolio	17.0
CMBS Portfolio	15.3
CMBS*	6.6
Short-Term U.S. Government Portfolio	2.5
U.S. Treasury Obligations*	2.2
ABS*	1.6

Other	9.7%
U.S. Treasury Futures*	7.0
Gold ETFs*	2.7

Cash & Cash Equivalents*	36.7%

*	Held in MSAR Completion Portfolio

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]	Economic value is shown for derivative holdings and, thus, total will not add to 100%. If applicable, CMBS refers to commercial mortgage-backed securities. ABS refers to asset-backed securities.

Fund profile subject to change due to active management.

3

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,017.80	$6.27	1.25%
Class B	$1,000.00	$1,013.90	$10.01	2.00%
Class C	$1,000.00	$1,015.20	$10.02	2.00%
Class I	$1,000.00	$1,020.30	$5.02	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.27	1.25%
Class B	$1,000.00	$1,014.90	$10.02	2.00%
Class C	$1,000.00	$1,014.90	$10.02	2.00%
Class I	$1,000.00	$1,019.90	$5.02	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets

CMBS Portfolio (identified cost, $20,354,899)		$20,298,099	15.3%
Eaton Vance Floating Rate Portfolio (identified cost, $25,609,953)		22,530,736	17.0
Global Macro Absolute Return Advantage Portfolio (identified cost, $9,140,402)		9,555,846	7.2
MSAR Completion Portfolio (identified cost, $65,566,741)		65,142,113	49.2
Short-Term U.S. Government Portfolio (identified cost, $3,511,693)		3,238,855	2.5

Total Investments in Affiliated Portfolios (identified cost $124,183,688)		$120,765,649	91.2%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Parametric Emerging Markets Fund, Class R6	267,063	$3,405,059	2.6%
Parametric International Equity Fund, Class R6	395,261	4,561,312	3.4

Total Investments in Affiliated Investment Funds (identified cost $7,623,977)		$7,966,371	6.0%

Total Investments (identified cost $131,807,665)		$128,732,020	97.2%

Other Assets, Less Liabilities		$3,667,437	2.8%

Net Assets		$132,399,457	100.0%

5	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Affiliated investments, at value (identified cost, $131,807,665)	$128,732,020
Receivable for Fund shares sold	3,921,265
Total assets	$132,653,285

Liabilities
Payable for Fund shares redeemed	$148,141
Payable to affiliates:
Distribution and service fees	37,394
Trustees’ fees	43
Accrued expenses	68,250
Total liabilities	$253,828
Net Assets	$132,399,457

Sources of Net Assets
Paid-in capital	$195,565,022
Accumulated net realized loss	(59,139,783)
Accumulated distributions in excess of net investment income	(950,137)
Net unrealized depreciation	(3,075,645)
Total	$132,399,457

Class A Shares
Net Assets	$80,063,840
Shares Outstanding	9,275,382
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.63
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.06

Class B Shares
Net Assets	$1,690,415
Shares Outstanding	195,872
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.63

Class C Shares
Net Assets	$24,851,598
Shares Outstanding	2,880,882
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.63

Class I Shares
Net Assets	$25,793,604
Shares Outstanding	2,989,090
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.63

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends from Affiliated Investment Funds	$115,977
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $2,373)	1,297,203
Dividends allocated from affiliated Portfolios (net of foreign taxes, $224)	1,035
Expenses, excluding interest expense, allocated from affiliated Portfolios	(543,957)
Interest expense allocated from affiliated Portfolios	(1,515)
Total investment income	$868,743

Expenses
Distribution and service fees
Class A	$96,330
Class B	9,412
Class C	129,908
Trustees’ fees and expenses	251
Custodian fee	11,672
Transfer and dividend disbursing agent fees	39,004
Legal and accounting services	24,718
Printing and postage	23,309
Registration fees	29,779
Miscellaneous	6,556
Total expenses	$370,939

Net investment income	$497,804

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Capital gain distributions received from Affiliated Investment Funds	$1,580
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	(533,873)
Written options and swaptions	112,803
Securities sold short	(2,452)
Futures contracts	613,456
Swap contracts	754,301
Forward commodity contracts	7,396
Foreign currency and forward foreign currency exchange contract transactions	51,885
Non-deliverable bond forward contracts	590
Net realized gain	$1,005,686
Change in unrealized appreciation (depreciation) —
Investments — Affiliated Investment Funds	$59,640
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net increase in accrued foreign capital gains taxes of $2,201)	1,233,975
Written options and swaptions	72,242
Securities sold short	(751)
Futures contracts	(7,997)
Swap contracts	(342,763)
Forward commodity contracts	(15,992)
Foreign currency and forward foreign currency exchange contracts	(253,268)
Non-deliverable bond forward contracts	4,109
Net change in unrealized appreciation (depreciation)	$749,195

Net realized and unrealized gain	$1,754,881

Net increase in net assets from operations	$2,252,685

7	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$497,804	$2,076,509
Net realized gain from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	1,005,686	3,600,013
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	749,195	(4,809,495)
Net increase in net assets from operations	$2,252,685	$867,027
Distributions to shareholders —
From net investment income
Class A	$(554,441)	$(1,336,485)
Class B	(6,063)	(30,645)
Class C	(87,489)	(318,099)
Class I	(256,279)	(861,033)
Tax return of capital
Class A	—	(503,828)
Class B	—	(10,739)
Class C	—	(116,346)
Class I	—	(320,811)
Total distributions to shareholders	$(904,272)	$(3,497,986)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,707,620	$10,090,720
Class B	11,942	63,335
Class C	770,359	1,065,438
Class I	4,301,619	13,921,292
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	532,676	1,415,962
Class B	4,615	33,592
Class C	80,001	395,947
Class I	184,551	799,966
Cost of shares redeemed
Class A	(12,289,529)	(37,201,692)
Class B	(221,719)	(891,364)
Class C	(4,703,635)	(9,910,142)
Class I	(19,812,277)	(40,426,389)
Net asset value of shares exchanged
Class A	270,744	1,241,396
Class B	(270,744)	(1,241,396)
Net decrease in net assets from Fund share transactions	$(19,433,777)	$(60,643,335)

Net decrease in net assets	$(18,085,364)	$(63,274,294)

Net Assets
At beginning of period	$150,484,821	$213,759,115
At end of period	$132,399,457	$150,484,821

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(950,137)	$(543,669)

8	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.540		$8.690	$8.770	$9.090	$9.160	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.035		$0.110	$0.178	$0.164	$0.171	$0.172
Net realized and unrealized gain (loss)	0.116		(0.081)	(0.052)	(0.274)	0.007	(0.023)

Total income (loss) from operations	$0.151		$0.029	$0.126	$(0.110)	$0.178	$0.149

Less Distributions
From net investment income	$(0.061)		$(0.129)	$(0.205)	$(0.134)	$(0.188)	$(0.189)
Tax return of capital	—		(0.050)	(0.001)	(0.076)	(0.060)	—

Total distributions	$(0.061)		$(0.179)	$(0.206)	$(0.210)	$(0.248)	$(0.189)

Net asset value — End of period	$8.630		$8.540	$8.690	$8.770	$9.090	$9.160

Total Return(2)	1.78	%(3)	0.32%	1.45%	(1.23)%	1.97%	1.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,064		$79,016	$104,788	$172,036	$338,114	$413,764
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.25	%(7)	1.24%	1.29%	1.33%	1.27%	1.22%
Net investment income	0.83	%(7)	1.27%	2.04%	1.83%	1.88%	1.86%
Portfolio Turnover of the Fund(8)	8	%(3)	42%	68%	20%	68%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, 0.03%, 0.08%, 0.09% and 0.05% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

9	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.540		$8.680	$8.770	$9.080	$9.150	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.003		$0.048	$0.113	$0.097	$0.103	$0.115
Net realized and unrealized gain (loss)	0.115		(0.077)	(0.065)	(0.266)	0.006	(0.045)

Total income (loss) from operations	$0.118		$(0.029)	$0.048	$(0.169)	$0.109	$0.070

Less Distributions
From net investment income	$(0.028)		$(0.081)	$(0.137)	$(0.090)	$(0.136)	$(0.120)
Tax return of capital	—		(0.030)	(0.001)	(0.051)	(0.043)	—

Total distributions	$(0.028)		$(0.111)	$(0.138)	$(0.141)	$(0.179)	$(0.120)

Net asset value — End of period	$8.630		$8.540	$8.680	$8.770	$9.080	$9.150

Total Return(2)	1.39	%(3)	(0.35)%	0.55%	(1.88)%	1.21%	0.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,690		$2,148	$4,223	$8,118	$16,541	$22,469
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	2.00	%(7)	1.99%	2.04%	2.08%	2.02%	1.96%
Net investment income	0.06	%(7)	0.55%	1.30%	1.08%	1.13%	1.25%
Portfolio Turnover of the Fund(8)	8	%(3)	42%	68%	20%	68%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, 0.03%, 0.08%, 0.09% and 0.04% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.530		$8.680	$8.770	$9.090	$9.150	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.003		$0.044	$0.112	$0.097	$0.103	$0.111
Net realized and unrealized gain (loss)	0.126		(0.080)	(0.062)	(0.275)	0.016	(0.041)

Total income (loss) from operations	$0.129		$(0.036)	$0.050	$(0.178)	$0.119	$0.070

Less Distributions
From net investment income	$(0.029)		$(0.083)	$(0.139)	$(0.091)	$(0.136)	$(0.120)
Tax return of capital	—		(0.031)	(0.001)	(0.051)	(0.043)	—

Total distributions	$(0.029)		$(0.114)	$(0.140)	$(0.142)	$(0.179)	$(0.120)

Net asset value — End of period	$8.630		$8.530	$8.680	$8.770	$9.090	$9.150

Total Return(2)	1.52	%(3)	(0.44)%	0.58%	(1.97)%	1.32%	0.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,852		$28,442	$37,384	$54,181	$91,682	$143,809
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	2.00	%(7)	1.99%	2.04%	2.08%	2.02%	1.96%
Net investment income	0.07	%(7)	0.51%	1.28%	1.08%	1.13%	1.20%
Portfolio Turnover of the Fund(8)	8	%(3)	42%	68%	20%	68%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, 0.03%, 0.08%, 0.09% and 0.04% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.530		$8.680	$8.770	$9.090	$9.150	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.046		$0.133	$0.201	$0.188	$0.196	$0.185
Net realized and unrealized gain (loss)	0.125		(0.083)	(0.062)	(0.275)	0.014	(0.023)

Total income (loss) from operations	$0.171		$0.050	$0.139	$(0.087)	$0.210	$0.162

Less Distributions
From net investment income	$(0.071)		$(0.143)	$(0.228)	$(0.149)	$(0.205)	$(0.212)
Tax return of capital	—		(0.057)	(0.001)	(0.084)	(0.065)	—

Total distributions	$(0.071)		$(0.200)	$(0.229)	$(0.233)	$(0.270)	$(0.212)

Net asset value — End of period	$8.630		$8.530	$8.680	$8.770	$9.090	$9.150

Total Return(2)	2.03	%(3)	0.57%	1.60%	(0.97)%	2.33%	1.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,794		$40,880	$67,365	$277,981	$273,464	$188,165
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.00	%(7)	0.99%	1.05%	1.08%	1.01%	0.98%
Net investment income	1.08	%(7)	1.53%	2.30%	2.10%	2.15%	2.00%
Portfolio Turnover of the Fund(8)	8	%(3)	42%	68%	20%	68%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, less than 0.005%, 0.03%, 0.08%, 0.09% and 0.06% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in five portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts and in shares of Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2016 were as follows: CMBS Portfolio (64.9%), Eaton Vance Floating Rate Portfolio (0.2%), Global Macro Absolute Return Advantage Portfolio (0.5%), MSAR Completion Portfolio (98.1%), and Short-Term U.S. Government Portfolio (0.7%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Funds. A copy of each Portfolio’s financial statements and the Affiliated Investment Funds’ financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

13

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investments in the Affiliated Investment Funds are valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments in the Affiliated Investment Funds is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from Affiliated Investment Funds are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

14

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $28,344,567 and deferred capital losses of $24,156,547, which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($15,304,398), October 31, 2017 ($9,100,702) and October 31, 2018 ($3,939,467) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2015, $20,514,196 are short-term and $3,642,351 are long-term.

15

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,221,522

Gross unrealized appreciation	$511,295
Gross unrealized depreciation	(11,000,797)

Net unrealized depreciation	$(10,489,502)

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios and Affiliated Investment Funds) and administering the business affairs of the Fund. EVM does not receive a fee for serving as the Fund’s investment adviser and administrator. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2016, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios amounted to $407,339 or 0.60% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $2,782 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $215 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $117,557 and none, respectively, for the six months ended April 30, 2016.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $96,330 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $7,059 and $97,431 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $2,353 and $32,477 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share repurchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin

16

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $1,000 and $100 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

7  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	7,789,934	4,146,361
Global Macro Absolute Return Advantage Portfolio	295,473	2,247,338
MSAR Completion Portfolio	2,983,162	29,015,892
Short-Term U.S. Government Portfolio	98,295	722,425

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,366,804	1,168,811
Issued to shareholders electing to receive payments of distributions in Fund shares	62,284	163,380
Redemptions	(1,438,479)	(4,285,418)
Exchange from Class B shares	31,703	143,093

Net increase (decrease)	22,312	(2,810,134)

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,386	7,287
Issued to shareholders electing to receive payments of distributions in Fund shares	540	3,869
Redemptions	(25,939)	(102,738)
Exchange to Class A shares	(31,721)	(143,216)

Net decrease	(55,734)	(234,798)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	90,298	123,705
Issued to shareholders electing to receive payments of distributions in Fund shares	9,361	45,638
Redemptions	(551,668)	(1,143,005)

Net decrease	(452,009)	(973,662)

17

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	503,095	1,607,265
Issued to shareholders electing to receive payments of distributions in Fund shares	21,611	92,301
Redemptions	(2,325,674)	(4,668,491)

Net decrease	(1,800,968)	(2,968,925)

9  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2016 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gain distributions received	Realized gain (loss)

Parametric Emerging Markets Fund, Class R6	266,727	336	—	267,063	$3,405,059	$3,921	$—	$—
Parametric International Equity Fund, Class R6	385,336	9,925	—	395,261	4,561,312	112,056	1,580	—

					$7,966,371	$115,977	$1,580	$—

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2016 and October 31, 2015, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.

18

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Multi Strategy Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the continuation of the investment advisory agreement of MSAR Completion Portfolio (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the sub-advisory agreement between BMR and Parametric Risk Advisors LLC (“PRA”), an affiliate of EVM, with respect to MSAR Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio and the sub-advisory agreement for the Portfolio (together, the “investment advisory agreements”). EVM, with respect to the Fund, and BMR and PRA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. With respect to the Portfolio, the Board considered BMR’s responsibilities supervising PRA, and the abilities and experience of BMR’s and PRA’s investment professionals with respect to investing in

20

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

stocks and options on indices. In approving the advisory agreements, the Board noted that EVM would be responsible for allocating assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. In considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee. The Board noted that the Adviser does not receive an advisory fee for direct investments made on behalf of the Fund. The Board also noted that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contracts of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Advisers and their affiliates in connection with their relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees for the Portfolio and the other underlying Funds, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

21

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Multi-Strategy Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy Absolute Return Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7742 4.30.16

Eaton Vance

Multi-Strategy

All Market Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Multi-Strategy All Market Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	25

Officers and Trustees	29

Important Notices	30

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Performance1,2

Portfolio Managers Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2011	10/31/2011	2.31%	–1.11%	—	2.86%
Class A with 4.75% Maximum Sales Charge	—	—	–2.54	–5.77	—	1.75
Class C at NAV	10/31/2011	10/31/2011	1.82	–1.83	—	2.06
Class C with 1% Maximum Sales Charge	—	—	0.83	–2.79	—	2.06
Class I at NAV	10/31/2011	10/31/2011	2.33	–0.85	—	3.10
Barclays U.S. Aggregate Bond Index	—	—	2.82%	2.72%	3.59%	2.89%
MSCI All Country World Index	—	—	–0.94	–5.66	4.68	8.24
Blended Index	—	—	1.05	–1.28	4.40	5.73

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.61%	2.36%	1.36%
Net				1.42	2.17	1.17

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Fund Profile4

Portfolio Allocation (% of net assets)

Fund Weightings (% of net assets)5

Absolute Return Strategies	20.8%

Global Macro Absolute Return Advantage Portfolio	10.5

Total Return Swaps (Risk Premia)*	10.3

Income Strategies	29.8%

Eaton Vance Floating Rate Portfolio	9.6

Boston Income Portfolio	4.9

CMBS**	4.5

CMBS Portfolio	3.7

ABS*	3.3

U.S. Treasury Obligations**	2.8

BlackRock Floating Rate Income Strategies Fund, Inc.	1.0

Equity Strategies	42.5%

Eaton Vance Hexavest Global Equity Fund, Class I	16.6

SPDR S&P 500 ETF Trust	6.4

iShares MSCI Eurozone ETF	4.7

Parametric Emerging Markets Fund, Class R6	3.5

WisdomTree Japan Hedged Equity Fund	3.4

Parametric International Equity Fund, Class R6	3.1

WisdomTree Europe Hedged Equity Fund	2.9

iShares MSCI Emerging Markets Minimum Volatility ETF	1.9

Other	24.1%

U.S. Treasury Futures	17.9

SPDR Gold Trust	6.2

Cash & Cash Equivalents*	13.3%

*	Held in MSAM Completion Portfolio and the Fund.
**	Held in MSAM Completion Portfolio.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The blended index consists of 50% Barclays U.S. Aggregate Bond Index and 50% MSCI All Country World Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/17. Without the reimbursement, if applicable, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]	Economic value is shown for derivative holdings and, thus, total will not add to 100%. If applicable, CMBS refers to commercial mortgage-backed securities. ABS refers to asset-backed securities.

   Fund profile subject to change due to active management.

4

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.10	$5.99	**	1.19%
Class C	$1,000.00	$1,018.20	$9.73	**	1.94%
Class I	$1,000.00	$1,023.30	$4.73	**	0.94%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.97	**	1.19%
Class C	$1,000.00	$1,015.20	$9.72	**	1.94%
Class I	$1,000.00	$1,020.20	$4.72	**	0.94%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 51.1%

Description		Value

Boston Income Portfolio (identified cost, $2,092,650)		$2,429,332
CMBS Portfolio (identified cost, $1,846,186)		1,831,868
Eaton Vance Floating Rate Portfolio (identified cost, $5,450,159)		4,713,588
Global Macro Absolute Return Advantage Portfolio (identified cost, $5,707,222)		5,174,416
MSAM Completion Portfolio (identified cost, $11,099,012)		11,072,949

Total Investments in Affiliated Portfolios (identified cost $26,195,229)		$25,222,153

Investments in Affiliated Investment Funds — 23.2%

Security	Shares	Value

Equity Funds
Eaton Vance Hexavest Global Equity Fund, Class I	706,067	$8,211,560
Parametric Emerging Markets Fund, Class R6	133,483	1,701,911
Parametric International Equity Fund, Class R6	133,852	1,544,647

Total Investments in Affiliated Investment Funds (identified cost $10,827,268)		$11,458,118

Exchange-Traded Funds — 25.5%

Security	Shares	Value

Commodity Funds
SPDR Gold Trust(1)	24,876	$3,075,918

		$3,075,918

Equity Funds
iShares MSCI Emerging Markets Minimum Volatility ETF	18,653	$959,883
iShares MSCI Eurozone ETF	65,096	2,295,936
SPDR S&P 500 ETF Trust	15,194	3,134,522
WisdomTree Europe Hedged Equity Fund	27,730	1,451,666
WisdomTree Japan Hedged Equity Fund	40,831	1,678,154

		$9,520,161

Total Exchange-Traded Funds (identified cost $13,672,527)		$12,596,079

Closed-End Funds — 1.0%

Security	Shares	Value

Fixed Income Funds
BlackRock Floating Rate Income Strategies Fund, Inc.	38,790	$513,580

Total Closed-End Funds (identified cost $502,533)		$513,580

Asset-Backed Securities — 0.1%

Security	Principal Amount	Value
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45(2)	$74,250	$73,504

Total Asset-Backed Securities (identified cost $74,250)		$73,504

Total Investments — 100.9% (identified cost $51,271,807)		$49,863,434

Other Assets, Less Liabilities — (0.9)%		$(457,627)

Net Assets — 100.0%		$49,405,807

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Non-income producing.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $73,504 or 0.1% of the Fund’s net assets.

6	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 10-Year Treasury Note	21	Long	Jun-16	$2,743,328	$2,731,313	$(12,015)
U.S. Ultra 10-Year Treasury Note	7	Long	Jun-16	975,200	983,937	8,737
U.S. Ultra-Long Treasury Bond	30	Long	Jun-16	5,217,477	5,140,313	(77,164)

						$(80,442)

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Societe Generale	$1,800	Receives	SGI Commodities Curve Momentum Alpha Index(1)	Pays	0.65%	10/5/16	$(845)
Societe Generale	1,800	Receives	SGI Smart Market Neutral Commodity 2 Index(1)	Pays	0.65	10/5/16	84
Societe Generale	900	Receives	SGI US Delta Cap Mean Reversion Index(1)	Pays	0.50	10/5/16	(329)

							$(1,090)

(1)

Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

7	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Affiliated investments, at value (identified cost, $37,022,497)	$36,680,271
Unaffiliated investments, at value (identified cost, $14,249,310)	13,183,163
Cash	316,224
Restricted cash*	291,482
Foreign currency, at value (identified cost, $3,668)	3,668
Interest receivable	478
Receivable for Fund shares sold	41,492
Receivable for variation margin on open financial futures contracts	31,125
Receivable for open swap contracts	84
Receivable from affiliate	12,628
Total assets	$50,560,615

Liabilities
Payable for Fund shares redeemed	$1,008,142
Payable for open swap contracts	1,174
Payable for closed swap contracts	51,979
Payable to affiliates:
Investment adviser and administration fee	6,829
Distribution and service fees	8,445
Trustees’ fees	42
Accrued expenses	78,197
Total liabilities	$1,154,808
Net Assets	$49,405,807

Sources of Net Assets
Paid-in capital	$50,968,032
Accumulated net realized gain	463,312
Accumulated distributions in excess of net investment income	(535,632)
Net unrealized depreciation	(1,489,905)
Total	$49,405,807

Class A Shares
Net Assets	$34,824,475
Shares Outstanding	3,547,534
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.82
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.31

Class C Shares
Net Assets	$1,346,268
Shares Outstanding	137,678
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.78

Class I Shares
Net Assets	$13,235,064
Shares Outstanding	1,349,443
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividend income (including $209,333 from Affiliated Investment Funds)	$317,527
Interest income	1,062
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $1,737)	566,898
Dividends allocated from affiliated Portfolios (net of foreign taxes, $124)	1,775
Expenses, excluding interest expense, allocated from affiliated Portfolios	(167,352)
Interest expense allocated from affiliated Portfolios	(1,141)
Total investment income	$718,769

Expenses
Investment adviser and administration fee	$45,869
Distribution and service fees
Class A	45,105
Class C	6,939
Trustees’ fees and expenses	250
Custodian fee	23,424
Transfer and dividend disbursing agent fees	1,957
Legal and accounting services	28,931
Printing and postage	16,132
Registration fees	27,936
Miscellaneous	7,894
Total expenses	$204,437
Deduct —
Allocation of expenses to affiliate	$69,559
Total expense reductions	$69,559

Net expenses	$134,878

Net investment income	$583,891

9	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Statement of Operations (Unaudited) — continued

Realized and Unrealized Gain (Loss)	Six Months Ended April 30, 2016
Net realized gain (loss) —
Investment transactions (including a loss of $50,020 from affiliated Portfolios)	$(493,105)
Written options	13,290
Futures contracts	555,364
Swap contracts	93,089
Foreign currency transactions	883
Capital gain distributions received (including $293,140 from Affiliated Investment Funds)	500,689
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	(331,887)
Written options and swaptions	(62,319)
Securities sold short	(1,652)
Futures contracts	(14,254)
Swap contracts	(21,381)
Forward commodity contracts	6,073
Foreign currency and forward foreign currency exchange contract transactions	52,415
Non-deliverable bond forward contracts	(1,369)
Net realized gain	$295,836
Change in unrealized appreciation (depreciation) —
Investments — affiliated Portfolios	$50,020
Investments — Affiliated Investment Funds	37,163
Unaffiliated investments	(364,015)
Written options	(6,831)
Futures contracts	(90,502)
Swap contracts	19,543
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net increase in accrued foreign capital gains taxes of $1,509)	264,266
Written options and swaptions	15,678
Securities sold short	(406)
Futures contracts	(29,581)
Swap contracts	89,560
Forward commodity contracts	(10,595)
Foreign currency and forward foreign currency exchange contracts	(112,973)
Non-deliverable bond forward contracts	3,275
Net change in unrealized appreciation (depreciation)	$(135,398)

Net realized and unrealized gain	$160,438

Net increase in net assets from operations	$744,329

10	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$583,891	$1,439,607
Net realized gain from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	295,836	1,255,981
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(135,398)	(1,959,665)
Net increase in net assets from operations	$744,329	$735,923
Distributions to shareholders —
From net investment income
Class A	$(704,031)	$(1,287,006)
Class C	(22,017)	(24,631)
Class I	(335,678)	(704,708)
From net realized gain
Class A	(271,271)	(25,066)
Class C	(11,071)	(317)
Class I	(151,506)	(12,181)
Total distributions to shareholders	$(1,495,574)	$(2,053,909)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,099,142	$12,310,346
Class C	20,408	1,156,949
Class I	2,860,170	9,585,980
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	975,302	572,687
Class C	32,946	24,736
Class I	250,266	296,014
Cost of shares redeemed
Class A	(9,308,086)	(24,273,819)
Class C	(284,310)	(69,029)
Class I	(9,870,569)	(12,233,292)
Net decrease in net assets from Fund share transactions	$(10,224,731)	$(12,629,428)

Net decrease in net assets	$(10,975,976)	$(13,947,414)

Net Assets
At beginning of period	$60,381,783	$74,329,197
At end of period	$49,405,807	$60,381,783

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(535,632)	$(57,797)

11	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014		2013	2012
Net asset value — Beginning of period	$9.870		$10.090		$10.060		$10.180	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.092		$0.210		$0.277		$0.262	$0.335
Net realized and unrealized gain (loss)	0.120		(0.133)		0.024		(0.112)	0.199

Total income from operations	$0.212		$0.077		$0.301		$0.150	$0.534

Less Distributions
From net investment income	$(0.190)		$(0.292)		$(0.271)		$(0.248)	$(0.286)
From net realized gain	(0.072)		(0.005)		—		(0.009)	(0.068)
Tax return of capital	—		—		—		(0.013)	—

Total distributions	$(0.262)		$(0.297)		$(0.271)		$(0.270)	$(0.354)

Net asset value — End of period	$9.820		$9.870		$10.090		$10.060	$10.180

Total Return(2)	2.31	%(3)	0.66%		3.03%		1.49%	5.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,824		$38,285		$50,523		$61,372	$82,415
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)(7)	1.19	%(8)(9)	1.23	%(8)	1.23	%(8)	1.45%	1.46%
Net investment income	1.92	%(9)	2.08%		2.75%		2.58%	3.32%
Portfolio Turnover of the Fund(10)	23	%(3)	71%		100%		46%	65%

Class A commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.26%, 0.18%, 0.23%, 0.11% and 0.34% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013 and 2012, respectively). Absent these reimbursements, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, 0.01%, 0.03%, 0.10% and 0.11% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013 and 2012, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.16%, 0.13% and 0.15% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015 and 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014		2013	2012
Net asset value — Beginning of period	$9.830		$10.070		$10.050		$10.170	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.063		$0.070		$0.151		$0.160	$0.247
Net realized and unrealized gain (loss)	0.112		(0.075)		0.077		(0.075)	0.192

Total income (loss) from operations	$0.175		$(0.005)		$0.228		$0.085	$0.439

Less Distributions
From net investment income	$(0.153)		$(0.230)		$(0.208)		$(0.186)	$(0.201)
From net realized gain	(0.072)		(0.005)		—		(0.009)	(0.068)
Tax return of capital	—		—		—		(0.010)	—

Total distributions	$(0.225)		$(0.235)		$(0.208)		$(0.205)	$(0.269)

Net asset value — End of period	$9.780		$9.830		$10.070		$10.050	$10.170

Total Return(2)	1.82	%(3)	(0.07)%		2.29%		0.84%	4.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,346		$1,590		$506		$88	$15
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)(7)	1.94	%(8)(9)	1.97	%(8)	1.96	%(8)	2.20%	2.17%
Net investment income	1.32	%(9)	0.69%		1.50%		1.59%	2.46%
Portfolio Turnover of the Fund(10)	23	%(3)	71%		100%		46%	65%

Class C commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.26%, 0.18%, 0.23%, 0.11% and 0.38% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013 and 2012, respectively). Absent these reimbursements, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, 0.01%, 0.03%, 0.10% and 0.11% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013 and 2012, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.16%, 0.14% and 0.17% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015 and 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014		2013	2012
Net asset value — Beginning of period	$9.860		$10.080		$10.060		$10.170	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.137		$0.234		$0.313		$0.260	$0.355
Net realized and unrealized gain (loss)	0.087		(0.131)		0.005		(0.076)	0.195

Total income from operations	$0.224		$0.103		$0.318		$0.184	$0.550

Less Distributions
From net investment income	$(0.202)		$(0.318)		$(0.298)		$(0.270)	$(0.312)
From net realized gain	(0.072)		(0.005)		—		(0.009)	(0.068)
Tax return of capital	—		—		—		(0.015)	—

Total distributions	$(0.274)		$(0.323)		$(0.298)		$(0.294)	$(0.380)

Net asset value — End of period	$9.810		$9.860		$10.080		$10.060	$10.170

Total Return(2)	2.33	%(3)	1.03%		3.20%		1.83%	5.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,235		$20,507		$23,300		$24,065	$1,587
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)(7)	0.94	%(8)(9)	0.98	%(8)	0.98	%(8)	1.21%	1.10%
Net investment income	2.85	%(9)	2.31%		3.10%		2.57%	3.54%
Portfolio Turnover of the Fund(10)	23	%(3)	71%		100%		46%	65%

Class I commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.26%, 0.18%, 0.23%, 0.11% and 0.43% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013 and 2012, respectively). Absent these reimbursements, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, 0.01%, 0.03%, 0.10% and 0.10% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013 and 2012, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.16%, 0.13% and 0.15% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015 and 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

14	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy All Market Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing a substantial portion of its investable assets in interests in five portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts, in shares of Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds) and by investing directly in unaffiliated securities. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2016, were as follows: Boston Income Portfolio (less than 0.05%), CMBS Portfolio (5.9%), Eaton Vance Floating Rate Portfolio (0.1%), Global Macro Absolute Return Advantage Portfolio (0.3%) and MSAM Completion Portfolio (99.9%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Funds. A copy of each Portfolio’s financial statements and the Affiliated Investment Funds’ financial statements are available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2016 were $3,441,822 or 7.0% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that

15

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Notes to Financial Statements (Unaudited) — continued

invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investments in the Affiliated Investment Funds are valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income on direct investments, including the Affiliated Investment Funds, is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

16

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Notes to Financial Statements (Unaudited) — continued

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds

17

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Notes to Financial Statements (Unaudited) — continued

from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

L  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

M  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions quarterly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidary and the affiliated Portfolios, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,954,415

Gross unrealized appreciation	$1,161,756
Gross unrealized depreciation	(2,886,833)

Net unrealized depreciation	$(1,725,077)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. The fee is computed at an annual rate of 0.615% of the Fund’s consolidated average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in other investment companies managed by EVM or its affiliates, the Fund is allocated its share of such investment companies’ adviser fee. For the six months ended April 30, 2016, the Fund’s allocated portion of the adviser fee paid by the Portfolios totaled $99,356 and the adviser and administration fees paid by the Fund on Investable Assets amounted to $45,869. For the six months ended April 30, 2016, the Fund’s investment adviser and administration fee, including the adviser fees allocated from the Portfolios, was 0.54% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only, excluding such expenses as interest, taxes, or litigation expenses, and including management fees and other expenses associated with the Fund’s investments in Affiliated Investment Funds) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I,

18

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Notes to Financial Statements (Unaudited) — continued

respectively. This agreement may be changed or terminated after February 28, 2017. Pursuant to this agreement, EVM was allocated $69,559 of the Fund’s operating expenses for the six months ended April 30, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $526 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $370 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $2,689,515 and $3,504,621 respectively, for the six months ended April 30, 2016.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $45,105 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $5,204 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $1,735 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

7  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$1,764,867	$2,130,444
CMBS Portfolio	—	700,000
Eaton Vance Floating Rate Portfolio	361,263	3,236,373
Global Macro Absolute Return Advantage Portfolio	380,531	4,333,784
Government Obligations Portfolio	—	3,332
MSAM Completion Portfolio	7,226,024	8,069,362

19

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	528,688	1,213,431
Issued to shareholders electing to receive payments of distributions in Fund shares	100,996	57,844
Redemptions	(962,862)	(2,396,770)

Net decrease	(333,178)	(1,125,495)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	2,092	115,797
Issued to shareholders electing to receive payments of distributions in Fund shares	3,424	2,479
Redemptions	(29,673)	(6,730)

Net increase (decrease)	(24,157)	111,546

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	294,774	949,576
Issued to shareholders electing to receive payments of distributions in Fund shares	26,007	29,747
Redemptions	(1,051,684)	(1,209,326)

Net decrease	(730,903)	(230,003)

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Consolidated Portfolio of Investments. At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the six months ended April 30, 2016 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	193	$13,290
Options expired	(193)	(13,290)

Outstanding, end of period	—	$—

20

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk:  During the six months ended April 30, 2016, the Fund invested in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk:  The Fund enters into total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices and to enhance total return. During the six months ended April 30, 2016, the Fund also held options on an exchange-traded equity fund to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  During the six months ended April 30, 2016, the Fund entered into foreign currency futures contracts and total return swaps to enhance total return.

Interest Rate Risk:  The Fund enters into interest rate futures contracts to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $1,174. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $125,000 at April 30, 2016.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

21

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Interest Rate	Total

Net unrealized depreciation*	$—	$—	$8,737	$8,737
Receivable for open swap contracts	84	—	—	84

Total Asset Derivatives	$84	$—	$8,737	$8,821

Derivatives not subject to master netting or similar agreements	$—	$—	$8,737	$8,737

Total Asset Derivatives subject to master netting or similar agreements	$84	$—	$—	$84

	Commodity	Equity Price	Interest Rate	Total

Net unrealized depreciation*	$—	$—	$(89,179)	$(89,179)
Payable for open swap contracts	(845)	(329)	—	(1,174)

Total Liability Derivatives	$(845)	$(329)	$(89,179)	$(90,353)

Derivatives not subject to master netting or similar agreements	$—	$—	$(89,179)	$(89,179)

Total Liability Derivatives subject to master netting or similar agreements	$(845)	$(329)	$—	$(1,174)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for such assets and pledged by the Fund (and Subsidiary) for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Societe Generale	$84	$(84)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Societe Generale	$(1,174)	$84	$—	$1,090	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

22

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(6,160)	$(31,230)	$—	$—
Futures contracts	—	—	28,406	526,958
Written options	6,180	7,110	—	—
Swap contracts	122,703	9,965	(39,579)	—

Total	$122,723	$(14,155)	$(11,173)	$526,958

Change in unrealized appreciation (depreciation) —
Unaffiliated Investments	$5,445	$(10,804)	$—	$—
Futures contracts	—	—	(23,035)	(67,467)
Written options	(5,101)	(1,730)	—	—
Swap contracts	950	17,819	774	—

Total	$1,294	$5,285	$(22,261)	$(67,467)

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$10,155,000	$1,795,000	$5,657,000

The average number of purchased options contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was 41 contracts.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

23

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Consolidated Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2016 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gain distributions received	Realized gain (loss)

Eaton Vance Hexavest Global Equity Fund, Class I	619,926	86,141	—	706,067	$8,211,560	$170,108	$292,605	$—
Parametric Emerging Markets Fund, Class R6	49,648	83,835	—	133,483	1,701,911	1,278	—	—
Parametric International Equity Fund, Class R6	130,491	3,361	—	133,852	1,544,647	37,947	535	—

					$11,458,118	$209,333	$293,140	$—

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$25,222,153	$—	$—	$25,222,153
Investments in Affiliated Investment Funds	11,458,118	—	—	11,458,118
Exchange-Traded Funds	12,596,079	—	—	12,596,079
Closed-End Funds	513,580	—	—	513,580
Asset-Backed Securities	—	73,504	—	73,504

Total Investments	$49,789,930	$73,504	$—	$49,863,434

Futures Contracts	$8,737	$—	$—	$8,737
Swap Contracts	—	84	—	84

Total	$49,798,667	$73,588	$—	$49,872,255

Liability Description

Futures Contracts	$(89,179)	$—	$—	$(89,179)
Swap Contracts	—	(1,174)	—	(1,174)

Total	$(89,179)	$(1,174)	$—	$(90,353)

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

• Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Multi-Strategy All Market Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the continuation of the investment advisory agreement of MSAM Completion Portfolio (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the sub-advisory agreement between BMR and Parametric Risk Advisors LLC (“PRA”), an affiliate of EVM, with respect to MSAM Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio and the sub-advisory agreement for the Portfolio (together, the “investment advisory agreements”). EVM, with respect to the Fund, and BMR and PRA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. With respect to the

26

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Portfolio, the Board considered BMR’s responsibilities supervising PRA, and the abilities and experience of BMR’s and PRA’s investment professionals with respect to investing in a variety of different securities and investments, as well as in options.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the Portfolio or the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio or the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2015 for the Fund. The Board considered the performance of the Portfolio and the underlying Funds. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee. The Board also noted that the management fees paid by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contracts of the exchange traded funds in which the Fund may invest. With respect to the Portfolio, the Board considered management’s proposals to take steps to address the longer-term prospects of the Portfolio, such as liquidation or merger with another fund.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Advisers and their affiliates in connection with their relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

27

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees for the Portfolio and the other underlying Funds, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Multi-Strategy All Market Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy All Market Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7783 4.30.16

Parametric Tax-Managed International Equity Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report April 30, 2016

Parametric Tax-Managed International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	33

Officers and Trustees	36

Important Notices	37

Parametric Tax-Managed International Equity Fund

April 30, 2016

Performance1,2

Portfolio Managers Thomas Seto and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	04/22/1998	04/22/1998	0.42%	–5.31%	1.29%	0.35%
Class C at NAV	04/22/1998	04/22/1998	0.07	–5.95	0.53	–0.38
Class C with 1% Maximum Sales Charge	—	—	–0.92	–6.88	0.53	–0.38
Institutional Class at NAV	09/02/2008	04/22/1998	0.60	–5.05	1.56	0.58
MSCI EAFE Index	—	—	–3.07%	–9.32%	1.69%	1.61%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Investor Class After Taxes on Distributions		04/22/1998	04/22/1998	–5.41%	1.20%	0.35%
Investor Class After Taxes on Distributions and Sale of Fund Shares		—	—	–2.48	1.32	0.63
Class C After Taxes on Distributions		04/22/1998	04/22/1998	–6.94	0.46	–0.36
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–3.62	0.61	–0.05
Institutional Class After Taxes on Distributions		09/02/2008	04/22/1998	–5.18	1.46	0.56
Institutional Class After Taxes on Distributions and Sale of Fund Shares		—	—	–2.25	1.59	0.84

% Total Annual Operating Expense Ratios[3]				Investor Class	Class C	Institutional Class
Gross				1.68%	2.43%	1.43%
Net				1.50	2.25	1.25

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed International Equity Fund

April 30, 2016

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Nestle SA	1.3%

Vodafone Group PLC	1.3

GlaxoSmithKline PLC	1.2

National Grid PLC	1.1

Royal Dutch Shell PLC, Class A	0.9

Total SA	0.9

Deutsche Telekom AG	0.9

Syngenta AG	0.8

KDDI Corp.	0.8

Novartis AG	0.8

Total	10.0%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed International Equity Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Institutional Class is linked to Investor Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/17. Without the reimbursement, if applicable, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Tax-Managed International Equity Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,004.20	$7.47	**	1.50%
Class C	$1,000.00	$1,000.70	$11.19	**	2.25%
Institutional Class	$1,000.00	$1,006.00	$6.23	**	1.25%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.40	$7.52	**	1.50%
Class C	$1,000.00	$1,013.70	$11.27	**	2.25%
Institutional Class	$1,000.00	$1,018.60	$6.27	**	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric Tax-Managed International Equity Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $37,240,092)	$36,439,787
Receivable for Fund shares sold	1,093
Receivable from affiliates	1,095
Total assets	$36,441,975

Liabilities
Payable for Fund shares redeemed	$51,031
Payable to affiliates:
Distribution and service fees	11,226
Trustees’ fees	42
Accrued expenses	29,135
Total liabilities	$91,434
Net Assets	$36,350,541

Sources of Net Assets
Paid-in capital	$81,904,625
Accumulated net realized loss from Portfolio	(44,951,946)
Accumulated undistributed net investment income	198,167
Net unrealized depreciation from Portfolio	(800,305)
Total	$36,350,541

Investor Class Shares
Net Assets	$21,566,903
Shares Outstanding	2,274,868
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.48

Class C Shares
Net Assets	$8,335,495
Shares Outstanding	927,646
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.99

Institutional Class Shares
Net Assets	$6,448,143
Shares Outstanding	681,736
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.46

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends allocated from Portfolio (net of foreign taxes, $57,510)	$545,233
Interest allocated from Portfolio	196
Expenses allocated from Portfolio	(176,679)
Total investment income	$368,750

Expenses
Distribution and service fees
Investor Class	$26,567
Class C	42,085
Trustees’ fees and expenses	250
Custodian fee	5,852
Transfer and dividend disbursing agent fees	34,174
Legal and accounting services	11,918
Printing and postage	7,939
Registration fees	23,694
Miscellaneous	5,589
Total expenses	$158,068
Deduct —
Allocation of expenses to affiliates	$42,348
Total expense reductions	$42,348

Net expenses	$115,720

Net investment income	$253,030

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$170,908
Foreign currency transactions	1,999
Net realized gain	$172,907
Change in unrealized appreciation (depreciation) —
Investments	$(414,784)
Foreign currency	21,151
Net change in unrealized appreciation (depreciation)	$(393,633)

Net realized and unrealized loss	$(220,726)

Net increase in net assets from operations	$32,304

7	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$253,030	$535,503
Net realized gain from investment and foreign currency transactions	172,907	2,368,097
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(393,633)	(3,058,209)
Net increase (decrease) in net assets from operations	$32,304	$(154,609)
Distributions to shareholders —
From net investment income
Investor Class	$(338,939)	$(586,372)
Class C	(73,166)	(169,573)
Institutional Class	(118,084)	(143,711)
Total distributions to shareholders	$(530,189)	$(899,656)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$605,352	$1,421,354
Class C	48,143	412,589
Institutional Class	1,335,555	2,022,743
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	317,289	548,507
Class C	65,956	153,613
Institutional Class	66,922	77,620
Cost of shares redeemed
Investor Class	(2,043,831)	(3,867,899)
Class C	(771,988)	(1,568,944)
Institutional Class	(767,773)	(1,534,202)
Net decrease in net assets from Fund share transactions	$(1,144,375)	$(2,334,619)

Net decrease in net assets	$(1,642,260)	$(3,388,884)

Net Assets
At beginning of period	$37,992,801	$41,381,685
At end of period	$36,350,541	$37,992,801

Accumulated undistributed net investment income included in net assets
At end of period	$198,167	$475,326

8	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2016

Financial Highlights

	Investor Class
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014		2013		2012	2011
Net asset value — Beginning of period	$9.590		$9.850		$9.970		$8.470		$7.870	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.071		$0.148		$0.205	(2)	$0.157		$0.150	$0.091
Net realized and unrealized gain (loss)	(0.035)		(0.177)		(0.134)		1.549		0.567	(0.936)

Total income (loss) from operations	$0.036		$(0.029)		$0.071		$1.706		$0.717	$(0.845)

Less Distributions
From net investment income	$(0.146)		$(0.231)		$(0.191)		$(0.206)		$(0.117)	$(0.155)

Total distributions	$(0.146)		$(0.231)		$(0.191)		$(0.206)		$(0.117)	$(0.155)

Redemption fees(1)(3)	$—		$—		$—		$—		$—	$0.000 (4)

Net asset value — End of period	$9.480		$9.590		$9.850		$9.970		$8.470	$7.870

Total Return(5)	0.42	%(6)	(0.27)%		0.71%		20.52%		9.34%	(9.74)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,567		$22,987		$25,504		$29,574		$28,998	$36,350
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.50	%(9)(10)	1.50	%(10)	1.50	%(10)	1.51	%(10)	1.86%	1.77%
Net investment income	1.55	%(9)	1.52%		2.02	%(2)	1.72%		1.89%	1.02%
Portfolio Turnover of the Portfolio	1	%(6)	11%		53%		30%		117%	41%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.042 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.61%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24%, 0.18%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

9	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014		2013		2012	2011
Net asset value — Beginning of period	$9.060		$9.310		$9.430		$8.010		$7.440	$8.390

Income (Loss) From Operations
Net investment income(1)	$0.034		$0.070		$0.121	(2)	$0.082		$0.087	$0.025
Net realized and unrealized gain (loss)	(0.029)		(0.164)		(0.116)		1.474		0.534	(0.886)

Total income (loss) from operations	$0.005		$(0.094)		$0.005		$1.556		$0.621	$(0.861)

Less Distributions
From net investment income	$(0.075)		$(0.156)		$(0.125)		$(0.136)		$(0.051)	$(0.089)

Total distributions	$(0.075)		$(0.156)		$(0.125)		$(0.136)		$(0.051)	$(0.089)

Redemption fees(1)(3)	$—		$—		$—		$—		$—	$0.000 (4)

Net asset value — End of period	$8.990		$9.060		$9.310		$9.430		$8.010	$7.440

Total Return(5)	0.07	%(6)	(1.00)%		0.05%		19.67%		8.44%	(10.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,335		$9,092		$10,359		$11,820		$11,488	$14,022
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	2.25	%(9)(10)	2.25	%(10)	2.25	%(10)	2.26	%(10)	2.61%	2.53%
Net investment income	0.78	%(9)	0.76%		1.26	%(2)	0.95%		1.16%	0.29%
Portfolio Turnover of the Portfolio	1	%(6)	11%		53%		30%		117%	41%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.040 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.85%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24%, 0.18%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

10	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2016

Financial Highlights — continued

	Institutional Class
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014		2013		2012	2011
Net asset value — Beginning of period	$9.580		$9.840		$9.960		$8.460		$7.880	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.083		$0.168		$0.223	(2)	$0.174		$0.172	$0.115
Net realized and unrealized gain (loss)	(0.031)		(0.169)		(0.128)		1.555		0.552	(0.920)

Total income (loss) from operations	$0.052		$(0.001)		$0.095		$1.729		$0.724	$(0.805)

Less Distributions
From net investment income	$(0.172)		$(0.259)		$(0.215)		$(0.229)		$(0.144)	$(0.185)

Total distributions	$(0.172)		$(0.259)		$(0.215)		$(0.229)		$(0.144)	$(0.185)

Redemption fees(1)(3)	$—		$—		$—		$—		$—	$0.000 (4)

Net asset value — End of period	$9.460		$9.580		$9.840		$9.960		$8.460	$7.880

Total Return(5)	0.60	%(6)	0.01%		0.97%		20.86%		9.46%	(9.33)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,448		$5,914		$5,519		$3,546		$1,919	$2,055
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.25	%(9)(10)	1.25	%(10)	1.25	%(10)	1.26	%(10)	1.61%	1.52%
Net investment income	1.82	%(9)	1.73%		2.21	%(2)	1.90%		2.16%	1.33%
Portfolio Turnover of the Portfolio	1	%(6)	11%		53%		30%		117%	41%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.036 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.84%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.24%, 0.18%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

11	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (53.0% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Parametric Tax-Managed International Equity Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $43,209,505 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016, ($3,906,967), October 31, 2017 ($36,830,557) and October 31, 2019 ($2,471,981) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and Parametric Portfolio Associates LLC (Parametric), the sub-adviser of the Portfolio and a majority-owned subsidiary of Eaton Vance Corp., have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Investor Class, Class C and Institutional Class, respectively. This agreement may be changed or terminated after February 28, 2017. Pursuant to this agreement, EVM and Parametric were allocated $42,348 in total of the Fund’s operating expenses for the six months ended April 30, 2016. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $5,374 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $26,567 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $31,564 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $10,521 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of

13

Parametric Tax-Managed International Equity Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,199,734 and $2,939,747, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	66,316	144,215
Issued to shareholders electing to receive payments of distributions in Fund shares	34,488	57,737
Redemptions	(222,466)	(394,768)

Net decrease	(121,662)	(192,816)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	5,539	43,448
Issued to shareholders electing to receive payments of distributions in Fund shares	7,538	17,012
Redemptions	(89,092)	(169,740)

Net decrease	(76,015)	(109,280)

Institutional Class	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	143,641	210,516
Issued to shareholders electing to receive payments of distributions in Fund shares	7,298	8,188
Redemptions	(86,283)	(162,251)

Net increase	64,656	56,453

14

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value

Australia — 7.8%
AGL Energy, Ltd.	26,890	$372,464
Amcor, Ltd.	14,610	170,336
APA Group	28,846	191,058
ARB Corp., Ltd.	2,741	33,450
Ardent Leisure Group	12,742	20,920
Aristocrat Leisure, Ltd.	7,887	59,623
Asciano, Ltd.	9,242	61,958
Boral, Ltd.	5,759	28,030
Brambles, Ltd.	20,697	195,487
Caltex Australia, Ltd.	4,560	111,917
Cleanaway Waste Management, Ltd.	36,318	21,688
Cochlear, Ltd.	811	66,337
Commonwealth Bank of Australia	4,048	225,988
Computershare, Ltd.	15,937	121,996
CSL, Ltd.	4,405	351,027
Domino’s Pizza Enterprises, Ltd.	1,212	56,766
DuluxGroup, Ltd.	5,657	27,398
GPT Group (The)	11,738	44,704
GUD Holdings, Ltd.	6,188	39,959
GWA Group, Ltd.	11,241	19,640
Incitec Pivot, Ltd.	11,120	27,023
IRESS, Ltd.	4,049	35,656
iSentia Group, Ltd.	19,466	53,490
James Hardie Industries PLC CDI	4,004	56,008
JB Hi-Fi, Ltd.	3,121	51,922
Macquarie Atlas Roads Group	10,339	38,106
McMillan Shakespeare, Ltd.	3,315	30,809
Mirvac Group	18,336	25,942
National Australia Bank, Ltd.	4,515	92,630
Navitas, Ltd.	9,965	38,600
Newcrest Mining, Ltd.(1)	3,087	45,013
Orica, Ltd.	4,147	47,917
Origin Energy, Ltd.	20,678	84,976
Orora, Ltd.	57,701	115,014
Premier Investments, Ltd.	3,446	41,413
Ramsay Health Care, Ltd.	1,527	75,092
Recall Holdings, Ltd.	7,050	44,044
Rio Tinto, Ltd.	2,553	99,614
Scentre Group	4,083	14,493
SMS Management & Technology, Ltd.	8,747	12,531
Sonic Healthcare, Ltd.	6,134	90,013
Southern Cross Media Group, Ltd.	25,786	21,061
Star Entertainment Group, Ltd. (The)	9,459	40,390
Suncorp Group, Ltd.	2,484	23,494

Security	Shares	Value

Australia (continued)
Super Retail Group, Ltd.	4,935	$31,567
Tabcorp Holdings, Ltd.	17,246	57,846
Tatts Group, Ltd.	19,917	56,756
Telstra Corp., Ltd.	127,290	516,843
Tox Free Solutions, Ltd.	9,194	20,192
Transurban Group	15,294	134,201
Treasury Wine Estates, Ltd.	11,839	83,361
Village Roadshow, Ltd.	4,552	18,116
Washington H. Soul Pattinson & Co., Ltd.	4,310	53,182
Wesfarmers, Ltd.	1,800	58,285
Westfield Corp.	3,277	25,028
Westpac Banking Corp.	8,556	200,840
Whitehaven Coal, Ltd.(1)	23,116	13,422
Woodside Petroleum, Ltd.	12,096	258,975
Woolworths, Ltd.	23,156	387,491

		$5,342,102

Austria — 1.0%
ams AG	2,962	$78,484
CA Immobilien Anlagen AG	1,563	29,856
Conwert Immobilien Invest SE(1)	2,110	33,391
EVN AG	2,151	25,808
Flughafen Wien AG	411	47,061
Immofinanz AG(1)	21,576	50,897
Lenzing AG	490	37,924
Oesterreichische Post AG	540	21,103
OMV AG	5,438	163,630
RHI AG	859	18,489
Schoeller-Bleckmann Oilfield Equipment AG	231	15,586
Verbund AG	6,332	88,453
Voestalpine AG	1,914	69,066
Wienerberger AG	1,390	27,455

		$707,203

Belgium — 1.9%
Ageas	1,164	$45,741
Anheuser-Busch Inbev NV/SA	1,886	233,966
Bekaert SA	1,080	47,562
bpost SA	2,643	74,637
Colruyt SA	978	56,393
Econocom Group SA/NV	2,876	31,043
Euronav SA	2,460	27,095
EVS Broadcast Equipment SA	652	22,110
Groupe Bruxelles Lambert SA	2,220	196,413
Nyrstar NV(1)	10,150	8,034

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)
Proximus SADP	4,820	$162,452
Telenet Group Holding NV(1)	2,650	131,921
UCB SA	2,340	175,522
Umicore SA	2,518	125,698

		$1,338,587

Denmark — 2.0%
A.P. Moller-Maersk A/S, Class A	39	$53,134
A.P. Moller-Maersk A/S, Class B	54	76,005
Carlsberg A/S, Class B	2,023	197,207
Danske Bank A/S	5,821	164,703
DSV A/S	1,432	60,284
Novo Nordisk A/S, Class B	3,312	184,923
Novozymes A/S, Class B	4,257	204,175
Pandora A/S	1,480	192,418
Royal Unibrew A/S	730	32,982
SimCorp A/S	775	34,864
TDC A/S	20,226	103,563
Tryg A/S	3,287	62,111

		$1,366,369

Finland — 1.9%
Amer Sports Oyj	4,419	$130,820
Elisa Oyj	3,299	123,356
Fortum Oyj	9,596	144,674
Huhtamaki Oyj	1,520	59,789
Kemira Oyj	2,727	33,087
Kesko Oyj, Class B	3,462	138,475
Kone Oyj, Class B	1,663	75,986
Metso Oyj	1,100	26,496
Neste Oyj	4,257	136,414
Nokia Oyj	16,758	98,931
Orion Oyj, Class B	3,365	117,522
Sampo Oyj, Class A	2,829	123,743
Sanoma Oyj	4,285	20,975
Stora Enso Oyj	5,321	46,522
Valmet Oyj	3,262	40,962

		$1,317,752

France — 7.8%
Accor SA	611	$27,057
ADP	379	47,704
Air Liquide SA	4,325	490,527
Airbus Group SE	2,452	153,293
Alstom SA(1)	504	12,888

Security	Shares	Value

France (continued)
Alten SA	634	$39,146
Atos SE	1,608	143,123
BNP Paribas SA	3,858	204,316
Bouygues SA	672	22,424
Christian Dior SE	293	51,486
CNP Assurances	2,759	47,014
Danone SA	4,879	341,839
Dassault Systemes SA	2,600	203,363
Edenred	900	17,753
Engie SA	28,577	471,333
Eutelsat Communications SA	985	30,603
Fonciere des Regions	297	28,098
Groupe Eurotunnel SE	2,197	28,051
Hermes International	129	45,944
Iliad SA	447	97,740
Ingenico Group SA	754	88,880
Kering SA	430	73,744
Klepierre	713	33,534
L’Oreal SA	1,343	243,950
Lagardere SCA	1,361	36,118
LVMH Moet Hennessy Louis Vuitton SE	902	150,284
Neopost SA	811	19,867
Orange SA	26,441	439,289
Orpea	620	51,149
Remy Cointreau SA	348	28,936
Rubis SCA	423	33,044
Safran SA	948	65,355
Sanofi	4,652	383,448
SCOR SE	1,284	43,740
Societe BIC SA	422	59,917
Sodexo SA	251	25,357
Sopra Steria Group	268	31,174
Suez Environnement Co.	5,207	95,963
Total SA	11,837	598,251
Unibail-Rodamco SE	378	101,321
Vinci SA	1,776	132,646
Vivendi SA	5,190	99,702
Wendel SA	200	23,113

		$5,362,484

Germany — 8.0%
Adidas AG	1,444	$186,301
Allianz SE	1,913	325,455
alstria office REIT AG	2,172	30,499
Aurubis AG	569	30,923

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)
BASF SE	4,409	$364,760
Bayer AG	3,063	353,981
Brenntag AG	492	28,899
Daimler AG	2,800	195,095
Deutsche EuroShop AG	620	28,928
Deutsche Lufthansa AG	2,923	45,511
Deutsche Telekom AG	33,899	595,044
Deutsche Wohnen AG, Bearer Shares	1,750	53,658
E.ON SE	35,060	363,368
Fraport AG	937	56,803
Fresenius Medical Care AG & Co. KGaA	705	61,361
Fresenius SE & Co. KGaA	1,677	122,284
GEA Group AG	1,196	55,577
Henkel AG & Co. KGaA	2,468	251,056
Henkel AG & Co. KGaA, PFC Shares	3,175	362,645
KWS Saat SE	85	29,496
LANXESS AG	524	27,442
LEG Immobilien AG(1)	453	42,022
Linde AG	1,079	165,089
MAN SE	432	46,889
Merck KGaA	412	38,801
MTU Aero Engines AG	316	29,877
Muenchener Rueckversicherungs-Gesellschaft AG	660	122,698
Porsche Automobil Holding SE, PFC Shares	819	45,752
ProSiebenSat.1 Media SE	1,000	51,085
RWE AG(1)	8,003	119,906
SAP SE	6,399	502,072
Siemens AG	3,848	402,686
Software AG	800	30,626
Stada Arzneimittel AG	690	29,337
TAG Immobilien AG	2,396	31,858
Telefonica Deutschland Holding AG	3,587	18,250
TUI AG	2,680	38,900
Volkswagen AG	330	52,700
Volkswagen AG, PFC Shares	676	98,063
Wirecard AG	1,392	60,289

		$5,495,986

Hong Kong — 3.9%
Bank of East Asia, Ltd. (The)	23,200	$84,020
Cathay Pacific Airways, Ltd.	31,000	49,265
Cheung Kong Infrastructure Holdings, Ltd.	13,000	122,770
China Cord Blood Corp.(1)	5,000	31,200
China Traditional Chinese Medicine Co., Ltd.(1)	50,000	23,460
Chow Sang Sang Holdings International, Ltd.	13,000	21,081

Security	Shares	Value

Hong Kong (continued)
CLP Holdings, Ltd.	26,000	$240,371
Dairy Farm International Holdings, Ltd.	6,300	43,441
Esprit Holdings, Ltd.(1)	27,800	24,321
G-Resources Group, Ltd.	1,212,000	27,844
Hang Lung Group, Ltd.	6,000	18,442
Hang Lung Properties, Ltd.	16,000	31,859
Hang Seng Bank, Ltd.	2,500	45,326
HC International, Inc.(1)	46,000	30,524
HKT Trust and HKT, Ltd.	111,000	160,498
Hongkong Land Holdings, Ltd.	13,000	82,351
Hopewell Holdings, Ltd.	23,500	79,153
Hysan Development Co., Ltd.	7,000	30,929
Jardine Matheson Holdings, Ltd.	2,400	132,365
Jardine Strategic Holdings, Ltd.	3,000	86,715
Johnson Electric Holdings, Ltd.	7,875	23,222
Kerry Properties, Ltd.	10,000	27,238
Kingston Financial Group, Ltd.(1)	128,000	47,664
KuangChi Science, Ltd.(1)	120,000	57,374
Li & Fung, Ltd.	80,000	49,477
Link REIT	16,000	96,967
MTR Corp., Ltd.	17,500	86,631
NWS Holdings, Ltd.	17,000	25,866
PAX Global Technology, Ltd.	21,000	18,113
PCCW, Ltd.	191,000	129,531
Power Assets Holdings, Ltd.	13,000	123,683
Shangri-La Asia, Ltd.	22,000	26,905
Sino Land Co., Ltd.	22,000	34,539
SJM Holdings, Ltd.	60,000	40,304
Sun Hung Kai Properties, Ltd.	10,000	126,031
Swire Pacific, Ltd., Class A	4,000	43,369
Techtronic Industries Co., Ltd.	19,000	71,347
Television Broadcasts, Ltd.	14,600	54,561
Truly International Holdings, Ltd.	208,000	81,206
VTech Holdings, Ltd.	7,100	73,385
Wynn Macau, Ltd.	36,000	51,187
Yue Yuen Industrial Holdings, Ltd.	10,500	38,313

		$2,692,848

Ireland — 1.9%
CRH PLC	8,138	$236,839
DCC PLC(1)	1,740	154,330
FBD Holdings PLC(1)	1,257	9,186
FleetMatics Group PLC(1)	3,906	141,592
Fly Leasing, Ltd. ADR	2,162	25,339
Glanbia PLC	2,561	48,339

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Ireland (continued)
ICON PLC(1)	3,112	$210,309
Irish Continental Group PLC	7,510	44,353
Kerry Group PLC, Class A	1,947	173,619
Origin Enterprises PLC	2,844	20,010
Paddy Power Betfair PLC	1,739	233,713

		$1,297,629

Israel — 1.8%
Bank Hapoalim B.M.	15,152	$78,053
Bezeq Israeli Telecommunication Corp., Ltd.	88,171	185,816
Check Point Software Technologies, Ltd.(1)	1,877	155,547
Delek Automotive Systems, Ltd.	2,964	27,582
Elbit Systems, Ltd.	1,673	167,805
Gazit-Globe, Ltd.	2,382	22,225
Israel Chemicals, Ltd.	19,219	95,748
Israel Corp., Ltd.	340	69,364
Israel Discount Bank, Ltd., Series A(1)	19,603	32,716
Kenon Holdings, Ltd.(1)	672	5,985
Mizrahi Tefahot Bank, Ltd.	3,293	38,302
Oil Refineries, Ltd.(1)	139,185	50,595
Orbotech, Ltd.(1)	2,016	48,545
Paz Oil Co., Ltd.	464	72,431
Sarine Technologies, Ltd.	23,300	28,574
Teva Pharmaceutical Industries, Ltd. ADR	3,286	178,923

		$1,258,211

Italy — 3.8%
Amplifon SpA	6,312	$58,125
Assicurazioni Generali SpA	4,184	63,972
Astaldi SpA	2,796	13,726
Atlantia SpA	8,036	223,999
Autogrill SpA(1)	4,452	37,783
Banca Monte dei Paschi di Siena SpA(1)	26,721	21,660
Brembo SpA	781	42,019
CIR SpA(1)	19,905	24,824
CNH Industrial NV	8,164	62,764
Davide Campari-Milano SpA	12,105	117,099
DiaSorin SpA	1,529	89,380
Ei Towers SpA	1,018	59,761
Enel SpA	48,562	220,706
ENI SpA	23,333	381,190
EXOR SpA	1,016	38,266
International Game Technology PLC	1,016	17,617
Interpump Group SpA	2,136	30,825
Intesa Sanpaolo SpA	61,402	170,685

Security	Shares	Value

Italy (continued)
Italmobiliare SpA, PFC Shares	1,700	$54,856
Luxottica Group SpA	1,065	58,117
Mediaset SpA	10,000	45,177
Moncler SpA	2,104	34,198
Prada SpA	6,900	23,369
Recordati SpA	2,597	66,083
Salvatore Ferragamo SpA	941	21,811
Snam SpA	16,776	102,592
STMicroelectronics NV	20,785	128,071
Telecom Italia SpA(1)	214,684	209,633
Telecom Italia SpA, PFC Shares	105,797	83,216
Terna Rete Elettrica Nazionale SpA	12,961	73,207
Tod’s SpA	213	14,756
Yoox Net-A-Porter Group SpA(1)	851	24,969

		$2,614,456

Japan — 15.4%
Advantest Corp.	3,000	$28,481
Aeon Co., Ltd.	3,200	47,953
Aeon Mall Co., Ltd.	1,300	17,879
Air Water, Inc.	2,000	30,046
Alps Electric Co., Ltd.	1,600	27,654
ANA Holdings, Inc.	11,000	30,716
Anritsu Corp.	3,000	17,843
Asahi Glass Co., Ltd.	6,000	35,139
Asahi Kasei Corp.	9,000	61,579
Astellas Pharma, Inc.	8,900	119,995
Bandai Namco Holdings, Inc.	1,300	27,676
Bridgestone Corp.	1,900	69,934
Canon, Inc.	3,800	106,258
Chiba Bank, Ltd. (The)	4,000	20,200
Chubu Electric Power Co., Inc.	10,800	142,259
Chugai Pharmaceutical Co., Ltd.	1,800	60,661
Citizen Holdings Co., Ltd.	7,100	40,048
Concordia Financial Group, Ltd.(1)	5,000	24,079
Credit Saison Co., Ltd.	1,400	25,744
Daicel Corp.	3,400	42,473
Daido Steel Co., Ltd.	7,000	23,652
Daishi Bank, Ltd. (The)	9,000	31,197
Daito Trust Construction Co., Ltd.	300	42,430
Daiwa House Industry Co., Ltd.	2,000	53,433
Denka Co., Ltd.	9,000	37,886
Denso Corp.	1,100	41,812
Dowa Holdings Co., Ltd.	4,000	25,062
East Japan Railway Co.	1,100	96,774
Eisai Co., Ltd.	1,500	92,849

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Electric Power Development Co., Ltd.	4,500	$135,621
FamilyMart Co., Ltd.	800	42,220
Fancl Corp.	3,600	48,050
Fast Retailing Co., Ltd.	200	52,660
Fuji Heavy Industries, Ltd.	1,300	42,685
Fuji Oil Holdings, Inc.	3,600	66,966
FUJIFILM Holdings Corp.	2,000	82,097
Fujitsu, Ltd.	8,000	27,953
Fukuoka Financial Group, Inc.	7,000	23,929
Furukawa Electric Co., Ltd.	13,000	31,828
Gunma Bank, Ltd. (The)	5,000	19,797
Hirose Electric Co., Ltd.	300	36,284
Hiroshima Bank, Ltd. (The)	6,000	21,722
Hitachi Metals, Ltd.	3,000	30,462
Hitachi, Ltd.	19,000	87,062
Hokuhoku Financial Group, Inc.	15,000	18,886
Honda Motor Co., Ltd.	4,400	118,737
Ibiden Co., Ltd.	2,000	25,169
Idemitsu Kosan Co., Ltd.	4,100	87,585
Ito En, Ltd.	1,400	42,732
ITOCHU Corp.	3,300	41,938
ITOCHU Techno-Solutions Corp.	1,600	31,354
Iyo Bank, Ltd. (The)	4,600	30,227
Japan Airlines Co., Ltd.	1,400	50,392
Japan Real Estate Investment Corp.	6	37,362
Japan Retail Fund Investment Corp.	15	36,853
Japan Tobacco, Inc.	4,400	179,775
JX Holdings, Inc.	32,400	139,252
Kagome Co., Ltd.	1,800	38,431
Kajima Corp.	8,000	49,697
Kakaku.com, Inc.	2,000	36,022
Kamigumi Co., Ltd.	3,000	26,897
Kao Corp.	2,100	116,166
KDDI Corp.	19,100	550,190
Kewpie Corp.	2,100	54,818
Kintetsu Group Holdings Co., Ltd.	8,000	32,900
Kobayashi Pharmaceutical Co., Ltd.	500	39,826
Komatsu, Ltd.	4,100	70,417
Kuraray Co., Ltd.	2,500	31,695
KYORIN Holdings, Inc.	1,300	25,651
Kyowa Hakko Kirin Co., Ltd.	2,000	35,556
Kyushu Electric Power Co., Inc.	11,500	115,422
Lawson, Inc.	500	38,702
Lion Corp.	5,000	61,521
M3, Inc.	1,200	32,372
Mandom Corp.	1,300	58,838

Security	Shares	Value

Japan (continued)
Marubeni Corp.	7,000	$37,158
Maruichi Steel Tube, Ltd.	1,200	34,901
Matsumotokiyoshi Holdings Co., Ltd.	900	44,052
Megmilk Snow Brand Co., Ltd.	1,400	32,442
Miraca Holdings, Inc.	1,300	55,246
Mitsubishi Chemical Holdings Corp.	9,000	46,967
Mitsubishi Corp.	2,800	47,064
Mitsubishi Gas Chemical Co., Inc.	6,000	32,903
Mitsubishi Heavy Industries, Ltd.	15,000	53,319
Mitsubishi Motors Corp.	2,000	8,049
Mitsubishi Tanabe Pharma Corp.	3,200	56,974
Mitsubishi UFJ Financial Group, Inc.	24,600	113,524
Mitsui & Co., Ltd.	3,900	47,639
Mizuho Financial Group, Inc.	56,100	84,089
Morinaga Milk Industry Co., Ltd.	7,000	36,705
MS&AD Insurance Group Holdings, Inc.	1,800	47,541
Murata Manufacturing Co., Ltd.	700	91,288
NEC Corp.	15,000	36,507
NGK Spark Plug Co., Ltd.	2,400	47,864
NH Foods, Ltd.	2,000	44,579
Nidec Corp.	500	36,637
Nihon Kohden Corp.	1,400	34,855
Nikon Corp.	4,100	59,767
Nippon Building Fund, Inc.	5	31,675
Nippon Electric Glass Co., Ltd.	5,000	26,472
Nippon Kayaku Co., Ltd.	2,000	21,472
Nippon Paint Holdings Co., Ltd.	2,000	52,514
Nippon Shinyaku Co., Ltd.	1,000	45,168
Nippon Shokubai Co., Ltd.	600	31,078
Nippon Telegraph & Telephone Corp.	8,800	393,803
Nissan Chemical Industries, Ltd.	2,000	53,416
Nissan Motor Co., Ltd.	7,300	64,780
Nisshin Seifun Group, Inc.	2,400	39,291
Nissin Foods Holdings Co., Ltd.	1,200	55,708
Nitto Denko Corp.	1,000	53,870
NOF Corp.	4,000	31,485
Nomura Real Estate Holdings, Inc.	1,500	27,413
Nomura Research Institute, Ltd.	1,100	38,588
NTT Data Corp.	1,100	57,267
NTT DoCoMo, Inc.	20,000	479,680
Obayashi Corp.	4,000	39,201
Okinawa Electric Power Co., Inc. (The)	1,300	33,221
Ono Pharmaceutical Co., Ltd.	2,500	112,645
Oracle Corp. Japan	1,000	53,863
Oriental Land Co., Ltd.	700	48,608
Osaka Gas Co., Ltd.	38,000	136,996

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Otsuka Holdings Co., Ltd.	3,800	$148,141
Recruit Holdings Co., Ltd.	2,000	61,792
Resona Holdings, Inc.	7,700	27,222
Ricoh Co., Ltd.	4,000	40,764
Rinnai Corp.	600	52,952
San-Ai Oil Co., Ltd.	4,000	28,034
Santen Pharmaceutical Co., Ltd.	4,100	58,760
Sawai Pharmaceutical Co., Ltd.	400	25,768
SECOM Co., Ltd.	500	38,423
Seiko Epson Corp.	2,700	44,245
Sekisui House, Ltd.	2,000	34,727
Sharp Corp.(1)	39,000	53,082
Shimizu Corp.	5,000	44,814
Shin-Etsu Chemical Co., Ltd.	1,700	95,215
Shionogi & Co., Ltd.	1,600	81,667
Shizuoka Bank, Ltd. (The)	5,000	37,059
Showa Denko K.K.	22,000	22,890
Showa Shell Sekiyu K.K.	7,000	73,050
Sojitz Corp.	18,700	37,367
Sompo Japan Nipponkoa Holdings, Inc.	1,600	42,010
Sumitomo Corp.	4,900	51,804
Sumitomo Metal Mining Co., Ltd.	4,000	45,130
Sumitomo Mitsui Financial Group, Inc.	3,000	90,275
Sumitomo Realty & Development Co., Ltd.	1,000	29,076
Taiheiyo Cement Corp.	15,000	39,690
Taisei Corp.	6,000	40,953
Takeda Pharmaceutical Co., Ltd.	3,600	171,943
TDK Corp.	600	35,108
TEIJIN, Ltd.	12,000	42,963
Terumo Corp.	2,500	95,038
Toho Gas Co., Ltd.	4,000	27,311
Tokai Carbon Co., Ltd.	9,000	23,576
Tokio Marine Holdings, Inc.	1,900	62,173
Tokyo Gas Co., Ltd.	46,000	203,029
Tokyu Corp.	4,000	34,668
TonenGeneral Sekiyu K.K.	8,000	75,774
Toppan Printing Co., Ltd.	4,000	34,202
Toray Industries, Inc.	9,000	75,175
Toshiba Corp.(1)	18,000	38,069
Toyo Ink SC Holdings Co., Ltd.	7,000	27,887
Toyo Suisan Kaisha, Ltd.	1,000	35,318
Toyobo Co., Ltd.	18,000	30,588
Toyota Motor Corp.	5,100	258,517
Trend Micro, Inc.	1,000	37,924
Tsuruha Holdings, Inc.	400	38,366
Ube Industries, Ltd.	17,000	32,288

Security	Shares	Value

Japan (continued)
Unicharm Corp.	2,800	$57,879
UNY Group Holdings Co., Ltd.	4,700	34,299
USS Co., Ltd.	4,300	68,019
West Japan Railway Co.	800	48,293
Yahoo! Japan Corp.	11,200	50,102
Yamato Holdings Co., Ltd.	2,000	40,338
Yamato Kogyo Co., Ltd.	1,000	23,475
Yamazaki Baking Co., Ltd.	2,000	47,346
Zeon Corp.	3,000	21,316

		$10,600,609

Netherlands — 4.0%
Aegon NV	9,795	$56,315
Akzo Nobel NV	2,513	178,540
ASML Holding NV	3,712	358,786
Delta Lloyd NV	1,595	8,137
Fugro NV(1)	4,741	96,565
Gemalto NV	831	54,017
ING Groep NV	22,110	270,923
Koninklijke DSM NV	3,322	203,893
Koninklijke KPN NV	59,030	231,968
Koninklijke Philips NV	10,722	294,625
Koninklijke Vopak NV	1,452	78,944
OCI NV(1)	716	14,148
QIAGEN NV(1)	5,673	127,589
RELX NV	20,821	349,659
Unilever NV	9,430	410,764

		$2,734,873

New Zealand — 1.1%
Auckland International Airport, Ltd.	17,867	$76,644
Contact Energy, Ltd.	23,324	82,756
Fisher & Paykel Healthcare Corp., Ltd.	5,660	36,123
Fletcher Building, Ltd.	17,648	102,591
Kiwi Property Group, Ltd.	88,630	91,504
Ryman Healthcare, Ltd.	7,558	47,114
SKYCITY Entertainment Group, Ltd.	14,241	48,585
Spark New Zealand, Ltd.	34,620	89,519
Trade Me, Ltd.	8,490	27,001
Xero, Ltd.(1)	5,362	61,283
Z Energy, Ltd.	13,924	76,140

		$739,260

Norway — 2.0%
Atea ASA	6,274	$58,863

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway (continued)
Austevoll Seafood ASA	4,763	$40,071
Borregaard ASA	4,154	31,091
DNB ASA	8,378	107,209
Gjensidige Forsikring ASA	1,701	29,122
Golar LNG, Ltd.	1,000	16,580
Kongsberg Gruppen ASA	3,498	58,645
Leroy Seafood Group ASA	876	42,753
Nordic Semiconductor ASA(1)	6,600	38,389
Opera Software ASA	8,541	69,774
Orkla ASA	9,782	85,396
Prosafe SE	3,357	2,022
Salmar ASA	2,132	52,973
Schibsted ASA, Class B(1)	3,350	95,321
SpareBank 1 SMN	3,485	21,429
SpareBank 1 SR-Bank ASA	3,147	15,332
Statoil ASA	7,438	130,919
Stolt-Nielsen, Ltd.	2,728	36,076
Telenor ASA	8,446	145,323
Veidekke ASA	7,883	108,156
XXL ASA(2)	3,700	44,654
Yara International ASA	3,528	141,113

		$1,371,211

Portugal — 1.0%
Banco BPI SA(1)	11,996	$15,033
EDP-Energias de Portugal SA	53,769	191,153
Galp Energia SGPS SA, Class B	9,466	130,057
Jeronimo Martins SGPS SA	7,890	129,178
Navigator Co. SA (The)	19,411	69,267
NOS SGPS SA	22,214	159,272
Pharol SGPS SA(1)	43,046	7,011

		$700,971

Singapore — 1.8%
Ascendas Real Estate Investment Trust	23,500	$42,890
Boustead Singapore, Ltd.	20,000	11,581
CapitaLand Mall Trust	15,800	24,255
China Everbright Water, Ltd.(1)	38,600	18,597
ComfortDelGro Corp., Ltd.	31,100	66,656
DBS Group Holdings, Ltd.	3,900	44,113
Delfi, Ltd.	8,100	14,860
Ezra Holdings, Ltd.(1)	36,400	2,741
Flextronics International, Ltd.(1)	12,312	149,591
Genting Singapore PLC	74,000	44,667
Hutchison Port Holdings Trust	44,000	19,533

Security	Shares	Value

Singapore (continued)
International Healthway Corp, Ltd.(1)	437,100	$24,101
Keppel Infrastructure Trust	95,400	34,757
Mapletree Commercial Trust	29,000	32,323
Oversea-Chinese Banking Corp., Ltd.	10,400	67,559
Singapore Exchange, Ltd.	7,000	39,071
Singapore Press Holdings, Ltd.	41,000	123,418
Singapore Technologies Engineering, Ltd.	29,000	69,223
Singapore Telecommunications, Ltd.	66,900	191,360
Venture Corp., Ltd.	7,000	43,530
Wilmar International, Ltd.	75,000	206,023

		$1,270,849

Spain — 3.8%
Abertis Infraestructuras SA	6,152	$103,861
Almirall SA	2,800	46,094
Amadeus IT Holding SA, Class A	7,299	332,837
Banco Santander SA	33,878	172,043
Bankia SA	14,959	13,954
CaixaBank SA	24,878	75,099
Ebro Foods SA	3,470	78,735
Enagas SA	2,600	79,378
Ence Energia y Celulosa SA	9,300	26,910
Ferrovial SA	6,364	137,304
Grifols SA	8,178	178,306
Iberdrola SA	26,621	189,508
Industria de Diseno Textil SA	8,791	282,943
Pharma Mar SA(1)	11,000	34,779
Red Electrica Corp. SA	1,282	114,655
Repsol SA	20,498	270,091
Telefonica SA(1)	21,727	237,676
Tubacex SA	12,500	32,635
Viscofan SA	1,824	102,469
Zardoya Otis SA	6,587	69,993

		$2,579,270

Sweden — 3.8%
Assa Abloy AB, Class B	2,883	$60,578
Axfood AB	2,772	51,397
BillerudKorsnas AB	5,767	89,684
Castellum AB	1,757	28,145
Elekta AB, Class B	11,730	85,784
Fabege AB	2,133	35,620
Hennes & Mauritz AB, Class B	8,337	296,883
Hexpol AB	9,658	99,955
Holmen AB, Class B	2,579	88,930

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)
ICA Gruppen AB	890	$29,262
Industrivarden AB, Class C	2,456	44,767
Lundin Petroleum AB(1)	6,164	115,647
Meda AB, Class A	11,337	209,508
Sandvik AB	2,450	25,172
Skandinaviska Enskilda Banken AB, Class A	3,470	33,175
Skanska AB, Class B	7,392	162,926
SKF AB, Class B	2,244	41,352
Svenska Cellulosa AB SCA, Class B	8,499	268,157
Svenska Handelsbanken AB, Class A	5,337	71,196
Swedbank AB, Class A	4,442	95,898
Telefonaktiebolaget LM Ericsson, Class B	32,761	265,443
Telia Co. AB	67,805	324,282
Volvo AB	3,350	39,285
Wihlborgs Fastigheter AB	1,547	31,432

		$2,594,478

Switzerland — 8.0%
Allreal Holding AG	214	$29,833
Alpiq Holding, Ltd.	241	16,109
Ascom Holding AG	1,636	26,809
Baloise Holding AG	178	22,064
Bucher Industries AG	89	21,378
Burckhardt Compression Holdings AG	55	19,604
Clariant AG	2,800	53,050
Compagnie Financiere Richemont SA, Class A	6,963	464,294
Daetwyler Holding AG	260	38,679
DKSH Holding AG	352	23,037
dorma+kaba Holding AG	61	39,612
Dufry AG(1)	429	56,550
EFG International AG(1)	2,438	15,240
Ems-Chemie Holding AG	96	47,507
Flughafen Zuerich AG(1)	75	68,900
Gategroup Holding AG	975	53,770
Geberit AG	325	125,038
Givaudan SA	114	225,020
Inficon Holding AG	86	28,414
Julius Baer Group, Ltd.	2,361	101,182
Komax Holding AG	194	42,901
Kuehne & Nagel International AG	665	95,970
Kuoni Reisen Holding AG(1)	68	26,157
Mobimo Holding AG	139	31,850
Nestle SA	12,024	897,467
Novartis AG	7,182	546,566
Panalpina Welttransport Holding AG	330	38,605
Pargesa Holding SA	333	23,170

Security	Shares	Value

Switzerland (continued)
Partners Group Holding AG	109	$44,956
PSP Swiss Property AG	420	40,507
Roche Holding AG PC	644	162,938
Schindler Holding AG	405	74,511
Schindler Holding AG PC	535	97,571
Schmolz & Bickenbach AG(1)	21,068	15,393
SGS SA	46	101,424
Sika AG	16	68,191
Sulzer AG	480	43,817
Swatch Group AG (The), Bearer Shares	442	150,802
Swatch Group, Ltd. (The)	458	30,643
Swiss Life Holding AG	399	100,914
Swiss Prime Site AG	678	59,438
Swiss Re AG	2,119	188,334
Swisscom AG	516	262,220
Syngenta AG	1,392	558,422
Temenos Group AG(1)	1,230	63,830
Valiant Holding AG	270	29,960
Valora Holding AG	105	25,646
Zehnder Group AG(1)	691	29,235
Zurich Insurance Group AG	620	139,118

		$5,466,646

United Kingdom — 15.3%
Anglo American PLC	11,476	$128,362
Antofagasta PLC	7,900	55,950
AstraZeneca PLC	5,032	288,699
Auto Trader Group PLC(2)	11,750	64,535
Aviva PLC	8,154	51,660
Babcock International Group PLC	3,446	47,820
BAE Systems PLC	15,161	105,773
Bellway PLC	1,375	49,235
Berendsen PLC	1,721	29,735
Berkeley Group Holdings PLC	1,125	49,298
BP PLC	80,176	441,720
British American Tobacco PLC	7,891	481,131
British Land Co. PLC (The)	2,591	27,261
BT Group PLC	25,356	164,359
Bunzl PLC	1,400	41,787
Burberry Group PLC	1,881	32,751
Capita PLC	2,374	34,784
Carnival PLC	758	37,808
Cineworld Group PLC	5,166	39,119
Close Brothers Group PLC	1,265	22,435
Cobham PLC	11,321	25,543
Compass Group PLC	7,415	132,049

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Croda International PLC	1,406	$61,938
CYBG PLC CDI(1)	1,128	3,688
Daily Mail & General Trust PLC, Class A	2,268	23,173
Diageo PLC	9,957	269,198
Dixons Carphone PLC	9,300	57,892
easyJet PLC	2,278	49,098
Elementis PLC	6,330	19,976
Essentra PLC	5,799	68,966
Experian PLC	8,507	155,889
FirstGroup PLC(1)	13,353	19,517
Fresnillo PLC	6,282	102,400
G4S PLC	13,501	37,229
Galliford Try PLC	1,478	27,630
GlaxoSmithKline PLC	37,061	792,085
Grainger PLC	8,181	26,614
Greene King PLC	2,038	24,391
Halma PLC	10,346	135,024
Hammerson PLC	3,110	26,615
Howden Joinery Group PLC	5,263	38,071
HSBC Holdings PLC	38,852	257,467
IMI PLC	3,100	42,423
Inchcape PLC	4,400	43,644
Inmarsat PLC	3,236	44,029
Intertek Group PLC	1,447	69,030
Intu Properties PLC	6,028	26,844
Kcom Group PLC	18,722	28,305
Keller Group PLC	1,779	22,962
Kingfisher PLC	14,750	78,584
Laird PLC	12,084	61,517
Land Securities Group PLC	1,680	27,827
Legal & General Group PLC	20,937	68,420
Lloyds Banking Group PLC	141,652	139,033
LondonMetric Property PLC	12,704	29,439
Marks & Spencer Group PLC	9,753	60,498
Marston’s PLC	12,099	25,418
Melrose Industries PLC	1,583	8,649
Micro Focus International PLC	3,386	75,736
Mitchells & Butlers PLC	4,075	16,003
Mitie Group PLC	5,571	22,124
Moneysupermarket.com Group PLC	16,319	74,963
National Grid PLC	54,281	774,514
NCC Group PLC	10,809	41,266
Next PLC	458	34,087
Oxford Instruments PLC	2,226	21,469
Paragon Group of Cos. PLC (The)	4,937	21,468
Pearson PLC	3,435	40,476

Security	Shares	Value

United Kingdom (continued)
Persimmon PLC	2,000	$58,172
Phoenix Group Holdings	2,631	33,105
Playtech PLC	4,633	54,560
Premier Farnell PLC	16,026	28,442
Provident Financial PLC	887	37,832
QinetiQ Group PLC	8,311	27,219
Randgold Resources, Ltd.	1,173	117,169
Reckitt Benckiser Group PLC	1,565	152,461
RELX PLC	3,294	58,357
Renishaw PLC	1,543	42,743
Rentokil Initial PLC	15,781	40,667
Rexam PLC	7,065	64,614
Rio Tinto PLC	9,093	305,037
Rotork PLC	7,570	20,710
Royal Dutch Shell PLC, Class A	24,804	649,696
Royal Mail PLC	6,900	49,146
RPC Group PLC	7,000	74,699
RSA Insurance Group PLC	3,640	24,451
Sage Group PLC (The)	21,278	184,308
SDL PLC	5,875	34,810
Segro PLC	5,128	31,331
Shaftesbury PLC	2,677	35,608
Sky PLC	3,598	49,458
Smiths Group PLC	1,428	23,174
Spectris PLC	1,770	47,223
Spirent Communications PLC	26,820	30,765
SSE PLC	15,241	336,728
Standard Chartered PLC	5,939	48,003
Tate & Lyle PLC	2,622	22,574
Travis Perkins PLC	2,060	55,733
TT Electronics PLC	8,490	19,241
UBM PLC	2,729	22,737
Ultra Electronics Holdings PLC	1,034	26,701
Unilever PLC	4,757	212,552
Victrex PLC	2,610	53,514
Vodafone Group PLC	273,699	881,814
William Hill PLC	6,621	30,313
WS Atkins PLC	1,397	27,260
Xaar PLC	3,933	27,857
Xchanging PLC(1)	11,221	31,007

		$10,519,194

Total Common Stocks (identified cost $68,321,826)		$67,370,988

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(3)	$260	$260,449

Total Short-Term Investments (identified cost $260,449)		$260,449

Total Investments — 98.4% (identified cost $68,582,275)		$67,631,437

Other Assets, Less Liabilities — 1.6%		$1,122,355

Net Assets — 100.0%		$68,753,792

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $109,189 or 0.2% of the Portfolio’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.1%	$23,459,271
British Pound Sterling	15.6	10,708,736
Japanese Yen	15.4	10,600,609
Swiss Franc	8.1	5,545,130
Australian Dollar	7.8	5,345,790
Swedish Krona	3.8	2,594,478
Hong Kong Dollar	3.4	2,340,145
United States Dollar	2.3	1,600,097
Danish Krone	2.0	1,366,369
Norwegian Krone	2.0	1,354,631
Singapore Dollar	1.6	1,130,299
Israeli Shekel	1.2	846,622
New Zealand Dollar	1.1	739,260

Total Investments	98.4%	$67,631,437

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	11.7%	$8,039,016
Financials	11.4	7,848,034
Consumer Staples	11.2	7,697,994
Consumer Discretionary	10.8	7,451,148
Materials	10.4	7,135,539
Telecommunication Services	10.0	6,856,770
Health Care	9.6	6,591,252
Information Technology	8.6	5,929,774
Utilities	7.9	5,427,399
Energy	6.4	4,394,062
Short-Term Investments	0.4	260,449

Total Investments	98.4%	$67,631,437

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $68,321,826)	$67,370,988
Affiliated investment, at value (identified cost, $260,449)	260,449
Foreign currency, at value (identified cost, $107,040)	108,001
Dividends receivable	236,951
Interest receivable from affiliated investment	80
Tax reclaims receivable	863,070
Total assets	$68,839,539

Liabilities
Payable to affiliates:
Investment adviser fee	$41,996
Trustees’ fees	354
Accrued expenses	43,397
Total liabilities	$85,747
Net Assets applicable to investors’ interest in Portfolio	$68,753,792

Sources of Net Assets
Investors’ capital	$69,693,113
Net unrealized depreciation	(939,321)
Total	$68,753,792

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends (net of foreign taxes, $108,474)	$1,028,905
Interest allocated from affiliated investment	370
Expenses allocated from affiliated investment	(15)
Total investment income	$1,029,260

Expenses
Investment adviser fee	$253,777
Trustees’ fees and expenses	2,048
Custodian fee	32,251
Legal and accounting services	23,465
Miscellaneous	21,797
Total expenses	$333,338

Net investment income	$695,922

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$380,819
Investment transactions allocated from affiliated investment	1
Foreign currency transactions	3,788
Net realized gain	$384,608
Change in unrealized appreciation (depreciation) —
Investments	$(822,388)
Foreign currency	39,837
Net change in unrealized appreciation (depreciation)	$(782,551)

Net realized and unrealized loss	$(397,943)

Net increase in net assets from operations	$297,979

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$695,922	$1,849,003
Net realized gain from investment and foreign currency transactions	384,608	5,839,136
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(782,551)	(6,746,825)
Net increase in net assets from operations	$297,979	$941,314
Capital transactions —
Contributions	$1,854,957	$2,926,693
Withdrawals	(5,317,382)	(42,981,733)
Net decrease in net assets from capital transactions	$(3,462,425)	$(40,055,040)

Net decrease in net assets	$(3,164,446)	$(39,113,726)

Net Assets
At beginning of period	$71,918,238	$111,031,964
At end of period	$68,753,792	$71,918,238

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014		2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.99	%(2)	0.92%	0.92%		0.94%	1.03%	1.13%
Net investment income	2.06	%(2)	2.06%	2.55	%(3)	2.28%	2.60%	1.67%
Portfolio Turnover	1	%(4)	11%	53%		30%	117%	41%

Total Return	0.68	%(4)	0.31%	1.30%		21.20%	10.24%	(9.16)%

Net assets, end of period (000’s omitted)	$68,754		$71,918	$111,032		$115,036	$103,291	$108,855

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.41% of average daily net assets.

(4)	Not annualized.

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 53.0% and 47.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

29

Tax-Managed International Equity Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $253,777 or 0.75% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $374,004 and $3,142,145, respectively, for the six months ended April 30, 2016.

30

Tax-Managed International Equity Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,746,735

Gross unrealized appreciation	$8,035,611
Gross unrealized depreciation	(9,150,909)

Net unrealized depreciation	$(1,115,298)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

Tax-Managed International Equity Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$204,870	$20,440,798		$—	$20,645,668
Developed Europe	488,343	44,978,766		—	45,467,109
Developed Middle East	383,015	875,196		—	1,258,211

Total Common Stocks	$1,076,228	$66,294,760	*	$—	$67,370,988
Short-Term Investments	$—	$260,449		$—	$260,449

Total Investments	$1,076,228	$66,555,209		$—	$67,631,437

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

32

Parametric Tax-Managed International Equity Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Parametric Tax-Managed International Equity Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

34

Parametric Tax-Managed International Equity Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Parametric Tax-Managed International Equity Fund

April 30, 2016

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.16

Eaton Vance Short Duration Government Income Fund Semiannual Report April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Short Duration Government Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	32

Officers and Trustees	36

Important Notices	37

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Performance1,2

Portfolio Manager Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2002	09/30/2002	–0.09%	0.25%	1.29%	2.84%
Class A with 2.25% Maximum Sales Charge	—	—	–2.30	–2.06	0.83	2.61
Class B at NAV	09/30/2002	09/30/2002	–0.46	–0.49	0.53	2.07
Class B with 3% Maximum Sales Charge	—	—	–3.42	–3.42	0.53	2.07
Class C at NAV	09/30/2002	09/30/2002	–0.39	–0.35	0.68	2.23
Class C with 1% Maximum Sales Charge	—	—	–1.37	–1.33	0.68	2.23
Class I at NAV	05/04/2009	09/30/2002	0.03	0.49	1.54	3.01
BofA Merrill Lynch 1–3 Year U.S. Treasury Index	—	—	0.60%	0.91%	0.79%	2.44%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.99%	1.75%	1.59%	0.74%

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of the Portfolio or Fund in which it invests.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$999.10	$4.72	0.95%
Class B	$1,000.00	$995.40	$8.43	1.70%
Class C	$1,000.00	$996.10	$7.69	1.55%
Class I	$1,000.00	$1,000.30	$3.48	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.77	0.95%
Class B	$1,000.00	$1,016.40	$8.52	1.70%
Class C	$1,000.00	$1,017.20	$7.77	1.55%
Class I	$1,000.00	$1,021.40	$3.52	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Short-Term U.S. Government Portfolio, at value (identified cost, $477,829,984)	$476,045,623
Investment in Senior Debt Portfolio, at value (identified cost, $21,052,391)	20,318,175
Receivable for Fund shares sold	1,379,637
Total assets	$497,743,435

Liabilities
Payable for Fund shares redeemed	$2,690,283
Distributions payable	119,987
Payable to affiliates:
Distribution and service fees	96,149
Trustees’ fees	42
Accrued expenses	65,534
Total liabilities	$2,971,995
Net Assets	$494,771,440

Sources of Net Assets
Paid-in capital	$531,684,004
Accumulated net realized loss from Portfolios	(32,951,274)
Accumulated distributions in excess of net investment income	(1,442,713)
Net unrealized depreciation from Portfolios	(2,518,577)
Total	$494,771,440

Class A Shares
Net Assets	$162,964,814
Shares Outstanding	19,663,411
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.29
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$8.48

Class B Shares
Net Assets	$636,280
Shares Outstanding	76,671
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.30

Class C Shares
Net Assets	$87,015,840
Shares Outstanding	10,483,535
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.30

Class I Shares
Net Assets	$244,154,506
Shares Outstanding	29,488,695
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.28

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income allocated from Portfolios	$8,046,958
Expenses allocated from Portfolios	(1,622,384)
Total investment income from Portfolios	$6,424,574

Expenses
Distribution and service fees
Class A	$207,205
Class B	3,917
Class C	389,279
Trustees’ fees and expenses	251
Custodian fee	24,166
Transfer and dividend disbursing agent fees	157,575
Legal and accounting services	23,529
Printing and postage	32,399
Registration fees	48,326
Miscellaneous	7,125
Total expenses	$893,772

Net investment income	$5,530,802

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions — affiliated Portfolio	$(843,853)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	5,323,935
Financial futures contracts	(1,493,062)
Swap contracts	(454,275)
Foreign currency and forward foreign currency exchange contract transactions	22,986
Net realized gain	$2,555,731
Change in unrealized appreciation (depreciation) —
Investments — affiliated Portfolio	$843,853
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments	(6,961,379)
Financial futures contracts	55,476
Swap contracts	(2,607,091)
Foreign currency and forward foreign currency exchange contracts	(29,687)
Net change in unrealized appreciation (depreciation)	$(8,698,828)

Net realized and unrealized loss	$(6,143,097)

Net decrease in net assets from operations	$(612,295)

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$5,530,802	$7,668,080
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	2,555,731	(1,813,410)
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(8,698,828)	(1,936,512)
Net increase (decrease) in net assets from operations	$(612,295)	$3,918,158
Distributions to shareholders —
From net investment income
Class A	$(2,053,899)	$(4,020,360)
Class B	(6,790)	(36,017)
Class C	(856,510)	(1,909,200)
Class I	(3,950,449)	(5,644,710)
Total distributions to shareholders	$(6,867,648)	$(11,610,287)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$67,329,659	$84,799,015
Class B	308,895	320,718
Class C	23,622,733	39,280,656
Class I	137,667,737	235,186,082
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,786,388	3,147,609
Class B	6,162	33,177
Class C	774,840	1,682,194
Class I	3,620,516	4,985,169
Cost of shares redeemed
Class A	(56,044,353)	(62,623,353)
Class B	(404,201)	(657,554)
Class C	(27,961,529)	(26,520,234)
Class I	(147,604,905)	(66,893,354)
Net asset value of shares exchanged
Class A	331,699	938,222
Class B	(331,699)	(938,222)
Net increase in net assets from Fund share transactions	$3,101,942	$212,740,125

Net increase (decrease) in net assets	$(4,378,001)	$205,047,996

Net Assets
At beginning of period	$499,149,441	$294,101,445
At end of period	$494,771,440	$499,149,441

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,442,713)	$(105,867)

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012	2011
Net asset value — Beginning of period	$8.400		$8.570	$8.620		$9.020		$8.980	$9.210

Income (Loss) From Operations
Net investment income(1)	$0.082		$0.175	$0.151		$0.169		$0.223	$0.218
Net realized and unrealized gain (loss)	(0.090)		(0.080)	0.073		(0.290)		0.105	(0.160)

Total income (loss) from operations	$(0.008)		$0.095	$0.224		$(0.121)		$0.328	$0.058

Less Distributions
From net investment income	$(0.102)		$(0.265)	$(0.271)		$(0.279)		$(0.288)	$(0.288)
Tax return of capital	—		—	(0.003)		—		—	—

Total distributions	$(0.102)		$(0.265)	$(0.274)		$(0.279)		$(0.288)	$(0.288)

Net asset value — End of period	$8.290		$8.400	$8.570		$8.620		$9.020	$8.980

Total Return(2)	(0.09	)%(3)	1.12%	2.64%		(1.36)%		3.71%	0.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162,965		$151,875	$128,250		$145,119		$216,430	$250,375
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.95	%(6)	0.99%	1.03	%(7)	0.99	%(7)	0.94%	0.93%
Net investment income	1.99	%(6)	2.07%	1.76%		1.91%		2.48%	2.40%
Portfolio Turnover of the Fund(8)	32	%(3)	19%	31%		35%		17%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012	2011
Net asset value — Beginning of period	$8.410		$8.580	$8.630		$9.030		$8.990	$9.220

Income (Loss) From Operations
Net investment income(1)	$0.052		$0.115	$0.088		$0.102		$0.156	$0.150
Net realized and unrealized gain (loss)	(0.090)		(0.083)	0.071		(0.290)		0.104	(0.160)

Total income (loss) from operations	$(0.038)		$0.032	$0.159		$(0.188)		$0.260	$(0.010)

Less Distributions
From net investment income	$(0.072)		$(0.202)	$(0.207)		$(0.212)		$(0.220)	$(0.220)
Tax return of capital	—		—	(0.002)		—		—	—

Total distributions	$(0.072)		$(0.202)	$(0.209)		$(0.212)		$(0.220)	$(0.220)

Net asset value — End of period	$8.300		$8.410	$8.580		$8.630		$9.030	$8.990

Total Return(2)	(0.46	)%(3)	0.37%	1.87%		(2.10)%		2.93%	(0.10)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$636		$1,068	$2,341		$3,964		$7,565	$9,997
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.70	%(6)	1.75%	1.78	%(7)	1.74	%(7)	1.70%	1.68%
Net investment income	1.26	%(6)	1.36%	1.02%		1.16%		1.74%	1.66%
Portfolio Turnover of the Fund(8)	32	%(3)	19%	31%		35%		17%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012	2011
Net asset value — Beginning of period	$8.410		$8.580	$8.630		$9.030		$8.990	$9.220

Income (Loss) From Operations
Net investment income(1)	$0.058		$0.124	$0.100		$0.116		$0.169	$0.163
Net realized and unrealized gain (loss)	(0.090)		(0.079)	0.072		(0.291)		0.104	(0.160)

Total income (loss) from operations	$(0.032)		$0.045	$0.172		$(0.175)		$0.273	$0.003

Less Distributions
From net investment income	$(0.078)		$(0.215)	$(0.220)		$(0.225)		$(0.233)	$(0.233)
Tax return of capital	—		—	(0.002)		—		—	—

Total distributions	$(0.078)		$(0.215)	$(0.222)		$(0.225)		$(0.233)	$(0.233)

Net asset value — End of period	$8.300		$8.410	$8.580		$8.630		$9.030	$8.990

Total Return(2)	(0.39	)%(3)	0.52%	2.02%		(1.96)%		3.08%	0.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,016		$91,850	$78,972		$93,297		$127,146	$132,240
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.55	%(6)	1.59%	1.63	%(7)	1.59	%(7)	1.54%	1.53%
Net investment income	1.39	%(6)	1.46%	1.16%		1.31%		1.88%	1.80%
Portfolio Turnover of the Fund(8)	32	%(3)	19%	31%		35%		17%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012	2011
Net asset value — Beginning of period	$8.390		$8.560	$8.610		$9.010		$8.970	$9.200

Income (Loss) From Operations
Net investment income(1)	$0.093		$0.192	$0.169		$0.191		$0.244	$0.239
Net realized and unrealized gain (loss)	(0.090)		(0.076)	0.076		(0.289)		0.107	(0.158)

Total income (loss) from operations	$0.003		$0.116	$0.245		$(0.098)		$0.351	$0.081

Less Distributions
From net investment income	$(0.113)		$(0.286)	$(0.292)		$(0.302)		$(0.311)	$(0.311)
Tax return of capital	—		—	(0.003)		—		—	—

Total distributions	$(0.113)		$(0.286)	$(0.295)		$(0.302)		$(0.311)	$(0.311)

Net asset value — End of period	$8.280		$8.390	$8.560		$8.610		$9.010	$8.970

Total Return(2)	0.03	%(3)	1.37%	2.89%		(1.11)%		3.98%	0.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$244,155		$254,357	$84,538		$57,710		$74,387	$66,141
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.70	%(6)	0.74%	0.78	%(7)	0.74	%(7)	0.69%	0.68%
Net investment income	2.24	%(6)	2.27%	1.97%		2.16%		2.72%	2.64%
Portfolio Turnover of the Fund(8)	32	%(3)	19%	31%		35%		17%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares four years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2016 were as follows: Short-Term U.S. Government Portfolio (99.3%) and Senior Debt Portfolio (0.4%). During the six months ended April 30, 2016, the Fund also invested in Government Obligations Portfolio. The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Short-Term U.S. Government Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Short-Term U.S. Government Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Senior Debt Portfolio for applicable investments.

Additional valuation policies for Senior Debt Portfolio (the Portfolio) is as follows:

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

12

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $28,480,089 and deferred capital losses of $7,219,819 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($16,216,716) and October 31, 2019 ($12,263,373) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2015, $2,248,347 are short-term and $4,971,472 are long-term.

13

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets, all of which is waived. The fee reduction agreement may not be terminated without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by a majority of the shareholders. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2016, the Fund’s allocated portion of the advisor fees paid by the Portfolios amounted to $1,425,213 or 0.52% (annualized) of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $5,997 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $4,829 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $207,205 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $2,938 and $274,785 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $979 and $114,494 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $9,000, less than $100 and $6,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Short-Term U.S. Government Portfolio	$189,241,125	$114,631,369
Government Obligations Portfolio	8,081	60,081,813
Senior Debt Portfolio	—	—

14

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	8,070,110	10,016,081
Issued to shareholders electing to receive payments of distributions in Fund shares	214,832	371,284
Redemptions	(6,742,146)	(7,383,358)
Exchange from Class B shares	39,654	110,489

Net increase	1,582,450	3,114,496

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	37,044	37,946
Issued to shareholders electing to receive payments of distributions in Fund shares	740	3,903
Redemptions	(48,508)	(77,325)
Exchange to Class A shares	(39,583)	(110,327)

Net decrease	(50,307)	(145,803)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	2,827,714	4,635,787
Issued to shareholders electing to receive payments of distributions in Fund shares	93,039	198,140
Redemptions	(3,354,901)	(3,118,239)

Net increase (decrease)	(434,148)	1,715,688

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	16,566,784	27,748,792
Issued to shareholders electing to receive payments of distributions in Fund shares	435,911	589,355
Redemptions	(17,823,219)	(7,904,597)

Net increase (decrease)	(820,524)	20,433,550

15

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016 and October 31, 2015, the Fund’s investment in Senior Debt Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, were valued based on Level 1 inputs.

16

Short-Term U.S. Government Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 29.8%

Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.:
1.905%, with various maturities to 2022(1)	$1,421		$1,439,578
1.914%, with various maturities to 2037(1)	1,411		1,440,707
2.121%, with maturity at 2035(1)	2,610		2,637,982
2.386%, with maturity at 2034(1)	3,872		4,051,827
2.445%, with maturity at 2020(1)	161		163,194
2.495%, with maturity at 2033(1)	1,512		1,595,678
2.53%, with maturity at 2022(1)	72		72,849
2.556%, with maturity at 2035(1)	6,821		7,202,704
2.565%, with maturity at 2035(1)	8,628		9,112,343
2.586%, with maturity at 2036(1)	3,091		3,262,657
2.632%, with maturity at 2038(1)	3,200		3,359,317
2.645%, with maturity at 2036(1)	3,555		3,763,637
2.722%, with maturity at 2023(1)	811		831,502
2.873%, with maturity at 2035(1)	2,266		2,374,289
2.876%, with maturity at 2025(1)	719		746,727
3.073%, with maturity at 2032(1)	688		705,024
3.308%, with maturity at 2029(1)	374		375,917
3.861%, with maturity at 2034(1)	486		523,253
4.083%, with maturity at 2037(1)	2,546		2,741,217
4.40%, with maturity at 2030(1)	741		797,939
4.50%, with various maturities to 2035	1,996		2,139,995
4.695%, with maturity at 2032(1)	416		434,795
4.712%, with maturity at 2033(1)	2,959		3,196,976
5.00%, with various maturities to 2018	836		864,095
5.50%, with various maturities to 2018	369		379,299
6.00%, with various maturities to 2035(2)	4,263		4,910,569
6.50%, with maturity at 2017	182		185,927
7.00%, with various maturities to 2035	925		1,095,470
7.50%, with maturity at 2017	0	(3)	500
8.00%, with various maturities to 2025	42		42,420
9.25%, with maturity at 2017	0	(3)	97

			$60,448,484

Federal National Mortgage Association:
1.894%, with maturity at 2032(1)	$1,589		$1,629,127
1.905%, with maturity at 2033(1)	468		479,519
1.914%, with various maturities to 2037(1)	882		901,354
2.004%, with maturity at 2018(1)	8		8,435
2.024%, with maturity at 2031(1)	2,097		2,126,055
2.058%, with maturity at 2038(1)	781		791,184
2.338%, with maturity at 2033(1)	928		974,138
2.422%, with maturity at 2037(1)	2,832		2,982,752
2.43%, with maturity at 2029(1)	59		60,012
2.469%, with maturity at 2020(1)	253		252,577

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
2.476%, with maturity at 2040(1)	$1,073	$1,125,214
2.485%, with maturity at 2028(1)	2,001	2,068,414
2.492%, with maturity at 2036(1)	868	915,187
2.524%, with maturity at 2031(1)	1,971	2,038,962
2.529%, with maturity at 2039(1)	5,301	5,594,627
2.533%, with maturity at 2033(1)	7,364	7,776,680
2.584%, with maturity at 2036(1)	3,640	3,851,265
2.588%, with maturity at 2036(1)	254	257,941
2.592%, with maturity at 2030(1)	241	244,518
2.639%, with maturity at 2018(1)	72	71,994
2.717%, with maturity at 2038(1)	1,473	1,562,791
2.725%, with maturity at 2035(1)	2,443	2,570,755
2.737%, with maturity at 2030(1)	915	936,646
2.818%, with maturity at 2018(1)	7	7,210
2.844%, with maturity at 2030(1)	919	959,290
2.854%, with maturity at 2019(1)	505	513,733
2.894%, with maturity at 2021(1)	296	301,213
3.00%, with maturity at 2036(1)	776	793,943
3.038%, with maturity at 2034(1)	1,318	1,396,742
3.226%, with maturity at 2034(1)	2,115	2,239,116
3.561%, with maturity at 2021(1)	248	254,070
3.591%, with maturity at 2026(1)	702	749,839
3.625%, with maturity at 2034(1)	3,299	3,539,857
3.654%, with maturity at 2021(1)	414	424,183
3.706%, with maturity at 2035(1)	1,237	1,324,745
3.795%, with maturity at 2036(1)	1,796	1,933,815
3.806%, with maturity at 2036(1)	206	215,859
3.848%, with maturity at 2035(1)	891	959,512
3.932%, with maturity at 2034(1)	2,169	2,322,502
4.071%, with maturity at 2035(1)	1,420	1,532,957
4.104%, with maturity at 2033(1)	761	826,808
4.328%, with maturity at 2034(1)	646	696,048
4.523%, with maturity at 2029(1)	1,392	1,498,851
4.642%, with maturity at 2034(1)	803	864,561
4.69%, with maturity at 2034(1)	1,449	1,555,081
5.00%, with various maturities to 2019	1,301	1,350,147
6.00%, with various maturities to 2031	688	778,697
6.319%, with maturity at 2032(1)	285	313,299
6.50%, with maturity at 2036	6,599	7,635,414
7.00%, with various maturities to 2035	4,930	5,865,089
8.00%, with maturity at 2034	908	1,073,650
9.50%, with maturity at 2022	112	123,540
9.508%, with maturity at 2018	14	14,553

		$81,284,471

17	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$564	$577,931
5.00%, with maturity at 2018	475	493,537
8.25%, with maturity at 2020	75	81,066
9.00%, with maturity at 2017	15	15,602

		$1,168,136

Total Mortgage Pass-Throughs (identified cost $141,248,395)		$142,901,091

Collateralized Mortgage Obligations — 65.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(4)	$4,796	$4,460,794
Series 1395, Class F, 1.32%, 10/15/22(5)	31	30,813
Series 2135, Class JZ, 6.00%, 3/15/29	1,361	1,535,875
Series 3030, (Interest Only), Class SL, 5.667%, 9/15/35(6)(7)	4,571	815,929
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(4)	1,977	1,747,161
Series 3114, (Interest Only), Class TS, 6.217%, 9/15/30(6)(7)	10,869	1,924,286
Series 3339, (Interest Only), Class JI, 6.157%, 7/15/37(6)(7)	3,580	686,031
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(4)	728	685,794
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(6)	6,061	553,406
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(6)	4,959	566,988
Series 4094, (Interest Only), Class CS, 5.567%, 8/15/42(6)(7)	7,289	1,456,655
Series 4109, (Interest Only), Class SA, 5.767%, 9/15/32(6)(7)	4,620	959,179
Series 4212, (Interest Only), Class SA, 5.767%, 7/15/38(6)(7)	14,016	1,843,860
Series 4213, Class ZG, 3.50%, 6/15/43	4,498	4,502,114
Series 4299, Class JG, 2.50%, 7/15/43	10,580	10,630,582
Series 4319, Class SY, 7.116%, 3/15/44(7)	822	844,498
Series 4336, Class GU, 3.50%, 2/15/53	1,525	1,557,850
Series 4385, Class SC, 8.321%, 9/15/44(7)	2,001	2,101,357
Series 4389, Class CA, 3.00%, 9/15/44	12,391	12,699,671
Series 4407, Class LN, 8.309%, 12/15/43(7)	810	851,216
Series 4452, (Interest Only), Class SP, 5.767%, 10/15/43(6)(7)	9,869	1,309,582
Series 4489, Class ZQ, 4.00%, 7/15/45	3,654	3,654,216
Series 4490, Class PZ, 4.00%, 7/15/45	4,356	4,372,915
Series 4490, Class ZP, 4.00%, 7/15/45	1,553	1,552,284
Series 4495, Class JA, 3.50%, 5/15/45	4,152	4,256,968

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4497, (Interest Only), Class CS, 5.767%, 9/15/44(6)(7)	$4,805	$852,120
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(6)	14,575	2,765,264
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(6)	6,797	853,219
Series 4507, Class Z, 3.00%, 9/15/45	1,914	1,914,529
Series 4520, Class JZ, 3.50%, 8/15/45	3,183	3,182,704
Series 4528, Class BP, 3.50%, 11/15/45	971	978,443
Series 4538, Class ZE, 4.50%, 12/15/45	3,859	3,865,831
Series 4549, (Interest Only), Class DS, 5.467%, 8/15/45(6)(7)	11,589	1,961,297
Series 4550, Class ZT, 2.00%, 1/15/45	7,798	7,808,482
Series 4560, Class EZ, 3.00%, 3/15/43	3,539	3,550,704
Series 4568, Class ZM, 4.00%, 4/15/46	16,395	16,436,262

		$109,768,879

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M3, 5.983%, 7/25/28(5)	$2,750	$2,890,326

		$2,890,326

Federal National Mortgage Association:
Series G93-17, Class FA, 1.439%, 4/25/23(5)	$77	$77,590
Series G93-36, Class ZQ, 6.50%, 12/25/23	355	394,637
Series G97-4, Class FA, 1.236%, 6/17/27(5)	327	330,268
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(6)	936	174,609
Series 1993-203, Class PL, 6.50%, 10/25/23	349	391,443
Series 1994-14, Class F, 2.27%, 10/25/23(5)	374	380,918
Series 2001-4, Class GA, 9.365%, 4/17/25(8)	39	43,087
Series 2004-60, (Interest Only), Class SW, 6.611%, 4/25/34(6)(7)	5,552	1,111,340
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(6)	4,254	1,135,457
Series 2006-65, (Interest Only), Class PS, 6.781%, 7/25/36(6)(7)	3,148	668,872
Series 2007-99, (Interest Only), Class SD, 5.961%, 10/25/37(6)(7)	5,079	954,406
Series 2007-102, (Interest Only), Class ST, 6.001%, 11/25/37(6)(7)	2,642	507,991
Series 2009-48, Class WA, 5.835%, 7/25/39(8)	1,029	1,158,628
Series 2009-62, Class WA, 5.567%, 8/25/39(8)	1,665	1,874,895
Series 2009-93, (Interest Only), Class SC, 5.711%, 11/25/39(6)(7)	9,171	1,667,161
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(6)	1,878	41,485
Series 2010-112, Class DZ, 4.00%, 10/25/40	2,016	2,097,687
Series 2010-135, (Interest Only), Class SD, 5.561%, 6/25/39(6)(7)	4,993	571,708
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(6)	4,105	222,339

18	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2011-49, Class NT, 6.00%, 6/25/41(7)	$806	$890,819
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(6)	3,557	826,608
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(6)	5,125	343,262
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(6)	11,066	1,132,545
Series 2012-14, Class MH, 2.00%, 12/25/40	814	823,269
Series 2012-35, Class GE, 3.00%, 5/25/40	12,028	12,349,556
Series 2012-73, (Interest Only), Class MS, 5.611%, 5/25/39(6)(7)	6,753	744,212
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(4)	5,678	5,088,918
Series 2012-86, (Interest Only), Class CS, 5.661%, 4/25/39(6)(7)	5,415	614,275
Series 2012-103, (Interest Only), Class GS, 5.661%, 2/25/40(6)(7)	14,056	1,618,241
Series 2012-140, Class SC, 7.107%, 12/25/42(7)	1,764	1,783,689
Series 2012-147, (Interest Only), Class SA, 5.661%, 1/25/43(6)(7)	4,111	822,857
Series 2013-52, Class GA, 1.00%, 6/25/43	7,860	7,529,857
Series 2013-119, Class PD, 2.50%, 1/25/43	1,209	1,217,797
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(6)	6,703	484,289
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(6)	6,665	480,395
Series 2014-5, Class LB, 2.50%, 7/25/43	2,755	2,776,023
Series 2014-41, (Interest Only), Class SA, 5.611%, 7/25/44(6)(7)	6,881	1,352,295
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(6)	6,956	1,019,445
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(6)	6,228	851,989
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(6)	9,514	1,399,788
Series 2015-11, Class AZ, 4.00%, 12/25/43	3,368	3,391,112
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(6)	5,348	759,798
Series 2015-31, (Interest Only), Class SG, 5.661%, 5/25/45(6)(7)	8,232	1,433,711
Series 2015-35, Class US, 7.832%, 6/25/45(7)	2,421	2,451,398
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(6)	7,079	971,398
Series 2015-42, Class SC, 7.358%, 5/25/45(7)	543	543,538
Series 2015-43, Class ZA, 4.00%, 6/25/45	1,957	1,965,369
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(6)	10,346	1,061,412
Series 2015-74, Class SL, 2.092%, 10/25/45(7)	5,881	5,515,067

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2015-89, Class JZ, 4.00%, 12/25/45	$5,340	$5,381,840
Series 2016-22, Class ZE, 3.00%, 6/25/44	19,811	19,919,450

		$101,348,743

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.039%, 5/25/24(5)	$3,000	$2,766,927
Series 2015-C03, Class 1M2, 5.439%, 7/25/25(5)	1,000	1,031,873

		$3,798,800

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(4)	$3,539	$3,150,116
Series 2010-134, (Interest Only), Class ES, 5.561%, 11/20/39(6)(7)	16,150	1,676,509
Series 2011-48, (Interest Only), Class SD, 6.231%, 10/20/36(6)(7)	5,742	468,659
Series 2011-156, Class GA, 2.00%, 12/16/41	2,484	2,401,316
Series 2014-5, Class TS, 10.843%, 1/16/44(7)	497	499,030
Series 2014-98, (Interest Only), Class IM, 1.134%, 1/20/43(6)(8)	45,774	1,700,529
Series 2014-146, Class S, 5.492%, 10/20/44(7)	886	887,154
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(4)	3,663	3,260,873
Series 2015-62, Class PQ, 3.00%, 5/20/45	3,342	3,387,087
Series 2015-116, (Interest Only), Class AS, 5.261%, 8/20/45(6)(7)	6,007	769,938
Series 2015-121, Class ZA, 3.50%, 8/20/45	1,445	1,444,375
Series 2015-126, Class SW, 5.357%, 8/20/45(7)	3,387	3,348,201
Series 2015-139, Class EZ, 2.50%, 9/16/45	2,773	2,781,181
Series 2015-144, Class GQ, 3.00%, 10/20/45	3,759	3,758,952
Series 2015-144, Class KB, 3.00%, 8/20/44	2,365	2,380,127
Series 2015-151, (Interest Only), Class KI, 0.695%, 11/20/42(6)(8)	66,740	1,848,427
Series 2015-165, Class ZH, 3.00%, 8/20/45	2,262	2,265,342
Series 2015-186, Class ZA, 4.00%, 12/20/45	12,197	12,240,273
Series 2016-4, Class ZK, 3.00%, 1/20/46	979	983,089
Series 2016-16, Class UZ, 3.00%, 2/16/46	1,475	1,474,390
Series 2016-37, Class KY, 3.00%, 3/20/46	1,513	1,527,611
Series 2016-44, Class Z, 3.00%, 1/16/40	7,106	7,150,920
Series 2016-58, Class CZ, 2.25%, 7/20/45	10,143	10,066,482
Series 2016-58, Class TZ, 2.00%, 12/20/39	16,471	16,244,954
Series 2016-58, Class ZC, 2.00%, 10/20/43	7,545	7,488,027
Series 2016-75, Class LZ, 2.25%, 10/20/39(9)	2,200	2,176,625

		$95,380,187

Total Collateralized Mortgage Obligations (identified cost $314,348,547)		$313,186,935

19	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Obligations — 4.5%

Security	Principal Amount (000’s omitted)	Value

Federal Farm Credit Bank:
3.25%, 7/1/30	$2,500	$2,627,193
3.95%, 8/6/37	12,000	13,324,152

		$15,951,345

Federal Home Loan Bank:
5.50%, 7/15/36	$4,000	$5,495,788

		$5,495,788

Total U.S. Government Agency Obligations (identified cost $19,542,729)		$21,447,133

Call Options Purchased — 0.0%(10)

Description	Number of Contracts	Strike Price	Expiration Date	Value

U.S. Long Treasury Bond Futures 6/2016	123	USD 171.00	5/20/16	$17,297

Total Call Options Purchased (identified cost $254,469)				$17,297

Total Investments — 99.6% (identified cost $475,394,140)				$477,552,456

Other Assets, Less Liabilities — 0.4%				$1,794,808

Net Assets — 100.0%				$479,347,264

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2016.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Principal amount is less than $500.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2016.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

(9)	When-issued/delayed delivery security.

(10)	Amount is less than 0.05%.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 2-Year Treasury Note	150	Short	Jun-16	$(32,831,250)	$(32,793,750)	$37,500
U.S. 5-Year Treasury Note	394	Short	Jun-16	(47,807,326)	(47,640,141)	167,185
U.S. Ultra 10-Year Treasury Note	165	Long	Jun-16	23,256,698	23,192,813	(63,885)
U.S. Long Treasury Bond	39	Short	Jun-16	(6,473,696)	(6,369,188)	104,508
U.S. Ultra-Long Treasury Bond	105	Long	Jun-16	18,337,266	17,991,094	(346,172)

						$(100,864)

20	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation

LCH.Clearnet	$50,000	Receives	3-month USD-LIBOR-BBA	2.448%	10/20/25	$(2,304,017)

						$(2,304,017)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation

Deutsche Bank AG	$10,000	Receives	3-month USD-LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(1,246,677)

						$(1,246,677)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

21	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $475,394,140)	$477,552,456
Cash	113,439
Restricted cash*	3,016,953
Interest receivable	2,123,660
Interest receivable from affiliated investment	7,022
Receivable for investments sold	928,867
Receivable for variation margin on open financial futures contracts	65,571
Total assets	$483,807,968

Liabilities
Demand note payable	$700,000
Payable for when-issued/delayed delivery securities	2,180,200
Payable for variation margin on open centrally cleared swap contracts	49,291
Payable for open swap contracts	1,246,677
Payable to affiliate:
Investment adviser fee	204,687
Trustees’ fees	2,277
Accrued expenses	77,572
Total liabilities	$4,460,704
Net Assets applicable to investors’ interest in Portfolio	$479,347,264

Sources of Net Assets
Investors’ capital	$480,840,506
Net unrealized depreciation	(1,493,242)
Total	$479,347,264

*	Represents restricted cash on deposit at the broker for open derivative contracts.

22	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest	$7,237,056
Interest allocated from affiliated investment	47,071
Expenses allocated from affiliated investment	(2,064)
Total investment income	$7,282,063

Expenses
Investment adviser fee	$1,236,193
Trustees’ fees and expenses	14,000
Custodian fee	74,451
Legal and accounting services	35,167
Miscellaneous	10,905
Total expenses	$1,370,716

Net investment income	$5,911,347

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,450,817
Investment transactions allocated from affiliated investment	80
Financial futures contracts	(1,562,566)
Swap contracts	(425,511)
Net realized gain	$3,462,820
Change in unrealized appreciation (depreciation) —
Investments	$(7,072,837)
Financial futures contracts	50,012
Swap contracts	(2,676,155)
Net change in unrealized appreciation (depreciation)	$(9,698,980)

Net realized and unrealized loss	$(6,236,160)

Net decrease in net assets from operations	$(324,813)

23	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$5,911,347	$7,672,074
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	3,462,820	(1,998,272)
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	(9,698,980)	(547,854)
Net increase (decrease) in net assets from operations	$(324,813)	$5,125,948
Capital transactions —
Contributions	$190,610,559	$246,565,479
Withdrawals	(122,765,769)	(83,794,125)
Net increase in net assets from capital transactions	$67,844,790	$162,771,354

Net increase in net assets	$67,519,977	$167,897,302

Net Assets
At beginning of period	$411,827,287	$243,929,985
At end of period	$479,347,264	$411,827,287

24	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55	%(2)	0.56%	0.57%	0.57%	0.57%	0.56%
Net investment income	2.39	%(2)	2.40%	2.37%	2.28%	2.63%	2.68%
Portfolio Turnover	40	%(3)	30%	18%	12%	15%	6%

Total Return	(0.03	)%(3)	1.66%	3.14%	(1.29)%	3.72%	0.63%

Net assets, end of period (000’s omitted)	$479,347		$411,827	$243,930	$268,742	$403,869	$432,192

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

25	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short-Term U.S. Government Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Short Duration Government Income Fund and Eaton Vance Multi-Strategy Absolute Return Fund held an interest of 99.3% and 0.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit

26

Short-Term U.S. Government Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

K  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the

27

Short-Term U.S. Government Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

N  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $1,236,193. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities and paydowns, aggregated $302,919,353 and $179,988,870, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$476,847,750

Gross unrealized appreciation	$9,884,468
Gross unrealized depreciation	(9,179,762)

Net unrealized appreciation	$704,706

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at

28

Short-Term U.S. Government Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, interest rate swaps and purchased options to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts (other that centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $1,246,677. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,574,904 at April 30, 2016.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$17,297	(1)	$—
Futures contracts	309,193	(2)	(410,057	)(2)
Swap contracts	—		(1,246,677	)(3)
Swap contracts (centrally cleared)	—		(2,304,017	)(4)

Total	$326,490		$(3,960,751)

Derivatives not subject to master netting or similar agreements	$326,490		$(2,714,074)

Total Derivatives subject to master netting or similar agreements	$—		$(1,246,677)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

(4)

Amount represents cumulative unrealized depreciation on centrally cleared swap contracts. Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open centrally cleared swap contracts.

29

Short-Term U.S. Government Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral pledged by the Portfolio for liabilities as of April 30, 2016.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (b)

Deutsche Bank AG	$(1,246,677)	$—	$1,246,677	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$(1,562,566)	$50,012
Swap contracts	$(425,511)	$(2,676,155)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$21,835,000	$191,179,000	$60,000,000

The average number of purchased options contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was 50 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2016, the Portfolio had a balance outstanding pursuant to this line of credit of $700,000 at an interest rate of 1.37%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 7) at April 30, 2016. The Portfolio’s average borrowings or allocated fees during the six months ended April 30, 2016 were not significant.

30

Short-Term U.S. Government Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$142,901,091	$—	$142,901,091
Collateralized Mortgage Obligations	—	313,186,935	—	313,186,935
U.S. Government Agency Obligations	—	21,447,133	—	21,447,133
Call Options Purchased	17,297	—	—	17,297

Total Investments	$17,297	$477,535,159	$—	$477,552,456

Futures Contracts	$309,193	$—	$—	$309,193

Total	$326,490	$477,535,159	$—	$477,861,649

Liability Description

Futures Contracts	$(410,057)	$—	$—	$(410,057)
Swap Contracts	—	(3,550,694)	—	(3,550,694)

Total	$(410,057)	$(3,550,694)	$—	$(3,960,751)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

31

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration Government Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of CMBS Portfolio, Eaton Vance Floating Rate Portfolio, Government Obligations Portfolio, Senior Debt Portfolio, Short Duration High Income Portfolio and Short-Term U.S. Government Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the investment advisory agreements (the “investment advisory agreements”) for the Fund and the Portfolios, respectively.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments in the same type of securities in which the Portfolios are authorized to invest.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in investment grade and other income securities. With respect to the CMBS Portfolio, the Board considered the abilities and experience of BMR in investing securities, derivatives, and other instruments to establish investment exposures to commercial mortgage-backed securities. With respect to the Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio, the Board considered the experience of BMR’s investment professionals in investing in senior floating rate loans. With respect to the

33

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Government Obligations Portfolio, the Board noted BMR’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities, as well as BMR’s process for determining the extent to which the Government Obligations Portfolio will invest in seasoned mortgage-backed securities instead of other government securities. With respect to the Short Duration High Income Portfolio, the Board evaluated the abilities and experience of such investment professionals in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. With respect to the Short-Term U.S. Government Portfolio, the Board noted the experience of BMR in investing in securities issued, backed or otherwise guaranteed by the U.S. government. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in a Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolios; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board also considered the performance of the underlying Portfolios. With respect to CMBS Portfolio and Short Duration High Income Portfolio, the Board took into account the purpose served by each Portfolio as an investment option for other Eaton Vance Funds seeking to participate in performance of the asset classes in which the Portfolio invests. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that each such Portfolio had achieved its performance objective. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. With respect to CMBS Portfolio, the Board considered management’s proposals to take steps to address the longer-term prospects of the CMBS Portfolio, such as liquidation or merger with another fund.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

34

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

35

Eaton Vance

Short Duration Government Income Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Short Duration Government Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short-Term U.S. Government Portfolio

Andrew Szczurowski

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Government Income Fund and Short-Term U.S. Government Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Short-Term U.S. Government Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration Government Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7730    4.30.16

Eaton Vance

Short Duration High Income Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Short Duration High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Performance1,2

Portfolio Manager Michael W. Weilheimer, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/01/2013	02/21/2012	2.16%	1.31%	—	4.01%
Class A with 2.25% Maximum Sales Charge	—	—	–0.14	–1.01	—	3.43
Class I at NAV	11/01/2013	02/21/2012	2.29	1.67	—	4.20
BofA Merrill Lynch U.S. High Yield Cash Pay	—	—	2.39%	2.14%	4.67%	4.83%
BB-B 1–3 Year Index

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.84%	1.59%
Net					1.05	0.80

Fund Profile4

Credit Quality (% of bonds, loans and mortgage-backed securities)[5]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Cash Pay BB-B 1-3 Year Index is an unmanaged index of U.S. corporate bonds currently paying a coupon, rated BB1 through B3, and having a maturity less than 3 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Short Duration High Income Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/17. Without the reimbursement, if applicable, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Credit ratings are categorized using S&P. If S&P does not publish a rating, then the Moody’s rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Baa or higher by Moody’s are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.60	$5.28	**	1.05%
Class I	$1,000.00	$1,022.90	$4.02	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.27	**	1.05%
Class I	$1,000.00	$1,020.90	$4.02	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Short Duration High Income Portfolio, at value (identified cost, $26,962,681)	$26,920,968
Receivable for Fund shares sold	103
Receivable from affiliate	5,946
Total assets	$26,927,017

Liabilities
Payable for Fund shares redeemed	$71,244
Distributions payable	5,466
Payable to affiliates:
Distribution and service fees	662
Trustees’ fees	42
Accrued expenses	28,293
Total liabilities	$105,707
Net Assets	$26,821,310

Sources of Net Assets
Paid-in capital	$27,265,930
Accumulated net realized loss from Portfolio	(405,254)
Accumulated undistributed net investment income	2,347
Net unrealized depreciation from Portfolio	(41,713)
Total	$26,821,310

Class A Shares
Net Assets	$3,341,059
Shares Outstanding	349,057
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.57
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.79

Class I Shares
Net Assets	$23,480,251
Shares Outstanding	2,449,067
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.59

On sales of $100,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income allocated from Portfolio	$631,383
Expenses allocated from Portfolio	(98,256)
Total investment income from Portfolio	$533,127

Expenses
Distribution and service fees
Class A	$3,280
Trustees’ fees and expenses	250
Custodian fee	5,498
Transfer and dividend disbursing agent fees	4,306
Legal and accounting services	12,205
Printing and postage	5,543
Registration fees	16,894
Miscellaneous	4,368
Total expenses	$52,344
Deduct —
Allocation of expenses to affiliate	$45,141
Total expense reductions	$45,141

Net expenses	$7,203

Net investment income	$525,924

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss)
Investment transactions	$(268,605)
Net realized loss	$(268,605)
Change in unrealized appreciation (depreciation) —
Investments	$276,949
Net change in unrealized appreciation (depreciation)	$276,949

Net realized and unrealized gain	$8,344

Net increase in net assets from operations	$534,268

6	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$525,924	$456,954
Net realized loss from investment transactions	(268,605)	(109,217)
Net change in unrealized appreciation (depreciation) from investments	276,949	(194,123)
Net increase in net assets from operations	$534,268	$153,614
Distributions to shareholders —
From net investment income
Class A	$(51,174)	$(59,457)
Class I	(474,362)	(396,893)
Total distributions to shareholders	$(525,536)	$(456,350)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,406,450	$1,263,508
Class I	4,574,275	18,605,220
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	51,174	59,457
Class I	440,987	322,700
Cost of shares redeemed
Class A	(214,677)	(386,102)
Class I	(6,196,802)	(1,549,903)
Net increase in net assets from Fund share transactions	$61,407	$18,314,880

Net increase in net assets	$70,139	$18,012,144

Net Assets
At beginning of period	$26,751,171	$8,739,027
At end of period	$26,821,310	$26,751,171

Accumulated undistributed net investment income included in net assets
At end of period	$2,347	$1,959

7	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014(1)
Net asset value — Beginning of period	$9.550		$9.830	$10.000

Income (Loss) From Operations
Net investment income	$0.181	(2)	$0.384	$0.410
Net realized and unrealized gain (loss)	0.021		(0.280)	(0.171)

Total income from operations	$0.202		$0.104	$0.239

Less Distributions
From net investment income	$(0.182)		$(0.384)	$(0.409)

Total distributions	$(0.182)		$(0.384)	$(0.409)

Net asset value — End of period	$9.570		$9.550	$9.830

Total Return(3)	2.16	%(4)	1.07%	2.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,341		$2,070	$1,180
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.05	%(8)	1.05%	1.05%
Net investment income	3.89	%(8)	3.90%	3.92%
Portfolio Turnover of the Portfolio	26	%(4)	41%	65%

(1)	For the period from the start of business, November 1, 2013, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.35%, 0.79% and 1.84% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014(1)
Net asset value — Beginning of period	$9.570		$9.840	$10.000

Income (Loss) From Operations
Net investment income	$0.194	(2)	$0.409	$0.429
Net realized and unrealized gain (loss)	0.020		(0.269)	(0.162)

Total income from operations	$0.214		$0.140	$0.267

Less Distributions
From net investment income	$(0.194)		$(0.410)	$(0.427)

Total distributions	$(0.194)		$(0.410)	$(0.427)

Net asset value — End of period	$9.590		$9.570	$9.840

Total Return(3)	2.29	%(4)	1.43%	2.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,480		$24,682	$7,559
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	0.80	%(8)	0.80%	0.80%
Net investment income	4.15	%(8)	4.09%	4.38%
Portfolio Turnover of the Portfolio	26	%(4)	41%	65%

(1)	For the period from the start of business, November 1, 2013, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.35%, 0.79% and 1.84% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Short Duration High Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (46.1% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $113,088 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2015, $37,709 are short-term and $75,379 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2016, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05% and 0.80% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2017. Pursuant to this agreement, EVM was allocated $45,141 of the Fund’s operating expenses for the six months ended April 30, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $199 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $458 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $3,280 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $5,546,076 and $5,983,178, respectively.

11

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	149,751	130,316
Issued to shareholders electing to receive payments of distributions in Fund shares	5,442	6,127
Redemptions	(22,766)	(39,899)

Net increase	132,427	96,544

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	488,410	1,937,500
Issued to shareholders electing to receive payments of distributions in Fund shares	46,853	33,248
Redemptions	(665,512)	(159,289)

Net increase (decrease)	(130,249)	1,811,459

12

Short Duration High Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 83.6%

Security	Principal Amount (000’s omitted)	Value

Air Transportation — 2.2%
American Airlines Group, Inc., 6.125%, 6/1/18	$1,250	$1,301,750

		$1,301,750

Automotive & Auto Parts — 5.4%
General Motors Financial Co., Inc., 3.10%, 1/15/19	$1,000	$1,025,791
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	174	190,052
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	350	361,375
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,500	1,565,625

		$3,142,843

Banks & Thrifts — 3.0%
Ally Financial, Inc., 8.00%, 12/31/18	$750	$822,187
CIT Group, Inc., 5.25%, 3/15/18	905	935,544

		$1,757,731

Building Materials — 1.9%
HD Supply, Inc., 7.50%, 7/15/20	$500	$531,875
USG Corp., 9.75%, 1/15/18	500	563,750

		$1,095,625

Cable / Satellite TV — 4.0%
Cablevision Systems Corp., 7.75%, 4/15/18	$500	$525,000
CSC Holdings, LLC, 7.875%, 2/15/18	500	541,250
DISH DBS Corp., 4.25%, 4/1/18	500	511,250
DISH DBS Corp., 5.125%, 5/1/20	750	757,500

		$2,335,000

Capital Goods — 3.6%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$535,000
CNH Industrial Capital, LLC, 3.875%, 7/16/18	800	804,000
HRG Group, Inc., 7.875%, 7/15/19	750	793,125

		$2,132,125

Chemicals — 0.2%
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	$100	$99,000

		$99,000

Security	Principal Amount (000’s omitted)	Value

Consumer Products — 2.3%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,250	$1,265,159
Revlon Consumer Products Corp., 5.75%, 2/15/21	55	56,169

		$1,321,328

Containers — 4.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.634%, 12/15/19(1)(3)	$1,000	$1,012,375
Ball Corp., 4.375%, 12/15/20	155	161,490
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	1,250	1,248,734
Reynolds Group Holdings, Inc., 8.50%, 5/15/18	200	200,490

		$2,623,089

Diversified Financial Services — 6.5%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$1,002,500
Air Lease Corp., 5.625%, 4/1/17	750	776,086
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	500	514,375
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	250	250,000
International Lease Finance Corp., 2.584%, 6/15/16(3)	500	500,601
International Lease Finance Corp., 8.75%, 3/15/17	450	474,975
Navient Corp., 4.625%, 9/25/17	250	255,313

		$3,773,850

Diversified Media — 1.7%
IAC/InterActiveCorp, 4.875%, 11/30/18	$947	$978,961

		$978,961

Energy — 4.8%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 7.119%, 8/1/19(1)(3)	$500	$227,500
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,258	1,316,182
Sabine Pass LNG, L.P., 7.50%, 11/30/16	1,250	1,279,688

		$2,823,370

Entertainment / Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$510,000

		$510,000

13	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Environmental — 0.9%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$500	$523,125

		$523,125

Food / Beverage / Tobacco — 1.8%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,033,859

		$1,033,859

Gaming — 2.4%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$30,750
MGM Resorts International, 6.75%, 10/1/20	1,000	1,072,500
Station Casinos, LLC, 7.50%, 3/1/21	75	79,486
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	250	252,250

		$1,434,986

Health Care — 6.5%
Alere, Inc., 6.50%, 6/15/20	$260	$258,050
Alere, Inc., 7.25%, 7/1/18	900	920,812
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	500	507,500
HCA, Inc., 3.75%, 3/15/19	526	540,465
Mallinckrodt International Finance SA, 3.50%, 4/15/18	212	207,363
Tenet Healthcare Corp., 4.134%, 6/15/20(1)(3)	1,000	1,006,250
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	350	339,937

		$3,780,377

Homebuilders / Real Estate — 1.3%
iStar, Inc., 6.50%, 7/1/21	$500	$493,750
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	250,000

		$743,750

Leisure — 2.8%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$122,550
NCL Corp., Ltd., 5.25%, 11/15/19(1)	985	1,017,013
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	500	503,097

		$1,642,660

Metals / Mining — 0.4%
Novelis, Inc., 8.375%, 12/15/17	$250	$255,000

		$255,000

Security	Principal Amount (000’s omitted)	Value

Restaurants — 2.6%
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	$750	$786,562
Yum! Brands, Inc., 3.875%, 11/1/20	750	750,938

		$1,537,500

Services — 4.4%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.385%, 12/1/17(3)	$925	$927,312
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	280	247,100
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	455	473,338
Laureate Education, Inc., 9.25%, 9/1/19(1)	470	427,700
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	517,500

		$2,592,950

Super Retail — 2.7%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,000	$1,036,250
Hot Topic, Inc., 9.25%, 6/15/21(1)	500	506,250
L Brands, Inc., 6.625%, 4/1/21	29	33,072

		$1,575,572

Technology — 5.6%
Avaya, Inc., 9.00%, 4/1/19(1)	$250	$160,000
Freescale Semiconductor, Inc., 5.00%, 5/15/21(1)	1,000	1,038,619
Infor (US), Inc., 5.75%, 8/15/20(1)	208	219,960
NXP B.V./NXP Funding, LLC, 3.50%, 9/15/16(1)	298	299,762
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,026,250
Seagate HDD Cayman, 7.00%, 11/1/21	500	517,090

		$3,261,681

Telecommunications — 8.4%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$225	$248,625
Intelsat Luxembourg SA, 6.75%, 6/1/18	750	583,125
Level 3 Financing, Inc., 4.101%, 1/15/18(3)	750	757,117
Sprint Communications, Inc., 8.375%, 8/15/17	250	255,625
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,245,500
T-Mobile USA, Inc., 5.25%, 9/1/18	275	280,844
T-Mobile USA, Inc., 6.464%, 4/28/19	500	511,875
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,000,050

		$4,882,761

Transportation Ex Air / Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$155	$163,525

		$163,525

14	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 2.5%
AES Corp. (The), 3.635%, 6/1/19(3)	$1,500	$1,475,625

		$1,475,625

Total Corporate Bonds & Notes (identified cost $49,229,062)		$48,798,043

Senior Floating-Rate Loans — 11.2%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Consumer Products — 0.1%
NBTY, Inc., Term Loan, Maturing 4/26/23(5)	$75	$75,328

		$75,328

Food & Drug Retail — 1.3%
Albertsons, LLC, Term Loan, Maturing 8/25/19(5)	$750	$751,674

		$751,674

Publishing / Printing — 1.7%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$961	$957,565

		$957,565

Restaurants — 0.8%
NPC International, Inc., Term Loan, 4.75%, Maturing 12/28/18	$490	$487,088

		$487,088

Services — 4.2%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,000	$947,500
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	104	104,834
Hertz Corporation (The), Term Loan, 3.75%, Maturing 3/11/18	490	490,442
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	975	906,357

		$2,449,133

Telecommunications — 3.1%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,850	$1,786,985

		$1,786,985

Total Senior Floating-Rate Loans (identified cost $6,680,330)		$6,507,773

Convertible Bonds — 2.2%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$250	$308,906

		$308,906

Utilities — 1.7%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$291,200
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	671,110

		$962,310

Total Convertible Bonds (identified cost $1,216,827)		$1,271,216

Commercial Mortgage-Backed Securities — 1.9%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(6)	$1,120	$1,126,779

		$1,126,779

Total Commercial Mortgage-Backed Securities (identified cost $1,120,282)		$1,126,779

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(7)	$1,562	$1,562,185

		$1,562,185

Total Short-Term Investments (identified cost $1,562,185)		$1,562,185

Total Investments — 101.6% (identified cost $59,808,686)		$59,265,996

Other Assets, Less Liabilities — (1.6)%		$(927,067)

Net Assets — 100.0%		$58,338,929

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

15	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $17,614,179 or 30.2% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(4)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	This Senior Loan will settle after April 30, 2016, at which time the interest rate will be determined.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

16	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $58,246,501)	$57,703,811
Affiliated investment, at value (identified cost, $1,562,185)	1,562,185
Cash	25,859
Interest receivable	872,077
Interest receivable from affiliated investment	644
Receivable for investments sold	709,246
Total assets	$60,873,822

Liabilities
Payable for investments purchased	$2,470,154
Payable to affiliates:
Investment adviser fee	28,466
Trustees’ fees	287
Accrued expenses	35,986
Total liabilities	$2,534,893
Net Assets applicable to investors’ interest in Portfolio	$58,338,929

Sources of Net Assets
Investors’ capital	$58,881,619
Net unrealized depreciation	(542,690)
Total	$58,338,929

17	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$1,377,566
Interest allocated from affiliated investment	2,915
Expenses allocated from affiliated investment	(113)
Total investment income	$1,380,368

Expenses
Investment adviser fee	$167,543
Trustees’ fees and expenses	1,670
Custodian fee	19,675
Legal and accounting services	23,878
Miscellaneous	1,918
Total expenses	$214,684

Net investment income	$1,165,684

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(828,737)
Investment transactions allocated from affiliated investment	5
Net realized loss	$(828,732)
Change in unrealized appreciation (depreciation) —
Investments	$884,698
Net change in unrealized appreciation (depreciation)	$884,698

Net realized and unrealized gain	$55,966

Net increase in net assets from operations	$1,221,650

18	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$1,165,684	$2,421,661
Net realized loss from investment transactions	(828,732)	(520,344)
Net change in unrealized appreciation (depreciation) from investments	884,698	(1,049,354)
Net increase in net assets from operations	$1,221,650	$851,963
Capital transactions —
Contributions	$5,546,076	$19,790,425
Withdrawals	(5,983,178)	(20,899,187)
Net decrease in net assets from capital transactions	$(437,102)	$(1,108,762)

Net increase (decrease) in net assets	$784,548	$(256,799)

Net Assets
At beginning of period	$57,554,381	$57,811,180
At end of period	$58,338,929	$57,554,381

19	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2012(1)
Ratios/Supplemental Data			2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.77	%(3)	0.76%	0.77%	0.80%	0.84	%(3)
Net investment income	4.17	%(3)	4.24%	4.46%	4.91%	4.90	%(3)
Portfolio Turnover	26	%(4)	41%	65%	92%	50	%(4)

Total Return	2.20	%(4)	1.50%	2.87%	6.18%	5.00	%(4)

Net assets, end of period (000’s omitted)	$58,339		$57,554	$57,811	$55,708	$52,467

(1)	For the period from the start of business, February 21, 2012, to October 31, 2012.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

20	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short Duration High Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Short Duration High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 46.1%, 44.4% and 9.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

21

Short Duration High Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $167,543 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $16,251,888 and $14,266,398, respectively, for the six months ended April 30, 2016.

22

Short Duration High Income Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,840,952

Gross unrealized appreciation	$456,667
Gross unrealized depreciation	(1,031,623)

Net unrealized depreciation	$(574,956)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

6  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$48,798,043	$—	$48,798,043
Senior Floating-Rate Loans	—	6,507,773	—	6,507,773
Convertible Bonds	—	1,271,216	—	1,271,216
Commercial Mortgage-Backed Securities	—	1,126,779	—	1,126,779
Short-Term Investments	—	1,562,185	—	1,562,185

Total Investments	$—	$59,265,996	$—	$59,265,996

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration High Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Short Duration High Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of such investment professionals in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

25

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Short Duration High Income Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Short Duration High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short Duration High Income Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration High Income Fund and Short Duration High Income Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Short Duration High Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

14893 4.30.16

Eaton Vance Short Duration Strategic Income Fund Semiannual Report April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Short Duration Strategic Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	54

Officers and Trustees	58

Important Notices	59

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Performance1,2

Portfolio Managers Eric A. Stein, CFA and Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/23/1998	11/26/1990	–0.26%	–2.91%	2.21%	4.66%
Class A with 2.25% Maximum Sales Charge	—	—	–2.51	–5.13	1.74	4.43
Class B at NAV	11/26/1990	11/26/1990	–0.63	–3.65	1.45	3.85
Class B with 5% Maximum Sales Charge	—	—	–5.52	–8.30	1.12	3.85
Class C at NAV	05/25/1994	11/26/1990	–0.63	–3.64	1.43	3.85
Class C with 1% Maximum Sales Charge	—	—	–1.61	–4.58	1.43	3.85
Class I at NAV	04/03/2009	11/26/1990	–0.14	–2.68	2.46	4.83
Class R at NAV	08/03/2009	11/26/1990	–0.38	–3.28	1.95	4.50
Barclays U.S. Aggregate Bond Index	—	—	2.82%	2.72%	3.59%	4.95%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
Gross		1.06%	1.81%	1.81%	0.81%	1.31%
Net		1.05	1.80	1.80	0.80	1.30

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Fund Profile4

Portfolio Allocation (% of net assets)

Asset Allocation (% of net assets)

*	Net of securities sold short.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]	Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios are not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

4

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$997.40	$5.31	1.07%
Class B	$1,000.00	$993.70	$9.02	1.82%
Class C	$1,000.00	$993.70	$9.02	1.82%
Class I	$1,000.00	$998.60	$4.07	0.82%
Class R	$1,000.00	$996.20	$6.60	1.33%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.37	1.07%
Class B	$1,000.00	$1,015.80	$9.12	1.82%
Class C	$1,000.00	$1,015.80	$9.12	1.82%
Class I	$1,000.00	$1,020.80	$4.12	0.82%
Class R	$1,000.00	$1,018.20	$6.67	1.33%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets

Boston Income Portfolio (identified cost, $80,891,972)		$90,120,139	3.6%
Currency Income Advantage Portfolio (identified cost, $39,451,591)		40,164,201	1.6
Emerging Markets Local Income Portfolio (identified cost, $43,537,509)		43,182,367	1.7
Global Macro Absolute Return Advantage Portfolio (identified cost, $356,409,906)		348,331,892	14.0
Global Macro Portfolio (identified cost, $123,166,670)		141,182,406	5.7
Global Opportunities Portfolio (identified cost, $1,499,579,228)		1,435,059,925	57.6
High Income Opportunities Portfolio (identified cost, $181,430,663)		187,168,094	7.5
Senior Debt Portfolio (identified cost, $143,385,879)		134,946,012	5.4
Short Duration High Income Portfolio (identified cost, $26,314,108)		25,884,262	1.0

Total Investments in Affiliated Portfolios (identified cost $2,494,167,526)		$2,446,039,298	98.1%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,404,265	$49,232,850	2.0%

Total Investments in Affiliated Investment Funds (identified cost $52,601,138)		$49,232,850	2.0%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/16	$2,838,028	$2,838,028	0.1%

Total Short-Term Investments (identified cost $2,838,028)		$2,838,028	0.1%

Total Investments (identified cost $2,549,606,692)		$2,498,110,176	100.2%

Other Assets, Less Liabilities		$(5,216,271)	(0.2)%

Net Assets		$2,492,893,905	100.0%

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Affiliated investments, at value (identified cost, $2,546,768,664)	$2,495,272,148
Unaffiliated investment, at value (identified cost, $2,838,028)	2,838,028
Receivable for Fund shares sold	4,607,217
Other assets	54,628
Total assets	$2,502,772,021

Liabilities
Payable for Fund shares redeemed	$8,628,814
Payable to affiliates:
Investment adviser fee	368
Distribution and service fees	789,497
Trustees’ fees	42
Accrued expenses	459,395
Total liabilities	$9,878,116
Net Assets	$2,492,893,905

Sources of Net Assets
Paid-in capital	$2,615,372,965
Accumulated net realized loss from Portfolios	(79,234,894)
Accumulated undistributed net investment income	8,252,350
Net unrealized depreciation	(51,496,516)
Total	$2,492,893,905

Class A Shares
Net Assets	$1,025,777,226
Shares Outstanding	142,726,422
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.19
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$7.36

Class B Shares
Net Assets	$31,805,664
Shares Outstanding	4,693,564
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.78

Class C Shares
Net Assets	$667,664,238
Shares Outstanding	98,486,407
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.78

Class I Shares
Net Assets	$765,132,676
Shares Outstanding	106,625,775
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.18

Class R Shares
Net Assets	$2,514,101
Shares Outstanding	349,335
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.20

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends from Affiliated Investment Fund	$755,377
Interest income	48
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $444,939)	62,726,631
Dividends allocated from affiliated Portfolios (net of foreign taxes, $9,941)	5,676,825
Expenses, excluding interest expense, allocated from affiliated Portfolios	(9,662,048)
Interest expense allocated from affiliated Portfolios	(255,333)
Total investment income	$59,241,500

Expenses
Investment adviser fee	$2,684
Distribution and service fees
Class A	1,404,511
Class B	177,163
Class C	3,461,119
Class R	9,130
Trustees’ fees and expenses	250
Custodian fee	36,882
Transfer and dividend disbursing agent fees	962,881
Legal and accounting services	77,169
Printing and postage	145,502
Registration fees	126,550
Miscellaneous	14,308
Total expenses	$6,418,149

Net investment income	$52,823,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions — affiliated Portfolios	$(843,542)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	(38,897,616)
Written options and swaptions	9,366,733
Securities sold short	(107,624)
Futures contracts	(55,162,468)
Swap contracts	(30,983,804)
Forward commodity contracts	213,162
Foreign currency and forward foreign currency exchange contract transactions	18,535,519
Non-deliverable bond forward contracts	(373,642)
Capital gain distributions received	181,463
Net realized loss	$(98,071,819)
Change in unrealized appreciation (depreciation) —
Investments — affiliated Portfolios	$843,542
Investments — Affiliated Investment Funds	1,857,794
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net decrease in accrued foreign capital gains taxes of $289,814 and net decrease of $5,542 from precious metals)	16,258,003
Written options and swaptions	2,031,098
Securities sold short	(112,792)
Futures contracts	2,559,177
Swap contracts	28,104,895
Forward commodity contracts	(516,587)
Foreign currency and forward foreign currency exchange contracts	(27,363,227)
Non-deliverable bond forward contracts	728,553
Net change in unrealized appreciation (depreciation)	$24,390,456

Net realized and unrealized loss	$(73,681,363)

Net decrease in net assets from operations	$(20,858,012)

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$52,823,351	$95,280,843
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	(98,071,819)	9,713,881
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	24,390,456	(151,130,735)
Net decrease in net assets from operations	$(20,858,012)	$(46,136,011)
Distributions to shareholders —
From net investment income
Class A	$(23,045,988)	$(45,065,084)
Class B	(593,136)	(1,600,631)
Class C	(11,762,790)	(22,439,148)
Class I	(19,378,017)	(32,752,104)
Class R	(68,669)	(130,579)
From net realized gain
Class A	—	(17,907,360)
Class B	—	(1,152,082)
Class C	—	(12,920,559)
Class I	—	(7,992,571)
Class R	—	(32,011)
Total distributions to shareholders	$(54,848,600)	$(141,992,129)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$128,781,000	$776,663,911
Class B	337,935	873,403
Class C	48,569,758	313,364,920
Class I	208,104,403	1,054,393,939
Class R	943,350	4,876,628
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	22,042,593	60,182,644
Class B	524,358	2,397,246
Class C	10,579,275	31,427,908
Class I	17,167,422	35,203,451
Class R	52,119	146,192
Cost of shares redeemed
Class A	(354,723,083)	(353,408,445)
Class B	(5,177,653)	(9,878,236)
Class C	(101,566,581)	(153,932,218)
Class I	(486,409,442)	(333,973,623)
Class R	(3,836,389)	(825,456)
Net asset value of shares exchanged
Class A	2,751,439	6,096,154
Class B	(2,751,439)	(6,096,154)
Net increase (decrease) in net assets from Fund share transactions	$(514,610,935)	$1,427,512,264

Net increase (decrease) in net assets	$(590,317,547)	$1,239,384,124

Net Assets
At beginning of period	$3,083,211,452	$1,843,827,328
At end of period	$2,492,893,905	$3,083,211,452

Accumulated undistributed net investment income included in net assets
At end of period	$8,252,350	$10,277,599

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$7.360		$7.900	$7.860	$8.150	$8.030	$8.210

Income (Loss) From Operations
Net investment income(1)	$0.142		$0.302	$0.356	$0.321	$0.336	$0.296
Net realized and unrealized gain (loss)	(0.163)		(0.361)	0.055	(0.232)	0.163	(0.076)

Total income (loss) from operations	$(0.021)		$(0.059)	$0.411	$0.089	$0.499	$0.220

Less Distributions
From net investment income	$(0.149)		$(0.318)	$(0.371)	$(0.246)	$(0.283)	$(0.400)
From net realized gain	—		(0.163)	—	(0.024)	(0.096)	—
Tax return of capital	—		—	—	(0.109)	—	—

Total distributions	$(0.149)		$(0.481)	$(0.371)	$(0.379)	$(0.379)	$(0.400)

Net asset value — End of period	$7.190		$7.360	$7.900	$7.860	$8.150	$8.030

Total Return(2)	(0.26	)%(3)	(0.81)%	5.35%	1.07%	6.38%	2.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,025,777		$1,257,518	$846,873	$1,114,267	$1,480,803	$1,676,019
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.07	%(7)	1.06%	1.17%	1.16%	1.15%	1.08%
Net investment income	3.96	%(7)	3.96%	4.53%	3.97%	4.18%	3.63%
Portfolio Turnover of the Fund(8)	3	%(3)	10%	53%	24%	23%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.01%, 0.04%, 0.10%, 0.12% and 0.05% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$6.940		$7.450	$7.420	$7.690	$7.570	$7.750

Income (Loss) From Operations
Net investment income(1)	$0.108		$0.234	$0.280	$0.246	$0.260	$0.221
Net realized and unrealized gain (loss)	(0.153)		(0.335)	0.042	(0.217)	0.160	(0.080)

Total income (loss) from operations	$(0.045)		$(0.101)	$0.322	$0.029	$0.420	$0.141

Less Distributions
From net investment income	$(0.115)		$(0.246)	$(0.292)	$(0.189)	$(0.204)	$(0.321)
From net realized gain	—		(0.163)	—	(0.024)	(0.096)	—
Tax return of capital	—		—	—	(0.086)	—	—

Total distributions	$(0.115)		$(0.409)	$(0.292)	$(0.299)	$(0.300)	$(0.321)

Net asset value — End of period	$6.780		$6.940	$7.450	$7.420	$7.690	$7.570

Total Return(2)	(0.63	)%(3)	(1.44)%	4.42%	0.35%	5.67%	1.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,806		$39,827	$55,844	$77,536	$107,632	$136,050
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.82	%(7)	1.81%	1.93%	1.91%	1.90%	1.83%
Net investment income	3.21	%(7)	3.23%	3.76%	3.21%	3.43%	2.88%
Portfolio Turnover of the Fund(8)	3	%(3)	10%	53%	24%	23%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.01%, 0.04%, 0.10%, 0.12% and 0.05% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$6.940		$7.460	$7.420	$7.690	$7.580	$7.750

Income (Loss) From Operations
Net investment income(1)	$0.108		$0.233	$0.279	$0.245	$0.260	$0.222
Net realized and unrealized gain (loss)	(0.153)		(0.344)	0.053	(0.216)	0.150	(0.071)

Total income (loss) from operations	$(0.045)		$(0.111)	$0.332	$0.029	$0.410	$0.151

Less Distributions
From net investment income	$(0.115)		$(0.246)	$(0.292)	$(0.189)	$(0.204)	$(0.321)
From net realized gain	—		(0.163)	—	(0.024)	(0.096)	—
Tax return of capital	—		—	—	(0.086)	—	—

Total distributions	$(0.115)		$(0.409)	$(0.292)	$(0.299)	$(0.300)	$(0.321)

Net asset value — End of period	$6.780		$6.940	$7.460	$7.420	$7.690	$7.580

Total Return(2)	(0.63	)%(3)	(1.57)%	4.56%	0.35%	5.53%	1.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$667,664		$727,676	$584,964	$724,705	$877,526	$892,991
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.82	%(7)	1.81%	1.93%	1.91%	1.90%	1.83%
Net investment income	3.20	%(7)	3.23%	3.76%	3.21%	3.43%	2.88%
Portfolio Turnover of the Fund(8)	3	%(3)	10%	53%	24%	23%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.01%, 0.04%, 0.10%, 0.12% and 0.05% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$7.350		$7.880	$7.850	$8.140	$8.020	$8.200

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.318	$0.371	$0.340	$0.356	$0.316
Net realized and unrealized gain (loss)	(0.163)		(0.348)	0.049	(0.231)	0.163	(0.077)

Total income (loss) from operations	$(0.012)		$(0.030)	$0.420	$0.109	$0.519	$0.239

Less Distributions
From net investment income	$(0.158)		$(0.337)	$(0.390)	$(0.261)	$(0.303)	$(0.419)
From net realized gain	—		(0.163)	—	(0.024)	(0.096)	—
Tax return of capital	—		—	—	(0.114)	—	—

Total distributions	$(0.158)		$(0.500)	$(0.390)	$(0.399)	$(0.399)	$(0.419)

Net asset value — End of period	$7.180		$7.350	$7.880	$7.850	$8.140	$8.020

Total Return(2)	(0.14	)%(3)	(0.44)%	5.49%	1.33%	6.66%	2.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$765,133		$1,052,734	$354,633	$395,581	$439,393	$400,587
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	0.82	%(7)	0.81%	0.90%	0.91%	0.90%	0.84%
Net investment income	4.21	%(7)	4.18%	4.72%	4.20%	4.43%	3.89%
Portfolio Turnover of the Fund(8)	3	%(3)	10%	53%	24%	23%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.01%, 0.04%, 0.10%, 0.12% and 0.06% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$7.370		$7.910	$7.880	$8.160	$8.030	$8.220

Income (Loss) From Operations
Net investment income(1)	$0.135		$0.282	$0.334	$0.299	$0.317	$0.276
Net realized and unrealized gain (loss)	(0.165)		(0.360)	0.047	(0.220)	0.172	(0.086)

Total income (loss) from operations	$(0.030)		$(0.078)	$0.381	$0.079	$0.489	$0.190

Less Distributions
From net investment income	$(0.140)		$(0.299)	$(0.351)	$(0.232)	$(0.263)	$(0.380)
From net realized gain	—		(0.163)	—	(0.024)	(0.096)	—
Tax return of capital	—		—	—	(0.103)	—	—

Total distributions	$(0.140)		$(0.462)	$(0.351)	$(0.359)	$(0.359)	$(0.380)

Net asset value — End of period	$7.200		$7.370	$7.910	$7.880	$8.160	$8.030

Total Return(2)	(0.38	)%(3)	(1.05)%	4.94%	0.95%	6.25%	2.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,514		$5,457	$1,513	$1,387	$1,517	$1,122
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.33	%(7)	1.31%	1.42%	1.41%	1.40%	1.33%
Net investment income	3.76	%(7)	3.70%	4.24%	3.68%	3.94%	3.38%
Portfolio Turnover of the Fund(8)	3	%(3)	10%	53%	24%	23%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.01%, 0.04%, 0.10%, 0.12% and 0.06% for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in nine portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2016 were as follows: Boston Income Portfolio (1.5%), Currency Income Advantage Portfolio (82.1%), Emerging Markets Local Income Portfolio (14.2%), Global Macro Absolute Return Advantage Portfolio (18.7%), Global Macro Portfolio (3.1%), Global Opportunities Portfolio (89.5%), High Income Opportunities Portfolio (11.0%), Senior Debt Portfolio (2.8%) and Short Duration High Income Portfolio (44.4%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.

Additional valuation policies for the other Portfolios are as follows:

Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income on direct investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2016, management estimates that a portion of the distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $28,673,922 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2015, $4,660,463 are short-term and $24,013,459 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,508,451,360

Gross unrealized appreciation	$78,906,681
Gross unrealized depreciation	(89,247,865)

Net unrealized depreciation	$(10,341,184)

16

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2016, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $8,421,213 and the adviser fee paid by the Fund on Investable Assets amounted to $2,684. For the six months ended April 30, 2016, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.61% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $22,184 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $29,228 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $755,377 and none, respectively, for the six months ended April 30, 2016.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $1,404,511 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $132,872 and $2,595,839 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $4,565 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $44,291, $865,280 and $4,565 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $76,000, $16,000 and $111,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

17

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$—	$53,738,877
Eaton Vance Floating Rate Portfolio	—	19,738
Global Macro Absolute Return Advantage Portfolio	27,827,334	10,405,325
Global Macro Portfolio	—	260,548,368
Global Opportunities Portfolio	28,678,041	231,757,963
High Income Opportunities Portfolio	4,169,742	—
International Income Portfolio	—	80,241
Senior Debt Portfolio	14,642,697	89,376,499

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	17,821,695	101,287,056
Issued to shareholders electing to receive payments of distributions in Fund shares	3,069,301	7,905,615
Redemptions	(49,377,211)	(46,408,191)
Exchange from Class B shares	383,520	790,704

Net increase (decrease)	(28,102,695)	63,575,184

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	49,464	121,377
Issued to shareholders electing to receive payments of distributions in Fund shares	77,449	333,094
Redemptions	(764,578)	(1,369,259)
Exchange to Class A shares	(407,039)	(838,778)

Net decrease	(1,044,704)	(1,753,566)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	7,116,792	43,331,278
Issued to shareholders electing to receive payments of distributions in Fund shares	1,562,763	4,371,745
Redemptions	(14,992,688)	(21,349,726)

Net increase (decrease)	(6,313,133)	26,353,297

18

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	28,852,694	137,738,652
Issued to shareholders electing to receive payments of distributions in Fund shares	2,393,478	4,645,736
Redemptions	(67,846,851)	(44,135,594)

Net increase (decrease)	(36,600,679)	98,248,794

Class R	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	129,871	637,703
Issued to shareholders electing to receive payments of distributions in Fund shares	7,197	19,226
Redemptions	(527,817)	(108,175)

Net increase (decrease)	(390,749)	548,754

9  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2016 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)

Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,315,813	88,452	—	5,404,265	$49,232,850	$755,377	$—

					$49,232,850	$755,377	$—

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$2,446,039,298	$—	$—	$2,446,039,298
Investments in Affiliated Investment Funds	49,232,850			49,232,850
Short-Term Investments	—	2,838,028	—	2,838,028

Total Investments	$2,495,272,148	$2,838,028	$—	$2,498,110,176

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 17.1%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$248,961	$296,653
Series 2631, (Interest Only), Class DS, 6.667%, 6/15/33(1)(2)	4,706,949	768,540
Series 2953, (Interest Only), Class LS, 6.267%, 12/15/34(1)(2)	4,483,417	547,146
Series 2956, (Interest Only), Class SL, 6.567%, 6/15/32(1)(2)	2,321,992	450,945
Series 3114, (Interest Only), Class TS, 6.217%, 9/15/30(1)(2)	8,226,915	1,456,479
Series 3153, (Interest Only), Class JI, 6.187%, 5/15/36(1)(2)	5,251,834	1,039,479
Series 3727, (Interest Only), Class PS, 6.267%, 11/15/38(1)(2)	12,090,799	654,794
Series 3745, (Interest Only), Class SA, 6.317%, 3/15/25(1)(2)	4,894,354	502,390
Series 3780, (Interest Only), Class PS, 6.017%, 8/15/35(1)(2)	4,320,240	74,419
Series 3845, (Interest Only), Class ES, 6.217%, 1/15/29(1)(2)	4,532,017	279,805
Series 3919, (Interest Only), Class SL, 6.217%, 10/15/40(1)(2)	1,828,658	56,429
Series 3969, (Interest Only), Class SB, 6.217%, 2/15/30(1)(2)	3,979,009	331,415
Series 3973, (Interest Only), Class SG, 6.217%, 4/15/30(1)(2)	6,061,246	604,549
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	5,173,986	806,830
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	25,732,847	2,723,593
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	19,750,364	2,161,227
Series 4070, (Interest Only), Class S, 5.667%, 6/15/32(1)(2)	26,833,831	5,102,415
Series 4095, (Interest Only), Class HS, 5.667%, 7/15/32(1)(2)	10,644,379	1,804,830
Series 4109, (Interest Only), Class ES, 5.717%, 12/15/41(1)(2)	787,560	65,302
Series 4109, (Interest Only), Class KS, 5.667%, 5/15/32(1)(2)	9,631,124	453,384
Series 4109, (Interest Only), Class SA, 5.767%, 9/15/32(1)(2)	10,080,942	2,092,943
Series 4149, (Interest Only), Class S, 5.817%, 1/15/33(1)(2)	7,615,547	1,528,559
Series 4163, (Interest Only), Class GS, 5.767%, 11/15/32(1)(2)	5,791,817	1,259,278
Series 4169, (Interest Only), Class AS, 5.817%, 2/15/33(1)(2)	9,932,933	2,032,564

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	$8,914,599	$824,103
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	15,363,881	1,586,673
Series 4189, (Interest Only), Class SQ, 5.717%, 12/15/42(1)(2)	10,780,543	1,640,635
Series 4203, (Interest Only), Class QS, 5.817%, 5/15/43(1)(2)	7,305,076	1,336,456
Series 4212, (Interest Only), Class SA, 5.767%, 7/15/38(1)(2)	23,478,986	3,088,812
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	7,197,607	286,667
Series 4273, Class SP, 10.843%, 11/15/43(2)	1,157,782	1,401,348
Series 4316, (Interest Only), Class JS, 5.667%, 1/15/44(1)(2)	12,402,070	1,780,535
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	13,825,928	1,833,121
Series 4326, Class TS, 12.371%, 4/15/44(2)	4,168,651	4,262,875
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	6,531,905	889,383
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	6,814,517	688,376
Series 4336, Class GU, 3.50%, 2/15/53	3,739,041	3,819,772
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	13,738,229	1,801,934
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	7,992,426	805,848
Series 4381, (Interest Only), Class SK, 5.717%, 6/15/44(1)(2)	14,369,786	1,989,665
Series 4388, (Interest Only), Class MS, 5.667%, 9/15/44(1)(2)	15,919,321	2,232,608
Series 4407, Class LN, 8.309%, 12/15/43(2)	2,429,588	2,553,648
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	3,737,759	3,355,468
Series 4452, (Interest Only), Class SP, 5.767%, 10/15/43(1)(2)	28,943,793	3,840,795
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	10,416,500	9,467,785
Series 4497, (Interest Only), Class CS, 5.767%, 9/15/44(1)(2)	29,591,686	5,247,803
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	17,543,417	2,202,329
Series 4507, (Interest Only), Class SJ, 5.747%, 9/15/45(1)(2)	17,676,677	4,103,469
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	11,649,894	1,157,953
Series 4528, (Interest Only), Class BS, 5.717%, 7/15/45(1)(2)	18,946,427	3,055,286

		$92,347,315

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.589%, 1/25/25(4)	$13,500,000	$14,300,835
Series 2015-DNA1, Class M3, 3.733%, 10/25/27(4)	12,141,000	12,066,121
Series 2015-DNA2, Class M3, 4.339%, 12/25/27(4)	1,575,000	1,604,551

		$27,971,507

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$362,837	$405,606
Series 2004-46, (Interest Only), Class SI, 5.561%, 5/25/34(1)(2)	8,091,208	1,255,277
Series 2005-17, (Interest Only), Class SA, 6.261%, 3/25/35(1)(2)	3,835,552	843,484
Series 2005-71, (Interest Only), Class SA, 6.311%, 8/25/25(1)(2)	4,467,916	640,856
Series 2005-105, (Interest Only), Class S, 6.261%, 12/25/35(1)(2)	3,683,599	738,860
Series 2006-44, (Interest Only), Class IS, 6.161%, 6/25/36(1)(2)	3,171,303	617,624
Series 2006-65, (Interest Only), Class PS, 6.781%, 7/25/36(1)(2)	3,147,811	668,872
Series 2006-96, (Interest Only), Class SN, 6.761%, 10/25/36(1)(2)	4,493,119	919,801
Series 2006-104, (Interest Only), Class SD, 6.201%, 11/25/36(1)(2)	3,123,304	633,195
Series 2006-104, (Interest Only), Class SE, 6.191%, 11/25/36(1)(2)	2,082,203	427,757
Series 2007-50, (Interest Only), Class LS, 6.011%, 6/25/37(1)(2)	4,122,095	766,945
Series 2008-26, (Interest Only), Class SA, 5.761%, 4/25/38(1)(2)	6,248,438	1,165,198
Series 2008-61, (Interest Only), Class S, 5.661%, 7/25/38(1)(2)	9,707,050	1,872,950
Series 2009-62, Class WA, 5.567%, 8/25/39(5)	3,190,470	3,592,136
Series 2010-99, (Interest Only), Class NS, 6.161%, 3/25/39(1)(2)	8,680,082	684,212
Series 2010-124, (Interest Only), Class SJ, 5.611%, 11/25/38(1)(2)	5,728,441	584,845
Series 2010-135, (Interest Only), Class SD, 5.561%, 6/25/39(1)(2)	11,399,054	1,305,145
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	12,758,348	214,034
Series 2011-45, (Interest Only), Class SA, 6.211%, 1/25/29(1)(2)	10,663,325	625,534
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	9,485,226	970,753
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	7,100,458	723,212

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	$11,625,330	$1,201,868
Series 2012-24, (Interest Only), Class S, 5.061%, 5/25/30(1)(2)	6,118,267	566,499
Series 2012-30, (Interest Only), Class SK, 6.111%, 12/25/40(1)(2)	14,789,231	2,269,436
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	15,877,450	1,818,967
Series 2012-56, (Interest Only), Class SU, 6.311%, 8/25/26(1)(2)	9,804,305	773,398
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	22,570,364	1,770,433
Series 2012-73, (Interest Only), Class MS, 5.611%, 5/25/39(1)(2)	22,177,361	2,444,045
Series 2012-76, (Interest Only), Class GS, 5.611%, 9/25/39(1)(2)	12,116,898	1,456,039
Series 2012-86, (Interest Only), Class CS, 5.661%, 4/25/39(1)(2)	9,024,782	1,023,791
Series 2012-103, (Interest Only), Class GS, 5.661%, 2/25/40(1)(2)	24,445,413	2,814,332
Series 2012-124, (Interest Only), Class IO, 1.495%, 11/25/42(1)(5)	28,414,232	1,573,253
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(1)	6,139,099	1,143,725
Series 2012-147, (Interest Only), Class SA, 5.661%, 1/25/43(1)(2)	16,028,720	3,208,139
Series 2012-150, (Interest Only), Class PS, 5.711%, 1/25/43(1)(2)	14,259,893	2,881,850
Series 2012-150, (Interest Only), Class SK, 5.711%, 1/25/43(1)(2)	21,977,227	4,511,558
Series 2013-6, Class TA, 1.50%, 1/25/43	4,615,504	4,369,579
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	36,298,658	6,780,310
Series 2013-12, (Interest Only), Class SP, 5.211%, 11/25/41(1)(2)	7,399,970	968,889
Series 2013-15, (Interest Only), Class DS, 5.761%, 3/25/33(1)(2)	16,104,543	3,407,857
Series 2013-23, (Interest Only), Class CS, 5.811%, 3/25/33(1)(2)	9,112,970	1,892,822
Series 2013-54, (Interest Only), Class HS, 5.861%, 10/25/41(1)(2)	17,492,442	2,490,599
Series 2013-64, (Interest Only), Class PS, 5.811%, 4/25/43(1)(2)	11,139,062	2,030,104
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	17,627,528	2,605,546
Series 2013-75, (Interest Only), Class SC, 5.811%, 7/25/42(1)(2)	28,186,024	4,509,747
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	8,088,323	918,232

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	$6,748,340	$866,556
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	4,422,357	560,341
Series 2014-41, (Interest Only), Class SA, 5.611%, 7/25/44(1)(2)	11,683,516	2,296,172
Series 2014-43, (Interest Only), Class PS, 5.661%, 3/25/42(1)(2)	14,756,138	2,349,216
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	19,924,238	2,725,823
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	8,757,546	1,011,567
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	16,950,996	2,364,850
Series 2014-72, Class CS, 8.309%, 11/25/44(2)	1,099,888	1,111,327
Series 2014-74, Class HS, 7.722%, 11/25/44(2)	850,638	850,919
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	12,208,082	1,790,403
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	19,027,215	2,799,577
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	25,811,369	1,390,740
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	22,345,186	2,848,149
Series 2015-17, (Interest Only), Class SA, 5.761%, 11/25/43(1)(2)	25,127,081	3,308,347
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	12,247,533	1,739,872
Series 2015-31, (Interest Only), Class SG, 5.661%, 5/25/45(1)(2)	26,346,942	4,588,738
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	12,818,980	1,759,022
Series 2015-42, Class SC, 7.358%, 5/25/45(2)	2,352,117	2,355,332
Series 2015-47, (Interest Only), Class SG, 5.711%, 7/25/45(1)(2)	14,706,668	3,503,272
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	33,682,214	4,814,170
Series 2015-93, (Interest Only), Class BS, 5.711%, 8/25/45(1)(2)	17,726,159	3,223,777
Series G94-7, Class PJ, 7.50%, 5/17/24	574,002	662,324

		$128,007,808

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.039%, 5/25/24(4)	$10,000,000	$9,223,089
Series 2015-C01, Class 1M2, 4.739%, 2/25/25(4)	2,865,000	2,927,137
Series 2015-C03, Class 1M2, 5.439%, 7/25/25(4)	3,000,000	3,095,620

		$15,245,846

Security	Principal Amount	Value

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.561%, 11/20/39(1)(2)	$16,149,632	$1,676,510
Series 2011-48, (Interest Only), Class SD, 6.231%, 10/20/36(1)(2)	13,780,328	1,124,782
Series 2014-68, (Interest Only), Class KI, 0.957%, 10/20/42(1)(5)	27,387,487	1,000,307
Series 2014-117, Class HS, 29.29%, 8/20/44(2)	211,131	212,434
Series 2014-146, Class S, 5.492%, 10/20/44(2)	830,148	831,128
Series 2015-79, Class CS, 5.215%, 5/20/45(2)	2,604,184	2,624,170
Series 2015-116, (Interest Only), Class AS, 5.261%, 8/20/45(1)(2)	21,691,173	2,780,444

		$10,249,775

Total Collateralized Mortgage Obligations (identified cost $305,823,974)		$273,822,251

Mortgage Pass-Throughs — 3.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.87%, with maturity at 2035(6)	$923,700	$967,980
4.40%, with maturity at 2030(6)	334,280	359,948
6.50%, with maturity at 2036	2,204,959	2,557,839
7.00%, with various maturities to 2036	3,803,288	4,510,265
7.50%, with maturity at 2035	1,206,890	1,443,093
8.00%, with maturity at 2026	495,665	534,043

		$10,373,168

Federal National Mortgage Association:
3.71%, with maturity at 2035(6)	$927,606	$993,559
3.85%, with maturity at 2035(6)	2,041,605	2,198,376
6.00%, with various maturities to 2032	873,033	1,003,544
6.50%, with various maturities to 2036	3,210,264	3,720,804
7.00%, with various maturities to 2037(7)	6,522,319	7,734,846
7.50%, with maturity at 2035	6,420,483	7,701,305
8.50%, with maturity at 2032	379,701	471,918
9.50%, with maturity at 2020(7)	949,700	1,066,035

		$24,890,387

Government National Mortgage Association:
7.00%, with various maturities to 2035(7)	$12,845,836	$15,481,349
7.50%, with maturity at 2032	1,241,449	1,456,350

		$16,937,699

Total Mortgage Pass-Throughs (identified cost $49,429,739)		$52,201,254

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 9.3%

Security	Principal Amount	Value

A10 Securitization LLC
Series 2015-1, Class B, 4.12%, 4/15/34(8)	$5,100,000	$5,077,308
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	1,500,000	1,689,688
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.657%, 7/10/47(5)(8)	6,683,000	5,708,465
COMM Mortgage Trust
Series 2013-CR10, Class D, 4.95%, 8/10/46(5)(8)	5,000,000	4,406,803
Series 2013-CR11, Class D, 5.338%, 10/10/46(5)(8)	6,250,000	5,928,543
Series 2014-CR20, Class D, 3.222%, 11/10/47(8)	10,650,000	7,765,659
Series 2014-CR21, Class D, 4.066%, 12/10/47(5)(8)	5,311,000	4,187,159
Series 2014-LC17, Class D, 3.687%, 10/10/47(8)	2,675,000	2,060,105
Series 2015-CR22, Class D, 4.265%, 3/10/48(5)(8)	9,275,000	7,120,389
Series 2015-CR24, Class D, 3.463%, 8/10/55(5)	10,000,000	7,140,632
Series 2015-CR27, Class D, 3.621%, 10/10/48(5)(8)	10,000,000	7,267,527
Series 2015-LC19, Class D, 2.867%, 2/10/48(8)	2,000,000	1,427,288
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class C, 4.444%, 4/15/50(5)	700,000	686,675
Goldman Sachs Mortgage Securities Corp. II
Series 2014-GC26, Class C, 4.662%, 11/10/47(5)	2,794,000	2,767,391
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.831%, 4/15/47(5)(8)	2,081,000	1,707,097
Series 2014-C21, Class D, 4.816%, 8/15/47(5)(8)	1,600,000	1,321,515
Series 2014-C22, Class D, 4.713%, 9/15/47(5)(8)	4,150,000	3,304,556
Series 2014-C23, Class D, 4.108%, 9/15/47(5)(8)	7,150,000	5,772,492
Series 2014-C25, Class D, 4.097%, 11/15/47(5)(8)	11,000,000	8,317,767
Series 2015-C29, Class D, 3.842%, 5/15/48(5)	10,000,000	7,262,592
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.56%, 8/15/46(5)(8)	5,000,000	4,435,171
Series 2014-C15, Class D, 5.059%, 4/15/47(5)(8)	2,450,000	2,071,828
Series 2014-C16, Class D, 4.916%, 6/15/47(5)(8)	4,000,000	3,435,232
Series 2015-C23, Class D, 4.274%, 7/15/50(5)(8)	5,000,000	3,952,414
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(8)	6,700,000	6,659,366
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.719%, 5/10/45(5)(8)	2,625,750	2,660,569

Security	Principal Amount	Value

UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.646%, 12/10/45(5)(8)	$5,000,000	$4,861,748
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(8)	9,590,000	7,058,492
Series 2015-C29, Class D, 4.366%, 6/15/48(5)	7,000,000	5,319,391
Series 2015-C30, Class D, 4.646%, 9/15/58(5)(8)	3,000,000	2,358,644
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	2,902,588
Series 2015-NXS1, Class D, 4.241%, 5/15/48(5)	5,232,000	4,059,475
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.992%, 6/15/45(5)(8)	2,598,000	2,710,920
Series 2014-C24, Class D, 3.692%, 11/15/47(8)	8,000,000	5,855,434

Total Commercial Mortgage-Backed Securities (identified cost $163,664,552)		$149,260,923

Asset-Backed Securities — 11.8%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.128%, 7/15/27(4)(8)	$7,000,000	$6,554,051
Series 2015-16A, Class D, 5.978%, 7/15/27(4)(8)	3,500,000	3,016,923
Series 2015-17A, Class C2, 5.45%, 1/15/28(4)(8)	3,400,000	3,459,551
Series 2015-17A, Class D, 6.95%, 1/15/28(4)(8)	2,000,000	1,830,298
Apidos CLO
Series 2012-9AR, Class ER, 6.728%, 7/15/23(4)(8)	3,400,000	3,109,796
Series 2014-19A, Class D, 4.383%, 10/17/26(4)(8)	5,000,000	4,753,060
Series 2015-21A, Class C, 4.183%, 7/18/27(4)(8)	4,000,000	3,685,636
Series 2015-21A, Class E, 7.083%, 7/18/27(4)(8)	2,000,000	1,415,498
Ares CLO, Ltd.
Series 2014-32A, Class C, 4.818%, 11/15/25(4)(8)	5,000,000	4,750,005
Series 2015-2A, Class E2, 5.818%, 7/29/26(4)(8)	4,500,000	3,785,337
Series 2015-2A, Class F, 7.118%, 7/29/26(4)(8)	2,000,000	1,437,216
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 5.638%, 7/23/25(4)(8)	3,700,000	2,951,527
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.233%, 10/17/26(4)(8)	5,000,000	4,389,060
Ballyrock, Ltd.
Series 2014-1A, Class C, 4.067%, 10/20/26(4)(8)	5,000,000	4,496,110
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.078%, 7/15/26(4)(8)	4,000,000	3,721,636
Series 2014-1A, Class E1, 5.728%, 7/15/26(4)(8)	3,000,000	2,407,233

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.228%, 10/15/26(4)(8)	$5,000,000	$4,735,415
Series 2015-2A, Class D, 5.934%, 4/27/27(4)(8)	3,000,000	2,574,279
Series 2015-2A, Class E, 6.834%, 4/27/27(4)(8)	1,850,000	1,323,281
Series 2015-5A, Class C, 4.542%, 1/20/28(4)(8)	4,000,000	3,845,736
Series 2015-5A, Class D, 6.592%, 1/20/28(4)(8)	2,000,000	1,795,892
Cent CLO LP
Series 2014-22A, Class C, 4.37%, 11/7/26(4)(8)	5,000,000	4,420,010
Cole Park CLO, Ltd.
Series 2015-1A, Class D, 4.534%, 10/20/28(4)(8)	4,000,000	3,812,552
Series 2015-1A, Class E, 6.734%, 10/20/28(4)(8)	2,000,000	1,794,962
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.034%, 7/20/26(4)(8)	5,000,000	4,604,065
Series 2015-2A, Class F, 7.184%, 7/20/26(4)(8)	2,000,000	1,426,274
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.318%, 8/15/28(4)(8)	6,000,000	5,625,870
Series 2015-40A, Class E, 6.568%, 8/15/28(4)(8)	2,500,000	2,221,730
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.188%, 1/24/27(4)(8)	5,000,000	4,595,105
Series 2015-19A, Class D, 5.738%, 1/24/27(4)(8)	2,000,000	1,642,324
Series 2015-21A, Class D, 4.47%, 1/20/28(4)(8)	5,000,000	4,694,320
Series 2015-21A, Class E1, 6.17%, 1/20/28(4)(8)	2,500,000	1,985,257
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.371%, 5/5/27(4)(8)	4,000,000	3,666,112
Invitation Homes Trust
Series 2015-SFR3, Class D, 3.186%, 8/17/32(4)(8)	4,050,000	4,019,165
Madison Park Funding, Ltd.
Series 2014-15A, Class C, 4.334%, 1/27/26(4)(8)	5,000,000	4,722,405
Series 2015-17A, Class D, 4.085%, 7/21/27(4)(8)	5,000,000	4,538,220
Series 2015-17A, Class E, 6.085%, 7/21/27(4)(8)	5,000,000	4,262,335
Oak Hill Credit Partners, Ltd.
Series 2015-11A, Class D, 4.934%, 10/20/28(4)(8)	5,000,000	4,926,315
Series 2015-11A, Class E, 7.334%, 10/20/28(4)(8)	2,500,000	2,343,502
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.118%, 5/21/27(4)(8)	3,000,000	2,555,520
Series 2015-1A, Class E, 7.618%, 5/21/27(4)(8)	2,000,000	1,500,409
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 4.378%, 7/15/27(4)(8)	5,000,000	4,646,040
Series 2015-1A, Class E2, 7.128%, 7/15/27(4)(8)	3,000,000	2,733,027
Palmer Square CLO, Ltd.
Series 2014-1A, Class D, 6.383%, 10/17/22(4)(8)	2,500,000	2,231,551
Series 2015-2A, Class C, 4.284%, 7/20/27(4)(8)	5,000,000	4,596,115
Recette CLO, LLC
Series 2015-1A, Class D, 4.384%, 10/20/27(4)(8)	7,250,000	6,766,215
Series 2015-1A, Class E, 6.334%, 10/20/27(4)(8)	4,500,000	3,911,238
Series 2015-1A, Class F, 8.084%, 10/20/27(4)(8)	2,000,000	1,491,316

Security	Principal Amount	Value

Voya CLO, Ltd.
Series 2014-2A, Class C, 3.933%, 7/17/26(4)(8)	$7,750,000	$7,017,408
Series 2015-3A, Class D2, 6.084%, 10/20/27(4)(8)	7,000,000	5,950,252
Series 2015-3A, Class E, 7.134%, 10/20/27(4)(8)	3,000,000	2,024,738
Wind River CLO, Ltd.
Series 2015-2A, Class D, 4.478%, 10/15/27(4)(8)	5,000,000	4,609,430
Ziggurat CLO, Ltd.
Series 2014-1A, Class D, 4.383%, 10/17/26(4)(8)	5,000,000	4,390,735

Total Asset-Backed Securities (identified cost $200,684,342)		$189,762,057

Senior Floating-Rate Loans — 7.4%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cosmetics / Toiletries — 0.3%
Energizer Holdings, Inc. Term Loan, 3.25%, Maturing 6/30/22	$4,938	$4,928,265

		$4,928,265

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc. Term Loan, 5.00%, Maturing 4/1/22	$4,846	$4,755,286

		$4,755,286

Electronics / Electrical — 2.6%
Avago Technologies Cayman Ltd. Term Loan, 4.25%, Maturing 2/1/23	$17,000	$17,041,327
Dell International, LLC Term Loan, 4.00%, Maturing 4/29/20	15,105	15,111,522
Sensata Technologies B.V. Term Loan, 3.00%, Maturing 10/14/21	9,852	9,856,921

		$42,009,770

Equipment Leasing — 0.6%
Delos Finance S.a.r.l. Term Loan, 3.50%, Maturing 3/6/21	$10,000	$10,051,560

		$10,051,560

Food Service — 0.3%
Aramark Services, Inc. Term Loan, 3.25%, Maturing 2/24/21	$4,766	$4,783,264

		$4,783,264

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Health Care — 0.6%
Hill-Rom Holdings, Inc. Term Loan, 3.50%, Maturing 9/8/22		$9,325	$9,374,544

			$9,374,544

Lodging and Casinos — 0.8%
Hilton Worldwide Finance, LLC Term Loan, 3.50%, Maturing 10/26/20		$5,915	$5,938,660
Las Vegas Sands, LLC Term Loan, 3.25%, Maturing 12/19/20		6,339	6,351,236

			$12,289,896

Oil and Gas — 0.6%
MEG Energy Corp. Term Loan, 3.75%, Maturing 3/31/20		$9,782	$8,722,589

			$8,722,589

Steel — 1.3%
FMG Resources (August 2006) Pty. Ltd. Term Loan, 4.25%, Maturing 6/30/19		$22,122	$20,935,684

			$20,935,684

Total Senior Floating-Rate Loans (identified cost $119,363,642)			$117,850,858

Foreign Government Bonds — 23.7%

Security		Principal Amount (000’s omitted)	Value

Argentina — 1.4%
Republic of Argentina, 0.75%, 2/22/17	USD	1,080	$1,020,827
Republic of Argentina, 0.75%, 6/9/17	USD	2,687	2,503,720
Republic of Argentina, 0.75%, 9/21/17	USD	1,263	1,124,020
Republic of Argentina, 1.75%, 10/28/16	USD	3,198	3,092,146
Republic of Argentina, 2.40%, 3/18/18	USD	2,305	2,052,019
Republic of Argentina, 6.25%, 4/22/19(8)	USD	12,110	12,588,345

Total Argentina			$22,381,077

Iceland — 5.0%
Republic of Iceland, 5.875%, 5/11/22(10)	USD	44,724	$51,035,272
Republic of Iceland, 6.25%, 2/5/20	ISK	443,583	3,701,818
Republic of Iceland, 6.50%, 1/24/31	ISK	460,494	4,018,136
Republic of Iceland, 7.25%, 10/26/22	ISK	712,119	6,301,139

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)
Republic of Iceland, 8.00%, 6/12/25	ISK	1,638,392	$14,401,082

Total Iceland			$79,457,447

India — 3.6%
India Government Bond, 7.16%, 5/20/23	INR	419,720	$6,170,827
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	15,983,039
India Government Bond, 8.28%, 9/21/27	INR	327,220	5,114,207
India Government Bond, 8.40%, 7/28/24	INR	119,330	1,874,235
India Government Bond, 8.60%, 6/2/28	INR	733,340	11,744,164
India Government Bond, 8.83%, 11/25/23	INR	1,029,770	16,504,544

Total India			$57,391,016

Japan — 2.2%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(11)	JPY	1,838,374	$18,281,804
Japan Government CPI Linked Bond, 0.10%, 3/10/25(11)	JPY	1,770,215	17,614,966

Total Japan			$35,896,770

New Zealand — 7.3%
New Zealand Government Bond, 2.00%, 9/20/25(10)(11)	NZD	44,854	$31,804,429
New Zealand Government Bond, 3.00%, 9/20/30(10)(11)	NZD	62,864	49,485,719
New Zealand Government Bond, 3.50%, 4/14/33(10)	NZD	50,000	36,437,089

Total New Zealand			$117,727,237

Russia — 1.4%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$10,888,497
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	560,729
Russia Government Bond, 8.15%, 2/3/27	RUB	314,329	4,689,038
Russia Government Bond, 8.50%, 9/17/31	RUB	403,163	6,094,242

Total Russia			$22,232,506

Thailand — 2.5%
Kingdom of Thailand, 1.25%, 3/12/28(10)(11)	THB	1,460,214	$39,809,668

Total Thailand			$39,809,668

Venezuela — 0.3%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	6,906	$2,978,213

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Venezuela (continued)
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(10)	USD	4,478	$1,925,540

Total Venezuela			$4,903,753

Total Foreign Government Bonds (identified cost $375,991,027)			$379,799,474

U.S. Treasury Obligations — 6.8%

Security		Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(7)(12)		$107,909,263	$109,156,909

Total U.S. Treasury Obligations (identified cost $108,218,976)			$109,156,909

U.S. Government Agency Obligations — 1.4%

Security		Principal Amount	Value
Federal Farm Credit Bank
3.41%, 3/20/35		$12,000,000	$12,460,476

			$12,460,476

Federal Home Loan Bank
5.50%, 7/15/36(7)		$7,000,000	$9,617,629

			$9,617,629

Total U.S. Government Agency Obligations (identified cost $20,602,366)			$22,078,105

Exchange-Traded Funds — 1.7%

Security		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF		233,000	$19,537,050
SPDR Barclays High Yield Bond ETF		228,000	8,048,400

Total Exchange-Traded Funds (identified cost $29,772,568)			$27,585,450

Closed-End Funds — 6.4%

Security		Shares	Value
Advent Claymore Convertible Securities and Income Fund		211,682	$2,957,198
BlackRock Corporate High Yield Fund, Inc.		1,000,336	10,283,454
BlackRock Multi-Sector Income Trust		675,742	10,913,233

Security	Shares	Value

Brookfield Mortgage Opportunity Income Fund, Inc.	638,252	$9,522,720
Calamos Convertible and High Income Fund	99,112	1,018,871
First Trust High Income Long/Short Fund	772,971	11,517,268
MFS Multimarket Income Trust	1,093,200	6,460,812
Nuveen Floating Rate Income Fund	988,200	10,198,224
Nuveen Mortgage Opportunity Term Fund	324,311	7,429,965
Prudential Global Short Duration High Yield Fund, Inc.	367,007	5,479,415
Prudential Short Duration High Yield Fund, Inc.	354,859	5,578,383
Putnam Premier Income Trust	2,148,937	10,293,408
Wells Fargo Advantage Income Opportunities Fund	669,620	5,196,251
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,121,786

Total Closed-End Funds (identified cost $108,496,573)		$102,970,988

Put Options Purchased — 0.0%(13)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

CME Eurodollar 2 Year Midcurve Futures 05/2016	Not Applicable	2,500	USD 98.63	5/13/16	$109,375
CME Eurodollar 2 Year Midcurve Futures 05/2016	Not Applicable	2,390	USD 98.75	5/13/16	343,563

Total Put Options Purchased (identified cost $1,096,125)					$452,938

Currency Options Purchased — 0.6%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	SEK 807,165	SEK 9.00	9/7/16	$844,760
Put CNH/Call USD	Deutsche Bank AG	CNH 209,918	CNH 6.40	7/27/16	680,151
Put CNH/Call USD	Standard Chartered Bank	CNH 417,324	CNH 6.35	6/7/16	1,534,000
Put CNH/Call USD	Standard Chartered Bank	CNH 238,376	CNH 6.39	7/27/16	788,994
Put CNH/Call USD	Standard Chartered Bank	CNH 165,445	CNH 6.47	6/15/17	1,163,015
Put CNH/Call USD	Standard Chartered Bank	CNH 154,267	CNH 6.47	6/15/17	1,088,636

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Put EUR/Call USD	Deutsche Bank AG	EUR 22,727	USD 1.10	11/1/16	$320,550
Put EUR/Call USD	Deutsche Bank AG	EUR 21,186	USD 1.18	11/1/16	989,300
Put EUR/Call USD	Deutsche Bank AG	EUR 19,608	USD 1.28	11/1/16	2,459,175
Put EUR/Call USD	Goldman Sachs International	EUR 57,845	USD 1.10	7/15/16	374,717

Total Currency Options Purchased (identified cost $9,572,998)					$10,243,298

Interest Rate Swaptions Purchased — 0.1%

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.67%	Goldman Sachs International	4/12/17	USD 50,000,000	$1,732,876

Total Interest Rate Swaptions Purchased (identified cost $1,560,000)				$1,732,876

Short-Term Investments — 9.5%

Foreign Government Securities — 0.2%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	54,520	$322,369
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	132,076	779,465
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	309,830	1,825,056

Total Iceland			$2,926,890

Total Foreign Government Securities (identified cost $2,907,726)			$2,926,890

U.S. Treasury Obligations — 1.0%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 9/22/16(7)		$16,500	$16,481,867

Total U.S. Treasury Obligations (identified cost $16,471,092)			$16,481,867

Other — 8.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(14)	$132,072	$132,072,382

Total Other (identified cost $132,072,382)		$132,072,382

Total Short-Term Investments (identified cost $151,451,200)		$151,481,139

Total Investments — 99.1% (identified cost $1,645,728,082)		$1,588,398,520

Call Options Written — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

E-mini S&P 500 Futures 05/2016	Not Applicable	46	USD 2,070.00	5/20/16	$(48,300)
E-mini S&P 500 Futures 05/2016	Not Applicable	46	USD 2,085.00	5/20/16	(31,625)
Gold Futures 05/2016	Not Applicable	25	USD 1,240.00	5/25/16	(142,250)
Gold Futures 05/2016	Not Applicable	22	USD 1,265.00	5/25/16	(85,580)
Light Sweet Crude Oil Futures 05/2016	Not Applicable	76	USD 41.00	5/17/16	(394,440)
Natural Gas Futures 05/2016	Not Applicable	120	USD 2.15	5/25/16	(150,000)

Total Call Options Written (premiums received $507,545)					$(852,195)

Put Options Written — (0.0)%(13)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
E-mini S&P 500 Futures 05/2016	Not Applicable	46	USD 2,070.00	5/20/16	$(73,600)
E-mini S&P 500 Futures 05/2016	Not Applicable	46	USD 2,085.00	5/20/16	(91,425)
Gold Futures 05/2016	Not Applicable	25	USD 1,240.00	5/25/16	(16,000)
Gold Futures 05/2016	Not Applicable	22	USD 1,265.00	5/25/16	(29,480)

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

Light Sweet Crude Oil Futures 05/2016	Not Applicable	76	USD 41.00	5/17/16	$(20,520)
Natural Gas Futures 05/2016	Not Applicable	120	USD 2.15	5/25/16	(116,400)

Total Put Options Written (premiums received $557,355)					$(347,425)

Interest Rate Swaptions Written — (0.1)%

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.68%	Bank of America, N.A.	5/19/16	USD 15,000,000	$(115,455)
Option to pay 6-month Euro Interbank Offered Rate and receive 0.63%	Morgan Stanley & Co. International PLC	5/25/16	EUR 13,000,000	(112,594)
Option to pay 6-month GBP-LIBOR-BBA Rate and receive 1.36%	Goldman Sachs International	5/5/16	GBP 5,000,000	(133,394)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.92%	Goldman Sachs International	4/12/17	USD 240,000,000	(1,744,978)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.68%	Bank of America, N.A.	5/19/16	USD 15,000,000	(67,388)
Option to receive 6-month Euro Interbank Offered Rate and pay 0.63%	Morgan Stanley & Co. International PLC	5/25/16	EUR 13,000,000	(47,461)
Option to receive 6-month GBP-LIBOR-BBA Rate and pay 1.36%	Goldman Sachs International	5/5/16	GBP 5,000,000	(425)

Total Interest Rate Swaptions Written (premiums received $2,029,420)				$(2,221,695)

Currency Options Written — (0.5)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call GBP/Put USD	Goldman Sachs International	GBP 6,108	USD 1.46	5/26/16	$(104,415)
Call MXN/Put USD	Citibank, N.A.	MXN 77,451	MXN 17.60	5/17/16	(110,268)
Put CNH/Call USD	Goldman Sachs International	CNH 209,918	CNH 6.40	7/27/16	(680,151)
Put CNH/Call USD	Standard Chartered Bank	CNH 417,324	CNH 6.35	6/7/16	(1,534,000)
Put CNH/Call USD	Standard Chartered Bank	CNH 238,376	CNH 6.39	7/27/16	(788,994)
Put EUR/Call USD	Deutsche Bank AG	EUR 22,727	USD 1.10	11/1/16	(320,550)
Put EUR/Call USD	Deutsche Bank AG	EUR 21,186	USD 1.18	11/1/16	(989,300)
Put EUR/Call USD	Deutsche Bank AG	EUR 19,608	USD 1.28	11/1/16	(2,459,175)
Put GBP/Call USD	Goldman Sachs International	GBP 6,108	USD 1.46	5/26/16	(79,014)
Put MXN/Call USD	Citibank, N.A.	MXN 77,451	MXN 17.60	5/17/16	(16,135)

Total Currency Options Written (premiums received $12,438,619)					$(7,082,002)

Other Assets, Less Liabilities — 1.6%					$25,023,053

Net Assets — 100.0%					$1,602,918,256

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2016.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2016.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2016.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $321,472,581 or 20.1% of the Portfolio’s net assets.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $210,497,717 or 13.1% of the Portfolio’s net assets.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)	Amount is less than 0.05% or (0.05)%, as applicable.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	9,821,149	RON	43,930,000	BNP Paribas	5/3/16	$17,596	$—
RON	38,174,000	EUR	8,527,835	BNP Paribas	5/3/16	—	(7,868)
RON	5,756,000	EUR	1,286,142	Deutsche Bank AG	5/3/16	—	(1,515)
USD	765,395	ZAR	12,195,184	Standard Chartered Bank	5/3/16	—	(91,295)
ZAR	12,195,184	USD	846,359	Standard Chartered Bank	5/3/16	10,330	—
EUR	677,264	HUF	211,821,000	Bank of America, N.A.	5/4/16	—	(1,955)
EUR	646,920	HUF	202,279,000	JPMorgan Chase Bank, N.A.	5/4/16	—	(1,677)
HUF	155,500,000	EUR	504,142	Bank of America, N.A.	5/4/16	—	(6,529)
HUF	258,600,000	EUR	839,665	JPMorgan Chase Bank, N.A.	5/4/16	—	(12,308)
AUD	13,326,041	USD	10,173,366	Standard Chartered Bank	5/5/16	—	(41,750)
EUR	25,718,615	HUF	8,030,316,000	Citibank, N.A.	5/5/16	—	(23,641)
EUR	25,554,028	HUF	7,979,884,000	Deutsche Bank AG	5/5/16	—	(27,007)
HUF	5,811,856,435	EUR	18,705,685	Citibank, N.A.	5/5/16	—	(88,366)
HUF	2,218,459,565	EUR	7,190,010	Citibank, N.A.	5/5/16	—	(90,771)
HUF	7,979,884,000	EUR	25,862,531	Deutsche Bank AG	5/5/16	—	(326,266)
USD	9,416,314	AUD	13,326,041	Standard Chartered Bank	5/5/16	—	(715,302)
AUD	49,768,973	USD	38,007,072	Australia and New Zealand Banking Group Limited	5/9/16	—	(174,624)
INR	303,983,000	USD	4,488,822	Bank of America, N.A.	5/9/16	87,524	—
INR	366,617,000	USD	5,393,013	Nomura International PLC	5/9/16	126,263	—
USD	35,829,430	AUD	49,768,973	Australia and New Zealand Banking Group Limited	5/9/16	—	(2,003,017)
USD	37,899,179	INR	2,600,509,000	BNP Paribas	5/9/16	—	(1,250,468)
USD	5,878,575	THB	211,276,000	Standard Chartered Bank	5/9/16	—	(169,422)
USD	12,141,488	NZD	18,176,561	Standard Chartered Bank	5/10/16	—	(545,386)
USD	9,910,392	THB	356,675,000	Deutsche Bank AG	5/10/16	—	(299,617)
IDR	35,706,200,000	USD	2,610,102	Goldman Sachs International	5/12/16	93,089	—
IDR	71,761,657,000	USD	5,243,819	JPMorgan Chase Bank, N.A.	5/12/16	189,006	—
IDR	70,099,597,000	USD	5,129,864	BNP Paribas	5/16/16	173,402	—
IDR	35,618,206,000	USD	2,610,349	Goldman Sachs International	5/16/16	84,286	—

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
IDR	70,099,597,000	USD	5,132,494	Standard Chartered Bank	5/16/16	$170,772	$—
USD	4,728,903	NZD	7,081,889	BNP Paribas	5/16/16	—	(212,518)
USD	2,811,779	NZD	4,252,353	Citibank, N.A.	5/16/16	—	(155,320)
USD	3,782,143	NZD	5,681,111	Citibank, N.A.	5/16/16	—	(181,879)
USD	43,449,588	NZD	65,376,067	Deutsche Bank AG	5/16/16	—	(2,166,869)
USD	7,871,625	THB	285,740,000	Deutsche Bank AG	5/16/16	—	(306,691)
USD	1,488,472	THB	53,972,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(56,289)
MXN	22,677,837	USD	1,300,000	Citibank, N.A.	5/19/16	16,063	—
MXN	26,150,468	USD	1,510,000	Citibank, N.A.	5/19/16	7,590	—
MXN	22,420,960	USD	1,300,000	HSBC Bank USA, N.A.	5/19/16	1,155	—
USD	1,710,000	MXN	30,180,831	Citibank, N.A.	5/19/16	—	(41,484)
USD	3,470,265	NZD	5,156,680	JPMorgan Chase Bank, N.A.	5/19/16	—	(127,252)
USD	27,923,581	NZD	42,732,217	JPMorgan Chase Bank, N.A.	5/19/16	—	(1,888,214)
IDR	74,050,169,000	USD	5,428,898	BNP Paribas	5/25/16	164,397	—
IDR	224,849,023,000	USD	16,484,532	Goldman Sachs International	5/25/16	499,181	—
IDR	38,147,058,000	USD	2,797,526	JPMorgan Chase Bank, N.A.	5/25/16	83,869	—
JPY	2,093,484,000	USD	17,158,720	Goldman Sachs International	5/25/16	2,525,132	—
JPY	2,051,986,000	USD	16,822,453	Standard Chartered Bank	5/25/16	2,471,217	—
USD	17,109,219	JPY	2,093,484,000	Goldman Sachs International	5/25/16	—	(2,574,634)
USD	16,779,671	JPY	2,051,986,000	Standard Chartered Bank	5/25/16	—	(2,513,999)
USD	3,339,662	JPY	376,977,695	Standard Chartered Bank	5/26/16	—	(204,930)
USD	5,650,869	JPY	640,164,314	Standard Chartered Bank	5/26/16	—	(368,377)
USD	6,693,780	JPY	754,737,096	Standard Chartered Bank	5/26/16	—	(402,754)
USD	9,568,245	JPY	1,066,313,924	Standard Chartered Bank	5/26/16	—	(457,939)
USD	8,382,374	JPY	943,260,163	Standard Chartered Bank	5/26/16	—	(486,778)
USD	37,999,123	GBP	26,418,000	Goldman Sachs International	6/1/16	—	(604,062)
NZD	14,197,000	USD	9,777,474	Goldman Sachs International	6/9/16	115,984	—
NZD	14,197,000	USD	9,764,484	Standard Chartered Bank	6/9/16	128,974	—
USD	9,550,606	NZD	14,197,000	Goldman Sachs International	6/9/16	—	(342,852)
USD	9,557,420	NZD	14,197,000	Standard Chartered Bank	6/9/16	—	(336,038)
USD	31,352,911	ZAR	491,645,000	BNP Paribas	6/9/16	—	(2,934,764)
CNH	118,798,000	USD	18,131,563	Standard Chartered Bank	6/13/16	153,395	—
NZD	26,285,230	USD	18,083,450	Australia and New Zealand Banking Group Limited	6/13/16	230,246	—
USD	54,000,000	CNH	359,532,000	Standard Chartered Bank	6/13/16	—	(1,337,862)
USD	18,553,778	NZD	27,686,669	Australia and New Zealand Banking Group Limited	6/13/16	—	(736,341)
USD	3,862,219	EUR	3,415,203	Goldman Sachs International	6/29/16	—	(55,201)
USD	7,563,054	EUR	6,669,360	Goldman Sachs International	6/29/16	—	(87,057)
USD	1,974,482	EUR	1,747,255	Standard Chartered Bank	6/29/16	—	(29,713)
USD	8,489,342	GBP	5,949,000	Deutsche Bank AG	7/11/16	—	(204,877)
USD	19,091,584	GBP	13,529,000	Deutsche Bank AG	7/11/16	—	(680,494)
USD	25,987,359	EUR	22,745,550	Standard Chartered Bank	7/13/16	—	(114,560)
IDR	63,605,529,000	USD	4,757,688	Deutsche Bank AG	7/14/16	626	—
IDR	49,470,970,000	USD	3,700,424	Standard Chartered Bank	7/14/16	487	—
IDR	89,829,927,000	USD	6,689,747	BNP Paribas	7/18/16	26,111	—
IDR	93,627,205,000	USD	6,968,643	Deutsche Bank AG	7/18/16	31,107	—
SEK	182,776,000	EUR	19,885,329	Deutsche Bank AG	7/19/16	—	(143)

31	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	24,536,243	NZD	35,705,700	Goldman Sachs International	7/19/16	$—	$(296,415)
USD	21,274,460	RUB	1,428,431,064	Deutsche Bank AG	7/20/16	—	(355,933)
USD	4,705,443	THB	165,114,000	Standard Chartered Bank	7/25/16	—	(13,223)
USD	7,904,725	THB	277,693,000	Deutsche Bank AG	7/26/16	—	(31,118)
RUB	33,230,835	USD	489,401	Bank of America, N.A.	7/27/16	13,015	—
RUB	33,230,834	USD	489,120	Citibank, N.A.	7/27/16	13,296	—
USD	797,358	PEN	2,837,000	BNP Paribas	7/27/16	—	(58,148)
USD	797,582	PEN	2,837,000	Standard Chartered Bank	7/27/16	—	(57,924)
CNH	88,200,000	USD	12,951,542	Standard Chartered Bank	7/29/16	593,724	—
CNH	69,651,000	USD	10,282,108	Standard Chartered Bank	7/29/16	414,506	—
USD	27,729,500	CNH	185,371,708	Goldman Sachs International	7/29/16	—	(738,857)
USD	25,651,267	CNH	172,120,000	Goldman Sachs International	7/29/16	—	(781,967)
USD	29,525,760	CNH	199,059,721	Standard Chartered Bank	7/29/16	—	(1,044,726)
USD	1,587,572	PEN	5,687,477	BNP Paribas	8/3/16	—	(126,040)
USD	830,763	ZAR	12,195,184	Standard Chartered Bank	8/3/16	—	(10,486)
USD	1,279,090	PEN	4,496,000	Standard Chartered Bank	8/29/16	—	(71,350)
USD	852,803	PEN	3,004,000	BNP Paribas	11/2/16	—	(42,576)
USD	1,065,720	PEN	3,754,000	Standard Chartered Bank	11/2/16	—	(53,205)
USD	804,408	PEN	2,920,000	Standard Chartered Bank	11/4/16	—	(65,766)
USD	781,627	PEN	2,846,296	Standard Chartered Bank	11/4/16	—	(66,582)
USD	2,171,295	CNH	14,387,000	Bank of America, N.A.	11/14/16	—	(23,478)
USD	5,520,826	CNH	36,589,000	Goldman Sachs International	11/14/16	—	(60,916)
USD	5,351,049	CNH	35,376,000	Citibank, N.A.	11/18/16	—	(44,159)
USD	2,111,237	CNH	13,988,000	Goldman Sachs International	11/18/16	—	(22,079)
USD	2,660,768	CNH	17,593,000	Deutsche Bank AG	11/30/16	—	(20,129)
USD	6,395,856	CNH	42,291,000	Standard Chartered Bank	11/30/16	—	(48,629)
USD	1,449,011	PEN	5,165,000	BNP Paribas	12/7/16	—	(86,352)
USD	1,198,586	PEN	4,409,000	BNP Paribas	12/7/16	—	(112,046)
USD	1,648,709	CNH	11,109,000	BNP Paribas	12/19/16	—	(41,915)
CNH	148,762,000	USD	22,029,024	Standard Chartered Bank	12/21/16	607,220	—
TWD	202,955,000	USD	6,285,382	Deutsche Bank AG	1/12/17	—	(5,576)
TWD	150,692,000	USD	4,669,001	JPMorgan Chase Bank, N.A.	1/12/17	—	(6,309)
USD	16,556,341	CNH	114,627,000	Standard Chartered Bank	1/12/17	—	(859,420)
USD	6,060,167	TWD	202,955,000	Deutsche Bank AG	1/12/17	—	(219,639)
USD	4,503,646	TWD	150,692,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(159,046)
TWD	194,319,000	USD	6,011,415	BNP Paribas	1/17/17	1,128	—
TWD	193,943,000	USD	6,006,287	BNP Paribas	1/17/17	—	(5,378)
TWD	195,044,000	USD	6,053,507	Citibank, N.A.	1/17/17	—	(18,531)
TWD	179,661,000	USD	5,562,260	Deutsche Bank AG	1/17/17	—	(3,259)
USD	5,766,964	TWD	193,943,000	BNP Paribas	1/17/17	—	(233,945)
USD	5,784,223	TWD	195,044,000	Citibank, N.A.	1/17/17	—	(250,753)
USD	5,315,414	TWD	179,661,000	Deutsche Bank AG	1/17/17	—	(243,587)
USD	5,779,863	TWD	194,319,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(232,680)
TWD	105,890,000	USD	3,286,468	BNP Paribas	1/19/17	—	(10,072)
TWD	97,065,000	USD	3,011,168	Goldman Sachs International	1/19/17	—	(7,830)
USD	3,132,840	TWD	105,890,000	BNP Paribas	1/19/17	—	(143,556)

32	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,860,405	TWD	97,065,000	Goldman Sachs International	1/19/17	$—	$(142,932)
RON	43,930,000	EUR	9,750,305	BNP Paribas	2/3/17	—	(19,115)
TWD	1,477,534,000	USD	45,871,903	Barclays Bank PLC	2/24/17	—	(157,587)
TWD	453,354,000	USD	14,066,212	BNP Paribas	2/24/17	—	(39,619)
TWD	440,479,000	USD	13,709,275	Citibank, N.A.	2/24/17	—	(81,029)
USD	43,925,855	TWD	1,477,534,000	Barclays Bank PLC	2/24/17	—	(1,788,461)
USD	13,506,748	TWD	453,354,000	BNP Paribas	2/24/17	—	(519,845)
USD	13,129,031	TWD	440,479,000	Citibank, N.A.	2/24/17	—	(499,214)
RON	17,985,000	EUR	3,976,343	BNP Paribas	2/28/17	4,641	—
RON	52,895,592	EUR	11,719,418	BNP Paribas	2/28/17	—	(14,845)
RON	43,120,000	EUR	9,540,878	Deutsche Bank AG	3/2/17	1,488	—
RON	6,436,000	EUR	1,427,684	Bank of America, N.A.	3/6/17	—	(4,310)
RON	40,281,528	EUR	8,939,928	Bank of America, N.A.	3/6/17	—	(32,027)
RON	33,465,000	EUR	7,428,413	Deutsche Bank AG	3/7/17	—	(28,560)
RON	47,757,000	EUR	10,592,658	Deutsche Bank AG	3/7/17	—	(31,228)
RON	67,963,000	EUR	15,067,731	BNP Paribas	3/8/17	—	(37,563)
USD	5,732,576	CNH	37,835,000	Goldman Sachs International	3/15/17	10,794	—
USD	8,297,128	CNH	54,729,000	Standard Chartered Bank	3/15/17	20,469	—
USD	6,323,108	CNH	41,742,000	Citibank, N.A.	3/22/17	13,964	—
USD	5,052,200	CNH	33,294,000	Goldman Sachs International	3/22/17	19,939	—
USD	7,574,852	CNH	49,941,000	Standard Chartered Bank	3/22/17	26,460	—

						$9,148,446	$(35,558,610)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Gold	24	Long	Jun-16	$3,072,120	$3,097,200	$25,080
WTI Crude Oil	57	Long	May-16	2,516,900	2,617,440	100,540
WTI Crude Oil	1,127	Short	Nov-16	(45,104,391)	(51,753,690)	(6,649,299)

Equity Futures
E-mini S&P 500 Index	24	Short	Jun-16	(2,465,700)	(2,470,920)	(5,220)

Interest Rate Futures
Canada 10-Year Bond	240	Short	Jun-16	(26,949,550)	(26,618,634)	330,916
CME 90-Day Eurodollar	3,260	Short	Mar-17	(803,000,305)	(807,502,000)	(4,501,695)
Japan 10-Year Bond	31	Short	Jun-16	(44,141,644)	(44,137,124)	4,520
U.S. 5-Year Deliverable Interest Rate Swap	2,058	Short	Jun-16	(212,038,312)	(212,906,531)	(868,219)
U.S. 5-Year Treasury Note	988	Short	Jun-16	(119,882,330)	(119,463,094)	419,236
U.S. 10-Year Deliverable Interest Rate Swap	1,389	Short	Jun-16	(145,115,556)	(145,454,344)	(338,788)
U.S. 10-Year Treasury Note	369	Short	Jun-16	(47,923,875)	(47,993,062)	(69,187)
U.S. Long Treasury Bond	349	Short	Jun-16	(57,184,594)	(56,996,063)	188,531

						$(11,363,585)

33	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Canada 10-Year Bond:  Government of Canada Bonds (CGB) having a maturity of between 8 years and 10.5 years.

CME:  Chicago Mercantile Exchange.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

WTI:  West Texas Intermediate.

Centrally Cleared Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	$40,000	Pays	Return on CPI-U (NSA)	Receives	1.37%	9/24/20	$(146,848)
LCH.Clearnet	40,000	Receives	Return on CPI-U (NSA)	Pays	1.73	9/24/25	73,512

							$(73,336)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$29,000	Receives	Return on CPI-U (NSA)	Pays	1.86%	3/22/26	$176,907
Citibank, N.A.	25,000	Receives	Return on CPI-U (NSA)	Pays	1.83	4/15/26	282,877
Credit Suisse International	50,000	Pays	Return on CPI-U (NSA)	Receives	1.60	2/3/20	545,303
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	(1,022,924)
Goldman Sachs International	37,300	Pays	Return on CPI-U (NSA)	Receives	1.43	9/25/20	(142,097)
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	(23,542)
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	6,137
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	30,187

							$(147,152)

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$215,585
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	248,537
CME Group, Inc.	MXN	357,439	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	320,118
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90		5/11/17	20,435
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66		2/24/19	(79,840)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(22,532)
CME Group, Inc.	USD	5,773	Receives	3-month USD-LIBOR-BBA	2.50	(2)	3/16/26	46,136

34	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	USD	7,500	Pays	3-month USD-LIBOR-BBA	1.66%		3/18/26	$40,580
CME Group, Inc.	USD	7,500	Receives	3-month USD-LIBOR-BBA	1.77		4/20/26	26,069
CME Group, Inc.	USD	7,500	Receives	3-month USD-LIBOR-BBA	1.81		4/20/26	10,859
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	13,222,344
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	6,713,053
LCH.Clearnet(1)	CAD	684,000	Pays	Bank of Canada Overnight Repo Rate	0.52		12/7/16	(7,921)
LCH.Clearnet(1)	CAD	1,146,000	Pays	Bank of Canada Overnight Repo Rate	0.51		12/7/16	(14,194)
LCH.Clearnet	EUR	7,000	Pays	6-month Euro Interbank Offered Rate	0.53		4/26/26	(33,929)
LCH.Clearnet	EUR	7,000	Pays	6-month Euro Interbank Offered Rate	0.61		4/27/26	5,739
LCH.Clearnet(1)	EUR	16,300	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	37,465
LCH.Clearnet	GBP	5,000	Pays	6-month GBP-LIBOR-BBA	1.39		4/4/26	(41,443)
LCH.Clearnet(1)	GBP	9,200	Receives	6-month GBP-LIBOR-BBA	2.00	(2)	6/15/26	(44,383)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	2,677,156
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02		11/27/17	1,000,488
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,806,275
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90		5/16/23	5,950,997
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	765,938
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	1,260,027
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA	0.90		5/11/17	(20,117)
LCH.Clearnet(1)	USD	16,280	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/15/18	4,099
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(13,655,912)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	(6,957,999)
LCH.Clearnet(1)	USD	13,000	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	76,002

								$13,569,632

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	CNY	33,718	Pays	7-day China Fixing Repo Rates	2.22%	3/30/18	$(43,402)
BNP Paribas	CNY	96,700	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	(31,676)
BNP Paribas	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(316,245)
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	2,177,493
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	680,932
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	984,121
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	631,645
Deutsche Bank AG	CNY	196,293	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(62,495)
Deutsche Bank AG	CNY	103,312	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(31,893)
Deutsche Bank AG	CNY	240,328	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	(77,044)
Deutsche Bank AG	CNY	149,148	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	(50,108)
Deutsche Bank AG	CNY	38,691	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(13,575)

35	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CNY	74,067	Pays	7-day China Fixing Repo Rates	2.46%	8/21/17	$(25,571)
Deutsche Bank AG	CNY	97,355	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	(32,515)
Deutsche Bank AG	CNY	84,666	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(107,727)
Deutsche Bank AG	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(321,985)
Goldman Sachs International	CNY	196,292	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(62,495)
Goldman Sachs International	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(52,498)
Goldman Sachs International	CNY	194,494	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(67,714)
Goldman Sachs International	CNY	55,274	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	(19,658)
Goldman Sachs International	CNY	50,216	Pays	7-day China Fixing Repo Rates	2.43	1/27/21	(180,275)
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	25,865
JPMorgan Chase Bank, N.A.	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(52,498)
JPMorgan Chase Bank, N.A.	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(319,115)
Standard Chartered Bank	CNY	206,623	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(62,811)
Standard Chartered Bank	CNY	251,214	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(57,784)
Standard Chartered Bank	CNY	187,466	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(67,019)
Standard Chartered Bank	CNY	35,375	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	(12,611)
Standard Chartered Bank	CNY	98,159	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(126,351)

							$2,304,991

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$20,370	5.00%(1)	12/20/19	3.09%	$1,416,072	$(847,019)	$569,053
Markit CDX North America High Yield Index	ICE Clear Credit	32,800	5.00(1)	6/20/20	3.66	1,812,018	(1,110,486)	701,532
Markit CDX North America High Yield Index	ICE Clear Credit	30,000	5.00(1)	12/20/20	4.28	1,028,354	47,154	1,075,508

		$83,170				$4,256,444	$(1,910,351)	$2,346,093

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $83,170,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

36	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation

Goldman Sachs International	$45,070	Receives	Market IOS Index Series FN-3513, 3.50%, 30-year	Pays	1-month USD- LIBOR-BBA	1/12/43	$292,364

							$292,364

Volatility Swaps
Counterparty	Reference Entity	Notional Amount (000’s omitted)	Portfolio Pays/Receives Volatility*	Volatility Strike	Maturity Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	USD versus JPY	USD 21	Pays	10.68%	5/16/16	$(84,449)
Morgan Stanley & Co. International PLC	USD versus EUR	EUR 18	Pays	8.85	5/11/16	16,113

						$(68,336)

*	Portfolio will pay or receive the volatility of the reference entity depending on whether the realized volatility of the reference entity exceeds or is less than the strike. For contracts where the Portfolio has elected to receive the volatility of the reference entity, it will receive a net payment of the difference between the realized volatility and the strike multiplied by the notional amount if the realized volatility exceeds the strike; the Portfolio will make a net payment of the absolute value of the difference of the realized volatility and the strike multiplied by the notional amount if the realized volatility is less than the strike. For contracts where the Portfolio has elected to pay the volatility of the reference entity, it will make a net payment of the difference between the realized volatility and the strike multiplied by the notional amount if the realized volatility exceeds the strike; the Portfolio will receive a net payment of the absolute value of the difference of the realized volatility and the strike multiplied by the notional amount if the realized volatility is less than the strike.

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
EUR	–	Euro
GBP	–	British Pound Sterling
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen

MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
RON	–	Romanian Leu
RUB	–	Russian Ruble
SEK	–	Swedish Krona
THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

37	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $1,513,655,700)	$1,456,326,138
Affiliated investment, at value (identified cost, $132,072,382)	132,072,382
Cash	8,265,181
Restricted cash*	25,022,130
Foreign currency, at value (identified cost, $9,439,222)	9,467,375
Interest and dividends receivable	9,620,279
Interest receivable from affiliated investment	63,496
Receivable for investments sold	211,636
Receivable for premiums on written options	192,795
Receivable for variation margin on open futures contracts	1,643,410
Receivable for variation margin on open centrally cleared swap contracts	1,287,012
Receivable for open forward foreign currency exchange contracts	9,148,446
Receivable for open swap contracts	5,849,944
Receivable for closed swap contracts	69,560
Prepaid expenses	3,086
Total assets	$1,659,242,870

Liabilities
Written options and swaptions outstanding, at value (premiums received, $15,532,939)	$10,503,317
Payable for investments purchased	5,624,773
Payable for open forward foreign currency exchange contracts	35,558,610
Payable for open swap contracts	3,468,077
Payable to affiliates:
Investment adviser fee	775,964
Trustees’ fees	5,667
Accrued foreign capital gains taxes	89,506
Accrued expenses	298,700
Total liabilities	$56,324,614
Net Assets applicable to investors’ interest in Portfolio	$1,602,918,256

Sources of Net Assets
Investors’ capital	$1,674,288,586
Net unrealized depreciation	(71,370,330)
Total	$1,602,918,256

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

38	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest (net of foreign taxes, $280,651)	$30,854,769
Dividends	6,043,579
Interest allocated from affiliated investment	235,297
Expenses allocated from affiliated investment	(8,992)
Total investment income	$37,124,653

Expenses
Investment adviser fee	$5,063,163
Trustees’ fees and expenses	34,000
Custodian fee	339,004
Legal and accounting services	126,112
Miscellaneous	66,784
Total expenses	$5,629,063

Net investment income	$31,495,590

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(13,129,427)
Investment transactions allocated from affiliated investment	562
Written options and swaptions	8,942,183
Futures contracts	(56,887,047)
Swap contracts	(6,021,281)
Foreign currency and forward foreign currency exchange contract transactions	(7,155,951)
Non-deliverable bond forward contracts	(434,879)
Capital gain distributions received	200,688
Net realized loss	$(74,485,152)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $245,694)	$(11,087,624)
Written options and swaptions	2,220,833
Futures contracts	4,200,707
Swap contracts	21,204,542
Foreign currency and forward foreign currency exchange contracts	(16,919,214)
Non-deliverable bond forward contracts	485,284
Net change in unrealized appreciation (depreciation)	$104,528

Net realized and unrealized loss	$(74,380,624)

Net decrease in net assets from operations	$(42,885,034)

39	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$31,495,590	$52,869,713
Net realized loss from investment transactions, written options and swaptions, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	(74,485,152)	(6,354,973)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	104,528	(75,587,142)
Net decrease in net assets from operations	$(42,885,034)	$(29,072,402)
Capital transactions —
Contributions	$39,504,894	$1,027,022,158
Withdrawals	(252,766,750)	(160,472,773)
Net increase (decrease) in net assets from capital transactions	$(213,261,856)	$866,549,385

Net increase (decrease) in net assets	$(256,146,890)	$837,476,983

Net Assets
At beginning of period	$1,859,065,146	$1,021,588,163
At end of period	$1,602,918,256	$1,859,065,146

40	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Consolidated Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.66	%(2)	0.66%	0.72%	0.72%	0.75%	0.73%
Net investment income	3.67	%(2)	3.63%	5.32%	3.86%	1.92%	2.35%
Portfolio Turnover	16	%(3)	32%	58%	123%	17%	10%

Total Return	(2.21	)%(3)	(0.41)%	7.75%	(6.15)%	5.00%	6.69%

Net assets, end of period (000’s omitted)	$1,602,918		$1,859,065	$1,021,588	$526,099	$518,829	$522,015

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

41	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 89.5% and 10.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2016 were $15,602,953 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected

42

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps and volatility swaps, the pricing service valuations are based on the value of the underlying index or instrument, reference interest rate and volatility surface, as applicable. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

43

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

44

Global Opportunities Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

P  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Q  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation

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or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

R  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

S  Volatility Swaps — Volatility swaps involve the exchange of cash flows between two parties based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. Changes in the value of the swap are recorded as unrealized gains and losses. Gains or losses are realized upon the termination of the contract. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying asset. Risk of loss is dependent on the volatility of the underlying instrument.

T  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligation.

U  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

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2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $5,063,163 or 0.590% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2016 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$203,733,943	$327,343,960
U.S. Government and Agency Securities	12,783,112	118,457,270

	$216,517,055	$445,801,230

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,682,746,829

Gross unrealized appreciation	$27,702,129
Gross unrealized depreciation	(114,938,143)

Net unrealized depreciation	$(87,236,014)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Consolidated Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Written options and swaptions activity for the six months ended April 30, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)

Currency	CAD	CNH	EUR	GBP	JPY	MXN
Outstanding, beginning of period	—	865,618	50,516	11,534	2,917,996	—
Options written	2,752	—	59,697	63,030	18,127,848	154,902
Options terminated in closing purchase transactions	—	—	—	—	—	—
Options exercised	(1,376)	—	(23,346)	(31,174)	(6,171,855)	—
Options expired	(1,376)	—	(23,346)	(31,174)	(14,873,989)	—

Outstanding, end of period	—	865,618	63,521	12,216	—	154,902

	Numbers of Contracts	Notional Amount — Swaptions (000’s omitted)			Premiums Received

Currency		EUR	GBP	USD	USD
Outstanding, beginning of period	986	19,400	14,200	23,000	14,298,832
Options written	4,340	152,000	75,000	403,000	17,577,410
Options terminated in closing purchase transactions	(96)	—	(5,000)	—	(360,480)
Options exercised	(2,185)	(72,700)	(37,100)	(78,000)	(6,826,199)
Options expired	(2,375)	(72,700)	(37,100)	(78,000)	(9,156,624)

Outstanding, end of period	670	26,000	10,000	270,000	15,532,939

CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen
MXN	–	Mexican Peso
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, cross-currency swaps and volatility swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

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Global Opportunities Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $48,330,384. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $20,704,207 at April 30, 2016.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—	$10,243,298	$2,185,814	$12,429,112
Net unrealized depreciation*	125,620	2,346,093	—	—	35,464,617	37,936,330
Receivable for open forward foreign currency exchange contracts	—	—	—	9,148,446	—	9,148,446
Receivable for open swap contracts	—	—	—	16,113	5,833,831	5,849,944

Total Asset Derivatives	$125,620	$2,346,093	$—	$19,407,857	$43,484,262	$65,363,832

Derivatives not subject to master netting or similar agreements	$125,620	$2,346,093	$—	$—	$35,917,555	$38,389,268

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$—	$19,407,857	$7,566,707	$26,974,564

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Notes to Consolidated Financial Statements (Unaudited) — continued

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$(954,670)	$—	$(244,950)	$(7,082,002)	$(2,221,695)	$(10,503,317)
Net unrealized depreciation*	(6,649,299)	—	(5,220)	—	(26,803,007)	(33,457,526)
Payable for open forward foreign currency exchange contracts	—	—	—	(35,558,610)	—	(35,558,610)
Payable for open swap contracts	—	—	—	(84,449)	(3,383,628)	(3,468,077)

Total Liability Derivatives	$(7,603,969)	$—	$(250,170)	$(42,725,061)	$(32,408,330)	$(82,987,530)

Derivatives not subject to master netting or similar agreements	$(7,603,969)	$—	$(250,170)	$—	$(26,803,007)	$(34,657,146)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$—	$(42,725,061)	$(5,605,323)	$(48,330,384)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$230,246	$(230,246)	$—	$—	$—
Bank of America, N.A.	277,446	(277,446)	—	—	—
BNP Paribas	387,275	(387,275)	—	—	—
Citibank, N.A.	333,790	(333,790)	—	—	—
Credit Suisse International	5,019,494	(1,022,924)	(3,996,570)	—	—
Deutsche Bank AG	4,482,397	(4,482,397)	—	—	—
Goldman Sachs International	6,655,311	(6,655,311)	—	—	—
HSBC Bank USA, N.A.	1,155	—	—	—	1,155
JPMorgan Chase Bank, N.A.	272,875	(272,875)	—	—	—
Morgan Stanley & Co. International PLC	16,113	(16,113)	—	—	—
Nomura International PLC	126,263	—	—	—	126,263
Standard Chartered Bank	9,172,199	(9,172,199)	—	—	—

	$26,974,564	$(22,850,576)	$(3,996,570)	$—	$127,418

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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(2,913,982)	$230,246	$2,683,736	$—	$—
Bank of America, N.A.	(294,544)	277,446	17,098	—	—
Barclays Bank PLC	(1,946,048)	—	1,946,048	—	—
BNP Paribas	(6,244,554)	387,275	5,206,695	—	(650,584)
Citibank, N.A.	(1,601,550)	333,790	1,267,760	—	—
Credit Suisse International	(1,022,924)	1,022,924	—	—	—
Deutsche Bank AG	(9,528,895)	4,482,397	3,689,027	—	(1,357,471)
Goldman Sachs International	(9,005,458)	6,655,311	2,014,658	—	(335,489)
JPMorgan Chase Bank, N.A.	(2,855,388)	272,875	2,281,995	—	(300,518)
Morgan Stanley & Co. International PLC	(160,055)	16,113	114,428	—	(29,514)
Standard Chartered Bank	(12,756,986)	9,172,199	1,153,390	—	(2,431,397)

	$(48,330,384)	$22,850,576	$20,374,835	$—	$(5,104,973)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at April 30, 2016 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$(3,945,073)	$—
Futures contracts	(5,677,005)	—	(1,220,233)	—	(49,989,809)
Written options and swaptions	3,255,537	—	1,050,537	2,824,171	1,811,938
Swap contracts	—	1,388,949	—	—	(7,410,230)
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	(8,489,642)	—
Non-deliverable bond forward contracts	—	—	—	—	(434,879)

Total	$(2,421,468)	$1,388,949	$(169,696)	$(9,610,544)	$(56,022,980)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$—	$(1,544,237)	$(470,311)
Futures contracts	(6,670,239)	—	(46,110)	—	10,917,056
Written options and swaptions	(30,020)	—	92,525	2,435,635	(277,307)
Swap contracts	—	865,717	—	(68,336)	20,407,161
Foreign currency and forward foreign currency exchange contracts	—	—	—	(17,456,176)	—
Non-deliverable bond forward contracts	—	—	—	—	485,284

Total	$(6,700,259)	$865,717	$46,415	$(16,633,114)	$31,061,883

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Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$4,610,000	$2,466,702,000	$1,442,570,000	$2,026,000	$7,143,000	$2,203,018,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were approximately $438,703,000 and 2,096 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

7  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of April 30, 2016. For the six months ended April 30, 2016, the average borrowings under settled reverse repurchase agreements and the average annual interest rate received were approximately $497,000 and 0.31%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

52

Global Opportunities Portfolio

April 30, 2016

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$273,822,251	$—	$273,822,251
Mortgage Pass-Throughs	—	52,201,254	—	52,201,254
Commercial Mortgage-Backed Securities	—	149,260,923	—	149,260,923
Asset-Backed Securities	—	189,762,057	—	189,762,057
Senior Floating-Rate Loans	—	117,850,858	—	117,850,858
Foreign Government Bonds	—	379,799,474	—	379,799,474
U.S. Treasury Obligations	—	109,156,909	—	109,156,909
U.S. Government Agency Obligations	—	22,078,105	—	22,078,105
Exchange-Traded Funds	27,585,450	—	—	27,585,450
Closed-End Funds	102,970,988	—	—	102,970,988
Put Options Purchased	452,938	—	—	452,938
Currency Options Purchased	—	10,243,298	—	10,243,298
Interest Rate Swaptions Purchased	—	1,732,876	—	1,732,876
Short-Term Investments —
Foreign Government Securities	—	2,926,890	—	2,926,890
U.S. Treasury Obligations	—	16,481,867	—	16,481,867
Other	—	132,072,382	—	132,072,382

Total Investments	$131,009,376	$1,457,389,144	$—	$1,588,398,520

Forward Foreign Currency Exchange Contracts	$—	$9,148,446	$—	$9,148,446
Futures Contracts	1,068,823	—	—	1,068,823
Swap Contracts	—	44,627,802	—	44,627,802

Total	$132,078,199	$1,511,165,392	$—	$1,643,243,591

Liability Description

Call Options Written	$(852,195)	$—	$—	$(852,195)
Put Options Written	(347,425)	—	—	(347,425)
Interest Rate Swaptions Written	—	(2,221,695)	—	(2,221,695)
Currency Options Written	—	(7,082,002)	—	(7,082,002)
Forward Foreign Currency Exchange Contracts	—	(35,558,610)	—	(35,558,610)
Futures Contracts	(12,432,408)	—	—	(12,432,408)
Swap Contracts	—	(24,493,195)	—	(24,493,195)

Total	$(13,632,028)	$(69,355,502)	$—	$(82,987,530)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

53

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

54

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Duration Strategic Income Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of such investment professionals in analyzing factors relevant to investment in a broad range of income securities. In regard to the Portfolio, the Board considered BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. In approving

55

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

the advisory agreements, the Board noted that Eaton Vance Management would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the Portfolio or the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio or the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board also considered the performance of the underlying Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each

56

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

57

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Short Duration Strategic Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Strategic Income Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688 4.30.16

Eaton Vance

Tax-Managed Equity Asset

Allocation Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Performance1,2

Portfolio Managers Lewis R. Piantedosi and John H. Croft, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	–1.26%	–1.43%	7.42%	5.20%
Class A with 5.75% Maximum Sales Charge	—	—	–6.96	–7.11	6.16	4.58
Class B at NAV	03/04/2002	03/04/2002	–1.61	–2.20	6.60	4.41
Class B with 5% Maximum Sales Charge	—	—	–6.26	–6.82	6.29	4.41
Class C at NAV	03/04/2002	03/04/2002	–1.62	–2.15	6.61	4.42
Class C with 1% Maximum Sales Charge	—	—	–2.55	–3.08	6.61	4.42
Class I at NAV	09/11/2015	03/04/2002	–1.12	–1.34	7.44	5.21
Russell 3000® Index	—	—	0.06%	–0.18%	10.49%	6.85%
Blended Index	—	—	0.45	0.56	10.18	6.67

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	03/04/2002	–8.42%	5.17%	3.93%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–2.94	4.85	3.68
Class B After Taxes on Distributions		03/04/2002	03/04/2002	–8.11	5.39	3.85
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	–2.78	4.96	3.56
Class C After Taxes on Distributions		03/04/2002	03/04/2002	–4.38	5.70	3.84
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–0.65	5.22	3.57
Class I After Taxes on Distributions		09/11/2015	03/04/2002	–2.79	6.29	4.42
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	0.45	5.74	4.08

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.33%	2.08%	2.08%	1.06%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Fund Profile4

Portfolio Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. BofA Merrill Lynch Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. The blended index consists of 90% Russell 3000® Index and 10% BofA Merrill Lynch Fixed Rate Preferred Securities Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$987.40	$6.57	1.33%
Class B	$1,000.00	$983.90	$10.26	2.08%
Class C	$1,000.00	$983.80	$10.26	2.08%
Class I	$1,000.00	$988.80	$5.34	1.08%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.67	1.33%
Class B	$1,000.00	$1,014.50	$10.42	2.08%
Class C	$1,000.00	$1,014.50	$10.42	2.08%
Class I	$1,000.00	$1,019.50	$5.42	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 89.4%

Description		Value

Tax-Managed Growth Portfolio (identified cost, $79,361,715)		$131,306,253
Tax-Managed International Equity Portfolio (identified cost, $32,462,857)		32,313,989
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $34,190,624)		50,073,332
Tax-Managed Small-Cap Portfolio (identified cost, $39,194,869)		44,152,386
Tax-Managed Value Portfolio (identified cost, $84,879,532)		117,710,672

Total Investments in Affiliated Portfolios (identified cost $270,089,597)		$375,556,632

Preferred Stocks — 4.2%

Security	Shares	Value

Banks — 1.7%
Barclays Bank PLC, 8.25% to 12/15/18(1)	1,030	$1,047,322
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)	500	467,079
KeyCorp, Series A, 7.75% (Convertible)	5,000	658,375
Regions Financial Corp., Series A, 6.375%	39,526	1,035,581
Royal Bank of Scotland Group PLC, Series L, 5.75%	50,000	1,210,000
Standard Chartered PLC, 7.014% to 7/30/37(1)(2)	2	207,624
SunTrust Banks, Inc., Series E, 5.875%	20,000	525,000
Texas Capital Bancshares, Inc., 6.50%	40,000	994,000
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,108,940
Zions Bancorporation, Series J, 7.20% to 9/15/23(1)	87	93,401

		$7,347,322

Capital Markets — 0.6%
KKR & Co., LP, Series A, 6.75%	28,000	$716,240
Morgan Stanley, Series G, 6.625%	21,325	576,628
Northern Trust Corp., Series C, 5.85%	40,000	1,085,000

		$2,377,868

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,036,000
Discover Financial Services, Series B, 6.50%	20,000	532,500

		$1,568,500

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	40,000	$1,047,500

		$1,047,500

Security	Shares	Value

Electric Utilities — 0.4%
AES Gener SA, 8.375% to 6/18/19(1)(2)	515	$554,230
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	15,716	409,425
Southern Co. (The), 6.25%	23,828	645,024

		$1,608,679

Food Products — 0.2%
Land O’Lakes, Inc., 8.00%(2)	699	$729,736

		$729,736

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	30,000	$794,064

		$794,064

Real Estate Investment Trusts (REITs) — 0.4%
Cedar Realty Trust, Inc., Series B, 7.25%	12,140	$313,819
DDR Corp., Series J, 6.50%	40,000	1,050,400
Vornado Realty Trust, Series K, 5.70%	20,000	514,400

		$1,878,619

Thrifts & Mortgage Finance — 0.1%
EverBank Financial Corp., Series A, 6.75%	13,931	$358,027

		$358,027

Total Preferred Stocks (identified cost $17,273,288)		$17,710,315

Debt Obligations — 3.1%(3)

Security	Principal Amount (000’s omitted)	Value

Banks — 2.4%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(1)(2)	$500	$361,250
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(1)	1,000	1,001,875
BNP Paribas SA, 7.375% to 8/19/25, 12/29/49(1)(2)	925	914,594
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(1)(2)	500	435,000
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(1)(2)	1,000	964,754
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(1)(2)	812	749,571
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(1)	600	531,375
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(1)	1,673	1,677,182
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(1)	1,200	1,192,800
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25, 12/29/49(1)	910	874,453

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(1)(4)	$1,200	$1,231,500

		$9,934,354

Electric Utilities — 0.2%
Enel SpA, 8.75% to 9/24/23, 9/24/73(1)(2)	$800	$925,000

		$925,000

Food Products — 0.1%
Land O’ Lakes, Inc., 8.00%, 12/29/49(2)	$265	$270,300

		$270,300

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(2)	$885	$919,073

		$919,073

Oil, Gas & Consumable Fuels — 0.0%(5)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(1)(2)(6)	$500	$27,025

		$27,025

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)	$1,000	$895,000

		$895,000

Total Debt Obligations (identified cost $13,774,766)		$12,970,752

Exchange-Traded Funds — 3.2%

Security	Shares	Value

Equity Funds — 3.2%
iShares U.S. Preferred Stock ETF	340,000	$13,321,200

Total Exchange-Traded Funds (identified cost $13,356,212)		$13,321,200

Total Investments — 99.9% (identified cost $314,493,863)		$419,558,899

Other Assets, Less Liabilities — 0.1%		$385,190

Net Assets — 100.0%		$419,944,089

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $7,953,157 or 1.9% of the Fund’s net assets.

(3)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $1,231,500 or 0.3% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Affiliated investments, at value (identified cost, $270,089,597)	$375,556,632
Unaffiliated investments, at value (identified cost, $44,404,266)	44,002,267
Interest receivable	252,923
Receivable for investments sold	562,700
Receivable for Fund shares sold	418,349
Total assets	$420,792,871

Liabilities
Payable for Fund shares redeemed	$442,690
Payable to affiliates:
Investment adviser fee	78,062
Administration fee	51,769
Distribution and service fees	190,166
Trustees’ fees	42
Accrued expenses	86,053
Total liabilities	$848,782
Net Assets	$419,944,089

Sources of Net Assets
Paid-in capital	$293,827,937
Accumulated net realized gain	20,005,282
Accumulated undistributed net investment income	1,045,834
Net unrealized appreciation	105,065,036
Total	$419,944,089

Class A Shares
Net Assets	$231,806,387
Shares Outstanding	14,150,666
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.38
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.38

Class B Shares
Net Assets	$5,279,739
Shares Outstanding	342,362
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.42

Class C Shares
Net Assets	$165,570,872
Shares Outstanding	10,843,994
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.27

Class I Shares
Net Assets	$17,287,091
Shares Outstanding	1,057,105
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividend income	$1,021,767
Dividend income allocated from affiliated Portfolios (net of foreign taxes, $83,549)	3,731,555
Interest income	469,414
Interest income allocated from affiliated Portfolios	9,682
Securities lending income allocated from affiliated Portfolio, net	1,032
Expenses allocated from affiliated Portfolios	(1,212,178)
Total investment income	$4,021,272

Expenses
Investment adviser fee	$471,859
Administration fee	313,302
Distribution and service fees
Class A	302,302
Class B	29,839
Class C	820,384
Trustees’ fees and expenses	250
Custodian fee	20,746
Transfer and dividend disbursing agent fees	144,598
Legal and accounting services	32,148
Printing and postage	23,667
Registration fees	32,021
Miscellaneous	7,667
Total expenses	$2,198,783

Net investment income	$1,822,489

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(49,961)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	2,875,557 (1)
Foreign currency transactions	56,107
Net realized gain	$2,881,703
Change in unrealized appreciation (depreciation) —
Unaffiliated investments	$(378,940)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments	(10,833,750)
Foreign currency	(5,143)
Net change in unrealized appreciation (depreciation)	$(11,217,833)

Net realized and unrealized loss	$(8,336,130)

Net decrease in net assets from operations	$(6,513,641)

(1)	Includes $3,835,710 of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$1,822,489	$1,807,588
Net realized gain from investment transactions, foreign currency transactions and disposal of investments in violation of restrictions and net increase from payment by affiliate	2,881,703 (1)	32,505,164 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(11,217,833)	(21,023,129)
Net increase (decrease) in net assets from operations	$(6,513,641)	$13,289,623
Distributions to shareholders —
From net investment income
Class A	$(1,788,983)	$(1,517,695)
Class C	(19,984)	—
Class I	(58,992)	—
From net realized gain
Class A	(13,230,355)	(13,203,366)
Class B	(352,084)	(537,166)
Class C	(9,598,576)	(9,188,291)
Class I	(319,315)	—
Total distributions to shareholders	$(25,368,289)	$(24,446,518)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,288,176	$19,105,081
Class B	32,609	156,085
Class C	6,688,860	12,156,329
Class I	17,577,242	401,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	14,096,040	13,574,534
Class B	322,960	477,140
Class C	8,439,024	7,974,079
Class I	186,635	—
Cost of shares redeemed
Class A	(37,656,832)	(28,879,684)
Class B	(536,505)	(1,150,439)
Class C	(10,375,857)	(18,768,193)
Class I	(448,520)	—
Net asset value of shares exchanged
Class A	1,236,880	3,213,234
Class B	(1,236,880)	(3,213,234)
Net increase in net assets from Fund share transactions	$6,613,832	$5,045,932

Net decrease in net assets	$(25,268,098)	$(6,110,963)

Net Assets
At beginning of period	$445,212,187	$451,323,150
At end of period	$419,944,089	$445,212,187

Accumulated undistributed net investment income included in net assets
At end of period	$1,045,834	$1,091,304

(1)	Includes $3,835,710 of net realized gains from redemptions in-kind.

(2)	Includes $7,470,836 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014	2013	2012		2011
Net asset value — Beginning of period	$17.630		$18.060		$16.930	$14.230	$12.770		$12.350

Income (Loss) From Operations
Net investment income(1)	$0.095		$0.125		$0.121	$0.119	$0.103		$0.067
Net realized and unrealized gain (loss)	(0.309)		0.456		1.768	3.408	1.409		0.379

Total income (loss) from operations	$(0.214)		$0.581		$1.889	$3.527	$1.512		$0.446

Less Distributions
From net investment income	$(0.123)		$(0.104)		$(0.100)	$(0.135)	$(0.052)		$(0.026)
From net realized gain	(0.913)		(0.907)		(0.659)	(0.692)	—		—

Total distributions	$(1.036)		$(1.011)		$(0.759)	$(0.827)	$(0.052)		$(0.026)

Net asset value — End of period	$16.380		$17.630		$18.060	$16.930	$14.230		$12.770

Total Return(2)	(1.26	)%(3)	3.29	%(4)	11.48%	26.30%	11.81%		3.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$231,806		$264,329		$263,319	$243,134	$213,244		$220,256
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.33	%(7)	1.33%		1.33%	1.36%	1.36%		1.37%
Net investment income	1.18	%(7)	0.71%		0.70%	0.78%	0.76%		0.51%
Portfolio Turnover of the Fund(8)	3	%(3)	24%		1%	2%	0	%(9)	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.027 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.18%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	Amount is less than 0.5%.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014	2013	2012		2011
Net asset value — Beginning of period	$16.590		$17.050		$16.010	$13.460	$12.130		$11.790

Income (Loss) From Operations
Net investment income (loss)(1)	$0.033		$(0.006)		$(0.004)	$0.010	$0.001		$(0.030)
Net realized and unrealized gain (loss)	(0.290)		0.430		1.665	3.237	1.329		0.370

Total income (loss) from operations	$(0.257)		$0.424		$1.661	$3.247	$1.330		$0.340

Less Distributions
From net investment income	$—		$—		$—	$(0.005)	$—		$—
From net realized gain	(0.913)		(0.884)		(0.621)	(0.692)	—		—

Total distributions	$(0.913)		$(0.884)		$(0.621)	$(0.697)	$—		$—

Net asset value — End of period	$15.420		$16.590		$17.050	$16.010	$13.460		$12.130

Total Return(2)	(1.61	)%(3)	2.52	%(4)	10.63%	25.36%	10.96%		2.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,280		$7,193		$11,189	$15,558	$19,055		$29,592
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.08	%(7)	2.08%		2.08%	2.11%	2.11%		2.12%
Net investment income (loss)	0.43	%(7)	(0.04)%		(0.03)%	0.07%	0.01%		(0.24)%
Portfolio Turnover of the Fund(8)	3	%(3)	24%		1%	2%	0	%(9)	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.025 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.19%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	Amount is less than 0.5%.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015		2014	2013	2012		2011
Net asset value — Beginning of period	$16.430		$16.900		$15.900	$13.410	$12.070		$11.740

Income (Loss) From Operations
Net investment income (loss)(1)	$0.032		$(0.006)		$(0.008)	$0.005	$0.001		$(0.031)
Net realized and unrealized gain (loss)	(0.277)		0.421		1.659	3.209	1.339		0.361

Total income (loss) from operations	$(0.245)		$0.415		$1.651	$3.214	$1.340		$0.330

Less Distributions
From net investment income	$(0.002)		$—		$—	$(0.032)	$—		$—
From net realized gain	(0.913)		(0.885)		(0.651)	(0.692)	—		—

Total distributions	$(0.915)		$(0.885)		$(0.651)	$(0.724)	$—		$—

Net asset value — End of period	$15.270		$16.430		$16.900	$15.900	$13.410		$12.070

Total Return(2)	(1.62	)%(3)	2.55	%(4)	10.65%	25.25%	11.10%		2.81%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$165,571		$173,279		$176,815	$168,924	$148,716		$157,808
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.08	%(7)	2.08%		2.08%	2.11%	2.11%		2.12%
Net investment income (loss)	0.42	%(7)	(0.04)%		(0.05)%	0.04%	0.01%		(0.24)%
Portfolio Turnover of the Fund(8)	3	%(3)	24%		1%	2%	0	%(9)	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.025 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.19%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(9)	Amount is less than 0.5%.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015(1)
Net asset value — Beginning of period	$17.620		$16.890

Income (Loss) From Operations
Net investment income (loss)(2)	$0.107		$(0.009)
Net realized and unrealized gain (loss)	(0.295)		0.739

Total income (loss) from operations	$(0.188)		$0.730

Less Distributions
From net investment income	$(0.169)		$—
From net realized gain	(0.913)		—

Total distributions	$(1.082)		$—

Net asset value — End of period	$16.350		$17.620

Total Return(3)	(1.12	)%(4)	4.32	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,287		$410
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.08	%(8)	1.06	%(8)
Net investment income (loss)	1.35	%(8)	(0.35	)%(8)
Portfolio Turnover(9)	3	%(4)	24	%(10)

(1)	For the period from the commencement of operations, September 11, 2015, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.027 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.18%.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(10)	For the Fund’s year ended October 31, 2015.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios advised by Eaton Vance or its affiliates. The Fund currently pursues its objective by investing directly in securities and in interests in five tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2016 were as follows: Tax-Managed Growth Portfolio (1.2%), Tax-Managed Value Portfolio (17.6%), Tax-Managed International Equity Portfolio (47.0%), Tax-Managed Multi-Cap Growth Portfolio (42.7%) and Tax-Managed Small-Cap Portfolio (30.6%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A Investment Valuation — The valuation policies common to the Portfolios are as follows:

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

15

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:

Equity Securities. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

16

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$297,436,943

Gross unrealized appreciation	$123,323,702
Gross unrealized depreciation	(1,201,746)

Net unrealized appreciation	$122,121,956

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2016, the Fund’s investment adviser fee totaled $1,566,465, of which $1,094,606 was allocated from the Portfolios and $471,859 was paid or accrued directly by the Fund. For the six months ended April 30, 2016, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the administration fee amounted to $313,302.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $20,326 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $14,011 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $302,302 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $22,379 and $615,288 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the

17

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $7,460 and $205,096 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $300 and $3,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$2,475,294	$8,982,176
Tax-Managed Value Portfolio	2,256,886	8,189,631
Tax-Managed International Equity Portfolio	655,225	2,377,635
Tax-Managed Multi-Cap Growth Portfolio	982,837	3,566,452
Tax-Managed Small-Cap Portfolio	910,035	3,302,270

7  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $3,369,023 and $3,746,749, respectively, for the six months ended April 30, 2016.

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	505,077	1,093,988
Issued to shareholders electing to receive payments of distributions in Fund shares	853,271	779,698
Redemptions	(2,279,513)	(1,639,428)
Exchange from Class B shares	74,463	180,814

Net increase (decrease)	(846,702)	415,072

18

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	2,114	9,641
Issued to shareholders electing to receive payments of distributions in Fund shares	20,716	28,935
Redemptions	(35,006)	(69,611)
Exchange to Class A shares	(79,101)	(191,572)

Net decrease	(91,277)	(222,607)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	441,382	738,021
Issued to shareholders electing to receive payments of distributions in Fund shares	546,569	488,009
Redemptions	(687,518)	(1,143,551)

Net increase	300,433	82,479

Class I	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015(1)
Sales	1,050,249	23,302
Issued to shareholders electing to receive payments of distributions in Fund shares	11,332	—

Redemptions	(27,778)	—

Net increase	1,033,803	23,302

(1)	Class I commenced operations on September 11, 2015.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$375,556,632	$—	$—	$375,556,632
Preferred Stocks
Consumer Staples	—	729,736	—	729,736
Financials	9,572,410	5,005,426	—	14,577,836
Industrials	—	794,064	—	794,064
Utilities	645,024	963,655	—	1,608,679

Total Preferred Stocks	$10,217,434	$7,492,881	$—	$17,710,315

Debt Obligations	$—	$12,970,752	$—	$12,970,752
Exchange-Traded Funds	13,321,200	—	—	13,321,200

Total Investments	$399,095,266	$20,463,633	$—	$419,558,899
The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

21

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. In particular, the Board considered the abilities and experience of such investment professionals in analyzing factors such as special considerations relevant to investing in preferred stocks. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior

22

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board also considered the performance of the underlying Portfolios. In considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

23

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7720    4.30.16

Eaton Vance

Tax-Managed Global Dividend

Income Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Tax-Managed Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Performance1,2

Portfolio Managers Michael A. Allison, CFA and John H. Croft, CFA, of Eaton Vance Management; Christopher M. Dyer, CFA of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/30/2003	05/30/2003	–2.02%	–2.39%	5.46%	3.68%
Class A with 5.75% Maximum Sales Charge	—	—	–7.64	–8.02	4.22	3.07
Class B at NAV	05/30/2003	05/30/2003	–2.30	–3.04	4.70	2.91
Class B with 5% Maximum Sales Charge	—	—	–7.11	–7.74	4.36	2.91
Class C at NAV	05/30/2003	05/30/2003	–2.39	–3.12	4.67	2.91
Class C with 1% Maximum Sales Charge	—	—	–3.35	–4.06	4.67	2.91
Class I at NAV	08/27/2007	05/30/2003	–1.90	–2.15	5.74	3.91
MSCI World Index	—	—	–1.05%	–4.17%	5.96%	4.12%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		05/30/2003	05/30/2003	–8.84%	3.32%	2.15%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–3.85	3.32	2.50
Class B After Taxes on Distributions		05/30/2003	05/30/2003	–8.45	3.61	2.14
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	–3.79	3.44	2.39
Class C After Taxes on Distributions		05/30/2003	05/30/2003	–4.76	3.92	2.13
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–1.71	3.68	2.39
Class I After Taxes on Distributions		08/27/2007	05/30/2003	–3.08	4.78	2.95
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	–0.43	4.52	3.18

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.18%	1.93%	1.93%	0.93%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Fund Profile

Common Stock Sector Allocation (% of total

investments)4

Country Allocation (% of total investments)4

Top 10 Common Stock Holdings (% of total investments)

Alphabet, Inc., Class C	2.7%

Wells Fargo & Co.	1.9

Visa, Inc., Class A	1.7

Royal Dutch Shell PLC, Class B	1.5

Lowe’s Cos., Inc.	1.5

Nippon Telegraph & Telephone Corp.	1.5

Synchrony Financial	1.5

United Technologies Corp.	1.4

JPMorgan Chase & Co.	1.4

Shire PLC	1.3

Total	16.4%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$979.80	$5.81	1.18%
Class B	$1,000.00	$977.00	$9.49	1.93%
Class C	$1,000.00	$976.10	$9.48	1.93%
Class I	$1,000.00	$981.00	$4.58	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.92	1.18%
Class B	$1,000.00	$1,015.30	$9.67	1.93%
Class C	$1,000.00	$1,015.30	$9.67	1.93%
Class I	$1,000.00	$1,020.20	$4.67	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015.

5

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 86.6%

Security	Shares	Value

Aerospace & Defense — 1.4%
United Technologies Corp.	110,360	$11,518,273

		$11,518,273

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	70,734	$5,019,992

		$5,019,992

Automobiles — 0.8%
Bayerische Motoren Werke AG	40,622	$3,758,085
Renault SA	28,339	2,734,367

		$6,492,452

Banks — 7.3%
Bank Pekao SA	45,142	$1,835,799
BNP Paribas SA	55,579	2,943,405
Credit Agricole SA	255,886	2,832,337
DNB ASA	234,886	3,005,699
JPMorgan Chase & Co.	176,786	11,172,875
Mitsubishi UFJ Financial Group, Inc.	1,943,903	8,970,747
Societe Generale SA	75,379	2,965,950
Svenska Handelsbanken AB, Class A	417,616	5,571,058
U.S. Bancorp	133,914	5,716,789
Wells Fargo & Co.	302,712	15,129,546

		$60,144,205

Beverages — 2.9%
Anheuser-Busch Inbev NV/SA	62,080	$7,701,264
Constellation Brands, Inc., Class A	38,243	5,968,203
Diageo PLC	368,138	9,953,014

		$23,622,481

Biotechnology — 1.9%
Celgene Corp.(1)	78,937	$8,162,875
Gilead Sciences, Inc.	81,999	7,233,132

		$15,396,007

Capital Markets — 0.8%
Credit Suisse Group AG	93,035	$1,415,849
Credit Suisse Group AG(2)	315,146	4,796,036

		$6,211,885

Security	Shares	Value

Chemicals — 1.7%
BASF SE	78,907	$6,528,039
K&S AG	160,026	3,994,293
Yara International ASA	97,176	3,886,846

		$14,409,178

Commercial Services & Supplies — 0.7%
Brambles, Ltd.	598,400	$5,652,004

		$5,652,004

Construction & Engineering — 0.5%
Boskalis Westminster	92,497	$3,857,405

		$3,857,405

Consumer Finance — 2.3%
Discover Financial Services	130,420	$7,338,734
Synchrony Financial(1)	389,360	11,902,735

		$19,241,469

Diversified Financial Services — 0.4%
Banca Mediolanum SpA	371,849	$3,066,133

		$3,066,133

Diversified Telecommunication Services — 3.3%
Bezeq Israeli Telecommunication Corp., Ltd.	1,624,024	$3,422,543
Deutsche Telekom AG	154,920	2,719,377
Nippon Telegraph & Telephone Corp.	267,016	11,949,048
Proximus SADP	109,087	3,676,646
Telefonica Deutschland Holding AG	684,515	3,482,783
Telenor ASA	111,181	1,912,998

		$27,163,395

Electric Utilities — 1.5%
Electricite de France SA	247,465	$3,555,297
NextEra Energy, Inc.	75,533	8,881,170

		$12,436,467

Electrical Equipment — 2.5%
Legrand SA	162,001	$9,233,683
Nidec Corp.	105,772	7,750,344
Schneider Electric SE	59,352	3,880,883

		$20,864,910

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.1%
Keyence Corp.	15,209	$9,116,167

		$9,116,167

Energy Equipment & Services — 0.6%
Schlumberger, Ltd.	60,447	$4,856,312

		$4,856,312

Food & Staples Retailing — 0.8%
Carrefour SA	97,494	$2,762,090
Casino Guichard-Perrachon SA	64,753	3,853,757

		$6,615,847

Food Products — 1.4%
Kerry Group PLC, Class A	51,914	$4,629,300
Mondelez International, Inc., Class A	159,798	6,864,922

		$11,494,222

Health Care Equipment & Supplies — 0.9%
Medtronic PLC	98,280	$7,778,862

		$7,778,862

Hotels, Restaurants & Leisure — 1.9%
Accor SA	220,373	$9,758,833
InterContinental Hotels Group PLC	140,972	5,633,958

		$15,392,791

Household Durables — 1.0%
Newell Brands, Inc.	176,070	$8,018,228

		$8,018,228

Household Products — 0.8%
Reckitt Benckiser Group PLC	70,107	$6,829,750

		$6,829,750

Industrial Conglomerates — 1.2%
General Electric Co.	312,850	$9,620,137

		$9,620,137

Insurance — 6.8%
Allianz SE	35,279	$6,001,941
Aviva PLC	827,102	5,240,098
AXA SA	233,677	5,900,251
Chubb, Ltd.	84,099	9,911,908

Security	Shares	Value

Insurance (continued)
Old Mutual PLC	1,316,975	$3,580,536
Prudential PLC	525,493	10,372,984
SCOR SE	101,631	3,462,129
St. James’s Place PLC	509,587	6,468,540
Swiss Re AG	59,814	5,316,181

		$56,254,568

Internet Software & Services — 4.2%
Alibaba Group Holding, Ltd. ADR(1)	61,203	$4,708,959
Alphabet, Inc., Class C(1)(3)	32,086	22,235,919
Facebook, Inc., Class A(1)	66,395	7,806,724

		$34,751,602

IT Services — 2.2%
Visa, Inc., Class A	182,547	$14,099,931
Worldpay Group PLC(1)(4)	1,050,107	4,095,514

		$18,195,445

Machinery — 0.6%
Alfa Laval AB	67,567	$1,066,079
Kubota Corp.	193,088	2,812,685
Melrose Industries PLC	192,873	1,053,841

		$4,932,605

Media — 2.3%
ITV PLC	1,114,173	$3,672,604
Pearson PLC	460,549	5,426,872
Time Warner, Inc.	127,152	9,554,201

		$18,653,677

Multi-Utilities — 2.5%
Engie SA	233,352	$3,848,777
National Grid PLC	342,486	4,886,799
Sempra Energy	30,714	3,174,292
Suez Environnement Co.	246,717	4,546,904
Veolia Environnement SA	161,824	3,975,297

		$20,432,069

Multiline Retail — 0.9%
Dollar General Corp.	53,190	$4,356,793
Harvey Norman Holdings, Ltd.	1,026,790	3,477,260

		$7,834,053

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	159,722	$8,426,933
Chevron Corp.	62,147	6,350,180
Occidental Petroleum Corp.	92,052	7,055,786
Royal Dutch Shell PLC, Class B	477,830	12,545,365

		$34,378,264

Paper & Forest Products — 0.4%
Stora Enso Oyj	419,266	$3,665,681

		$3,665,681

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	106,464	$10,206,704

		$10,206,704

Pharmaceuticals — 7.6%
Allergan PLC(1)	19,959	$4,322,321
Bayer AG	90,299	10,435,573
Eli Lilly & Co.	130,898	9,886,726
Novo Nordisk A/S, Class B	132,794	7,414,467
Roche Holding AG PC	29,283	7,408,868
Sanofi	69,972	5,767,552
Shire PLC	174,727	10,903,319
Teva Pharmaceutical Industries, Ltd. ADR	124,092	6,756,809

		$62,895,635

Professional Services — 1.0%
Verisk Analytics, Inc.(1)	105,038	$8,148,848

		$8,148,848

Real Estate Investment Trusts (REITs) — 0.9%
Equity Residential	109,842	$7,476,945

		$7,476,945

Road & Rail — 1.0%
Union Pacific Corp.	95,546	$8,334,478

		$8,334,478

Semiconductors & Semiconductor Equipment — 2.0%
ASML Holding NV	95,912	$9,270,449
Infineon Technologies AG	502,554	7,170,225

		$16,440,674

Security	Shares	Value

Specialty Retail — 3.5%
Dixons Carphone PLC	682,828	$4,250,568
Hennes & Mauritz AB, Class B	164,483	5,857,296
Industria de Diseno Textil SA	206,297	6,639,785
Lowe’s Cos., Inc.	157,347	11,961,519

		$28,709,168

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	47,277	$4,431,746

		$4,431,746

Textiles, Apparel & Luxury Goods — 2.5%
Hugo Boss AG	57,874	$3,693,291
LVMH Moet Hennessy Louis Vuitton SE	44,726	7,451,867
NIKE, Inc., Class B	89,721	5,288,156
Pandora A/S	35,196	4,575,920

		$21,009,234

Tobacco — 2.4%
Imperial Brands PLC	131,451	$7,147,413
Reynolds American, Inc.	195,911	9,717,186
Swedish Match AB	100,884	3,204,259

		$20,068,858

Wireless Telecommunication Services — 1.6%
Freenet AG	120,055	$3,675,047
Tele2 AB, Class B	417,640	3,990,432
Vodafone Group PLC	1,790,656	5,769,203

		$13,434,682

Total Common Stocks (identified cost $697,788,314)		$715,073,508

Preferred Stocks — 5.5%

Security	Shares	Value

Banks — 2.7%
AgriBank FCB, 6.875% to 1/1/24(5)	18,968	$2,015,944
Barclays Bank PLC, 8.25% to 12/15/18(5)	2,832	2,879,628
CoBank ACB, Series F, 6.25% to 10/1/22(5)	21,750	2,238,891
Farm Credit Bank of Texas, Series 1, 10.00%	635	781,844
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)	835	860,424
KeyCorp, Series A, 7.75% (Convertible)	13,268	1,747,064
Regions Financial Corp., Series A, 6.375%	41,674	1,091,859
Royal Bank of Scotland Group PLC, Series L, 5.75%	76,412	1,849,170

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Banks (continued)
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)	8.97	$931,193
Texas Capital Bancshares, Inc., 6.50%	99,990	2,484,751
Texas Capital Bancshares, Inc., Series A, 6.50%	13,552	322,131
Webster Financial Corp., Series E, 6.40%	67,815	1,775,905
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,579	1,967,434
Zions Bancorporation, Series I, 5.80% to 9/15/23(5)	211	206,690
Zions Bancorporation, Series J, 7.20% to 9/15/23(5)	1,123	1,205,620

		$22,358,548

Capital Markets — 0.0%(6)
KKR & Co., LP, Series A, 6.75%	12,828	$328,140

		$328,140

Consumer Finance — 0.2%
Capital One Financial Corp., Series B, 6.00%	26,875	$696,063
Discover Financial Services, Series B, 6.50%	2,775	73,884
SLM Corp., Series B, 2.334%(7)	24,070	1,062,426

		$1,832,373

Diversified Financial Services — 0.6%
KKR Financial Holdings, LLC, Series A, 7.375%	21,100	$552,556
PPTT, 2006-A GS, Class A, 5.99%(4)	22.71	4,099,038

		$4,651,594

Electric Utilities — 0.3%
AES Gener SA to 6/18/19(4)(5)	1,260	$1,355,979
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	6,732	171,329
Southern Co. (The), 6.25%	41,700	1,128,819

		$2,656,127

Food Products — 0.4%
Land O’Lakes, Inc., 8.00%(4)	1,362	$1,421,890
Ocean Spray Cranberries, Inc., 6.25%(4)	16,860	1,464,187

		$2,886,077

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(5)(8)	5,000	$2,000,312

		$2,000,312

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	46,069	$1,219,391

		$1,219,391

Security	Shares	Value

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	30,093	$779,710

		$779,710

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(5)	99,305	$2,424,283

		$2,424,283

Real Estate Investment Trusts (REITs) — 0.2%
Cedar Realty Trust, Inc., Series B, 7.25%	20,080	$519,068
DDR Corp., Series K, 6.25%	35,725	945,337

		$1,464,405

Thrifts & Mortgage Finance — 0.4%
Elmira Savings Bank, 8.998% to 12/31/17(5)	1,880	$1,748,400
EverBank Financial Corp., Series A, 6.75%	48,978	1,258,735

		$3,007,135

Total Preferred Stocks (identified cost $47,466,098)		$45,608,095

Corporate Bonds & Notes — 3.0%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.1%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)	$635	$446,088

		$446,088

Banks — 1.5%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(4)(5)	$785	$567,163
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(5)	1,351	1,353,533
BNP Paribas SA, 7.375% to 8/19/25, 12/29/49(4)(5)	1,757	1,737,234
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	1,023	890,010
Citigroup, Inc., Series T, 6.25% to 8/15/26, 12/29/49(5)	981	1,010,430
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(4)(5)	1,790	1,726,910
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(4)(5)	662	611,103
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(5)	421	422,053
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(5)	640	636,160
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25, 12/29/49(5)	1,170	1,124,296
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(5)(9)	2,082	2,136,652

		$12,215,544

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 0.1%
Leucadia National Corp., 6.625%, 10/23/43	$1,150	$930,624

		$930,624

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)	$1,232	$1,319,595

		$1,319,595

Electric Utilities — 0.4%
AES Panama SA, 6.00%, 6/25/22(4)	$346	$350,325
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)	1,908	2,206,125
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)	1,583	1,225,076

		$3,781,526

Energy Equipment & Services — 0.0%(6)
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)(10)	$967	$82,195

		$82,195

Food Products — 0.0%(6)
Land O’ Lakes, Inc., 8.00%, 12/29/49(4)	$180	$183,600

		$183,600

Insurance — 0.3%
Genworth Financial, Inc., 7.625%, 9/24/21	$343	$289,835
Genworth Holdings, Inc., 6.515%, 5/22/18	57	55,504
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(5)	2,990	2,100,475

		$2,445,814

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)	$1,271	$1,319,933

		$1,319,933

Multi-Utilities — 0.0%(6)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(5)	$200	$193,000

		$193,000

Oil, Gas & Consumable Fuels — 0.0%(6)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(4)(5)(10)	$1,824	$98,587

		$98,587

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(4)(5)	$2,160	$1,933,200

		$1,933,200

Total Corporate Bonds & Notes (identified cost $28,927,763)		$24,949,706

Exchange-Traded Funds — 0.8%

Security	Shares	Value

Equity Funds — 0.8%
iShares MSCI Japan ETF	532,298	$6,078,843

Total Exchange-Traded Funds (identified cost $6,049,893)		$6,078,843

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(11)	$21,561	$21,561,389

Total Short-Term Investments (identified cost $21,561,389)		$21,561,389

Total Investments — 98.5% (identified cost $801,793,457)		$813,271,541

Other Assets, Less Liabilities — 1.5%		$12,713,460

Net Assets — 100.0%		$825,985,001

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $26,839,868 or 3.2% of the Fund’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Portfolio of Investments (Unaudited) — continued

(6)	Amount is less than 0.05%.

(7)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $2,136,652 or 0.3% of the Fund’s net assets.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	46.0%	$374,193,337
United Kingdom	11.3	91,802,141
France	10.5	85,074,175
Germany	6.3	51,458,654
Japan	5.0	40,598,991
Netherlands	3.3	26,992,814
Sweden	2.4	19,689,124
Switzerland	2.4	19,548,038
Ireland	2.2	17,633,094
Denmark	1.5	11,990,387
Belgium	1.4	11,377,910
Australia	1.3	10,449,197
Israel	1.3	10,179,352
Norway	1.1	8,805,543
Spain	0.8	6,721,980
Italy	0.6	5,272,258
China	0.6	4,708,959
Finland	0.4	3,665,681
Colombia	0.2	1,933,200
Poland	0.2	1,835,799
Brazil	0.2	1,555,760
Chile	0.2	1,355,979
Panama	0.0 *	350,325
Exchange-Traded Funds	0.8	6,078,843

Total Investments	100.0%	$813,271,541

*	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	8,060,606	CHF	7,829,944	Citibank, N.A.	5/31/16	$—	$(111,003)
USD	8,060,913	CHF	7,829,944	Standard Chartered Bank	5/31/16	—	(110,696)
USD	8,063,985	CHF	7,829,944	State Street Bank and Trust Company	5/31/16	—	(107,624)
USD	16,326,554	EUR	14,418,777	Citibank, N.A.	5/31/16	—	(196,955)
USD	16,326,525	EUR	14,418,777	Standard Chartered Bank	5/31/16	—	(196,983)
USD	16,329,409	EUR	14,418,777	State Street Bank and Trust Company	5/31/16	—	(194,100)
USD	16,104,357	SEK	130,353,333	Citibank, N.A.	5/31/16	—	(143,823)
USD	16,112,697	SEK	130,353,333	Standard Chartered Bank	5/31/16	—	(135,482)
USD	16,117,030	SEK	130,353,333	State Street Bank and Trust Company	5/31/16	—	(131,149)

						$—	$(1,327,815)

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

CAC 40 Index	322	Short	May-16	$(15,967,023)	$(16,148,823)	$(181,800)
DAX 30 Index	14	Short	Jun-16	(4,014,444)	(4,051,368)	(36,924)
E-mini S&P 500 Index	951	Long	Jun-16	95,592,889	97,910,205	2,317,316
Euro Stoxx 50 Index	1,431	Short	Jun-16	(48,490,039)	(48,864,426)	(374,387)
OMX Stockholm 30 Index	2,132	Short	May-16	(35,303,464)	(35,926,779)	(623,315)
STOXX Europe 600 Oil & Gas Index	618	Long	Jun-16	9,305,481	9,851,839	546,358

						$1,647,248

CAC 40 Index:  Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Euronext Paris.

DAX 30 Index:  Blue Chip Stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

OMX Stockholm 30 Index:  Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

STOXX Europe 600 Oil & Gas Index:  Index composed of companies from the European oil and gas sector.

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

Currency Abbreviations:

CHF	–	Swiss Franc
EUR	–	Euro
SEK	–	Swedish Krona
USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $780,232,068)	$791,710,152
Affiliated investment, at value (identified cost, $21,561,389)	21,561,389
Cash	59
Restricted cash*	14,474,273
Foreign currency, at value (identified cost, $141,517)	143,845
Dividends and interest receivable	3,842,380
Interest receivable from affiliated investment	7,069
Receivable for investments sold	18,849,762
Receivable for Fund shares sold	656,947
Receivable for variation margin on open financial futures contracts	1,739,822
Tax reclaims receivable	3,480,429
Total assets	$856,466,127

Liabilities
Cash collateral due to broker	$508,490
Payable for investments purchased	26,038,072
Payable for Fund shares redeemed	1,531,047
Payable for open forward foreign currency exchange contracts	1,327,815
Payable to affiliates:
Investment adviser fee	434,681
Administration fee	101,864
Distribution and service fees	327,940
Trustees’ fees	3,985
Accrued expenses	207,232
Total liabilities	$30,481,126
Net Assets	$825,985,001

Sources of Net Assets
Paid-in capital	$1,154,571,624
Accumulated net realized loss	(349,016,614)
Accumulated undistributed net investment income	8,573,518
Net unrealized appreciation	11,856,473
Total	$825,985,001

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares	April 30, 2016
Net Assets	$406,078,830
Shares Outstanding	36,716,332
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.06
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.73

Class B Shares
Net Assets	$15,137,189
Shares Outstanding	1,372,089
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.03

Class C Shares
Net Assets	$281,147,192
Shares Outstanding	25,485,746
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.03

Class I Shares
Net Assets	$123,621,790
Shares Outstanding	11,168,802
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.07

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends (net of foreign taxes, $1,622,525)	$25,025,352
Interest	1,179,253
Interest allocated from affiliated investment	18,652
Expenses allocated from affiliated investment	(764)
Total investment income	$26,222,493

Expenses
Investment adviser fee	$2,659,237
Administration fee	623,299
Distribution and service fees
Class A	514,807
Class B	81,811
Class C	1,426,047
Trustees’ fees and expenses	23,115
Custodian fee	141,883
Transfer and dividend disbursing agent fees	247,063
Legal and accounting services	37,162
Printing and postage	37,606
Registration fees	32,215
Miscellaneous	44,865
Total expenses	$5,869,110

Net investment income	$20,353,383

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(5,591,518)
Investment transactions allocated from affiliated investment	41
Financial futures contracts	2,011,202
Foreign currency and forward foreign currency exchange contract transactions	(2,528,439)
Net realized loss	$(6,108,714)
Change in unrealized appreciation (depreciation) —
Investments	$(34,657,912)
Financial futures contracts	1,647,248
Foreign currency and forward foreign currency exchange contracts	(1,307,877)
Net change in unrealized appreciation (depreciation)	$(34,318,541)

Net realized and unrealized loss	$(40,427,255)

Net decrease in net assets from operations	$(20,073,872)

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$20,353,383	$28,409,654
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(6,108,714)	14,481,525
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(34,318,541)	(15,807,442)
Net increase (decrease) in net assets from operations	$(20,073,872)	$27,083,737
Distributions to shareholders —
From net investment income
Class A	$(8,149,586)	$(17,594,541)
Class B	(263,297)	(747,997)
Class C	(4,581,923)	(9,830,150)
Class I	(2,477,532)	(4,754,326)
Total distributions to shareholders	$(15,472,338)	$(32,927,014)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,970,474	$34,525,272
Class B	170,196	374,929
Class C	7,601,237	17,731,723
Class I	21,117,822	33,966,997
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,434,615	16,059,082
Class B	200,044	565,743
Class C	3,674,850	7,789,112
Class I	1,870,631	3,521,611
Cost of shares redeemed
Class A	(45,554,063)	(84,211,589)
Class B	(1,689,980)	(4,513,080)
Class C	(24,191,531)	(48,257,249)
Class I	(15,215,437)	(31,973,396)
Net asset value of shares exchanged
Class A	1,576,251	7,637,665
Class B	(1,576,251)	(7,637,665)
Net decrease in net assets from Fund share transactions	$(27,611,142)	$(54,420,845)

Net decrease in net assets	$(63,157,352)	$(60,264,122)

Net Assets
At beginning of period	$889,142,353	$949,406,475
At end of period	$825,985,001	$889,142,353

Accumulated undistributed net investment income included in net assets
At end of period	$8,573,518	$3,692,473

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012		2011
Net asset value — Beginning of period	$11.510		$11.580	$11.070		$9.780		$9.290		$9.660

Income (Loss) From Operations
Net investment income(1)	$0.280	(2)	$0.387	$0.479	(2)	$0.463	(2)	$0.465	(2)	$0.550
Net realized and unrealized gain (loss)	(0.514)		(0.013)	0.463		1.259		0.503		(0.397)

Total income (loss) from operations	$(0.234)		$0.374	$0.942		$1.722		$0.968		$0.153

Less Distributions
From net investment income	$(0.216)		$(0.444)	$(0.432)		$(0.432)		$(0.478)		$(0.523)

Total distributions	$(0.216)		$(0.444)	$(0.432)		$(0.432)		$(0.478)		$(0.523)

Net asset value — End of period	$11.060		$11.510	$11.580		$11.070		$9.780		$9.290

Total Return(3)	(2.02	)%(4)	3.27%	8.61%		18.01%		10.74%		1.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$406,079		$443,367	$472,354		$496,308		$490,142		$546,679
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.18	%(6)	1.18%	1.17%		1.18%		1.18%		1.17%
Net investment income	5.13	%(2)(6)	3.35%	4.17	%(2)	4.48	%(2)	4.92	%(2)	5.65%
Portfolio Turnover	78	%(4)	133%	118%		85%		82%		101%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.099, $0.248, $0.086 and $0.059 per share for the six months ended April 30, 2016 and the years ended October 31, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.31%, 2.01%, 3.65% and 4.30% for the six months ended April 30, 2016 and the years ended October 31, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012		2011
Net asset value — Beginning of period	$11.480		$11.550	$11.040		$9.760		$9.270		$9.640

Income (Loss) From Operations
Net investment income(1)	$0.232	(2)	$0.307	$0.411	(2)	$0.388	(2)	$0.393	(2)	$0.479
Net realized and unrealized gain (loss)	(0.507)		(0.021)	0.443		1.246		0.503		(0.399)

Total income (loss) from operations	$(0.275)		$0.286	$0.854		$1.634		$0.896		$0.080

Less Distributions
From net investment income	$(0.175)		$(0.356)	$(0.344)		$(0.354)		$(0.406)		$(0.450)

Total distributions	$(0.175)		$(0.356)	$(0.344)		$(0.354)		$(0.406)		$(0.450)

Net asset value — End of period	$11.030		$11.480	$11.550		$11.040		$9.760		$9.270

Total Return(3)	(2.30	)%(4)	2.50%	7.80%		17.05%		9.93%		0.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,137		$18,798	$30,065		$42,660		$51,492		$67,749
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(6)	1.93%	1.92%		1.93%		1.93%		1.92%
Net investment income	4.27	%(2)(6)	2.66%	3.59	%(2)	3.76	%(2)	4.18	%(2)	4.93%
Portfolio Turnover	78	%(4)	133%	118%		85%		82%		101%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.098, $0.260, $0.086 and $0.059 per share for the six months ended April 30, 2016 and the years ended October 31, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.48%, 1.32%, 2.93% and 3.55% for the six months ended April 30, 2016 and the years ended October 31, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012		2011
Net asset value — Beginning of period	$11.480		$11.550	$11.040		$9.760		$9.270		$9.640

Income (Loss) From Operations
Net investment income(1)	$0.238	(2)	$0.300	$0.391	(2)	$0.386	(2)	$0.394	(2)	$0.477
Net realized and unrealized gain (loss)	(0.513)		(0.012)	0.464		1.249		0.503		(0.397)

Total income (loss) from operations	$(0.275)		$0.288	$0.855		$1.635		$0.897		$0.080

Less Distributions
From net investment income	$(0.175)		$(0.358)	$(0.345)		$(0.355)		$(0.407)		$(0.450)

Total distributions	$(0.175)		$(0.358)	$(0.345)		$(0.355)		$(0.407)		$(0.450)

Net asset value — End of period	$11.030		$11.480	$11.550		$11.040		$9.760		$9.270

Total Return(3)	(2.39	)%(4)	2.51%	7.81%		17.06%		9.93%		0.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$281,147		$306,339	$331,088		$343,199		$338,461		$371,066
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(6)	1.93%	1.92%		1.93%		1.93%		1.92%
Net investment income	4.38	%(2)(6)	2.60%	3.41	%(2)	3.74	%(2)	4.18	%(2)	4.92%
Portfolio Turnover	78	%(4)	133%	118%		85%		82%		101%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.099, $0.247, $0.085 and $0.059 per share for the six months ended April 30, 2016 and the years ended October 31, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.56%, 1.26%, 2.91% and 3.55% for the six months ended April 30, 2016 and the years ended October 31, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012		2011
Net asset value — Beginning of period	$11.520		$11.590	$11.070		$9.790		$9.300		$9.660

Income (Loss) From Operations
Net investment income(1)	$0.297	(2)	$0.412	$0.486	(2)	$0.494	(2)	$0.493	(2)	$0.573
Net realized and unrealized gain (loss)	(0.517)		(0.009)	0.495		1.244		0.498		(0.385)

Total income (loss) from operations	$(0.220)		$0.403	$0.981		$1.738		$0.991		$0.188

Less Distributions
From net investment income	$(0.230)		$(0.473)	$(0.461)		$(0.458)		$(0.501)		$(0.548)

Total distributions	$(0.230)		$(0.473)	$(0.461)		$(0.458)		$(0.501)		$(0.548)

Net asset value — End of period	$11.070		$11.520	$11.590		$11.070		$9.790		$9.300

Total Return(3)	(1.90	)%(4)	3.52%	8.97%		18.18%		11.01%		1.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$123,622		$120,639	$115,900		$100,152		$87,556		$86,428
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.93	%(6)	0.93%	0.92%		0.93%		0.93%		0.93%
Net investment income	5.44	%(2)(6)	3.56%	4.23	%(2)	4.77	%(2)	5.21	%(2)	5.91%
Portfolio Turnover	78	%(4)	133%	118%		85%		82%		101%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.099, $0.233, $0.086 and $0.059 per share for the six months ended April 30, 2016 and the years ended October 31, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.63%, 2.20%, 3.93% and 4.58% for the six months ended April 30, 2016 and the years ended October 31, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that

21

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal

22

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $339,972,322 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($57,838,918), October 31, 2017 ($258,617,823) and October 31, 2018 ($23,515,581) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.
The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$805,699,348

Gross unrealized appreciation	$42,823,332
Gross unrealized depreciation	(35,251,139)

Net unrealized appreciation	$7,572,193

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2016, the Fund’s investment adviser fee amounted to $2,659,237 or 0.64% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement effective November 16, 2015, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its advisory fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the administration fee amounted to $623,299.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $11,477 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal

23

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

underwriter, received $28,708 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $514,807 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $61,358 and $1,069,536 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $20,453 and $356,511 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $4,000, $3,000 and $4,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $636,794,696 and $675,916,489, respectively, for the six months ended April 30, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,548,628	2,979,721
Issued to shareholders electing to receive payments of distributions in Fund shares	670,331	1,384,726
Redemptions	(4,165,011)	(7,294,319)
Exchange from Class B shares	144,131	655,900

Net decrease	(1,801,921)	(2,273,972)

24

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	15,510	32,641
Issued to shareholders electing to receive payments of distributions in Fund shares	18,075	48,887
Redemptions	(154,108)	(389,699)
Exchange to Class A shares	(144,479)	(657,283)

Net decrease	(265,002)	(965,454)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	688,753	1,531,703
Issued to shareholders electing to receive payments of distributions in Fund shares	332,223	673,227
Redemptions	(2,215,113)	(4,185,067)

Net decrease	(1,194,137)	(1,980,137)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	1,924,951	2,945,279
Issued to shareholders electing to receive payments of distributions in Fund shares	168,583	303,620
Redemptions	(1,398,029)	(2,777,811)

Net increase	695,505	471,088

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $1,327,815. At April 30, 2016, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA

25

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$2,863,674	(1)	$(1,216,426	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	—		(1,327,815	)(2)

Total		$2,863,674		$(2,544,241)

Derivatives not subject to master netting or similar agreements		$2,863,674		$(1,216,426)

Total Derivatives subject to master netting or similar agreements		$—		$(1,327,815)

(1)

Amount represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of April 30, 2016.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank, N.A.	$(451,781)	$—	$—	$—	$(451,781)
Standard Chartered Bank	(443,161)	—	—	—	(443,161)
State Street Bank and Trust Company	(432,873)	—	—	—	(432,873)

	$(1,327,815)	$—	$—	$—	$(1,327,815)

(a)	In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

26

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$2,011,202	$1,647,248
Foreign Exchange	Forward foreign currency exchange contracts	(2,573,394)	(1,327,815)

Total		$(562,192)	$319,433

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$45,995,000	$45,762,000	$35,223,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

27

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Consumer Discretionary	$39,178,897	$66,930,706	$—	$106,109,603
Consumer Staples	32,757,015	46,080,847	—	78,837,862
Energy	26,689,211	12,545,365	—	39,234,576
Financials	68,649,532	83,745,673	—	152,395,205
Health Care	44,140,725	41,929,779	—	86,070,504
Industrials	42,641,728	35,306,924	—	77,948,652
Information Technology	53,283,279	29,652,355	—	82,935,634
Materials	—	18,074,859	—	18,074,859
Telecommunication Services	—	40,598,077	—	40,598,077
Utilities	12,055,462	20,813,074	—	32,868,536

Total Common Stocks	$319,395,849	$395,677,659 **	$—	$715,073,508

Preferred Stocks
Consumer Staples	$—	$2,886,077	$—	$2,886,077
Energy	—	2,424,283	—	2,424,283
Financials	12,264,415	21,377,780	2,000,312	35,642,507
Industrials	—	1,219,391	—	1,219,391
Utilities	2,079,858	1,355,979	—	3,435,837

Total Preferred Stocks	$14,344,273	$29,263,510	$2,000,312	$45,608,095

Corporate Bonds & Notes	$—	$24,949,706	$—	$24,949,706
Exchange-Traded Funds	6,078,843	—	—	6,078,843
Short-Term Investments	—	21,561,389	—	21,561,389

Total Investments	$339,818,965	$471,452,264	$2,000,312	$813,271,541

Futures Contracts	$2,317,316	$546,358	$—	$2,863,674

Total	$342,136,281	$471,998,622	$2,000,312	$816,135,215

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,327,815)	$—	$(1,327,815)
Futures Contracts	—	(1,216,426)	—	(1,216,426)

Total	$—	$(2,544,241)	$—	$(2,544,241)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

28

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements, including, with respect to the Sub-adviser (defined below), information provided in connection with the meeting of the Board held on November 16, 2015.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and the sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s personnel in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered

30

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

31

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Dividend Income Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7732 4.30.16

Eaton Vance

Tax-Managed Multi-Cap

Growth Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	–4.06%	–2.63%	7.35%	6.52%
Class A with 5.75% Maximum Sales Charge	—	—	–9.56	–8.21	6.09	5.89
Class B at NAV	07/10/2000	07/10/2000	–4.39	–3.41	6.55	5.72
Class B with 5% Maximum Sales Charge	—	—	–9.17	–8.24	6.24	5.72
Class C at NAV	07/10/2000	07/10/2000	–4.44	–3.40	6.54	5.72
Class C with 1% Maximum Sales Charge	—	—	–5.39	–4.37	6.54	5.72
Russell 3000® Growth Index	—	—	–1.64%	0.32%	11.08%	8.02%
S&P 500 Index	—	—	0.43	1.21	11.00	6.90

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		06/30/2000	06/30/2000	–8.21%	6.09%	5.56%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–4.65	4.77	4.71
Class B After Taxes on Distributions		07/10/2000	07/10/2000	–8.24	6.24	5.39
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	–4.66	4.88	4.59
Class C After Taxes on Distributions		07/10/2000	07/10/2000	–4.37	6.54	5.40
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–2.47	5.13	4.60

% Total Annual Operating Expense Ratios[3]				Class A	Class B	Class C
				1.40%	2.15%	2.15%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	4.8%

Facebook, Inc., Class A	4.5

Apple, Inc.	3.3

Alphabet, Inc., Class C	3.2

Visa, Inc., Class A	2.8

Alphabet, Inc., Class A	2.7

Priceline Group, Inc. (The)	2.3

Celgene Corp.	2.3

Gilead Sciences, Inc.	2.3

Home Depot, Inc. (The)	2.2

Total	30.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

Russell 3000® Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$959.40	$6.82	**	1.40%
Class B	$1,000.00	$956.10	$10.46	**	2.15%
Class C	$1,000.00	$955.60	$10.45	**	2.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.02	**	1.40%
Class B	$1,000.00	$1,014.20	$10.77	**	2.15%
Class C	$1,000.00	$1,014.20	$10.77	**	2.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $45,759,250)	$67,117,588
Receivable for Fund shares sold	1,259
Total assets	$67,118,847

Liabilities
Payable for Fund shares redeemed	$88,569
Payable to affiliates:
Administration fee	8,322
Distribution and service fees	27,201
Trustees’ fees	42
Other	5,909
Accrued expenses	26,085
Total liabilities	$156,128
Net Assets	$66,962,719

Sources of Net Assets
Paid-in capital	$52,288,358
Accumulated net realized loss from Portfolio	(5,935,484)
Accumulated net investment loss	(748,493)
Net unrealized appreciation from Portfolio	21,358,338
Total	$66,962,719

Class A Shares
Net Assets	$45,584,234
Shares Outstanding	2,241,638
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.34
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$21.58

Class B Shares
Net Assets	$1,046,894
Shares Outstanding	58,632
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.86

Class C Shares
Net Assets	$20,331,591
Shares Outstanding	1,136,995
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.88

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends allocated from Portfolio (net of foreign taxes, $10,734)	$307,322
Interest allocated from Portfolio	1,437
Expenses allocated from Portfolio	(246,496)
Total investment income from Portfolio	$62,263

Expenses
Administration fee	$50,283
Distribution and service fees
Class A	56,314
Class B	5,975
Class C	104,000
Trustees’ fees and expenses	250
Custodian fee	6,610
Transfer and dividend disbursing agent fees	33,411
Legal and accounting services	11,541
Printing and postage	11,035
Registration fees	18,881
Miscellaneous	5,511
Total expenses	$303,811
Deduct —
Allocation of expenses to affiliate	$36
Total expense reductions	$36

Net expenses	$303,775

Net investment loss	$(241,512)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(95,903)
Net realized loss	$(95,903)
Change in unrealized appreciation (depreciation) —
Investments	$(2,654,430)
Net change in unrealized appreciation (depreciation)	$(2,654,430)

Net realized and unrealized loss	$(2,750,333)

Net decrease in net assets from operations	$(2,991,845)

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment loss	$(241,512)	$(583,541)
Net realized gain (loss) from investment transactions	(95,903)	1,303,547
Net change in unrealized appreciation (depreciation) from investments	(2,654,430)	4,336,942
Net increase (decrease) in net assets from operations	$(2,991,845)	$5,056,948
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,447,184	$4,224,803
Class B	4,000	48,031
Class C	815,426	3,735,515
Cost of shares redeemed
Class A	(2,575,859)	(4,773,287)
Class B	(166,103)	(371,337)
Class C	(1,807,594)	(2,729,451)
Net asset value of shares exchanged
Class A	295,385	745,154
Class B	(295,385)	(745,154)
Net increase (decrease) in net assets from Fund share transactions	$(1,282,946)	$134,274

Net increase (decrease) in net assets	$(4,274,791)	$5,191,222

Net Assets
At beginning of period	$71,237,510	$66,046,288
At end of period	$66,962,719	$71,237,510

Accumulated net investment loss included in net assets
At end of period	$(748,493)	$(506,981)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012	2011
Net asset value — Beginning of period	$21.200		$19.620	$17.850		$13.900		$12.740	$11.810

Income (Loss) From Operations
Net investment loss(1)	$(0.047)		$(0.124)	$(0.126)		$(0.086)		$(0.111)	$(0.084	)(2)
Net realized and unrealized gain (loss)	(0.813)		1.704	1.896		4.036		1.271	1.014

Total income (loss) from operations	$(0.860)		$1.580	$1.770		$3.950		$1.160	$0.930

Net asset value — End of period	$20.340		$21.200	$19.620		$17.850		$13.900	$12.740

Total Return(3)	(4.06	)%(4)	8.05%	9.92%		28.42%		9.11%	7.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,584		$47,313	$43,667		$40,895		$36,579	$38,582
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.40	%(7)(8)	1.40%	1.40	%(8)	1.43	%(8)	1.50%	1.48%
Net investment loss	(0.47	)%(7)	(0.60)%	(0.67)%		(0.56)%		(0.81)%	(0.65	)%(2)
Portfolio Turnover of the Portfolio	25	%(4)	26%	29%		68%		83%	139%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.027 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.85)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The administrator reimbursed certain operating expenses (equal to less than 0.005%, 0.02% and 0.09% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would have been lower.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012	2011
Net asset value — Beginning of period	$18.680		$17.420	$15.970		$12.530		$11.570	$10.810

Income (Loss) From Operations
Net investment loss(1)	$(0.108)		$(0.244)	$(0.237)		$(0.182)		$(0.189)	$(0.164	)(2)
Net realized and unrealized gain (loss)	(0.712)		1.504	1.687		3.622		1.149	0.924

Total income (loss) from operations	$(0.820)		$1.260	$1.450		$3.440		$0.960	$0.760

Net asset value — End of period	$17.860		$18.680	$17.420		$15.970		$12.530	$11.570

Total Return(3)	(4.39	)%(4)	7.23%	9.08%		27.45%		8.30%	7.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,047		$1,568	$2,477		$2,831		$2,334	$3,340
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.15	%(7)(8)	2.15%	2.15	%(8)	2.18	%(8)	2.26%	2.23%
Net investment loss	(1.23	)%(7)	(1.34)%	(1.42)%		(1.32)%		(1.54)%	(1.38	)%(2)
Portfolio Turnover of the Portfolio	25	%(4)	26%	29%		68%		83%	139%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The administrator reimbursed certain operating expenses (equal to less than 0.005%, 0.02% and 0.09% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would have been lower.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014		2013		2012	2011
Net asset value — Beginning of period	$18.710		$17.450	$16.000		$12.550		$11.580	$10.830

Income (Loss) From Operations
Net investment loss(1)	$(0.108)		$(0.247)	$(0.238)		$(0.181)		$(0.194)	$(0.166	)(2)
Net realized and unrealized gain (loss)	(0.722)		1.507	1.688		3.631		1.164	0.916

Total income (loss) from operations	$(0.830)		$1.260	$1.450		$3.450		$0.970	$0.750

Net asset value — End of period	$17.880		$18.710	$17.450		$16.000		$12.550	$11.580

Total Return(3)	(4.44	)%(4)	7.22%	9.06%		27.49%		8.38%	6.93%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,332		$22,356	$19,902		$18,081		$15,549	$16,069
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.15	%(7)(8)	2.15%	2.15	%(8)	2.18	%(8)	2.25%	2.23%
Net investment loss	(1.23	)%(7)	(1.35)%	(1.42)%		(1.31)%		(1.57)%	(1.39	)%(2)
Portfolio Turnover of the Portfolio	25	%(4)	26%	29%		68%		83%	139%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.025 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The administrator reimbursed certain operating expenses (equal to less than 0.005%, 0.02% and 0.09% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would have been lower.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (57.3% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $4,645,702 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on October 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

Additionally, at October 31, 2015, the Fund had a late year ordinary loss of $506,981 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the administration fee amounted to $50,283. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary expenses only) exceed 1.40%, 2.15% and 2.15% of the Fund’s average daily net assets for Class A, Class B and Class C, respectively. This agreement may be changed or terminated after February 28, 2017. Pursuant to this agreement, EVM was allocated $36 of the Fund’s operating expenses for the six months ended April 30, 2016. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $4,854 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,902 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $56,314 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $4,481 and $78,000 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $1,494 and $26,000 for Class B and Class C shares, respectively.

12

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $1,000, $1,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,962,286 and $3,499,227, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	123,584	204,032
Redemptions	(128,104)	(233,800)
Exchange from Class B shares	14,400	35,676

Net increase	9,880	5,908

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	212	2,614
Redemptions	(9,163)	(20,536)
Exchange to Class A shares	(16,361)	(40,320)

Net decrease	(25,312)	(58,242)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	45,755	204,757
Redemptions	(103,528)	(150,767)

Net increase (decrease)	(57,773)	53,990

13

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value

Aerospace & Defense — 2.1%
Raytheon Co.	8,944	$1,130,075
Spirit AeroSystems Holdings, Inc., Class A(1)	29,182	1,375,931

		$2,506,006

Beverages — 3.2%
Anheuser-Busch Inbev NV/SA ADR	12,700	$1,577,086
Constellation Brands, Inc., Class A	13,728	2,142,392

		$3,719,478

Biotechnology — 5.7%
Celgene Corp.(1)	25,644	$2,651,846
Gilead Sciences, Inc.	29,988	2,645,242
Vertex Pharmaceuticals, Inc.(1)	16,369	1,380,561

		$6,677,649

Building Products — 1.7%
Fortune Brands Home & Security, Inc.	36,553	$2,025,402

		$2,025,402

Capital Markets — 1.6%
Charles Schwab Corp. (The)	68,069	$1,933,840

		$1,933,840

Chemicals — 2.6%
Celanese Corp., Series A	16,700	$1,180,690
Monsanto Co.	8,860	830,005
Praxair, Inc.	8,900	1,045,394

		$3,056,089

Commercial Services & Supplies — 1.1%
Tyco International PLC	32,590	$1,255,367

		$1,255,367

Communications Equipment — 1.1%
Palo Alto Networks, Inc.(1)	8,865	$1,337,463

		$1,337,463

Diversified Financial Services — 0.7%
S&P Global, Inc.	7,512	$802,657

		$802,657

Security	Shares	Value

Electrical Equipment — 1.4%
AMETEK, Inc.	34,300	$1,649,487

		$1,649,487

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	5,796	$858,561
Sprouts Farmers Market, Inc.(1)	52,822	1,482,714

		$2,341,275

Food Products — 3.6%
Blue Buffalo Pet Products, Inc.(1)	70,110	$1,735,924
Mondelez International, Inc., Class A	32,354	1,389,928
Pinnacle Foods, Inc.	25,943	1,104,912

		$4,230,764

Health Care Equipment & Supplies — 5.5%
Medtronic PLC	24,352	$1,927,461
Stryker Corp.	20,400	2,223,804
Zimmer Biomet Holdings, Inc.	19,930	2,307,296

		$6,458,561

Household Durables — 1.4%
Newell Brands, Inc.	36,526	$1,663,394

		$1,663,394

Household Products — 0.9%
Colgate-Palmolive Co.	14,200	$1,007,064

		$1,007,064

Internet & Catalog Retail — 8.9%
Amazon.com, Inc.(1)	8,529	$5,625,643
Netflix, Inc.(1)	22,400	2,016,672
Priceline Group, Inc. (The)(1)	2,043	2,745,098

		$10,387,413

Internet Software & Services — 12.6%
Alphabet, Inc., Class A(1)	4,500	$3,185,460
Alphabet, Inc., Class C(1)	5,402	3,743,640
Facebook, Inc., Class A(1)	44,686	5,254,180
GrubHub, Inc.(1)	54,396	1,426,263
Twitter, Inc.(1)	79,863	1,167,597

		$14,777,140

14	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 3.6%
Fiserv, Inc.(1)	9,717	$949,545
Visa, Inc., Class A	42,000	3,244,080

		$4,193,625

Leisure Products — 0.8%
Brunswick Corp.	20,143	$967,468

		$967,468

Media — 2.6%
Time Warner, Inc.	15,861	$1,191,796
Walt Disney Co. (The)	18,163	1,875,511

		$3,067,307

Multiline Retail — 1.0%
Dollar General Corp.	15,054	$1,233,073

		$1,233,073

Oil, Gas & Consumable Fuels — 2.7%
Devon Energy Corp.	54,857	$1,902,441
EOG Resources, Inc.	15,894	1,313,162

		$3,215,603

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	15,343	$1,470,933

		$1,470,933

Pharmaceuticals — 3.8%
Allergan PLC(1)	8,766	$1,898,365
Bristol-Myers Squibb Co.	34,964	2,523,701

		$4,422,066

Road & Rail — 1.8%
J.B. Hunt Transport Services, Inc.	14,100	$1,168,608
Union Pacific Corp.	10,178	887,827

		$2,056,435

Semiconductors & Semiconductor Equipment — 6.3%
Broadcom, Ltd.	15,300	$2,229,975
Monolithic Power Systems, Inc.	32,100	2,003,682
NXP Semiconductors NV(1)	22,870	1,950,354
Texas Instruments, Inc.	20,275	1,156,486

		$7,340,497

Security	Shares	Value

Software — 6.3%
Adobe Systems, Inc.(1)	24,954	$2,351,166
Fortinet, Inc.(1)	24,844	807,678
salesforce.com, inc.(1)	33,800	2,562,040
Secureworks Corp., Class A(1)	127,588	1,700,748

		$7,421,632

Specialty Retail — 7.0%
Home Depot, Inc. (The)	19,402	$2,597,734
Lowe’s Cos., Inc.	24,472	1,860,361
TJX Cos., Inc. (The)	16,916	1,282,571
Tractor Supply Co.	25,600	2,423,296

		$8,163,962

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	41,317	$3,873,056

		$3,873,056

Tobacco — 1.2%
Philip Morris International, Inc.	14,533	$1,425,978

		$1,425,978

Trading Companies & Distributors — 2.1%
United Rentals, Inc.(1)	19,100	$1,278,363
W.W. Grainger, Inc.	4,895	1,147,975

		$2,426,338

Total Common Stocks (identified cost $79,895,612)		$117,107,022

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(2)	$98	$98,150

Total Short-Term Investments (identified cost $98,150)		$98,150

Total Investments — 100.0% (identified cost $79,993,762)		$117,205,172

Other Assets, Less Liabilities — (0.0)%(3)		$(13,858)

Net Assets — 100.0%		$117,191,314

15	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

(3)	Amount is less than (0.05)%.

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $79,895,612)	$117,107,022
Affiliated investment, at value (identified cost, $98,150)	98,150
Dividends receivable	74,880
Interest receivable from affiliated investment	156
Tax reclaims receivable	9,959
Total assets	$117,290,167

Liabilities
Payable to affiliates:
Investment adviser fee	$63,032
Trustees’ fees	598
Accrued expenses	35,223
Total liabilities	$98,853
Net Assets applicable to investors’ interest in Portfolio	$117,191,314

Sources of Net Assets
Investors’ capital	$79,979,904
Net unrealized appreciation	37,211,410
Total	$117,191,314

17	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends (net of foreign taxes, $18,822)	$539,060
Interest allocated from affiliated investment	2,515
Expenses allocated from affiliated investment	(100)
Total investment income	$541,475

Expenses
Investment adviser fee	$382,820
Trustees’ fees and expenses	3,579
Custodian fee	23,919
Legal and accounting services	18,761
Miscellaneous	3,327
Total expenses	$432,406

Net investment income	$109,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(220,526)
Investment transactions allocated from affiliated investment	3
Net realized loss	$(220,523)
Change in unrealized appreciation (depreciation) —
Investments	$(4,680,385)
Net change in unrealized appreciation (depreciation)	$(4,680,385)

Net realized and unrealized loss	$(4,900,908)

Net decrease in net assets from operations	$(4,791,839)

18	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$109,069	$73,823
Net realized gain (loss) from investment transactions	(220,523)	2,238,461
Net change in unrealized appreciation (depreciation) from investments	(4,680,385)	7,611,629
Net increase (decrease) in net assets from operations	$(4,791,839)	$9,923,913
Capital transactions —
Contributions	$2,945,123	$8,359,799
Withdrawals	(7,065,709)	(5,971,357)
Net increase (decrease) in net assets from capital transactions	$(4,120,586)	$2,388,442

Net increase (decrease) in net assets	$(8,912,425)	$12,312,355

Net Assets
At beginning of period	$126,103,739	$113,791,384
At end of period	$117,191,314	$126,103,739

19	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.73	%(2)	0.73%	0.73%	0.77%	0.77%	0.75%
Net investment income (loss)	0.19	%(2)	0.06%	(0.01)%	0.10%	(0.08)%	0.08	%(3)
Portfolio Turnover	25	%(4)	26%	29%	68%	83%	139%

Total Return	(3.73	)%(4)	8.77%	10.64%	29.25%	9.90%	8.57%

Net assets, end of period (000’s omitted)	$117,191		$126,104	$113,791	$107,427	$94,217	$103,821

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.21% of average daily net assets.

(4)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 57.3% and 42.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

21

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $382,820 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $29,941,210 and $31,652,798, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,012,871

Gross unrealized appreciation	$39,576,364
Gross unrealized depreciation	(2,384,063)

Net unrealized appreciation	$37,192,301

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

22

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$117,107,022	*	$—	$—	$117,107,022
Short-Term Investments	—		98,150	—	98,150

Total Investments	$117,107,022		$98,150	$—	$117,205,172

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

25

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Multi-Cap Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7717    4.30.16

Eaton Vance

Tax-Managed Small-Cap Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Tax-Managed Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Performance1,2

Portfolio Managers Nancy B. Tooke, CFA, J. Griffith Noble, CFA and Michael D. McLean, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/25/1997	09/25/1997	–2.60%	–4.70%	5.54%	6.61%
Class A with 5.75% Maximum Sales Charge	—	—	–8.19	–10.19	4.29	5.98
Class B at NAV	09/29/1997	09/29/1997	–2.95	–5.44	4.73	5.83
Class B with 5% Maximum Sales Charge	—	—	–7.52	–9.89	4.40	5.83
Class C at NAV	09/29/1997	09/29/1997	–2.96	–5.42	4.74	5.82
Class C with 1% Maximum Sales Charge	—	—	–3.87	–6.31	4.74	5.82
Class I at NAV	10/01/2009	09/25/1997	–2.47	–4.47	5.80	6.79
Russell 2000® Index	—	—	–1.90%	–5.94%	6.97%	5.42%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		09/25/1997	09/25/1997	–11.30%	3.94%	5.80%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–4.86	3.34	4.81
Class B After Taxes on Distributions		09/29/1997	09/29/1997	–11.22	3.99	5.63
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	–4.49	3.42	4.69
Class C After Taxes on Distributions		09/29/1997	09/29/1997	–7.65	4.34	5.62
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–2.46	3.69	4.68
Class I After Taxes on Distributions		10/01/2009	09/25/1997	–5.62	5.45	6.61
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	–1.58	4.53	5.50

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.19%	1.94%	1.94%	0.94%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Integra LifeSciences Holdings Corp.	2.8%

RBC Bearings, Inc.	2.8

West Pharmaceutical Services, Inc.	2.7

FEI Co.	2.7

ServiceMaster Global Holdings, Inc.	2.6

CubeSmart	2.5

Pinnacle Foods, Inc.	2.4

Cypress Semiconductor Corp.	2.4

PDC Energy, Inc.	2.4

Church & Dwight Co., Inc.	2.4

Total	25.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective October 31, 2016, Nancy B. Tooke, lead portfolio manager of Tax-Managed Small-Cap Portfolio (the master Portfolio for Eaton Vance Tax-Managed Small-Cap Fund), intends to retire from the Eaton Vance organization.

3

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$974.00	$5.94	1.21%
Class B	$1,000.00	$970.50	$9.60	1.96%
Class C	$1,000.00	$970.40	$9.60	1.96%
Class I	$1,000.00	$975.30	$4.71	0.96%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.07	1.21%
Class B	$1,000.00	$1,015.10	$9.82	1.96%
Class C	$1,000.00	$1,015.10	$9.82	1.96%
Class I	$1,000.00	$1,020.10	$4.82	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $87,802,340)	$100,077,514
Receivable for Fund shares sold	35,273
Total assets	$100,112,787

Liabilities
Payable for Fund shares redeemed	$230,979
Payable to affiliates:
Distribution and service fees	31,608
Trustees’ fees	42
Accrued expenses	52,986
Total liabilities	$315,615
Net Assets	$99,797,172

Sources of Net Assets
Paid-in capital	$81,321,655
Accumulated net realized gain from Portfolio	6,874,960
Accumulated net investment loss	(674,617)
Net unrealized appreciation from Portfolio	12,275,174
Total	$99,797,172

Class A Shares
Net Assets	$65,908,135
Shares Outstanding	2,973,214
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.17
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$23.52

Class B Shares
Net Assets	$628,831
Shares Outstanding	32,957
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.08

Class C Shares
Net Assets	$21,116,762
Shares Outstanding	1,111,644
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.00

Class I Shares
Net Assets	$12,143,444
Shares Outstanding	538,075
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.57

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends allocated from Portfolio	$568,146
Interest allocated from Portfolio	5,256
Expenses allocated from Portfolio	(357,591)
Total investment income from Portfolio	$215,811

Expenses
Distribution and service fees
Class A	$81,364
Class B	3,350
Class C	106,525
Trustees’ fees and expenses	250
Custodian fee	6,040
Transfer and dividend disbursing agent fees	67,321
Legal and accounting services	13,237
Printing and postage	12,881
Registration fees	27,553
Miscellaneous	6,409
Total expenses	$324,930

Net investment loss	$(109,119)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$4,178,024
Net realized gain	$4,178,024
Change in unrealized appreciation (depreciation) —
Investments	$(7,387,726)
Net change in unrealized appreciation (depreciation)	$(7,387,726)

Net realized and unrealized loss	$(3,209,702)

Net decrease in net assets from operations	$(3,318,821)

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment loss	$(109,119)	$(389,276)
Net realized gain from investment transactions	4,178,024	6,054,073
Net change in unrealized appreciation (depreciation) from investments	(7,387,726)	(3,489,638)
Net increase (decrease) in net assets from operations	$(3,318,821)	$2,175,159
Distributions to shareholders —
From net realized gain
Class A	$(3,519,604)	$(1,350,485)
Class B	(43,369)	(21,876)
Class C	(1,337,158)	(516,605)
Class I	(968,073)	(355,808)
Total distributions to shareholders	$(5,868,204)	$(2,244,774)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,281,818	$6,215,885
Class B	145	114,159
Class C	460,729	1,131,471
Class I	1,336,462	11,151,648
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,281,155	1,256,201
Class B	43,222	21,451
Class C	1,177,755	452,598
Class I	819,699	230,616
Cost of shares redeemed
Class A	(5,015,709)	(7,403,452)
Class B	(31,706)	(155,021)
Class C	(1,692,270)	(2,075,381)
Class I	(11,100,432)	(3,228,021)
Net asset value of shares exchanged
Class A	86,782	283,536
Class B	(86,782)	(283,536)
Net increase (decrease) in net assets from Fund share transactions	$(8,439,132)	$7,712,154

Net increase (decrease) in net assets	$(17,626,157)	$7,642,539

Net Assets
At beginning of period	$117,423,329	$109,780,790
At end of period	$99,797,172	$117,423,329

Accumulated net investment loss included in net assets
At end of period	$(674,617)	$(565,498)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013		2012	2011
Net asset value — Beginning of period	$24.000		$24.010	$22.380	$16.930		$15.340	$14.640

Income (Loss) From Operations
Net investment loss(1)	$(0.009)		$(0.051)	$(0.075)	$(0.001)		$(0.048)	$(0.110)
Net realized and unrealized gain (loss)	(0.616)		0.497	1.705	5.451		1.638	0.810

Total income (loss) from operations	$(0.625)		$0.446	$1.630	$5.450		$1.590	$0.700

Less Distributions
From net realized gain	$(1.205)		$(0.456)	$—	$—		$—	$—

Total distributions	$(1.205)		$(0.456)	$—	$—		$—	$—

Net asset value — End of period	$22.170		$24.000	$24.010	$22.380		$16.930	$15.340

Total Return(2)	(2.60	)%(3)	1.86%	7.33%	32.21%		10.30%	4.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,908		$70,678	$70,315	$71,056		$64,346	$87,192
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.21	%(6)	1.19%	1.19%	1.27%		1.25%	1.23%
Net investment loss	(0.09	)%(6)	(0.21)%	(0.32)%	(0.00	)%(7)	(0.30)%	(0.67)%
Portfolio Turnover of the Portfolio	36	%(3)	73%	58%	39%		57%	89%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Amount is less than (0.005)%.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$20.900		$21.130	$19.840	$15.120	$13.800	$13.270

Income (Loss) From Operations
Net investment loss(1)	$(0.079)		$(0.200)	$(0.219)	$(0.125)	$(0.151)	$(0.209)
Net realized and unrealized gain (loss)	(0.536)		0.426	1.509	4.845	1.471	0.739

Total income (loss) from operations	$(0.615)		$0.226	$1.290	$4.720	$1.320	$0.530

Less Distributions
From net realized gain	$(1.205)		$(0.456)	$—	$—	$—	$—

Total distributions	$(1.205)		$(0.456)	$—	$—	$—	$—

Net asset value — End of period	$19.080		$20.900	$21.130	$19.840	$15.120	$13.800

Total Return(2)	(2.95	)%(3)	1.06%	6.50%	31.22%	9.57%	3.99%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$629		$776	$1,078	$1,562	$1,625	$2,660
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.96	%(6)	1.94%	1.95%	2.02%	2.00%	1.98%
Net investment loss	(0.84	)%(6)	(0.93)%	(1.07)%	(0.73)%	(1.04)%	(1.41)%
Portfolio Turnover of the Portfolio	36	%(3)	73%	58%	39%	57%	89%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$20.820		$21.040	$19.760	$15.060	$13.750	$13.220

Income (Loss) From Operations
Net investment loss(1)	$(0.078)		$(0.205)	$(0.219)	$(0.130)	$(0.154)	$(0.209)
Net realized and unrealized gain (loss)	(0.537)		0.441	1.499	4.830	1.464	0.739

Total income (loss) from operations	$(0.615)		$0.236	$1.280	$4.700	$1.310	$0.530

Less Distributions
From net realized gain	$(1.205)		$(0.456)	$—	$—	$—	$—

Total distributions	$(1.205)		$(0.456)	$—	$—	$—	$—

Net asset value — End of period	$19.000		$20.820	$21.040	$19.760	$15.060	$13.750

Total Return(2)	(2.96	)%(3)	1.11%	6.53%	31.23%	9.45%	4.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,117		$23,228	$23,936	$24,075	$20,732	$22,593
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.96	%(6)	1.94%	1.94%	2.02%	2.00%	1.98%
Net investment loss	(0.84	)%(6)	(0.96)%	(1.07)%	(0.76)%	(1.06)%	(1.42)%
Portfolio Turnover of the Portfolio	36	%(3)	73%	58%	39%	57%	89%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$24.380		$24.330	$22.620	$17.060	$15.420	$14.680

Income (Loss) From Operations
Net investment income (loss)(1)	$0.016		$0.005	$(0.020)	$0.049	$(0.013)	$(0.068)
Net realized and unrealized gain (loss)	(0.621)		0.501	1.730	5.511	1.653	0.808

Total income (loss) from operations	$(0.605)		$0.506	$1.710	$5.560	$1.640	$0.740

Less Distributions
From net realized gain	$(1.205)		$(0.456)	$—	$—	$—	$—

Total distributions	$(1.205)		$(0.456)	$—	$—	$—	$—

Net asset value — End of period	$22.570		$24.380	$24.330	$22.620	$17.060	$15.420

Total Return(2)	(2.47	)%(3)	2.09%	7.61%	32.53%	10.64%	5.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,143		$22,741	$14,452	$11,324	$10,931	$11,692
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.96	%(6)	0.94%	0.94%	1.02%	1.00%	0.98%
Net investment income (loss)	0.14	%(6)	0.02%	(0.09)%	0.25%	(0.08)%	(0.41)%
Portfolio Turnover of the Portfolio	36	%(3)	73%	58%	39%	57%	89%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (69.4% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund had a late year ordinary loss of $565,498 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $9,563 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,369 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $81,364 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $2,513 and $79,894 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $837 and $26,631 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2016, the Fund was informed that EVD received less than $100 and approximately $1,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

13

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,666,796 and $16,103,860, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	105,507	254,807
Issued to shareholders electing to receive payments of distributions in Fund shares	148,133	52,451
Redemptions	(229,787)	(302,174)
Exchange from Class B shares	4,126	11,461

Net increase	27,979	16,545

Class B	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	8	5,376
Issued to shareholders electing to receive payments of distributions in Fund shares	2,261	1,022
Redemptions	(1,675)	(7,187)
Exchange to Class A shares	(4,778)	(13,090)

Net decrease	(4,184)	(13,879)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	24,061	53,077
Issued to shareholders electing to receive payments of distributions in Fund shares	61,889	21,645
Redemptions	(90,199)	(96,497)

Net decrease	(4,249)	(21,775)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	60,451	456,008
Issued to shareholders electing to receive payments of distributions in Fund shares	36,383	9,498
Redemptions	(491,507)	(126,867)

Net increase (decrease)	(394,673)	338,639

14

Tax-Managed Small-Cap Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value

Aerospace & Defense — 3.8%
Astronics Corp.(1)	24,510	$905,645
Hexcel Corp.	69,125	3,129,289
Mercury Systems, Inc.(1)	66,919	1,406,637

		$5,441,571

Banks — 6.7%
Bank of the Ozarks, Inc.	51,351	$2,120,796
BankUnited, Inc.	79,872	2,755,584
Eagle Bancorp, Inc.(1)	45,196	2,291,437
PrivateBancorp, Inc.	59,982	2,495,851

		$9,663,668

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	60,778	$2,480,350

		$2,480,350

Capital Markets — 1.8%
Lazard, Ltd., Class A	72,299	$2,606,379

		$2,606,379

Chemicals — 2.3%
Balchem Corp.	54,708	$3,356,883

		$3,356,883

Commercial Services & Supplies — 5.5%
Interface, Inc.	164,105	$2,793,067
Multi-Color Corp.	34,840	2,084,477
Team, Inc.(1)	106,597	3,062,532

		$7,940,076

Communications Equipment — 1.5%
Infinera Corp.(1)	182,226	$2,166,667

		$2,166,667

Construction Materials — 1.4%
US Concrete, Inc.(1)	32,460	$2,004,730

		$2,004,730

Diversified Consumer Services — 4.1%
Grand Canyon Education, Inc.(1)	49,970	$2,185,188
ServiceMaster Global Holdings, Inc.(1)	96,057	3,680,904

		$5,866,092

Security	Shares	Value

Diversified Financial Services — 0.8%
Bats Global Markets, Inc.(1)	46,969	$1,113,635

		$1,113,635

Electronic Equipment, Instruments & Components — 2.7%
FEI Co.	44,068	$3,922,933

		$3,922,933

Energy Equipment & Services — 0.6%
Superior Energy Services, Inc.	54,580	$920,219

		$920,219

Food Products — 2.4%
Pinnacle Foods, Inc.	81,474	$3,469,978

		$3,469,978

Health Care Equipment & Supplies — 7.8%
ICU Medical, Inc.(1)	33,479	$3,325,804
Integra LifeSciences Holdings Corp.(1)	56,005	3,966,274
West Pharmaceutical Services, Inc.	55,346	3,940,635

		$11,232,713

Health Care Providers & Services — 3.3%
AmSurg Corp.(1)	30,868	$2,499,691
Team Health Holdings, Inc.(1)	53,580	2,241,251

		$4,740,942

Hotels, Restaurants & Leisure — 2.1%
Krispy Kreme Doughnuts, Inc.(1)	177,081	$3,082,980

		$3,082,980

Household Durables — 2.1%
Helen of Troy, Ltd.(1)	31,058	$3,091,203

		$3,091,203

Household Products — 2.4%
Church & Dwight Co., Inc.	36,842	$3,415,253

		$3,415,253

Insurance — 5.6%
AMERISAFE, Inc.	6,315	$340,252
First American Financial Corp.	85,155	3,067,283
Horace Mann Educators Corp.	68,235	2,122,109

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
RLI Corp.	14,490	$900,988
Stewart Information Services Corp.	45,780	1,594,060

		$8,024,692

IT Services — 5.0%
Black Knight Financial Services, Inc., Class A(1)	47,934	$1,532,929
CSG Systems International, Inc.	53,020	2,353,028
Euronet Worldwide, Inc.(1)	43,589	3,360,712

		$7,246,669

Life Sciences Tools & Services — 1.6%
VWR Corp.(1)	87,890	$2,341,390

		$2,341,390

Machinery — 2.8%
RBC Bearings, Inc.(1)	54,103	$3,965,750

		$3,965,750

Marine — 2.1%
Kirby Corp.(1)	46,932	$2,995,200

		$2,995,200

Oil, Gas & Consumable Fuels — 6.1%
Diamondback Energy, Inc.(1)	36,571	$3,166,317
PDC Energy, Inc.(1)	54,576	3,426,827
Rice Energy, Inc.(1)	125,530	2,172,925

		$8,766,069

Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust	43,130	$1,453,481
CubeSmart	122,466	3,626,218
DCT Industrial Trust, Inc.	37,330	1,507,012
Post Properties, Inc.	37,222	2,135,054

		$8,721,765

Road & Rail — 1.5%
Landstar System, Inc.	33,450	$2,192,647

		$2,192,647

Semiconductors & Semiconductor Equipment — 4.2%
Cirrus Logic, Inc.(1)	70,686	$2,551,765
Cypress Semiconductor Corp.	383,843	3,466,102

		$6,017,867

Security	Shares	Value

Software — 4.0%
Mentor Graphics Corp.	160,769	$3,208,949
Verint Systems, Inc.(1)	76,875	2,601,450

		$5,810,399

Specialty Retail — 3.0%
Burlington Stores, Inc.(1)	32,460	$1,849,246
Sally Beauty Holdings, Inc.(1)	76,620	2,405,868

		$4,255,114

Textiles, Apparel & Luxury Goods — 0.2%
Steven Madden, Ltd.(1)	9,880	$345,899

		$345,899

Thrifts & Mortgage Finance — 1.7%
Essent Group, Ltd.(1)	117,440	$2,398,125

		$2,398,125

Total Common Stocks (identified cost $115,127,913)		$139,597,858

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(2)	$4,037	$4,037,356

Total Short-Term Investments (identified cost $4,037,356)		$4,037,356

Total Investments — 99.6% (identified cost $119,165,269)		$143,635,214

Other Assets, Less Liabilities — 0.4%		$595,986

Net Assets — 100.0%		$144,231,200

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $115,127,913)	$139,597,858
Affiliated investment, at value (identified cost, $4,037,356)	4,037,356
Dividends receivable	34,386
Interest receivable from affiliated investment	1,978
Receivable for investments sold	783,579
Total assets	$144,455,157

Liabilities
Payable for investments purchased	$112,333
Payable to affiliates:
Investment adviser fee	74,095
Trustees’ fees	730
Accrued expenses	36,799
Total liabilities	$223,957
Net Assets applicable to investors’ interest in Portfolio	$144,231,200

Sources of Net Assets
Investors’ capital	$119,761,255
Net unrealized appreciation	24,469,945
Total	$144,231,200

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends	$812,449
Interest allocated from affiliated investment	7,525
Expenses allocated from affiliated investment	(313)
Total investment income	$819,661

Expenses
Investment adviser fee	$457,489
Trustees’ fees and expenses	4,255
Custodian fee	25,565
Legal and accounting services	19,354
Miscellaneous	3,811
Total expenses	$510,474

Net investment income	$309,187

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,641,658
Investment transactions allocated from affiliated investment	13
Net realized gain	$5,641,671
Change in unrealized appreciation (depreciation) —
Investments	$(10,101,534)
Net change in unrealized appreciation (depreciation)	$(10,101,534)

Net realized and unrealized loss	$(4,459,863)

Net decrease in net assets from operations	$(4,150,676)

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$309,187	$469,181
Net realized gain from investment transactions	5,641,671	8,032,182
Net change in unrealized appreciation (depreciation) from investments	(10,101,534)	(4,692,699)
Net increase (decrease) in net assets from operations	$(4,150,676)	$3,808,664
Capital transactions —
Contributions	$2,576,832	$17,235,520
Withdrawals	(19,406,130)	(9,034,085)
Net increase (decrease) in net assets from capital transactions	$(16,829,298)	$8,201,435

Net increase (decrease) in net assets	$(20,979,974)	$12,010,099

Net Assets
At beginning of period	$165,211,174	$153,201,075
At end of period	$144,231,200	$165,211,174

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.70	%(2)	0.70%	0.69%	0.72%	0.73%	0.72%
Net investment income (loss)	0.42	%(2)	0.28%	0.17%	0.55%	0.22%	(0.15)%
Portfolio Turnover	36	%(3)	73%	58%	39%	57%	89%

Total Return	(2.35	)%(3)	2.35%	7.87%	32.92%	10.87%	5.31%

Net assets, end of period (000’s omitted)	$144,231		$165,211	$153,201	$148,616	$135,796	$165,795

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 69.4% and 30.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

21

Tax-Managed Small-Cap Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $457,489 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $52,875,297 and $69,456,187, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,051,659

Gross unrealized appreciation	$27,891,166
Gross unrealized depreciation	(3,307,611)

Net unrealized appreciation	$24,583,555

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

22

Tax-Managed Small-Cap Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$139,597,858	*	$—	$—	$139,597,858
Short-Term Investments	—		4,037,356	—	4,037,356

Total Investments	$139,597,858		$4,037,356	$—	$143,635,214

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

25

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Portfolio

Nancy B. Tooke

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Tax-Managed Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.16

Eaton Vance

Tax-Managed Global Small-Cap Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Tax-Managed Global Small-Cap Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Performance1,2

Portfolio Managers Aidan M. Farrell, of Eaton Vance Management (International) Limited; Patrick J. O’Brien

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	–2.42%	–7.09%	5.93%	5.65%
Class A with 5.75% Maximum Sales Charge	—	—	–8.04	–12.44	4.68	5.02
Class C at NAV	03/04/2002	03/04/2002	–2.70	–7.69	5.16	4.87
Class C with 1% Maximum Sales Charge	—	—	–3.30	–8.27	5.16	4.87
Class I at NAV	10/01/2009	03/04/2002	–2.27	–6.81	6.20	5.82
MSCI World Small Cap Index	—	—	1.57%	–2.56%	6.08%	4.90%
Russell 2000® Value Index	—	—	1.18	–3.71	6.76	4.61

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	03/04/2002	–19.15%	1.79%	3.23%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–1.29	3.77	4.11
Class C After Taxes on Distributions		03/04/2002	03/04/2002	–16.50	1.83	2.85
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	2.39	4.20	4.02
Class I After Taxes on Distributions		10/01/2009	03/04/2002	–13.83	3.32	4.04
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	2.13	4.98	4.77

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.76%	2.51%	1.51%
Net				1.40	2.15	1.15

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Fund Profile4

Sector Allocation (% of net assets)5

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Balchem Corp.	1.6%

Integra LifeSciences Holdings Corp.	1.5

Team, Inc.	1.3

Hexcel Corp.	1.2

Cypress Semiconductor Corp.	1.2

Diamondback Energy, Inc.	1.2

Armstrong World Industries, Inc.	1.2

Eagle Bancorp, Inc.	1.2

Cirrus Logic, Inc.	1.2

Interface, Inc.	1.2

Total	12.8%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Russell 2000® Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective August 7, 2015, the Fund changed its primary benchmark to MSCI World Small Cap Index because the investment adviser believes it is a more appropriate benchmark for the Fund. Effective August 7, 2015, the Fund changed its name, investment objective and investment strategy to invest globally and no longer employs a value investment strategy. Performance prior to August 7, 2015 reflects the Fund’s performance under its former investment objective and policies.
[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/17. Without the reimbursement, if applicable, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$975.80	$6.98	**	1.42%
Class C	$1,000.00	$973.00	$10.65	**	2.17%
Class I	$1,000.00	$977.30	$5.75	**	1.17%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.80	$7.12	**	1.42%
Class C	$1,000.00	$1,014.10	$10.87	**	2.17%
Class I	$1,000.00	$1,019.00	$5.87	**	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

5

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $24,014,960)	$24,339,487
Receivable for Fund shares sold	12,700
Receivable from affiliate	31,239
Total assets	$24,383,426

Liabilities
Payable for Fund shares redeemed	$23,801
Payable to affiliates:
Administration fee	2,981
Distribution and service fees	7,648
Trustees’ fees	42
Accrued expenses	22,089
Total liabilities	$56,561
Net Assets	$24,326,865

Sources of Net Assets
Paid-in capital	$25,087,533
Accumulated net realized loss from Portfolio	(1,116,774)
Accumulated undistributed net investment income	31,579
Net unrealized appreciation from Portfolio	324,527
Total	$24,326,865

Class A Shares
Net Assets	$15,775,005
Shares Outstanding	1,442,904
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.93
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.60

Class C Shares
Net Assets	$5,362,784
Shares Outstanding	619,594
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.66

Class I Shares
Net Assets	$3,189,076
Shares Outstanding	283,408
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.25

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends allocated from Portfolio (net of foreign taxes, $18,169)	$405,095
Interest allocated from Portfolio	582
Expenses allocated from Portfolio	(171,311)
Total investment income from Portfolio	$234,366

Expenses
Administration fee	$19,489
Distribution and service fees
Class A	21,953
Class C	29,764
Trustees’ fees and expenses	250
Custodian fee	5,597
Transfer and dividend disbursing agent fees	16,419
Legal and accounting services	10,867
Printing and postage	18,291
Registration fees	20,890
Miscellaneous	5,386
Total expenses	$148,906
Deduct —
Allocation of expenses to affiliate	$117,302
Total expense reductions	$117,302

Net expenses	$31,604

Net investment income	$202,762

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(1,092,799)
Foreign currency transactions	2,715
Net realized loss	$(1,090,084)
Change in unrealized appreciation (depreciation) —
Investments	$75,689
Foreign currency	2,246
Net change in unrealized appreciation (depreciation)	$77,935

Net realized and unrealized loss	$(1,012,149)

Net decrease in net assets from operations	$(809,387)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income (loss)	$202,762	$(174,055)
Net realized gain (loss) from investment and foreign currency transactions	(1,090,084)	12,875,960
Net change in unrealized appreciation (depreciation) from investments and foreign currency	77,935	(14,775,168)
Net decrease in net assets from operations	$(809,387)	$(2,073,263)
Distributions to shareholders —
From net realized gain
Class A	$(7,071,284)	$(2,218,740)
Class C	(2,944,043)	(879,281)
Class I	(1,015,562)	(380,057)
Total distributions to shareholders	$(11,030,889)	$(3,478,078)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,558,528	$2,659,247
Class C	793,784	1,013,477
Class I	1,961,596	1,090,357
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,444,824	2,052,138
Class C	2,306,787	708,720
Class I	784,227	262,030
Cost of shares redeemed
Class A	(8,269,551)	(5,933,556)
Class C	(3,022,914)	(1,916,373)
Class I	(2,016,606)	(2,119,672)
Net increase (decrease) in net assets from Fund share transactions	$540,675	$(2,183,632)

Net decrease in net assets	$(11,299,601)	$(7,734,973)

Net Assets
At beginning of period	$35,626,466	$43,361,439
At end of period	$24,326,865	$35,626,466

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$31,579	$(171,183)

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$16.530		$18.810	$19.150	$15.320	$14.770	$14.210

Income (Loss) From Operations
Net investment income (loss)(1)	$0.096	(2)	$(0.047)	$(0.087)	$(0.007)	$(0.021)	$(0.023	)(2)
Net realized and unrealized gain (loss)	(0.378)		(0.770)	1.843	4.881	1.100	1.298

Total income (loss) from operations	$(0.282)		$(0.817)	$1.756	$4.874	$1.079	$1.275

Less Distributions
From net realized gain	$(5.318)		$(1.463)	$(2.096)	$(1.044)	$(0.529)	$(0.715)

Total distributions	$(5.318)		$(1.463)	$(2.096)	$(1.044)	$(0.529)	$(0.715)

Net asset value — End of period	$10.930		$16.530	$18.810	$19.150	$15.320	$14.770

Total Return(3)	(2.42	)%(4)	(4.62)%	10.13%	33.83%	7.51%	8.94%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,775		$23,632	$28,317	$31,504	$22,824	$24,119
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.42	%(8)	1.45%	1.45%	1.45%	1.45%	1.59%
Net investment income (loss)	1.73	%(2)(8)	(0.27)%	(0.47)%	(0.04)%	(0.14)%	(0.15	)%(2)
Portfolio Turnover of the Portfolio	41	%(4)	124%	48%	72%	55%	66%

(1)	Computed using average shares outstanding.

(2)

Net investment income (loss) per share includes special dividends allocated from the Portfolio which amounted to $0.094 and $0.024 per share for the six months ended April 30, 2016 and the year ended October 31, 2011, respectively. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been 0.03% and (0.31)% for the six months ended April 30, 2016 and the year ended October 31, 2011, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The administrator reimbursed certain operating expenses (equal to 0.91%, 0.31%, 0.24%, 0.54%, 0.55%, and 0.46% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012, and 2011, respectively). Prior to March 19, 2012, a portion of the reimbursement was borne by the former sub-adviser of the Portfolio. Absent this reimbursement, total return would have been lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$14.230		$16.520	$17.180	$13.940	$13.590	$13.220

Income (Loss) From Operations
Net investment income (loss)(1)	$0.043	(2)	$(0.153)	$(0.198)	$(0.119)	$(0.122)	$(0.123	)(2)
Net realized and unrealized gain (loss)	(0.295)		(0.674)	1.634	4.403	1.001	1.208

Total income (loss) from operations	$(0.252)		$(0.827)	$1.436	$4.284	$0.879	$1.085

Less Distributions
From net realized gain	$(5.318)		$(1.463)	$(2.096)	$(1.044)	$(0.529)	$(0.715)

Total distributions	$(5.318)		$(1.463)	$(2.096)	$(1.044)	$(0.529)	$(0.715)

Net asset value — End of period	$8.660		$14.230	$16.520	$17.180	$13.940	$13.590

Total Return(3)	(2.70	)%(4)	(5.38)%	9.35%	32.89%	6.67%	8.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,363		$8,442	$10,076	$9,644	$6,944	$7,351
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	2.17	%(8)	2.20%	2.20%	2.20%	2.20%	2.34%
Net investment income (loss)	0.96	%(2)(8)	(1.02)%	(1.22)%	(0.79)%	(0.89)%	(0.90	)%(2)
Portfolio Turnover of the Portfolio	41	%(4)	124%	48%	72%	55%	66%

(1)	Computed using average shares outstanding.

(2)

Net investment income (loss) per share includes special dividends allocated from the Portfolio which amounted to $0.075 and $0.021 per share for the six months ended April 30, 2016 and the year ended October 31, 2011, respectively. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.73)% and (1.05)% for the six months ended April 30, 2016 and the year ended October 31, 2011, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The administrator reimbursed certain operating expenses (equal to 0.91%, 0.31%, 0.24%, 0.54%, 0.55%, and 0.46% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012, and 2011, respectively). Prior to March 19, 2012, a portion of the reimbursement was borne by the former sub-adviser of the Portfolio. Absent this reimbursement, total return would have been lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$16.840		$19.100	$19.360	$15.440	$14.850	$14.250

Income (Loss) From Operations
Net investment income (loss)(1)	$0.110	(2)	$(0.005)	$(0.048)	$0.093	$0.014	$0.008	(2)
Net realized and unrealized gain (loss)	(0.382)		(0.792)	1.884	4.871	1.105	1.307

Total income (loss) from operations	$(0.272)		$(0.797)	$1.836	$4.964	$1.119	$1.315

Less Distributions
From net realized gain	$(5.318)		$(1.463)	$(2.096)	$(1.044)	$(0.529)	$(0.715)

Total distributions	$(5.318)		$(1.463)	$(2.096)	$(1.044)	$(0.529)	$(0.715)

Net asset value — End of period	$11.250		$16.840	$19.100	$19.360	$15.440	$14.850

Total Return(3)	(2.27	)%(4)	(4.43)%	10.47%	34.17%	7.75%	9.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,189		$3,552	$4,968	$2,487	$5,573	$3,354
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.17	%(8)	1.20%	1.20%	1.20%	1.20%	1.34%
Net investment income (loss)	1.92	%(2)(8)	(0.03)%	(0.26)%	0.57%	0.10%	0.05	%(2)
Portfolio Turnover of the Portfolio	41	%(4)	124%	48%	72%	55%	66%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.093 and $0.022 per share for the six months ended April 30, 2016 and the year ended October 31, 2011, respectively. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been 0.30% and (0.09) % for the six months ended April 30, 2016 and the year ended October 31, 2011, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The administrator reimbursed certain operating expenses (equal to 0.91%, 0.31%, 0.24%, 0.54%, 0.55%, and 0.46% of average daily net assets for the six months ended April 30, 2016 and the years ended October 31, 2015, 2014, 2013, 2012, and 2011, respectively). Prior to March 19, 2012, a portion of the reimbursement was borne by the former sub-adviser of the Portfolio. Absent this reimbursement, total return would have been lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Global Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Fund had a late year ordinary loss of $145,062 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the administration fee amounted to $19,489. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.40%, 2.15% and 1.15% (1.45%, 2.20% and 1.20% prior to January 4, 2016) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2017. Pursuant to this agreement, EVM was allocated $117,302 of the Fund’s operating expenses for the six months ended April 30, 2016. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $1,754 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $905 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $21,953 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $22,276 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $7,488 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

13

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,176,996 and $11,729,177, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	144,115	152,040
Issued to shareholders electing to receive payments of distributions in Fund shares	576,460	119,728
Redemptions	(707,172)	(347,346)

Net increase (decrease)	13,403	(75,578)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	90,397	66,700
Issued to shareholders electing to receive payments of distributions in Fund shares	259,773	47,725
Redemptions	(323,717)	(131,264)

Net increase (decrease)	26,453	(16,839)

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	173,647	62,136
Issued to shareholders electing to receive payments of distributions in Fund shares	68,253	15,042
Redemptions	(169,366)	(126,495)

Net increase (decrease)	72,534	(49,317)

14

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value

Australia — 2.3%
Ansell, Ltd.	8,531	$128,760
carsales.com, Ltd.	12,018	107,046
Challenger, Ltd.	14,067	95,155
Mirvac Group	66,955	94,730
Regis Resources, Ltd.	23,215	51,632
Super Retail Group, Ltd.	11,934	76,335

		$553,658

Belgium — 0.6%
Ackermans & van Haaren NV	1,110	$144,695

		$144,695

Canada — 4.0%
CAE, Inc.	17,101	$202,263
Cogeco Communications, Inc.	1,446	72,052
Dominion Diamond Corp.	4,569	52,474
First Majestic Silver Corp.(1)	5,700	60,693
Linamar Corp.	1,400	60,622
North West Co., Inc. (The)	3,987	88,625
OceanaGold Corp.	28,910	103,456
Parkland Fuel Corp.	4,428	84,452
PrairieSky Royalty, Ltd.	3,735	78,647
Sandvine Corp.	76,858	166,004

		$969,288

China — 0.8%
TAL Education Group ADR(1)	3,396	$196,493

		$196,493

Denmark — 0.5%
Royal Unibrew A/S	2,460	$111,145

		$111,145

Finland — 0.3%
Amer Sports Oyj	2,865	$84,815

		$84,815

France — 2.0%
Ipsen SA	3,550	$214,629
Metropole Television SA	3,692	70,039
Nexity SA	1,827	97,929

Security	Shares	Value

France (continued)
Rubis SCA	1,236	$96,555

		$479,152

Germany — 1.0%
CTS Eventim AG & Co. KGaA	2,219	$77,876
Salzgitter AG	2,149	72,844
Software AG	2,578	98,692

		$249,412

Hong Kong — 0.9%
Hysan Development Co., Ltd.	28,633	$126,514
Johnson Electric Holdings, Ltd.	32,524	95,908

		$222,422

Ireland — 0.5%
Kingspan Group PLC	4,403	$116,036

		$116,036

Israel — 0.5%
Magic Software Enterprises, Ltd.	17,917	$119,686

		$119,686

Italy — 2.0%
Banca Generali SpA	6,984	$207,823
Brembo SpA	1,667	89,688
MARR SpA	4,505	91,771
Moncler SpA	5,965	96,954

		$486,236

Japan — 11.4%
77 Bank, Ltd. (The)	25,900	$90,866
Ariake Japan Co., Ltd.	2,400	132,966
Asahi Intecc Co., Ltd.	2,700	129,893
Century Tokyo Leasing Corp.	3,400	115,610
COLOPL, Inc.	6,700	132,351
Daifuku Co., Ltd.	7,500	134,136
Eiken Chemical Co., Ltd.	7,900	144,640
FP Corp.	5,000	221,157
GMO Internet, Inc.	7,500	88,061
Hoshizaki Electric Co., Ltd.	1,500	125,885
J. Front Retailing Co., Ltd.	4,000	48,056
MISUMI Group, Inc.	7,900	109,097
Morinaga & Co., Ltd.	38,000	181,962

15	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
OYO Corp.	10,400	$110,066
Parco Co., Ltd.	12,000	101,064
Penta-Ocean Construction Co., Ltd.	25,300	113,934
Sac’s Bar Holdings, Inc.	10,800	137,080
Sakata INX Corp.	9,100	102,783
Sakata Seed Corp.	8,300	209,737
Shinmaywa Industries, Ltd.	14,200	97,314
Sun Frontier Fudousan Co., Ltd.	10,700	98,937
Tosei Corp.	23,000	161,050

		$2,786,645

Singapore — 0.6%
Frasers Centrepoint Trust	52,800	$76,500
SIIC Environment Holdings, Ltd.(1)	123,620	64,127

		$140,627

Spain — 0.5%
Acciona SA	1,048	$84,103
Tecnicas Reunidas SA	1,522	51,305

		$135,408

Sweden — 1.2%
Boliden AB	2,958	$51,737
Indutrade AB	4,120	231,171

		$282,908

Switzerland — 2.2%
Belimo Holding AG	35	$100,088
Bucher Industries AG	837	201,052
Temenos Group AG	2,214	114,893
VZ Holding AG	351	109,214

		$525,247

United Kingdom — 10.5%
Beazley PLC	24,365	$116,131
Bellway PLC	3,566	127,689
Bodycote PLC	27,512	240,171
BTG PLC(1)	14,008	121,447
DS Smith PLC	30,106	167,910
Essentra PLC	14,045	167,034
Halma PLC	10,715	139,840
Hastings Group Holdings, Ltd.(2)	39,889	102,450
Hikma Pharmaceuticals PLC	8,526	274,884
Inchcape PLC	6,078	60,288
John Wood Group PLC	8,455	77,347

Security	Shares	Value

United Kingdom (continued)
Melrose Industries PLC	7,887	$43,094
Paysafe Group PLC(1)	25,740	143,614
Regus PLC	58,544	250,493
SIG PLC	57,233	113,484
St. James’s Place PLC	9,593	121,770
UNITE Group PLC (The)	14,939	138,141
WH Smith PLC	6,614	162,030

		$2,567,817

United States — 55.7%
Acadia Realty Trust	5,023	$169,275
Ameris Bancorp	5,329	167,331
AMERISAFE, Inc.	3,334	179,636
AmSurg Corp.(1)	3,123	252,901
Armstrong World Industries, Inc.(1)	7,200	293,832
Balchem Corp.	6,390	392,090
Bank of the Ozarks, Inc.	4,295	177,383
BankUnited, Inc.	3,792	130,824
Burlington Stores, Inc.(1)	3,461	197,173
Cirrus Logic, Inc.(1)	8,058	290,894
Compass Minerals International, Inc.	1,489	111,615
CSG Systems International, Inc.	4,629	205,435
CubeSmart	5,455	161,523
Cypress Semiconductor Corp.	33,464	302,180
DCT Industrial Trust, Inc.	4,215	170,160
Diamondback Energy, Inc.(1)	3,473	300,692
Douglas Emmett, Inc.	5,337	173,186
Eagle Bancorp, Inc.(1)	5,780	293,046
EastGroup Properties, Inc.	2,779	166,045
Essex Property Trust, Inc.	724	159,606
Federated National Holding Co.	12,812	244,069
First American Financial Corp.	1,728	62,243
First Republic Bank	2,603	183,043
Grand Canyon Education, Inc.(1)	3,979	174,002
Gulfport Energy Corp.(1)	5,342	167,205
Helen of Troy, Ltd.(1)	1,890	188,112
Hexcel Corp.	6,698	303,218
Hill-Rom Holdings, Inc.	2,855	138,039
ICU Medical, Inc.(1)	1,480	147,023
Infinera Corp.(1)	18,834	223,936
Infoblox, Inc.(1)	12,012	200,961
Integra LifeSciences Holdings Corp.(1)	5,295	374,992
Interface, Inc.	17,009	289,493
James River Group Holdings, Ltd.	3,390	104,954
Jazz Pharmaceuticals PLC(1)	1,555	234,338

16	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Krispy Kreme Doughnuts, Inc.(1)	12,894	$224,485
Landstar System, Inc.	3,108	203,729
LaSalle Hotel Properties	5,484	131,068
Lazard, Ltd., Class A	1,501	54,111
Mentor Graphics Corp.	9,382	187,265
Meta Financial Group, Inc.	3,827	189,896
Multi-Color Corp.	4,469	267,380
NN, Inc.	12,958	194,888
Nuvectra Corp.(1)	1,555	13,070
NVR, Inc.(1)	166	275,774
Paramount Group, Inc.	9,725	162,408
PDC Energy, Inc.(1)	4,528	284,313
Penske Automotive Group, Inc.	6,794	265,849
Pinnacle Foods, Inc.	4,680	199,321
Post Properties, Inc.	3,181	182,462
PrivateBancorp, Inc.	3,392	141,141
PS Business Parks, Inc.	1,727	165,378
RBC Bearings, Inc.(1)	2,969	217,628
Sabre Corp.	9,110	263,734
Sally Beauty Holdings, Inc.(1)	6,024	189,154
ServiceMaster Global Holdings, Inc.(1)	3,698	141,707
Signature Bank(1)	1,014	139,760
Sprouts Farmers Market, Inc.(1)	7,364	206,707
Steven Madden, Ltd.(1)	5,375	188,179
Team, Inc.(1)	11,237	322,839
Teleflex, Inc.	1,541	240,057
Vantiv, Inc., Class A(1)	4,906	267,573
Verint Systems, Inc.(1)	4,101	138,778
Vista Outdoor, Inc.(1)	3,881	186,210
VWR Corp.(1)	9,364	249,457
West Pharmaceutical Services, Inc.	2,432	173,158
Western Alliance Bancorp(1)	4,378	160,147

		$13,558,081

Total Common Stocks (identified cost $23,407,890)		$23,729,771

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(3)	$658	$657,881

Total Short-Term Investments (identified cost $657,881)		$657,881

Total Investments — 100.2% (identified cost $24,065,771)		$24,387,652

Other Assets, Less Liabilities — (0.2)%		$(47,974)

Net Assets — 100.0%		$24,339,678

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $102,450 or 0.4% of the Portfolio’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value

Financials	23.7%	$5,766,210
Industrials	18.0	4,377,199
Consumer Discretionary	14.3	3,491,726
Information Technology	13.1	3,190,943
Health Care	11.7	2,837,288
Materials	6.4	1,555,425
Consumer Staples	5.0	1,222,234
Energy	4.3	1,043,961
Utilities	1.0	244,785
Short-Term Investments	2.7	657,881

Total Investments	100.2%	$24,387,652

Abbreviations:

ADR	–	American Depositary Receipt

17	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $23,407,890)	$23,729,771
Affiliated investment, at value (identified cost, $657,881)	657,881
Foreign currency, at value (identified cost, $25,493)	26,026
Dividends receivable	56,436
Interest receivable from affiliated investment	129
Receivable for investments sold	447,268
Total assets	$24,917,511

Liabilities
Payable for investments purchased	$519,500
Payable to affiliates:
Investment adviser fee	14,931
Trustees’ fees	155
Accrued expenses	43,247
Total liabilities	$577,833
Net Assets applicable to investors’ interest in Portfolio	$24,339,678

Sources of Net Assets
Investors’ capital	$24,015,820
Net unrealized appreciation	323,858
Total	$24,339,678

18	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends (net of foreign taxes, $18,169)	$405,098
Interest allocated from affiliated investment	582
Expenses allocated from affiliated investment	(23)
Total investment income	$405,657

Expenses
Investment adviser fee	$98,092
Trustees’ fees and expenses	855
Custodian fee	42,259
Legal and accounting services	17,839
Miscellaneous	12,244
Total expenses	$171,289

Net investment income	$234,368

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,070,148)
Investment transactions allocated from affiliated investment	2
Foreign currency transactions	2,716
Net realized loss	$(1,067,430)
Change in unrealized appreciation (depreciation) —
Investments	$53,028
Foreign currency	2,244
Net change in unrealized appreciation (depreciation)	$55,272

Net realized and unrealized loss	$(1,012,158)

Net decrease in net assets from operations	$(777,790)

19	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$234,368	$183,418
Net realized gain (loss) from investment and foreign currency transactions	(1,067,430)	27,652,344	(1)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	55,272	(28,387,042)
Net decrease in net assets from operations	$(777,790)	$(551,280)
Capital transactions —
Contributions	$1,176,996	$4,480,188
Withdrawals	(11,729,209)	(50,586,121	)(2)
Net decrease in net assets from capital transactions	$(10,552,213)	$(46,105,933)

Net decrease in net assets	$(11,330,003)	$(46,657,213)

Net Assets
At beginning of period	$35,669,681	$82,326,894
At end of period	$24,339,678	$35,669,681

(1)	Includes $10,721,827 of net realized gains from redemptions in-kind.

(2)	Includes $41,935,538 of withdrawals by Eaton Vance Tax-Managed Equity Asset Allocation Fund, a fund that invested in the Portfolio during a portion of the year ended October 31, 2015.

20	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.31	%(2)	0.89%	0.93%	1.13%	1.13%	1.11%
Net investment income	1.80	%(2)(3)	0.27%	0.05%	0.32%	0.18%	0.33	%(3)
Portfolio Turnover	41	%(4)	124%	48%	72%	55%	66%

Total Return	(2.22	)%(4)	(4.08)%	10.71%	34.26%	7.86%	9.46%

Net assets, end of period (000’s omitted)	$24,340		$35,670	$82,327	$80,045	$70,053	$73,673

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 1.69% and 0.16% of average daily net assets for the six months ended April 30, 2016 and the year ended October 31, 2011, respectively.

(4)	Not annualized.

21	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Global Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Tax-Managed Global Small-Cap Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

22

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $98,092, or 0.75% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement effective November 16, 2015, BMR pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its advisory fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the six months ended April 30, 2016, BMR reimbursed the Portfolio $28,539 for a trading error. The effect of the loss incurred and the reimbursement by BMR of such amount had no impact on total return.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,758,586 and $21,290,202, respectively, for the six months ended April 30, 2016.

23

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,130,464

Gross unrealized appreciation	$1,967,689
Gross unrealized depreciation	(1,710,501)

Net unrealized appreciation	$257,188

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Tax-Managed Global Small-Cap Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$196,493	$3,703,352		$—	$3,899,845
Developed Europe	—	5,182,871		—	5,182,871
Developed Middle East	119,686	—		—	119,686
North America	14,527,369	—		—	14,527,369

Total Common Stocks	$14,843,548	$8,886,223	*	$—	$23,729,771

Short-Term Investments	$—	$657,881		$—	$657,881

Total Investments	$14,843,548	$9,544,104		$—	$24,387,652

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements, including, with respect to the Sub-adviser (defined below), information provided in connection with the meeting of the Board held on November 16, 2015.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Global Small-Cap Portfolio (formerly Tax-Managed Small-Cap Value Portfolio) (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Global Small-Cap Fund (formerly Eaton Vance Tax-Managed Small-Cap Value Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Eaton Vance Management (International) Limited (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Portfolio’s investment strategy. The Board considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also considered the abilities and experience of the Sub-adviser’s personnel in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in foreign markets. The Board considered the development of the international investment capabilities of the Sub-adviser, which is based in London, and the potential benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio

27

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board noted that actions are being taken by the Adviser to address Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

28

Eaton Vance

Tax-Managed Global Small-Cap Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Global Small-Cap Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Small-Cap Fund and Tax-Managed Global Small-Cap Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Global Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Global Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7721 4.30.16

Eaton Vance

Tax-Managed Value Fund

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2016

Eaton Vance

Tax-Managed Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/27/1999	12/27/1999	–0.88%	–1.98%	8.58%	4.75%
Class A with 5.75% Maximum Sales Charge	—	—	–6.58	–7.60	7.31	4.13
Class C at NAV	01/24/2000	01/24/2000	–1.25	–2.70	7.78	3.97
Class C with 1% Maximum Sales Charge	—	—	–2.16	–3.60	7.78	3.97
Class I at NAV	11/30/2007	12/27/1999	–0.78	–1.76	8.85	4.96
Russell 1000® Value Index	—	—	1.93%	–0.40%	10.11%	5.67%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		12/27/1999	12/27/1999	–9.37%	6.13%	3.48%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–2.86	5.74	3.28
Class C After Taxes on Distributions		01/24/2000	01/24/2000	–5.36	6.70	3.43
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–0.58	6.12	3.14
Class I After Taxes on Distributions		11/30/2007	12/27/1999	–3.71	7.58	4.26
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	0.59	6.98	3.96

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.19%	1.94%	0.94%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

General Electric Co.	5.5%

JPMorgan Chase & Co.	3.5

Exxon Mobil Corp.	3.3

Wells Fargo & Co.	2.9

NextEra Energy, Inc.	2.9

Chevron Corp.	2.8

Johnson & Johnson	2.5

Sempra Energy	2.5

Goldman Sachs Group, Inc. (The)	2.5

Reynolds American, Inc.	2.4

Total	30.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 – April 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period* (11/1/15 – 4/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$991.20	$5.99	1.21%
Class C	$1,000.00	$987.50	$9.69	1.96%
Class I	$1,000.00	$992.20	$4.76	0.96%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.07	1.21%
Class C	$1,000.00	$1,015.10	$9.82	1.96%
Class I	$1,000.00	$1,020.10	$4.82	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2015. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Investment in Tax-Managed Value Portfolio, at value (identified cost, $322,538,059)	$551,673,605
Receivable for Fund shares sold	912,711
Total assets	$552,586,316

Liabilities
Payable for Fund shares redeemed	$1,581,304
Payable to affiliates:
Administration fee	67,826
Distribution and service fees	179,885
Trustees’ fees	43
Accrued expenses	101,231
Total liabilities	$1,930,289
Net Assets	$550,656,027

Sources of Net Assets
Paid-in capital	$307,909,076
Accumulated net realized gain from Portfolio	11,933,624
Accumulated undistributed net investment income	1,677,781
Net unrealized appreciation from Portfolio	229,135,546
Total	$550,656,027

Class A Shares
Net Assets	$311,257,287
Shares Outstanding	14,784,917
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.05
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$22.33

Class C Shares
Net Assets	$140,103,207
Shares Outstanding	6,928,704
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.22

Class I Shares
Net Assets	$99,295,533
Shares Outstanding	4,736,917
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends allocated from Portfolio (net of foreign taxes, $58,337)	$6,844,225
Interest allocated from Portfolio	11,269
Securities lending income allocated from Portfolio, net	4,834
Expenses allocated from Portfolio	(1,901,416)
Total investment income from Portfolio	$4,958,912

Expenses
Administration fee	$411,244
Distribution and service fees
Class A	391,289
Class C	701,153
Trustees’ fees and expenses	250
Custodian fee	18,845
Transfer and dividend disbursing agent fees	166,138
Legal and accounting services	16,783
Printing and postage	22,295
Registration fees	24,364
Reflow liquidity program fees	74,160
Miscellaneous	6,946
Total expenses	$1,833,467

Net investment income	$3,125,445

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$12,075,553 (1)
Foreign currency transactions	256,183
Net realized gain	$12,331,736
Change in unrealized appreciation (depreciation) —
Investments	$(21,003,618)
Foreign currency	(175,049)
Net change in unrealized appreciation (depreciation)	$(21,178,667)

Net realized and unrealized loss	$(8,846,931)

Net decrease in net assets from operations	$(5,721,486)

(1)	Includes $20,859,915 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$3,125,445	$6,681,998
Net realized gain from investment and foreign currency transactions	12,331,736 (1)	66,835,193 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(21,178,667)	(68,076,834)
Net increase (decrease) in net assets from operations	$(5,721,486)	$5,440,357
Distributions to shareholders —
From net investment income
Class A	$(4,131,828)	$(3,957,726)
Class C	(793,536)	(633,361)
Class I	(1,512,682)	(1,334,660)
From net realized gain
Class A	(22,372,900)	(26,930,289)
Class C	(10,438,770)	(12,059,033)
Class I	(6,755,540)	(7,339,423)
Total distributions to shareholders	$(46,005,256)	$(52,254,492)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,396,799	$13,840,705
Class C	3,544,701	7,677,951
Class I	47,588,521	70,287,393
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	23,843,578	27,738,182
Class C	9,307,755	10,469,198
Class I	6,498,395	6,823,712
Cost of shares redeemed
Class A	(27,723,709)	(48,117,275)
Class C	(10,303,198)	(14,554,606)
Class I	(47,188,069)	(69,965,981)
Net increase in net assets from Fund share transactions	$12,964,773	$4,199,279

Net decrease in net assets	$(38,761,969)	$(42,614,856)

Net Assets
At beginning of period	$589,417,996	$632,032,852
At end of period	$550,656,027	$589,417,996

Accumulated undistributed net investment income included in net assets
At end of period	$1,677,781	$4,990,382

(1)	Includes $20,859,915 of net realized gains from redemptions in-kind.

(2)	Includes $23,115,540 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Financial Highlights

	Class A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$23.090		$24.960	$22.470	$18.460	$16.280	$15.910

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.290	$0.306	$0.258	$0.246	$0.193
Net realized and unrealized gain (loss)	(0.341)		(0.072)	3.217	4.120	2.179	0.306

Total income (loss) from operations	$(0.207)		$0.218	$3.523	$4.378	$2.425	$0.499

Less Distributions
From net investment income	$(0.286)		$(0.268)	$(0.134)	$(0.368)	$(0.245)	$(0.129)
From net realized gain	(1.547)		(1.820)	(0.899)	—	—	—

Total distributions	$(1.833)		$(2.088)	$(1.033)	$(0.368)	$(0.245)	$(0.129)

Net asset value — End of period	$21.050		$23.090	$24.960	$22.470	$18.460	$16.280

Total Return(2)	(0.88	)%(3)	0.94%	16.33%	24.19%	15.14%	3.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$311,257		$337,567	$371,714	$374,746	$394,414	$702,929
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.21	%(6)	1.19%	1.21%	1.24%	1.20%	1.17%
Net investment income	1.29	%(6)	1.24%	1.29%	1.28%	1.43%	1.16%
Portfolio Turnover of the Portfolio	26	%(3)	61%	19%	10%	38%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$22.160		$24.030	$21.680	$17.830	$15.720	$15.370

Income (Loss) From Operations
Net investment income(1)	$0.054		$0.111	$0.123	$0.100	$0.109	$0.067
Net realized and unrealized gain (loss)	(0.329)		(0.065)	3.108	4.002	2.112	0.284

Total income (loss) from operations	$(0.275)		$0.046	$3.231	$4.102	$2.221	$0.351

Less Distributions
From net investment income	$(0.118)		$(0.096)	$—	$(0.252)	$(0.111)	$(0.001)
From net realized gain	(1.547)		(1.820)	(0.881)	—	—	—

Total distributions	$(1.665)		$(1.916)	$(0.881)	$(0.252)	$(0.111)	$(0.001)

Net asset value — End of period	$20.220		$22.160	$24.030	$21.680	$17.830	$15.720

Total Return(2)	(1.25	)%(3)	0.19%	15.44%	23.33%	14.23%	2.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140,103		$150,726	$159,572	$147,863	$133,614	$139,686
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.96	%(6)	1.94%	1.96%	1.99%	1.95%	1.92%
Net investment income	0.54	%(6)	0.49%	0.54%	0.51%	0.65%	0.41%
Portfolio Turnover of the Portfolio	26	%(3)	61%	19%	10%	38%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$23.030		$24.920	$22.440	$18.450	$16.280	$15.910

Income (Loss) From Operations
Net investment income(1)	$0.159		$0.345	$0.353	$0.312	$0.295	$0.234
Net realized and unrealized gain (loss)	(0.336)		(0.084)	3.216	4.113	2.167	0.305

Total income (loss) from operations	$(0.177)		$0.261	$3.569	$4.425	$2.462	$0.539

Less Distributions
From net investment income	$(0.346)		$(0.331)	$(0.190)	$(0.435)	$(0.292)	$(0.169)
From net realized gain	(1.547)		(1.820)	(0.899)	—	—	—

Total distributions	$(1.893)		$(2.151)	$(1.089)	$(0.435)	$(0.292)	$(0.169)

Net asset value — End of period	$20.960		$23.030	$24.920	$22.440	$18.450	$16.280

Total Return(2)	(0.78	)%(3)	1.17%	16.60%	24.55%	15.41%	3.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$99,296		$101,125	$100,746	$145,314	$213,919	$490,893
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.96	%(6)	0.94%	0.96%	0.99%	0.96%	0.92%
Net investment income	1.53	%(6)	1.48%	1.50%	1.55%	1.73%	1.39%
Portfolio Turnover of the Portfolio	26	%(3)	61%	19%	10%	38%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (82.4% at April 30, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the administration fee amounted to $411,244. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2016, EVM earned $15,546 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,745 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2016 amounted to $391,289 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2016, the Fund paid or accrued to EVD $525,865 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2016 amounted to $175,288 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2016, the Fund was informed that EVD received approximately $5,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,582,077 and $41,096,778, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $34,422,859.

12

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	356,082	594,383
Issued to shareholders electing to receive payments of distributions in Fund shares	1,135,408	1,210,217
Redemptions	(1,328,512)	(2,077,693)

Net increase (decrease)	162,978	(273,093)

Class C	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	176,753	342,623
Issued to shareholders electing to receive payments of distributions in Fund shares	460,097	472,650
Redemptions	(511,403)	(653,211)

Net increase	125,447	162,062

Class I	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Sales	2,300,207	3,064,930
Issued to shareholders electing to receive payments of distributions in Fund shares	311,077	298,892
Redemptions	(2,265,351)	(3,015,452)

Net increase	345,933	348,370

13

Tax-Managed Value Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value

Aerospace & Defense — 4.3%
Boeing Co. (The)	32,691	$4,406,747
Honeywell International, Inc.	83,731	9,567,941
United Technologies Corp.	140,204	14,633,092

		$28,607,780

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	54,933	$3,898,595

		$3,898,595

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)	50,797	$1,471,589

		$1,471,589

Banks — 13.3%
Citigroup, Inc.	250,000	$11,570,000
JPMorgan Chase & Co.	375,000	23,700,000
KeyCorp	689,553	8,474,606
PNC Financial Services Group, Inc. (The)	166,379	14,604,749
U.S. Bancorp	268,850	11,477,207
Wells Fargo & Co.	386,390	19,311,772

		$89,138,334

Biotechnology — 0.4%
Gilead Sciences, Inc.	33,749	$2,976,999

		$2,976,999

Capital Markets — 5.7%
Ameriprise Financial, Inc.	78,806	$7,557,495
Charles Schwab Corp. (The)	372,287	10,576,674
Goldman Sachs Group, Inc. (The)	102,204	16,772,698
Invesco, Ltd.	109,088	3,382,819

		$38,289,686

Chemicals — 0.8%
PPG Industries, Inc.	49,830	$5,500,734

		$5,500,734

Consumer Finance — 0.6%
American Express Co.	59,190	$3,872,802

		$3,872,802

Security	Shares	Value

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	175,553	$8,942,670

		$8,942,670

Electric Utilities — 4.5%
NextEra Energy, Inc.	162,537	$19,111,100
PG&E Corp.	187,333	10,902,781

		$30,013,881

Electrical Equipment — 1.0%
Hubbell, Inc.	28,623	$3,027,168
Rockwell Automation, Inc.	33,916	3,848,449

		$6,875,617

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	98,594	$7,921,042

		$7,921,042

Food & Staples Retailing — 3.4%
CVS Health Corp.	78,378	$7,876,989
Kroger Co. (The)	423,727	14,995,698

		$22,872,687

Food Products — 1.5%
Nestle SA	138,900	$10,367,447

		$10,367,447

Health Care Equipment & Supplies — 2.8%
Medtronic PLC	152,957	$12,106,546
Stryker Corp.	58,093	6,332,718

		$18,439,264

Health Care Providers & Services — 3.3%
McKesson Corp.	64,966	$10,902,594
UnitedHealth Group, Inc.	87,234	11,486,973

		$22,389,567

Industrial Conglomerates — 5.5%
General Electric Co.	1,203,237	$36,999,538

		$36,999,538

14	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 5.8%
Aflac, Inc.	93,525	$6,450,419
Alleghany Corp.(1)	10,617	5,534,430
MetLife, Inc.	77,342	3,488,124
Prudential Financial, Inc.	113,882	8,841,799
Travelers Cos., Inc. (The)	64,030	7,036,897
XL Group PLC	220,000	7,200,600

		$38,552,269

Internet Software & Services — 2.1%
Alphabet, Inc., Class A(1)	9,850	$6,972,618
Alphabet, Inc., Class C(1)	9,877	6,844,860

		$13,817,478

IT Services — 0.6%
Visa, Inc., Class A	51,621	$3,987,206

		$3,987,206

Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.	103,433	$14,920,210

		$14,920,210

Media — 0.4%
Walt Disney Co. (The)	27,847	$2,875,481

		$2,875,481

Multi-Utilities — 2.5%
Sempra Energy	162,537	$16,798,199

		$16,798,199

Multiline Retail — 1.2%
Target Corp.	100,560	$7,994,520

		$7,994,520

Oil, Gas & Consumable Fuels — 11.4%
Chevron Corp.	182,680	$18,666,242
ConocoPhillips	37,140	1,774,921
EOG Resources, Inc.	125,646	10,380,872
Exxon Mobil Corp.	249,154	22,025,214
Occidental Petroleum Corp.	182,248	13,969,309
Phillips 66	113,827	9,346,335

		$76,162,893

Security	Shares	Value

Pharmaceuticals — 5.6%
Eli Lilly & Co.	128,396	$9,697,750
Johnson & Johnson	151,536	16,984,155
Merck & Co., Inc.	196,094	10,753,795

		$37,435,700

Real Estate Investment Trusts (REITs) — 4.8%
AvalonBay Communities, Inc.	53,955	$9,538,704
Boston Properties, Inc.	59,105	7,616,270
Host Hotels & Resorts, Inc.	242,147	3,830,766
Simon Property Group, Inc.	54,180	10,899,391

		$31,885,131

Road & Rail — 0.7%
Union Pacific Corp.	54,746	$4,775,494

		$4,775,494

Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.	423,628	$12,827,456

		$12,827,456

Software — 3.0%
Microsoft Corp.	199,578	$9,952,955
Oracle Corp.	249,449	9,943,037

		$19,895,992

Specialty Retail — 1.8%
Home Depot, Inc. (The)	88,360	$11,830,520

		$11,830,520

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	61,062	$5,723,952

		$5,723,952

Tobacco — 4.0%
Altria Group, Inc.	173,789	$10,898,308
Reynolds American, Inc.	320,080	15,875,968

		$26,774,276

Total Common Stocks (identified cost $402,812,315)		$664,835,009

15	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(2)	$3,492	$3,491,764

Total Short-Term Investments (identified cost $3,491,764)		$3,491,764

Total Investments — 99.8% (identified cost $406,304,079)		$668,326,773

Other Assets, Less Liabilities — 0.2%		$1,057,520

Net Assets — 100.0%		$669,384,293

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

16	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $402,812,315)	$664,835,009
Affiliated investment, at value (identified cost, $3,491,764)	3,491,764
Cash	58
Dividends receivable	415,572
Interest receivable from affiliated investment	1,485
Receivable for investments sold	4,200,865
Securities lending income receivable	111
Tax reclaims receivable	955,406
Total assets	$673,900,270

Liabilities
Payable for investments purchased	$4,071,379
Payable to affiliates:
Investment adviser fee	353,649
Trustees’ fees	3,119
Accrued expenses	87,830
Total liabilities	$4,515,977
Net Assets applicable to investors’ interest in Portfolio	$669,384,293

Sources of Net Assets
Investors’ capital	$407,340,659
Net unrealized appreciation	262,043,634
Total	$669,384,293

17	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends (net of foreign taxes, $70,790)	$8,303,957
Securities lending income, net	5,866 (1)
Interest allocated from affiliated investment	13,678
Expenses allocated from affiliated investment	(557)
Total investment income	$8,322,944

Expenses
Investment adviser fee	$2,147,537
Trustees’ fees and expenses	18,425
Custodian fee	86,314
Legal and accounting services	28,628
Miscellaneous	25,565
Total expenses	$2,306,469

Net investment income	$6,016,475

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$11,959,013 (2)
Investment transactions allocated from affiliated investment	31
Foreign currency transactions	310,861
Net realized gain	$12,269,905
Change in unrealized appreciation (depreciation) —
Investments	$(22,813,528)
Foreign currency	(212,324)
Net change in unrealized appreciation (depreciation)	$(23,025,852)

Net realized and unrealized loss	$(10,755,947)

Net decrease in net assets from operations	$(4,739,472)

(1)	Includes $404 of income earned from an affiliated investment company (see Note 6).

(2)	Includes $23,142,809 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$6,016,475	$12,875,264
Net realized gain from investment and foreign currency transactions	12,269,905 (1)	74,285,230 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(23,025,852)	(75,838,941)
Net increase (decrease) in net assets from operations	$(4,739,472)	$11,321,553
Capital transactions —
Contributions	$8,838,963	$11,627,507
Withdrawals	(49,286,409)	(63,210,980)
Net decrease in net assets from capital transactions	$(40,447,446)	$(51,583,473)

Net decrease in net assets	$(45,186,918)	$(40,261,920)

Net Assets
At beginning of period	$714,571,211	$754,833,131
At end of period	$669,384,293	$714,571,211

(1)	Includes $23,142,809 of net realized gains from redemptions in-kind.

(2)	Includes $26,595,968 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.69	%(2)	0.68%	0.68%	0.69%	0.67%	0.65%
Net investment income	1.80	%(2)	1.75%	1.81%	1.82%	1.96%	1.67%
Portfolio Turnover	26	%(3)	61%	19%	10%	38%	40%

Total Return	(0.62	)%(3)	1.45%	16.92%	24.87%	15.74%	3.64%

Net assets, end of period (000’s omitted)	$669,384		$714,571	$754,833	$782,833	$854,995	$1,447,845

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 82.4% and 17.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

21

Tax-Managed Value Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% on net assets of $500 million but less than $1 billion, 0.60% on net assets of $1 billion but less than $2 billion, 0.575% on net assets of $2 billion but less than $5 billion and 0.555% on net assets of $5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $2,147,537 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $173,925,052 and $203,168,100, respectively, for the six months ended April 30, 2016. Included in sales is $34,422,859 representing the value of securities delivered in payment of redemptions in-kind.

22

Tax-Managed Value Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$408,182,819

Gross unrealized appreciation	$260,418,428
Gross unrealized depreciation	(274,474)

Net unrealized appreciation	$260,143,954

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund registered under the 1940 Act, and prior to its liquidation in December 2015, in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), an affiliated investment company managed by EVM. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by noncash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Noncash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At April 30, 2016, the Portfolio had no securities on loan.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Tax-Managed Value Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$24,172,110	$—		$—	$24,172,110
Consumer Staples	49,646,963	10,367,447		—	60,014,410
Energy	84,083,935	—		—	84,083,935
Financials	201,738,222	—		—	201,738,222
Health Care	96,161,740	—		—	96,161,740
Industrials	81,157,024	—		—	81,157,024
Information Technology	56,252,084	—		—	56,252,084
Materials	5,500,734	—		—	5,500,734
Telecommunication Services	8,942,670	—		—	8,942,670
Utilities	46,812,080	—		—	46,812,080

Total Common Stocks	$654,467,562	$10,367,447	*	$—	$664,835,009

Short-Term Investments	$—	$3,491,764		$—	$3,491,764

Total Investments	$654,467,562	$13,859,211		$—	$668,326,773

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

26

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Tax-Managed Value Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2016